UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08941

The Vantagepoint Funds

(Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Washington D.C. 20002-4240

(Address of principal executive offices) (Zip code)

Angela Montez, Secretary of the Registrant

777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240

(Name and address of agent for service)

Registrant’s telephone number, including area code: (202) 962-4600

Date of fiscal year end: 12/31/14

Date of reporting period: 09/30/14

Item 1 (Schedule of Investments): The schedule of investments is set forth below.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—52.5%
Aerospace & Defense—0.1%
L-3 Communications Corp.
1.500%	05/28/2017		$970,000	$963,515

Airlines—0.1%
United Airlines Pass Through Trust, Series 2014-2, Class B
4.625%	09/03/2022		700,000	696,500

Auto Components—0.1%
Continental Rubber of America Corp.
4.500%	09/15/2019	^	865,000	911,859
Johnson Controls, Inc.
1.400%	11/02/2017		200,000	198,481

				1,110,340

Automobiles—1.0%
Chrysler Group LLC/CG Co.-Issuer, Inc.
8.000%	06/15/2019		980,000	1,044,925
Daimler Finance North America LLC
2.300%	01/09/2015	^	1,290,000	1,296,731
1.375%	08/01/2017	^	980,000	976,109
1.250%	01/11/2016	^	650,000	654,607
Hyundai Capital America
2.125%	10/02/2017	^	265,000	268,403
1.625%	10/02/2015	^	580,000	584,130
Nissan Motor Acceptance Corp.
1.950%	09/12/2017	^	650,000	657,000
1.000%	03/15/2016	^	1,115,000	1,116,919
Volkswagen Group of America Finance LLC
1.250%	05/23/2017	^	1,520,000	1,512,784

				8,111,608

Banks—16.1%
ABN AMRO Bank NV (Netherlands)
1.035%	10/28/2016	#^	730,000	737,201
ANZ New Zealand Int’l Ltd. (New Zealand)
1.125%	03/24/2016	^†	710,000	713,356
Australia & New Zealand Banking Group Ltd. (Australia)
0.794%	05/15/2018	#	1,380,000	1,390,667
Bank of America Corp.
6.500%	08/01/2016		6,600,000	7,206,712
3.875%	03/22/2017		200,000	210,680
3.700%	09/01/2015		635,000	652,169
Bank of America Corp. MTN
1.700%	08/25/2017		830,000	826,995
1.303%	03/22/2018	#	1,480,000	1,508,761
1.250%	01/11/2016		790,000	793,609
Bank of America Corp., Series L MTN
5.650%	05/01/2018		3,750,000	4,174,530
Bank of America Corp., Series 1
3.750%	07/12/2016		520,000	543,056
Bank of Montreal MTN (Canada)
0.834%	04/09/2018	#	680,000	686,512
Bank of Nova Scotia (The) (Canada)
0.754%	07/15/2016	#	660,000	664,288
0.750%	10/09/2015		1,000,000	1,003,253
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
1.450%	09/08/2017	^	1,130,000	1,123,595
0.685%	02/26/2016	#^	1,250,000	1,252,951
Banque Federative du Credit Mutuel SA (France)
1.085%	10/28/2016	#^	1,500,000	1,515,576
Barclays Bank plc (United Kingdom)
6.750%	05/22/2019		4,250,000	5,056,480
3.900%	04/07/2015		1,830,000	1,862,148

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
2.500%	02/20/2019		$2,250,000	$2,255,276
0.811%	02/17/2017	#	1,100,000	1,105,054
BB&T Corp. MTN
1.600%	08/15/2017		420,000	421,438
0.900%	02/01/2019	#	1,540,000	1,557,416
BBVA Banco Continental SA (Peru)
2.250%	07/29/2016	^	600,000	607,500
BNP Paribas SA (France)
0.825%	12/12/2016	#	1,520,000	1,528,811
BNP Paribas SA MTN (France)
3.600%	02/23/2016		720,000	746,383
Capital One Bank USA NA, Bank Note
1.200%	02/13/2017		6,400,000	6,389,766
1.150%	11/21/2016		430,000	430,131
Capital One NA, Bank Note
1.500%	09/05/2017		1,040,000	1,036,188
Citigroup, Inc.
6.125%	11/21/2017		4,350,000	4,910,802
6.010%	01/15/2015		1,596,000	1,621,276
4.450%	01/10/2017		1,545,000	1,647,049
1.550%	08/14/2017		1,930,000	1,916,642
1.300%	04/01/2016		4,189,000	4,203,385
1.023%	04/01/2016	#	1,320,000	1,329,858
Compass Bank, Bank Note
1.850%	09/29/2017		1,000,000	1,000,613
Credit Agricole SA (France)
1.394%	04/15/2016	#^	1,080,000	1,092,617
1.082%	10/03/2016	#^†	1,090,000	1,099,414
1.034%	04/15/2019	#^	700,000	706,487
Discover Bank
2.000%	02/21/2018		1,710,000	1,703,158
Fifth Third Bancorp
5.450%	01/15/2017		355,000	386,278
Fifth Third Bank/Ohio, Bank Note
1.150%	11/18/2016		900,000	900,794
HSBC Bank plc (United Kingdom)
0.874%	05/15/2018	#^	3,840,000	3,876,526
Huntington National Bank (The)
1.375%	04/24/2017		360,000	359,595
1.350%	08/02/2016		300,000	301,606
0.658%	04/24/2017	#	300,000	300,380
Huntington National Bank (The), Bank Note
1.300%	11/20/2016		590,000	590,830
JPMorgan Chase & Co.
3.150%	07/05/2016		8,090,000	8,374,938
1.134%	01/25/2018	#	750,000	764,167
JPMorgan Chase & Co. MTN
1.875%	03/20/2015		1,230,000	1,238,533
1.350%	02/15/2017		1,540,000	1,537,536
KeyBank NA, Bank Note
4.950%	09/15/2015		520,000	541,213
1.100%	11/25/2016		320,000	320,649
KeyCorp MTN
3.750%	08/13/2015		560,000	575,254
Lloyds Bank plc (United Kingdom)
2.300%	11/27/2018		320,000	321,046
Macquarie Bank Ltd. (Australia)
2.000%	08/15/2016	^	1,300,000	1,322,086
Manufacturers & Traders Trust Co., Bank Note
1.400%	07/25/2017		1,160,000	1,158,758
1.250%	01/30/2017		870,000	871,365
Mizuho Bank Ltd. (Japan)
1.700%	09/25/2017	^	610,000	609,844

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
1.300%	04/16/2017	^	$610,000	$606,842
0.684%	09/25/2017	#^	400,000	400,054
National Australia Bank Ltd. (Australia)
1.300%	06/30/2017	^	510,000	508,256
0.784%	07/25/2016	#	1,340,000	1,349,810
Nederlandse Waterschapsbank NV (Netherlands)
0.750%	03/29/2016	^	960,000	963,052
Nordea Bank AB (Sweden)
0.875%	05/13/2016	^	1,490,000	1,490,556
Oversea-Chinese Banking Corp. Ltd. (Singapore)
1.625%	03/13/2015	^	700,000	703,367
PNC Bank NA, Bank Note
1.150%	11/01/2016		400,000	401,338
Regions Financial Corp.
2.000%	05/15/2018		920,000	909,926
Royal Bank of Scotland Group plc (United Kingdom)
2.550%	09/18/2015		445,000	451,706
1.875%	03/31/2017		1,000,000	1,001,120
1.173%	03/31/2017	#	1,670,000	1,677,595
Royal Bank of Scotland plc (The) (United Kingdom)
4.375%	03/16/2016		274,000	287,209
3.950%	09/21/2015		4,990,000	5,136,921
Santander US Debt SAU (Spain)
3.781%	10/07/2015	^	900,000	924,912
Societe Generale SA (France)
1.315%	10/01/2018	#†	1,400,000	1,403,343
Standard Chartered Bank (United Kingdom)
6.400%	09/26/2017	^	1,500,000	1,681,349
Standard Chartered plc (United Kingdom)
3.200%	05/12/2016	^	4,100,000	4,246,325
1.500%	09/08/2017	^	2,000,000	1,995,500
Sumitomo Mitsui Banking Corp. (Japan)
1.300%	01/10/2017		590,000	590,408
0.902%	07/19/2016	#	330,000	332,569
0.900%	01/18/2016		480,000	480,489
SunTrust Bank, Bank Note
1.350%	02/15/2017		1,540,000	1,540,026
SunTrust Bank, Inc.
5.200%	01/17/2017		1,320,000	1,426,387
Svenska Handelsbanken AB (Sweden)
0.683%	03/21/2016	#	1,500,000	1,506,834
Wells Fargo & Co.
0.863%	04/23/2018	#	250,000	252,689
Wells Fargo & Co. MTN
1.400%	09/08/2017		1,980,000	1,974,971
Westpac Banking Corp. (Australia)
1.200%	05/19/2017		1,150,000	1,147,070

				128,973,825

Beverages—0.3%
Heineken NV (Netherlands)
0.800%	10/01/2015	^	250,000	250,440
SABMiller Holdings, Inc.
2.450%	01/15/2017	^	720,000	735,962
0.930%	08/01/2018	#^	370,000	373,151
Suntory Holdings Ltd. (Japan)
1.650%	09/29/2017	^	1,130,000	1,131,025

				2,490,578

Biotechnology—0.3%
Amgen, Inc.
1.875%	11/15/2014		860,000	861,605

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
1.250%	05/22/2017		$1,740,000	$1,731,971

				2,593,576

Building Products—0.1%
Masco Corp.
4.800%	06/15/2015		465,000	476,126

Capital Markets—1.9%
Bank of New York Mellon Corp. (The) MTN
0.800%	08/01/2018	#	750,000	756,957
Credit Suisse MTN (Switzerland)
1.375%	05/26/2017		2,210,000	2,198,926
E*TRADE Financial Corp.
6.000%	11/15/2017		525,000	543,375
Goldman Sachs Group, Inc. (The)
3.625%	02/07/2016		1,350,000	1,395,579
Goldman Sachs Group, Inc. (The) MTN
1.334%	11/15/2018	#	1,470,000	1,497,020
Hutchison Whampoa International 12 II Ltd. (Cayman Islands)
2.000%	11/08/2017	^	480,000	484,760
Macquarie Group Ltd. (Australia)
1.237%	01/31/2017	#^	1,540,000	1,558,275
Morgan Stanley MTN
1.514%	04/25/2018	#	1,610,000	1,656,727
0.973%	07/23/2019	#	1,930,000	1,934,977
Nomura Holdings, Inc. MTN (Japan)
1.684%	09/13/2016	#	1,310,000	1,335,012
UBS AG MTN (Switzerland)
1.375%	08/14/2017		1,700,000	1,687,729

				15,049,337

Chemicals—0.4%
Ashland, Inc.
3.875%	04/15/2018		1,050,000	1,057,875
3.000%	03/15/2016		275,000	276,375
Dow Chemical Co. (The)
2.500%	02/15/2016		690,000	705,217
Ineos Finance plc (United Kingdom)
8.375%	02/15/2019	^	725,000	778,469

				2,817,936

Commercial Services & Supplies—0.1%
Mobile Mini, Inc.
7.875%	12/01/2020		700,000	752,500

Communications Equipment—0.3%
Cisco Systems, Inc.
1.100%	03/03/2017		1,100,000	1,099,919
0.514%	03/03/2017	#	1,200,000	1,204,753

				2,304,672

Construction & Engineering—0.5%
Heathrow Funding Ltd. (Jersey, Channel Islands)
2.500%	06/25/2015	^	3,500,000	3,544,384

Consumer Finance—3.9%
Ally Financial, Inc.
3.250%	09/29/2017		1,200,000	1,188,000
American Express Co.
0.825%	05/22/2018	#	1,410,000	1,423,437
American Express Credit Corp.
0.744%	07/29/2016	#	1,120,000	1,126,420
American Express Credit Corp. MTN
2.750%	09/15/2015		2,500,000	2,552,893

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
1.750%	06/12/2015		$2,675,000	$2,699,441
1.125%	06/05/2017		230,000	228,473
American Honda Finance Corp.
1.125%	10/07/2016		600,000	602,353
Caterpillar Financial Services Corp.
0.700%	11/06/2015		1,270,000	1,272,484
Caterpillar Financial Services Corp. MTN
1.250%	08/18/2017		730,000	728,380
1.000%	03/03/2017		1,030,000	1,026,956
Ford Motor Credit Co. LLC
4.250%	02/03/2017		800,000	848,752
3.000%	06/12/2017		690,000	712,593
1.684%	09/08/2017		1,350,000	1,345,014
Ford Motor Credit Co. LLC, Series 1
1.065%	03/12/2019	#	1,060,000	1,065,305
General Motors Financial Co., Inc.
3.000%	09/25/2017		890,000	900,013
Harley-Davidson Financial Services, Inc.
1.150%	09/15/2015	^	420,000	422,256
HSBC Finance Corp.
0.664%	06/01/2016	#	5,347,000	5,351,427
HSBC USA, Inc.
1.116%	09/24/2018	#	900,000	918,580
International Lease Finance Corp.
3.875%	04/15/2018		1,095,000	1,088,841
2.184%	06/15/2016	#	1,295,000	1,286,906
John Deere Capital Corp.
1.050%	10/11/2016		560,000	561,565
John Deere Capital Corp. MTN
1.125%	06/12/2017		1,240,000	1,234,312
PACCAR Financial Corp. MTN
1.100%	06/06/2017		370,000	368,350
0.833%	12/06/2018	#	290,000	293,171
0.800%	02/08/2016		300,000	300,924
Toyota Motor Credit Corp. MTN
1.125%	05/16/2017		1,750,000	1,744,428

				31,291,274

Containers & Packaging—0.2%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)
3.234%	12/15/2019	#^	1,730,000	1,680,263

Diversified Financial Services—4.0%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
2.250%	01/14/2019		8,000,000	8,041,280
ERAC USA Finance LLC
1.400%	04/15/2016	^	230,000	231,713
GE Capital UK Funding MTN (Ireland)
0.716%	03/20/2017	#	GBP 700,000	1,131,791
General Electric Capital Corp.
1.625%	07/02/2015		$1,350,000	1,363,092
General Electric Capital Corp. MTN
6.000%	08/07/2019		600,000	700,514
1.250%	05/15/2017		4,215,000	4,215,118
0.884%	07/12/2016	#	7,757,000	7,827,713
Moody’s Corp.
2.750%	07/15/2019	†	6,918,000	6,962,151
Synchrony Financial
3.000%	08/15/2019		580,000	581,976
1.875%	08/15/2017		460,000	460,946

				31,516,294

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Diversified Telecommunication Services—2.3%
British Telecommunications plc (United Kingdom)
1.625%	06/28/2016		$320,000	$323,103
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017		370,000	374,587
Deutsche Telekom International Finance BV (Netherlands)
3.125%	04/11/2016	^	3,000,000	3,097,092
Verizon Communications, Inc.
2.625%	02/21/2020	^	7,384,000	7,300,450
1.984%	09/14/2018	#	4,134,000	4,358,985
1.764%	09/15/2016	#	280,000	287,198
1.350%	06/09/2017		1,240,000	1,234,509
0.700%	11/02/2015		580,000	580,669
Windstream Corp.
7.875%	11/01/2017		880,000	980,100

				18,536,693

Electric Utilities—1.5%
Duke Energy Corp.
0.612%	04/03/2017	#	460,000	461,885
Electricite de France SA (France)
1.150%	01/20/2017	^	790,000	788,413
0.694%	01/20/2017	#^	450,000	451,166
Enel Finance International NV (Netherlands)
3.875%	10/07/2014	^	6,034,000	6,035,702
Georgia Power Co.
0.554%	03/15/2016	#	1,394,000	1,394,629
NextEra Energy Capital Holdings, Inc.
1.339%	09/01/2015		1,100,000	1,107,169
1.200%	06/01/2015		210,000	210,910
RJS Power Holdings LLC
5.125%	07/15/2019	^	1,340,000	1,333,300

				11,783,174

Electrical Equipment—0.1%
Eaton Corp.
0.950%	11/02/2015		560,000	561,928

Electronic Equipment, Instruments & Components—0.1%
Amphenol Corp.
1.550%	09/15/2017		470,000	469,745

Energy Equipment & Services—0.3%
Cameron International Corp.
1.400%	06/15/2017		400,000	399,958
Nabors Industries, Inc.
2.350%	09/15/2016		1,200,000	1,226,777
National Oilwell Varco, Inc.
1.350%	12/01/2017		830,000	826,960

				2,453,695

Food & Staples Retailing—0.3%
CVS Health Corp.
1.200%	12/05/2016		290,000	290,572
Kroger Co. (The)
2.200%	01/15/2017		650,000	662,836
0.763%	10/17/2016	#	910,000	913,050
Sysco Corp.
1.450%	10/02/2017		420,000	420,875
Woolworths Ltd. (Australia)
2.550%	09/22/2015	^	58,000	59,017

				2,346,350

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Food Products—0.9%
ConAgra Foods, Inc.
1.350%	09/10/2015		$200,000	$201,083
1.300%	01/25/2016		300,000	301,314
Ingredion, Inc.
3.200%	11/01/2015		310,000	317,265
Kraft Foods Group, Inc.
1.625%	06/04/2015		440,000	443,349
Tyson Foods, Inc.
2.650%	08/15/2019		4,604,000	4,617,771
Want Want China Finance Ltd. (Cayman Islands)
1.875%	05/14/2018	^	680,000	666,945
Wm. Wrigley Jr. Co.
2.000%	10/20/2017	^	200,000	202,019
1.400%	10/21/2016	^	200,000	201,100

				6,950,846

Gas Utilities—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019		1,000,000	1,032,500

Health Care Equipment & Supplies—0.2%
CareFusion Corp.
1.450%	05/15/2017		1,800,000	1,791,779

Health Care Providers & Services—1.7%
Express Scripts Holding Co.
2.750%	11/21/2014		1,300,000	1,304,083
1.250%	06/02/2017		570,000	565,865
McKesson Corp.
1.292%	03/10/2017		400,000	398,820
UnitedHealth Group, Inc.
1.400%	10/15/2017		270,000	269,809
0.850%	10/15/2015		1,358,000	1,362,426
Ventas Realty LP
1.550%	09/26/2016		481,000	484,542
1.250%	04/17/2017		290,000	288,783
WellPoint, Inc.
2.375%	02/15/2017		5,430,000	5,562,525
2.300%	07/15/2018		3,000,000	3,010,473
1.250%	09/10/2015		550,000	553,357

				13,800,683

Hotels, Restaurants & Leisure—0.0%
Carnival Corp. (Panama)
1.875%	12/15/2017		280,000	280,563

Independent Power and Renewable Electricity Producers—0.2%
AES Corp.
3.234%	06/01/2019	#	1,140,000	1,125,750
TransAlta Corp. (Canada)
1.900%	06/03/2017		360,000	360,287

				1,486,037

Industrial Conglomerates—0.0%
Tyco Electronics Group SA (Luxembourg)
1.600%	02/03/2015		270,000	271,052

Insurance—2.2%
Aflac, Inc.
3.450%	08/15/2015		2,937,000	3,010,366
Hartford Financial Services Group, Inc. (The)
4.000%	03/30/2015		510,000	519,091
Metropolitan Life Global Funding I
0.764%	07/15/2016	#^	4,000,000	4,033,832

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Principal Life Global Funding II
1.000%	12/11/2015	^	$660,000	$663,022
Prudential Covered Trust, Series 2012-1
2.997%	09/30/2015	^	1,706,250	1,742,153
Prudential Financial, Inc. MTN
6.100%	06/15/2017		2,500,000	2,795,655
3.875%	01/14/2015		1,951,000	1,970,342
1.014%	08/15/2018	#	600,000	606,072
Prudential Financial, Inc., Series C MTN
4.750%	06/13/2015		2,290,000	2,356,534

				17,697,067

Internet Software & Services—0.2%
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017		500,000	503,788
IAC/InterActiveCorp
4.875%	11/30/2018		350,000	355,250
Tencent Holdings Ltd. (Cayman Islands)
2.000%	05/02/2017	^	800,000	801,379

				1,660,417

IT Services—0.1%
Computer Sciences Corp.
2.500%	09/15/2015		270,000	274,140
Fidelity National Information Services, Inc.
2.000%	04/15/2018		380,000	377,980
1.450%	06/05/2017		190,000	189,015

				841,135

Life Sciences Tools & Services—0.2%
Life Technologies Corp.
3.500%	01/15/2016		1,300,000	1,342,350
Thermo Fisher Scientific, Inc.
1.300%	02/01/2017		400,000	399,005

				1,741,355

Machinery—0.1%
CNH Industrial Capital LLC
3.875%	11/01/2015		1,035,000	1,046,644

Marine—0.1%
AP Moeller - Maersk A/S (Denmark)
2.550%	09/22/2019	^	1,000,000	1,003,581

Media—0.5%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.125%	02/15/2016		500,000	514,674
DISH DBS Corp.
4.625%	07/15/2017		1,000,000	1,022,500
NBCUniversal Enterprise, Inc.
0.919%	04/15/2018	#^	500,000	505,467
Thomson Reuters Corp. (Canada)
1.650%	09/29/2017		950,000	949,343
1.300%	02/23/2017		400,000	399,541
Time Warner, Inc.
3.150%	07/15/2015		440,000	448,813

				3,840,338

Metals & Mining—4.1%
Anglo American Capital plc (United Kingdom)
2.625%	09/27/2017	^	4,400,000	4,479,688
1.184%	04/15/2016	#^	350,000	352,104
ArcelorMittal (Luxembourg)
4.250%	08/05/2015	†	1,000,000	1,020,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Barrick North America Finance LLC
6.800%	09/15/2018		$6,056,000	$7,056,064
FMG Resources August 2006 Pty Ltd. (Australia)
6.000%	04/01/2017	^†	720,000	727,650
Freeport-McMoRan, Inc.
2.150%	03/01/2017		270,000	274,759
1.400%	02/13/2015		300,000	300,871
Glencore Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	5,735,000	5,834,955
Glencore Funding LLC
2.500%	01/15/2019	^	3,886,000	3,807,911
1.594%	01/15/2019	#^	1,230,000	1,240,477
Rio Tinto Finance USA Ltd. (Australia)
6.500%	07/15/2018		3,500,000	4,055,356
1.875%	11/02/2015		3,435,000	3,481,822
Steel Dynamics, Inc.
5.125%	10/01/2021	^†	350,000	355,250

				32,986,907

Oil, Gas & Consumable Fuels—2.2%
Boardwalk Pipelines LP
5.875%	11/15/2016		320,000	346,639
BP Capital Markets plc (United Kingdom)
0.743%	05/10/2018	#	240,000	240,737
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
1.125%	05/09/2016		620,000	620,732
CNOOC Nexen Finance 2014 ULC (Canada)
1.625%	04/30/2017		590,000	590,535
CNPC General Capital Ltd. (Virgin Islands, British)
1.133%	05/14/2017	#^	700,000	702,061
ConocoPhillips
4.600%	01/15/2015		455,000	460,299
DCP Midstream Operating LP
3.250%	10/01/2015		550,000	564,081
Devon Energy Corp.
1.200%	12/15/2016		660,000	660,850
Enbridge, Inc. (Canada)
0.684%	06/02/2017	#	420,000	421,606
Enterprise Products Operating LLC
1.250%	08/13/2015		280,000	281,383
Hess Corp.
1.300%	06/15/2017		460,000	458,556
Marathon Oil Corp.
0.900%	11/01/2015		630,000	630,419
Murphy Oil Corp.
2.500%	12/01/2017		430,000	437,094
Petrobras International Finance Co. (Cayman Islands)
3.500%	02/06/2017		410,000	418,151
Phillips 66
2.950%	05/01/2017		270,000	280,705
1.950%	03/05/2015		270,000	271,755
Plains Exploration & Production Co.
6.500%	11/15/2020		399,000	437,950
Rockies Express Pipeline LLC
3.900%	04/15/2015	^	680,000	680,000
Sabine Pass LNG LP
7.500%	11/30/2016		1,010,000	1,075,751
Sinopec Capital 2013 Ltd. (Virgin Islands, British)
1.250%	04/24/2016	^	630,000	628,837
Statoil ASA (Norway)
0.694%	11/08/2018	#	800,000	806,327
0.524%	05/15/2018	#	2,285,000	2,287,166

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Tesoro Corp.
4.250%	10/01/2017		$700,000	$721,000
Total Capital International SA (France)
0.803%	08/10/2018	#	780,000	788,204
TransCanada PipeLines Ltd. (Canada)
0.913%	06/30/2016	#	1,960,000	1,976,827
WPX Energy, Inc.
5.250%	01/15/2017		990,000	1,034,550

				17,822,215

Pharmaceuticals—1.1%
AbbVie, Inc.
1.750%	11/06/2017		1,450,000	1,446,139
0.997%	11/06/2015	#	4,100,000	4,129,819
Actavis Funding SCS (Luxembourg)
1.300%	06/15/2017	^	700,000	687,381
Merck & Co., Inc.
0.591%	05/18/2018	#	1,120,000	1,127,099
Mylan, Inc.
1.800%	06/24/2016		200,000	202,421
1.350%	11/29/2016		340,000	340,140
Perrigo Co. plc (Ireland)
1.300%	11/08/2016	^	700,000	701,004
Salix Pharmaceuticals Ltd.
6.000%	01/15/2021	^	200,000	217,000

				8,851,003

Professional Services—0.0%
Equifax, Inc.
4.450%	12/01/2014		240,000	240,362

Real Estate Investment Trusts (REITs)—0.7%
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.000%	02/06/2017	^	1,500,000	1,500,026
Digital Realty Trust LP
4.500%	07/15/2015		1,110,000	1,132,240
Health Care REIT, Inc.
3.625%	03/15/2016		440,000	456,742
Healthcare Realty Trust, Inc.
6.500%	01/17/2017		340,000	376,204
Liberty Property LP
6.625%	10/01/2017		445,000	503,753
Simon Property Group LP
4.200%	02/01/2015		210,000	210,620
Vornado Realty LP
4.250%	04/01/2015		1,080,000	1,089,954

				5,269,539

Real Estate Management & Development—0.1%
WEA Finance LLC/Westfield UK & Europe Finance plc
2.700%	09/17/2019	^	400,000	401,404
1.750%	09/15/2017	^	330,000	330,720

				732,124

Road & Rail—0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017	†	465,000	476,625
Hertz Corp. (The)
6.750%	04/15/2019		1,000,000	1,036,250
JB Hunt Transport Services, Inc.
3.375%	09/15/2015		850,000	871,780
2.400%	03/15/2019		770,000	772,457

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.125%	05/11/2015	^	$800,000	$811,426
2.500%	03/15/2016	^	620,000	632,831
2.500%	06/15/2019	^	290,000	288,683
Ryder System, Inc. MTN
2.500%	03/01/2017		540,000	554,695

				5,444,747

Semiconductors & Semiconductor Equipment—0.1%
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	410,000	405,542

Software—0.1%
Autodesk, Inc.
1.950%	12/15/2017		430,000	432,009

Specialty Retail—0.1%
AutoZone, Inc.
1.300%	01/13/2017		440,000	440,148

Technology Hardware, Storage & Peripherals—1.0%
Hewlett-Packard Co.
5.500%	03/01/2018		1,000,000	1,118,196
3.000%	09/15/2016		4,436,000	4,593,105
2.650%	06/01/2016		750,000	770,735
1.174%	01/14/2019	#	650,000	659,422
Seagate HDD Cayman (Cayman Islands)
3.750%	11/15/2018	^	780,000	797,550

				7,939,008

Thrifts & Mortgage Finance—0.5%
Abbey National Treasury Services plc (United Kingdom)
1.650%	09/29/2017		1,700,000	1,698,084
Astoria Financial Corp.
5.000%	06/19/2017		690,000	741,735
BPCE SA (France)
1.625%	02/10/2017		550,000	553,088
BPCE SA MTN (France)
1.484%	04/25/2016	#	800,000	812,623
0.843%	06/23/2017	#	490,000	491,644

				4,297,174

Tobacco—0.9%
BAT International Finance plc (United Kingdom)
1.400%	06/05/2015	^	800,000	803,979
Lorillard Tobacco Co.
6.875%	05/01/2020		2,834,000	3,326,835
2.300%	08/21/2017	†	2,877,000	2,913,213
Reynolds American, Inc.
1.050%	10/30/2015		290,000	290,945

				7,334,972

Trading Companies & Distributors—0.1%
GATX Corp.
2.500%	07/30/2019		700,000	699,772

Wireless Telecommunication Services—0.3%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015		300,000	304,467
SBA Communications Corp.
5.625%	10/01/2019		430,000	438,600
T-Mobile USA, Inc.
5.250%	09/01/2018	†	720,000	744,300

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Vodafone Group plc (United Kingdom)
0.617%	02/19/2016	#	$1,210,000	$1,213,914

				2,701,281

TOTAL CORPORATE OBLIGATIONS (Cost $416,374,998)				419,565,113

FLOATING RATE LOANS—0.6%**
ABC Supply Co. Term Loan
3.500%	04/16/2020	#	990,000	972,368
ARAMARK Corp., Extended Term Loan
3.250%	09/06/2019	#	1,455,000	1,432,266
Asurion LLC Non-Amortizing 1st Lien Term Loan
3.750%	03/03/2017	#	400,000	397,000
CDW LLC Term Loan
3.250%	04/29/2020	#	989,953	967,951
Dole Food Co., Inc. Tranche B Term Loan
4.501%	11/01/2018	#	979,167	971,578
H.J. Heinz Co. 1st Lien Term Loan B2
3.500%	06/05/2020	#	256,750	253,958

TOTAL FLOATING RATE LOANS (Cost $5,071,004)				4,995,121

MORTGAGE-BACKED SECURITIES—5.2%
Commercial Mortgage-Backed Securities—1.4%
American Homes 4 Rent, Series 2014-SFR1, Class A
1.250%	06/17/2031	#^	676,965	674,465
Colony American Homes, Series 2014-1A, Class A
1.400%	05/17/2031	#^	714,175	716,782
Colony American Homes, Series 2014-2A, Class A
1.104%	07/17/2031	#^	1,241,625	1,233,761
Hilton USA Trust, Series 2013-HLF, Class AFL
1.156%	11/05/2030	#^	1,410,000	1,410,776
Invitation Homes Trust, Series 2013-SFR1, Class A
1.400%	12/17/2030	#^	927,880	930,679
Invitation Homes Trust, Series 2014-SFR1, Class A
1.154%	06/17/2031	#^	3,570,000	3,554,287
Invitation Homes Trust, Series 2014-SFR2, Class A
1.254%	09/17/2031	#^	2,220,000	2,220,344

				10,741,094

Non-Agency Mortgage-Backed Securities—1.8%
Banc of America Mortgage Trust, Series 2004-L, Class 1A1
2.794%	01/25/2035	#	384,851	383,444
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	1,376,079	1,293,720
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR3, Class A3
1.550%	05/25/2043	#^	703,600	670,336
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.605%	11/25/2023	#	960,671	961,208
Fosse Master Issuer plc, Series 2012-1A, Class 2A2 (United Kingdom)
1.631%	10/18/2054	#^	1,689,426	1,705,827
GSAMP Trust, Series 2004-SEA2, Class M1
0.805%	03/25/2034	#	1,239,401	1,240,775
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%	03/25/2043	#^	810,659	802,444
MLCC Mortgage Investors Trust, Series 2004-1, Class 2A2
2.148%	12/25/2034	#	930,911	928,841
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042	#	824,493	833,545

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042		#	$801,563	$818,353
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043		#	938,591	893,952
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043		#	984,930	925,470
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A
1.570%	12/25/2059		#^	596,764	597,915
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058		#^	1,064,343	1,063,364
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065		#^	580,293	580,767
Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 2A1
2.157%	10/19/2034		#	201,350	167,354
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class B1
2.618%	09/25/2034		#	813,469	661,948

					14,529,263

U.S. Government Agency Mortgage-Backed Securities—2.0%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038		^	854,510	872,888
Federal National Mortgage Association
3.132%	07/01/2041		#	2,097,924	2,225,846
3.009%	06/01/2041		#	1,058,485	1,117,429
2.092%	10/01/2034		#	864,251	911,986
1.941%	10/01/2034		#	138,852	146,615
1.924%	09/01/2034		#	80,604	85,619
1.915%	09/01/2034		#	114,713	121,586
Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M1
2.155%	10/25/2023		#	1,294,429	1,308,651
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1
1.755%	01/25/2024		#	1,433,427	1,436,224
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 1M1
1.105%	05/25/2024		#	1,480,823	1,458,079
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C03, Class 1M1
1.355%	07/25/2024		#	3,671,044	3,646,386
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020			108,524	109,347
National Credit Union Administration Guaranteed Notes, Series 2010-R3, Class 1A
0.716%	12/08/2020		#	2,787,117	2,809,826

					16,250,482

TOTAL MORTGAGE-BACKED SECURITIES (Cost $41,789,817)					41,520,839

U.S. TREASURY OBLIGATIONS—22.7%
U.S. Treasury Notes—22.7%
U.S. Treasury Note
0.875%	06/15/2017 07/15/2017	-		34,005,000	33,922,474
0.750%	01/15/2017 10/31/2017	-		65,700,000	65,058,457
0.625%	02/15/2017			8,030,000	7,996,435
0.500%	06/30/2016 08/31/2016	-	†	40,530,000	40,523,957
0.375%	03/15/2016		‡‡	315,000	315,178

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
0.250%	10/31/2015		$33,500,000	$33,538,592

				181,355,093

TOTAL U.S. TREASURY OBLIGATIONS (Cost $181,432,058)				181,355,093

GOVERNMENT RELATED OBLIGATIONS—3.4%
U.S. Government Agencies—0.9%
Federal Home Loan Bank, Series 3823
0.500%	09/28/2016		3,870,000	3,860,573
Federal Home Loan Mortgage Corp., Series 1
1.000%	07/28/2017		3,000,000	2,988,912

				6,849,485

Non-U.S. Government Agencies—0.4%
FMS Wertmanagement AoeR (Germany)
1.125%	09/05/2017		1,600,000	1,597,389
Korea Expressway Corp. (Korea, Republic of)
1.625%	04/28/2017	^	700,000	699,125
Petroleos Mexicanos (Mexico)
2.254%	07/18/2018	#	940,000	984,650

				3,281,164

Sovereign Debt—0.2%
Instituto de Credito Oficial (Spain)
1.125%	04/01/2016	^	1,610,000	1,617,012
Panama Government International Bond (Panama)
7.250%	03/15/2015		60,000	61,755

				1,678,767

Supranational—0.7%
European Investment Bank
1.125%	04/15/2015		5,555,000	5,583,630

U.S. Municipal Bonds—1.2%
California General Obligation Bonds (California)
5.450%	04/01/2015		3,635,000	3,726,892
1.050%	02/01/2016		755,000	759,583
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A (Florida)
2.995%	07/01/2020		3,125,000	3,138,719
1.298%	07/01/2016		1,955,000	1,965,205

				9,590,399

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $26,662,033)				26,983,445

ASSET-BACKED SECURITIES—13.9%
Automobiles—3.4%
Ally Master Owner Trust Series 2013-2, Class A
0.604%	04/15/2018	#	1,600,000	1,603,051
Capital Auto Receivables Asset Trust Series 2014-2, Class A1
0.454%	06/20/2016	#	1,605,000	1,605,777
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018		330,000	330,252
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018		330,000	329,938

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Enterprise Fleet Financing LLC Series 2012-1, Class A2
1.140%	11/20/2017	^	$585,476	$586,230
Ford Credit Auto Owner Trust Series 2013-A, Class A3
0.550%	07/15/2017		3,170,700	3,173,402
Harley-Davidson Motorcycle Trust Series 2014-1, Class A3
1.100%	09/15/2019		5,502,000	5,495,040
Nissan Auto Receivables Owner Trust Series 2011-A, Class A4
1.940%	09/15/2017		688,660	693,250
Porsche Financial Auto Securitization Trust Series 2014-1, Class A3
0.670%	01/23/2018	^	7,789,000	7,781,550
Toyota Auto Receivables Owner Trust Series 2014-B, Class A4
1.310%	09/16/2019		400,000	399,211
Volkswagen Auto Loan Enhanced Trust Series 2014-1, Class A3
0.910%	10/22/2018		5,436,000	5,424,427

				27,422,128

Credit Card—9.3%
American Express Credit Account Master Trust Series 2014-1, Class A
0.524%	12/15/2021	#	5,989,000	6,000,864
BA Credit Card Trust Series 2014-A1, Class A
0.534%	06/15/2021	#	5,600,000	5,601,198
Cabela’s Master Credit Card Trust Series 2014-1, Class A
0.504%	03/16/2020	#	2,195,000	2,194,887
Cabela’s Master Credit Card Trust Series 2014-2, Class A
0.604%	07/15/2022	#	2,531,000	2,532,991
Capital One Multi-Asset Execution Trust Series 2007-A5, Class A5
0.194%	07/15/2020	#	4,900,000	4,867,466
Capital One Multi-Asset Execution Trust Series 2007-A7, Class A7
5.750%	07/15/2020		2,100,000	2,351,076
Capital One Multi-Asset Execution Trust Series 2014-A3, Class A3
0.534%	01/18/2022	#	1,800,000	1,803,803
Chase Issuance Trust Series 2013-A9, Class A
0.574%	11/16/2020	#	9,000,000	9,027,670
Chase Issuance Trust Series 2006-A2, Class A2
5.160%	04/16/2018		2,114,000	2,244,692
Chase Issuance Trust Series 2007-B1, Class B1
0.404%	04/15/2019	#	1,500,000	1,494,100
Citibank Credit Card Issuance Trust Series 2006-A3, Class A3
5.300%	03/15/2018		960,000	1,023,777
Citibank Credit Card Issuance Trust Series 2008-A2, Class A2
1.304%	01/23/2020	#	3,300,000	3,399,645
Citibank Credit Card Issuance Trust Series 2013-A6, Class A6
1.320%	09/07/2018		3,897,000	3,924,772

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Discover Card Execution Note Trust Series 2013-A6, Class A6
0.604%	04/15/2021	#	$5,558,000	$5,579,226
Discover Card Execution Note Trust Series 2007-A1, Class A1
5.650%	03/16/2020		750,000	838,115
Discover Card Execution Note Trust Series 2014-A1, Class A1
0.584%	07/15/2021	#	3,200,000	3,208,915
Discover Card Execution Note Trust Series 2012-A1, Class A1
0.810%	08/15/2017		1,450,000	1,452,577
Gracechurch Card Funding plc (United Kingdom) Series 2012-1A, Class A1
0.854%	02/15/2017	#^	2,700,000	2,706,483
Synchrony Credit Card Master Note Trust Series 2012-5, Class A
0.950%	06/15/2018		1,390,000	1,393,974
Synchrony Credit Card Master Note Trust Series 2012-6, Class A
1.360%	08/17/2020		4,840,000	4,796,924
Synchrony Credit Card Master Note Trust Series 2012-1, Class A
1.030%	01/15/2018		2,000,000	2,003,378
Synchrony Credit Card Master Note Trust Series 2012-3, Class A
0.604%	03/15/2020	#	5,720,000	5,731,111

				74,177,644

Other—1.1%
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018		1,556,676	1,560,923
Global SC Finance II SRL (Barbados) Series 2014-1A, Class A1
3.190%	07/17/2029	^	1,888,000	1,876,631
GreatAmerica Leasing Receivables Funding LLC Series 2013-1, Class C
1.830%	06/17/2019	^	250,000	250,254
MMAF Equipment Finance LLC Series 2011-AA, Class A3
1.270%	09/15/2015	^	19,542	19,549
TAL Advantage V LLC Series 2014-2A, Class A1
1.700%	05/20/2039	^	2,748,418	2,735,885
Trade MAPS 1 Ltd. (Ireland) Series 2013-1A, Class A
0.854%	12/10/2018	#^	1,800,000	1,805,874

				8,249,116

Student Loan—0.1%
Nelnet Student Loan Trust Series 2014-2A, Class A1
0.435%	06/25/2021	#^	835,450	835,195

TOTAL ASSET-BACKED SECURITIES (Cost $110,811,080)				110,684,083

			Shares	Value
MONEY MARKET FUNDS—6.3%
Institutional Money Market Funds—6.3%
Dreyfus Institutional Cash Advantage Fund, 0.06%		††¥	4,000,000	4,000,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Low Duration Bond Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%		¥15,134,153	$15,134,153
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%	††¥	8,368,875	8,368,875
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.05%	††¥	8,800,000	8,800,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.06%	††¥	2,600,000	2,600,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.07%	††¥	6,000,000	6,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	††¥	5,500,000	5,500,000

TOTAL MONEY MARKET FUNDS (Cost $50,403,028)			50,403,028

TOTAL INVESTMENTS—104.6% (Cost $832,544,018)			835,506,722
Other assets less liabilities—(4.6%)			(36,560,022)

NET ASSETS—100.0%			$798,946,700

Legend to the Schedule of Investments:

GBP	British Pound Sterling
MTN	Medium Term Note
REIT	Real Estate Investment Trust

^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $141,859,866, which represents 17.8% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of the security on loan.
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—2.4%
Banks—0.2%
Intesa Sanpaolo SpA (Italy)
6.500%	02/24/2021		^	$500,000	$576,473
2.375%	01/13/2017			700,000	708,170

					1,284,643

Capital Markets—0.5%
Goldman Sachs Group, Inc. (The) MTN
3.850%	07/08/2024			2,600,000	2,587,780

Diversified Financial Services—0.6%
Navient LLC MTN
6.250%	01/25/2016			2,400,000	2,497,200
5.050%	11/14/2014			500,000	501,250

					2,998,450

Diversified Telecommunication Services—0.6%
AT&T, Inc.
0.653%	03/30/2017		#	3,000,000	3,007,791

Electric Utilities—0.2%
Electricite de France SA (France)
1.150%	01/20/2017		^	200,000	199,598
0.694%	01/20/2017		#^	700,000	701,814

					901,412

Multi-Utilities—0.0%
RWE AG (Germany)
7.000%	10/12/2072		#	300,000	326,250

Oil, Gas & Consumable Fuels—0.3%
BG Energy Capital plc (United Kingdom)
6.500%	11/30/2072		#	800,000	878,000
Canadian Natural Resources Ltd. (Canada)
0.608%	03/30/2016		#	600,000	601,605

					1,479,605

TOTAL CORPORATE OBLIGATIONS (Cost $12,484,018)					12,585,931

MORTGAGE-BACKED SECURITIES—0.5%
U.S. Government Agency Mortgage-Backed Securities—0.5%
Federal National Mortgage Association TBA
3.000%	11/25/2044
(Cost $2,925,937)				3,000,000	2,949,258

U.S. TREASURY OBLIGATIONS—90.0%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.047%	02/26/2015			274,000	273,983
0.020%	01/08/2015			129,000	128,996

					402,979

U.S. Treasury Inflation Protected Securities Bonds—34.2%
U.S. Treasury Bond
3.875%	04/15/2029		‡‡	6,535,000	13,374,804
3.625%	04/15/2028			6,435,000	12,886,642
3.375%	04/15/2032			869,100	1,622,780
3.125%	08/15/2044			2,300,000	2,263,524
2.500%	01/15/2029			16,525,000	22,400,549
2.375%	01/15/2025 01/15/2027	-		34,842,400	50,333,860
2.125%	02/15/2040 02/15/2041	-		8,875,100	12,076,250
2.000%	01/15/2026			17,585,000	24,050,082
1.750%	01/15/2028			16,120,000	20,429,961
1.375%	02/15/2044			11,255,000	12,324,529

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date			Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
0.750%	02/15/2042			$9,159,500	$8,860,926
0.625%	02/15/2043			860,000	788,427

					181,412,334

U.S. Treasury Inflation Protected Securities Notes—55.7%
U.S. Treasury Note
2.625%	07/15/2017			4,000,000	5,015,765
2.500%	07/15/2016			5,124,800	6,421,438
2.375%	01/15/2017			10,000	12,622
1.875%	07/15/2019			1,400,000	1,705,685
1.625%	01/15/2018			100,000	120,842
1.375%	07/15/2018 01/15/2020	-		10,184,800	11,946,868
1.250%	07/15/2020			21,650,000	25,129,994
1.125%	01/15/2021			18,890,000	21,595,930
0.625%	07/15/2021 01/15/2024	-		42,442,500	44,824,344
0.375%	07/15/2023			22,080,000	22,375,267
0.125%	04/15/2016 07/15/2024	-		152,842,300	156,087,948

					295,236,703

TOTAL U.S. TREASURY OBLIGATIONS (Cost $477,583,121)					477,052,016

GOVERNMENT RELATED OBLIGATIONS—1.4%
U.S. Government Agencies—0.8%
Federal Home Loan Bank Discount Note
0.092%	02/27/2015			200,000	199,992
0.069%	03/20/2015			1,300,000	1,299,878
0.061%	03/06/2015			200,000	199,982
0.060%	03/25/2015			1,600,000	1,599,845
New Valley Generation I
7.299%	03/15/2019			565,357	642,709

					3,942,406

Non-U.S. Government Agencies—0.2%
Export-Import Bank of Korea (Korea, Republic of)
4.000%	01/29/2021			1,200,000	1,264,764

Sovereign Debt—0.4%
Slovenia Government International Bond (Slovenia)
4.750%	05/10/2018			1,900,000	2,035,375

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $7,188,296)					7,242,545

ASSET-BACKED SECURITIES—0.5%
Home Equity—0.5%
Argent Securities, Inc. Series 2005-W2, Class A2B1
0.354%	10/25/2035		#	40,527	40,498
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF11, Class A2D
0.835%	11/25/2035		#	793,986	775,342
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF6, Class M2
0.595%	05/25/2036		#	1,300,000	1,172,226
Long Beach Mortgage Loan Trust Series 2005-2, Class M4
1.085%	04/25/2035		#	300,000	288,836
Saxon Asset Securities Trust Series 2003-1, Class AF7
4.034%	06/25/2033			96,458	97,957

					2,374,859

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Manufactured Housing—0.0%
Conseco Finance Securitizations Corp.
Series 2002-1, Class A
6.681%	12/01/2033	#	$ 50,761	$51,017

Other—0.0%
Park Place Securities, Inc.
Series 2004-WWF1, Class M2
1.175%	12/25/2034	#	91,661	91,977

Student Loan—0.0%
North Carolina State Education Assistance Authority
Series 2011-2, Class A1
1.010%	10/26/2020	#	115,293	115,461

TOTAL ASSET-BACKED SECURITIES (Cost $2,494,585)				2,633,314

			Contracts	Value
PURCHASED OPTIONS—0.0%
Put - U.S. 10 Year Treasury Note, Expires 10/24/2014, Strike $123.50 (Cost $54,202)			144	29,250

Coupon Rate	Maturity Date		Face	Value

CERTIFICATES OF DEPOSIT—0.2%
Banks—0.2%
Banco Bilbao Vizcaya Argentaria (Spain)
0.983%	10/23/2015	#
(Cost $999,900)			EUR 1,000,000	1,000,049

			Shares	Value
MONEY MARKET FUNDS—5.2%
Institutional Money Market Fund—5.2%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $27,832,505)			¥27,832,505	27,832,505

TOTAL INVESTMENTS—100.2% (Cost $531,562,564)				531,324,868
Other assets less liabilities—(0.2%)				(1,162,249)

NET ASSETS—100.0%				$530,162,619

Legend to the Schedule of Investments:
EUR	European Monetary Unit
MTN	Medium Term Note
TBA	Security is subject to delayed delivery.

^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $1,477,885, which represents 0.3% of Net Assets. The illiquid 144A securities represented 0.3% of Net Assets, and 100.0% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint High Yield Fund
			Shares	Value
PREFERRED STOCKS—0.1%
Banks—0.1%
GMAC Capital Trust I, Series 2 8.125%		#*
(Cost $401,550)			15,000	$399,150

CONVERTIBLE PREFERRED STOCKS—0.1%
Oil, Gas & Consumable Fuels—0.1%
Rex Energy Corp., Perpetual, Series A 6.000%		*
(Cost $190,000)			1,900	185,725

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—94.4%
Aerospace & Defense—1.9%
AAR Corp.
7.250%	01/15/2022		$1,335,000	1,441,800
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg)
7.750%	12/15/2020	^	820,000	854,850
Erickson, Inc.
8.250%	05/01/2020	†	750,000	716,250
Huntington Ingalls Industries, Inc.
6.875%	03/15/2018		1,750,000	1,835,313
Spirit AeroSystems, Inc.
5.250%	03/15/2022	^	785,000	786,962
TransDigm, Inc.
5.500%	10/15/2020		1,375,000	1,340,625

				6,975,800

Air Freight & Logistics—0.1%
XPO Logistics, Inc.
7.875%	09/01/2019	^	350,000	363,125

Airlines—0.5%
American Airlines Pass Through Trust, Series 2013-2, Class B
5.600%	07/15/2020		938,287	966,435
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.
6.875%	02/15/2019	^	900,000	904,500

				1,870,935

Auto Components—0.6%
Goodyear Tire & Rubber Co. (The)
7.000%	05/15/2022		1,175,000	1,264,594
Pittsburgh Glass Works LLC
8.000%	11/15/2018	^	765,000	814,725

				2,079,319

Automobiles—0.5%
Chrysler Group LLC/CG Co.-Issuer, Inc.
8.250%	06/15/2021		1,750,000	1,916,250

Banks—1.1%
CIT Group, Inc.
5.000%	08/15/2022		2,535,000	2,550,844
HSBC Holdings plc, Perpetual Bond (United Kingdom)
6.375%	09/17/2024	#	410,000	410,000
Royal Bank of Scotland Group plc, Perpetual Bond (United Kingdom)
7.648%	09/30/2031	#	1,000,000	1,175,000

				4,135,844

Beverages—0.9%
Carolina Beverage Group LLC/Carolina Beverage Group Finance, Inc.
10.625%	08/01/2018	^	370,000	383,875

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Constellation Brands, Inc.
6.000%	05/01/2022		$1,000,000	$1,095,000
Cott Beverages, Inc.
5.375%	07/01/2022	^	1,650,000	1,600,500
Crestview DS Merger Sub II, Inc.
10.000%	09/01/2021		300,000	333,000

				3,412,375

Building Products—1.4%
Brundage-Bone Concrete Pumping, Inc.
10.375%	09/01/2021	^	350,000	361,812
Building Materials Corp. of America
6.750%	05/01/2021	^	1,200,000	1,260,000
Hardwoods Acquisition, Inc.
7.500%	08/01/2021	^	380,000	376,200
Summit Materials LLC/Summit Materials Finance Corp.
10.500%	01/31/2020		1,235,000	1,370,850
10.500%	01/31/2020	^	145,000	160,950
USG Corp.
5.875%	11/01/2021	^	1,395,000	1,429,875

				4,959,687

Capital Markets—0.5%
NRG Yield Operating LLC
5.375%	08/15/2024	^	750,000	755,625
Walter Investment Management Corp.
7.875%	12/15/2021	^	915,000	905,850

				1,661,475

Chemicals—0.8%
Axiall Corp.
4.875%	05/15/2023		500,000	481,875
CBC Ammo LLC/CBC FinCo, Inc.
7.250%	11/15/2021	^	430,000	431,613
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%	02/01/2018		400,000	408,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg)
8.750%	02/01/2019		700,000	738,500
Tronox Finance LLC
6.375%	08/15/2020		800,000	807,000

				2,867,488

Commercial Services & Supplies—1.8%
ACCO Brands Corp.
6.750%	04/30/2020		1,320,000	1,372,800
ADT Corp. (The)
6.250%	10/15/2021	†	1,180,000	1,224,250
Clean Harbors, Inc.
5.250%	08/01/2020		1,410,000	1,417,050
Covanta Holding Corp.
6.375%	10/01/2022		1,015,000	1,075,900
Jaguar Holding Co. I
9.375%	10/15/2017	^	650,000	658,125
Monitronics International, Inc.
9.125%	04/01/2020		750,000	776,250

				6,524,375

Communications Equipment—0.7%
CommScope, Inc.
5.500%	06/15/2024	^	725,000	715,937
5.000%	06/15/2021	^	695,000	684,575

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
ViaSat, Inc.
6.875%	06/15/2020		$1,000,000	$1,065,000

				2,465,512

Construction & Engineering—0.4%
AECOM Technology Corp.
5.875%	10/15/2024	^	620,000	626,975
Michael Baker Holdings LLC/Micahel Baker Finance Corp.
8.875%	04/15/2019	^	1,000,000	995,000

				1,621,975

Consumer Finance—0.5%
Ally Financial, Inc.
8.000%	11/01/2031		200,000	250,000
7.500%	09/15/2020		1,000,000	1,155,000
General Motors Financial Co., Inc.
4.375%	09/25/2021		430,000	440,213

				1,845,213

Containers & Packaging—2.3%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)
6.750%	01/31/2021	^	1,130,000	1,132,825
3.234%	12/15/2019	#^	1,000,000	971,250
Berry Plastics Corp.
5.500%	05/15/2022		2,080,000	2,004,600
BWAY Holding Co.
9.125%	08/15/2021	^	530,000	535,300
Cascades, Inc. (Canada)
5.500%	07/15/2022	^	1,760,000	1,713,800
Coveris Holdings SA (Luxembourg)
7.875%	11/01/2019	^	580,000	609,000
Pactiv LLC
8.375%	04/15/2027		500,000	535,000
Plastipak Holdings, Inc.
6.500%	10/01/2021	^	990,000	1,009,800

				8,511,575

Distributors—0.2%
American Builders & Contractors Supply Co., Inc.
5.625%	04/15/2021	^	750,000	736,875

Diversified Consumer Services—0.4%
Modular Space Corp.
10.250%	01/31/2019	^	466,000	471,825
Service Corp. International
5.375%	01/15/2022		1,000,000	1,015,000

				1,486,825

Diversified Financial Services—2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)
5.000%	10/01/2021	^	750,000	748,125
4.500%	05/15/2021	^	3,000,000	2,913,750
Denali Borrower LLC/Denali Finance Corp.
5.625%	10/15/2020	^	1,320,000	1,361,250
Navient LLC MTN
4.875%	06/17/2019		2,500,000	2,506,250
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
5.875%	03/15/2022	^	1,700,000	1,814,750
TMX Finance LLC/TitleMax Finance Corp.
8.500%	09/15/2018	^	320,000	320,000

				9,664,125

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Diversified Telecommunication Services—5.0%
CenturyLink, Inc., Series T
5.800%	03/15/2022		$510,000	$525,300
CenturyLink, Inc., Series V
5.625%	04/01/2020		1,000,000	1,035,250
CenturyLink, Inc., Series W
6.750%	12/01/2023	†	320,000	344,400
Frontier Communications Corp.
7.625%	04/15/2024		680,000	708,900
6.875%	01/15/2025		185,000	183,150
Intelsat Jackson Holdings SA (Luxembourg)
7.500%	04/01/2021		3,500,000	3,749,375
Level 3 Escrow II, Inc.
5.375%	08/15/2022	^	1,275,000	1,259,062
Level 3 Financing, Inc.
6.125%	01/15/2021	^	2,750,000	2,842,812
Sprint Capital Corp.
8.750%	03/15/2032		750,000	822,188
tw telecom holdings inc.
6.375%	09/01/2023		1,500,000	1,683,750
Virgin Media Finance plc (United Kingdom)
6.000%	10/15/2024	^	680,000	683,400
4.875%	02/15/2022		500,000	478,750
Wind Acquisition Finance SA (Luxembourg)
7.375%	04/23/2021	^	1,745,000	1,758,088
Windstream Corp.
7.750%	10/01/2021		1,040,000	1,112,800
7.500%	04/01/2023		1,000,000	1,030,000

				18,217,225

Electric Utilities—0.6%
Miran Mid-Atlantic Pass Through Trust, Series C
10.060%	12/30/2028		974,294	1,081,467
RJS Power Holdings LLC
5.125%	07/15/2019	^	1,165,000	1,159,175

				2,240,642

Electrical Equipment—0.2%
General Cable Corp.
5.750%	10/01/2022		900,000	841,500

Electronic Equipment, Instruments & Components—0.7%
Sanmina Corp.
4.375%	06/01/2019	^	2,200,000	2,161,500
Zebra Technologies Corp.
7.250%	10/15/2022	^	310,000	310,000

				2,471,500

Energy Equipment & Services—3.2%
Forum Energy Technologies, Inc.
6.250%	10/01/2021		1,375,000	1,419,687
FTS International, Inc.
6.250%	05/01/2022	^	1,000,000	987,500
Hercules Offshore, Inc.
10.250%	04/01/2019	^†	770,000	737,275
KCA Deutag UK Finance plc (United Kingdom)
7.250%	05/15/2021	^	1,500,000	1,432,500
Paragon Offshore plc (United Kingdom)
6.750%	07/15/2022	^†	1,335,000	1,131,413
Petroleum Geo-Services ASA (Norway)
7.375%	12/15/2018	^	400,000	402,000
PHI, Inc.
5.250%	03/15/2019		1,235,000	1,245,806
Precision Drilling Corp. (Canada)
6.500%	12/15/2021		1,360,000	1,407,600

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Seventy Seven Energy, Inc.
6.500%	07/15/2022	^	$1,395,000	$1,377,563
Shelf Drilling Holdings Ltd. (Cayman Islands)
8.625%	11/01/2018	^†	1,000,000	1,055,000
Sidewinder Drilling, Inc.
9.750%	11/15/2019	^	470,000	474,700

				11,671,044

Food & Staples Retailing—0.4%
Beverages & More, Inc.
10.000%	11/15/2018	^	90,000	84,938
Ingles Markets, Inc.
5.750%	06/15/2023		1,415,000	1,425,612

				1,510,550

Food Products—2.0%
HJ Heinz Co.
4.250%	10/15/2020		1,000,000	996,250
JBS USA LLC/JBS USA Finance, Inc.
7.250%	06/01/2021	^	1,750,000	1,846,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
4.875%	05/01/2021		1,085,000	1,052,450
Post Holdings, Inc.
6.000%	12/15/2022	^†	735,000	674,363
Simmons Foods, Inc.
7.875%	10/01/2021	^	650,000	645,125
Smithfield Foods, Inc.
5.250%	08/01/2018	^	1,750,000	1,758,750
WhiteWave Foods Co. (The)
5.375%	10/01/2022		480,000	486,000

				7,459,188

Gas Utilities—0.6%
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.500%	06/01/2024		2,375,000	2,274,063

Health Care Equipment & Supplies—0.9%
Crimson Merger Sub, Inc.
6.625%	05/15/2022	^	1,015,000	926,188
DJO Finance LLC/DJO Finance Corp.
9.875%	04/15/2018		1,000,000	1,052,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)
5.750%	08/01/2022	^	1,235,000	1,245,806

				3,224,494

Health Care Providers & Services—4.7%
Acadia Healthcare Co., Inc.
5.125%	07/01/2022		2,210,000	2,165,800
Amsurg Corp.
5.625%	07/15/2022	^	905,000	900,475
CHS/Community Health Systems, Inc.
6.875%	02/01/2022	^	1,965,000	2,053,425
DaVita HealthCare Partners, Inc.
5.750%	08/15/2022		3,055,000	3,177,200
Envision Healthcare Corp.
5.125%	07/01/2022	^	1,150,000	1,135,625
Fresenius Medical Care US Finance II, Inc.
5.875%	01/31/2022	^	1,000,000	1,065,000
Fresenius Medical Care US Finance, Inc.
6.500%	09/15/2018	^	500,000	551,250
5.750%	02/15/2021	^	250,000	265,000
HCA Holdings, Inc.
6.250%	02/15/2021		2,000,000	2,095,000

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%	05/15/2019		$940,000	$987,000
LifePoint Hospitals, Inc.
5.500%	12/01/2021		1,035,000	1,053,112
MedImpact Holdings, Inc.
10.500%	02/01/2018	^	1,200,000	1,289,850
Universal Hospital Services, Inc.
7.625%	08/15/2020		430,000	406,350

				17,145,087

Hotels, Restaurants & Leisure—3.9%
1011778 BC ULC/New Red Finance, Inc. (Canada)
6.000%	04/01/2022	^	550,000	549,313
Caesars Entertainment Operating Co., Inc.
9.000%	02/15/2020	†	1,000,000	770,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%	06/01/2024	^	1,645,000	1,597,706
Choctaw Resort Development Enterprise
7.250%	11/15/2019	^	500,000	500,000
Churchill Downs, Inc.
5.375%	12/15/2021	^	1,705,000	1,713,525
Greektown Holdings LLC/Greektown Mothership Corp.
8.875%	03/15/2019	^	210,000	210,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.625%	10/15/2021	^	750,000	773,906
Landry’s, Inc.
9.375%	05/01/2020	^	425,000	451,562
MCE Finance Ltd. (Cayman Islands)
5.000%	02/15/2021^		1,250,000	1,206,250
MGM Resorts International
6.625%	12/15/2021		1,500,000	1,590,000
Pinnacle Entertainment, Inc.
7.750%	04/01/2022	†	1,500,000	1,638,750
Scientific Games International, Inc.
6.250%	09/01/2020		1,765,000	1,482,600
Six Flags Entertainment Corp.
5.250%	01/15/2021	^	1,705,000	1,662,375

				14,145,987

Household Durables—1.6%
Jarden Corp.
6.125%	11/15/2022		860,000	894,400
Shea Homes LP/Shea Homes Funding Corp.
8.625%	05/15/2019		2,000,000	2,120,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.250%	04/15/2021	^	500,000	490,000
Tempur Sealy International, Inc.
6.875%	12/15/2020		995,000	1,064,650
Toll Brothers Finance Corp.
6.750%	11/01/2019		190,000	213,275
Woodside Homes Co. LLC/Woodside Homes Finance, Inc.
6.750%	12/15/2021	^	1,000,000	995,000

				5,777,325

Household Products—2.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
8.250%	02/15/2021	†	3,750,000	3,984,375
7.875%	08/15/2019		1,000,000	1,065,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Spectrum Brands, Inc.
6.625%	11/15/2022		$2,350,000	$2,479,250

				7,528,625

Independent Power and Renewable Electricity Producers—2.3%
AES Corp.
5.500%	03/15/2024		1,100,000	1,075,250
Calpine Corp.
7.875%	01/15/2023	^	875,000	958,125
6.000%	01/15/2022	^	800,000	850,000
First Wind Capital LLC
10.250%	06/01/2018	^	860,000	913,750
NRG Energy, Inc.
6.625%	03/15/2023		500,000	517,500
6.250%	07/15/2022	^	3,500,000	3,607,187
NRG REMA LLC, Series C
9.681%	07/02/2026		500,000	535,000

				8,456,812

Insurance—0.4%
Fidelity & Guaranty Life Holdings, Inc.
6.375%	04/01/2021	^	700,000	736,750
Hockey Merger Sub 2, Inc.
7.875%	10/01/2021	^	860,000	884,725

				1,621,475

Internet Software & Services—0.2%
Ancestry.com, Inc.
9.625%	10/15/2018	^	670,000	673,350
IT Services—1.9%
Compiler Finance Sub, Inc.
7.000%	05/01/2021	^†	500,000	475,000
First Data Corp.
11.250%	01/15/2021		940,000	1,072,775
8.250%	01/15/2021	^	3,805,000	4,052,325
Sungard Availability Services Capital, Inc.
8.750%	04/01/2022	^	1,810,000	1,357,500

				6,957,600

Leisure Products—0.1%
24 Hour Holdings III LLC
8.000%	06/01/2022	^†	500,000	465,000

Machinery—1.1%
Apex Tool Group LLC
7.000%	02/01/2021	^	1,360,000	1,258,000
BlueLine Rental Finance Corp.
7.000%	02/01/2019	^	870,000	896,100
Milacron LLC/Mcron Finance Corp.
7.750%	02/15/2021	^	1,600,000	1,692,000

				3,846,100

Media—7.3%
Altice SA (Luxembourg)
7.750%	05/15/2022	^	1,000,000	1,035,000
Cablevision Systems Corp.
5.875%	09/15/2022	†	310,000	301,087
CCO Holdings LLC/CCO Holdings Capital Corp.
8.125%	04/30/2020		1,750,000	1,852,812
6.500%	04/30/2021		2,560,000	2,678,400
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%	12/15/2021	^	915,000	880,688
CSC Holdings LLC
5.250%	06/01/2024	^	1,150,000	1,106,875

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
DISH DBS Corp.
5.875%	07/15/2022		$2,930,000	$2,995,925
Gannett Co., Inc.
4.875%	09/15/2021	^	240,000	232,800
Getty Images, Inc.
7.000%	10/15/2020	^†	900,000	668,250
Interactive Data Corp.
5.875%	04/15/2019	^	2,250,000	2,219,063
Live Nation Entertainment, Inc.
5.375%	06/15/2022	^	1,030,000	1,030,000
Mediacom Broadband LLC/Mediacom Broadband Corp.
5.500%	04/15/2021	^	850,000	843,625
New Cotai LLC/New Cotai Capital Corp.
10.625%	05/01/2019	^	1,000,000	1,155,000
Numericable Group SA (France)
6.000%	05/15/2022^		2,560,000	2,582,400
Sinclair Television Group, Inc.
5.375%	04/01/2021		2,000,000	1,980,000
Time, Inc.
5.750%	04/15/2022	^	1,685,000	1,617,600
Univision Communications, Inc.
6.750%	09/15/2022	^	1,300,000	1,397,500
WMG Acquisition Corp.
6.000%	01/15/2021	^	70,000	71,225
5.625%	04/15/2022	^	1,710,000	1,714,275

				26,362,525

Metals & Mining—2.5%
ArcelorMittal (Luxembourg)
6.750%	02/25/2022	†	550,000	593,313
Barminco Finance Pty Ltd. (Australia)
9.000%	06/01/2018	^	525,000	456,750
Eldorado Gold Corp. (Canada)
6.125%	12/15/2020	^	860,000	857,850
First Quantum Minerals Ltd. (Canada)
7.250%	05/15/2022	^	1,045,000	1,071,125
FMG Resources August 2006 Pty Ltd. (Australia)
6.875%	04/01/2022	^†	1,600,000	1,634,000
HudBay Minerals, Inc. (Canada)
9.500%	10/01/2020		665,000	711,550
Steel Dynamics, Inc.
5.500%	10/01/2024	^†	355,000	357,662
5.250%	04/15/2023		900,000	911,250
5.125%	10/01/2021	^†	380,000	385,700
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.375%	02/01/2020	^	1,200,000	1,266,000
Thompson Creek Metals Co., Inc. (Canada)
12.500%	05/01/2019		710,000	782,775

				9,027,975

Multiline Retail—0.9%
Dufry Finance SCA (Luxembourg)
5.500%	10/15/2020	^	590,000	619,500
Neiman Marcus Group Ltd. LLC
8.750%	10/15/2021	^	1,500,000	1,586,250
8.000%	10/15/2021	^	1,000,000	1,045,000

				3,250,750

Oil, Gas & Consumable Fuels—16.4%
Access Midstream Partners LP/ACMP Finance Corp.
5.875%	04/15/2021		1,750,000	1,855,000
Antero Resources Corp.
5.125%	12/01/2022	^	150,000	146,063

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Antero Resources Finance Corp.
5.375%	11/01/2021		$450,000	$449,438
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
5.875%	08/01/2023	†	890,000	874,425
Baytex Energy Corp. (Canada)
5.125%	06/01/2021	^	1,320,000	1,293,600
California Resources Corp.
6.000%	11/15/2024	^	640,000	659,200
5.500%	09/15/2021	^	895,000	909,544
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.500%	04/15/2021	^	1,500,000	1,432,500
Carrizo Oil & Gas, Inc.
7.500%	09/15/2020		560,000	585,200
Chesapeake Energy Corp.
7.250%	12/15/2018		1,750,000	2,003,750
CITGO Petroleum Corp.
6.250%	08/15/2022	^	785,000	818,362
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
6.375%	03/15/2024		880,000	853,600
Concho Resources, Inc.
6.500%	01/15/2022		1,750,000	1,868,125
5.500%	04/01/2023		675,000	705,375
CONSOL Energy, Inc.
5.875%	04/15/2022	^	820,000	810,775
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
7.750%	04/01/2019		1,575,000	1,657,688
Denbury Resources, Inc.
5.500%	05/01/2022		1,195,000	1,184,544
Energy XXI Gulf Coast, Inc.
6.875%	03/15/2024	^	770,000	725,725
Foresight Energy LLC/Foresight Energy Corp.
7.875%	08/15/2021	^	900,000	951,750
Gulfport Energy Corp.
7.750%	11/01/2020	^	150,000	157,125
Halcon Resources Corp.
8.875%	05/15/2021		1,990,000	1,970,100
Harvest Operations Corp. (Canada)
6.875%	10/01/2017		500,000	523,750
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.750%	04/01/2022	^	1,285,000	1,288,212
Jupiter Resources, Inc. (Canada)
8.500%	10/01/2022	^	190,000	169,100
Kinder Morgan Finance Co. LLC
6.000%	01/15/2018	^	1,750,000	1,914,063
Kinder Morgan, Inc.
5.000%	02/15/2021	^	2,025,000	2,121,187
Kodiak Oil & Gas Corp. (Canada)
5.500%	02/01/2022		2,365,000	2,388,650
Laredo Petroleum, Inc.
9.500%	02/15/2019		1,750,000	1,868,125
5.625%	01/15/2022		880,000	866,800
Linn Energy LLC/Linn Energy Finance Corp.
6.500%	05/15/2019		135,000	132,975
6.500%	09/15/2021		530,000	519,400
6.250%	11/01/2019		3,755,000	3,684,594
Magnum Hunter Resources Corp.
9.750%	05/15/2020		740,000	786,250
MEG Energy Corp. (Canada)
7.000%	03/31/2024	^	700,000	726,250
6.500%	03/15/2021	^	950,000	978,500

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Memorial Resource Development Corp.
5.875%	07/01/2022	^	$900,000	$882,000
Murphy Oil USA, Inc.
6.000%	08/15/2023		220,000	230,450
Murray Energy Corp.
9.500%	12/05/2020	^	520,000	574,600
Natural Resource Partners LP/NRP Finance Corp.
9.125%	10/01/2018		1,500,000	1,548,750
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. (Marshall Islands)
8.125%	11/15/2021	^	1,000,000	970,000
Oasis Petroleum, Inc.
6.875%	03/15/2022		725,000	768,500
6.875%	01/15/2023		390,000	412,425
Peabody Energy Corp.
7.875%	11/01/2026		310,000	301,475
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.
6.500%	05/15/2021		2,445,000	2,573,362
QEP Resources, Inc.
5.375%	10/01/2022		540,000	531,900
Range Resources Corp.
5.750%	06/01/2021		1,750,000	1,846,250
Rice Energy, Inc.
6.250%	05/01/2022	^	600,000	588,000
Rockies Express Pipeline LLC
5.625%	04/15/2020	^	270,000	279,450
RSP Permian, Inc.
6.625%	10/01/2022	^	290,000	292,175
Samson Investment Co.
9.750%	02/15/2020		1,300,000	1,186,250
Sanchez Energy Corp.
7.750%	06/15/2021		1,000,000	1,075,000
6.125%	01/15/2023	^	380,000	377,264
Southern Star Central Corp.
5.125%	07/15/2022	^	865,000	862,837
Stone Energy Corp.
7.500%	11/15/2022		945,000	978,358
Swift Energy Co.
7.125%	06/01/2017		1,600,000	1,602,000
Ultra Petroleum Corp. (Canada)
6.125%	10/01/2024	^	855,000	820,800
5.750%	12/15/2018	^	850,000	858,500

				59,440,091

Paper & Forest Products—0.2%
Resolute Forest Products, Inc.
5.875%	05/15/2023		850,000	789,969

Personal Products—0.5%
Prestige Brands, Inc.
5.375%	12/15/2021	^	1,740,000	1,644,300

Pharmaceuticals—1.4%
Endo Finance LLC
5.750%	01/15/2022	^	1,365,000	1,351,350
Endo Finance LLC & Endo Finco, Inc.
7.250%	01/15/2022	^	30,000	31,725
Grifols Worldwide Operations Ltd. (Ireland)
5.250%	04/01/2022	^	400,000	396,000
Lantheus Medical Imaging, Inc.
9.750%	05/15/2017		1,250,000	1,245,313
Salix Pharmaceuticals Ltd.
6.000%	01/15/2021	^	360,000	390,600

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Valeant Pharmaceuticals International
6.750%	08/15/2021	^	$1,710,000	$1,780,537

				5,195,525

Real Estate Investment Trusts (REITs)—0.3%
CTR Partnership LP/CareTrust Capital Corp.
5.875%	06/01/2021	^	670,000	673,350
Geo Group, Inc. (The)
5.875%	10/15/2024		440,000	443,300

				1,116,650

Real Estate Management & Development—0.6%
CBRE Services, Inc.
5.250%	03/15/2025		470,000	468,238
Howard Hughes Corp. (The)
6.875%	10/01/2021	^	770,000	798,875
Toys R Us Property Co. II LLC
8.500%	12/01/2017	†	1,000,000	1,012,500

				2,279,613

Road & Rail—2.1%
Ashtead Capital, Inc.
6.500%	07/15/2022	^	2,610,000	2,779,650
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.125%	06/01/2022	^	875,000	861,875
Florida East Coast Holdings Corp.
6.750%	05/01/2019	^	2,015,000	2,060,337
Jack Cooper Holdings Corp.
9.250%	06/01/2020	^	1,000,000	1,078,750
Watco Cos. LLC/Watco Finance Corp.
6.375%	04/01/2023	^	900,000	909,000

				7,689,612

Software—0.9%
Audatex North America, Inc.
6.000%	06/15/2021	^	2,510,000	2,585,300
Interface Security Systems Holdings, Inc./Interface Security Systems LLC
9.250%	01/15/2018		590,000	607,700

				3,193,000

Specialty Retail—4.1%
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.000%	05/20/2022		1,260,000	1,326,150
DBP Holding Corp.
7.750%	10/15/2020	^	1,605,000	1,412,400
GameStop Corp.
5.500%	10/01/2019	^†	380,000	377,150
Group 1 Automotive, Inc.
5.000%	06/01/2022^		300,000	291,750
Guitar Center, Inc.
9.625%	04/15/2020	^†	1,060,000	816,200
L Brands, Inc.
6.900%	07/15/2017		1,750,000	1,944,687
Men’s Wearhouse, Inc. (The)
7.000%	07/01/2022	^†	760,000	771,400
Michaels Stores, Inc.
5.875%	12/15/2020	^	1,250,000	1,246,875
Pendragon plc (United Kingdom)
6.875%	05/01/2020		GBP 550,000	943,829
Rent-A-Center, Inc.
6.625%	11/15/2020	†	$845,000	797,680
Sally Holdings LLC/Sally Capital, Inc.
6.875%	11/15/2019		1,750,000	1,863,750
5.750%	06/01/2022		1,310,000	1,342,750

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Serta Simmons Holdings LLC
8.125%	10/01/2020	^†	$1,020,000	$1,081,200
Spencer Spirit Holdings, Inc.
9.000%	05/01/2018	^	650,000	658,125

				14,873,946

Technology Hardware, Storage & Peripherals—0.3%
NCR Corp.
5.875%	12/15/2021		990,000	1,017,225

Textiles, Apparel & Luxury Goods—0.4%
Empire Today LLC/Empire Today Finance Corp.
11.375%	02/01/2017	^	500,000	505,000
Hanesbrands, Inc.
6.375%	12/15/2020		370,000	391,090
William Carter Co. (The)
5.250%	08/15/2021		500,000	517,500

				1,413,590

Tobacco—0.3%
Alliance One International, Inc.
9.875%	07/15/2021		1,000,000	980,000

Trading Companies & Distributors—2.5%
Flexi-Van Leasing, Inc.
7.875%	08/15/2018	^	1,730,000	1,812,175
H&E Equipment Services, Inc.
7.000%	09/01/2022		1,000,000	1,072,500
HD Supply, Inc.
7.500%	07/15/2020		1,585,000	1,652,362
United Rentals North America, Inc.
8.375%	09/15/2020	†	1,750,000	1,890,000
6.125%	06/15/2023		2,015,000	2,080,488
WESCO Distribution, Inc.
5.375%	12/15/2021		470,000	468,825

				8,976,350

Wireless Telecommunication Services—4.5%
Matterhorn Midco & Cy SCA (Luxembourg)
7.750%	02/15/2020		EUR 730,000	976,887
Sprint Communications, Inc.
8.375%	08/15/2017		1,750,000	1,962,188
Sprint Corp.
7.250%	09/15/2021	^	5,550,000	5,792,812
T-Mobile USA, Inc.
6.633%	04/28/2021		1,500,000	1,543,125
6.542%	04/28/2020		475,000	488,656
6.464%	04/28/2019		1,750,000	1,822,188
6.000%	03/01/2023		3,065,000	3,068,831
VimpelCom Holdings BV (Netherlands)
5.950%	02/13/2023	^	700,000	645,750

				16,300,437

TOTAL CORPORATE OBLIGATIONS
(Cost $351,962,359)				343,177,898

FLOATING RATE LOANS—0.2%**
Delta 2 Lux Sarl, Extended 2nd Lien Term Loan
7.750%	07/29/2022	#	160,000	159,700
TPF II LC LLC, Term Loan B
5.500%	09/24/2021	#	610,000	609,621

TOTAL FLOATING RATE LOANS
(Cost $765,425)				769,321

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint High Yield Fund
		Shares	Value
MONEY MARKET FUNDS—10.0%
Institutional Money Market Funds—10.0%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	3,300,000	$3,300,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%		¥16,314,541	16,314,541
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%	††¥	3,476,398	3,476,398
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.05%	††¥	3,300,000	3,300,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.06%	††¥	3,300,000	3,300,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.07%	††¥	3,300,000	3,300,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	††¥	3,300,000	3,300,000

TOTAL MONEY MARKET FUNDS
(Cost $36,290,939)			36,290,939

TOTAL INVESTMENTS—104.8%
(Cost $389,610,273)			380,823,033
Other assets less liabilities—(4.8%)			(17,380,278)

NET ASSETS—100.0%			$363,442,755

Legend to the Schedule of Investments:

EUR	European Monetary Unit
GBP	British Pound Sterling
MTN	Medium Term Note
REIT	Real Estate Investment Trust

#	Rate is subject to change. Rate shown reflects current rate.
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $170,787,312, which represents 47.0% of Net Assets. The illiquid 144A securities represented 0.5% of Net Assets, and 1.0% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—95.4%
Aerospace & Defense—1.7%
Alliant Techsystems, Inc.		3,700	$472,268
Boeing Co. (The)		62,700	7,986,726
Exelis, Inc.		30,565	505,545
General Dynamics Corp.		4,020	510,902
Honeywell International, Inc.		89,400	8,324,928
Huntington Ingalls Industries, Inc.		4,930	513,756
L-3 Communications Holdings, Inc.		4,400	523,248
Northrop Grumman Corp.		4,200	553,392
Raytheon Co.		5,100	518,262
Rockwell Collins, Inc.		6,600	518,100
Spirit AeroSystems Holdings, Inc., Class A	*	224,485	8,543,899
Textron, Inc.		14,200	511,058
Triumph Group, Inc.		7,425	482,996
United Technologies Corp.		99,100	10,464,960
Vectrus, Inc.	*	1,698	33,163

			40,463,203

Air Freight & Logistics—2.0%
FedEx Corp.		236,316	38,153,218
United Parcel Service, Inc., Class B		79,400	7,804,226

			45,957,444

Airlines—0.3%
Alaska Air Group, Inc.		11,200	487,648
Copa Holdings SA, Class A (Panama)		4,715	505,872
Delta Air Lines, Inc.		13,495	487,844
Southwest Airlines Co.		14,950	504,862
United Continental Holdings, Inc.	*	89,100	4,168,989

			6,155,215

Auto Components—0.3%
Gentex Corp.		18,010	482,128
Johnson Controls, Inc.		112,700	4,958,800
Lear Corp.		5,415	467,910
TRW Automotive Holdings Corp.	*	5,025	508,781
Visteon Corp.	*	5,025	488,681

			6,906,300

Automobiles—0.4%
Ford Motor Co.		282,605	4,179,728
General Motors Co.		131,572	4,202,410

			8,382,138

Banks—7.9%
Associated Banc-Corp		28,400	494,728
Bank of America Corp.		769,616	13,121,953
Bank of Hawaii Corp.		9,000	511,290
BankUnited, Inc.		16,400	500,036
BB&T Corp.		213,610	7,948,428
BOK Financial Corp.		7,970	529,846
CIT Group, Inc.		11,555	531,068
Citigroup, Inc.		312,205	16,178,463
City National Corp./California		6,900	522,123
Comerica, Inc.		10,500	523,530
Commerce Bancshares, Inc./Missouri		11,400	508,953
Cullen/Frost Bankers, Inc.		6,700	512,617
East West Bancorp, Inc.		14,600	496,400
Fifth Third Bancorp		24,600	492,492
First Horizon National Corp.		43,900	539,092
First Niagara Financial Group, Inc.		60,100	500,633
First Republic Bank/California		10,700	528,366
Fulton Financial Corp.		42,400	469,792
Huntington Bancshares, Inc./Ohio		54,600	531,258

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
JPMorgan Chase & Co.		710,730	$42,814,375
KeyCorp		35,600	474,548
M&T Bank Corp.	†	4,300	530,147
PacWest Bancorp		12,027	495,873
PNC Financial Services Group, Inc. (The)		302,885	25,920,898
Popular, Inc. (Puerto Rico)	*	16,860	496,274
Regions Financial Corp.		311,400	3,126,456
Signature Bank/New York	*	4,200	470,652
SunTrust Banks, Inc.		207,000	7,872,210
SVB Financial Group	*	4,500	504,405
Synovus Financial Corp.		22,285	526,817
TCF Financial Corp.		31,900	495,407
U.S. Bancorp/Minnesota		322,000	13,469,260
Wells Fargo & Co.		807,420	41,880,876
Zions Bancorporation		17,600	511,456

			185,030,722

Beverages—0.9%
Anheuser-Busch InBev NV ADR (Belgium)		67,200	7,449,120
Constellation Brands, Inc., Class A	*	6,100	531,676
Diageo plc ADR (United Kingdom)		50,200	5,793,080
Molson Coors Brewing Co., Class B		7,180	534,479
PepsiCo, Inc.		63,500	5,911,215

			20,219,570

Biotechnology—0.5%
Alkermes plc (Ireland)	*	11,380	487,861
Alnylam Pharmaceuticals, Inc.	*	6,510	508,431
Amgen, Inc.		64,940	9,121,473
Cubist Pharmaceuticals, Inc.	*	7,530	499,540
Myriad Genetics, Inc.	*†	13,490	520,309

			11,137,614

Building Products—0.6%
A.O. Smith Corp.		11,000	520,080
Fortune Brands Home & Security, Inc.		139,800	5,747,178
Masco Corp.		186,300	4,456,296
Owens Corning, Inc.		15,520	492,760
USG Corp.	*†	98,800	2,716,012

			13,932,326

Capital Markets—3.5%
Ameriprise Financial, Inc.		66,590	8,215,874
Bank of New York Mellon Corp. (The)		612,220	23,711,281
BlackRock, Inc.		32,025	10,514,448
Charles Schwab Corp. (The)		17,200	505,508
E*TRADE Financial Corp.	*	21,885	494,382
Federated Investors, Inc., Class B	†	17,200	504,992
Franklin Resources, Inc.		219,850	12,006,009
Goldman Sachs Group, Inc. (The)		52,190	9,580,518
Invesco Ltd.		12,700	501,396
Legg Mason, Inc.		105,130	5,378,451
Morgan Stanley		14,700	508,179
Northern Trust Corp.		122,500	8,333,675
NorthStar Asset Management Group, Inc.	*	27,962	515,060
Och-Ziff Capital Management Group LLC, Class A		38,300	410,193
Raymond James Financial, Inc.		9,500	509,010
SEI Investments Co.		14,100	509,856
State Street Corp.		6,900	507,909

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
TD Ameritrade Holding Corp.		15,225	$508,058

			83,214,799

Chemicals—1.3%
Air Products & Chemicals, Inc.		4,020	523,323
Albemarle Corp.		8,130	478,857
Ashland, Inc.		4,920	512,172
Cabot Corp.		9,800	497,546
Celanese Corp., Series A		8,195	479,571
CF Industries Holdings, Inc.		1,900	530,518
Cytec Industries, Inc.		10,040	474,792
Dow Chemical Co. (The)		171,395	8,987,954
E.I. Du Pont de Nemours & Co.		134,261	9,634,569
Eastman Chemical Co.		6,000	485,340
Huntsman Corp.		19,125	497,059
Mosaic Co. (The)		11,200	497,392
Potash Corp. of Saskatchewan, Inc. (Canada)		96,700	3,341,952
Rayonier Advanced Materials, Inc.	†	17,715	583,001
Rockwood Holdings, Inc.		6,400	489,280
RPM International, Inc.		11,460	524,639
Sigma-Aldrich Corp.		3,820	519,558
W.R. Grace & Co.	*	5,600	509,264
Westlake Chemical Corp.		5,575	482,739

			30,049,526

Commercial Services & Supplies—0.3%
ADT Corp. (The)	†	15,220	539,701
Cintas Corp.		7,720	544,955
Clean Harbors, Inc.	*	9,185	495,255
Covanta Holding Corp.		23,975	508,749
Iron Mountain, Inc. REIT		14,995	489,587
KAR Auction Services, Inc.		16,800	480,984
Pitney Bowes, Inc.		19,800	494,802
R.R. Donnelley & Sons Co.		32,575	536,184
Republic Services, Inc.		14,075	549,207
Tyco International Ltd. (Switzerland)		11,530	513,892
Waste Connections, Inc.		11,140	540,513
Waste Management, Inc.		10,835	514,988

			6,208,817

Communications Equipment—1.8%
Brocade Communications Systems, Inc.		49,085	533,554
Cisco Systems, Inc.		1,004,710	25,288,551
EchoStar Corp., Class A	*	10,035	489,306
Harris Corp.		111,400	7,396,960
JDS Uniphase Corp.	*	39,030	499,584
Juniper Networks, Inc.		21,400	474,010
Motorola Solutions, Inc.		8,000	506,240
QUALCOMM, Inc.		89,700	6,706,869

			41,895,074

Construction & Engineering—0.1%
AECOM Technology Corp.	*	14,500	489,375
Fluor Corp.		7,600	507,604
Jacobs Engineering Group, Inc.	*	10,230	499,429
KBR, Inc.		25,850	486,755
Quanta Services, Inc.	*	13,900	504,431
URS Corp.		8,755	504,376

			2,991,970

Construction Materials—0.2%
Vulcan Materials Co.		98,200	5,914,586

Consumer Finance—0.5%
Ally Financial, Inc.	*	21,555	498,783

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
American Express Co.		85,800	$7,510,932
Capital One Financial Corp.		6,325	516,247
Discover Financial Services		8,420	542,164
Navient Corp.		29,280	518,549
Santander Consumer USA Holdings, Inc.		28,445	506,605
SLM Corp.		60,915	521,432

			10,614,712

Containers & Packaging—0.3%
AptarGroup, Inc.		8,000	485,600
Avery Dennison Corp.		11,000	491,150
Bemis Co., Inc.		13,300	505,666
Greif, Inc., Class A		11,400	499,434
MeadWestvaco Corp.		114,800	4,699,912
Owens-Illinois, Inc.*		18,700	487,135
Rock-Tenn Co., Class A		10,000	475,800
Sonoco Products Co.		13,035	512,145

			8,156,842

Distributors—0.2%
Genuine Parts Co.		56,552	4,960,176

Diversified Consumer Services—0.7%
Apollo Education Group, Inc.	*	20,395	512,935
DeVry Education Group, Inc.		12,500	535,125
Graham Holdings Co., Class B		21,658	15,151,720
Service Corp. International		24,100	509,474

			16,709,254

Diversified Financial Services—0.5%
Berkshire Hathaway, Inc., Class B	*	3,700	511,118
CME Group, Inc.		6,300	503,716
Interactive Brokers Group, Inc., Class A		20,190	503,740
Intercontinental Exchange, Inc.		40,835	7,964,867
Leucadia National Corp.		20,000	476,800
MSCI, Inc.	*	10,825	508,992
NASDAQ OMX Group, Inc. (The)		12,000	509,040
Voya Financial, Inc.		13,100	512,210

			11,490,483

Diversified Telecommunication Services—5.9%
AT&T, Inc.		325,542	11,472,100
CenturyLink, Inc.		127,060	5,195,483
Frontier Communications Corp.		78,900	513,639
Level 3 Communications, Inc.	*	741,264	33,898,003
Telefonica SA (Spain)		205,707	3,176,980
tw telecom inc.	*	903,789	37,606,660
Verizon Communications, Inc.		362,889	18,140,821
Vivendi SA ADR (France)	*	1,153,400	27,831,542
Windstream Holdings, Inc.	†	45,800	493,724

			138,328,952

Electric Utilities—2.4%
American Electric Power Co., Inc.		9,625	502,521
Duke Energy Corp.		126,623	9,467,602
Edison International		96,725	5,408,862
Entergy Corp.		107,260	8,294,416
Exelon Corp.		192,850	6,574,256
FirstEnergy Corp.		151,700	5,092,569
Great Plains Energy, Inc.		21,000	507,570
Hawaiian Electric Industries, Inc.	†	20,200	536,310
ITC Holdings Corp.		14,470	515,566
NextEra Energy, Inc.		45,910	4,310,031
Northeast Utilities		165,210	7,318,803
OGE Energy Corp.		13,800	512,118

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Pepco Holdings, Inc.		19,395	$519,010
Pinnacle West Capital Corp.		9,300	508,152
PPL Corp.		15,300	502,452
Southern Co. (The)		11,600	506,340
Westar Energy, Inc.	†	14,500	494,740
Xcel Energy, Inc.		168,300	5,116,320

			56,687,638

Electrical Equipment—1.0%
Babcock & Wilcox Co. (The)		18,400	509,496
Eaton Corp. plc		205,445	13,019,050
Emerson Electric Co.		137,200	8,585,976
Hubbell, Inc., Class B		4,400	530,332
Regal-Beloit Corp.		7,825	502,756

			23,147,610

Electronic Equipment, Instruments & Components—0.5%
Arrow Electronics, Inc.	*	8,900	492,615
Avnet, Inc.		12,000	498,000
AVX Corp.		40,500	537,840
Corning, Inc.		334,700	6,473,098
Dolby Laboratories, Inc., Class A	*	12,400	518,196
FLIR Systems, Inc.		15,200	476,368
Ingram Micro, Inc., Class A	*	19,400	500,714
Jabil Circuit, Inc.		25,470	513,730
Knowles Corp.	*†	18,500	490,250
Tech Data Corp.	*	8,100	476,766
Vishay Intertechnology, Inc.		34,095	487,218

			11,464,795

Energy Equipment & Services—1.2%
Atwood Oceanics, Inc.	*	12,000	524,280
Baker Hughes, Inc.		7,730	502,914
Cameron International Corp.	*	7,725	512,785
Diamond Offshore Drilling, Inc.	†	110,800	3,797,116
Frank’s International NV (Netherlands)	†	26,700	499,290
Halliburton Co.		156,720	10,110,007
Helmerich & Payne, Inc.		5,115	500,605
Nabors Industries Ltd. (Bermuda)		21,880	497,989
National Oilwell Varco, Inc.		6,600	502,260
Oil States International, Inc.	*	8,365	517,794
Patterson-UTI Energy, Inc.		15,240	495,757
Rowan Cos. plc, Class A		20,100	508,731
Schlumberger Ltd.		59,600	6,060,724
Seadrill Ltd. (Bermuda)	†	18,550	496,398
Seventy Seven Energy, Inc.	*	21,604	512,879
Superior Energy Services, Inc.		14,530	477,601
Tidewater, Inc.		12,355	482,216
Unit Corp.	*	8,600	504,390

			27,503,736

Food & Staples Retailing—0.5%
Costco Wholesale Corp.		4,075	510,679
CVS Health Corp.		105,830	8,423,010
Rite Aid Corp.	*	100,000	484,000
Safeway, Inc.		15,410	528,563
Sysco Corp.		14,200	538,890
Walgreen Co.		8,330	493,719
Wal-Mart Stores, Inc.		6,700	512,349
Whole Foods Market, Inc.		13,530	515,628

			12,006,838

Food Products—2.3%
Archer-Daniels-Midland Co.		172,300	8,804,530
Bunge Ltd.		6,100	513,803

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Campbell Soup Co.		149,900	$6,405,227
ConAgra Foods, Inc.		40,810	1,348,362
Hain Celestial Group, Inc. (The)	*	5,000	511,750
Ingredion, Inc.		6,840	518,404
J.M. Smucker Co. (The)		4,925	487,526
Kellogg Co.		7,920	487,872
Kraft Foods Group, Inc.		77,600	4,376,640
McCormick & Co., Inc. (Non-Voting Shares)		42,700	2,856,630
Mondelez International, Inc., Class A		793,987	27,205,964
Pilgrim’s Pride Corp.	*	16,560	506,074
Pinnacle Foods, Inc.		16,165	527,787
Tyson Foods, Inc., Class A		14,360	565,353

			55,115,922

Gas Utilities—0.1%
AGL Resources, Inc.		9,735	499,795
Atmos Energy Corp.		10,855	517,783
National Fuel Gas Co.		6,920	484,331
Questar Corp.		21,400	477,006
UGI Corp.		16,102	548,917

			2,527,832

Health Care Equipment & Supplies—1.8%
Abbott Laboratories		432,297	17,979,232
Alere, Inc.	*	12,840	497,935
Baxter International, Inc.		83,695	6,006,790
Boston Scientific Corp.	*	41,200	486,572
CareFusion Corp.	*	11,045	499,786
Cooper Cos., Inc. (The)		3,300	513,975
Covidien plc (Ireland)		127,475	11,027,863
DENTSPLY International, Inc.		11,100	506,160
Hill-Rom Holdings, Inc.		12,000	497,160
Hologic, Inc.	*	20,790	505,821
Intuitive Surgical, Inc.	*	1,135	524,166
Medtronic, Inc.		8,400	520,380
Sirona Dental Systems, Inc.	*	6,675	511,839
St. Jude Medical, Inc.		7,800	469,014
Stryker Corp.		6,300	508,725
Teleflex, Inc.		5,000	525,200
Zimmer Holdings, Inc.		5,020	504,761

			42,085,379

Health Care Providers & Services—1.1%
Aetna, Inc.		6,425	520,425
Cardinal Health, Inc.		6,600	494,472
Cigna Corp.		5,740	520,561
Community Health Systems, Inc.	*	8,990	492,562
DaVita HealthCare Partners, Inc.	*	6,935	507,226
Express Scripts Holding Co.	*	7,560	533,963
HCA Holdings, Inc.	*	7,050	497,166
Health Net, Inc.	*	11,010	507,671
Humana, Inc.		3,825	498,359
Laboratory Corp. of America Holdings	*	5,145	523,504
LifePoint Hospitals, Inc.	*	7,075	489,519
MEDNAX, Inc.	*	8,900	487,898
Omnicare, Inc.		7,940	494,344
Patterson Cos., Inc.		12,200	505,446
Quest Diagnostics, Inc.		86,100	5,224,548
UnitedHealth Group, Inc.		137,165	11,830,481
Universal Health Services, Inc., Class B		4,455	465,548
VCA, Inc.	*	12,660	497,918
WellPoint, Inc.		4,120	492,834

			25,584,445

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Health Care Technology—0.0%
Allscripts Healthcare Solutions, Inc.	*	37,545	$503,666

Hotels, Restaurants & Leisure—1.7%
Aramark		20,275	533,232
Carnival Corp.		178,000	7,150,260
Choice Hotels International, Inc.		9,800	509,600
Darden Restaurants, Inc.	†	9,955	512,284
Hyatt Hotels Corp., Class A	*	8,640	522,893
International Game Technology		32,400	546,588
Marriott International, Inc., Class A		7,250	506,775
McDonald’s Corp.		252,100	23,901,601
MGM Resorts International	*	22,600	514,828
Norwegian Cruise Line Holdings Ltd.	*	115,900	4,174,718
Royal Caribbean Cruises Ltd.		7,600	511,404
Starwood Hotels & Resorts Worldwide, Inc.		6,500	540,865
Wendy’s Co. (The)		60,733	501,655

			40,426,703

Household Durables—0.8%
D.R. Horton, Inc.		24,290	498,431
Garmin Ltd. (Switzerland)	†	10,035	521,720
Jarden Corp.	*	8,865	532,875
Leggett & Platt, Inc.		15,600	544,752
Lennar Corp., Class A		13,100	508,673
Mohawk Industries, Inc.	*	3,800	512,316
Newell Rubbermaid, Inc.		203,885	7,015,683
PulteGroup, Inc.		340,450	6,012,347
Taylor Morrison Home Corp., Class A	*	28,955	469,650
Toll Brothers, Inc.	*	16,000	498,560
TRI Pointe Homes, Inc.	*	3,014	39,001
Whirlpool Corp.		8,500	1,238,025

			18,392,033

Household Products—0.4%
Clorox Co. (The)		73,900	7,097,356
Colgate-Palmolive Co.		7,715	503,172
Energizer Holdings, Inc.		4,345	535,348
Kimberly-Clark Corp.		4,700	505,579
Procter & Gamble Co. (The)		19,200	1,607,808

			10,249,263

Independent Power and Renewable Electricity Producers—0.2%
AES Corp. (The)		232,800	3,301,104
Calpine Corp.	*	22,325	484,453
NRG Energy, Inc.		17,090	520,903

			4,306,460

Industrial Conglomerates—3.3%
3M Co.		45,235	6,408,895
Carlisle Cos., Inc.		6,125	492,327
Danaher Corp.		6,520	495,390
General Electric Co.		1,274,180	32,644,492
Koninklijke Philips NV NYRS (Netherlands)		1,147,557	36,389,032
Roper Industries, Inc.		3,520	514,941

			76,945,077

Insurance—8.6%
ACE Ltd. (Switzerland)		99,500	10,434,565
Aflac, Inc.		8,300	483,475
Alleghany Corp.	*	1,205	503,871
Allied World Assurance Co. Holdings AG (Switzerland)		13,970	514,655
Allstate Corp. (The)		8,300	509,371

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
American Financial Group, Inc.		9,000	$521,010
American International Group, Inc.		125,630	6,786,533
American National Insurance Co.		4,600	517,040
Aon plc (United Kingdom)		371,112	32,535,389
Arch Capital Group Ltd. (Bermuda)	*	9,000	492,480
Arthur J. Gallagher & Co.		11,335	514,156
Aspen Insurance Holdings Ltd. (Bermuda)		11,580	495,277
Assurant, Inc.		7,900	507,970
Assured Guaranty Ltd. (Bermuda)		21,200	469,792
Axis Capital Holdings Ltd. (Bermuda)		10,700	506,431
Brown & Brown, Inc.		16,800	540,120
Chubb Corp. (The)		42,600	3,880,008
Cincinnati Financial Corp.		10,600	498,730
CNA Financial Corp.		13,145	499,904
Endurance Specialty Holdings Ltd. (Bermuda)		9,200	507,656
Everest Re Group Ltd. (Bermuda)		3,400	550,834
Fairfax Financial Holdings Ltd. (Canada)		30,522	13,619,191
FNF Group		18,300	507,642
FNFV Group	*	35,799	492,594
Genworth Financial, Inc., Class A	*	38,300	501,730
Hanover Insurance Group, Inc. (The)		8,400	515,928
Hartford Financial Services Group, Inc. (The)		14,400	536,400
HCC Insurance Holdings, Inc.		10,925	527,568
Lincoln National Corp.		9,300	498,294
Loews Corp.		903,424	37,636,644
Markel Corp.	*	805	512,101
Marsh & McLennan Cos., Inc.		393,665	20,604,426
MBIA, Inc.	*	54,775	502,834
Mercury General Corp.		10,500	512,505
MetLife, Inc.		232,220	12,474,858
Old Republic International Corp.		35,500	506,940
PartnerRe Ltd. (Bermuda)		4,910	539,560
Principal Financial Group, Inc.		110,655	5,806,068
ProAssurance Corp.		11,700	515,619
Progressive Corp. (The)		21,000	530,880
Protective Life Corp.		7,720	535,845
Prudential Financial, Inc.		5,815	511,371
Reinsurance Group of America, Inc.		6,500	520,845
RenaissanceRe Holdings Ltd. (Bermuda)		5,015	501,450
StanCorp Financial Group, Inc.		8,200	518,076
Sun Life Financial, Inc. (Canada)		85,500	3,101,085
Torchmark Corp.		9,900	518,463
Travelers Cos., Inc. (The)		292,020	27,432,359
Unum Group		120,595	4,146,056
Validus Holdings Ltd. (Bermuda)		14,000	547,960
W.R. Berkley Corp.		11,465	548,027
White Mountains Insurance Group Ltd.		800	504,056
Willis Group Holdings plc (United Kingdom)		46,900	1,941,660
XL Group plc (Ireland)		16,035	531,881

			201,470,183

Internet & Catalog Retail—0.0%
HomeAway, Inc.	*	15,010	532,855
Liberty Interactive Corp., Series A	*	17,900	510,508

			1,043,363

Internet Software & Services—0.1%
AOL, Inc.	*	11,895	534,680
IAC/InterActiveCorp		7,620	502,158

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Equity Income Fund
			Shares	Value
COMMON STOCKS—(Continued)
Yahoo!, Inc.		*	12,920	$526,490

				1,563,328

IT Services—0.7%
Amdocs Ltd.			11,400	523,032
Booz Allen Hamilton Holding Corp.			22,100	517,140
Computer Sciences Corp.			67,700	4,139,855
CoreLogic, Inc.		*	17,600	476,432
DST Systems, Inc.			5,700	478,344
Fidelity National Information Services, Inc.			8,900	501,070
Genpact Ltd. (Bermuda)		*	30,185	492,619
International Business Machines Corp.			19,100	3,625,753
Leidos Holdings, Inc.			14,860	510,144
Paychex, Inc.			11,700	517,140
Teradata Corp.		*	11,890	498,429
Total System Services, Inc.			16,600	513,936
Western Union Co. (The)		†	163,800	2,627,352
Xerox Corp.			37,885	501,218

				15,922,464

Leisure Products—0.3%
Hasbro, Inc.			9,800	538,951
Mattel, Inc.			239,535	7,341,748

				7,880,699

Life Sciences Tools & Services—0.2%
Agilent Technologies, Inc.			9,200	524,216
Bio-Rad Laboratories, Inc., Class A*			4,400	498,960
Charles River Laboratories International, Inc.		*	8,445	504,504
Covance, Inc.		*	6,195	487,547
PerkinElmer, Inc.			11,300	492,680
QIAGEN NV (Netherlands)		*	21,775	495,817
Quintiles Transnational Holdings, Inc.		*	9,000	502,020
Techne Corp.			5,720	535,106
Thermo Fisher Scientific, Inc.			4,400	535,480

				4,576,330

Machinery—2.4%
AGCO Corp.			11,200	509,152
Caterpillar, Inc.			4,820	477,325
Crane Co.			7,900	499,359
Deere & Co.		†	69,815	5,724,132
Donaldson Co., Inc.			12,000	487,560
Dover Corp.			6,225	500,054
IDEX Corp.			6,630	479,813
Illinois Tool Works, Inc.			191,780	16,190,068
Ingersoll-Rand plc			104,590	5,894,692
ITT Corp.			10,545	473,892
Joy Global, Inc.			91,225	4,975,411
Kennametal, Inc.			12,235	505,428
Lincoln Electric Holdings, Inc.			7,525	520,241
Navistar International Corp.		*†	14,050	462,385
Oshkosh Corp.			11,200	494,480
PACCAR, Inc.			40,915	2,327,041
Parker-Hannifin Corp.			4,300	490,845
Pentair plc (United Kingdom)			7,200	471,528
Snap-on, Inc.			4,200	508,536
SPX Corp.			5,225	490,784
Stanley Black & Decker, Inc.			74,625	6,625,954
Terex Corp.			15,830	502,919
Timken Co. (The)			11,850	502,321
Trinity Industries, Inc.			10,705	500,138
Valmont Industries, Inc.	†		3,835	517,457

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Xylem, Inc.		145,340	$5,158,117

			56,289,632

Media—4.0%
Cablevision Systems Corp., Class A	†	191,300	3,349,663
CBS Corp. (Non-Voting Shares), Class B		82,888	4,434,508
CBS Outdoor Americas, Inc. REIT		17,149	513,441
Clear Channel Outdoor Holdings, Inc., Class A		75,540	509,140
Comcast Corp., Class A		240,260	12,921,183
DISH Network Corp., Class A	*	7,980	515,348
DreamWorks Animation SKG, Inc., Class A	*†	22,245	606,621
Gannett Co., Inc.		17,965	533,021
Interpublic Group of Cos., Inc. (The)		248,200	4,547,024
John Wiley & Sons, Inc., Class A		8,800	493,768
Liberty Media Corp., Series A	*	10,900	514,262
Liberty Media Corp., Series C	*	10,900	512,191
Live Nation Entertainment, Inc.	*	21,185	508,864
Madison Square Garden Co. (The), Class A	*	28,665	1,895,330
New York Times Co. (The), Class A		172,500	1,935,450
News Corp., Class A	*	1,770,748	28,951,730
News Corp., Class B	*	518,104	8,357,017
Pearson plc (United Kingdom)		113,143	2,272,283
Regal Entertainment Group, Class A	†	25,100	498,988
Starz, Class A	*	17,695	585,351
Thomson Reuters Corp.		163,380	5,948,666
Time Warner, Inc.		120,733	9,080,329
Twenty-First Century Fox, Inc., Class A		15,345	526,180
Walt Disney Co. (The)		51,800	4,611,754

			94,622,112

Metals & Mining—1.1%
Alcoa, Inc.		32,345	520,431
Allegheny Technologies, Inc.		12,460	462,266
Carpenter Technology Corp.		10,900	492,135
Cliffs Natural Resources, Inc.	†	46,540	483,085
Freeport-McMoRan, Inc.		14,540	474,731
Newmont Mining Corp.		153,600	3,540,480
Nucor Corp.		203,700	11,056,836
Reliance Steel & Aluminum Co.		7,300	499,320
Royal Gold, Inc.		7,855	510,104
Steel Dynamics, Inc.		258,300	5,840,163
Tahoe Resources, Inc.	*	24,470	496,741
TimkenSteel Corp.		10,525	489,307
United States Steel Corp.		12,000	470,040

			25,335,639

Multiline Retail—1.0%
Big Lots, Inc.		11,705	503,900
Dillard’s, Inc., Class A		4,550	495,859
Dollar General Corp.	*	8,275	505,685
Family Dollar Stores, Inc.		6,615	510,943
J.C. Penney Co., Inc.	*†	49,200	493,968
Kohl’s Corp.		148,355	9,054,106
Macy’s, Inc.		103,600	6,027,448
Nordstrom, Inc.		77,180	5,276,796
Sears Holdings Corp.	*†	19,490	491,733
Target Corp.		8,000	501,440

			23,861,878

Multi-Utilities—0.8%
Alliant Energy Corp.		9,000	498,690

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ameren Corp.		12,600	$482,958
CenterPoint Energy, Inc.		21,400	523,658
CMS Energy Corp.		17,500	519,050
Consolidated Edison, Inc.		9,600	543,936
Dominion Resources, Inc.		7,400	511,266
DTE Energy Co.		7,000	532,560
Integrys Energy Group, Inc.		7,745	502,031
MDU Resources Group, Inc.		18,400	511,704
NiSource, Inc.		254,240	10,418,755
PG&E Corp.		11,060	498,142
Public Service Enterprise Group, Inc.		13,500	502,740
SCANA Corp.		10,100	501,061
Sempra Energy		5,115	539,019
TECO Energy, Inc.		30,200	524,876
Vectren Corp.		13,000	518,700
Wisconsin Energy Corp.		11,900	511,700

			18,640,846

Oil, Gas & Consumable Fuels—12.3%
Anadarko Petroleum Corp.		124,910	12,670,871
Apache Corp.		160,045	15,023,424
BP plc ADR (United Kingdom)		89,598	3,937,832
Chesapeake Energy Corp.		1,808,965	41,588,105
Chevron Corp.		300,348	35,837,523
Cimarex Energy Co.		4,030	509,916
Cobalt International Energy, Inc.	*	36,600	497,760
ConocoPhillips		47,960	3,669,899
CONSOL Energy, Inc.		1,084,880	41,073,557
CVR Energy, Inc.	†	10,780	482,189
Denbury Resources, Inc.		33,710	506,661
Devon Energy Corp.		7,360	501,805
Energen Corp.		6,925	500,262
EOG Resources, Inc.		68,360	6,769,007
EP Energy Corp., Class A	*†	29,615	517,670
EQT Corp.		5,615	513,997
Exxon Mobil Corp.		269,585	25,354,469
Golar LNG Ltd. (Bermuda)	†	7,340	487,376
Gulfport Energy Corp.	*	9,400	501,960
Hess Corp.		106,645	10,058,757
HollyFrontier Corp.		11,800	515,424
Kinder Morgan, Inc.	†	13,355	512,031
Laredo Petroleum, Inc.	*†	23,110	517,895
Marathon Oil Corp.		205,465	7,723,429
Marathon Petroleum Corp.		6,100	516,487
Murphy Oil Corp.		698,236	39,736,611
Newfield Exploration Co.	*	13,300	493,031
Noble Energy, Inc.		7,330	501,079
Occidental Petroleum Corp.		85,750	8,244,863
ONEOK, Inc.		7,850	514,568
PBF Energy, Inc., Class A		21,385	513,240
Peabody Energy Corp.	†	40,400	500,152
Phillips 66		6,430	522,823
QEP Resources, Inc.		15,495	476,936
Rice Energy, Inc.	*	18,660	496,356
Royal Dutch Shell plc ADR (Netherlands)		147,381	11,220,116
SandRidge Energy, Inc.	*†	112,710	483,526
Southwestern Energy Co.	*	207,550	7,253,873
Spectra Energy Corp.		12,475	489,769
Talisman Energy, Inc. (Canada)	†	362,700	3,137,355
Teekay Corp. (Bermuda)		9,100	603,876
Tesoro Corp.		8,480	517,110
Ultra Petroleum Corp.	*†	21,250	494,275
Valero Energy Corp.		10,930	505,731

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Whiting Petroleum Corp.	*	6,440	$499,422
World Fuel Services Corp.		12,645	504,788
WPX Energy, Inc.	*	20,635	496,478

			288,994,284

Paper & Forest Products—0.7%
Domtar Corp. (Canada)		13,765	483,564
International Paper Co.		314,005	14,990,599

			15,474,163

Personal Products—0.2%
Avon Products, Inc.		309,515	3,899,889
Coty, Inc., Class A	†	31,035	513,629

			4,413,518

Pharmaceuticals—4.2%
AstraZeneca plc ADR (United Kingdom)		106,500	7,608,360
Bristol-Myers Squibb Co.		169,250	8,662,215
Eli Lilly & Co.		7,730	501,290
GlaxoSmithKline plc (United Kingdom)		159,263	3,638,227
Hospira, Inc.	*	10,195	530,446
Johnson & Johnson		200,100	21,328,659
Mallinckrodt plc	*	5,760	519,264
Merck & Co., Inc.		481,470	28,541,542
Perrigo Co. plc (Ireland)		3,620	543,688
Pfizer, Inc.		504,546	14,919,425
Roche Holding AG (Genusschein) (Switzerland)		30,872	9,116,597
Zoetis, Inc.		76,800	2,837,760

			98,747,473

Professional Services—0.1%
Dun & Bradstreet Corp. (The)		4,420	519,217
Equifax, Inc.		7,240	541,118
Manpowergroup, Inc.		7,020	492,102
Nielsen NV		10,935	484,749
Towers Watson & Co., Class A		4,980	495,510

			2,532,696

Real Estate Investment Trusts (REITs)—2.2%
Alexandria Real Estate Equities, Inc. REIT		7,000	516,250
American Campus Communities, Inc. REIT		13,600	495,720
American Capital Agency Corp. REIT		23,710	503,837
American Homes 4 Rent, Class A REIT		30,200	510,078
American Realty Capital Properties, Inc. REIT		41,910	505,435
Annaly Capital Management, Inc. REIT		44,715	477,556
Apartment Investment & Management Co., Class A REIT		16,800	534,576
AvalonBay Communities, Inc. REIT		3,715	523,704
BioMed Realty Trust, Inc. REIT		23,865	482,073
Boston Properties, Inc. REIT		4,500	520,920
Brandywine Realty Trust REIT		35,300	496,671
Brixmor Property Group, Inc. REIT		23,700	527,562
Camden Property Trust REIT		7,515	515,003
CBL & Associates Properties, Inc. REIT		28,900	517,310
Chimera Investment Corp. REIT		161,690	491,538
Columbia Property Trust, Inc. REIT		20,115	480,145
Corporate Office Properties Trust REIT		18,900	486,108
Corrections Corp. of America REIT		15,900	546,324
DDR Corp. REIT		30,900	516,957
Digital Realty Trust, Inc. REIT	†	63,400	3,954,892

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Douglas Emmett, Inc. REIT		18,500	$474,895
Duke Realty Corp. REIT		30,300	520,554
Equity Commonwealth REIT		19,850	510,343
Equity Lifestyle Properties, Inc. REIT		11,740	497,306
Equity Residential REIT		8,800	541,904
Essex Property Trust, Inc. REIT		3,003	536,786
Federal Realty Investment Trust REIT		4,500	533,070
Gaming and Leisure Properties, Inc. REIT	†	15,705	485,284
General Growth Properties, Inc. REIT		23,000	541,650
HCP, Inc. REIT		12,735	505,707
Health Care REIT, Inc. REIT		8,320	518,918
Healthcare Trust of America, Inc., Class A REIT		44,400	515,040
Home Properties, Inc. REIT		8,500	495,040
Hospitality Properties Trust REIT		17,900	480,615
Host Hotels & Resorts, Inc. REIT		344,360	7,345,199
Kilroy Realty Corp. REIT		8,700	517,128
Kimco Realty Corp. REIT		23,100	506,121
Liberty Property Trust REIT		14,000	465,640
Macerich Co. (The) REIT		8,200	523,406
MFA Financial, Inc. REIT		63,045	490,490
Mid-America Apartment Communities, Inc. REIT		7,500	492,375
National Retail Properties, Inc. REIT		14,140	488,820
NorthStar Realty Finance Corp. REIT		29,562	522,361
Omega Healthcare Investors, Inc. REIT	†	15,080	515,585
Piedmont Office Realty Trust, Inc., Class A REIT		27,905	492,244
Plum Creek Timber Co., Inc. REIT		13,010	507,520
Post Properties, Inc. REIT		9,825	504,415
Prologis, Inc. REIT		13,500	508,950
Public Storage REIT		3,100	514,104
Rayonier, Inc. REIT		16,445	512,097
Realty Income Corp. REIT	†	11,840	482,954
Regency Centers Corp. REIT		9,520	512,462
Retail Properties of America, Inc., Class A REIT		34,190	500,200
Senior Housing Properties Trust REIT		24,480	512,122
Simon Property Group, Inc. REIT		3,100	509,702
SL Green Realty Corp. REIT		4,725	478,737
Spirit Realty Capital, Inc. REIT		45,840	502,865
Starwood Property Trust, Inc. REIT		22,000	483,120
Tanger Factory Outlet Centers, Inc. REIT		14,960	489,491
Taubman Centers, Inc. REIT		7,200	525,600
Two Harbors Investment Corp. REIT		50,200	485,434
UDR, Inc. REIT		18,650	508,212
Ventas, Inc. REIT		8,400	520,380
Vornado Realty Trust REIT		4,920	491,803
Washington Prime Group, Inc. REIT		28,170	492,412
Weingarten Realty Investors REIT		16,035	505,103
Weyerhaeuser Co. REIT		201,730	6,427,118
WP Carey, Inc. REIT		8,025	511,754

			50,605,695

Real Estate Management & Development—1.4%
Cheung Kong Holdings Ltd. ADR (Hong Kong)		1,907,000	31,274,800
Forest City Enterprises, Inc., Class A	*	27,400	535,944
Howard Hughes Corp. (The)	*	3,510	526,500
Jones Lang LaSalle, Inc.		4,210	531,891

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Realogy Holdings Corp.	*	13,160	$489,552

			33,358,687

Road & Rail—0.2%
AMERCO		1,820	476,640
Con-way, Inc.		10,810	513,475
CSX Corp.		17,045	546,463
Genesee & Wyoming, Inc., Class A	*	5,015	477,979
Kansas City Southern		4,255	515,706
Norfolk Southern Corp.		4,615	515,034
Ryder System, Inc.		6,025	542,069

			3,587,366

Semiconductors & Semiconductor Equipment—2.7%
Altera Corp.		15,200	543,856
Analog Devices, Inc.		231,630	11,463,369
Applied Materials, Inc.		343,720	7,427,789
Broadcom Corp., Class A		12,830	518,588
Cree, Inc.	*†	12,160	497,952
First Solar, Inc.	*	7,600	500,156
Freescale Semiconductor Ltd.	*†	24,200	472,626
Intel Corp.		422,355	14,706,401
KLA-Tencor Corp.		6,400	504,192
Lam Research Corp.		6,780	506,466
Marvell Technology Group Ltd. (Bermuda)		554,450	7,473,986
Maxim Integrated Products, Inc.		309,780	9,367,747
Micron Technology, Inc.	*	17,130	586,874
NVIDIA Corp.		29,100	536,895
ON Semiconductor Corp.	*	57,700	515,838
SunEdison, Inc.	*	25,320	478,042
SunPower Corp.	*†	14,345	486,009
Teradyne, Inc.		26,200	508,018
Texas Instruments, Inc.		117,500	5,603,575

			62,698,379

Software—1.5%
Activision Blizzard, Inc.		23,785	494,490
ANSYS, Inc.	*	6,950	525,906
Autodesk, Inc.	*	9,365	516,011
CA, Inc.		81,905	2,288,426
Citrix Systems, Inc.	*	7,195	513,291
Electronic Arts, Inc.	*	14,400	512,784
FireEye, Inc.	*†	15,640	477,958
Informatica Corp.	*	15,790	540,650
Microsoft Corp.		382,065	17,712,533
Nuance Communications, Inc.	*	33,180	511,470
Rovi Corp.	*	25,400	501,523
Symantec Corp.		380,015	8,934,153
Synopsys, Inc.	*	13,200	523,974
Zynga, Inc., Class A	*	180,075	486,203

			34,539,372

Specialty Retail—1.5%
Aaron’s, Inc.		20,590	500,749
Abercrombie & Fitch Co., Class A		13,345	484,957
Ascena Retail Group, Inc.	*	37,800	502,740
AutoZone, Inc.	*	9,925	5,058,375
Bed Bath & Beyond, Inc.	*	7,670	504,916
Best Buy Co., Inc.		15,150	508,888
Cabela’s, Inc.	*†	8,360	492,404
CarMax, Inc.	*	10,095	468,913
Chico’s FAS, Inc.		34,500	509,565
CST Brands, Inc.		15,085	542,306
Dick’s Sporting Goods, Inc.		11,115	487,726

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
DSW, Inc., Class A		17,000	$511,870
Foot Locker, Inc.		9,030	502,520
GameStop Corp., Class A	†	11,900	490,280
Home Depot, Inc. (The)		74,140	6,801,604
L Brands, Inc.		7,550	505,699
Lowe’s Cos., Inc.		153,145	8,104,433
Murphy USA, Inc.	*	9,590	508,845
Penske Automotive Group, Inc.		12,250	497,228
Sally Beauty Holdings, Inc.	*	18,530	507,166
Signet Jewelers Ltd. (Bermuda)		4,500	512,595
Staples, Inc.		389,900	4,717,790
Tiffany & Co.		4,900	471,919
Urban Outfitters, Inc.	*	13,530	496,551

			34,690,039

Technology Hardware, Storage & Peripherals—1.0%
Apple, Inc.		61,100	6,155,825
EMC Corp.		440,340	12,884,349
Hewlett-Packard Co.		15,240	540,563
Lexmark International, Inc., Class A		11,300	480,250
NCR Corp.	*	15,010	501,484
NetApp, Inc.		11,870	509,935
SanDisk Corp.		5,160	505,422
Stratasys Ltd.	*	4,100	495,198
Western Digital Corp.		5,200	506,064

			22,579,090

Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc.		50,900	1,812,549
PVH Corp.		64,220	7,780,253
Ralph Lauren Corp.		3,230	532,078

			10,124,880

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.		51,400	499,608
Nationstar Mortgage Holdings, Inc.	*†	14,595	499,733
New York Community Bancorp, Inc.	†	32,900	522,123
People’s United Financial, Inc.		35,000	506,450
TFS Financial Corp.		37,730	540,293

			2,568,207

Tobacco—0.3%
Altria Group, Inc.		11,285	518,433
Philip Morris International, Inc.		65,645	5,474,793
Reynolds American, Inc.		8,550	504,450

			6,497,676

Trading Companies & Distributors—0.1%
Air Lease Corp.		15,200	494,000
GATX Corp.		8,400	490,308
MRC Global, Inc.	*	21,500	501,380
NOW, Inc.	*†	16,600	504,806
Veritiv Corp.	*	9,414	471,265
WESCO International, Inc.	*	6,415	502,038

			2,963,797

Water Utilities—0.0%
American Water Works Co., Inc.		11,200	540,176
Aqua America, Inc.		20,500	482,365

			1,022,541

Wireless Telecommunication Services—0.1%
Sprint Corp.	*†	77,475	491,192
Telephone & Data Systems, Inc.		19,700	472,012
T-Mobile US, Inc.	*	17,800	513,886
United States Cellular Corp.	*	14,200	503,816

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Vodafone Group plc (United Kingdom)		463,619	$1,527,729

			3,508,635

TOTAL COMMON STOCKS (Cost $1,798,387,392)			2,235,780,092

MONEY MARKET FUNDS—6.4%
Institutional Money Market Funds—6.4%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	5,000,000	5,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%		¥109,248,359	109,248,359
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%	††¥	10,003,042	10,003,042
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.05%	††¥	8,000,000	8,000,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.06%	††¥	6,600,000	6,600,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.07%	††¥	6,600,000	6,600,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	††¥	4,200,000	4,200,000

TOTAL MONEY MARKET FUNDS (Cost $149,651,401)			149,651,401

TOTAL INVESTMENTS—101.8% (Cost $1,948,038,793)			2,385,431,493
Other assets less liabilities—(1.8%)			(41,048,838)

NET ASSETS—100.0%			$2,344,382,655

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Growth & Income Fund
			Shares	Value
COMMON STOCKS—95.4%
Aerospace & Defense—3.8%
Boeing Co. (The)			47,000	$5,986,860
Honeywell International, Inc.			211,600	19,704,192
Precision Castparts Corp.			31,200	7,390,656
Spirit AeroSystems Holdings, Inc., Class A	*		252,170	9,597,590
Triumph Group, Inc.			127,000	8,261,350
United Technologies Corp.			110,010	11,617,056

				62,557,704

Air Freight & Logistics—1.1%
Expeditors International of Washington, Inc.			373,050	15,138,369
FedEx Corp.			16,500	2,663,925

				17,802,294

Airlines—0.5%
American Airlines Group, Inc.			116,700	4,140,516
Delta Air Lines, Inc.			29,600	1,070,040
United Continental Holdings, Inc.	*		56,100	2,624,919

				7,835,475

Auto Components—0.0%
Delphi Automotive plc (United Kingdom)			8,400	515,256

Automobiles—0.1%
Harley-Davidson, Inc.			5,400	314,280
Tesla Motors, Inc.	*	†	7,300	1,771,564

				2,085,844

Banks—6.6%
BB&T Corp.			225,740	8,399,786
Citigroup, Inc.			417,650	21,642,623
Comerica, Inc.			424,100	21,145,626
JPMorgan Chase & Co.			393,718	23,717,572
PNC Financial Services Group, Inc. (The)			184,400	15,780,952
Wells Fargo & Co.			359,630	18,654,008

				109,340,567

Beverages—1.3%
Anheuser-Busch InBev NV ADR (Belgium)			99,290	11,006,296
Constellation Brands, Inc., Class A	*		6,900	601,404
Diageo plc ADR (United Kingdom)			80,460	9,285,084
Monster Beverage Corp.	*		2,700	247,509
PepsiCo, Inc.			500	46,545

				21,186,838

Biotechnology—4.1%
Alexion Pharmaceuticals, Inc.	*		44,100	7,312,662
Amgen, Inc.			90,130	12,659,660
Biogen Idec, Inc.	*		31,900	10,552,839
Celgene Corp.	*		80,300	7,610,834
Gilead Sciences, Inc.	*		152,900	16,276,205
Pharmacyclics, Inc.	*	†	17,500	2,055,025
Regeneron Pharmaceuticals, Inc.	*		5,900	2,127,068
Vertex Pharmaceuticals, Inc.	*		86,600	9,726,046

				68,320,339

Building Products—0.5%
Fortune Brands Home & Security, Inc.			220,440	9,062,288

Capital Markets—4.5%
Ameriprise Financial, Inc.			21,000	2,590,980
Bank of New York Mellon Corp. (The)			727,950	28,193,504
BlackRock, Inc.			30,020	9,856,166
Goldman Sachs Group, Inc. (The)			46,800	8,591,076

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Invesco Ltd.		357,500	$14,114,100
Morgan Stanley		113,900	3,937,523
Northern Trust Corp.		10,600	721,118
State Street Corp.		37,200	2,738,292
TD Ameritrade Holding Corp.		97,200	3,243,564

			73,986,323

Chemicals—3.4%
Dow Chemical Co. (The)		157,400	8,254,056
Ecolab, Inc.		47,100	5,408,493
Potash Corp. of Saskatchewan, Inc. (Canada)		962,400	33,260,544
Praxair, Inc.		17,400	2,244,600
Sherwin-Williams Co. (The)		31,200	6,832,488

			56,000,181

Commercial Services & Supplies—0.8%
Cintas Corp.		180,825	12,764,437

Communications Equipment—1.3%
Cisco Systems, Inc.		840,750	21,161,677
QUALCOMM, Inc.		1,100	82,247

			21,243,924

Consumer Finance—1.4%
American Express Co.		271,575	23,773,675

Diversified Financial Services—2.2%
Berkshire Hathaway, Inc., Class B	*	206,550	28,532,817
Intercontinental Exchange, Inc.		43,880	8,558,794

			37,091,611

Diversified Telecommunication Services—0.6%
Verizon Communications, Inc.		183,900	9,193,161

Electric Utilities—0.4%
Edison International		112,450	6,288,204

Electrical Equipment—0.7%
Eaton Corp. plc		170,280	10,790,644

Electronic Equipment, Instruments & Components—1.0%
TE Connectivity Ltd. (Switzerland)		284,475	15,728,623
Trimble Navigation Ltd.	*	2,300	70,150

			15,798,773

Energy Equipment & Services—2.1%
Halliburton Co.		162,810	10,502,873
Schlumberger Ltd.		244,350	24,847,952

			35,350,825

Food & Staples Retailing—0.4%
Costco Wholesale Corp.		18,400	2,305,888
CVS Health Corp.		34,400	2,737,896
Walgreen Co.		13,100	776,437

			5,820,221

Food Products—3.8%
Danone SA ADR (France)		1,702,800	22,817,520
Keurig Green Mountain, Inc.		1,000	130,130
Kraft Foods Group, Inc.		137,780	7,770,792
Nestle SA ADR (Switzerland)		253,375	18,656,001
Unilever plc ADR (United Kingdom)		328,100	13,747,390

			63,121,833

Health Care Equipment & Supplies—1.4%
Baxter International, Inc.		100,890	7,240,875
Becton Dickinson and Co.		9,200	1,047,052
Covidien plc (Ireland)		131,750	11,397,693

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Intuitive Surgical, Inc.	*	5,400	$2,493,828
Stryker Corp.		12,400	1,001,300

			23,180,748

Health Care Providers & Services—4.0%
AmerisourceBergen Corp.		315,650	24,399,745
Cardinal Health, Inc.		26,300	1,970,396
McKesson Corp.		56,400	10,979,388
UnitedHealth Group, Inc.		337,750	29,130,937

			66,480,466

Hotels, Restaurants & Leisure—2.2%
Carnival Corp.		1,200	48,204
Chipotle Mexican Grill, Inc.	*	8,500	5,666,015
Hilton Worldwide Holdings, Inc.	*	61,281	1,509,351
Las Vegas Sands Corp.		51,600	3,210,036
Marriott International, Inc., Class A		10,171	710,953
MGM Resorts International	*	79,300	1,806,454
Norwegian Cruise Line Holdings Ltd.	*	217,600	7,837,952
Starbucks Corp.		81,600	6,157,536
Starwood Hotels & Resorts Worldwide, Inc.		22,900	1,905,509
Wynn Macau Ltd. (Macau)	†	307,600	980,306
Wynn Resorts Ltd.		34,200	6,398,136

			36,230,452

Household Durables—1.0%
Newell Rubbermaid, Inc.		202,940	6,983,166
PulteGroup, Inc.		533,170	9,415,782

			16,398,948

Industrial Conglomerates—3.4%
3M Co.		155,850	22,080,828
Danaher Corp.		123,500	9,383,530
General Electric Co.		488,100	12,505,122
Koninklijke Philips NV NYRS (Netherlands)		286,890	9,097,282
Roper Industries, Inc.		16,900	2,472,301

			55,539,063

Insurance—2.5%
ACE Ltd. (Switzerland)		68,860	7,221,348
Marsh & McLennan Cos., Inc.		154,790	8,101,709
Principal Financial Group, Inc.		182,200	9,560,034
Progressive Corp. (The)		668,075	16,888,936

			41,772,027

Internet & Catalog Retail—2.3%
Amazon.com, Inc.	*	53,500	17,250,540
Ctrip.com International Ltd. ADR (China)	*	35,300	2,003,628
Netflix, Inc.	*	10,100	4,556,918
Priceline Group, Inc. (The)	*	10,900	12,628,522
TripAdvisor, Inc.	*	5,400	493,668
Vipshop Holdings Ltd. ADR (China)	*†	10,200	1,927,902

			38,861,178

Internet Software & Services—4.1%
Akamai Technologies, Inc.	*	24,700	1,477,060
Alibaba Group Holding Ltd. ADR (China)	*	39,338	3,495,181
Baidu, Inc. ADR (China)	*	43,100	9,405,713
eBay, Inc.	*	215,675	12,213,675
Facebook, Inc., Class A	*	127,600	10,085,504
Google, Inc., Class A	*	19,200	11,297,472
Google, Inc., Class C	*	19,500	11,258,520

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
LinkedIn Corp., Class A	*	13,400	$2,784,386
NAVER Corp. (Korea, Republic of)		1,362	1,040,401
Tencent Holdings Ltd. (China)		243,200	3,619,169
Twitter, Inc.	*	18,900	974,862

			67,651,943

IT Services—3.0%
Accenture plc, Class A (Ireland)		360,775	29,338,223
Cognizant Technology Solutions Corp., Class A	*	22,900	1,025,233
Fiserv, Inc.	*	35,400	2,288,079
FleetCor Technologies, Inc.	*	500	71,060
MasterCard, Inc., Class A		122,800	9,077,376
Visa, Inc., Class A		39,600	8,449,452

			50,249,423

Leisure Products—0.0%
Polaris Industries, Inc.		300	44,937

Life Sciences Tools & Services—0.3%
Thermo Fisher Scientific, Inc.		44,700	5,439,990

Machinery—1.2%
Flowserve Corp.		11,300	796,876
PACCAR, Inc.		285,975	16,264,828
Pall Corp.		4,600	385,020
Wabtec Corp.		24,000	1,944,960

			19,391,684

Media—3.1%
CBS Corp. (Non-Voting Shares), Class B		111,760	5,979,160
Comcast Corp., Class A		323,450	17,395,141
Discovery Communications, Inc., Class C	*	50,700	1,890,096
Omnicom Group, Inc.		247,875	17,068,673
Thomson Reuters Corp.		194,710	7,089,391
Twenty-First Century Fox, Inc., Class A		7,700	264,033
Walt Disney Co. (The)		25,300	2,252,459

			51,938,953

Metals & Mining—0.7%
Barrick Gold Corp. (Canada)		194,500	2,851,370
Steel Dynamics, Inc.		403,620	9,125,848

			11,977,218

Multiline Retail—0.6%
Nordstrom, Inc.		146,240	9,998,429

Multi-Utilities—0.6%
National Grid plc ADR (United Kingdom)	†	139,640	10,037,323

Oil, Gas & Consumable Fuels—6.8%
BG Group plc (United Kingdom)		596,778	11,017,027
Chevron Corp.		224,040	26,732,453
Concho Resources, Inc.	*	23,800	2,984,282
Continental Resources, Inc.	*†	12,800	850,944
Devon Energy Corp.		355,900	24,265,262
EOG Resources, Inc.		112,090	11,099,152
EQT Corp.		32,300	2,956,742
Marathon Oil Corp.		302,070	11,354,811
Pioneer Natural Resources Co.		30,900	6,086,373
Range Resources Corp.		33,835	2,294,351
Southwestern Energy Co.	*	361,970	12,650,852

			112,292,249

Paper & Forest Products—0.6%
International Paper Co.		219,120	10,460,789

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Personal Products—0.1%
Estee Lauder Cos., Inc. (The), Class A		24,600	$1,838,112

Pharmaceuticals—3.0%
AbbVie, Inc.		600	34,656
Actavis plc	*	6,900	1,664,832
Allergan, Inc.		36,000	6,414,840
Bristol-Myers Squibb Co.		173,200	8,864,376
Eli Lilly & Co.		8,100	525,285
Merck & Co., Inc.		289,930	17,187,050
Roche Holding AG ADR (Switzerland)		339,350	12,552,557
Valeant Pharmaceuticals International, Inc.	*	22,300	2,925,760

			50,169,356

Professional Services—0.1%
IHS, Inc., Class A	*	10,700	1,339,533
Nielsen NV		1,000	44,330

			1,383,863

Real Estate Investment Trusts (REITs)—1.0%
American Tower Corp. REIT		83,400	7,808,742
Host Hotels & Resorts, Inc. REIT		449,260	9,582,716

			17,391,458

Road & Rail—0.6%
Canadian Pacific Railway Ltd. (Canada)		8,700	1,804,989
J.B. Hunt Transport Services, Inc.		8,800	651,640
Kansas City Southern		25,400	3,078,480
Union Pacific Corp.		33,900	3,675,438

			9,210,547

Semiconductors & Semiconductor Equipment—2.6%
Intel Corp.		550,910	19,182,686
Marvell Technology Group Ltd. (Bermuda)		725,300	9,777,044
Maxim Integrated Products, Inc.		451,970	13,667,573

			42,627,303

Software—3.3%
Autodesk, Inc.	*	3,100	170,810
Electronic Arts, Inc.	*	14,900	530,589
Intuit, Inc.		300	26,295
Microsoft Corp.		773,100	35,840,916
Red Hat, Inc.	*	35,281	1,981,028
salesforce.com, Inc.	*	75,200	4,326,256
Symantec Corp.		466,140	10,958,951
VMware, Inc., Class A	*	8,600	807,024

			54,641,869

Specialty Retail—3.2%
AutoZone, Inc.	*	1,400	713,524
Best Buy Co., Inc.		209,410	7,034,082
CarMax, Inc.	*	21,500	998,675
Home Depot, Inc. (The)		156,420	14,349,971
L Brands, Inc.		23,900	1,600,822
Lowe’s Cos., Inc.		89,800	4,752,216
O’Reilly Automotive, Inc.	*	24,900	3,743,964
Ross Stores, Inc.		235,150	17,772,637
Tiffany & Co.		4,200	404,502
Tractor Supply Co.		34,500	2,122,095

			53,492,488

Technology Hardware, Storage & Peripherals—1.2%
Apple, Inc.		48,000	4,836,000

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
EMC Corp.		521,410	$15,256,457

			20,092,457

Textiles, Apparel & Luxury Goods—0.9%
Fossil Group, Inc.	*	1,200	112,680
Hanesbrands, Inc.		19,200	2,062,848
Michael Kors Holdings Ltd. (Hong Kong)	*	19,000	1,356,410
NIKE, Inc., Class B		15,200	1,355,840
PVH Corp.		84,050	10,182,657
Ralph Lauren Corp.		400	65,892
V.F. Corp.		1,500	99,045

			15,235,372

Tobacco—0.7%
Imperial Tobacco Group plc ADR (United Kingdom)	†	124,800	10,828,896

Trading Companies & Distributors—0.0%
W.W. Grainger, Inc.		100	25,165

Wireless Telecommunication Services—0.3%
SoftBank Corp. (Japan)		22,600	1,578,585
Vodafone Group plc ADR (United Kingdom)		104,018	3,421,152

			4,999,737

TOTAL COMMON STOCKS (Cost $1,152,433,418)			1,579,812,860

MONEY MARKET FUNDS—5.1%
Institutional Money Market Funds—5.1%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	2,300,000	2,300,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%		¥71,154,821	71,154,821
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%	††¥	2,650,433	2,650,433
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.05%	††¥	2,300,000	2,300,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.06%	††¥	2,300,000	2,300,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.07%	††¥	2,300,000	2,300,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	††¥	2,300,000	2,300,000

TOTAL MONEY MARKET FUNDS (Cost $85,305,254)			85,305,254

TOTAL INVESTMENTS—100.5% (Cost $1,237,738,672)			1,665,118,114
Other assets less liabilities—(0.5%)			(8,238,405)

NET ASSETS—100.0%			$1,656,879,709

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—96.6%
Aerospace & Defense—2.3%
Honeywell International, Inc.		100,028	$9,314,607
Precision Castparts Corp.		148,077	35,076,480
United Technologies Corp.		76,245	8,051,472

			52,442,559

Airlines—0.9%
Delta Air Lines, Inc.		325,142	11,753,883
United Continental Holdings, Inc.	*	210,796	9,863,145

			21,617,028

Banks—1.0%
JPMorgan Chase & Co.		187,650	11,304,036
Wells Fargo & Co.		211,607	10,976,055

			22,280,091

Beverages—1.6%
Coca-Cola Co. (The)		275,351	11,746,474
Constellation Brands, Inc., Class A	*	69,194	6,030,949
Monster Beverage Corp.	*	192,500	17,646,475

			35,423,898

Biotechnology—8.6%
Alexion Pharmaceuticals, Inc.	*	79,800	13,232,436
Biogen Idec, Inc.	*	129,664	42,894,148
Celgene Corp.	*	641,270	60,779,571
Gilead Sciences, Inc.	*	723,099	76,973,888

			193,880,043

Building Products—0.4%
Masco Corp.		375,165	8,973,947

Capital Markets—3.0%
Affiliated Managers Group, Inc.	*	84,800	16,990,528
Charles Schwab Corp. (The)		614,800	18,068,972
Morgan Stanley		415,500	14,363,835
Raymond James Financial, Inc.		82,345	4,412,045
State Street Corp.		134,710	9,916,003
T. Rowe Price Group, Inc.		50,951	3,994,559

			67,745,942

Chemicals—5.3%
Celanese Corp., Series A		161,950	9,477,314
Ecolab, Inc.		185,848	21,340,926
LyondellBasell Industries NV, Class A		107,865	11,720,611
Monsanto Co.		400,491	45,059,242
PPG Industries, Inc.		141,913	27,919,964
Praxair, Inc.		33,112	4,271,448

			119,789,505

Commercial Services & Supplies—0.6%
Tyco International Ltd. (Switzerland)		309,510	13,794,861

Communications Equipment—1.1%
Juniper Networks, Inc.		216,632	4,798,399
QUALCOMM, Inc.		273,093	20,419,163

			25,217,562

Consumer Finance—1.4%
American Express Co.		191,951	16,803,391
Discover Financial Services		218,391	14,062,196

			30,865,587

Diversified Financial Services—0.5%
Intercontinental Exchange, Inc.		53,137	10,364,372

Diversified Telecommunication Services—0.5%
Verizon Communications, Inc.		234,140	11,704,659

Vantagepoint Growth Fund
			Shares	Value
COMMON STOCKS—(Continued)
Electrical Equipment—0.6%
AMETEK, Inc.			222,580	$11,175,742
Eaton Corp. plc			57,456	3,640,986

				14,816,728

Energy Equipment & Services—4.7%
Cameron International Corp.		*	112,998	7,500,807
Core Laboratories NV (Netherlands)			18,774	2,747,575
FMC Technologies, Inc.		*	294,600	15,999,726
Halliburton Co.			725,210	46,783,297
National Oilwell Varco, Inc.			165,580	12,600,638
Schlumberger Ltd.			129,167	13,134,992
Weatherford International plc (Switzerland)		*	339,500	7,061,600

				105,828,635

Food & Staples Retailing—1.8%
Costco Wholesale Corp.			178,534	22,373,881
CVS Health Corp.			160,027	12,736,549
Whole Foods Market, Inc.			125,681	4,789,703

				39,900,133

Food Products—0.5%
Hershey Co. (The)			117,810	11,242,608

Health Care Equipment & Supplies—0.6%
Cooper Cos., Inc. (The)			85,525	13,320,519

Health Care Providers & Services—2.7%
Brookdale Senior Living, Inc.		*	73,300	2,361,726
Cardinal Health, Inc.			162,750	12,193,230
Catamaran Corp.		*	242,800	10,234,020
Express Scripts Holding Co.		*	127,848	9,029,904
HCA Holdings, Inc.		*	175,900	12,404,468
McKesson Corp.			77,308	15,049,549

				61,272,897

Health Care Technology—0.6%
Cerner Corp.		*	247,900	14,767,403

Hotels, Restaurants & Leisure—3.9%
Chipotle Mexican Grill, Inc.		*	12,816	8,543,017
Las Vegas Sands Corp.			110,814	6,893,739
Panera Bread Co., Class A		*	25,925	4,218,516
Royal Caribbean Cruises Ltd.			144,395	9,716,340
Starbucks Corp.			664,237	50,123,324
Yum! Brands, Inc.			125,280	9,017,654

				88,512,590

Household Durables—0.2%
Garmin Ltd. (Switzerland)	†		106,000	5,510,940

Industrial Conglomerates—0.7%
Danaher Corp.			224,150	17,030,917

Insurance—0.3%
Marsh & McLennan Cos., Inc.			119,773	6,268,919

Internet & Catalog Retail—3.4%
Amazon.com, Inc.		*	70,837	22,840,682
Priceline Group, Inc. (The)		*	46,026	53,324,803

				76,165,485

Internet Software & Services—7.1%
eBay, Inc.		*	136,710	7,741,887
Facebook, Inc., Class A		*	706,117	55,811,488
Google, Inc., Class A		*	90,660	53,345,250
Google, Inc., Class C		*	70,191	40,525,476

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Growth Fund
				Shares	Value
COMMON STOCKS—(Continued)
Twitter, Inc.		*		88,300	$4,554,514

					161,978,615

IT Services—4.8%
Alliance Data Systems Corp.		*		62,800	15,591,356
FleetCor Technologies, Inc.		*		63,590	9,037,411
International Business Machines Corp.				45,710	8,677,129
MasterCard, Inc., Class A				203,963	15,076,945
Visa, Inc., Class A				284,945	60,798,715

					109,181,556

Life Sciences Tools & Services—1.1%
Illumina, Inc.		*		34,123	5,593,442
Thermo Fisher Scientific, Inc.				156,730	19,074,041

					24,667,483

Machinery—1.7%
Caterpillar, Inc.				92,245	9,135,022
Cummins, Inc.				77,700	10,254,846
Ingersoll-Rand plc				213,850	12,052,586
PACCAR, Inc.				126,480	7,193,550

					38,636,004

Media—2.8%
Comcast Corp., Class A				448,846	24,138,938
Twenty-First Century Fox, Inc., Class A				557,040	19,100,902
Walt Disney Co. (The)				230,114	20,487,049

					63,726,889

Metals & Mining—0.6%
Alcoa, Inc.				455,711	7,332,390
United States Steel Corp.	†			142,900	5,597,393

					12,929,783

Multiline Retail—0.5%
Kohl’s Corp.				106,700	6,511,901
Nordstrom, Inc.				67,468	4,612,787

					11,124,688

Oil, Gas & Consumable Fuels—2.0%
Continental Resources, Inc.		*	†	77,498	5,152,067
Occidental Petroleum Corp.				64,008	6,154,369
Pioneer Natural Resources Co.				76,644	15,096,569
Suncor Energy, Inc. (Canada)				259,900	9,395,385
Valero Energy Corp.				195,710	9,055,502

					44,853,892

Personal Products—1.0%
Estee Lauder Cos., Inc. (The), Class A				319,609	23,881,184

Pharmaceuticals—5.7%
AbbVie, Inc.				308,470	17,817,227
Actavis plc		*		134,834	32,532,748
Allergan, Inc.				33,946	6,048,838
Bristol-Myers Squibb Co.				348,051	17,813,250
Endo International plc (Ireland)		*		168,650	11,525,541
Jazz Pharmaceuticals plc		*		87,370	14,028,127
Perrigo Co. plc (Ireland)				58,636	8,806,541
Teva Pharmaceutical Industries Ltd. ADR (Israel)				365,900	19,667,125

					128,239,397

Professional Services—0.4%
Nielsen NV				189,870	8,416,937

Road & Rail—2.5%
Canadian Pacific Railway Ltd. (Canada)				179,280	37,195,221
CSX Corp.				359,750	11,533,585
Genesee & Wyoming, Inc., Class A		*		20,697	1,972,631

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
Kansas City Southern		41,344	$5,010,893

			55,712,330

Semiconductors & Semiconductor Equipment—2.1%
Lam Research Corp.		280,344	20,941,697
NXP Semiconductor NV (Netherlands)	*	132,300	9,053,289
Skyworks Solutions, Inc.		212,500	12,335,625
Texas Instruments, Inc.		135,512	6,462,567

			48,793,178

Software—4.7%
Adobe Systems, Inc.	*	262,300	18,148,537
Microsoft Corp.		374,950	17,382,682
Oracle Corp.		184,680	7,069,550
salesforce.com, Inc.	*	371,811	21,390,287
ServiceNow, Inc.	*	108,357	6,369,225
Splunk, Inc.	*	104,638	5,792,760
Tableau Software, Inc., Class A	*	55,300	4,017,545
VMware, Inc., Class A	*	200,841	18,846,919
Workday, Inc., Class A	*	84,044	6,933,630

			105,951,135

Specialty Retail—2.4%
Home Depot, Inc. (The)		76,400	7,008,936
Lowe’s Cos., Inc.		229,189	12,128,682
Ross Stores, Inc.		66,379	5,016,925
Tiffany & Co.		51,800	4,988,858
Tractor Supply Co.		257,900	15,863,429
Ulta Salon Cosmetics & Fragrance, Inc.	*	76,836	9,079,710

			54,086,540

Technology Hardware, Storage & Peripherals—6.3%
Apple, Inc.		1,097,992	110,622,694
EMC Corp.		513,954	15,038,294
SanDisk Corp.		116,900	11,450,355
Western Digital Corp.		64,421	6,269,452

			143,380,795

Textiles, Apparel & Luxury Goods—2.9%
Michael Kors Holdings Ltd. (Hong Kong)	*	245,419	17,520,462
NIKE, Inc., Class B		273,729	24,416,627
Ralph Lauren Corp.		33,249	5,477,108
Under Armour, Inc., Class A	*	105,170	7,267,247
V.F. Corp.		164,232	10,844,239

			65,525,683

Tobacco—0.5%
Philip Morris International, Inc.		143,299	11,951,137

Trading Companies & Distributors—0.3%
Fastenal Co.		152,338	6,839,976

TOTAL COMMON STOCKS (Cost $1,619,778,401)			2,188,615,030

MONEY MARKET FUNDS—4.1%
Institutional Money Market Funds—4.1%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	2,300,000	2,300,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%		¥78,282,666	78,282,666
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%	††¥	2,360,915	2,360,915
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.05%	††¥	2,300,000	2,300,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Growth Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.06%	††¥	2,300,000	$2,300,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.07%	††¥	2,300,000	2,300,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	††¥	2,300,000	2,300,000

TOTAL MONEY MARKET FUNDS (Cost $92,143,581)			92,143,581

TOTAL INVESTMENTS—100.7% (Cost $1,711,921,982)			2,280,758,611
Other assets less liabilities—(0.7%)			(16,491,249)

NET ASSETS—100.0%			$2,264,267,362

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Select Value Fund
			Shares	Value
COMMON STOCKS—95.7%
Aerospace & Defense—2.9%
Alliant Techsystems, Inc.			4,305	$549,490
Huntington Ingalls Industries, Inc.			20,617	2,148,498
L-3 Communications Holdings, Inc.			13,808	1,642,047
Northrop Grumman Corp.			13,200	1,739,232
Rockwell Collins, Inc.			29,505	2,316,143
TransDigm Group, Inc.			24,519	4,519,587

				12,914,997

Airlines—0.5%
American Airlines Group, Inc.			34,380	1,219,803
Delta Air Lines, Inc.			29,375	1,061,906

				2,281,709

Auto Components—1.9%
Dana Holding Corp.			221,106	4,238,602
Delphi Automotive plc (United Kingdom)			48,100	2,950,454
Magna International, Inc. (Canada)			14,335	1,360,535

				8,549,591

Banks—4.3%
CIT Group, Inc.			92,290	4,241,648
KeyCorp			116,975	1,559,277
M&T Bank Corp.	†		52,255	6,442,519
Regions Financial Corp.			113,475	1,139,289
SunTrust Banks, Inc.			23,870	907,776
TCF Financial Corp.			95,502	1,483,146
Webster Financial Corp.			104,500	3,045,130

				18,818,785

Beverages—0.5%
Molson Coors Brewing Co., Class B			28,300	2,106,652

Capital Markets—1.5%
Invesco Ltd.			55,025	2,172,387
Northern Trust Corp.			21,206	1,442,644
Raymond James Financial, Inc.			58,785	3,149,700

				6,764,731

Chemicals—2.1%
Ashland, Inc.			56,200	5,850,420
Celanese Corp., Series A			24,125	1,411,795
Huntsman Corp.			74,000	1,923,260

				9,185,475

Commercial Services & Supplies—2.2%
Pitney Bowes, Inc.			38,525	962,740
R.R. Donnelley & Sons Co.			66,325	1,091,709
Republic Services, Inc.			89,540	3,493,851
Steelcase, Inc., Class A			254,100	4,113,879

				9,662,179

Communications Equipment—0.7%
ARRIS Group, Inc.		*	31,625	896,727
CommScope Holding Co., Inc.		*	33,170	793,094
F5 Networks, Inc.		*	10,185	1,209,367

				2,899,188

Construction & Engineering—1.0%
Jacobs Engineering Group, Inc.		*	50,498	2,465,313
Quanta Services, Inc.		*	13,125	476,306
URS Corp.			25,900	1,492,099

				4,433,718

Consumer Finance—0.3%
Discover Financial Services			18,190	1,171,254

Containers & Packaging—1.8%
Bemis Co., Inc.			61,689	2,345,416

Vantagepoint Select Value Fund
			Shares	Value
COMMON STOCKS—(Continued)
Graphic Packaging Holding Co.	*		50,625	$629,268
Owens-Illinois, Inc.	*		98,100	2,555,505
Sonoco Products Co.			56,417	2,216,624

				7,746,813

Diversified Consumer Services—0.6%
H&R Block, Inc.			91,564	2,839,400

Diversified Financial Services—1.0%
Intercontinental Exchange, Inc.			11,693	2,280,720
Voya Financial, Inc.			56,950	2,226,745

				4,507,465

Diversified Telecommunication Services—1.0%
Level 3 Communications, Inc.	*		92,305	4,221,108

Electric Utilities—3.3%
Edison International			61,154	3,419,732
Great Plains Energy, Inc.			120,800	2,919,736
Pinnacle West Capital Corp.			79,600	4,349,344
Portland General Electric Co.			45,475	1,460,657
Xcel Energy, Inc.			71,945	2,187,128

				14,336,597

Electrical Equipment—0.5%
Hubbell, Inc., Class B			19,054	2,296,579

Electronic Equipment, Instruments & Components—2.5%
Arrow Electronics, Inc.	*		68,536	3,793,467
Avnet, Inc.			90,050	3,737,075
FLIR Systems, Inc.			102,805	3,221,909
Ingram Micro, Inc., Class A	*		18,790	484,970

				11,237,421

Energy Equipment & Services—2.9%
Ensco plc, Class A (United Kingdom)			76,525	3,161,248
McDermott International, Inc.	*	†	173,088	990,063
Patterson-UTI Energy, Inc.			66,479	2,162,562
Precision Drilling Corp. (Canada)			229,575	2,477,114
SEACOR Holdings, Inc.	*		39,700	2,969,560
Weatherford International plc (Switzerland)	*		51,550	1,072,240

				12,832,787

Food & Staples Retailing—1.2%
Kroger Co. (The)			88,821	4,618,692
Rite Aid Corp.	*		98,625	477,345

				5,096,037

Food Products—0.7%
Pinnacle Foods, Inc.			31,400	1,025,210
Tyson Foods, Inc., Class A			55,175	2,172,240

				3,197,450

Gas Utilities—1.1%
Atmos Energy Corp.			64,795	3,090,721
UGI Corp.			47,250	1,610,753

				4,701,474

Health Care Equipment & Supplies—1.9%
CareFusion Corp.	*		98,700	4,466,175
Cooper Cos., Inc. (The)			4,500	700,875
Hologic, Inc.	*		66,450	1,616,729
Zimmer Holdings, Inc.			13,815	1,389,098

				8,172,877

Health Care Providers & Services—3.6%
Aetna, Inc.			8,300	672,300
Cigna Corp.			49,805	4,516,815
HCA Holdings, Inc.	*		94,835	6,687,764

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Laboratory Corp. of America Holdings	*	9,250	$941,188
MEDNAX, Inc.	*	19,675	1,078,584
Universal Health Services, Inc., Class B		7,460	779,570
WellPoint, Inc.		11,000	1,315,820

			15,992,041

Hotels, Restaurants & Leisure—2.9%
Darden Restaurants, Inc.	†	94,400	4,857,824
MGM Resorts International	*	26,700	608,226
Royal Caribbean Cruises Ltd.		26,800	1,803,372
Wendy’s Co. (The)		132,650	1,095,689
Wyndham Worldwide Corp.		56,100	4,558,686

			12,923,797

Independent Power and Renewable Electricity Producers—0.2%
NRG Energy, Inc.		29,125	887,730

Industrial Conglomerates—0.7%
Carlisle Cos., Inc.		36,400	2,925,832

Insurance—10.5%
Alleghany Corp.	*	8,671	3,625,779
Allied World Assurance Co. Holdings AG (Switzerland)		87,195	3,212,264
Allstate Corp. (The)		159,961	9,816,807
Aon plc (United Kingdom)		31,827	2,790,273
Arch Capital Group Ltd. (Bermuda)	*	49,543	2,710,993
Endurance Specialty Holdings Ltd. (Bermuda)		54,600	3,012,828
Hartford Financial Services Group, Inc. (The)		40,975	1,526,319
HCC Insurance Holdings, Inc.		78,100	3,771,449
Lincoln National Corp.		147,362	7,895,656
Loews Corp.		51,070	2,127,576
Progressive Corp. (The)		96,659	2,443,539
Torchmark Corp.		47,471	2,486,056
XL Group plc (Ireland)		27,200	902,224

			46,321,763

Internet & Catalog Retail—0.5%
Liberty Interactive Corp., Series A	*	78,056	2,226,157

Internet Software & Services—0.5%
IAC/InterActiveCorp		33,994	2,240,205

IT Services—3.0%
Computer Sciences Corp.		97,867	5,984,567
Convergys Corp.		82,955	1,478,258
NeuStar, Inc., Class A	*†	45,916	1,140,094
Teradata Corp.	*	64,123	2,688,036
Western Union Co. (The)	†	108,590	1,741,784

			13,032,739

Leisure Products—1.8%
Brunswick Corp.		137,419	5,790,836
Mattel, Inc.		72,518	2,222,677

			8,013,513

Life Sciences Tools & Services—0.3%
Quintiles Transnational Holdings, Inc.	*	22,545	1,257,560

Machinery—2.7%
Allison Transmission Holdings, Inc.		107,200	3,054,128
Dover Corp.		14,300	1,148,719
ITT Corp.		39,035	1,754,233
Joy Global, Inc.		35,799	1,952,477
Kennametal, Inc.		40,549	1,675,079
Stanley Black & Decker, Inc.		15,705	1,394,447

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Trinity Industries, Inc.		19,755	$922,954

			11,902,037

Media—1.7%
Gannett Co., Inc.		124,688	3,699,493
Omnicom Group, Inc.		36,420	2,507,881
Starz, Class A	*	43,500	1,438,980

			7,646,354

Metals & Mining—1.8%
Alcoa, Inc.		148,550	2,390,170
Allegheny Technologies, Inc.		26,830	995,393
Kinross Gold Corp. (Canada)	*	447,258	1,475,951
Stillwater Mining Co.	*	122,250	1,837,418
United States Steel Corp.	†	35,325	1,383,680

			8,082,612

Multiline Retail—2.1%
Macy’s, Inc.		30,850	1,794,853
Nordstrom, Inc.		110,637	7,564,252

			9,359,105

Multi-Utilities—2.7%
Ameren Corp.		81,075	3,107,605
CMS Energy Corp.		42,650	1,264,999
DTE Energy Co.		20,570	1,564,965
PG&E Corp.		99,000	4,458,960
SCANA Corp.		28,408	1,409,321

			11,805,850

Oil, Gas & Consumable Fuels—5.3%
Chesapeake Energy Corp.		17,450	401,175
Cimarex Energy Co.		15,710	1,987,786
Denbury Resources, Inc.		180,586	2,714,208
EnCana Corp. (Canada)		76,950	1,632,110
Energen Corp.		17,700	1,278,648
Hess Corp.		11,638	1,097,696
Murphy Oil Corp.		61,800	3,517,038
PBF Energy, Inc., Class A		51,775	1,242,600
QEP Resources, Inc.		91,200	2,807,136
SM Energy Co.		36,677	2,860,806
Southwestern Energy Co.	*	56,644	1,979,708
Whiting Petroleum Corp.	*	23,585	1,829,017

			23,347,928

Pharmaceuticals—0.2%
Mallinckrodt plc	*	8,630	777,994

Professional Services—0.8%
Manpowergroup, Inc.		39,316	2,756,052
Towers Watson & Co., Class A		9,217	917,091

			3,673,143

Real Estate Investment Trusts (REITs)—6.6%
American Capital Agency Corp. REIT		93,619	1,989,404
AvalonBay Communities, Inc. REIT		28,695	4,045,134
BioMed Realty Trust, Inc. REIT		159,450	3,220,890
Brandywine Realty Trust REIT		47,350	666,214
CBL & Associates Properties, Inc. REIT		212,875	3,810,462
Duke Realty Corp. REIT		175,254	3,010,864
DuPont Fabros Technology, Inc. REIT		78,950	2,134,808
EPR Properties REIT		27,900	1,413,972
Hatteras Financial Corp. REIT		99,410	1,785,404
Liberty Property Trust REIT		82,975	2,759,749
MFA Financial, Inc. REIT		285,300	2,219,634
Sunstone Hotel Investors, Inc. REIT		159,400	2,202,908

			29,259,443

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Real Estate Management & Development—0.6%
CBRE Group, Inc., Class A	*	86,450	$2,571,023

Road & Rail—1.9%
Con-way, Inc.		26,995	1,282,263
Old Dominion Freight Line, Inc.	*	21,400	1,511,696
Ryder System, Inc.		11,718	1,054,268
Werner Enterprises, Inc.		176,200	4,440,240

			8,288,467

Semiconductors & Semiconductor Equipment—4.1%
Analog Devices, Inc.		76,752	3,798,456
First Solar, Inc.	*	13,815	909,165
GT Advanced Technologies, Inc.	*†	98,575	1,067,567
Integrated Device Technology, Inc.	*	40,350	643,583
KLA-Tencor Corp.		38,417	3,026,491
Lam Research Corp.		52,668	3,934,300
Micron Technology, Inc.	*	26,550	909,603
NXP Semiconductor NV (Netherlands)	*	16,795	1,149,282
ON Semiconductor Corp.	*	150,300	1,343,682
Skyworks Solutions, Inc.		22,945	1,331,957

			18,114,086

Software—1.2%
Check Point Software Technologies Ltd. (Israel)	*	13,895	962,090
Electronic Arts, Inc.	*	36,750	1,308,667
Synopsys, Inc.	*	36,991	1,468,358
TiVo, Inc.	*	109,125	1,396,254

			5,135,369

Specialty Retail—1.3%
American Eagle Outfitters, Inc.	†	101,125	1,468,335
Bed Bath & Beyond, Inc.	*	42,331	2,786,650
Foot Locker, Inc.		27,930	1,554,304

			5,809,289

Technology Hardware, Storage & Peripherals—0.6%
Lexmark International, Inc., Class A		4,910	208,675
NetApp, Inc.		23,800	1,022,448
Western Digital Corp.		15,320	1,490,942

			2,722,065

Textiles, Apparel & Luxury Goods—1.0%
Coach, Inc.		55,362	1,971,441
Deckers Outdoor Corp.	*	14,055	1,365,865
Hanesbrands, Inc.		10,430	1,120,599

			4,457,905

Trading Companies & Distributors—0.7%
AerCap Holdings NV (Netherlands)	*	22,665	926,998
GATX Corp.		35,735	2,085,852

			3,012,850

TOTAL COMMON STOCKS (Cost $354,316,013)			421,761,144

MONEY MARKET FUNDS—7.3%
Institutional Money Market Funds—7.3%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	2,000,000	2,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%		¥19,683,206	19,683,206
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%	††¥	2,956,319	2,956,319

Vantagepoint Select Value Fund
			Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.05%	†	†	¥1,300,000	$1,300,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.06%	†	†	¥1,300,000	1,300,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.07%	†	†	¥2,500,000	2,500,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	†	†	¥2,500,000	2,500,000

TOTAL MONEY MARKET FUNDS (Cost $32,239,525)				32,239,525

TOTAL INVESTMENTS—103.0% (Cost $386,555,538)				454,000,669
Other assets less liabilities—(3.0%)				(13,292,551)

NET ASSETS—100.0%				$440,708,118

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—97.7%
Aerospace & Defense—2.1%
B/E Aerospace, Inc.	*	38,817	$3,258,299
DigitalGlobe, Inc.	*	104,266	2,971,581
Hexcel Corp.	*	95,000	3,771,500
Huntington Ingalls Industries, Inc.		5,800	604,418
L-3 Communications Holdings, Inc.		33,700	4,007,604
Rockwell Collins, Inc.		56,746	4,454,561
Spirit AeroSystems Holdings, Inc., Class A	*	15,771	600,244
TransDigm Group, Inc.		14,744	2,717,762
Triumph Group, Inc.		8,903	579,140

			22,965,109

Air Freight & Logistics—1.1%
C.H. Robinson Worldwide, Inc.		9,057	600,660
Expeditors International of Washington, Inc.		13,969	566,862
FedEx Corp.		63,900	10,316,655

			11,484,177

Airlines—1.2%
Alaska Air Group, Inc.		12,930	562,972
Copa Holdings SA, Class A (Panama)		29,504	3,165,484
Ryanair Holdings plc ADR (Ireland)	*	64,800	3,656,664
Southwest Airlines Co.		17,575	593,508
Spirit Airlines, Inc.	*	67,805	4,688,038
United Continental Holdings, Inc.	*	12,542	586,840

			13,253,506

Auto Components—0.9%
BorgWarner, Inc.		98,276	5,170,300
Gentex Corp.		21,244	568,702
Gentherm, Inc.	*	77,502	3,272,910
Goodyear Tire & Rubber Co. (The)		25,908	585,132
Lear Corp.		6,435	556,048

			10,153,092

Automobiles—0.2%
Harley-Davidson, Inc.		9,884	575,249
Tesla Motors, Inc.	*	2,521	611,796
Thor Industries, Inc.		10,818	557,127

			1,744,172

Banks—1.0%
BankUnited, Inc.		91,100	2,777,639
First Republic Bank/California		75,700	3,738,066
Signature Bank/New York	*	5,301	594,030
SVB Financial Group	*	5,335	598,000
Texas Capital Bancshares, Inc.	*	63,706	3,674,562

			11,382,297

Beverages—0.8%
Brown-Forman Corp., Class B		6,542	590,219
Coca-Cola Enterprises, Inc.		12,906	572,510
Constellation Brands, Inc., Class A	*	72,330	6,304,283
Dr. Pepper Snapple Group, Inc.		9,295	597,762
Monster Beverage Corp.	*	6,620	606,855

			8,671,629

Biotechnology—2.8%
Alkermes plc (Ireland)	*	92,240	3,954,329
Alnylam Pharmaceuticals, Inc.	*	45,235	3,532,853
BioMarin Pharmaceutical, Inc.	*	50,490	3,643,358
Cepheid, Inc.	*†	81,917	3,606,806
Cubist Pharmaceuticals, Inc.	*	8,825	585,450
Incyte Corp.	*	12,220	599,391

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Intercept Pharmaceuticals, Inc.	*	2,485	$588,175
Medivation, Inc.	*	6,029	596,087
Myriad Genetics, Inc.	*†	15,680	604,778
Novavax, Inc.	*†	339,303	1,414,894
NPS Pharmaceuticals, Inc.	*	46,564	1,210,664
Pharmacyclics, Inc.	*	5,075	595,957
Puma Biotechnology, Inc.	*	18,200	4,341,974
Seattle Genetics, Inc.	*†	14,500	539,110
United Therapeutics Corp.	*†	35,406	4,554,982
Vertex Pharmaceuticals, Inc.	*	5,409	607,485

			30,976,293

Building Products—0.6%
A.O. Smith Corp.		12,460	589,109
Allegion plc (Ireland)		12,356	588,640
Armstrong World Industries, Inc.	*	10,734	601,104
Fortune Brands Home & Security, Inc.		73,207	3,009,540
Lennox International, Inc.		7,772	597,434
Masco Corp.		25,658	613,739
USG Corp.	*†	20,560	565,194

			6,564,760

Capital Markets—3.2%
Affiliated Managers Group, Inc.	*	22,524	4,512,909
Ameriprise Financial, Inc.		5,140	634,173
Apollo Global Management LLC, Class A		211,700	5,046,928
Artisan Partners Asset Management, Inc., Class A		11,655	606,643
Bank of New York Mellon Corp. (The)		185,700	7,192,161
Eaton Vance Corp.		16,410	619,149
Federated Investors, Inc., Class B	†	20,106	590,312
Franklin Resources, Inc.		57,700	3,150,997
Invesco Ltd.		104,565	4,128,226
Lazard Ltd., Class A (Bermuda)		12,075	612,203
Legg Mason, Inc.		11,990	613,408
LPL Financial Holdings, Inc.		12,533	577,145
NorthStar Asset Management Group, Inc.	*	32,860	605,281
SEI Investments Co.		128,411	4,643,342
T. Rowe Price Group, Inc.		7,291	571,614
TD Ameritrade Holding Corp.		18,000	600,660
Waddell & Reed Financial, Inc., Class A		11,348	586,578

			35,291,729

Chemicals—2.2%
Airgas, Inc.		32,203	3,563,262
Albemarle Corp.		9,551	562,554
Cabot Corp.		11,375	577,509
Celanese Corp., Series A		9,626	563,313
Cytec Industries, Inc.		11,800	558,022
Eastman Chemical Co.		7,114	575,451
Ecolab, Inc.		45,800	5,259,214
FMC Corp.		10,177	582,023
Huntsman Corp.		21,565	560,474
International Flavors & Fragrances, Inc.		5,886	564,350
NewMarket Corp.		1,549	590,200
Platform Specialty Products Corp.	*	22,755	569,330
Rayonier Advanced Materials, Inc.	†	20,836	685,713
Rockwood Holdings, Inc.		7,592	580,408
RPM International, Inc.		13,354	611,346
Scotts Miracle-Gro Co. (The), Class A		10,828	595,540
Sherwin-Williams Co. (The)		2,744	600,908
Sigma-Aldrich Corp.		4,407	599,396
Valspar Corp. (The)		7,541	595,664
W.R. Grace & Co.	*	53,290	4,846,193

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Westlake Chemical Corp.		6,610	$572,360
			24,213,230

Commercial Services & Supplies—1.3%
Cintas Corp.		9,068	640,110
Clean Harbors, Inc.	*	10,843	584,655
Copart, Inc.	*	122,922	3,849,303
Covanta Holding Corp.		29,545	626,945
Iron Mountain, Inc. REIT		17,655	576,436
KAR Auction Services, Inc.		21,175	606,240
Pitney Bowes, Inc.		23,765	593,887
R.R. Donnelley & Sons Co.		36,780	605,399
Rollins, Inc.		20,855	610,634
Stericycle, Inc.	*	40,431	4,712,637
Tyco International Ltd. (Switzerland)		13,520	602,586
Waste Connections, Inc.		12,903	626,054

			14,634,886

Communications Equipment—0.5%
ARRIS Group, Inc.	*	19,050	540,163
CommScope Holding Co., Inc.	*	24,705	590,696
EchoStar Corp., Class A	*	12,200	594,872
F5 Networks, Inc.	*	4,990	592,513
Harris Corp.		8,852	587,773
Juniper Networks, Inc.		26,800	593,620
Motorola Solutions, Inc.		9,245	585,024
Palo Alto Networks, Inc.	*	6,125	600,862
Riverbed Technology, Inc.	*	30,258	561,135

			5,246,658

Construction & Engineering—0.6%
Chicago Bridge & Iron Co. NV (Netherlands)		10,062	582,087
Fluor Corp.		8,862	591,893
Foster Wheeler AG (Switzerland)		19,390	613,112
Quanta Services, Inc.	*	130,900	4,750,361

			6,537,453

Construction Materials—0.1%
Eagle Materials, Inc.		5,845	595,197
Martin Marietta Materials, Inc.		4,665	601,505

			1,196,702

Consumer Finance—0.2%
Ally Financial, Inc.	*	25,350	586,599
Santander Consumer USA Holdings, Inc.		33,480	596,279
SLM Corp.		69,135	591,795

			1,774,673

Containers & Packaging—0.4%
AptarGroup, Inc.		9,957	604,390
Avery Dennison Corp.		12,900	575,985
Ball Corp.		9,834	622,197
Crown Holdings, Inc.	*	12,453	554,407
Owens-Illinois, Inc.	*	21,973	572,397
Packaging Corp. of America		9,371	598,057
Sealed Air Corp.		17,710	617,725
Silgan Holdings, Inc.		12,268	576,596

			4,721,754

Distributors—0.9%
Genuine Parts Co.		7,022	615,899
LKQ Corp.	*	219,069	5,825,045
Pool Corp.		69,200	3,731,264

			10,172,208

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Diversified Consumer Services—0.8%
Bright Horizons Family Solutions, Inc.	*	73,900	$3,108,234
Graham Holdings Co., Class B		5,850	4,092,601
H&R Block, Inc.		18,485	573,220
Service Corp. International		29,450	622,573

			8,396,628

Diversified Financial Services—1.2%
CBOE Holdings, Inc.		11,226	600,872
Intercontinental Exchange, Inc.		26,245	5,119,087
Leucadia National Corp.		23,513	560,550
McGraw Hill Financial, Inc.		65,782	5,555,290
Moody’s Corp.		6,384	603,288
MSCI, Inc.	*	12,792	601,480

			13,040,567

Diversified Telecommunication Services—2.6%
Level 3 Communications, Inc.	*	271,326	12,407,738
tw telecom inc.	*	189,123	7,869,408
Vivendi SA ADR (France)	*	310,800	7,499,604
Windstream Holdings, Inc.	†	53,808	580,050

			28,356,800

Electric Utilities—0.1%
ITC Holdings Corp.		17,031	606,815

Electrical Equipment—1.7%
Acuity Brands, Inc.		36,135	4,253,451
AMETEK, Inc.		78,030	3,917,886
Hubbell, Inc., Class B		5,022	605,302
Rockwell Automation, Inc.		27,593	3,031,919
Sensata Technologies Holding NV (Netherlands)	*	146,652	6,530,413
SolarCity Corp.	*†	9,570	570,372

			18,909,343

Electronic Equipment, Instruments & Components—1.3%
Amphenol Corp., Class A		5,963	595,465
Avnet, Inc.		13,775	571,663
CDW Corp.		19,415	602,836
Cognex Corp.	*	92,300	3,716,921
FEI Co.		40,524	3,056,320
FLIR Systems, Inc.		91,422	2,865,165
IPG Photonics Corp.	*†	9,020	620,396
National Instruments Corp.		19,325	597,722
Trimble Navigation Ltd.	*	20,016	610,488
Zebra Technologies Corp., Class A	*	8,151	578,476

			13,815,452

Energy Equipment & Services—1.4%
Atwood Oceanics, Inc.	*	14,111	616,510
Cameron International Corp.	*	59,002	3,916,553
Dresser-Rand Group, Inc.	*	7,375	606,667
Dril-Quip, Inc.	*	6,600	590,040
FMC Technologies, Inc.	*	11,013	598,116
Frank’s International NV (Netherlands)	†	31,400	587,180
Helmerich & Payne, Inc.		6,030	590,156
Nabors Industries Ltd. (Bermuda)		146,880	3,342,989
Oceaneering International, Inc.		9,339	608,623
Patterson-UTI Energy, Inc.		17,795	578,871
RPC, Inc.		26,353	578,712
Seadrill Ltd. (Bermuda)	†	21,865	585,107
Seventy Seven Energy, Inc.	*	25,471	604,681
Superior Energy Services, Inc.		17,040	560,105

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Unit Corp.	*	10,140	$594,711

			14,959,021

Food & Staples Retailing—0.2%
Kroger Co. (The)		11,490	597,480
Rite Aid Corp.	*	117,675	569,547
Sprouts Farmers Market, Inc.	*	19,000	552,330
Whole Foods Market, Inc.		15,791	601,795

			2,321,152

Food Products—2.0%
Campbell Soup Co.		13,461	575,189
Flowers Foods, Inc.		32,314	593,285
Hain Celestial Group, Inc. (The)	*	5,940	607,959
Hershey Co. (The)		40,637	3,877,989
Hormel Foods Corp.		12,577	646,332
Ingredion, Inc.		8,212	622,387
Keurig Green Mountain, Inc.		4,579	595,865
McCormick & Co., Inc. (Non-Voting Shares)		8,552	572,129
Mead Johnson Nutrition Co.		6,264	602,722
Mondelez International, Inc., Class A		216,200	7,408,093
Pilgrim’s Pride Corp.	*	19,455	594,545
Tyson Foods, Inc., Class A		16,435	647,046
WhiteWave Foods Co. (The)	*	129,157	4,692,274

			22,035,815

Health Care Equipment & Supplies—2.1%
Align Technology, Inc.	*	11,005	568,738
Boston Scientific Corp.	*	313,615	3,703,793
C.R. Bard, Inc.		4,201	599,525
Cooper Cos., Inc. (The)		34,976	5,447,512
DENTSPLY International, Inc.		12,970	591,432
DexCom, Inc.	*	56,600	2,263,434
Edwards Lifesciences Corp.	*	5,877	600,335
Hill-Rom Holdings, Inc.		14,820	613,993
Hologic, Inc.	*	24,190	588,543
IDEXX Laboratories, Inc.	*	5,114	602,583
Intuitive Surgical, Inc.	*	1,320	609,602
ResMed, Inc.	†	11,770	579,908
Sirona Dental Systems, Inc.	*	7,513	576,097
St. Jude Medical, Inc.		9,770	587,470
Varian Medical Systems, Inc.	*	7,340	588,081
Wright Medical Group, Inc.	*	133,919	4,057,746
Zimmer Holdings, Inc.		5,842	587,413

			23,166,205

Health Care Providers & Services—3.7%
AmerisourceBergen Corp.		7,732	597,684
Brookdale Senior Living, Inc.	*	18,200	586,404
Cardinal Health, Inc.		7,745	580,255
Catamaran Corp.	*	13,986	589,510
Centene Corp.	*	7,290	602,956
Cigna Corp.		6,760	613,064
DaVita HealthCare Partners, Inc.	*	178,664	13,067,485
Envision Healthcare Holdings, Inc.	*	295,427	10,245,408
HCA Holdings, Inc.	*	8,272	583,342
Henry Schein, Inc.	*	5,183	603,664
Laboratory Corp. of America Holdings	*	6,102	620,879
MEDNAX, Inc.	*	65,800	3,607,156
Patterson Cos., Inc.		14,325	593,485
Premier, Inc., Class A	*	120,490	3,959,301
Tenet Healthcare Corp.	*	9,570	568,362
Universal Health Services, Inc., Class B		5,317	555,627

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
VCA, Inc.	*	69,700	$2,741,301

			40,715,883

Health Care Technology—0.6%
Allscripts Healthcare Solutions, Inc.	*	44,200	592,943
athenahealth, Inc.	*†	30,545	4,022,471
Cerner Corp.	*	10,286	612,737
IMS Health Holdings, Inc.	*	22,590	591,632
Veeva Systems, Inc., Class A	*	21,000	591,570

			6,411,353

Hotels, Restaurants & Leisure—2.8%
Aramark		23,275	612,133
Bally Technologies, Inc.	*	7,564	610,415
Brinker International, Inc.		12,260	622,686
Burger King Worldwide, Inc.	†	19,700	584,302
Chipotle Mexican Grill, Inc.	*	943	628,594
Choice Hotels International, Inc.		11,496	597,792
Domino’s Pizza, Inc.		64,500	4,963,920
Dunkin’ Brands Group, Inc.		13,253	594,000
Extended Stay America, Inc.		72,165	1,713,197
Hilton Worldwide Holdings, Inc.	*	24,495	603,312
Hyatt Hotels Corp., Class A	*	10,085	610,344
Krispy Kreme Doughnuts, Inc.	*	143,800	2,467,608
Marriott International, Inc., Class A		8,456	591,074
McDonald’s Corp.		69,100	6,551,371
MGM Resorts International	*	26,480	603,214
Norwegian Cruise Line Holdings Ltd.	*	16,600	597,932
Panera Bread Co., Class A	*	3,816	620,940
SeaWorld Entertainment, Inc.		29,700	571,131
Six Flags Entertainment Corp.		17,660	607,327
Starwood Hotels & Resorts Worldwide, Inc.		7,558	628,901
Wyndham Worldwide Corp.		59,805	4,859,754
Wynn Resorts Ltd.		3,242	606,513

			30,846,460

Household Durables—0.5%
D.R. Horton, Inc.		28,570	586,256
Harman International Industries, Inc.		5,700	558,828
Jarden Corp.	*	10,534	633,199
Leggett & Platt, Inc.		17,980	627,862
Lennar Corp., Class A		14,725	571,772
Newell Rubbermaid, Inc.		17,490	601,831
NVR, Inc.	*	533	602,301
Tempur Sealy International, Inc.	*	10,403	584,336
Tupperware Brands Corp.		8,482	585,597
Whirlpool Corp.		3,900	568,035

			5,920,017

Household Products—0.5%
Church & Dwight Co., Inc.		64,828	4,548,332
Clorox Co. (The)		6,670	640,587
Spectrum Brands Holdings, Inc.		6,720	608,362

			5,797,281

Independent Power and Renewable Electricity Producers—0.1%
Calpine Corp.	*	25,950	563,115

Industrial Conglomerates—1.3%
Carlisle Cos., Inc.		48,000	3,858,240
Koninklijke Philips NV NYRS (Netherlands)		318,628	10,103,694
Roper Industries, Inc.		4,205	615,149

			14,577,083

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Insurance—3.9%
American Financial Group, Inc.		10,350	$599,162
Aon plc (United Kingdom)		115,614	10,135,879
Arthur J. Gallagher & Co.		13,154	596,665
Assured Guaranty Ltd. (Bermuda)		129,400	2,867,504
Brown & Brown, Inc.		18,530	595,740
eHealth, Inc.	*	37,100	895,223
Erie Indemnity Co., Class A		8,304	629,526
Fairfax Financial Holdings Ltd. (Canada)		11,500	5,131,404
Loews Corp.		227,700	9,485,982
Reinsurance Group of America, Inc.		7,400	592,962
RenaissanceRe Holdings Ltd. (Bermuda)		55,300	5,529,447
Travelers Cos., Inc. (The)	†	59,000	5,542,460

			42,601,954

Internet & Catalog Retail—0.9%
Expedia, Inc.		7,003	613,603
Groupon, Inc.	*†	92,610	618,635
HomeAway, Inc.	*	92,233	3,274,271
Liberty Interactive Corp., Series A	*	21,053	600,432
Liberty TripAdvisor Holdings, Inc., Series A	*	17,526	594,131
Liberty Ventures, Series A	*	16,126	612,143
Netflix, Inc.	*	1,388	626,238
TripAdvisor, Inc.	*	6,421	587,008
Vipshop Holdings Ltd. ADR (China)	*	11,200	2,116,912
zulily, Inc., Class A	*†	15,960	604,724

			10,248,097

Internet Software & Services—2.2%
Akamai Technologies, Inc.	*	10,183	608,943
Alibaba Group Holding Ltd. ADR (China)	*	5,215	463,353
Cornerstone OnDemand, Inc.	*	94,000	3,234,540
CoStar Group, Inc.	*	46,111	7,172,105
Equinix, Inc.	*	2,904	617,042
IAC/InterActiveCorp		8,862	584,006
LinkedIn Corp., Class A	*	2,818	585,552
Pandora Media, Inc.	*	23,773	574,356
Rackspace Hosting, Inc.	*	18,613	605,853
Shutterstock, Inc.	*†	51,237	3,657,297
Twitter, Inc.	*	11,405	588,270
VeriSign, Inc.	*	10,731	591,493
Yelp, Inc.	*	59,846	4,084,489
Zillow, Inc., Class A	*†	4,865	564,291

			23,931,590

IT Services—4.8%
Alliance Data Systems Corp.	*	46,390	11,517,245
Amdocs Ltd.		118,000	5,413,840
Booz Allen Hamilton Holding Corp.		26,000	608,400
Broadridge Financial Solutions, Inc.		15,066	627,198
Computer Sciences Corp.		10,510	642,686
DST Systems, Inc.		6,739	565,537
Euronet Worldwide, Inc.	*	59,200	2,829,168
Fidelity National Information Services, Inc.		10,530	592,839
Fiserv, Inc.	*	9,225	596,258
FleetCor Technologies, Inc.	*	4,306	611,969
Gartner, Inc.	*	111,091	8,161,856
Genpact Ltd. (Bermuda)	*	35,274	575,672
Global Payments, Inc.		57,448	4,014,466
Jack Henry & Associates, Inc.		10,330	574,968
NeuStar, Inc., Class A	*†	92,900	2,306,707
Paychex, Inc.		13,812	610,490

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Sabre Corp.		30,115	$539,510
Teradata Corp.	*	13,977	585,916
Total System Services, Inc.		19,718	610,469
Vantiv, Inc., Class A	*	285,366	8,817,809
VeriFone Systems, Inc.	*	16,855	579,475
Western Union Co. (The)		35,498	569,388

			51,951,866

Leisure Products—0.5%
Hasbro, Inc.		11,557	635,577
Mattel, Inc.		19,120	586,028
Polaris Industries, Inc.		31,014	4,645,587

			5,867,192

Life Sciences Tools & Services—0.6%
Agilent Technologies, Inc.		10,806	615,726
Bruker Corp.	*	31,892	590,480
Charles River Laboratories International, Inc.	*	9,954	594,652
Covance, Inc.	*	7,376	580,491
Illumina, Inc.	*	3,543	580,768
Mettler-Toledo International, Inc.	*	2,428	621,884
PerkinElmer, Inc.		13,230	576,828
Quintiles Transnational Holdings, Inc.	*	10,665	594,894
Techne Corp.		6,707	627,440
Waters Corp.	*	5,817	576,581

			5,959,744

Machinery—4.0%
Allison Transmission Holdings, Inc.		19,922	567,578
Colfax Corp.	*	10,182	580,069
Crane Co.		9,340	590,381
Donaldson Co., Inc.		14,469	587,875
Dover Corp.		7,345	590,024
Flowserve Corp.		74,938	5,284,628
Graco, Inc.		40,289	2,940,291
IDEX Corp.		7,724	558,986
Ingersoll-Rand plc		10,523	593,076
ITT Corp.		12,805	575,457
Lincoln Electric Holdings, Inc.		8,892	614,748
Manitowoc Co., Inc. (The)		24,078	564,629
Middleby Corp. (The)	*	6,770	596,640
Navistar International Corp.	*	16,515	543,509
Nordson Corp.		7,773	591,292
PACCAR, Inc.		9,851	560,276
Pall Corp.		39,313	3,290,498
Parker-Hannifin Corp.		5,255	599,858
Pentair plc (United Kingdom)		8,485	555,683
Proto Labs, Inc.	*	44,300	3,056,700
Snap-on, Inc.		34,043	4,121,926
Stanley Black & Decker, Inc.		6,940	616,203
Timken Co. (The)		13,935	590,705
Toro Co. (The)		9,844	583,060
Trinity Industries, Inc.		12,600	588,672
Valmont Industries, Inc.	†	4,535	611,908
WABCO Holdings, Inc.	*	63,415	5,767,594
Wabtec Corp.		76,841	6,227,195
Xylem, Inc.		15,601	553,679

			43,503,140

Marine—0.1%
Kirby Corp.	*	5,276	621,777

Media—3.5%
AMC Networks, Inc., Class A	*	10,268	599,857

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cablevision Systems Corp., Class A	†	34,846	$610,153
CBS Outdoor Americas, Inc. REIT		125,305	3,751,632
Charter Communications, Inc., Class A	*	28,375	4,295,124
Cinemark Holdings, Inc.		134,094	4,564,560
Clear Channel Outdoor Holdings, Inc., Class A		88,858	598,903
Discovery Communications, Inc., Class A	*	15,865	599,697
Discovery Communications, Inc., Class C	*	120,465	4,490,935
DISH Network Corp., Class A	*	9,304	600,852
Interpublic Group of Cos., Inc. (The)		31,461	576,365
Lamar Advertising Co., Class A		11,595	571,054
Lions Gate Entertainment Corp.	†	19,080	629,068
Live Nation Entertainment, Inc.	*	25,365	609,267
Markit Ltd. (United Kingdom)	*	117,300	2,738,955
Morningstar, Inc.		8,688	589,915
News Corp., Class A	*	254,700	4,164,345
News Corp., Class B	*	293,100	4,727,703
Omnicom Group, Inc.		8,589	591,439
Regal Entertainment Group, Class A	†	30,876	613,815
Scripps Networks Interactive, Inc., Class A		7,685	600,122
Sirius XM Holdings, Inc.	*†	179,050	624,884
Starz, Class A	*	19,413	642,182

			37,790,827

Metals & Mining—0.6%
Carpenter Technology Corp.		12,805	578,146
Compass Minerals International, Inc.		6,972	587,600
Reliance Steel & Aluminum Co.		60,100	4,110,840
Tahoe Resources, Inc.	*	28,793	584,498
TimkenSteel Corp.		12,317	572,617

			6,433,701

Multiline Retail—0.5%
Big Lots, Inc.		13,256	570,671
Dillard’s, Inc., Class A		5,185	565,061
Dollar General Corp.	*	9,705	593,073
Dollar Tree, Inc.	*	10,793	605,164
Family Dollar Stores, Inc.		7,779	600,850
Kohl’s Corp.		9,705	592,296
Macy’s, Inc.		10,407	605,479
Nordstrom, Inc.		9,052	618,885
Sears Holdings Corp.	*†	22,910	578,019

			5,329,498

Oil, Gas & Consumable Fuels—6.5%
Antero Resources Corp.	*†	10,725	588,695
Athlon Energy, Inc.	*	13,035	759,028
Cabot Oil & Gas Corp.		17,972	587,505
Cheniere Energy, Inc.	*	7,421	593,903
Chesapeake Energy Corp.		513,500	11,805,365
Cimarex Energy Co.		4,700	594,691
Cobalt International Energy, Inc.	*	43,011	584,950
Concho Resources, Inc.	*	4,708	590,336
CONSOL Energy, Inc.		250,300	9,476,358
Continental Resources, Inc.	*†	8,936	594,065
CVR Energy, Inc.	†	12,550	561,361
Delek US Holdings, Inc.		77,200	2,556,864
Denbury Resources, Inc.		283,300	4,257,999
Diamondback Energy, Inc.	*	44,100	3,297,798
EP Energy Corp., Class A	*†	204,700	3,578,156
EQT Corp.		6,645	608,283
Gulfport Energy Corp.	*	11,000	587,400
HollyFrontier Corp.		13,875	606,060
Kosmos Energy Ltd. (Bermuda)	*	60,712	604,692

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Laredo Petroleum, Inc.	*	27,174	$608,969
Murphy Oil Corp.		129,400	7,364,154
Noble Energy, Inc.		8,545	584,136
Oasis Petroleum, Inc.	*	14,375	601,019
ONEOK, Inc.		9,131	598,537
PBF Energy, Inc., Class A		25,130	603,120
QEP Resources, Inc.		19,255	592,669
Range Resources Corp.		8,757	593,812
Rice Energy, Inc.	*	81,295	2,162,447
Sanchez Energy Corp.	*	98,864	2,596,169
SM Energy Co.		7,409	577,902
Southwestern Energy Co.	*	90,910	3,177,304
Targa Resources Corp.		4,475	609,361
Teekay Corp. (Bermuda)		9,975	661,941
Tesoro Corp.		10,295	627,789
Ultra Petroleum Corp.	*†	25,050	582,663
Whiting Petroleum Corp.	*	59,120	4,584,756
World Fuel Services Corp.		14,905	595,008

			70,555,265

Paper & Forest Products—0.1%
International Paper Co.		12,570	600,092

Personal Products—0.2%
Avon Products, Inc.		42,658	537,491
Coty, Inc., Class A		36,480	603,744
Herbalife Ltd.	†	13,602	595,087
Nu Skin Enterprises, Inc., Class A		13,824	622,495

			2,358,817

Pharmaceuticals—1.8%
Actavis plc	*	1	241
Endo International plc (Ireland)	*	75,214	5,140,125
GW Pharmaceuticals plc ADR (United Kingdom)	*†	14,200	1,148,070
Jazz Pharmaceuticals plc	*	34,845	5,594,713
Mallinckrodt plc	*	6,742	607,791
Mylan, Inc.	*	13,059	594,054
Perrigo Co. plc (Ireland)		3,913	587,694
Salix Pharmaceuticals Ltd.	*	37,134	5,801,816
Zoetis, Inc.		16,540	611,153

			20,085,657

Professional Services—3.2%
Dun & Bradstreet Corp. (The)		5,173	607,672
Equifax, Inc.		85,102	6,360,524
IHS, Inc., Class A	*	74,783	9,362,084
Nielsen NV		176,597	7,828,545
Robert Half International, Inc.		12,032	589,568
Towers Watson & Co., Class A		55,300	5,502,350
Verisk Analytics, Inc., Class A	*	74,970	4,564,923

			34,815,666

Real Estate Investment Trusts (REITs)—1.0%
Apartment Investment & Management Co., Class A REIT		18,972	603,689
Boston Properties, Inc. REIT		5,243	606,930
Columbia Property Trust, Inc. REIT		25,225	602,121
Crown Castle International Corp. REIT		7,608	612,672
Equity Lifestyle Properties, Inc. REIT		13,855	586,898
Extra Space Storage, Inc. REIT		11,561	596,201
Federal Realty Investment Trust REIT		5,050	598,223
Gaming and Leisure Properties, Inc. REIT		18,655	576,439
Health Care REIT, Inc. REIT		9,805	611,538

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Healthcare Trust of America, Inc., Class A REIT		51,245	$594,442
NorthStar Realty Finance Corp. REIT		34,860	615,976
Omega Healthcare Investors, Inc. REIT	†	16,695	570,802
Plum Creek Timber Co., Inc. REIT		15,385	600,169
Rayonier, Inc. REIT		19,308	601,251
Tanger Factory Outlet Centers, Inc. REIT		17,588	575,479
Taubman Centers, Inc. REIT		8,184	597,432
Ventas, Inc. REIT		9,545	591,313
Vornado Realty Trust REIT		5,730	572,771
Weyerhaeuser Co. REIT		19,018	605,913

			11,320,259

Real Estate Management & Development—1.2%
CBRE Group, Inc., Class A	*	19,366	575,945
Cheung Kong Holdings Ltd. ADR (Hong Kong)		680,000	11,152,000
Howard Hughes Corp. (The)	*	3,890	583,500
Jones Lang LaSalle, Inc.		4,950	625,383
Realogy Holdings Corp.	*	15,550	578,460

			13,515,288

Road & Rail—2.5%
AMERCO		2,130	557,826
Avis Budget Group, Inc.	*	84,240	4,623,934
Genesee & Wyoming, Inc., Class A	*	52,140	4,969,463
Hertz Global Holdings, Inc.	*	87,144	2,212,586
J.B. Hunt Transport Services, Inc.		55,349	4,098,593
Kansas City Southern		4,975	602,970
Landstar System, Inc.		8,487	612,677
Old Dominion Freight Line, Inc.	*	89,875	6,348,770
Swift Transportation Co.	*	145,427	3,051,058

			27,077,877

Semiconductors & Semiconductor Equipment—1.5%
Advanced Micro Devices, Inc.	*†	163,525	557,620
Altera Corp.		16,643	595,487
Analog Devices, Inc.		11,585	573,342
Applied Materials, Inc.		27,615	596,760
Atmel Corp.	*	73,084	590,519
Avago Technologies Ltd. (Singapore)		6,759	588,033
Cree, Inc.	*†	14,250	583,537
Freescale Semiconductor Ltd.	*†	28,462	555,863
KLA-Tencor Corp.		7,555	595,183
Lam Research Corp.		7,999	597,525
Linear Technology Corp.		13,138	583,196
Maxim Integrated Products, Inc.		19,649	594,186
Microchip Technology, Inc.		12,716	600,577
NVIDIA Corp.		33,425	616,691
NXP Semiconductor NV (Netherlands)	*	65,600	4,489,008
ON Semiconductor Corp.	*	63,300	565,902
Skyworks Solutions, Inc.		10,327	599,482
SunEdison, Inc.	*	29,790	562,435
SunPower Corp.	*†	16,815	569,692
Teradyne, Inc.		31,600	612,724
Veeco Instruments, Inc.	*	12,894	450,645
Xilinx, Inc.		13,196	558,851

			16,637,258

Software—4.0%
Activision Blizzard, Inc.		27,980	581,704
ANSYS, Inc.	*	8,207	621,024
Aspen Technology, Inc.	*	52,723	1,988,712
Autodesk, Inc.	*	10,953	603,510
Cadence Design Systems, Inc.	*	35,424	609,647

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Citrix Systems, Inc.	*	8,478	$604,820
CommVault Systems, Inc.	*	51,400	2,590,560
Concur Technologies, Inc.	*†	4,789	607,341
Electronic Arts, Inc.	*	17,270	614,985
FactSet Research Systems, Inc.	†	5,092	618,831
FireEye, Inc.	*†	18,420	562,915
FleetMatics Group plc (Ireland)	*	96,285	2,936,692
Fortinet, Inc.	*	23,412	591,504
Guidewire Software, Inc.	*	95,300	4,225,602
Informatica Corp.	*	42,001	1,438,114
Intuit, Inc.		7,015	614,865
NetSuite, Inc.	*	7,201	644,778
PTC, Inc.	*	15,675	578,407
Qlik Technologies, Inc.	*	105,400	2,850,016
Red Hat, Inc.	*	11,126	624,725
ServiceNow, Inc.	*	81,853	4,811,319
SolarWinds, Inc.	*	69,381	2,917,471
Solera Holdings, Inc.		77,321	4,357,812
Splunk, Inc.	*	11,360	628,890
Tableau Software, Inc., Class A	*	63,525	4,615,091
TIBCO Software, Inc.	*	30,776	727,237
Workday, Inc., Class A	*	7,000	577,500

			43,144,072

Specialty Retail—4.9%
Aaron’s, Inc.		24,220	589,030
Abercrombie & Fitch Co., Class A		15,720	571,265
Advance Auto Parts, Inc.		29,841	3,888,282
AutoNation, Inc.	*	12,182	612,876
AutoZone, Inc.	*	1,170	596,302
Bed Bath & Beyond, Inc.	*	8,975	590,824
Best Buy Co., Inc.		17,830	598,910
Cabela’s, Inc.	*	10,065	592,829
CarMax, Inc.	*	11,869	551,315
Chico’s FAS, Inc.		40,562	599,101
CST Brands, Inc.		16,900	607,555
Dick’s Sporting Goods, Inc.		13,493	592,073
Foot Locker, Inc.		67,185	3,738,845
GameStop Corp., Class A	†	14,025	577,830
Gap, Inc. (The)		14,015	584,285
GNC Holdings, Inc., Class A		15,221	589,662
L Brands, Inc.		8,852	592,907
Lithia Motors, Inc., Class A		38,700	2,929,203
Murphy USA, Inc.	*	11,265	597,721
O’Reilly Automotive, Inc.	*	42,550	6,397,818
Penske Automotive Group, Inc.		14,445	586,323
PetSmart, Inc.		8,595	602,424
Restoration Hardware Holdings, Inc.	*†	38,938	3,097,518
Ross Stores, Inc.		66,925	5,058,191
Sally Beauty Holdings, Inc.	*	186,039	5,091,887
Signet Jewelers Ltd. (Bermuda)		5,215	594,041
Tiffany & Co.		35,954	3,462,730
Tractor Supply Co.		64,839	3,988,247
Ulta Salon Cosmetics & Fragrance, Inc.	*	5,006	591,559
Urban Outfitters, Inc.	*	15,823	580,704
Williams-Sonoma, Inc.		49,162	3,272,714

			53,324,971

Technology Hardware, Storage & Peripherals—0.8%
3D Systems Corp.	*†	12,200	565,714
Diebold, Inc.		16,495	582,603
NCR Corp.	*	17,860	596,703
NetApp, Inc.		13,964	599,893
Nimble Storage, Inc.	*†	105,872	2,749,496

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
SanDisk Corp.		5,990	$586,721
Stratasys Ltd.	*	24,380	2,944,616

			8,625,746

Textiles, Apparel & Luxury Goods—2.1%
Carter’s, Inc.		51,075	3,959,334
Coach, Inc.		16,340	581,867
Deckers Outdoor Corp.	*	6,255	607,861
Fossil Group, Inc.	*	6,297	591,288
Hanesbrands, Inc.		50,581	5,434,423
Kate Spade & Co.	*	102,595	2,691,067
Michael Kors Holdings Ltd. (Hong Kong)	*	8,123	579,901
PVH Corp.		25,007	3,029,598
Ralph Lauren Corp.		3,840	632,563
Under Armour, Inc., Class A	*	55,504	3,835,327
V.F. Corp.		9,072	599,024

			22,542,253

Thrifts & Mortgage Finance—0.4%
Nationstar Mortgage Holdings, Inc.	*†	17,110	585,846
Ocwen Financial Corp.	*	146,200	3,827,516

			4,413,362

Tobacco—0.1%
Lorillard, Inc.		9,960	596,704

Trading Companies & Distributors—0.9%
Air Lease Corp.		17,900	581,750
Fastenal Co.		12,513	561,834
HD Supply Holdings, Inc.	*	21,915	597,403
MRC Global, Inc.	*	25,287	589,693
MSC Industrial Direct Co., Inc., Class A		6,537	558,652
NOW, Inc.	*†	19,520	593,603
United Rentals, Inc.	*	35,286	3,920,274
Veritiv Corp.	*	10,947	548,007
W.W. Grainger, Inc.		2,392	601,947
WESCO International, Inc.	*	9,700	759,122

			9,312,285

Wireless Telecommunication Services—1.9%
SBA Communications Corp., Class A	*	185,275	20,546,998

TOTAL COMMON STOCKS (Cost $862,718,883)			1,065,135,274

MONEY MARKET FUNDS—5.9%
Institutional Money Market Funds—5.9%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	4,700,000	4,700,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%		¥26,472,119	26,472,119
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%	††¥	7,422,793	7,422,793
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.05%	††¥	6,400,000	6,400,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.06%	††¥	6,400,000	6,400,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.07%	††¥	6,400,000	6,400,000

Vantagepoint Aggressive Opportunities Fund
			Shares	Value
MONEY MARKET FUNDS—(Continued)
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	†	†	¥6,400,000	$6,400,000

TOTAL MONEY MARKET FUNDS (Cost $64,194,912)				64,194,912

TOTAL INVESTMENTS—103.6% (Cost $926,913,795)				1,129,330,186
Other assets less liabilities—(3.6%)				(39,699,109)

NET ASSETS—100.0%				$1,089,631,077

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—48.2%
Aerospace & Defense—0.5%
Astronics Corp.	*	10,600	$505,408
Astronics Corp., Class B	*	16,507	784,092

			1,289,500

Air Freight & Logistics—0.5%
Park-Ohio Holdings Corp.		24,884	1,190,948

Auto Components—0.5%
Standard Motor Products, Inc.		34,257	1,179,468

Banks—3.0%
Bank of Marin Bancorp		31,300	1,436,357
Blue Hills Bancorp, Inc.	*	90,500	1,187,360
Flushing Financial Corp.		71,094	1,298,888
Heritage Financial Corp./Washington		83,673	1,325,380
Trico Bancshares		59,357	1,342,655
Wintrust Financial Corp.		29,163	1,302,711

			7,893,351

Biotechnology—2.7%
Agios Pharmaceuticals, Inc.	*†	20,379	1,250,252
Arena Pharmaceuticals, Inc.	*†	325,140	1,362,337
Cara Therapeutics, Inc.	*†	125,862	1,055,982
Exelixis, Inc.	*†	344,848	527,617
Ironwood Pharmaceuticals, Inc.	*	122,500	1,586,987
Zafgen, Inc.	*†	61,800	1,214,370

			6,997,545

Building Products—0.7%
Advanced Drainage Systems, Inc.	*	18,936	396,709
Insteel Industries, Inc.		70,939	1,458,506

			1,855,215

Capital Markets—1.2%
Alaris Royalty Corp. (Canada)		48,100	1,331,828
Marcus & Millichap, Inc.	*	46,201	1,398,043
WisdomTree Investments, Inc.	*†	43,190	491,502

			3,221,373

Chemicals—1.2%
Advanced Emissions Solutions, Inc.	*	80,100	1,703,727
Orion Engineered Carbons SA (Luxembourg)		83,500	1,471,270

			3,174,997

Communications Equipment—1.3%
Calix, Inc.	*	132,338	1,266,474
Mitel Networks Corp. (Canada)	*	165,233	1,511,882
ParkerVision, Inc.	*†	492,577	561,538

			3,339,894

Construction & Engineering—0.5%
EMCOR Group, Inc.		30,735	1,228,171

Consumer Finance—0.6%
Regional Management Corp.	*	87,099	1,563,427

Containers & Packaging—0.5%
Myers Industries, Inc.		69,289	1,222,258

Electric Utilities—0.7%
ALLETE, Inc.		26,109	1,158,979
Spark Energy, Inc., Class A	*†	39,344	683,405

			1,842,384

Electrical Equipment—0.5%
Polypore International, Inc.	*	33,567	1,306,092

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—(Continued)
Electronic Equipment, Instruments & Components—0.5%
Speed Commerce, Inc.	*†	429,620	$1,181,455

Energy Equipment & Services—0.6%
C&J Energy Services, Inc.	*	48,945	1,495,270

Food Products—0.4%
Darling Ingredients, Inc.	*	61,276	1,122,576

Health Care Equipment & Supplies—1.5%
Globus Medical, Inc., Class A	*	61,999	1,219,520
Greatbatch, Inc.	*	31,070	1,323,893
Natus Medical, Inc.	*	49,157	1,450,623

			3,994,036

Health Care Providers & Services—0.6%
Ensign Group, Inc. (The)		42,893	1,492,676

Hotels, Restaurants & Leisure—1.1%
Del Frisco’s Restaurant Group, Inc.	*	57,165	1,094,138
Ignite Restaurant Group, Inc.	*†	60,448	362,688
Red Robin Gourmet Burgers, Inc.	*	26,335	1,498,462

			2,955,288

Household Durables—2.3%
iRobot Corp.	*	38,500	1,172,325
LGI Homes, Inc.	*	80,311	1,474,510
M/I Homes, Inc.	*	74,180	1,470,248
New Home Co., Inc. (The)	*	138,700	1,872,450

			5,989,533

Independent Power and Renewable Electricity Producers—0.5%
Pattern Energy Group, Inc.		39,855	1,232,317

Industrial Conglomerates—0.5%
Carlisle Cos., Inc.		15,210	1,222,580

Insurance—0.5%
Phoenix Cos., Inc. (The)	*	24,049	1,348,187

Internet Software & Services—2.2%
Constant Contact, Inc.	*	43,146	1,170,982
Digital River, Inc.	*	121,400	1,762,728
Marchex, Inc., Class B		207,000	859,050
Textura Corp.	*†	45,764	1,208,170
Zix Corp.	*	217,600	744,192

			5,745,122

IT Services—0.9%
ExlService Holdings, Inc.	*	50,182	1,224,942
Global Cash Access Holdings, Inc.	*	179,637	1,212,550

			2,437,492

Life Sciences Tools & Services—0.6%
Albany Molecular Research, Inc.	*†	70,622	1,558,628

Machinery—2.6%
Altra Industrial Motion Corp.		41,637	1,214,135
Luxfer Holdings plc ADR (United Kingdom)		78,159	1,349,024
Lydall, Inc.	*	52,922	1,429,423
Superior Drilling Products, Inc.	*†	209,774	1,308,990
Titan International, Inc.	†	115,000	1,359,300

			6,660,872

Metals & Mining—0.5%
New Gold, Inc. (Canada)	*	177,898	898,385
Romarco Minerals, Inc. (Canada)	*	559,650	364,788

			1,263,173

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—(Continued)
Oil, Gas & Consumable Fuels—2.6%
BPZ Resources, Inc.	*†	879,653	$1,680,137
Energy XXI Bermuda Ltd. (Bermuda)	†	98,220	1,114,797
Karoon Gas Australia Ltd. (Australia)	*	455,718	1,388,249
Parsley Energy, Inc., Class A	*†	47,800	1,019,574
Synergy Resources Corp.	*	129,019	1,572,742

			6,775,499

Pharmaceuticals—1.0%
Phibro Animal Health Corp., Class A		53,209	1,192,414
XenoPort, Inc.	*	240,200	1,292,276

			2,484,690

Professional Services—0.5%
Barrett Business Services, Inc.		36,200	1,429,538

Real Estate Investment Trusts (REITs)—3.7%
Arbor Realty Trust, Inc. REIT		170,363	1,148,247
Armada Hoffler Properties, Inc. REIT		115,214	1,046,143
CareTrust REIT, Inc. REIT	*	68,297	976,647
Gladstone Commercial Corp. REIT		70,791	1,202,739
Medical Properties Trust, Inc. REIT		102,963	1,262,327
Pebblebrook Hotel Trust REIT		36,901	1,377,883
STAG Industrial, Inc. REIT		59,192	1,225,866
Summit Hotel Properties, Inc. REIT		134,073	1,445,307

			9,685,159

Road & Rail—0.5%
Celadon Group, Inc.		71,246	1,385,735

Semiconductors & Semiconductor Equipment—1.9%
Exar Corp.	*	161,968	1,449,614
Inphi Corp.	*	84,198	1,210,767
Integrated Silicon Solution, Inc.		74,822	1,028,054
Rambus, Inc.	*	109,610	1,367,933

			5,056,368

Software—2.7%
Digimarc Corp.		18,200	376,922
Ellie Mae, Inc.	*	47,388	1,544,849
ePlus, Inc.	*	30,426	1,705,377
Kofax Ltd.	*	147,002	1,137,796
SeaChange International, Inc.	*	103,439	719,935
Tangoe, Inc.	*	123,000	1,666,650

			7,151,529

Specialty Retail—1.9%
Destination Maternity Corp.		43,307	668,660
Express, Inc.	*	92,775	1,448,218
Finish Line, Inc. (The), Class A		48,156	1,205,345
Shoe Carnival, Inc.		88,450	1,575,294

			4,897,517

Thrifts & Mortgage Finance—2.1%
Clifton Bancorp, Inc.		100,923	1,270,621
EverBank Financial Corp.		77,449	1,367,749
Home Loan Servicing Solutions Ltd. (Cayman Islands)		65,291	1,383,516
WSFS Financial Corp.		20,118	1,440,650

			5,462,536

Trading Companies & Distributors—1.6%
CAI International, Inc.	*	71,309	1,379,829
H&E Equipment Services, Inc.		36,413	1,466,716

Vantagepoint Discovery Fund
			Shares	Value
COMMON STOCKS—(Continued)
Textainer Group Holdings Ltd. (Bermuda)			39,230	$1,220,837

				4,067,382

TOTAL COMMON STOCKS (Cost $115,513,977)				125,399,781

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—24.8%
Aerospace & Defense—0.1%
L-3 Communications Corp.
1.500%	05/28/2017		$360,000	357,593

Airlines—0.1%
United Airlines Pass Through Trust, Series 2014-2, Class B
4.625%	09/03/2022		250,000	248,750

Auto Components—0.0%
Johnson Controls, Inc.
1.400%	11/02/2017		70,000	69,468

Automobiles—0.2%
Chrysler Group LLC/CG Co.-Issuer, Inc.
8.000%	06/15/2019		400,000	426,500

Banks—5.5%
Bank of America Corp.
3.875%	03/22/2017		70,000	73,738
3.700%	09/01/2015		425,000	436,491
0.789%	05/02/2017	#	100,000	99,681
Bank of America Corp. MTN
1.700%	08/25/2017		300,000	298,914
1.303%	03/22/2018	#	590,000	601,465
1.250%	01/11/2016		190,000	190,868
Bank of America Corp., Series 1
3.750%	07/12/2016		130,000	135,764
Banque Federative du Credit Mutuel SA (France)
1.085%	10/28/2016	#^	200,000	202,077
Barclays Bank plc (United Kingdom)
0.811%	02/17/2017	#	300,000	301,379
BB&T Corp. MTN
1.600%	08/15/2017		150,000	150,513
0.900%	02/01/2019	#	650,000	657,351
Capital One NA, Bank Note
1.500%	09/05/2017		360,000	358,681
Citigroup, Inc.
4.450%	01/10/2017		225,000	239,861
1.934%	05/15/2018	#	325,000	338,494
1.550%	08/14/2017		670,000	665,363
1.023%	04/01/2016	#	540,000	544,033
Compass Bank, Bank Note
1.850%	09/29/2017		250,000	250,153
Credit Agricole SA (France)
1.394%	04/15/2016	#^	440,000	445,140
1.034%	04/15/2019	#^	670,000	676,209
Discover Bank
2.000%	02/21/2018		650,000	647,399
Fifth Third Bancorp
5.450%	01/15/2017		245,000	266,586
Fifth Third Bank/Ohio, Bank Note
1.150%	11/18/2016		400,000	400,353
HSBC Bank plc (United Kingdom)
0.874%	05/15/2018	#^	360,000	363,424
Huntington National Bank (The)
1.375%	04/24/2017		250,000	249,719
0.658%	04/24/2017	#	250,000	250,317

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Huntington National Bank (The), Bank Note
1.300%	11/20/2016		$260,000	$260,366
JPMorgan Chase & Co.
1.134%	01/25/2018	#	280,000	285,289
JPMorgan Chase & Co. MTN
1.875%	03/20/2015		105,000	105,728
1.350%	02/15/2017		640,000	638,976
1.100%	10/15/2015		250,000	251,104
KeyBank NA, Bank Note
4.950%	09/15/2015		200,000	208,159
KeyCorp MTN
3.750%	08/13/2015		230,000	236,265
Manufacturers & Traders Trust Co., Bank Note
1.400%	07/25/2017		410,000	409,561
1.250%	01/30/2017		380,000	380,596
PNC Bank NA, Bank Note
1.150%	11/01/2016		250,000	250,837
Regions Financial Corp.
2.000%	05/15/2018		370,000	365,949
SunTrust Bank, Bank Note
1.350%	02/15/2017		670,000	670,011
Wells Fargo & Co.
0.863%	04/23/2018	#	170,000	171,828
Wells Fargo & Co. MTN
1.400%	09/08/2017		690,000	688,247
Wells Fargo Bank NA, Bank Note
4.800%	11/01/2014		545,000	546,983

				14,313,872

Beverages—0.4%
PepsiCo, Inc.
0.700%	08/13/2015		1,000,000	1,003,581

Biotechnology—0.4%
Amgen, Inc.
1.875%	11/15/2014		330,000	330,616
1.250%	05/22/2017		630,000	627,093
Gilead Sciences, Inc.
2.400%	12/01/2014		140,000	140,509

				1,098,218

Building Products—0.1%
Masco Corp.
4.800%	06/15/2015		165,000	168,948

Capital Markets—1.5%
Bank of New York Mellon Corp. (The) MTN
1.200%	02/20/2015		100,000	100,278
E*TRADE Financial Corp.
6.000%	11/15/2017		190,000	196,650
Goldman Sachs Group, Inc. (The)
3.625%	02/07/2016		1,225,000	1,266,358
Macquarie Group Ltd. (Australia)
1.237%	01/31/2017	#^	670,000	677,951
Morgan Stanley MTN
1.514%	04/25/2018	#	620,000	637,994
0.973%	07/23/2019	#	690,000	691,780
UBS AG MTN (Switzerland)
1.375%	08/14/2017		300,000	297,834

				3,868,845

Chemicals—0.2%
Ashland, Inc.
3.875%	04/15/2018		375,000	377,812
3.000%	03/15/2016		125,000	125,625

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Ecolab, Inc.
2.375%	12/08/2014	†	$110,000	$110,416

				613,853

Commercial Services & Supplies—0.2%
Mobile Mini, Inc.
7.875%	12/01/2020		430,000	462,250

Communications Equipment—0.4%
Cisco Systems, Inc.
1.100%	03/03/2017		500,000	499,963
0.514%	03/03/2017	#	500,000	501,981

				1,001,944

Consumer Finance—3.0%
Ally Financial, Inc.
3.250%	09/29/2017		400,000	396,000
American Express Co.
0.825%	05/22/2018	#	590,000	595,623
American Express Credit Corp.
0.744%	07/29/2016	#	550,000	553,153
American Express Credit Corp. MTN
1.750%	06/12/2015		100,000	100,914
Caterpillar Financial Services Corp.
0.700%	11/06/2015		150,000	150,293
Caterpillar Financial Services Corp. MTN
1.250%	08/18/2017		260,000	259,423
1.000%	11/25/2016		130,000	130,302
1.000%	03/03/2017		540,000	538,404
Ford Motor Credit Co. LLC
4.250%	02/03/2017		600,000	636,564
3.000%	06/12/2017		280,000	289,168
1.684%	09/08/2017		450,000	448,338
General Motors Financial Co., Inc.
3.000%	09/25/2017		310,000	313,487
Harley-Davidson Financial Services, Inc.
1.150%	09/15/2015	^	160,000	160,859
HSBC USA, Inc.
1.116%	09/24/2018	#	400,000	408,258
International Lease Finance Corp.
4.875%	04/01/2015		210,000	213,544
3.875%	04/15/2018		435,000	432,553
2.184%	06/15/2016	#	560,000	556,500
John Deere Capital Corp.
1.050%	10/11/2016		240,000	240,671
0.700%	09/04/2015		280,000	280,981
John Deere Capital Corp. MTN
1.125%	06/12/2017		460,000	457,890
1.050%	12/15/2016		270,000	270,525
PACCAR Financial Corp. MTN
1.100%	06/06/2017		140,000	139,376
1.050%	06/05/2015		90,000	90,447
0.833%	12/06/2018	#	130,000	131,421

				7,794,694

Containers & Packaging—0.2%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)
3.234%	12/15/2019	#^	670,000	650,738

Diversified Financial Services—0.9%
General Electric Capital Corp. MTN
1.250%	05/15/2017		1,490,000	1,490,042
National Rural Utilities Cooperative Finance Corp.
1.100%	01/27/2017		360,000	359,625

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Synchrony Financial
1.875%	08/15/2017		$415,000	$415,853

				2,265,520

Diversified Telecommunication Services—0.6%
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017		130,000	131,612
Verizon Communications, Inc.
1.984%	09/14/2018	#	280,000	295,239
1.764%	09/15/2016	#	120,000	123,085
1.350%	06/09/2017		450,000	448,007
1.005%	06/17/2019	#	120,000	121,803
0.700%	11/02/2015		210,000	210,242
Windstream Corp.
7.875%	11/01/2017		340,000	378,675

				1,708,663

Electric Utilities—0.7%
Duke Energy Corp.
0.612%	04/03/2017	#	200,000	200,820
Georgia Power Co.
0.750%	08/10/2015		500,000	500,945
NextEra Energy Capital Holdings, Inc.
1.339%	09/01/2015		500,000	503,258
1.200%	06/01/2015		80,000	80,347
RJS Power Holdings LLC
5.125%	07/15/2019	^	475,000	472,625

				1,757,995

Electronic Equipment, Instruments & Components—0.1%
Amphenol Corp.
1.550%	09/15/2017		160,000	159,913

Energy Equipment & Services—0.2%
Cameron International Corp.
1.400%	06/15/2017		160,000	159,983
1.150%	12/15/2016		300,000	299,936
Nabors Industries, Inc.
2.350%	09/15/2016		200,000	204,463

				664,382

Food & Staples Retailing—0.5%
CVS Health Corp.
1.200%	12/05/2016		130,000	130,256
Kroger Co. (The)
2.200%	01/15/2017		500,000	509,874
0.763%	10/17/2016	#	400,000	401,341
Sysco Corp.
1.450%	10/02/2017		140,000	140,292
Walgreen Co.
1.000%	03/13/2015		210,000	210,554

				1,392,317

Food Products—0.5%
ConAgra Foods, Inc.
1.350%	09/10/2015		70,000	70,379
1.300%	01/25/2016		110,000	110,482
General Mills, Inc.
0.875%	01/29/2016		90,000	90,290
Kellogg Co.
1.125%	05/15/2015		350,000	351,620
Kraft Foods Group, Inc.
1.625%	06/04/2015		150,000	151,142
Want Want China Finance Ltd. (Cayman Islands)
1.875%	05/14/2018	^	290,000	284,432

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Wm. Wrigley Jr. Co.
2.000%	10/20/2017	^	$100,000	$101,009
1.400%	10/21/2016	^	100,000	100,550

				1,259,904

Health Care Equipment & Supplies—0.4%
CareFusion Corp.
1.450%	05/15/2017		670,000	666,940
Stryker Corp.
3.000%	01/15/2015		300,000	302,285

				969,225

Health Care Providers & Services—0.8%
Express Scripts Holding Co.
2.750%	11/21/2014		500,000	501,571
1.250%	06/02/2017		210,000	208,476
McKesson Corp.
1.292%	03/10/2017		200,000	199,410
UnitedHealth Group, Inc.
1.400%	10/15/2017		100,000	99,929
Ventas Realty LP
1.550%	09/26/2016		211,000	212,554
1.250%	04/17/2017		120,000	119,496
WellPoint, Inc.
2.375%	02/15/2017		465,000	476,349
1.250%	09/10/2015		190,000	191,160

				2,008,945

Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp. MTN
0.750%	05/29/2015		190,000	190,594

Independent Power and Renewable Electricity Producers—0.2%
AES Corp.
3.234%	06/01/2019	#	430,000	424,625
TransAlta Corp. (Canada)
1.900%	06/03/2017		130,000	130,104

				554,729

Insurance—0.5%
Metropolitan Life Global Funding I
0.614%	04/10/2017	#^	690,000	694,931
Principal Life Global Funding II
1.000%	12/11/2015	^	230,000	231,053
Prudential Financial, Inc. MTN
1.014%	08/15/2018	#	300,000	303,036

				1,229,020

Internet Software & Services—0.3%eBay, Inc.
0.700%	07/15/2015		220,000	220,699
IAC/InterActiveCorp
4.875%	11/30/2018		150,000	152,250
Tencent Holdings Ltd. (Cayman Islands)
2.000%	05/02/2017	^	300,000	300,517

				673,466

IT Services—0.1%
Computer Sciences Corp.
2.500%	09/15/2015		100,000	101,533
Fidelity National Information Services, Inc.
2.000%	04/15/2018		150,000	149,203
1.450%	06/05/2017		70,000	69,637

				320,373

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Life Sciences Tools & Services—0.1%
Thermo Fisher Scientific, Inc.
1.300%	02/01/2017		$180,000	$179,552

Marine—0.1%
AP Moeller - Maersk A/S (Denmark)
2.550%	09/22/2019	^	350,000	351,253

Media—0.2%
DISH DBS Corp.
4.625%	07/15/2017		245,000	250,512
NBCUniversal Enterprise, Inc.
0.919%	04/15/2018	#^	240,000	242,624

				493,136

Metals & Mining—0.9%
ArcelorMittal (Luxembourg)
4.250%	08/05/2015		350,000	357,000
FMG Resources August 2006 Pty Ltd. (Australia)
6.000%	04/01/2017	^†	280,000	282,975
Freeport-McMoRan, Inc.
1.400%	02/13/2015		100,000	100,290
Glencore Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	800,000	813,943
Glencore Funding LLC
1.594%	01/15/2019	#^	600,000	605,111
Steel Dynamics, Inc.
5.125%	10/01/2021	^†	120,000	121,800

				2,281,119

Multi-Utilities—0.2%
Dominion Resources, Inc.
1.250%	03/15/2017		540,000	539,897

Oil, Gas & Consumable Fuels—1.3%
CNOOC Nexen Finance 2014 ULC (Canada)
1.625%	04/30/2017		260,000	260,236
DCP Midstream Operating LP
3.250%	10/01/2015		200,000	205,120
Devon Energy Corp.
1.200%	12/15/2016		300,000	300,386
Enterprise Products Operating LLC
1.250%	08/13/2015		100,000	100,494
Hess Corp.
1.300%	06/15/2017		180,000	179,435
Marathon Oil Corp.
0.900%	11/01/2015		220,000	220,146
Murphy Oil Corp.
2.500%	12/01/2017		250,000	254,124
Petrobras International Finance Co. (Cayman Islands)
3.500%	02/06/2017		160,000	163,181
Phillips 66
1.950%	03/05/2015		230,000	231,495
Plains Exploration & Production Co.
6.500%	11/15/2020		169,000	185,498
Rockies Express Pipeline LLC
3.900%	04/15/2015	^	290,000	290,000
Sabine Pass LNG LP
7.500%	11/30/2016		370,000	394,087
Tesoro Corp.
4.250%	10/01/2017		260,000	267,800
WPX Energy, Inc.
5.250%	01/15/2017		355,000	370,975

				3,422,977

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Pharmaceuticals—0.8%
AbbVie, Inc.
1.750%	11/06/2017		$520,000	$518,615
1.200%	11/06/2015		520,000	522,098
Actavis Funding SCS (Luxembourg)
1.300%	06/15/2017	^	300,000	294,592
Merck & Co., Inc.
0.591%	05/18/2018	#	470,000	472,979
Mylan, Inc.
1.800%	06/24/2016		80,000	80,968
1.350%	11/29/2016		150,000	150,062

				2,039,314

Professional Services—0.0%
Equifax, Inc.
4.450%	12/01/2014		80,000	80,121

Real Estate Investment Trusts (REITs)—1.1%
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.000%	02/06/2017	^	600,000	600,010
Digital Realty Trust LP
4.500%	07/15/2015		550,000	561,020
Health Care REIT, Inc.
3.625%	03/15/2016		375,000	389,269
Healthcare Realty Trust, Inc.
6.500%	01/17/2017		265,000	293,217
Liberty Property LP
6.625%	10/01/2017		385,000	435,832
Simon Property Group LP
4.200%	02/01/2015		90,000	90,266
Vornado Realty LP
4.250%	04/01/2015		470,000	474,332

				2,843,946

Real Estate Management & Development—0.1%
WEA Finance LLC/Westfield UK & Europe Finance plc
1.750%	09/15/2017	^	240,000	240,524

Road & Rail—0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017		165,000	169,125
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.125%	05/11/2015	^	300,000	304,285
2.500%	03/15/2016	^	230,000	234,760
2.500%	06/15/2019	^	110,000	109,500

				817,670

Semiconductors & Semiconductor Equipment—0.2%
Texas Instruments, Inc.
0.450%	08/03/2015		420,000	420,573
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	200,000	197,826

				618,399

Software—0.0%
Autodesk, Inc.
1.950%	12/15/2017		150,000	150,701

Specialty Retail—0.1%
AutoZone, Inc.
1.300%	01/13/2017		220,000	220,074

Technology Hardware, Storage & Peripherals—0.4%
Hewlett-Packard Co.
1.174%	01/14/2019	#	580,000	588,407

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Seagate HDD Cayman (Cayman Islands)
3.750%	11/15/2018	^	$350,000	$357,875

				946,282

Thrifts & Mortgage Finance—0.4%
Astoria Financial Corp.
5.000%	06/19/2017		240,000	257,995
BPCE SA MTN (France)
1.484%	04/25/2016	#	350,000	355,523
0.843%	06/23/2017	#	350,000	351,174

				964,692

Tobacco—0.0%
Reynolds American, Inc.
1.050%	10/30/2015		100,000	100,326

Trading Companies & Distributors—0.3%
Air Lease Corp.
4.500%	01/15/2016		600,000	622,500
GATX Corp.
1.250%	03/04/2017		100,000	99,332

				721,832

Wireless Telecommunication Services—0.1%
SBA Communications Corp.
5.625%	10/01/2019		150,000	153,000

TOTAL CORPORATE OBLIGATIONS (Cost $64,066,606)				64,399,115

MORTGAGE-BACKED SECURITIES—4.7%
Commercial Mortgage-Backed Securities— 1.7%
American Homes 4 Rent, Series 2014-SFR1, Class A
1.250%	06/17/2031	#^	298,661	297,558
Colony American Homes, Series 2014-1A, Class A
1.400%	05/17/2031	#^	307,492	308,615
Colony American Homes, Series 2014-2A, Class A
1.104%	07/17/2031	#^	476,784	473,764
Hilton USA Trust, Series 2013-HLF, Class AFL
1.156%	11/05/2030	#^	610,000	610,336
Invitation Homes Trust, Series 2013-SFR1, Class A
1.400%	12/17/2030	#^	394,842	396,034
Invitation Homes Trust, Series 2014-SFR1, Class A
1.154%	06/17/2031	#^	1,270,000	1,264,410
Invitation Homes Trust, Series 2014-SFR2, Class A
1.254%	09/17/2031	#^	770,000	770,119
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A1
1.600%	10/29/2020		188,202	188,990

				4,309,826

Non-Agency Mortgage-Backed Securities— 1.4%
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	539,639	507,341
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR3, Class A3
1.550%	05/25/2043	#^	272,059	259,197
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.605%	11/25/2023	#	421,346	421,582
GSAMP Trust, Series 2004-SEA2, Class M1
0.805%	03/25/2034	#	495,761	496,310
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	308,293	314,751
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	312,864	297,984

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043		#	$397,587	$373,584
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A
1.570%	12/25/2059		#^	217,005	217,423
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058		#^	434,823	434,423
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065		#^	232,117	232,307
WaMu Mortgage Pass Through Certificates, Series 2006-AR12, Class 1A1
2.362%	10/25/2036		#	78,570	72,887

					3,627,789

U.S. Government Agency Mortgage-Backed Securities— 1.6%
Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M1
2.155%	10/25/2023		#	604,067	610,704
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1
1.755%	01/25/2024		#	620,847	622,059
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 1M1
1.105%	05/25/2024		#	543,593	535,244
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 2M1
1.105%	05/25/2024		#	322,093	317,475
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C03, Class 1M1
1.355%	07/25/2024		#	1,341,896	1,332,883
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.606%	10/07/2020		#	428,747	431,054
National Credit Union Administration Guaranteed Notes, Series 2011-R6, Class 1A
0.536%	05/07/2020		#	330,374	330,695

					4,180,114

TOTAL MORTGAGE-BACKED SECURITIES (Cost $12,221,787)					12,117,729

U.S. TREASURY OBLIGATIONS—14.6%
U.S. Treasury Notes—14.6%
U.S. Treasury Note
1.000%	09/15/2017		†	1,045,000	1,043,409
0.875%	02/28/2017 07/15/2017	-		5,375,000	5,377,159
0.750%	01/15/2017			8,910,000	8,905,474
0.625%	12/15/2016			9,730,000	9,710,618
0.500%	06/15/2016		‡‡	7,325,000	7,332,581
0.500%	08/31/2016		†	5,530,000	5,524,708

					37,893,949

TOTAL U.S. TREASURY OBLIGATIONS (Cost $37,872,560)					37,893,949

GOVERNMENT RELATED OBLIGATIONS—1.9%
U.S. Government Agencies—1.1%
Federal Home Loan Bank, Series 3823
0.500%	09/28/2016			1,340,000	1,336,735
Federal Home Loan Mortgage Corp., Series 1
1.000%	07/28/2017			1,300,000	1,295,195
National Credit Union Administration Guaranteed Notes, Series A2
1.400%	06/12/2015			180,000	181,469

					2,813,399

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Non-U.S. Government Agencies—0.2%
Korea Expressway Corp. (Korea, Republic of)
1.625%	04/28/2017	^	$300,000	$299,625
Petroleos Mexicanos (Mexico)
2.254%	07/18/2018	#	410,000	429,475

				729,100

Sovereign Debt—0.5%
Instituto de Credito Oficial (Spain)
1.125%	04/01/2016	^	710,000	713,092
Mexico Government International Bond (Mexico)
5.625%	01/15/2017		500,000	547,000
Panama Government International Bond (Panama)
7.250%	03/15/2015		23,000	23,673

				1,283,765

U.S. Municipal Bonds—0.1%
South Carolina State Public Service Authority, Series D (South Carolina)
1.028%	06/01/2015	#	260,000	260,286

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $5,067,915)				5,086,550

ASSET-BACKED SECURITIES—4.0%
Automobiles—2.7%
Ally Master Owner Trust Series 2013-2, Class A
0.604%	04/15/2018	#	600,000	601,144
Ally Master Owner Trust Series 2013-1, Class A1
0.604%	02/15/2018	#	500,000	500,854
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018		120,000	120,092
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018		120,000	119,978
Chrysler Capital Auto Receivables Trust Series 2014-AA, Class A3
0.830%	09/17/2018	^	865,000	863,398
Enterprise Fleet Financing LLC Series 2012-1, Class A2
1.140%	11/20/2017	^	209,099	209,368
Hyundai Auto Lease Securitization Trust Series 2014-A, Class A3
0.750%	04/17/2017	^	1,870,000	1,870,934
Nissan Master Owner Trust Receivables Series 2013-A, Class A
0.456%	02/15/2018	#	1,250,000	1,250,392
Porsche Financial Auto Securitization Trust Series 2014-1, Class A3
0.670%	01/23/2018	^	1,590,000	1,588,479

				7,124,639

Credit Card—0.5%
Discover Card Execution Note Trust Series 2012-A1, Class A1
0.810%	08/15/2017		600,000	601,066
Synchrony Credit Card Master Note Trust Series 2012-1, Class A
1.030%	01/15/2018		750,000	751,267

				1,352,333

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Other—0.3%
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018		$575,425	$576,995
GreatAmerica Leasing Receivables Funding LLC Series 2013-1, Class C
1.830%	06/17/2019	^	100,000	100,102
MMAF Equipment Finance LLC Series 2011-AA, Class A3
1.270%	09/15/2015	^	7,266	7,268

				684,365

Student Loan—0.5%
Missouri Higher Education Loan Authority Series 2012-1, Class A1
0.986%	01/26/2026	#	474,696	478,242
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.504%	12/07/2020	#	599,578	600,250
Nelnet Student Loan Trust Series 2014-2A, Class A1
0.435%	06/25/2021	#^	285,812	285,724

				1,364,216

TOTAL ASSET-BACKED SECURITIES (Cost $10,516,478)				10,525,553

			Shares	Value
MONEY MARKET FUNDS—10.0%
Institutional Money Market Funds—10.0%
Dreyfus Institutional Cash Advantage Fund, 0.06%		††¥	3,200,000	3,200,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%			¥7,653,423	7,653,422
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%		††¥	2,416,635	2,416,635
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.05%		††¥	3,200,000	3,200,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.06%		††¥	3,200,000	3,200,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.07%		††¥	3,200,000	3,200,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%		††¥	3,200,000	3,200,000

TOTAL MONEY MARKET FUNDS (Cost $26,070,057)				26,070,057

TOTAL INVESTMENTS—108.2% (Cost $271,329,380)				281,492,734
Other assets less liabilities—(8.2%)				(21,444,135)

NET ASSETS—100.0%				$260,048,599

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
MTN	Medium Term Note
REIT	Real Estate Investment Trust

#	Rate is subject to change. Rate shown reflects current rate.
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $22,118,110, which represents 8.5% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—96.3%
Australia—4.1%
AMP Ltd.		609,069	$2,905,099
Beach Energy Ltd.		1,797,200	2,214,807
BHP Billiton Ltd.		80,000	2,357,881
BHP Billiton plc		106,000	2,932,025
Cochlear Ltd.	†	29,000	1,763,594
CSL Ltd.		134,400	8,712,588
Fortescue Metals Group Ltd.	†	596,600	1,812,485
GPT Group (The) REIT		1,119,500	3,791,249
Insurance Australia Group Ltd.		596,700	3,197,930
Investa Office Fund REIT		1,117,800	3,276,513
Oil Search Ltd.		127,300	993,554
QBE Insurance Group Ltd.		645,232	6,570,912
Stockland REIT		1,077,200	3,721,522
Suncorp Group Ltd.		225,000	2,765,560
Telstra Corp. Ltd.		532,300	2,469,755
Westpac Banking Corp.		66,500	1,866,886
Woodside Petroleum Ltd.		122,000	4,331,934
Woolworths Ltd.		164,200	4,916,817

			60,601,111

Austria—0.2%
OMV AG		42,800	1,439,230
Zumtobel Group AG		77,200	1,443,577

			2,882,807

Belgium—1.1%
AGFA-Gevaert NV	*	540,671	1,423,651
Anheuser-Busch InBev NV		81,559	9,044,719
Telenet Group Holding NV	*	39,358	2,260,835
UCB SA		33,921	3,073,688

			15,802,893

Brazil—1.2%
AMBEV SA ADR		72,524	475,032
CCR SA		446,200	3,080,699
Cia Brasileira de Distribuicao (Preference) ADR		26,500	1,155,665
Cia Hering		62,900	634,461
Cielo SA		124,780	2,030,431
CPFL Energia SA ADR		127,400	1,981,070
EcoRodovias Infraestrutura e Logistica SA		241,700	1,179,000
Natura Cosmeticos SA		50,500	767,481
Petroleo Brasileiro SA		168,200	1,250,634
Souza Cruz SA		104,100	837,393
Totvs SA		51,100	775,555
Vale SA ADR		18,700	205,887
Vale SA ADR		29,100	320,391
Vale SA (Preference) ADR		279,300	2,712,003

			17,405,702

Canada—2.8%
BCE, Inc.		135,400	5,789,817
Canadian Natural Resources Ltd.		65,000	2,525,247
Canfor Corp.	*	115,100	2,577,533
CI Financial Corp.		92,100	2,777,103
Encana Corp.		154,700	3,284,759
Genworth MI Canada, Inc.		78,400	2,478,111
Gluskin Sheff + Associates, Inc.		115,300	3,021,613
Husky Energy, Inc.		154,800	4,248,897
Stantec, Inc.		43,800	2,865,899
Suncor Energy, Inc.		217,300	7,863,895
Western Forest Products, Inc.		1,068,500	2,137,095

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
WSP Global, Inc.		71,300	$2,276,609

			41,846,578

Chile—0.2%
Enersis SA ADR		162,400	2,562,672

China—2.9%
AAC Technologies Holdings, Inc.		222,000	1,286,308
Alibaba Group Holding Ltd. ADR	*	1,987	176,545
Baidu, Inc. ADR	*	69,920	15,258,642
China Shenhua Energy Co. Ltd., H Shares		1,910,366	5,317,699
CNOOC Ltd.		3,775,000	6,510,250
ENN Energy Holdings Ltd.		166,000	1,086,073
Hengan International Group Co. Ltd.		287,500	2,828,365
Industrial & Commercial Bank of China Ltd., H Shares		4,322,000	2,701,279
Mindray Medical International Ltd. ADR		5,200	156,832
Mindray Medical International Ltd. ADR		78,900	2,379,624
Tencent Holdings Ltd.		379,300	5,644,534

			43,346,151

Denmark—1.5%
A.P. Moller-Maersk A/S, Class A		1,467	3,383,967
Chr Hansen Holding A/S		63,510	2,451,700
Coloplast A/S, Class B		56,308	4,708,935
DSV A/S		67,172	1,888,782
Novo Nordisk A/S, Class B		138,500	6,594,233
Rockwool International A/S, Class B		8,450	1,221,174
Vestas Wind Systems A/S	*	67,701	2,639,503

			22,888,294

Faroe Islands—0.2%
Bakkafrost P/F		134,700	2,896,216

Finland—0.6%
Huhtamaki Oyj	†	134,500	3,683,181
Kone Oyj, Class B	†	125,500	5,024,435

			8,707,616

France—6.8%
Air Liquide SA		43,230	5,270,638
AXA SA		86,100	2,120,864
Cie de Saint-Gobain		227,757	10,406,557
Danone SA		71,377	4,779,827
Essilor International SA		51,100	5,604,017
Etablissements Maurel et Prom	*	170,300	2,396,435
Eurazeo SA		46,500	3,343,937
L’Oreal SA		43,065	6,829,881
LVMH Moet Hennessy Louis Vuitton SA		28,075	4,558,877
Orange SA		692,462	10,333,340
Pernod Ricard SA		1,205	136,383
Publicis Groupe SA		181	12,404
Rallye SA		66,200	2,891,751
Sanofi		127,059	14,366,643
Schneider Electric SE		34,575	2,652,679
Technip SA		14,740	1,236,479
Total SA	†	251,085	16,258,783
Valeo SA		31,400	3,488,997

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Zodiac Aerospace		159,024	$5,071,055

			101,759,547

Germany—6.7%
adidas AG		66,400	4,954,465
BASF SE		32,224	2,939,388
Bayer AG (Registered)		101,755	14,158,012
Beiersdorf AG		40,215	3,345,955
Continental AG		17,535	3,321,606
Daimler AG (Registered)		98,256	7,503,507
Deutsche Post AG (Registered)		150,022	4,781,959
Deutsche Telekom AG (Registered)		833,807	12,620,964
Duerr AG		44,064	3,197,666
Krones AG		37,936	3,290,097
Linde AG		48,805	9,341,736
Merck KGaA		31,000	2,849,379
MTU Aero Engines AG		28,951	2,463,105
RWE AG		167,112	6,504,090
SAP SE		185,797	13,408,900
Siemens AG (Registered)		25,026	2,977,895
Volkswagen AG		15,563	3,215,628

			100,874,352

Hong Kong—4.5%
AIA Group Ltd.		2,932,400	15,133,367
ASM Pacific Technology Ltd.		105,500	1,043,402
Beijing Enterprises Holdings Ltd.		788,000	6,760,656
Belle International Holdings Ltd.	†	2,143,837	2,410,682
Cheung Kong Holdings Ltd.		190,000	3,125,488
China Mobile Ltd.		1,342,734	15,713,344
China Resources Power Holdings Co. Ltd.		1,224,000	3,297,896
CLP Holdings Ltd.		372,500	2,992,165
Galaxy Entertainment Group Ltd.		564,000	3,274,600
Hang Lung Properties Ltd.		1,740,000	4,945,767
Hong Kong & China Gas Co. Ltd.		2,698,182	5,847,810
Hopewell Holdings Ltd.		331,000	1,158,527
SJM Holdings Ltd.		769,000	1,464,082

			67,167,786

India—0.8%
Axis Bank Ltd. GDR		49,263	1,496,951
ICICI Bank Ltd. ADR		31,400	1,541,740
Infosys Ltd. ADR		83,600	5,056,964
Larsen & Toubro Ltd. GDR		55,988	1,314,371
Tata Motors Ltd. ADR		54,100	2,364,711

			11,774,737

Indonesia—0.6%
Bank Mandiri Persero Tbk PT		1,668,600	1,379,942
Bank Rakyat Indonesia Persero Tbk PT		1,777,100	1,519,180
Bumitama Agri Ltd.		472,000	407,761
Global Mediacom Tbk PT	*	4,581,500	730,719
Perusahaan Gas Negara Persero Tbk PT		4,990,800	2,451,341
Semen Indonesia Persero Tbk PT		839,000	1,060,005
Telekomunikasi Indonesia Persero Tbk PT ADR		28,900	1,390,090

			8,939,038

Ireland—0.9%
Covidien plc		69,808	6,039,090

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
CRH plc (Dublin Exchange)		78,214	$1,777,222
Experian plc		151,800	2,412,164
Smurfit Kappa Group plc		123,900	2,699,609

			12,928,085

Israel—1.1%
Teva Pharmaceutical Industries Ltd.		66,268	3,566,555
Teva Pharmaceutical Industries Ltd. ADR		6,000	322,500
Teva Pharmaceutical Industries Ltd. ADR		245,200	13,179,500

			17,068,555

Italy—2.4%
A2A SpA		3,212,900	3,176,153
ACEA SpA		240,538	2,911,442
Assicurazioni Generali SpA		147,100	3,084,260
Atlantia SpA		126,300	3,102,645
Eni SpA		488,178	11,582,621
Exor SpA		95,900	3,707,372
Industria Macchine Automatiche SpA		44,800	1,482,123
Recordati SpA		213,900	3,498,359
Snam SpA		585,000	3,230,255

			35,775,230

Japan—16.8%
Aeon Mall Co. Ltd.		125,510	2,397,645
Aiful Corp.	*†	859,200	3,613,304
Aisin Seiki Co. Ltd.		75,300	2,717,912
Bridgestone Corp.		68,400	2,262,326
Canon, Inc.		364,300	11,852,841
Central Japan Railway Co.		23,800	3,210,352
Chugai Pharmaceutical Co. Ltd.		21,500	622,333
Daihatsu Motor Co. Ltd.	†	151,800	2,408,828
Daikin Industries Ltd.		93,600	5,806,298
Daito Trust Construction Co. Ltd.		83,100	9,826,796
Denso Corp.		97,100	4,479,831
FANUC Corp.		29,700	5,371,327
FUJIFILM Holdings Corp.		105,400	3,238,636
Honda Motor Co. Ltd.		339,500	11,648,190
IHI Corp.		1,211,000	6,275,818
INPEX Corp.		392,000	5,542,126
JX Holdings, Inc.		203,700	939,212
Kao Corp.		250,300	9,767,371
KDDI Corp.		57,800	3,477,030
Keyence Corp.		13,892	6,031,719
Komatsu Ltd.		243,700	5,632,188
Komori Corp.		235,700	2,869,505
Kuroda Electric Co. Ltd.		179,800	2,636,768
Kyowa Exeo Corp.		189,200	2,457,401
Lintec Corp.		110,400	2,333,764
LIXIL Group Corp.	†	104,600	2,231,536
Medipal Holdings Corp.		204,900	2,490,550
Mitsubishi Corp.		108,300	2,218,011
MS&AD Insurance Group Holdings, Inc.		103,200	2,251,011
NGK Insulators Ltd.		260,000	6,197,544
Nippon Telegraph & Telephone Corp.		65,727	4,076,013
Nissan Motor Co. Ltd.		343,700	3,327,068
NTT DOCOMO, Inc.		528,700	8,854,786
Olympus Corp.	*	187,500	6,723,887
Ono Pharmaceutical Co. Ltd.	†	32,400	2,877,048

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Paltac Corp.		219,000	$2,679,948
Panasonic Corp.		277,100	3,302,582
Seiko Epson Corp.		74,300	3,579,992
Seven & I Holdings Co. Ltd.		260,000	10,084,469
Shimamura Co. Ltd.		54,700	5,028,734
Shin-Etsu Chemical Co. Ltd.		91,300	5,981,901
Showa Corp.	†	225,400	2,468,763
SoftBank Corp.		64,055	4,474,171
Sompo Japan Nipponkoa Holdings, Inc.		98,600	2,391,895
Sumitomo Rubber Industries Ltd.		235,400	3,348,583
T&D Holdings, Inc.		256,800	3,299,842
Takeda Pharmaceutical Co. Ltd.		284,900	12,385,292
Tokai Rika Co. Ltd.		119,200	2,522,033
Tokio Marine Holdings, Inc.		551,300	17,105,517
Tokyo Electron Ltd.		46,000	2,998,062
Toyoda Gosei Co. Ltd.		124,200	2,424,589
Toyota Motor Corp.		139,600	8,213,951
Warabeya Nichiyo Co. Ltd.		52,200	937,584

			251,894,883

Kazakhstan—0.1%
KazMunaiGas Exploration Production JSC GDR		89,741	1,571,439

Korea, Republic of—2.7%
Dongbu Insurance Co. Ltd.		45,344	2,551,120
Hankook Tire Worldwide Co. Ltd.		172,940	3,438,182
Hanwha Corp.		152,100	4,236,518
Hyundai Marine & Fire Insurance Co. Ltd.		71,640	1,974,348
Hyundai Mobis Co. Ltd.		17,788	4,330,514
Hyundai Motor Co.		8,297	1,494,897
Korea Electric Power Corp.		83,313	3,786,634
Korea Gas Corp.	*	35,896	1,869,886
LG Display Co. Ltd.	*	104,350	3,334,630
LG Electronics, Inc.		53,904	3,352,277
LG Household & Health Care Ltd.		2,000	959,774
NAVER Corp.		1,910	1,459,006
Orion Corp.		1,170	969,327
Samsung Electronics Co. Ltd.		3,196	3,579,544
Samsung Electronics Co. Ltd. GDR		1,400	781,330
SK Holdings Co. Ltd.		12,150	2,171,992

			40,289,979

Luxembourg—0.1%
Millicom International Cellular SA SDR		10,000	800,945
Tenaris SA ADR		23,100	1,052,205

			1,853,150

Macau—0.5%
MGM China Holdings Ltd.		735,200	2,118,572
Sands China Ltd.		1,064,400	5,552,765

			7,671,337

Malaysia—0.6%
AMMB Holdings Bhd		1,573,800	3,294,908
Genting Malaysia Bhd		1,211,000	1,542,690
Guinness Anchor Bhd		164,700	643,368
Tenaga Nasional Bhd		833,400	3,147,116

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Top Glove Corp. Bhd		632,400	$953,828

			9,581,910

Mexico—1.1%
America Movil SAB de CV, Series L ADR		39,900	1,005,480
Coca-Cola Femsa SAB de CV ADR		8,700	876,264
Fibra Uno Administracion SA de CV REIT		1,255,300	4,132,148
Grupo Financiero Santander Mexico SAB de CV, Class B ADR		135,600	1,834,668
Grupo Financiero Santander Mexico SAB de CV, Class B ADR		1,300	17,589
Grupo Televisa SAB ADR		222,592	7,541,417
Kimberly-Clark de Mexico SAB de CV, Class A		309,700	730,984
Wal-Mart de Mexico SAB de CV, Series V		383,600	964,534

			17,103,084

Netherlands—3.0%
Aegon NV		388,400	3,198,166
ASML Holding NV		77,786	7,704,593
Koninklijke Ahold NV		715,848	11,579,319
Royal Dutch Shell plc, Class A		358,615	13,689,298
Royal Dutch Shell plc, Class A		79,200	3,027,056
Royal Dutch Shell plc, Class B		71,700	2,834,586
Ziggo NV	*	60,531	2,834,741

			44,867,759

New Zealand—0.4%
Air New Zealand Ltd.		1,791,900	2,717,398
Sky Network Television Ltd.		669,600	3,291,248

			6,008,646

Norway—0.3%
Statoil ASA		111,900	3,046,565
TGS Nopec Geophysical Co. ASA	†	76,400	1,945,585

			4,992,150

Peru—0.1%
Credicorp Ltd.		13,956	2,140,711

Philippines—0.2%
Jollibee Foods Corp.		103,490	451,218
Philippine Long Distance Telephone Co. ADR		45,500	3,138,590

			3,589,808

Russia—0.3%
Gazprom OAO ADR		317,579	2,225,121
Sberbank of Russia ADR		168,721	1,327,497
Sberbank of Russia ADR		59,222	465,959

			4,018,577

Singapore—1.8%
Boustead Singapore Ltd.		1,674,900	2,315,364
DBS Group Holdings Ltd.		394,605	5,691,203
Singapore Telecommunications Ltd.		3,132,000	9,323,041
United Overseas Bank Ltd.		525,327	9,209,360

			26,538,968

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
South Africa—0.4%
Bidvest Group Ltd. (The)		82,960	$2,099,191
Mondi plc		120,900	1,971,705
Shoprite Holdings Ltd.		39,900	494,023
Woolworths Holdings Ltd.		126,088	779,996

			5,344,915

Spain—2.5%
Gamesa Corp. Tecnologica SA	*	220,200	2,420,237
Grifols SA		35,695	1,458,707
Grifols SA ADR		29,611	1,040,234
Grifols SA, Class B		2,427	85,970
Iberdrola SA		2,004,217	14,325,931
Inditex SA		190,900	5,269,546
Telefonica SA		808,945	12,493,508

			37,094,133

Sweden—1.4%
Hennes & Mauritz AB, Class B		211,800	8,757,930
Hexpol AB		38,900	3,097,227
Investor AB, Class A	†	92,900	3,207,397
Svenska Cellulosa AB SCA, Class B		91,900	2,183,646
Telefonaktiebolaget LM Ericsson, Class B		270,100	3,405,656

			20,651,856

Switzerland—8.6%
ABB Ltd. (Registered)	*	609,718	13,639,142
Actelion Ltd. (Registered)	*	30,246	3,542,594
Ascom Holding AG (Registered)		147,617	2,063,941
Chocoladefabriken Lindt & Spruengli AG (Participation Certificates)		727	3,627,566
Geberit AG (Registered)		11,019	3,551,567
Kuehne + Nagel International AG (Registered)		19,800	2,494,870
Lonza Group AG (Registered)	*	21,715	2,616,566
Nestle SA (Registered)		340,002	24,987,097
Novartis AG (Registered)		231,233	21,774,838
Roche Holding AG		12,186	3,523,315
Roche Holding AG (Genusschein)		44,011	12,996,585
SGS SA (Registered)		2,150	4,448,253
Swatch Group AG (The) (Bearer)		10,544	4,996,771
Swiss Life Holding AG (Registered)	*	17,669	4,210,415
Syngenta AG (Registered)		18,683	5,915,892
Temenos Group AG (Registered)	*	60,361	2,291,469
Zurich Insurance Group AG	*	42,463	12,637,115

			129,317,996

Taiwan—1.0%
Asustek Computer, Inc.		155,000	1,479,068
Taiwan Mobile Co. Ltd.		953,000	2,889,810
Taiwan Semiconductor Manufacturing Co. Ltd.		970,000	3,861,695
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		330,100	6,661,418

			14,891,991

Thailand—0.3%
BEC World PCL	‡	475,600	688,342
PTT Exploration & Production PCL	‡	183,200	902,486

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
PTT PCL	‡	315,600	$3,499,680

			5,090,508

Turkey—0.3%
Tupras Turkiye Petrol Rafinerileri AS		122,736	2,469,849
Turk Telekomunikasyon AS		844,801	2,233,014

			4,702,863

United Arab Emirates—0.2%
Dragon Oil plc		235,400	2,346,407

United Kingdom—14.2%
3i Group plc		395,600	2,450,030
Babcock International Group plc		121,139	2,137,591
BG Group plc		274,400	5,065,656
BP plc		2,036,971	14,901,129
British American Tobacco plc		16,600	935,420
British Sky Broadcasting Group plc		235,100	3,353,266
BT Group plc		1,013,838	6,218,891
Centrica plc		496,800	2,476,026
Compass Group plc		344,000	5,548,446
Croda International plc		91,804	3,044,346
Diageo plc		194,474	5,609,046
EnQuest plc	*	1,190,800	2,111,840
GlaxoSmithKline plc		534,269	12,204,918
Hammerson plc REIT		265,100	2,461,048
Home Retail Group plc		1,094,800	2,948,574
HSBC Holdings plc (London Exchange)		506,709	5,148,816
InterContinental Hotels Group plc		63,261	2,439,424
Intertek Group plc		59,600	2,525,821
Johnson Matthey plc		102,225	4,820,603
Liberty Global plc, Series A	*†	80,635	3,430,213
Liberty Global plc, Series C	*	123,582	5,068,716
Londonmetric Property plc REIT		1,066,500	2,398,415
National Grid plc		935,160	13,442,837
Next plc		21,600	2,311,957
Pace plc		760,599	3,657,215
Prudential plc		134,893	2,998,854
Reckitt Benckiser Group plc		64,500	5,576,520
Reed Elsevier NV		428,174	9,713,704
Rolls-Royce Holdings plc	*	395,130	6,149,667
Royal Bank of Scotland Group plc	*	517,500	3,083,084
SABMiller plc		51,091	2,834,959
SABMiller plc		198,118	10,979,279
Saga plc	*	204,514	577,967
Schroders plc (Non-Voting Shares)		67,100	2,055,815
Severn Trent plc		103,500	3,144,575
Smith & Nephew plc		147,000	2,472,783
Smiths Group plc		67,828	1,386,340
Standard Chartered plc (Hong Kong Exchange)		46,354	872,000
Standard Chartered plc (London Exchange)		255,098	4,705,247
Tesco plc		2,992,148	8,938,331
Unilever NV CVA		82,677	3,281,049
Unilever plc		322,139	13,484,074
Vodafone Group plc		1,765,200	5,816,732
Whitbread plc		51,200	3,440,428

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
WPP plc		201,919	$4,045,149

			212,266,801

United States—0.8%
Cognizant Technology Solutions Corp., Class A	*	58,489	2,618,552
Flextronics International Ltd.	*	219,100	2,261,112
Nielsen NV		19,442	861,864
Schlumberger Ltd.		29,194	2,968,738
Yum! Brands, Inc.		50,900	3,663,782
Yum! Brands, Inc.		1,500	107,970

			12,482,018

TOTAL COMMON STOCKS (Cost $1,296,566,874)			1,441,539,259

PREFERRED STOCKS—0.3%
Germany—0.3%
Draegerwerk AG & Co. KGaA	†	16,123	1,423,788
Henkel AG & Co. KGaA		32,905	3,275,771

TOTAL PREFERRED STOCKS (Cost $4,670,765)			4,699,559

MONEY MARKET FUNDS—4.0%
Institutional Money Market Funds—4.0%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	2,700,000	2,700,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%		¥40,159,718	40,159,718
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%	††¥	3,679,015	3,679,015
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.05%	††¥	4,500,000	4,500,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.06%	††¥	2,700,000	2,700,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.07%	††¥	2,700,000	2,700,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	††¥	2,700,000	2,700,000

TOTAL MONEY MARKET FUNDS (Cost $59,138,733)			59,138,733

TOTAL INVESTMENTS—100.6% (Cost $1,360,376,372)			1,505,377,551
Other assets less liabilities—(0.6%)			(8,936,560)

NET ASSETS—100.0%			$1,496,440,991

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
CVA	Dutch Certificate of Shares
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $5,090,508)
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint International Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Oil, Gas & Consumable Fuels	9.0%
Pharmaceuticals	8.6%
Insurance	5.9%
Diversified Telecommunication Services	4.7%
Food Products	3.7%
Chemicals	3.3%
Banks	3.2%
Wireless Telecommunication Services	3.1%
Automobiles	2.7%
Media	2.7%
Food & Staples Retailing	2.7%
Machinery	2.6%
Health Care Equipment & Supplies	2.1%
Auto Components	2.1%
Beverages	2.0%
Hotels, Restaurants & Leisure	2.0%
Multi-Utilities	1.9%
Electric Utilities	1.9%
Technology Hardware, Storage & Peripherals	1.6%
Personal Products	1.6%
Building Products	1.6%
Internet Software & Services	1.5%
Electrical Equipment	1.5%
Semiconductors & Semiconductor Equipment	1.5%
Specialty Retail	1.5%
Real Estate Management & Development	1.4%
Real Estate Investment Trusts (REITs)	1.3%
Industrial Conglomerates	1.1%
Software	1.1%
Textiles, Apparel & Luxury Goods	1.0%
Biotechnology	1.0%
Gas Utilities	1.0%
Professional Services	0.9%
Aerospace & Defense	0.9%
Diversified Financial Services	0.9%
Electronic Equipment, Instruments & Components	0.9%
Metals & Mining	0.7%
Capital Markets	0.7%
IT Services	0.7%
Communications Equipment	0.6%
Household Products	0.6%
Energy Equipment & Services	0.6%
Transportation Infrastructure	0.5%
Paper & Forest Products	0.4%
Construction & Engineering	0.4%
Containers & Packaging	0.4%
Marine	0.4%
Household Durables	0.4%
Road & Rail	0.3%
Air Freight & Logistics	0.3%
Trading Companies & Distributors	0.3%
Health Care Providers & Services	0.2%
Consumer Finance	0.2%
Airlines	0.2%
Distributors	0.2%
Water Utilities	0.2%
Thrifts & Mortgage Finance	0.2%
Independent Power and Renewable Electricity Producers	0.2%
Multiline Retail	0.2%
Life Sciences Tools & Services	0.2%
Construction Materials	0.2%
Internet & Catalog Retail	0.2%

Vantagepoint International Fund
COMMON STOCKS (continued)
Commercial Services & Supplies	0.1%
Health Care Technology	0.1%
Tobacco	0.1%

TOTAL COMMON STOCKS	96.3%

PREFERRED STOCKS
Household Products	0.2%
Health Care Equipment & Supplies	0.1%

TOTAL PREFERRED STOCKS	0.3%

MONEY MARKET FUNDS
Institutional Money Market Funds	4.0%

TOTAL INVESTMENTS	100.6%
Other assets less liabilities	(0.6)%

TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund
	Shares	Value
COMMON STOCKS—4.9%
Real Estate Investment Trusts (REITs)—4.9%
Acadia Realty Trust REIT	6,000	$165,480
Alexandria Real Estate Equities, Inc. REIT	7,354	542,357
American Campus Communities, Inc. REIT	11,000	400,950
American Homes 4 Rent, Class A REIT	14,500	244,905
Apartment Investment & Management Co., Class A REIT	14,900	474,118
Ashford Hospitality Prime, Inc. REIT	2,200	33,506
Ashford Hospitality Trust, Inc. REIT	7,900	80,738
Associated Estates Realty Corp. REIT	5,900	103,309
AvalonBay Communities, Inc. REIT	13,466	1,898,302
BioMed Realty Trust, Inc. REIT	19,500	393,900
BioMed Realty Trust, Inc. REIT	700	14,140
Boston Properties, Inc. REIT	15,667	1,813,612
Brandywine Realty Trust REIT	18,400	258,888
Brixmor Property Group, Inc. REIT	7,500	166,950
Camden Property Trust REIT	8,754	599,912
CBL & Associates Properties, Inc. REIT	17,853	319,569
Cedar Realty Trust, Inc. REIT	7,000	41,300
Columbia Property Trust, Inc. REIT	13,100	312,697
Corporate Office Properties Trust REIT	9,200	236,624
Cousins Properties, Inc. REIT	21,100	252,145
CubeSmart REIT	15,100	271,498
DCT Industrial Trust, Inc. REIT	34,500	259,095
DDR Corp. REIT	30,600	511,938
DiamondRock Hospitality Co. REIT	20,600	261,208
Digital Realty Trust, Inc. REIT	13,885	866,146
Douglas Emmett, Inc. REIT	13,700	351,679
Duke Realty Corp. REIT	34,590	594,256
DuPont Fabros Technology, Inc. REIT	6,700	181,168
EastGroup Properties, Inc. REIT	3,300	199,947
Education Realty Trust, Inc. REIT	14,300	147,004
Equity Commonwealth REIT	13,100	336,801
Equity Lifestyle Properties, Inc. REIT	8,300	351,588
Equity One, Inc. REIT	7,800	168,714
Equity Residential REIT	37,100	2,284,618
Essex Property Trust, Inc. REIT	6,536	1,168,310
Extra Space Storage, Inc. REIT	11,249	580,111
Federal Realty Investment Trust REIT	6,950	823,297
FelCor Lodging Trust, Inc. REIT	11,400	106,704
First Industrial Realty Trust, Inc. REIT	11,200	189,392
First Potomac Realty Trust REIT	6,100	71,675
Franklin Street Properties Corp. REIT	9,000	100,980
General Growth Properties, Inc. REIT	64,300	1,514,265
Glimcher Realty Trust REIT	15,000	203,100
HCP, Inc. REIT	47,000	1,866,370
Health Care REIT, Inc. REIT	33,227	2,072,368
Healthcare Realty Trust, Inc. REIT	10,100	239,168
Hersha Hospitality Trust REIT	19,900	126,763
Highwoods Properties, Inc. REIT	9,438	367,138
Home Properties, Inc. REIT	6,000	349,440
Hospitality Properties Trust REIT	15,700	421,545
Host Hotels & Resorts, Inc. REIT	77,474	1,652,520
Inland Real Estate Corp. REIT	8,600	85,226
Kilroy Realty Corp. REIT	8,600	511,184
Kimco Realty Corp. REIT	42,050	921,315
Kite Realty Group Trust REIT	8,575	207,858
LaSalle Hotel Properties REIT	10,953	375,031
Liberty Property Trust REIT	15,173	504,654
LTC Properties, Inc. REIT	3,600	132,804
Macerich Co. (The) REIT	14,400	919,152

Vantagepoint Diversifying Strategies Fund
		Shares	Value
COMMON STOCKS—(Continued)
Mack-Cali Realty Corp. REIT		8,500	$162,435
Mid-America Apartment Communities, Inc. REIT		7,664	503,142
New York REIT, Inc. REIT		16,400	168,592
Parkway Properties, Inc. REIT		7,500	140,850
Pebblebrook Hotel Trust REIT		6,700	250,178
Pennsylvania Real Estate Investment Trust REIT		7,100	141,574
Piedmont Office Realty Trust, Inc., Class A REIT		16,200	285,768
Post Properties, Inc. REIT		5,740	294,692
Prologis, Inc. REIT		51,200	1,930,240
PS Business Parks, Inc. REIT		2,100	159,894
Public Storage REIT		14,888	2,469,026
Ramco-Gershenson Properties Trust REIT		8,000	130,000
Regency Centers Corp. REIT		9,392	505,571
Rexford Industrial Realty, Inc. REIT		3,800	52,592
Rouse Properties, Inc. REIT		3,600	58,212
Saul Centers, Inc. REIT		1,300	60,762
Senior Housing Properties Trust REIT		20,750	434,090
Silver Bay Realty Trust Corp. REIT		3,800	61,598
Simon Property Group, Inc. REIT		31,890	5,243,354
SL Green Realty Corp. REIT		9,825	995,469
Sovran Self Storage, Inc. REIT		3,450	256,542
Strategic Hotels & Resorts, Inc. REIT	*	25,400	295,910
Sun Communities, Inc. REIT		4,500	227,250
Sunstone Hotel Investors, Inc. REIT		20,900	288,838
Tanger Factory Outlet Centers, Inc. REIT		10,036	328,378
Taubman Centers, Inc. REIT		6,451	470,923
UDR, Inc. REIT		25,700	700,325
Universal Health Realty Income Trust REIT		1,300	54,184
Ventas, Inc. REIT		30,100	1,864,695
Vornado Realty Trust REIT		17,862	1,785,486
Washington Prime Group, Inc. REIT		16,282	284,609
Washington Real Estate Investment Trust REIT		6,900	175,122
Weingarten Realty Investors REIT		11,800	371,700

TOTAL COMMON STOCKS (Cost $52,415,707)			51,801,433

CONVERTIBLE PREFERRED STOCKS—1.7%
Diversified Telecommunication Services—0.3%
Iridium Communications, Inc., Perpetual 7.000%	*^	16,500	1,845,937
Iridium Communications, Inc., Perpetual, Series B 6.750%	*	3,280	1,115,102

			2,961,039

Energy Equipment & Services—0.1%
McDermott International, Inc. (Panama) 6.250%	*	55,000	1,194,600

Health Care Providers & Services—0.1%
Amsurg Corp., Series A-1 5.250%	*	12,400	1,326,180

Oil, Gas & Consumable Fuels—0.9%
Chesapeake Energy Corp., Perpetual 5.750%	*^	2,776	3,086,565
Goodrich Petroleum Corp., Perpetual, Series B 5.375%	*	48,200	2,118,872

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund
			Shares	Value
CONVERTIBLE PREFERRED STOCKS—(Continued)
Halcon Resources Corp., Perpetual, Series A 5.750%		*	2,010	$1,708,500
Penn Virginia Corp., Perpetual, Series B 6.000%		*^	16,852	1,674,752
Rex Energy Corp., Perpetual, Series A 6.000%		*	10,300	1,006,825

				9,595,514

Real Estate Investment Trusts (REITs)—0.3%
Crown Castle International Corp., Series A 4.500%			30,775	3,236,914

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $17,056,488)				18,314,247

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—33.3%
Aerospace & Defense—0.2%
L-3 Communications Corp.
1.500%	05/28/2017		1,500,000	1,489,971
TransDigm, Inc.
6.500%	07/15/2024	^	400,000	399,000

				1,888,971

Airlines—0.1%
United Airlines Pass Through Trust, Series 2014-2, Class B
4.625%	09/03/2022		1,020,000	1,014,900

Auto Components—0.1%
Continental Rubber of America Corp.
4.500%	09/15/2019	^	520,000	548,169
Johnson Controls, Inc.
1.400%	11/02/2017		300,000	297,722

				845,891

Automobiles—1.1%
Chrysler Group LLC/CG Co.-Issuer, Inc.
8.000%	06/15/2019	§	1,310,000	1,396,788
Daimler Finance North America LLC
1.375%	08/01/2017	^	1,450,000	1,444,242
1.250%	01/11/2016	^	740,000	745,245
0.920%	08/01/2016	#^	580,000	585,665
Hyundai Capital America
2.125%	10/02/2017	^	465,000	470,972
1.625%	10/02/2015	^	1,010,000	1,017,191
1.450%	02/06/2017	^	1,340,000	1,339,803
Nissan Motor Acceptance Corp.
1.000%	03/15/2016	^	1,920,000	1,923,304
Volkswagen Group of America Finance LLC
1.250%	05/23/2017	^	2,360,000	2,348,797

				11,272,007

Banks—10.1%
ABN AMRO Bank NV (Netherlands)
1.035%	10/28/2016	#^	2,580,000	2,605,452
ANZ New Zealand Int’l Ltd. (New Zealand)
1.400%	04/27/2017	^	370,000	369,281
1.125%	03/24/2016	^	1,220,000	1,225,767
0.755%	04/27/2017	#^	440,000	441,172
Australia & New Zealand Banking Group Ltd. (Australia)
0.794%	05/15/2018	#§	2,570,000	2,589,866
Banco do Nordeste do Brasil SA (Brazil)
3.625%	11/09/2015	^	1,320,000	1,352,340

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Banco Santander Chile (Chile)
1.134%	04/11/2017	#^	$ 900,000	$903,245
Bank of America Corp.
4.500%	04/01/2015		600,000	611,752
3.875%	03/22/2017		280,000	294,952
3.700%	09/01/2015		1,370,000	1,407,042
1.500%	10/09/2015		360,000	362,809
0.789%	05/02/2017	#	900,000	897,125
Bank of America Corp. MTN
1.700%	08/25/2017		1,240,000	1,235,510
1.303%	03/22/2018	#§	1,700,000	1,733,036
1.250%	01/11/2016	§	570,000	572,604
Bank of America Corp., Series 1
3.750%	07/12/2016	§	385,000	402,070
Bank of Ireland MTN (Ireland)
2.750%	06/05/2016		EUR 1,000,000	1,293,409
Bank of Montreal MTN (Canada)
0.834%	04/09/2018	#§	$ 850,000	858,140
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
1.450%	09/08/2017	^	1,660,000	1,650,591
1.200%	03/10/2017	^	600,000	597,580
0.685%	02/26/2016	#^	1,000,000	1,002,361
0.644%	03/10/2017	#^	490,000	491,724
Banque Federative du Credit Mutuel SA (France)
1.085%	10/28/2016	#^	2,730,000	2,758,348
Barclays Bank plc (United Kingdom)
0.811%	02/17/2017	#§	1,830,000	1,838,409
BB&T Corp. MTN
1.600%	08/15/2017	§	480,000	481,644
0.900%	02/01/2019	#§	1,940,000	1,961,939
BBVA Banco Continental SA (Peru)
2.250%	07/29/2016	^	770,000	779,625
BNP Paribas SA (France)
0.825%	12/12/2016	#§	2,860,000	2,876,579
BNP Paribas SA MTN (France)
3.600%	02/23/2016	§	930,000	964,078
Capital One Bank USA NA, Bank Note
1.150%	11/21/2016		570,000	570,173
Capital One NA, Bank Note
1.500%	09/05/2017		1,520,000	1,514,429
Citigroup, Inc.
4.450%	01/10/2017	§	675,000	719,584
1.934%	05/15/2018	#§	1,100,000	1,145,671
1.550%	08/14/2017	§	2,690,000	2,671,382
1.023%	04/01/2016	#§	2,420,000	2,438,073
0.502%	06/09/2016	#	1,030,000	1,024,840
Compass Bank, Bank Note
1.850%	09/29/2017		1,220,000	1,220,748
Credit Agricole SA (France)
1.394%	04/15/2016	#^	1,350,000	1,365,771
1.082%	10/03/2016	#^	1,420,000	1,432,264
1.034%	04/15/2019	#^	2,300,000	2,321,314
Discover Bank
2.000%	02/21/2018	§	1,980,000	1,972,078
Fifth Third Bancorp
5.450%	01/15/2017		825,000	897,688
Fifth Third Bank/Ohio, Bank Note
1.150%	11/18/2016	§	1,100,000	1,100,970
0.741%	11/18/2016	#	300,000	302,029
HSBC Bank plc (United Kingdom)
0.874%	05/15/2018	#^	2,500,000	2,523,780
Huntington National Bank (The)
1.350%	08/02/2016		400,000	402,141

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Huntington National Bank (The), Bank Note
1.300%	11/20/2016		$1,100,000	$1,101,547
JPMorgan Chase & Co.
5.250%	05/01/2015	§	1,335,000	1,371,309
1.134%	01/25/2018	#	1,300,000	1,324,557
0.754%	02/15/2017	#	880,000	884,659
JPMorgan Chase & Co. MTN
1.350%	02/15/2017	§	510,000	509,184
1.100%	10/15/2015		780,000	783,445
0.855%	02/26/2016	#	870,000	875,461
KeyBank NA
0.725%	11/25/2016	#	380,000	381,907
KeyBank NA, Bank Note
4.950%	09/15/2015		600,000	624,477
1.100%	11/25/2016		610,000	611,237
KeyCorp MTN
3.750%	08/13/2015		630,000	647,161
Lloyds Bank plc (United Kingdom)
2.300%	11/27/2018		420,000	421,373
Macquarie Bank Ltd. (Australia)
3.450%	07/27/2015	^	1,210,000	1,238,520
2.000%	08/15/2016	^	4,000,000	4,067,956
Manufacturers & Traders Trust Co., Bank Note
1.400%	07/25/2017	§	1,700,000	1,698,179
1.250%	01/30/2017		680,000	681,067
0.533%	03/07/2016	#	800,000	800,903
Mizuho Bank Ltd. (Japan)
1.700%	09/25/2017	^	890,000	889,772
1.300%	04/16/2017	^	810,000	805,806
0.684%	09/25/2017	#^	600,000	600,082
National Australia Bank Ltd. (Australia)
1.300%	06/30/2017	^	2,700,000	2,690,766
Nederlandse Waterschapsbank NV (Netherlands)
0.750%	03/29/2016	^	1,425,000	1,429,530
Nordea Bank AB (Sweden)
0.875%	05/13/2016	^	1,850,000	1,850,690
PNC Bank NA, Bank Note
1.150%	11/01/2016		750,000	752,510
Regions Financial Corp.
2.000%	05/15/2018		1,150,000	1,137,408
Royal Bank of Scotland Group plc (United Kingdom)
2.550%	09/18/2015	§	2,400,000	2,436,168
1.173%	03/31/2017	#§	2,190,000	2,199,960
Societe Generale SA (France)
1.315%	10/01/2018	#§	2,590,000	2,596,185
Standard Chartered plc (United Kingdom)
1.500%	09/08/2017	^	2,900,000	2,893,475
Sumitomo Mitsui Banking Corp. (Japan)
0.902%	07/19/2016	#	450,000	453,503
0.900%	01/18/2016		1,070,000	1,071,091
SunTrust Bank
5.200%	01/17/2017	§	895,000	967,133
0.525%	08/24/2015	#	450,000	449,685
SunTrust Bank, Bank Note
1.350%	02/15/2017		1,200,000	1,200,020
0.674%	02/15/2017	#	430,000	431,062
Wells Fargo & Co.
0.863%	04/23/2018	#	1,040,000	1,051,184
Wells Fargo & Co. MTN
1.400%	09/08/2017		1,280,000	1,276,749
1.150%	06/02/2017	§	1,770,000	1,759,895

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Westpac Banking Corp. (Australia)
1.200%	05/19/2017	§	$1,850,000	$1,845,286

				106,992,287

Beverages—0.8%
Anheuser-Busch InBev Finance, Inc.
0.800%	01/15/2016	§	1,700,000	1,705,209
Coca-Cola Co. (The)
0.340%	11/01/2016	#	840,000	841,482
PepsiCo, Inc.
0.700%	08/13/2015		1,810,000	1,816,482
0.445%	02/26/2016	#	980,000	982,290
SABMiller Holdings, Inc.
2.450%	01/15/2017	^	810,000	827,957
0.930%	08/01/2018	#^	550,000	554,685
Suntory Holdings Ltd. (Japan)
1.650%	09/29/2017	^	1,620,000	1,621,469

				8,349,574

Biotechnology—0.3%
Amgen, Inc.
1.875%	11/15/2014		500,000	500,933
1.250%	05/22/2017	§	2,660,000	2,647,727

				3,148,660

Capital Markets—2.2%
Bank of New York Mellon Corp. (The) MTN
0.800%	08/01/2018	#§	980,000	989,091
Credit Suisse MTN (Switzerland)
1.375%	05/26/2017	§	3,240,000	3,223,764
E*TRADE Financial Corp.
6.000%	11/15/2017	§	585,000	605,475
Goldman Sachs Group, Inc. (The)
5.625%	01/15/2017		1,000,000	1,086,363
3.625%	02/07/2016	§	1,575,000	1,628,175
Goldman Sachs Group, Inc. (The) MTN
1.334%	11/15/2018	#§	3,630,000	3,696,723
Hutchison Whampoa International 12 II Ltd. (Cayman Islands)
2.000%	11/08/2017	^	530,000	535,256
Macquarie Group Ltd. (Australia)
1.237%	01/31/2017	#^	2,080,000	2,104,683
Morgan Stanley MTN
1.514%	04/25/2018	#§	3,090,000	3,179,681
0.973%	07/23/2019	#§	2,520,000	2,526,499
Nomura Holdings, Inc. MTN (Japan)
1.684%	09/13/2016	#§	1,510,000	1,538,830
UBS AG MTN (Switzerland)
1.375%	08/14/2017		2,500,000	2,481,955

				23,596,495

Chemicals—0.3%
Ashland, Inc.
3.875%	04/15/2018		940,000	947,050
3.000%	03/15/2016		125,000	125,625
Ecolab, Inc.
2.375%	12/08/2014		270,000	271,021
1.000%	08/09/2015		230,000	230,858
Ineos Finance plc (United Kingdom)
8.375%	02/15/2019	^	325,000	348,969
Yingde Gases Investment Ltd. (Virgin Islands, British)
8.125%	04/22/2018	^	900,000	920,250

				2,843,773

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Commercial Services & Supplies—0.2%
Aramark Services, Inc.
5.750%	03/15/2020	§	$720,000	$741,600
Mobile Mini, Inc.
7.875%	12/01/2020	§	780,000	838,500

				1,580,100

Communications Equipment—0.3%
Cisco Systems, Inc.
1.100%	03/03/2017		1,420,000	1,419,895
0.734%	03/01/2019	#	400,000	403,396
0.514%	03/03/2017	#	900,000	903,565

				2,726,856

Consumer Finance—3.4%
Ally Financial, Inc.
3.250%	09/29/2017		1,710,000	1,692,900
American Express Centurion Bank
0.684%	11/13/2015	#	890,000	893,873
American Express Co.
0.825%	05/22/2018	#§	1,770,000	1,786,868
American Express Credit Corp.
0.744%	07/29/2016	#	1,600,000	1,609,171
American Express Credit Corp. MTN
1.750%	06/12/2015		190,000	191,736
1.125%	06/05/2017	§	580,000	576,149
American Honda Finance Corp.
1.125%	10/07/2016	§	700,000	702,745
Capital One Financial Corp.
6.150%	09/01/2016		770,000	841,733
Caterpillar Financial Services Corp. MTN
1.250%	08/18/2017	§	1,070,000	1,067,626
1.000%	11/25/2016		200,000	200,464
1.000%	03/03/2017		960,000	957,163
0.475%	02/26/2016	#	800,000	802,465
0.464%	03/03/2017	#	550,000	551,526
Ford Motor Credit Co. LLC
4.250%	02/03/2017	§	1,678,000	1,780,257
3.000%	06/12/2017	§	1,680,000	1,735,008
1.684%	09/08/2017		1,670,000	1,663,833
Ford Motor Credit Co. LLC, Series 1
1.065%	03/12/2019	#	410,000	412,052
General Motors Financial Co., Inc.
4.750%	08/15/2017	§	1,130,000	1,186,500
3.000%	09/25/2017		730,000	738,213
2.750%	05/15/2016		620,000	625,812
Harley-Davidson Financial Services, Inc.
1.150%	09/15/2015	^	915,000	919,915
HSBC USA, Inc.
1.116%	09/24/2018	#§	1,750,000	1,786,127
International Lease Finance Corp.
3.875%	04/15/2018	§	1,820,000	1,809,763
John Deere Capital Corp.
1.050%	10/11/2016		720,000	722,012
0.524%	10/11/2016	#	360,000	361,488
John Deere Capital Corp. MTN
1.400%	03/15/2017		433,000	436,458
1.125%	06/12/2017	§	1,440,000	1,433,395
1.050%	12/15/2016	§	2,720,000	2,725,291
PACCAR Financial Corp. MTN
1.100%	06/06/2017		570,000	567,458
0.833%	12/06/2018	#	560,000	566,123
0.750%	05/16/2016		380,000	380,502

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
0.700%	11/16/2015		$910,000	$912,385
Toyota Motor Credit Corp. MTN
1.125%	05/16/2017		2,780,000	2,771,149

				35,408,160

Containers & Packaging—0.2%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)
3.234%	12/15/2019	#^	2,680,000	2,602,950

Diversified Financial Services—0.6%
Bank Nederlandse Gemeenten NV (Netherlands)
0.875%	02/21/2017	^	650,000	648,616
ERAC USA Finance LLC
1.400%	04/15/2016	^	260,000	261,937
General Electric Capital Corp. MTN
1.250%	05/15/2017	§	2,285,000	2,285,064
0.884%	07/12/2016	#§	1,100,000	1,110,028
Synchrony Financial
3.000%	08/15/2019		380,000	381,294
1.875%	08/15/2017		1,245,000	1,247,560

				5,934,499

Diversified Telecommunication Services—0.7%
British Telecommunications plc (United Kingdom)
1.625%	06/28/2016	§	430,000	434,169
1.250%	02/14/2017		200,000	199,639
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017		430,000	435,331
Verizon Communications, Inc.
1.764%	09/15/2016	#	900,000	923,137
1.350%	06/09/2017	§	1,870,000	1,861,720
1.005%	06/17/2019	#	540,000	548,115
0.433%	03/06/2015	#^	1,500,000	1,501,042
Windstream Corp.
7.875%	11/01/2017		990,000	1,102,613

				7,005,766

Electric Utilities—1.0%
Duke Energy Corp.
0.612%	04/03/2017	#§	620,000	622,542
Electricite de France SA (France)
1.150%	01/20/2017	^	620,000	618,754
0.694%	01/20/2017	#^	350,000	350,907
Georgia Power Co.
0.554%	03/15/2016	#	470,000	470,212
NextEra Energy Capital Holdings, Inc.
2.600%	09/01/2015	§	2,000,000	2,035,960
1.339%	09/01/2015	§	2,040,000	2,053,295
1.200%	06/01/2015		130,000	130,563
NSTAR Electric Co.
0.471%	05/17/2016	#	720,000	719,740
RJS Power Holdings LLC
5.125%	07/15/2019	^	2,015,000	2,004,925
Southern California Edison Co., Series 14-B
1.125%	05/01/2017		1,100,000	1,096,832
Xcel Energy, Inc.
0.750%	05/09/2016		860,000	859,075

				10,962,805

Electrical Equipment—0.1%
Eaton Corp.
0.950%	11/02/2015		630,000	632,169

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Electronic Equipment, Instruments & Components—0.0%
Amphenol Corp.
1.550%	09/15/2017		$380,000	$379,794

Energy Equipment & Services—0.3%
Cameron International Corp.
1.400%	06/15/2017		620,000	619,935
Nabors Industries, Inc.
2.350%	09/15/2016	§	1,550,000	1,584,587
National Oilwell Varco, Inc.
1.350%	12/01/2017	§	930,000	926,594

				3,131,116

Food & Staples Retailing—0.4%
CVS Health Corp.
1.200%	12/05/2016		390,000	390,769
Kroger Co. (The)
2.200%	01/15/2017		750,000	764,811
0.763%	10/17/2016	#	1,700,000	1,705,698
Sysco Corp.
1.450%	10/02/2017		600,000	601,250
Walgreen Co.
1.000%	03/13/2015		350,000	350,924

				3,813,452

Food Products—0.6%
ConAgra Foods, Inc.
1.350%	09/10/2015		220,000	221,191
1.300%	01/25/2016	§	510,000	512,234
General Mills, Inc.
0.534%	01/29/2016	#	240,000	240,376
0.435%	01/28/2016	#	570,000	570,189
HJ Heinz Co.
4.250%	10/15/2020	§	1,200,000	1,195,500
Ingredion, Inc.
3.200%	11/01/2015		350,000	358,203
Kellogg Co.
1.125%	05/15/2015		600,000	602,777
Unilever Capital Corp.
0.450%	07/30/2015		680,000	680,785
Want Want China Finance Ltd. (Virgin Islands, British)
1.875%	05/14/2018	^	850,000	833,681
Wm. Wrigley Jr. Co.
2.000%	10/20/2017	^	300,000	303,028
1.400%	10/21/2016	^	300,000	301,650

				5,819,614

Gas Utilities—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019		1,180,000	1,218,350

Health Care Equipment & Supplies—0.3%
CareFusion Corp.
1.450%	05/15/2017	§	2,810,000	2,797,167
Stryker Corp.
3.000%	01/15/2015		790,000	796,017

				3,593,184

Health Care Providers & Services—0.7%
Express Scripts Holding Co.
2.750%	11/21/2014		500,000	501,570
2.100%	02/12/2015		330,000	331,916
1.250%	06/02/2017		860,000	853,761

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
HCA Holdings, Inc.
7.750%	05/15/2021		$400,000	$428,500
McKesson Corp.
1.292%	03/10/2017	§	300,000	299,115
0.634%	09/10/2015	#	300,000	300,465
United Surgical Partners International, Inc.
9.000%	04/01/2020		930,000	1,006,725
UnitedHealth Group, Inc.
0.850%	10/15/2015		180,000	180,586
Ventas Realty LP
1.550%	09/26/2016	§	906,000	912,672
1.250%	04/17/2017		230,000	229,035
WellPoint, Inc.
2.375%	02/15/2017	§	1,645,000	1,685,148
1.250%	09/10/2015		1,060,000	1,066,470

				7,795,963

Hotels, Restaurants & Leisure—0.1%
Carnival Corp. (Panama)
1.875%	12/15/2017		320,000	320,644
1.200%	02/05/2016		450,000	451,582
Scientific Games International, Inc.
6.625%	05/15/2021	^	400,000	335,500

				1,107,726

Household Products—0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
9.875%	08/15/2019		700,000	756,875

Independent Power and Renewable Electricity Producers—0.2%
AES Corp.
3.234%	06/01/2019	#§	1,780,000	1,757,750
TransAlta Corp. (Canada)
1.900%	06/03/2017		570,000	570,455

				2,328,205

Industrial Conglomerates—0.0%
Tyco Electronics Group SA (Luxembourg)
1.600%	02/03/2015		310,000	311,207

Insurance—0.6%
Berkshire Hathaway Finance Corp.
0.950%	08/15/2016		580,000	582,385
Hartford Financial Services Group, Inc. (The)
4.000%	03/30/2015		250,000	254,457
Jackson National Life Global Funding
1.250%	02/21/2017	^	1,000,000	995,553
Metropolitan Life Global Funding I
0.614%	04/10/2017	#^	2,070,000	2,084,794
Pricoa Global Funding I
0.502%	08/19/2015	#^	490,000	490,983
Principal Life Global Funding II
1.000%	12/11/2015	^	1,150,000	1,155,266
Prudential Financial, Inc. MTN
1.014%	08/15/2018	#§	800,000	808,095
QBE Insurance Group Ltd. (Australia)
2.400%	05/01/2018	^	460,000	460,583

				6,832,116

Internet Software & Services—0.1%
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017	§	560,000	564,242

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
IT Services—0.5%
Alliance Data Systems Corp.
5.250%	12/01/2017	^	$1,000,000	$1,017,500
Computer Sciences Corp.
2.500%	09/15/2015		1,190,000	1,208,248
Fidelity National Information Services, Inc.
2.000%	04/15/2018		470,000	467,501
1.450%	06/05/2017		290,000	288,497
Western Union Co. (The)
1.234%	08/21/2015	#	1,800,000	1,809,169

				4,790,915

Life Sciences Tools & Services—0.2%
Life Technologies Corp.
3.500%	01/15/2016	§	1,500,000	1,548,866
Thermo Fisher Scientific, Inc.
1.300%	02/01/2017	§	520,000	518,706

				2,067,572

Machinery—0.1%
CNH Industrial Capital LLC
3.875%	11/01/2015	§	1,400,000	1,415,750

Marine—0.1%
AP Moeller - Maersk A/S (Denmark)
2.550%	09/22/2019	^	1,450,000	1,455,193

Media—0.5%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.125%	02/15/2016	§	570,000	586,729
DISH DBS Corp.
6.625%	10/01/2014		850,000	850,000
4.625%	07/15/2017		1,120,000	1,145,200
NBCUniversal Enterprise, Inc.
0.919%	04/15/2018	#^	570,000	576,232
Thomson Reuters Corp. (Canada)
1.650%	09/29/2017		1,380,000	1,379,045
1.300%	02/23/2017	§	700,000	699,197

				5,236,403

Metals & Mining—0.8%
Anglo American Capital plc (United Kingdom)
1.184%	04/15/2016	#^	300,000	301,804
ArcelorMittal (Luxembourg)
4.250%	08/05/2015		250,000	255,000
FMG Resources August 2006 Pty Ltd. (Australia)
6.000%	04/01/2017	^	835,000	843,872
Freeport-McMoRan, Inc.
2.150%	03/01/2017		310,000	315,463
1.400%	02/13/2015		700,000	702,033
Glencore Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	2,480,000	2,523,224
2.050%	10/23/2015	^	630,000	637,208
Glencore Funding LLC
1.594%	01/15/2019	#^	1,880,000	1,896,014
Steel Dynamics, Inc.
5.125%	10/01/2021	^	510,000	517,650

				7,992,268

Oil, Gas & Consumable Fuels—1.7%
Boardwalk Pipelines LP
5.875%	11/15/2016	§	400,000	433,298
BP Capital Markets plc (United Kingdom)
0.743%	05/10/2018	#§	440,000	441,351

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
0.700%	11/06/2015	§	$1,190,000	$1,191,224
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
1.125%	05/09/2016	§	340,000	340,401
CNPC General Capital Ltd. (Virgin Islands, British)
1.133%	05/14/2017	#^	1,100,000	1,103,239
DCP Midstream Operating LP
3.250%	10/01/2015		450,000	461,521
2.700%	04/01/2019	§	720,000	722,524
Devon Energy Corp.
1.200%	12/15/2016		870,000	871,120
0.774%	12/15/2016	#	1,060,000	1,067,083
Enbridge, Inc. (Canada)
0.883%	10/01/2016	#	410,000	412,723
0.684%	06/02/2017	#	640,000	642,447
Enterprise Products Operating LLC
1.250%	08/13/2015		320,000	321,581
Hess Corp.
1.300%	06/15/2017		710,000	707,771
Marathon Oil Corp.
0.900%	11/01/2015		1,080,000	1,080,718
Murphy Oil Corp.
2.500%	12/01/2017	§	500,000	508,249
Petrobras Global Finance BV (Netherlands)
2.000%	05/20/2016		1,170,000	1,172,867
Petrobras International Finance Co. (Cayman Islands)
3.500%	02/06/2017	§	470,000	479,344
Phillips 66
2.950%	05/01/2017		310,000	322,292
Plains Exploration & Production Co.
6.500%	11/15/2020		727,000	797,970
Rockies Express Pipeline LLC
3.900%	04/15/2015	^	770,000	770,000
Sabine Pass LNG LP
7.500%	11/30/2016		1,140,000	1,214,214
SandRidge Energy, Inc.
8.750%	01/15/2020	§	445,000	460,575
Tesoro Corp.
4.250%	10/01/2017	§	780,000	803,400
WPX Energy, Inc.
5.250%	01/15/2017	§	1,145,000	1,196,525

				17,522,437

Pharmaceuticals—0.9%
AbbVie, Inc.
1.750%	11/06/2017	§	1,620,000	1,615,686
0.997%	11/06/2015	#	1,800,000	1,813,091
Actavis Funding SCS (Luxembourg)
1.300%	06/15/2017	^	1,100,000	1,080,170
Endo Finance LLC & Endo Finco, Inc.
7.000%	07/15/2019	^	1,400,000	1,471,750
Merck & Co., Inc.
0.591%	05/18/2018	#	1,400,000	1,408,873
Mylan, Inc.
1.800%	06/24/2016		270,000	273,269
1.350%	11/29/2016		440,000	440,180
Perrigo Co. plc (Ireland)
1.300%	11/08/2016	^	1,100,000	1,101,579
Zoetis, Inc.
1.150%	02/01/2016		170,000	170,425

				9,375,023

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Professional Services—0.0%
Equifax, Inc.
4.450%	12/01/2014		$160,000	$160,241

Real Estate Investment Trusts (REITs)—0.6%
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.000%	02/06/2017	^	2,100,000	2,100,036
Digital Realty Trust LP
4.500%	07/15/2015		1,680,000	1,713,660
Health Care REIT, Inc.
3.625%	03/15/2016		564,000	585,461
Healthcare Realty Trust, Inc.
6.500%	01/17/2017		840,000	929,444
Vornado Realty LP
4.250%	04/01/2015		600,000	605,530

				5,934,131

Real Estate Management & Development—0.1%
WEA Finance LLC/Westfield UK & Europe Finance plc
2.700%	09/17/2019	^	250,000	250,877
1.750%	09/15/2017	^	780,000	781,702

				1,032,579

Road & Rail—0.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017		515,000	527,875
Hertz Corp. (The)
6.750%	04/15/2019		1,302,000	1,349,197
JB Hunt Transport Services, Inc.
3.375%	09/15/2015		970,000	994,854
2.400%	03/15/2019	§	600,000	601,915
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.125%	05/11/2015	^	950,000	963,569
2.500%	03/15/2016	^	1,100,000	1,122,766
2.500%	06/15/2019	^	440,000	438,001
Ryder System, Inc. MTN
2.500%	03/01/2017		620,000	636,872

				6,635,049

Semiconductors & Semiconductor Equipment—0.4%
Texas Instruments, Inc.
0.450%	08/03/2015		1,380,000	1,381,884
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	510,000	504,454
0.950%	04/03/2016	^	2,760,000	2,759,887

				4,646,225

Software—0.0%
Autodesk, Inc.
1.950%	12/15/2017	§	490,000	492,289

Specialty Retail—0.1%
AutoZone, Inc.
1.300%	01/13/2017	§	335,000	335,113
Michaels FinCo Holdings LLC/Michaels FinCo, Inc.
7.500%	08/01/2018	^	338,000	345,605
Michaels Stores, Inc.
5.875%	12/15/2020	^	650,000	648,375

				1,329,093

Technology Hardware, Storage & Peripherals—0.2%
Apple, Inc.
0.289%	05/03/2016	#	715,000	715,529

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Hewlett-Packard Co.
2.350%	03/15/2015		$600,000	$605,174
1.174%	01/14/2019	#	760,000	771,016

				2,091,719

Thrifts & Mortgage Finance—0.7%
Abbey National Treasury Services plc (United Kingdom)
1.650%	09/29/2017		2,220,000	2,217,498
1.375%	03/13/2017	§	1,000,000	1,000,386
0.744%	03/13/2017	#	800,000	802,222
Astoria Financial Corp.
5.000%	06/19/2017	§	1,120,000	1,203,976
BPCE SA MTN (France)
1.484%	04/25/2016	#§	1,500,000	1,523,668
1.083%	02/10/2017	#	410,000	414,062
0.843%	06/23/2017	#§	700,000	702,349

				7,864,161

Tobacco—0.2%
BAT International Finance plc (United Kingdom)
1.400%	06/05/2015	^	1,460,000	1,467,262
Reynolds American, Inc.
1.050%	10/30/2015		510,000	511,661

				1,978,923

Trading Companies & Distributors—0.2%
Aircastle Ltd. (Bermuda)
6.750%	04/15/2017	§	1,250,000	1,340,625
GATX Corp.
2.500%	07/30/2019		600,000	599,804

				1,940,429

Wireless Telecommunication Services—0.2%
SBA Communications Corp.
5.625%	10/01/2019	§	500,000	510,000
Sprint Corp.
7.125%	06/15/2024	^	175,000	176,969
T-Mobile USA, Inc.
6.375%	03/01/2025		430,000	430,000
5.250%	09/01/2018		1,300,000	1,343,875

				2,460,844

TOTAL CORPORATE OBLIGATIONS
(Cost $349,326,492)				350,878,951

FLOATING RATE LOANS—0.4%**
ARAMARK Corp., Extended Term Loan
3.250%	09/06/2019	#	1,940,000	1,909,687
Asurion LLC Non-Amortizing 1st Lien Term Loan
3.750%	03/03/2017	#	300,000	297,750
CDW LLC Term Loan
3.250%	04/29/2020	#	1,488,669	1,455,583
H.J. Heinz Co. 1st Lien Term Loan B2
3.500%	06/05/2020	#	496,231	490,835

TOTAL FLOATING RATE LOANS
(Cost $4,211,479)				4,153,855

MORTGAGE-BACKED SECURITIES—6.6%
Commercial Mortgage-Backed Securities—1.7%
American Homes 4 Rent, Series 2014-SFR1, Class A
1.250%	06/17/2031	#^	527,635	525,687
Colony American Homes, Series 2014-1A, Class A
1.400%	05/17/2031	#^	545,550	547,542

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Colony American Homes, Series 2014-2A, Class A
1.104%	07/17/2031	#^	$1,897,203	$1,885,186
Del Coronado Trust, Series 2013-HDC, Class A
0.954%	03/15/2026	#^	1,040,000	1,039,031
Hilton USA Trust, Series 2013-HLF, Class AFL
1.156%	11/05/2030	#^	2,670,000	2,671,470
Invitation Homes Trust, Series 2013-SFR1, Class A
1.400%	12/17/2030	#^	1,204,270	1,207,903
Invitation Homes Trust, Series 2014-SFR1, Class A
1.154%	06/17/2031	#^	5,220,000	5,197,024
Invitation Homes Trust, Series 2014-SFR2, Class A
1.254%	09/17/2031	#^	3,170,000	3,170,491
LA Arena Funding LLC, Series 1, Class A
7.656%	12/15/2026	^	502,825	559,192
Motel 6 Trust, Series 2012-MTL6, Class A1
1.500%	10/05/2025	^	825,346	819,573
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A1
1.600%	10/29/2020		446,979	448,852

				18,071,951

Non-Agency Mortgage-Backed Securities— 2.1%
Bank of America Mortgage Securities, Inc., Series 2002-K, Class 1A4
2.697%	10/20/2032	#	474,462	484,214
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-3, Class 2A1
5.000%	04/25/2019		47,410	48,594
Credit Suisse Mortgage Capital Certificates, Series 2011-1R, Class A1
1.154%	02/27/2047	#^	398,616	398,630
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	2,527,309	2,376,047
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR3, Class A3
1.550%	05/25/2043	#^	1,294,624	1,233,419
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.605%	11/25/2023	#	1,794,938	1,795,940
Fosse Master Issuer plc, Series 2012-1A, Class 2A2 (United Kingdom)
1.631%	10/18/2054	#^	1,907,174	1,925,689
GSAMP Trust, Series 2004-SEA2, Class M1
0.805%	03/25/2034	#	1,404,655	1,406,211
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%	03/25/2043	#^	928,573	919,164
Option One Mortgage Loan Trust, Series 2005-4, Class A3
0.415%	11/25/2035	#	1,113,942	1,100,562
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042	#	855,029	864,417
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	924,880	944,253
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	1,063,737	1,013,145
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	1,698,779	1,596,224
Springleaf Mortgage Loan Trust, Series 2012-2A, Class A
2.220%	10/25/2057	#^	508,312	517,302
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A
1.570%	12/25/2059	#^	651,015	652,271
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058	#^	1,953,458	1,951,661
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065	#^	773,724	774,356
Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2
0.835%	01/25/2033	#	1,497,264	1,464,638

				21,466,737

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
U.S. Government Agency Mortgage-Backed Securities— 2.8%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038	^	$5,447,501	$5,564,660
Federal Home Loan Mortgage Corp.
3.612%	12/01/2039	#	152,496	162,768
2.375%	09/01/2035	#	3,112,015	3,325,200
Federal National Mortgage Association
3.132%	07/01/2041	#	2,403,872	2,550,449
3.009%	06/01/2041	#	1,190,796	1,257,107
2.367%	03/01/2036	#	126,704	135,805
2.140%	03/01/2036	#	1,362,429	1,452,909
Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M1
2.155%	10/25/2023	#§	1,794,942	1,814,663
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1
1.755%	01/25/2024	#§	1,935,583	1,939,360
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 1M1
1.105%	05/25/2024	#	2,277,469	2,242,489
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 2M1
1.105%	05/25/2024	#§	1,334,385	1,315,253
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C03, Class 1M1
1.355%	07/25/2024	#	5,453,849	5,417,215
FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A
0.506%	04/25/2019	#	364,659	365,146
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.606%	10/07/2020	#	1,025,048	1,030,565
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		123,597	124,534
National Credit Union Administration Guaranteed Notes, Series 2011-R4, Class 1A
0.536%	03/06/2020	#	766,153	767,988

				29,466,111

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $69,281,344)				69,004,799

CONVERTIBLE DEBT OBLIGATIONS—36.2%
Aerospace & Defense—0.1%
KEYW Holding Corp. (The)
2.500%	07/15/2019		1,180,000	1,165,250

Air Freight & Logistics—0.2%
UTi Worldwide, Inc. (Virgin Islands, British)
4.500%	03/01/2019	^	1,980,000	2,117,363

Automobiles—0.6%
Tesla Motors, Inc.
1.250%	03/01/2021		3,000,000	2,865,000
0.250%	03/01/2019		3,300,000	3,151,500

				6,016,500

Biotechnology—1.3%
BioMarin Pharmaceutical, Inc.
1.500%	10/15/2020		4,030,000	4,433,000
0.750%	10/15/2018		2,265,000	2,409,394

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Cepheid, Inc.
1.250%	02/01/2021	^	$2,735,000	$2,702,522
Cubist Pharmaceuticals, Inc.
1.875%	09/01/2020		2,405,000	2,681,575
Incyte Corp.
0.375%	11/15/2018	^	715,000	855,765
Ligand Pharmaceuticals, Inc.
0.750%	08/15/2019	^	1,125,000	1,056,094

				14,138,350

Building Products—0.1%
Griffon Corp.
4.000%	01/15/2017	^	1,275,000	1,419,234

Capital Markets—0.7%
Ares Capital Corp.
5.125%	06/01/2016		3,225,000	3,382,219
Walter Investment Management Corp.
4.500%	11/01/2019		4,660,000	3,949,350

				7,331,569

Communications Equipment—0.7%
Ciena Corp.
3.750%	10/15/2018	^	1,895,000	2,217,150
0.875%	06/15/2017		3,610,000	3,558,106
JDS Uniphase Corp.
0.625%	08/15/2033		755,000	758,303
Palo Alto Networks, Inc.
0.000%	07/01/2019	^	1,000,000	1,115,000

				7,648,559

Consumer Finance—0.3%
Portfolio Recovery Associates, Inc.
3.000%	08/01/2020	^	2,618,000	2,848,711

Containers & Packaging—0.3%
Owens-Brockway Glass Container, Inc.
3.000%	06/01/2015	^	2,930,000	2,962,963

Diversified Consumer Services—0.2%
Ascent Capital Group, Inc.
4.000%	07/15/2020		2,000,000	1,810,000

Diversified Telecommunication Services—0.4%
Clearwire Communications LLC/Clearwire Finance, Inc.
8.250%	12/01/2040	^	4,000,000	4,485,000

Electrical Equipment—0.2%
SolarCity Corp.
1.625%	11/01/2019	^	2,450,000	2,371,906

Electronic Equipment, Instruments & Components—0.3%
TTM Technologies, Inc.
1.750%	12/15/2020		1,388,000	1,355,035
Vishay Intertechnology, Inc.
2.250%	11/15/2040	^	1,500,000	1,707,188

				3,062,223

Energy Equipment & Services—1.1%
Bristow Group, Inc.
3.000%	06/15/2038		1,305,000	1,411,031
Helix Energy Solutions Group, Inc.
3.250%	03/15/2032		655,000	767,988
Hornbeck Offshore Services, Inc.
1.500%	09/01/2019		3,130,000	3,071,312

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
SEACOR Holdings, Inc.
3.000%	11/15/2028	^	$3,500,000	$3,268,125
2.500%	12/15/2027		3,125,000	3,406,250

				11,924,706

Health Care Equipment & Supplies—3.1%
Alere, Inc.
3.000%	05/15/2016		3,220,000	3,423,263
Hologic, Inc.
0.000%	12/15/2043		965,000	1,047,025
Hologic, Inc., Series 2010
2.000%	12/15/2037		2,410,000	2,867,900
Hologic, Inc., Series 2012
2.000%	03/01/2042		4,755,000	5,019,497
Insulet Corp.
2.000%	06/15/2019		978,000	1,045,237
Integra LifeSciences Holdings Corp.
1.625%	12/15/2016		2,725,000	2,929,375
NuVasive, Inc.
2.750%	07/01/2017		7,390,000	8,239,850
Spectranetics Corp. (The)
2.625%	06/01/2034		1,925,000	2,168,031
Volcano Corp.
1.750%	12/01/2017		2,895,000	2,520,459
Wright Medical Group, Inc.
2.000%	08/15/2017		2,535,000	3,400,069

				32,660,706

Health Care Providers & Services—1.7%
Brookdale Senior Living, Inc.
2.750%	06/15/2018		2,627,000	3,390,472
HealthSouth Corp.
2.000%	12/01/2043		3,756,000	4,070,565
Molina Healthcare, Inc.
1.625%	08/15/2044	^	1,540,000	1,544,813
1.125%	01/15/2020		1,625,000	1,921,562
Omnicare, Inc.
3.500%	02/15/2044		3,355,000	3,698,888
Omnicare, Inc., Series OCR
3.250%	12/15/2035		3,455,000	3,582,403

				18,208,703

Health Care Technology—0.6%
Allscripts Healthcare Solutions, Inc.
1.250%	07/01/2020		3,340,000	3,392,188
Medidata Solutions, Inc.
1.000%	08/01/2018		2,420,000	2,613,600

				6,005,788

Hotels, Restaurants & Leisure—0.2%
MGM Resorts International
4.250%	04/15/2015		1,770,000	2,233,519

Household Durables—1.5%
Jarden Corp.
1.875%	09/15/2018		3,500,000	4,127,813
1.875%	09/15/2018		1,505,000	2,063,731
1.125%	03/15/2034	^	1,231,000	1,233,308
Ryland Group, Inc. (The)
0.250%	06/01/2019		3,850,000	3,542,000
Toll Brothers Finance Corp.
0.500%	09/15/2032		4,365,000	4,419,562

				15,386,414

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Industrial Conglomerates—0.5%
Siemens Financieringsmaatschappij NV (Netherlands)
1.050%	08/16/2017		$4,750,000	$5,108,625

Internet & Catalog Retail—1.9%
Ctrip.com International Ltd. (Cayman Islands)
1.250%	10/15/2018	^	5,955,000	6,211,809
HomeAway, Inc.
0.125%	04/01/2019	^	3,850,000	3,768,188
Priceline Group, Inc. (The)
0.900%	09/15/2021	^	2,425,000	2,299,203
0.350%	06/15/2020		4,610,000	5,154,556
Shutterfly, Inc.
0.250%	05/15/2018		2,525,000	2,614,953

				20,048,709

Internet Software & Services—2.5%
Akamai Technologies, Inc.
0.000%	02/15/2019	^	4,700,000	4,717,649
AOL, Inc.
0.750%	09/01/2019	^	2,775,000	2,877,328
Blucora, Inc.
4.250%	04/01/2019	^	2,090,000	2,105,675
Cornerstone OnDemand, Inc.
1.500%	07/01/2018		1,405,000	1,397,097
Dealertrack Technologies, Inc.
1.500%	03/15/2017		500,000	650,000
j2 Global, Inc.
3.250%	06/15/2029		1,535,000	1,537,878
Twitter, Inc.
1.000%	09/15/2021	^	2,465,000	2,423,403
WebMD Health Corp.
2.500%	01/31/2018		4,750,000	4,815,313
1.500%	12/01/2020	^	2,000,000	2,031,250
Yahoo!, Inc.
0.000%	12/01/2018	^	3,555,000	3,712,753

				26,268,346

IT Services—0.4%
Cardtronics, Inc.
1.000%	12/01/2020	^	3,760,000	3,614,319

Life Sciences Tools & Services—0.5%
Illumina, Inc.
0.500%	06/15/2021	^	2,945,000	3,154,831
0.000%	06/15/2019	^	2,490,000	2,567,813

				5,722,644

Machinery—1.3%
Greenbrier Cos., Inc. (The)
3.500%	04/01/2018		1,055,000	2,140,331
Meritor, Inc.
7.875%	03/01/2026		1,790,000	2,596,619
4.000%	02/15/2027		840,000	866,250
Navistar International Corp.
4.750%	04/15/2019	^	4,350,000	4,374,469
Trinity Industries, Inc.
3.875%	06/01/2036		1,845,000	3,590,831

				13,568,500

Media—1.1%
Liberty Interactive LLC
1.000%	09/30/2043	^	4,350,000	4,475,062

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Liberty Media Corp.
1.375%	10/15/2023	^	$3,610,000	$3,551,338
Live Nation Entertainment, Inc.
2.500%	05/15/2019	^	3,075,000	3,180,703

				11,207,103

Metals & Mining—1.2%
Newmont Mining Corp., Series B
1.625%	07/15/2017		2,925,000	2,999,953
Royal Gold, Inc.
2.875%	06/15/2019		3,800,000	3,961,500
RTI International Metals, Inc.
1.625%	10/15/2019		6,215,000	5,974,169

				12,935,622

Oil, Gas & Consumable Fuels—2.1%
Chesapeake Energy Corp.
2.500%	05/15/2037		4,700,000	4,761,687
Cobalt International Energy, Inc.
3.125%	05/15/2024		4,500,000	4,038,750
Emerald Oil, Inc.
2.000%	04/01/2019	^	1,380,000	1,287,713
Energy XXI Bermuda Ltd. (Bermuda)
3.000%	12/15/2018	^	4,185,000	3,436,931
Goodrich Petroleum Corp.
5.000%	10/01/2032		2,470,000	2,619,744
Scorpio Tankers, Inc. (Marshall Islands)
2.375%	07/01/2019	^	2,835,000	2,746,406
Stone Energy Corp.
1.750%	03/01/2017		3,040,000	3,228,100

				22,119,331

Personal Products—0.2%
Herbalife Ltd. (Cayman Islands)
2.000%	08/15/2019	^	2,725,000	2,103,373

Pharmaceuticals—0.9%
Depomed, Inc.
2.500%	09/01/2021		1,710,000	1,809,394
Jazz Investments I Ltd. (Bermuda)
1.875%	08/15/2021	^	4,127,000	4,575,811
Medicines Co. (The)
1.375%	06/01/2017		915,000	975,619
Teva Pharmaceutical Finance Co. LLC, Series C
0.250%	02/01/2026		1,250,000	1,610,937

				8,971,761

Professional Services—0.1%
Huron Consulting Group, Inc.
1.250%	10/01/2019	^	1,025,000	998,094

Real Estate Investment Trusts (REITs)—2.2%
American Realty Capital Properties, Inc.
3.750%	12/15/2020		6,660,000	6,697,496
3.000%	08/01/2018		575,000	572,125
Colony Financial, Inc.
5.000%	04/15/2023		1,235,000	1,289,031
Extra Space Storage LP
2.375%	07/01/2033	^	3,705,000	3,848,569
Health Care REIT, Inc.
3.000%	12/01/2029		750,000	924,375
National Health Investors, Inc.
3.250%	04/01/2021		1,540,000	1,507,275

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Prologis LP
3.250%	03/15/2015		$3,500,000	$3,688,125
Starwood Property Trust, Inc.
4.550%	03/01/2018		4,140,000	4,453,087

				22,980,083

Real Estate Management & Development—0.6%
Forest City Enterprises, Inc.
4.250%	08/15/2018		1,965,000	2,165,184
3.625%	08/15/2020		4,375,000	4,508,985

				6,674,169

Semiconductors & Semiconductor Equipment—2.8%
Intel Corp.
2.950%	12/15/2035		1,465,000	1,867,875
Lam Research Corp.
0.500%	05/15/2016		5,240,000	6,690,825
Micron Technology, Inc., Series G
3.000%	11/15/2043		3,710,000	4,897,200
NVIDIA Corp.
1.000%	12/01/2018	^	8,295,000	9,129,684
ON Semiconductor Corp., Series B
2.625%	12/15/2026		3,250,000	3,660,312
Photronics, Inc.
3.250%	04/01/2016		940,000	995,225
SunEdison, Inc.
0.250%	01/15/2020	^	2,105,000	2,068,163
SunPower Corp.
0.875%	06/01/2021	^	520,000	559,650

				29,868,934

Software—3.5%
Citrix Systems, Inc.
0.500%	04/15/2019	^	3,205,000	3,501,462
Electronic Arts, Inc.
0.750%	07/15/2016		4,290,000	5,311,556
Mentor Graphics Corp.
4.000%	04/01/2031		1,300,000	1,510,438
NetSuite, Inc.
0.250%	06/01/2018		4,106,000	4,293,336
Nuance Communications, Inc.
2.750%	11/01/2031		3,500,000	3,469,375
Proofpoint, Inc.
1.250%	12/15/2018	^	1,185,000	1,400,522
Rovi Corp.
2.625%	02/15/2040		590,000	595,900
salesforce.com, Inc.
0.250%	04/01/2018		7,270,000	8,142,400
TIBCO Software, Inc.
2.250%	05/01/2032		4,110,000	4,133,119
Verint Systems, Inc.
1.500%	06/01/2021		3,870,000	4,215,881

				36,573,989

Technology Hardware, Storage & Peripherals—0.2%
SanDisk Corp.
0.500%	10/15/2020	^	1,990,000	2,391,731

Textiles, Apparel & Luxury Goods—0.2%
Iconix Brand Group, Inc.
2.500%	06/01/2016		1,905,000	2,409,825

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date			Face		Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Transportation Infrastructure—0.4%
Macquarie Infrastructure Co. LLC
2.875%	07/15/2019				$3,885,000	$4,326,919

TOTAL CONVERTIBLE DEBT OBLIGATIONS (Cost $377,374,108)						381,689,541

U.S. TREASURY OBLIGATIONS—9.0%
U.S. Treasury Notes—9.0%
U.S. Treasury Note
0.875%	07/15/2017				21,305,000	21,233,437
0.875%	09/15/2016		‡‡		8,000,000	8,044,216
0.750%	01/15/2017				22,645,000	22,633,496
0.625%	07/15/2016		‡‡		15,000,000	15,036,030
0.625%	12/15/2016 02/15/2017	-			16,334,000	16,289,669
0.500%	06/15/2016		‡‡		1,185,000	1,186,227
0.500%	06/30/2016 08/31/2016	-			10,470,000	10,461,601

						94,884,676

TOTAL U.S. TREASURY OBLIGATIONS (Cost $94,806,346)						94,884,676

GOVERNMENT RELATED OBLIGATIONS—1.6%
U.S. Government Agencies—0.8%
Federal Home Loan Bank, Series 3823
0.500%	09/28/2016				5,740,000	5,726,017
Federal Home Loan Mortgage Corp., Series 1
1.000%	07/28/2017				3,000,000	2,988,912

						8,714,929

Non-U.S. Government Agencies—0.3%
Allied Irish Banks plc MTN (Ireland)
2.875%	11/28/2016			EUR	1,000,000	1,296,047
FMS Wertmanagement AoeR (Germany)
1.125%	09/05/2017				$1,300,000	1,297,879

						2,593,926

Sovereign Debt—0.1%
Instituto de Credito Oficial (Spain)
1.125%	04/01/2016		^		1,240,000	1,245,400

Supranational—0.3%
International Bank for Reconstruction & Development
0.625%	09/26/2016				3,500,000	3,492,536

U.S. Municipal Bonds—0.1%
Jobsohio Beverage Systems Ohio Statewide Liquor Profits, Series B (Ohio)
0.872%	01/01/2015				510,000	510,862
South Carolina State Public Service Authority, Series D (South Carolina)
1.028%	06/01/2015		#		350,000	350,385

						861,247

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $17,028,172)						16,908,038

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—4.2%
Automobiles—2.4%
Ally Master Owner Trust Series 2013-1, Class A1
0.604%	02/15/2018	#	$2,200,000	$2,203,759
Ally Master Owner Trust Series 2013-2, Class A
0.604%	04/15/2018	#	1,900,000	1,903,623
Capital Auto Receivables Asset Trust Series 2013-1, Class A2
0.620%	07/20/2016		1,154,140	1,154,592
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018		370,000	369,931
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018		380,000	380,290
Enterprise Fleet Financing LLC Series 2012-1, Class A2
1.140%	11/20/2017	^	669,116	669,977
Fifth Third Auto Trust Series 2014-1, Class A3
0.680%	04/16/2018		1,860,000	1,857,987
Ford Credit Auto Lease Trust Series 2013-B, Class A3
0.760%	09/15/2016		410,000	410,416
Hertz Fleet Lease Funding LP Series 2013-3, Class A
0.704%	12/10/2027	#^	820,000	821,579
Hyundai Auto Receivables Trust Series 2012-A, Class A3
0.720%	03/15/2016		125,888	125,916
Nissan Master Owner Trust Receivables Series 2013-A, Class A
0.456%	02/15/2018	#	5,450,000	5,451,711
Porsche Financial Auto Securitization Trust Series 2014-1, Class A3
0.670%	01/23/2018^		6,660,000	6,653,630
Santander Drive Auto Receivables Trust Series 2011-1, Class C
3.110%	05/16/2016		2,385,041	2,396,533
World Omni Automobile Lease Securitization Trust Series 2013-A, Class A2A
0.730%	05/16/2016		548,999	550,217

				24,950,161

Credit Card—1.1%
Chase Issuance Trust Series 2007-B1, Class B1
0.404%	04/15/2019	#	2,000,000	1,992,133
Citibank Credit Card Issuance Trust Series 2003-A7, Class A7
4.150%	07/07/2017		2,700,000	2,777,194
Discover Card Execution Note Trust Series 2012-A1, Class A1
0.810%	08/15/2017		3,000,000	3,005,331
Gracechurch Card Funding plc (United Kingdom) Series 2012-1A, Class A2
1.068%	02/15/2017	#^	EUR 1,200,000	1,519,430
Synchrony Credit Card Master Note Trust Series 2012-1, Class A
1.030%	01/15/2018		$2,200,000	2,203,716

				11,497,804

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date			Face	Value
ASSET-BACKED SECURITIES—(Continued)
Other—0.4%
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018			$1,605,133	$1,609,512
GreatAmerica Leasing Receivables Funding LLC Series 2013-1, Class A2
0.610%	05/15/2015		^	114,313	114,319
GreatAmerica Leasing Receivables Funding LLC Series 2013-1, Class C
1.830%	06/17/2019		^	270,000	270,274
Trade MAPS 1 Ltd. (Ireland) Series 2013-1A, Class A
0.854%	12/10/2018		#^	2,300,000	2,307,506

					4,301,611

Student Loan—0.3%
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.504%	12/07/2020		#	1,538,916	1,540,639
Nelnet Student Loan Trust Series 2014-2A, Class A1
0.435%	06/25/2021		#^	1,385,088	1,384,665
SLM Student Loan Trust Series 2014-1, Class A1
0.435%	05/28/2019		#	679,836	679,899

					3,605,203

TOTAL ASSET-BACKED SECURITIES (Cost $44,479,603)					44,354,779

				Shares	Value
MONEY MARKET FUNDS—2.8%
Institutional Money Market Fund—2.8%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $29,734,251)		¥		29,734,251	29,734,251

TOTAL INVESTMENTS—100.7% (Cost $1,055,713,990)					1,061,724,570
Other assets less liabilities—(0.7%)					(7,067,074)

NET ASSETS—100.0%					$1,054,657,496

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Legend to the Schedule of Investments:

EUR	European Monetary Unit
MTN	Medium Term Note
REIT	Real Estate Investment Trust

*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $279,297,267, which represents 26.5% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
§	Security has been segregated to cover economic leverage under certain derivatives contracts which may include, but are not limited to, futures, swaps, forwards, options and TBA’s, a security that is subject to delayed delivery.
#	Rate is subject to change. Rate shown reflects current rate.
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—24.1%
Aerospace & Defense—0.5%
Boeing Co. (The)
6.125%	02/15/2033	$100,000	$128,226
4.875%	02/15/2020	200,000	225,687
General Dynamics Corp.
2.250%	11/15/2022	500,000	474,796
Honeywell International, Inc.
5.700%	03/15/2036	300,000	364,930
4.250%	03/01/2021	750,000	827,168
3.350%	12/01/2023	300,000	306,348
L-3 Communications Corp.
4.950%	02/15/2021	300,000	326,537
3.950%	05/28/2024	350,000	347,964
Lockheed Martin Corp.
4.070%	12/15/2042	285,000	271,461
Northrop Grumman Corp.
3.500%	03/15/2021	300,000	311,182
1.750%	06/01/2018	500,000	496,006
Precision Castparts Corp.
2.500%	01/15/2023	200,000	191,532
0.700%	12/20/2015	300,000	300,615
Raytheon Co.
6.750%	03/15/2018	1,150,000	1,330,536
United Technologies Corp.
6.700%	08/01/2028	150,000	197,917
4.500%	06/01/2042	200,000	210,116
3.100%	06/01/2022	1,050,000	1,051,198
1.800%	06/01/2017	300,000	304,629

			7,666,848

Air Freight & Logistics—0.1%
FedEx Corp.
3.875%	08/01/2042	200,000	180,878
2.625%	08/01/2022	200,000	193,467
United Parcel Service, Inc.
6.200%	01/15/2038	300,000	390,732
2.450%	10/01/2022	400,000	387,160

			1,152,237

Airlines—0.1%
American Airlines, Inc., Series 2011-1, Class A
5.250%	01/31/2021	230,114	248,753
Continental Airlines, Inc., Series 2010-1, Class A
4.750%	01/12/2021	248,933	266,981
Delta Air Lines Pass Through Trust, Series 2010-2A
4.950%	05/23/2019	725,101	779,484
United Airlines Pass Through Trust, Series 2014-2, Class A
3.750%	09/03/2026	200,000	202,500

			1,497,718

Auto Components—0.1%
Johnson Controls, Inc.
5.500%	01/15/2016	250,000	265,066
4.625%	07/02/2044	500,000	490,116
4.250%	03/01/2021	300,000	321,304
3.625%	07/02/2024	500,000	496,813

			1,573,299

Automobiles—0.0%
Ford Motor Co.
7.450%	07/16/2031	200,000	264,762
4.750%	01/15/2043	200,000	200,944

			465,706

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Banks—3.1%
Australia & New Zealand Banking Group Ltd. (Australia)
1.250%	01/10/2017	$500,000	$500,809
1.250%	06/13/2017	400,000	398,956
Bank of America Corp.
7.800%	09/15/2016	400,000	448,433
6.875%	11/15/2018	250,000	292,334
6.110%	01/29/2037	300,000	344,495
6.050%	05/16/2016	890,000	955,977
5.875%	01/05/2021	400,000	459,402
5.750%	08/15/2016	700,000	756,515
5.625%	07/01/2020	500,000	565,297
5.490%	03/15/2019	100,000	110,616
4.000%	04/01/2024	500,000	505,806
3.875%	03/22/2017	700,000	737,381
1.500%	10/09/2015	400,000	403,122
Bank of America Corp. MTN
6.875%	04/25/2018	500,000	577,165
5.875%	02/07/2042	300,000	360,790
5.000%	05/13/2021	300,000	329,914
4.875%	04/01/2044	750,000	780,736
3.625%	03/17/2016	500,000	518,269
3.300%	01/11/2023	500,000	488,185
Bank of America Corp., Series L MTN
5.650%	05/01/2018	500,000	556,604
Bank of Montreal MTN (Canada)
2.500%	01/11/2017	400,000	412,084
1.300%	07/14/2017	650,000	649,841
Bank of Nova Scotia (The) (Canada)
2.050%	10/07/2015	400,000	406,514
1.450%	04/25/2018	300,000	296,057
1.250%	04/11/2017	750,000	749,279
Barclays Bank plc (United Kingdom)
5.125%	01/08/2020	500,000	561,698
BB&T Corp.
5.250%	11/01/2019	500,000	561,736
5.200%	12/23/2015	300,000	315,674
BB&T Corp. MTN
1.600%	08/15/2017	400,000	401,370
BBVA US Senior SAU (Spain)
4.664%	10/09/2015	400,000	415,219
BNP Paribas SA MTN (France)
2.400%	12/12/2018	600,000	602,306
BNP Paribas SA, Bank Note (France)
5.000%	01/15/2021	400,000	444,934
Capital One Bank USA NA
8.800%	07/15/2019	500,000	636,642
2.300%	06/05/2019	400,000	397,326
Capital One Bank USA NA, Bank Note
1.200%	02/13/2017	400,000	399,360
Citigroup, Inc.
8.500%	05/22/2019	300,000	375,362
8.125%	07/15/2039	500,000	743,330
6.625%	06/15/2032	350,000	424,191
6.125%	11/21/2017	750,000	846,690
6.125%	08/25/2036	300,000	345,061
6.000%	08/15/2017	600,000	672,434
5.500%	09/13/2025	200,000	218,255
5.375%	08/09/2020	400,000	453,228
4.500%	01/14/2022	500,000	536,928
4.050%	07/30/2022	300,000	304,357
3.953%	06/15/2016	1,000,000	1,050,724
3.875%	10/25/2023	200,000	203,476

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Commonwealth Bank of Australia (Australia)
1.250%	09/18/2015		$300,000	$302,442
1.125%	03/13/2017		350,000	348,719
Corpbanca SA (Chile)
3.875%	09/22/2019	^	400,000	402,824
Discover Bank
7.000%	04/15/2020		200,000	236,889
Discover Bank, Bank Note
4.250%	03/13/2026		200,000	205,519
Fifth Third Bancorp
4.300%	01/16/2024		300,000	309,365
Fifth Third Bank/Ohio, Bank Note
2.875%	10/01/2021		400,000	394,373
First Republic Bank
2.375%	06/17/2019		500,000	499,596
HSBC Bank USA NA
4.875%	08/24/2020		400,000	442,582
HSBC Finance Capital Trust IX
5.911%	11/30/2035	#	500,000	515,625
HSBC Holdings plc (United Kingdom)
6.100%	01/14/2042		500,000	633,356
4.250%	03/14/2024		500,000	506,881
4.000%	03/30/2022		500,000	527,044
Intesa Sanpaolo SpA (Italy)
3.875%	01/15/2019		400,000	415,378
3.125%	01/15/2016		300,000	306,994
JPMorgan Chase & Co.
6.400%	05/15/2038		300,000	378,830
6.300%	04/23/2019		500,000	580,318
5.600%	07/15/2041		200,000	229,785
4.950%	03/25/2020		1,000,000	1,106,181
4.850%	02/01/2044		1,000,000	1,051,731
4.625%	05/10/2021		300,000	326,638
4.500%	01/24/2022		400,000	429,240
3.450%	03/01/2016		500,000	517,995
3.200%	01/25/2023		500,000	488,619
JPMorgan Chase & Co. MTN
1.350%	02/15/2017		400,000	399,360
JPMorgan Chase Bank NA, Bank Note
6.000%	10/01/2017		500,000	559,416
KeyCorp MTN
5.100%	03/24/2021		500,000	557,702
LBBW (Germany)
7.625%	02/01/2023		200,000	251,573
Lloyds Bank plc (United Kingdom)
2.350%	09/05/2019		400,000	397,364
National City Corp.
6.875%	05/15/2019		500,000	593,053
PNC Bank NA
1.500%	10/18/2017		400,000	399,656
PNC Bank NA, Bank Note
1.300%	10/03/2016		250,000	251,669
1.150%	11/01/2016		500,000	501,673
PNC Funding Corp.
2.700%	09/19/2016		400,000	412,938
Royal Bank of Canada (Canada)
1.200%	01/23/2017		155,000	155,074
Royal Bank of Canada MTN (Canada)
2.875%	04/19/2016		300,000	309,875
2.625%	12/15/2015		300,000	307,193
1.250%	06/16/2017		500,000	499,087
Royal Bank of Scotland plc (The) (United Kingdom)
6.125%	01/11/2021		300,000	350,741

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
4.375%	03/16/2016	$500,000	$524,104
Sumitomo Mitsui Banking Corp. (Japan)
3.200%	07/18/2022	200,000	201,055
1.300%	01/10/2017	500,000	500,345
SunTrust Banks, Inc.
3.600%	04/15/2016	500,000	520,623
Svenska Handelsbanken AB (Sweden)
2.250%	06/17/2019	500,000	500,469
Union Bank NA
2.625%	09/26/2018	500,000	508,782
US Bancorp MTN
2.950%	07/15/2022	200,000	194,382
1.650%	05/15/2017	500,000	504,861
US Bank NA, Bank Note
1.100%	01/30/2017	500,000	499,783
Wells Fargo & Co.
5.375%	11/02/2043	350,000	383,742
4.480%	01/16/2024	784,000	828,316
3.676%	06/15/2016	400,000	418,363
1.500%	01/16/2018	500,000	497,496
1.250%	07/20/2016	560,000	563,507
Wells Fargo & Co. MTN
4.600%	04/01/2021	500,000	548,349
3.500%	03/08/2022	300,000	306,947
2.100%	05/08/2017	800,000	816,417
1.150%	06/02/2017	700,000	696,004
Wells Fargo & Co., Series M
3.450%	02/13/2023	300,000	295,110
Wells Fargo Bank NA
5.950%	08/26/2036	100,000	125,655
Wells Fargo Bank NA, Bank Note
6.600%	01/15/2038	300,000	401,971
Westpac Banking Corp. (Australia)
4.875%	11/19/2019	1,000,000	1,116,779

			51,571,240

Beverages—0.7%
Anheuser-Busch InBev Finance, Inc.
2.625%	01/17/2023	200,000	188,080
1.125%	01/27/2017	1,000,000	1,000,088
0.800%	01/15/2016	200,000	200,613
Anheuser-Busch InBev Worldwide, Inc.
8.200%	01/15/2039	300,000	456,395
7.750%	01/15/2019	500,000	604,209
6.875%	11/15/2019	300,000	360,378
5.375%	01/15/2020	500,000	564,750
3.750%	07/15/2042	200,000	180,177
Beam Suntory, Inc.
5.375%	01/15/2016	90,000	94,981
Bottling Group LLC
5.500%	04/01/2016	500,000	535,914
Coca-Cola Co. (The)
5.350%	11/15/2017	500,000	560,561
4.875%	03/15/2019	1,050,000	1,175,996
3.150%	11/15/2020	200,000	208,639
Coca-Cola Enterprises, Inc.
4.500%	09/01/2021	300,000	327,874
Coca-Cola Femsa SAB de CV (Mexico)
2.375%	11/26/2018	350,000	352,364
Diageo Capital plc (United Kingdom)
1.125%	04/29/2018	1,750,000	1,711,098
Diageo Investment Corp.
7.450%	04/15/2035	750,000	1,066,262

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Dr Pepper Snapple Group, Inc.
2.600%	01/15/2019		$300,000	$303,136
PepsiCo, Inc.
5.500%	01/15/2040		500,000	591,118
5.000%	06/01/2018		400,000	445,527
3.000%	08/25/2021		500,000	509,843
2.750%	03/01/2023		400,000	386,732

				11,824,735

Biotechnology—0.3%
Amgen, Inc.
6.900%	06/01/2038		267,000	346,706
6.150%	06/01/2018		500,000	569,981
5.850%	06/01/2017		250,000	278,650
5.150%	11/15/2041		300,000	317,810
3.875%	11/15/2021		300,000	315,938
3.625%	05/22/2024		400,000	397,164
Celgene Corp.
4.625%	05/15/2044		600,000	591,007
1.900%	08/15/2017		200,000	201,624
Genentech, Inc.
5.250%	07/15/2035		100,000	116,296
Gilead Sciences, Inc.
5.650%	12/01/2041		500,000	587,939
4.400%	12/01/2021		300,000	327,944
2.050%	04/01/2019		750,000	745,118

				4,796,177

Capital Markets—1.5%
Ameriprise Financial, Inc.
3.700%	10/15/2024		400,000	402,562
Bank of New York Mellon Corp. (The)
3.550%	09/23/2021		300,000	312,103
Bank of New York Mellon Corp. (The) MTN
2.300%	07/28/2016		100,000	102,708
Bank of New York Mellon Corp. (The), Series G
2.200%	05/15/2019		600,000	596,782
BlackRock, Inc.
4.250%	05/24/2021		500,000	545,142
3.375%	06/01/2022		500,000	513,675
Credit Suisse (Switzerland)
5.400%	01/14/2020		200,000	223,344
Credit Suisse MTN (Switzerland)
3.625%	09/09/2024		400,000	395,133
1.375%	05/26/2017		1,000,000	994,989
Deutsche Bank AG (Germany)
6.000%	09/01/2017		650,000	727,888
4.296%	05/24/2028	#	500,000	478,170
Goldman Sachs Group, Inc. (The)
6.750%	10/01/2037		1,000,000	1,196,042
6.250%	09/01/2017		500,000	562,004
6.250%	02/01/2041		500,000	607,746
6.150%	04/01/2018		500,000	564,049
6.125%	02/15/2033		600,000	720,175
5.950%	01/15/2027		300,000	341,968
5.750%	01/24/2022		300,000	341,462
5.625%	01/15/2017		750,000	814,772
5.250%	07/27/2021		300,000	332,869
4.000%	03/03/2024		500,000	504,179
3.625%	02/07/2016		500,000	516,881
2.625%	01/31/2019		1,000,000	998,036
Goldman Sachs Group, Inc. (The) MTN
7.500%	02/15/2019		300,000	358,067

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
5.375%	03/15/2020		$300,000	$334,250
1.600%	11/23/2015		587,000	591,919
Jefferies Group LLC
6.250%	01/15/2036		230,000	243,249
5.125%	04/13/2018		300,000	327,280
Lazard Group LLC
4.250%	11/14/2020		400,000	418,730
Morgan Stanley
7.250%	04/01/2032		100,000	133,068
6.375%	07/24/2042		300,000	375,920
5.750%	01/25/2021		600,000	682,633
4.875%	11/01/2022		1,000,000	1,058,248
4.750%	03/22/2017		300,000	322,573
3.750%	02/25/2023		300,000	300,146
2.500%	01/24/2019		1,000,000	1,001,083
1.750%	02/25/2016		300,000	303,304
Morgan Stanley MTN
6.625%	04/01/2018		500,000	573,065
5.950%	12/28/2017		500,000	560,423
5.750%	10/18/2016		640,000	696,411
5.450%	01/09/2017		500,000	543,386
Nomura Holdings, Inc. (Japan)
6.700%	03/04/2020		300,000	357,467
Northern Trust Corp.
3.950%	10/30/2025		300,000	311,244
3.375%	08/23/2021		500,000	519,925
State Street Corp.
3.700%	11/20/2023		400,000	414,342
3.100%	05/15/2023		200,000	194,338
UBS AG (Switzerland)
7.000%	10/15/2015		100,000	106,243
UBS AG MTN (Switzerland)
7.375%	06/15/2017		100,000	113,108
5.875%	07/15/2016		700,000	758,103
1.375%	08/14/2017		500,000	496,391
UBS Preferred Funding Trust V, Perpetual Bond, Series 1
6.243%	05/29/2049	#	300,000	316,500

				25,204,095

Chemicals—0.5%
Agrium, Inc. (Canada)
6.125%	01/15/2041		400,000	476,675
Airgas, Inc.
2.950%	06/15/2016		200,000	206,294
2.375%	02/15/2020		300,000	295,708
CF Industries, Inc.
3.450%	06/01/2023		400,000	392,843
Dow Chemical Co. (The)
8.550%	05/15/2019		629,000	791,330
5.250%	11/15/2041		300,000	312,347
4.125%	11/15/2021		150,000	157,852
3.000%	11/15/2022		500,000	483,049
E.I. du Pont de Nemours & Co.
4.900%	01/15/2041		200,000	211,953
4.250%	04/01/2021		300,000	326,173
2.800%	02/15/2023		300,000	291,186
2.750%	04/01/2016		300,000	309,506
Ecolab, Inc.
5.500%	12/08/2041		300,000	344,734
LyondellBasell Industries NV (Netherlands)
5.750%	04/15/2024		500,000	581,584
5.000%	04/15/2019		500,000	552,512

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Methanex Corp. (Canada)
3.250%	12/15/2019		$400,000	$406,572
Monsanto Co.
5.500%	08/15/2025		200,000	236,235
Mosaic Co. (The)
5.625%	11/15/2043		400,000	448,114
Potash Corp of Saskatchewan, Inc. (Canada)
3.625%	03/15/2024	†	250,000	255,063
PPG Industries, Inc.
3.600%	11/15/2020		400,000	415,288
Praxair, Inc.
3.250%	09/15/2015		500,000	513,265
2.200%	08/15/2022		400,000	378,182
Sigma-Aldrich Corp.
3.375%	11/01/2020		360,000	373,193

				8,759,658

Commercial Services & Supplies—0.1%
Republic Services, Inc.
5.700%	05/15/2041		200,000	235,994
5.500%	09/15/2019		300,000	341,800
Waste Management, Inc.
7.000%	07/15/2028		50,000	65,566
4.750%	06/30/2020		750,000	828,178

				1,471,538

Communications Equipment—0.2%
Cisco Systems, Inc.
5.900%	02/15/2039		500,000	604,679
5.500%	02/22/2016		500,000	532,556
4.950%	02/15/2019		500,000	559,921
Harris Corp.
6.150%	12/15/2040		250,000	300,744
Juniper Networks, Inc.
3.100%	03/15/2016		400,000	410,646
Motorola Solutions, Inc.
7.500%	05/15/2025		340,000	429,016

				2,837,562

Construction Materials—0.0%
CRH America, Inc.
6.000%	09/30/2016		250,000	273,577

Consumer Finance—0.6%
American Express Centurion Bank
0.875%	11/13/2015		400,000	401,403
American Express Co.
7.000%	03/19/2018		500,000	582,594
4.050%	12/03/2042		472,000	448,438
American Express Credit Corp.
2.125%	03/18/2019		500,000	498,479
American Express Credit Corp. MTN
2.800%	09/19/2016		400,000	413,411
2.750%	09/15/2015		400,000	408,463
American Honda Finance Corp.
2.125%	10/10/2018		500,000	502,924
Capital One Financial Corp.
6.150%	09/01/2016		200,000	218,632
Caterpillar Financial Services Corp. MTN
2.850%	06/01/2022		300,000	297,961
2.650%	04/01/2016		400,000	411,837
1.625%	06/01/2017		300,000	303,219
Ford Motor Credit Co. LLC
5.875%	08/02/2021		500,000	575,734

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
5.000%	05/15/2018		$200,000	$218,611
4.250%	02/03/2017		200,000	212,188
4.250%	09/20/2022		200,000	210,946
3.984%	06/15/2016		300,000	314,341
3.000%	06/12/2017		300,000	309,823
1.724%	12/06/2017		400,000	397,485
1.684%	09/08/2017		400,000	398,523
HSBC USA, Inc.
2.250%	06/23/2019		500,000	498,504
John Deere Capital Corp.
1.200%	10/10/2017		300,000	298,939
1.050%	10/11/2016		750,000	752,095
John Deere Capital Corp. MTN
3.900%	07/12/2021		300,000	321,514
2.250%	06/07/2016		200,000	204,964
Toyota Motor Credit Corp. MTN
4.500%	06/17/2020		300,000	331,778
2.625%	01/10/2023		300,000	292,070
1.250%	10/05/2017		400,000	397,786
1.125%	05/16/2017		500,000	498,408

				10,721,070

Containers & Packaging—0.0%
MeadWestvaco Corp.
7.375%	09/01/2019		300,000	361,187
Packaging Corp. of America
4.500%	11/01/2023		250,000	264,894

				626,081

Diversified Consumer Services—0.1%
Massachusetts Institute of Technology
4.678%	07/01/2114		250,000	269,320
Yale University MTN
2.086%	04/15/2019		500,000	501,575

				770,895

Diversified Financial Services—1.1%
Bank One Corp.
8.000%	04/29/2027		300,000	402,286
7.625%	10/15/2026		300,000	392,521
Bear Stearns Cos. LLC (The)
7.250%	02/01/2018		350,000	407,491
6.400%	10/02/2017		400,000	452,779
4.650%	07/02/2018		400,000	436,634
Berkshire Hathaway, Inc.
2.100%	08/14/2019		500,000	497,863
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
5.750%	12/01/2043		300,000	341,928
4.625%	12/01/2023		400,000	415,178
3.875%	02/08/2022		400,000	422,026
3.375%	01/19/2017		300,000	314,798
2.250%	01/14/2019		500,000	502,580
2.125%	10/13/2015		200,000	203,432
GE Capital Trust I
6.375%	11/15/2067	#	130,000	140,725
General Electric Capital Corp.
2.950%	05/09/2016		400,000	414,152
General Electric Capital Corp. MTN
6.875%	01/10/2039		300,000	405,128
6.375%	11/15/2067	#	600,000	651,000
5.875%	01/14/2038		700,000	846,042
5.625%	09/15/2017		300,000	335,450
5.500%	01/08/2020		500,000	573,654

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
5.400%	02/15/2017	$650,000	$712,081
5.375%	10/20/2016	750,000	817,207
4.625%	01/07/2021	300,000	331,090
3.100%	01/09/2023	1,000,000	990,762
2.300%	01/14/2019	500,000	505,442
General Electric Capital Corp., Series A MTN
6.750%	03/15/2032	450,000	594,964
Intercontinental Exchange, Inc.
2.500%	10/15/2018	300,000	304,889
Leucadia National Corp.
6.625%	10/23/2043	200,000	209,040
Moody’s Corp.
2.750%	07/15/2019	500,000	503,191
Murray Street Investment Trust I
4.647%	03/09/2017	1,000,000	1,070,979
NASDAQ OMX Group, Inc. (The)
4.250%	06/01/2024	400,000	401,152
National Rural Utilities Cooperative Finance Corp.
10.375%	11/01/2018	281,000	370,344
3.050%	03/01/2016	250,000	258,393
Shell International Finance BV (Netherlands)
6.375%	12/15/2038	500,000	657,860
5.200%	03/22/2017	500,000	549,733
3.625%	08/21/2042	300,000	275,080
2.375%	08/21/2022	500,000	482,546
Voya Financial, Inc.
5.500%	07/15/2022	500,000	564,582

			17,755,002

Diversified Telecommunication Services—1.1%
AT&T, Inc.
6.150%	09/15/2034	500,000	598,693
5.800%	02/15/2019	550,000	630,883
5.550%	08/15/2041	300,000	327,080
5.500%	02/01/2018	510,000	570,798
5.350%	09/01/2040	307,000	326,708
4.450%	05/15/2021	500,000	542,179
4.350%	06/15/2045	758,000	699,554
3.900%	03/11/2024	400,000	407,507
2.950%	05/15/2016	500,000	516,593
1.600%	02/15/2017	400,000	403,217
British Telecommunications plc (United Kingdom)
9.625%	12/15/2030	250,000	393,536
2.350%	02/14/2019	500,000	501,506
Cellco Partnership/Verizon Wireless Capital LLC
8.500%	11/15/2018	111,000	138,085
Deutsche Telekom International Finance BV (Netherlands)
8.750%	06/15/2030	300,000	437,263
Embarq Corp.
7.082%	06/01/2016	250,000	272,379
Orange SA (France)
9.000%	03/01/2031	500,000	738,495
Qwest Corp.
6.500%	06/01/2017	250,000	276,747
Telefonica Emisiones SAU (Spain)
5.134%	04/27/2020	600,000	660,302
Verizon Communications, Inc.
7.750%	12/01/2030	130,000	179,072
6.900%	04/15/2038	500,000	646,325
6.550%	09/15/2043	1,150,000	1,438,887
6.400%	02/15/2038	500,000	607,673
6.350%	04/01/2019	1,203,000	1,400,524
6.000%	04/01/2041	300,000	350,693

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
5.850%	09/15/2035		$250,000	$286,626
5.150%	09/15/2023		1,250,000	1,385,215
5.050%	03/15/2034		400,000	424,602
4.500%	09/15/2020		150,000	162,406
3.500%	11/01/2021		400,000	405,314
3.000%	04/01/2016		400,000	412,462
2.625%	02/21/2020	^	214,000	211,578
2.450%	11/01/2022		300,000	278,947
2.000%	11/01/2016		400,000	406,482
0.700%	11/02/2015		400,000	400,461
Verizon Maryland LLC, Series B
5.125%	06/15/2033		250,000	258,086

				17,696,878

Electric Utilities—1.6%
Alabama Power Co., Series Q
5.500%	10/15/2017		150,000	167,414
Arizona Public Service Co.
4.500%	04/01/2042		300,000	313,133
3.350%	06/15/2024		200,000	201,437
Cleveland Electric Illuminating Co. (The)
5.950%	12/15/2036		300,000	343,236
Cleveland Electric Illuminating Co. (The), Series D
7.880%	11/01/2017		400,000	472,506
Commonwealth Edison Co.
5.900%	03/15/2036		300,000	376,097
5.875%	02/01/2033		200,000	248,099
5.800%	03/15/2018		100,000	113,451
Connecticut Light & Power Co. (The)
4.300%	04/15/2044		500,000	512,766
Connecticut Light & Power Co. (The), Series 09-A
5.500%	02/01/2019		300,000	338,879
Constellation Energy Group, Inc.
5.150%	12/01/2020		400,000	443,453
Dominion Gas Holdings LLC
3.550%	11/01/2023		250,000	254,219
DTE Electric Co.
3.450%	10/01/2020		300,000	312,922
3.375%	03/01/2025		300,000	302,681
Duke Energy Carolinas LLC
6.450%	10/15/2032		330,000	428,202
4.300%	06/15/2020		100,000	109,825
4.000%	09/30/2042		300,000	295,073
Duke Energy Corp.
2.150%	11/15/2016		200,000	204,433
Duke Energy Florida, Inc.
6.400%	06/15/2038		350,000	468,101
0.650%	11/15/2015		300,000	300,285
Duke Energy Indiana, Inc.
3.750%	07/15/2020		300,000	319,214
Entergy Corp.
4.700%	01/15/2017		500,000	535,055
Florida Power & Light Co.
5.950%	02/01/2038		1,000,000	1,265,691
5.625%	04/01/2034		50,000	61,087
5.125%	06/01/2041		200,000	232,715
4.950%	06/01/2035		100,000	114,760
Georgia Power Co., Series 07-A
5.650%	03/01/2037		200,000	239,580
Great Plains Energy, Inc.
4.850%	06/01/2021		400,000	441,244
Indiana Michigan Power Co.
7.000%	03/15/2019		250,000	299,084

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Jersey Central Power & Light
5.625%	05/01/2016		$500,000	$533,798
Kentucky Utilities Co.
5.125%	11/01/2040		500,000	581,238
MidAmerican Energy Co.
4.400%	10/15/2044		500,000	517,042
3.700%	09/15/2023		500,000	523,579
MidAmerican Energy Co. MTN
5.800%	10/15/2036		500,000	620,092
Mississippi Power Co., Series 2012-A
4.250%	03/15/2042		300,000	295,727
NextEra Energy Capital Holdings, Inc.
6.000%	03/01/2019		250,000	286,854
4.500%	06/01/2021		200,000	217,069
Northern States Power Co.
5.250%	03/01/2018		500,000	558,854
4.125%	05/15/2044		350,000	353,333
Ohio Power Co., Series K
6.000%	06/01/2016		500,000	541,356
Oklahoma Gas & Electric Co.
4.550%	03/15/2044		250,000	264,302
Oncor Electric Delivery Co. LLC
7.500%	09/01/2038		300,000	440,614
5.000%	09/30/2017		300,000	329,876
2.150%	06/01/2019	^	250,000	248,326
Pacific Gas & Electric Co.
6.050%	03/01/2034		500,000	618,194
4.750%	02/15/2044		250,000	265,011
4.450%	04/15/2042		300,000	300,985
3.400%	08/15/2024		500,000	497,383
PECO Energy Co.
2.375%	09/15/2022		200,000	192,276
Potomac Electric Power Co.
7.900%	12/15/2038		200,000	309,979
PPL Capital Funding, Inc.
4.700%	06/01/2043		200,000	205,768
3.400%	06/01/2023		200,000	197,439
Progress Energy, Inc.
7.050%	03/15/2019		400,000	480,031
4.400%	01/15/2021		300,000	327,780
PSEG Power LLC
8.625%	04/15/2031		300,000	432,143
2.750%	09/15/2016		200,000	206,829
Public Service Co. of Colorado
4.300%	03/15/2044		250,000	257,235
Public Service Co. of Oklahoma, Series G
6.625%	11/15/2037		300,000	396,260
Public Service Electric & Gas Co. MTN
3.650%	09/01/2042		200,000	185,770
Sierra Pacific Power Co., Series T
3.375%	08/15/2023		350,000	355,153
South Carolina Electric & Gas Co.
5.300%	05/15/2033		150,000	170,547
Southern California Edison Co.
6.650%	04/01/2029		500,000	643,226
4.050%	03/15/2042		300,000	295,147
Southern Co. (The)
2.150%	09/01/2019		500,000	495,566
1.300%	08/15/2017		500,000	497,916
Tampa Electric Co.
4.350%	05/15/2044		650,000	671,473
Union Electric Co.
6.400%	06/15/2017		250,000	280,639

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Virginia Electric and Power Co.
5.400%	04/30/2018		$250,000	$280,937
2.950%	01/15/2022		542,000	547,567
1.200%	01/15/2018		300,000	296,084
Westar Energy, Inc.
4.625%	09/01/2043		350,000	376,033
Wisconsin Electric Power
5.625%	05/15/2033		150,000	184,638
Xcel Energy, Inc.
4.800%	09/15/2041		200,000	220,477

				26,215,188

Electrical Equipment—0.1%
Eaton Corp.
4.150%	11/02/2042		100,000	95,691
2.750%	11/02/2022		100,000	96,589
1.500%	11/02/2017		300,000	298,932
0.950%	11/02/2015		100,000	100,345
Emerson Electric Co.
5.000%	04/15/2019		500,000	561,803
2.625%	02/15/2023		270,000	260,456

				1,413,816

Electronic Equipment, Instruments & Components—0.1%
Arrow Electronics, Inc.
4.500%	03/01/2023		300,000	310,406
3.000%	03/01/2018		400,000	410,307
Corning, Inc.
4.750%	03/15/2042		400,000	424,876
Jabil Circuit, Inc.
4.700%	09/15/2022		200,000	202,250

				1,347,839

Energy Equipment & Services—0.4%
Baker Hughes, Inc.
7.500%	11/15/2018		1,000,000	1,214,568
Cameron International Corp.
1.400%	06/15/2017		400,000	399,958
1.150%	12/15/2016		250,000	249,947
Diamond Offshore Drilling, Inc.
4.875%	11/01/2043	†	300,000	279,125
Halliburton Co.
7.450%	09/15/2039		400,000	568,195
Nabors Industries, Inc.
2.350%	09/15/2016		150,000	153,347
Noble Holding International Ltd. (Cayman Islands)
6.200%	08/01/2040		200,000	207,095
2.500%	03/15/2017		300,000	305,597
Pride International, Inc.
6.875%	08/15/2020		200,000	236,084
Rowan Cos., Inc.
4.875%	06/01/2022		250,000	260,120
Transocean, Inc. (Cayman Islands)
6.800%	03/15/2038		500,000	488,300
2.500%	10/15/2017		1,000,000	1,000,611
Weatherford International Ltd. (Bermuda)
9.625%	03/01/2019		400,000	514,006
6.750%	09/15/2040		300,000	352,458
4.500%	04/15/2022		300,000	312,818

				6,542,229

Food & Staples Retailing—0.3%
Costco Wholesale Corp.
0.650%	12/07/2015		300,000	300,598

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
CVS Health Corp.
4.125%	05/15/2021		$200,000	$214,489
4.000%	12/05/2023		300,000	312,981
2.250%	12/05/2018		750,000	753,451
Kroger Co. (The)
7.500%	04/01/2031		200,000	261,616
5.400%	07/15/2040		200,000	221,446
Walgreen Co.
4.400%	09/15/2042		200,000	186,905
Wal-Mart Stores, Inc.
7.550%	02/15/2030		250,000	355,468
5.250%	09/01/2035		750,000	869,248
4.875%	07/08/2040		300,000	328,713
4.300%	04/22/2044		750,000	757,566
4.250%	04/15/2021		300,000	330,666
3.625%	07/08/2020		300,000	319,726
2.550%	04/11/2023		500,000	480,712

				5,693,585

Food Products—0.4%
Archer-Daniels Midland Co.
5.450%	03/15/2018		500,000	560,703
ConAgra Foods, Inc.
4.650%	01/25/2043		198,000	191,949
3.250%	09/15/2022		200,000	194,685
1.300%	01/25/2016		400,000	401,752
General Mills, Inc.
5.400%	06/15/2040		300,000	341,898
3.150%	12/15/2021		200,000	203,343
Hillshire Brands Co. (The)
2.750%	09/15/2015		300,000	305,293
Kellogg Co.
4.000%	12/15/2020		190,000	203,639
Kraft Foods Group, Inc.
6.875%	01/26/2039		380,000	487,260
6.500%	02/09/2040		200,000	248,540
5.375%	02/10/2020		209,000	235,762
Mondelez International, Inc.
6.500%	02/09/2040		139,000	174,882
4.125%	02/09/2016		100,000	104,375
4.000%	02/01/2024		500,000	513,307
2.250%	02/01/2019		750,000	745,302
Tyson Foods, Inc.
2.650%	08/15/2019		750,000	752,243
Unilever Capital Corp.
4.250%	02/10/2021		300,000	330,258

				5,995,191

Gas Utilities—0.1%
ONE Gas, Inc.
3.610%	02/01/2024	^	500,000	516,290
Piedmont Natural Gas Co., Inc.
4.100%	09/18/2034		300,000	306,108
Southern California Gas Co.
5.125%	11/15/2040		400,000	463,627
4.450%	03/15/2044		200,000	213,357
Southern Natural Gas Co./Southern Natural Issuing Corp.
4.400%	06/15/2021		200,000	210,278

				1,709,660

Health Care Equipment & Supplies—0.2%
Baxter International, Inc.
5.900%	09/01/2016		400,000	437,671
3.200%	06/15/2023		300,000	296,556

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
2.400%	08/15/2022	$300,000	$283,565
Becton Dickinson and Co.
5.000%	11/12/2040	300,000	334,804
Boston Scientific Corp.
7.375%	01/15/2040	200,000	277,552
6.250%	11/15/2015	200,000	211,750
6.000%	01/15/2020	200,000	228,286
CareFusion Corp.
6.375%	08/01/2019	250,000	288,679
Covidien International Finance SA (Luxembourg)
6.000%	10/15/2017	250,000	282,610
Medtronic, Inc.
4.450%	03/15/2020	300,000	330,387
2.750%	04/01/2023	100,000	96,150
Stryker Corp.
4.375%	05/15/2044	300,000	301,753
4.100%	04/01/2043	200,000	192,537

			3,562,300

Health Care Providers & Services—0.4%
Aetna, Inc.
6.625%	06/15/2036	250,000	324,772
4.125%	11/15/2042	200,000	190,216
1.500%	11/15/2017	200,000	199,340
AmerisourceBergen Corp.
3.400%	05/15/2024	200,000	198,976
Cardinal Health, Inc.
4.600%	03/15/2043	200,000	204,186
3.200%	03/15/2023	300,000	294,263
1.700%	03/15/2018	300,000	297,340
Cigna Corp.
5.125%	06/15/2020	300,000	335,730
Express Scripts Holding Co.
6.125%	11/15/2041	200,000	248,085
4.750%	11/15/2021	200,000	218,748
Humana, Inc.
3.850%	10/01/2024	400,000	400,557
McKesson Corp.
4.883%	03/15/2044	400,000	413,494
2.850%	03/15/2023	300,000	287,480
Quest Diagnostics, Inc.
6.950%	07/01/2037	300,000	370,794
4.700%	04/01/2021	300,000	324,868
UnitedHealth Group, Inc.
6.625%	11/15/2037	300,000	394,687
6.000%	02/15/2018	500,000	568,752
5.950%	02/15/2041	200,000	252,136
5.375%	03/15/2016	200,000	213,670
1.625%	03/15/2019	400,000	392,015
Ventas Realty LP
1.250%	04/17/2017	500,000	497,902
WellPoint, Inc.
4.650%	01/15/2043	200,000	197,532
3.300%	01/15/2023	300,000	297,138

			7,122,681

Hotels, Restaurants & Leisure—0.2%
Carnival Corp. (Panama)
3.950%	10/15/2020	400,000	419,328
McDonald’s Corp. MTN
5.350%	03/01/2018	500,000	559,998
Starbucks Corp.
2.000%	12/05/2018	400,000	399,727

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Starwood Hotels & Resorts Worldwide, Inc.
4.500%	10/01/2034		$400,000	$390,232
Wyndham Worldwide Corp.
3.900%	03/01/2023		300,000	296,121
Yum! Brands, Inc.
6.875%	11/15/2037		52,000	65,948
5.350%	11/01/2043		250,000	272,933

				2,404,287

Household Durables—0.0%
Whirlpool Corp. MTN
4.850%	06/15/2021		200,000	219,492

Household Products—0.1%
Clorox Co. (The)
3.800%	11/15/2021		400,000	418,457
Kimberly-Clark Corp.
6.125%	08/01/2017		500,000	565,283
Procter & Gamble Co. (The)
5.800%	08/15/2034		250,000	316,880
5.550%	03/05/2037		250,000	307,889
4.700%	02/15/2019		500,000	559,276

				2,167,785

Independent Power and Renewable Electricity Producers—0.0%
Empresa Nacional de Electricidad SA (Chile)
4.250%	04/15/2024		500,000	502,407

Industrial Conglomerates—0.2%
3M Co. MTN
5.700%	03/15/2037		100,000	126,369
2.000%	06/26/2022		300,000	286,388
General Electric Co.
5.250%	12/06/2017		500,000	554,972
4.125%	10/09/2042		300,000	299,297
3.375%	03/11/2024		1,000,000	1,012,289
2.700%	10/09/2022		300,000	292,523
0.850%	10/09/2015		300,000	301,375
Ingersoll-Rand Global Holding Co. Ltd.
2.875%	01/15/2019		120,000	122,691
Koninklijke Philips NV (Netherlands)
3.750%	03/15/2022		500,000	518,673
Roper Industries, Inc.
1.850%	11/15/2017		200,000	200,854

				3,715,431

Insurance—1.0%
AEGON Funding Co. LLC
5.750%	12/15/2020		290,000	334,785
Aflac, Inc.
3.625%	06/15/2023		400,000	403,624
Allstate Corp. (The)
3.150%	06/15/2023		1,000,000	998,250
American International Group, Inc.
8.175%	05/15/2058	#	300,000	405,750
6.400%	12/15/2020		156,000	185,839
6.250%	05/01/2036		400,000	501,817
2.300%	07/16/2019		650,000	645,963
American International Group, Inc. MTN
5.850%	01/16/2018		500,000	562,887
Aon plc (United Kingdom)
4.450%	05/24/2043		400,000	388,672
3.500%	06/14/2024		400,000	392,462

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Arch Capital Group US, Inc.
5.144%	11/01/2043		$150,000	$162,142
AXA SA (France)
8.600%	12/15/2030		250,000	336,875
Berkshire Hathaway Finance Corp.
4.300%	05/15/2043		300,000	298,073
4.250%	01/15/2021		300,000	328,372
2.000%	08/15/2018		500,000	502,283
1.600%	05/15/2017		400,000	404,638
Chubb Corp. (The)
6.375%	03/29/2067	#	200,000	220,250
CNA Financial Corp.
5.750%	08/15/2021		300,000	342,672
Fidelity National Financial, Inc.
6.600%	05/15/2017		300,000	333,955
Genworth Financial, Inc.
7.700%	06/15/2020		200,000	240,326
Genworth Holdings, Inc.
4.900%	08/15/2023		250,000	258,104
Hartford Financial Services Group, Inc. (The)
6.100%	10/01/2041		150,000	187,861
4.000%	10/15/2017		300,000	321,246
Hartford Financial Services Group, Inc. (The) MTN
6.000%	01/15/2019		500,000	571,194
Lincoln National Corp.
6.150%	04/07/2036		250,000	308,283
Markel Corp.
5.000%	03/30/2043		300,000	308,357
MetLife, Inc.
7.717%	02/15/2019		500,000	612,619
6.750%	06/01/2016		600,000	658,561
5.700%	06/15/2035		250,000	300,367
4.875%	11/13/2043		300,000	320,469
3.600%	04/10/2024		500,000	506,332
PartnerRe Finance B LLC
5.500%	06/01/2020		90,000	101,277
Progressive Corp. (The)
6.625%	03/01/2029		150,000	195,953
Prudential Financial, Inc. MTN
6.625%	06/21/2040		100,000	128,472
5.800%	11/16/2041		200,000	232,526
5.700%	12/14/2036		250,000	288,392
5.375%	06/21/2020		300,000	339,976
4.750%	09/17/2015		300,000	311,931
3.500%	05/15/2024		400,000	396,672
Travelers Cos., Inc. (The)
6.750%	06/20/2036		500,000	680,614
Trinity Acquisition plc (United Kingdom)
4.625%	08/15/2023		500,000	521,489
Unum Group
4.000%	03/15/2024		350,000	355,709
Validus Holdings Ltd. (Bermuda)
8.875%	01/26/2040		200,000	283,506
XLIT Ltd. (Cayman Islands)
2.300%	12/15/2018		400,000	400,044

				16,579,589

Internet & Catalog Retail—0.1%
Amazon.com, Inc.
2.500%	11/29/2022		200,000	188,324
1.200%	11/29/2017		200,000	198,042
0.650%	11/27/2015		400,000	400,732

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Expedia, Inc.
7.456%	08/15/2018		$500,000	$585,251
QVC, Inc.
5.450%	08/15/2034	^	750,000	738,857
3.125%	04/01/2019		120,000	120,542

				2,231,748

Internet Software & Services—0.1%
Baidu, Inc. (Cayman Islands)
2.750%	06/09/2019		400,000	398,054
eBay, Inc.
4.000%	07/15/2042		100,000	87,801
2.600%	07/15/2022		100,000	94,483
1.350%	07/15/2017		100,000	99,649
Google, Inc.
3.625%	05/19/2021		300,000	319,336
2.125%	05/19/2016		300,000	307,361

				1,306,684

IT Services—0.3%
Computer Sciences Corp.
4.450%	09/15/2022		200,000	203,500
2.500%	09/15/2015		300,000	304,600
Fidelity National Information Services, Inc.
2.000%	04/15/2018		200,000	198,937
Fiserv, Inc.
3.500%	10/01/2022		200,000	201,048
International Business Machines Corp.
7.000%	10/30/2025		300,000	397,567
5.700%	09/14/2017		500,000	560,644
3.625%	02/12/2024		250,000	255,622
2.000%	01/05/2016		1,000,000	1,017,768
1.625%	05/15/2020		400,000	383,637
MasterCard, Inc.
2.000%	04/01/2019		200,000	198,662
Western Union Co. (The)
5.253%	04/01/2020		502,000	549,239
Xerox Corp.
6.350%	05/15/2018		500,000	571,784
4.500%	05/15/2021		200,000	214,182

				5,057,190

Leisure Products—0.0%
Hasbro, Inc.
5.100%	05/15/2044		200,000	208,410
Mattel, Inc.
2.350%	05/06/2019		300,000	298,729

				507,139

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.
5.000%	07/15/2020		100,000	108,900
Thermo Fisher Scientific, Inc.
4.150%	02/01/2024		500,000	518,680
2.400%	02/01/2019		750,000	751,929

				1,379,509

Machinery—0.2%
Caterpillar, Inc.
4.750%	05/15/2064		500,000	521,652
3.803%	08/15/2042		385,000	358,574
3.400%	05/15/2024		500,000	505,095
Deere & Co.
4.375%	10/16/2019		1,000,000	1,101,492

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Dover Corp.
5.375%	03/01/2041		$300,000	$357,848
Illinois Tool Works, Inc.
3.500%	03/01/2024		350,000	356,392
Parker-Hannifin Corp. MTN
3.500%	09/15/2022		100,000	102,851

				3,303,904

Media—1.3%
21st Century Fox America, Inc.
8.000%	10/17/2016		150,000	170,541
7.750%	12/01/2045		200,000	286,822
6.200%	12/15/2034		1,000,000	1,218,035
6.150%	02/15/2041		300,000	357,200
5.650%	08/15/2020		500,000	572,791
CBS Corp.
7.875%	07/30/2030		250,000	339,619
5.750%	04/15/2020		200,000	228,882
4.850%	07/01/2042		250,000	246,820
1.950%	07/01/2017		300,000	304,029
Comcast Corp.
7.050%	03/15/2033		1,000,000	1,344,821
6.500%	01/15/2017		750,000	840,356
6.450%	03/15/2037		500,000	641,112
6.300%	11/15/2017		700,000	799,992
5.850%	11/15/2015		400,000	423,298
5.650%	06/15/2035		200,000	235,862
4.500%	01/15/2043		200,000	203,396
2.850%	01/15/2023	†	500,000	490,817
Cox Communications, Inc.
5.500%	10/01/2015		75,000	78,448
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
6.375%	03/01/2041		500,000	584,701
5.200%	03/15/2020		200,000	224,256
3.800%	03/15/2022		300,000	305,403
3.500%	03/01/2016		400,000	414,102
Discovery Communications LLC
5.625%	08/15/2019		400,000	459,001
Grupo Televisa SAB (Mexico)
5.000%	05/13/2045		200,000	198,578
Historic TW, Inc.
9.150%	02/01/2023		300,000	405,366
Interpublic Group of Cos., Inc. (The)
4.200%	04/15/2024		250,000	252,883
NBCUniversal Media LLC
6.400%	04/30/2040		200,000	258,497
5.950%	04/01/2041		250,000	306,260
4.375%	04/01/2021		250,000	272,725
Omnicom Group, Inc.
5.900%	04/15/2016		500,000	537,009
Thomson Reuters Corp. (Canada)
6.500%	07/15/2018		300,000	346,183
Time Warner Cable, Inc.
8.750%	02/14/2019		1,000,000	1,259,994
6.750%	06/15/2039		200,000	257,810
5.850%	05/01/2017		400,000	443,628
4.500%	09/15/2042		300,000	297,205
Time Warner Entertainment Co. LP
8.375%	03/15/2023		250,000	333,223
8.375%	07/15/2033		250,000	370,310
Time Warner, Inc.
7.700%	05/01/2032		400,000	551,972
5.875%	11/15/2016		700,000	768,450

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
5.375%	10/15/2041	$250,000	$266,545
4.050%	12/15/2023	750,000	770,114
Viacom, Inc.
6.875%	04/30/2036	300,000	376,994
4.500%	03/01/2021	200,000	216,128
4.375%	03/15/2043	200,000	184,862
2.500%	12/15/2016	300,000	308,282
Walt Disney Co. (The) MTN
4.125%	06/01/2044	500,000	501,329
3.750%	06/01/2021	200,000	213,818
3.700%	12/01/2042	200,000	187,683
2.350%	12/01/2022	200,000	192,296
1.100%	12/01/2017	250,000	247,467
0.450%	12/01/2015	350,000	349,876
Walt Disney Co. (The), Series B MTN
7.000%	03/01/2032	210,000	290,757
WPP Finance 2010 (United Kingdom)
3.750%	09/19/2024	300,000	296,487

			22,033,035

Metals & Mining—0.5%
Barrick PD Australia Finance Pty Ltd. (Australia)
5.950%	10/15/2039	400,000	403,679
BHP Billiton Finance USA Ltd. (Australia)
6.500%	04/01/2019	500,000	591,421
5.000%	09/30/2043	350,000	385,486
4.125%	02/24/2042	400,000	384,474
1.625%	02/24/2017	400,000	404,290
Freeport-McMoRan, Inc.
3.875%	03/15/2023	800,000	790,458
3.550%	03/01/2022	400,000	391,236
Goldcorp, Inc. (Canada)
3.625%	06/09/2021	400,000	405,519
Newmont Mining Corp.
6.250%	10/01/2039	200,000	197,777
3.500%	03/15/2022	400,000	371,241
Rio Tinto Alcan, Inc. (Canada)
6.125%	12/15/2033	150,000	180,473
Rio Tinto Finance USA Ltd. (Australia)
3.500%	11/02/2020	226,000	234,444
Rio Tinto Finance USA plc (United Kingdom)
4.750%	03/22/2042	300,000	306,541
3.500%	03/22/2022	500,000	508,134
2.250%	12/14/2018	400,000	402,026
2.000%	03/22/2017	500,000	508,010
Southern Copper Corp.
7.500%	07/27/2035	250,000	300,568
Teck Resources Ltd. (Canada)
5.200%	03/01/2042	300,000	275,072
3.000%	03/01/2019	300,000	298,120
Vale Overseas Ltd. (Cayman Islands)
6.875%	11/21/2036	400,000	453,000
6.250%	01/23/2017	500,000	551,439
4.625%	09/15/2020	500,000	527,205

			8,870,613

Multiline Retail—0.2%
Dollar General Corp.
1.875%	04/15/2018	500,000	481,962
Kohl’s Corp.
4.000%	11/01/2021	300,000	312,323
Macy’s Retail Holdings, Inc.
6.900%	04/01/2029	100,000	126,671

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
6.650%	07/15/2024	$100,000	$122,156
5.900%	12/01/2016	500,000	550,034
4.300%	02/15/2043	200,000	184,461
Nordstrom, Inc.
4.000%	10/15/2021	100,000	107,128
Target Corp.
6.350%	11/01/2032	500,000	637,234
6.000%	01/15/2018	500,000	569,418
4.000%	07/01/2042	200,000	186,358

			3,277,745

Multi-Utilities—0.3%
Ameren Illinois Co.
2.700%	09/01/2022	400,000	394,298
Berkshire Hathaway Energy Co.
6.125%	04/01/2036	200,000	248,309
Consolidated Edison Co. of New York, Inc., Series 06-C
5.500%	09/15/2016	500,000	543,804
Consolidated Edison Co. of New York, Inc., Series 09-C
5.500%	12/01/2039	300,000	355,377
Consumers Energy Co.
3.125%	08/31/2024	500,000	497,966
Dominion Resources, Inc., Series A
5.600%	11/15/2016	300,000	328,402
Dominion Resources, Inc., Series C
4.900%	08/01/2041	300,000	319,580
NiSource Finance Corp.
5.450%	09/15/2020	500,000	563,797
5.250%	02/15/2043	300,000	324,529
Puget Sound Energy, Inc.
4.434%	11/15/2041	300,000	319,601
Sempra Energy
6.150%	06/15/2018	250,000	285,826

			4,181,489

Oil, Gas & Consumable Fuels—2.2%
Alberta Energy Co. Ltd. (Canada)
7.375%	11/01/2031	400,000	525,830
Anadarko Petroleum Corp.
8.700%	03/15/2019	500,000	629,466
Apache Corp.
5.250%	02/01/2042	500,000	536,472
Apache Finance Canada Corp. (Canada)
7.750%	12/15/2029	150,000	212,893
Boardwalk Pipelines LP
3.375%	02/01/2023	200,000	186,453
BP Capital Markets plc (United Kingdom)
4.500%	10/01/2020	300,000	328,087
3.814%	02/10/2024	350,000	354,979
3.245%	05/06/2022	200,000	198,827
3.200%	03/11/2016	400,000	414,421
2.750%	05/10/2023	500,000	473,134
2.237%	05/10/2019	500,000	497,481
1.846%	05/05/2017	200,000	202,266
Buckeye Partners LP
2.650%	11/15/2018	250,000	249,930
Canadian Natural Resources Ltd. (Canada)
5.850%	02/01/2035	500,000	587,108
3.450%	11/15/2021	200,000	205,947
Cenovus Energy, Inc. (Canada)
5.700%	10/15/2019	200,000	229,551
CenterPoint Energy Resources Corp.
4.500%	01/15/2021	434,000	475,233

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
Chevron Corp.
3.191%	06/24/2023			$400,000	$403,502
2.355%	12/05/2022			400,000	381,618
0.889%	06/24/2016			300,000	301,394
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
4.250%	05/09/2043			200,000	188,338
3.000%	05/09/2023			200,000	186,191
1.750%	05/09/2018			200,000	197,083
1.125%	05/09/2016			200,000	200,236
ConocoPhillips Canada Funding Co. I (Canada)
5.950%	10/15/2036			500,000	622,533
5.625%	10/15/2016			500,000	549,316
ConocoPhillips Holding Co.
6.950%	04/15/2029			500,000	669,102
Continental Resources, Inc.
4.500%	04/15/2023			400,000	415,058
3.800%	06/01/2024			300,000	294,443
Devon Energy Corp.
7.950%	04/15/2032			350,000	496,196
5.600%	07/15/2041			100,000	111,881
2.400%	07/15/2016			300,000	306,686
1.875%	05/15/2017			300,000	302,944
Ecopetrol SA (Colombia)
4.250%	09/18/2018	†		500,000	531,250
4.125%	01/16/2025			400,000	388,000
El Paso Pipeline Partners Operating Co. LLC
4.700%	11/01/2042			200,000	178,394
Enable Midstream Partners LP
5.000%	05/15/2044		^	350,000	352,735
Enbridge Energy Partners LP
9.875%	03/01/2019			300,000	389,038
Encana Corp. (Canada)
5.150%	11/15/2041	†		300,000	316,795
3.900%	11/15/2021			300,000	310,116
Energy Transfer Partners LP
6.500%	02/01/2042			400,000	457,007
5.200%	02/01/2022			300,000	322,136
Enterprise Products Operating LLC
5.950%	02/01/2041			200,000	238,915
5.100%	02/15/2045			250,000	264,736
4.450%	02/15/2043			200,000	193,749
3.350%	03/15/2023			300,000	295,804
3.200%	02/01/2016			200,000	206,520
Enterprise Products Operating LLC, Series D
6.875%	03/01/2033			150,000	194,175
EOG Resources, Inc.
4.100%	02/01/2021			300,000	324,402
Exxon Mobil Corp.
3.176%	03/15/2024			400,000	408,448
Hess Corp.
7.300%	08/15/2031			250,000	334,625
1.300%	06/15/2017			400,000	398,744
Kerr-McGee Corp.
7.875%	09/15/2031			750,000	1,041,385
Kinder Morgan Energy Partners LP
6.550%	09/15/2040			300,000	346,498
6.500%	02/01/2037			300,000	341,249
5.950%	02/15/2018			300,000	335,796
5.000%	03/01/2043			200,000	185,588
4.150%	03/01/2022			500,000	505,946
3.500%	09/01/2023			400,000	380,563
Magellan Midstream Partners LP
4.200%	12/01/2042			200,000	187,756

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Marathon Oil Corp.
5.900%	03/15/2018		$455,000	$514,859
Marathon Petroleum Corp.
5.000%	09/15/2054		400,000	382,742
Nexen Energy ULC (Canada)
6.400%	05/15/2037		500,000	611,268
Noble Energy, Inc.
5.250%	11/15/2043		300,000	317,666
Occidental Petroleum Corp.
2.700%	02/15/2023		300,000	288,465
1.750%	02/15/2017		750,000	759,966
ONEOK Partners LP
6.150%	10/01/2016		160,000	175,582
3.375%	10/01/2022		300,000	293,045
Petrobras Global Finance BV (Netherlands)
7.250%	03/17/2044		250,000	271,410
4.375%	05/20/2023		400,000	375,812
3.250%	03/17/2017		350,000	355,064
Petrobras International Finance Co. (Cayman Islands)
5.750%	01/20/2020		500,000	527,355
Petro-Canada (Canada)
5.950%	05/15/2035		100,000	119,506
Phillips 66
4.300%	04/01/2022		400,000	425,334
Pioneer Natural Resources Co.
3.950%	07/15/2022		200,000	203,091
Plains All American Pipeline LP/PAA Finance Corp.
4.300%	01/31/2043		200,000	189,960
3.950%	09/15/2015		300,000	308,739
2.850%	01/31/2023		400,000	382,392
Statoil ASA (Norway)
5.100%	08/17/2040		300,000	337,275
3.150%	01/23/2022		500,000	509,393
2.650%	01/15/2024		300,000	287,700
1.150%	05/15/2018		300,000	293,998
Suncor Energy, Inc. (Canada)
7.150%	02/01/2032		500,000	685,590
Sunoco Logistics Partners Operations LP
4.950%	01/15/2043		200,000	195,543
3.450%	01/15/2023		200,000	194,325
Talisman Energy, Inc. (Canada)
6.250%	02/01/2038		300,000	335,749
Tennessee Gas Pipeline Co. LLC
7.000%	10/15/2028		350,000	431,016
Texas Eastern Transmission LP
7.000%	07/15/2032		150,000	197,102
Total Capital International SA (France)
3.700%	01/15/2024		250,000	256,866
2.875%	02/17/2022		400,000	398,733
2.100%	06/19/2019		300,000	299,464
Total Capital SA (France)
4.450%	06/24/2020		300,000	330,914
TransCanada PipeLines Ltd. (Canada)
6.350%	05/15/2067	#	1,000,000	1,035,000
5.850%	03/15/2036		500,000	587,723
3.750%	10/16/2023		400,000	406,977
Valero Energy Corp.
6.625%	06/15/2037		500,000	598,822
6.125%	06/15/2017		250,000	279,426
Western Gas Partners LP
2.600%	08/15/2018		250,000	252,240
Williams Cos., Inc. (The)
7.875%	09/01/2021		230,000	277,434

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Williams Partners LP
6.300%	04/15/2040		$100,000	$117,755
5.250%	03/15/2020		100,000	111,176
4.500%	11/15/2023		350,000	366,440

				36,653,886

Paper & Forest Products—0.1%
International Paper Co.
7.500%	08/15/2021		500,000	621,705
7.300%	11/15/2039		1,000,000	1,290,985

				1,912,690

Pharmaceuticals—0.8%
AbbVie, Inc.
4.400%	11/06/2042		300,000	282,945
2.900%	11/06/2022		300,000	287,348
2.000%	11/06/2018		300,000	295,660
1.750%	11/06/2017		300,000	299,201
1.200%	11/06/2015		300,000	301,211
Actavis Funding SCS (Luxembourg)
1.300%	06/15/2017	^	300,000	294,592
Actavis, Inc.
6.125%	08/15/2019		500,000	572,062
AstraZeneca plc (United Kingdom)
5.900%	09/15/2017		250,000	281,634
4.000%	09/18/2042		300,000	282,680
Bristol-Myers Squibb Co.
5.875%	11/15/2036		155,000	192,691
3.250%	08/01/2042		200,000	168,137
Eli Lilly & Co.
6.770%	01/01/2036		250,000	335,032
GlaxoSmithKline Capital plc (United Kingdom)
2.850%	05/08/2022		300,000	294,598
GlaxoSmithKline Capital, Inc.
2.800%	03/18/2023		1,200,000	1,157,503
Johnson & Johnson
4.950%	05/15/2033		200,000	235,071
4.850%	05/15/2041		200,000	230,950
3.550%	05/15/2021		200,000	215,224
2.150%	05/15/2016		200,000	205,134
Merck & Co., Inc.
6.550%	09/15/2037		200,000	265,963
6.500%	12/01/2033		250,000	336,751
3.875%	01/15/2021		500,000	536,637
3.600%	09/15/2042		200,000	182,544
2.400%	09/15/2022		200,000	191,186
1.100%	01/31/2018		200,000	198,066
Merck Sharp & Dohme Corp.
5.000%	06/30/2019		500,000	563,767
Mylan, Inc.
5.400%	11/29/2043		250,000	265,950
1.350%	11/29/2016		250,000	250,103
Novartis Capital Corp.
4.400%	05/06/2044		230,000	240,175
Novartis Securities Investment Ltd. (Bermuda)
5.125%	02/10/2019		500,000	562,081
Perrigo Co. plc (Ireland)
2.300%	11/08/2018	^	300,000	298,288
Pfizer, Inc.
4.400%	05/15/2044		350,000	354,395
3.400%	05/15/2024		350,000	350,197
3.000%	06/15/2023		1,000,000	993,697

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Pharmacia Corp.
6.500%	12/01/2018		$350,000	$412,126
Sanofi (France)
2.625%	03/29/2016		400,000	412,068
Teva Pharmaceutical Finance Co. LLC
6.150%	02/01/2036		250,000	301,549
Teva Pharmaceutical Finance IV LLC
2.250%	03/18/2020		200,000	195,489
Wyeth LLC
6.500%	02/01/2034		250,000	327,582
Zoetis, Inc.
4.700%	02/01/2043		200,000	201,879
3.250%	02/01/2023		300,000	293,916
1.150%	02/01/2016		300,000	300,749

				13,966,831

Real Estate Investment Trusts (REITs)—0.7%
Alexandria Real Estate Equities, Inc.
2.750%	01/15/2020		500,000	496,027
American Tower Corp.
4.500%	01/15/2018		500,000	534,169
3.500%	01/31/2023		400,000	380,949
AvalonBay Communities, Inc. MTN
2.850%	03/15/2023		300,000	287,800
Boston Properties LP
4.125%	05/15/2021		300,000	318,485
3.125%	09/01/2023		450,000	433,394
Brandywine Operating Partnership LP
3.950%	02/15/2023		300,000	300,354
CubeSmart LP
4.375%	12/15/2023		300,000	310,605
DDR Corp.
4.625%	07/15/2022		200,000	211,689
Duke Realty LP
3.875%	10/15/2022		200,000	202,586
ERP Operating LP
5.375%	08/01/2016		500,000	540,106
3.000%	04/15/2023		200,000	193,211
Federal Realty Investment Trust
2.750%	06/01/2023		200,000	190,562
HCP, Inc.
4.250%	11/15/2023		400,000	413,053
HCP, Inc. MTN
6.700%	01/30/2018		250,000	287,811
Health Care REIT, Inc.
6.125%	04/15/2020		300,000	347,376
4.500%	01/15/2024		200,000	206,149
Highwoods Realty LP
3.200%	06/15/2021		400,000	394,148
Hospitality Properties Trust
5.000%	08/15/2022		300,000	316,266
Host Hotels & Resorts LP
6.000%	10/01/2021		300,000	342,158
Kimco Realty Corp.
3.125%	06/01/2023		200,000	192,505
Lexington Realty Trust
4.400%	06/15/2024		400,000	402,050
Liberty Property LP
3.375%	06/15/2023		300,000	291,642
National Retail Properties, Inc.
3.900%	06/15/2024		400,000	401,784
Omega Healthcare Investors, Inc.
4.950%	04/01/2024	^	350,000	357,875

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Realty Income Corp.
5.875%	03/15/2035	$200,000	$231,836
Regency Centers LP
3.750%	06/15/2024	200,000	199,942
Simon Property Group LP
4.750%	03/15/2042	400,000	416,207
4.375%	03/01/2021	400,000	436,309
2.800%	01/30/2017	500,000	517,404
2.200%	02/01/2019	400,000	401,510
Ventas Realty LP/Ventas Capital Corp.
4.250%	03/01/2022	400,000	417,501
Vornado Realty LP
2.500%	06/30/2019	500,000	499,169
Weyerhaeuser Co.
7.375%	03/15/2032	300,000	398,730
WP Carey, Inc.
4.600%	04/01/2024	350,000	362,472

			12,233,834

Road & Rail—0.4%
Burlington Northern Santa Fe LLC
7.950%	08/15/2030	300,000	419,445
5.650%	05/01/2017	500,000	554,703
5.150%	09/01/2043	350,000	385,714
3.450%	09/15/2021	200,000	206,569
Canadian National Railway Co. (Canada)
2.250%	11/15/2022	300,000	285,296
Canadian Pacific Railway Co. (Canada)
7.250%	05/15/2019	300,000	363,465
CSX Corp.
7.375%	02/01/2019	300,000	362,598
6.250%	04/01/2015	6,000	6,172
6.000%	10/01/2036	334,000	409,136
4.500%	08/01/2054	500,000	490,496
Norfolk Southern Corp.
5.900%	06/15/2019	300,000	347,623
4.800%	08/15/2043	350,000	376,753
3.250%	12/01/2021	200,000	204,194
Ryder System, Inc. MTN
2.350%	02/26/2019	400,000	399,550
Union Pacific Corp.
4.821%	02/01/2044	557,000	606,687
3.750%	03/15/2024	500,000	521,661

			5,940,062

Semiconductors & Semiconductor Equipment—0.2%
Intel Corp.
4.800%	10/01/2041	300,000	314,024
4.250%	12/15/2042	200,000	195,829
3.300%	10/01/2021	300,000	309,029
1.350%	12/15/2017	400,000	399,015
Texas Instruments, Inc.
1.650%	08/03/2019	275,000	267,763
0.875%	03/12/2017	750,000	748,799
Xilinx, Inc.
2.125%	03/15/2019	150,000	149,229

			2,383,688

Software—0.3%
Microsoft Corp.
4.500%	10/01/2040	300,000	313,223
3.625%	12/15/2023	750,000	785,181
1.625%	09/25/2015	400,000	405,426

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Oracle Corp.
5.750%	04/15/2018		$500,000	$567,444
5.375%	07/15/2040		500,000	568,883
5.250%	01/15/2016		500,000	530,002
4.500%	07/08/2044		350,000	355,177
2.800%	07/08/2021		350,000	347,921
2.500%	10/15/2022		400,000	382,970

				4,256,227

Specialty Retail—0.2%
AutoNation, Inc.
6.750%	04/15/2018		200,000	228,724
Bed Bath & Beyond, Inc.
3.749%	08/01/2024	†	500,000	496,365
Gap, Inc. (The)
5.950%	04/12/2021		200,000	227,764
Home Depot, Inc. (The)
5.875%	12/16/2036		550,000	679,482
5.400%	03/01/2016		400,000	426,715
2.000%	06/15/2019		400,000	397,735
Lowe’s Cos., Inc.
5.800%	04/15/2040		300,000	363,290
5.400%	10/15/2016		400,000	435,890
4.250%	09/15/2044		400,000	391,413
TJX Cos., Inc. (The)
2.750%	06/15/2021		300,000	299,500

				3,946,878

Technology Hardware, Storage & Peripherals—0.3%
Apple, Inc.
3.850%	05/04/2043		300,000	278,873
3.450%	05/06/2024		400,000	404,470
2.850%	05/06/2021		500,000	501,430
2.400%	05/03/2023		300,000	283,998
1.050%	05/05/2017		500,000	498,615
1.000%	05/03/2018		200,000	195,167
0.450%	05/03/2016		200,000	199,661
EMC Corp.
1.875%	06/01/2018		500,000	497,486
Hewlett-Packard Co.
6.000%	09/15/2041		200,000	228,802
4.650%	12/09/2021	†	300,000	325,246
3.750%	12/01/2020		500,000	518,856
3.300%	12/09/2016		300,000	313,183
2.200%	12/01/2015		250,000	254,264
2.125%	09/13/2015		500,000	507,089
Seagate HDD Cayman (Cayman Islands)
4.750%	06/01/2023		400,000	405,000
Seagate Technology HDD Holdings (Cayman Islands)
6.800%	10/01/2016		75,000	82,312

				5,494,452

Textiles, Apparel & Luxury Goods—0.0%
NIKE, Inc.
3.625%	05/01/2043		300,000	283,422
2.250%	05/01/2023		300,000	284,123

				567,545

Thrifts & Mortgage Finance—0.1%
Abbey National Treasury Services plc (United Kingdom)
3.050%	08/23/2018		350,000	363,065
2.350%	09/10/2019		400,000	395,339

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
BPCE SA (France)
4.000%	04/15/2024			$750,000	$757,200

					1,515,604

Tobacco—0.3%
Altria Group, Inc.
9.950%	11/10/2038			97,000	160,872
9.250%	08/06/2019			524,000	682,843
4.250%	08/09/2042			750,000	682,759
4.000%	01/31/2024			500,000	511,211
Lorillard Tobacco Co.
6.875%	05/01/2020			300,000	352,170
Philip Morris International, Inc.
5.650%	05/16/2018			500,000	565,943
4.375%	11/15/2041			200,000	196,431
2.900%	11/15/2021			200,000	200,281
1.625%	03/20/2017			500,000	505,402
1.125%	08/21/2017			300,000	298,275
Reynolds American, Inc.
6.150%	09/15/2043			300,000	344,420

					4,500,607

Trading Companies & Distributors—0.0%
Air Lease Corp.
3.375%	01/15/2019	†		200,000	203,500
GATX Corp.
4.750%	06/15/2022			300,000	324,836

					528,336

Wireless Telecommunication Services—0.2%
America Movil SAB de CV (Mexico)
6.125%	03/30/2040			300,000	352,326
5.000%	03/30/2020			400,000	439,724
3.125%	07/16/2022			500,000	486,790
Rogers Communications, Inc. (Canada)
6.800%	08/15/2018			500,000	585,929
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030			350,000	475,444
Vodafone Group plc (United Kingdom)
7.875%	02/15/2030			250,000	336,180
6.150%	02/27/2037			200,000	230,352
5.625%	02/27/2017			500,000	548,386
1.500%	02/19/2018			300,000	295,883

					3,751,014

TOTAL CORPORATE OBLIGATIONS (Cost $389,667,833)					401,656,506

MORTGAGE-BACKED SECURITIES—31.0%
Commercial Mortgage-Backed Securities—1.6%
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4
5.889%	07/10/2044		#	488,001	520,320
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2
5.634%	04/10/2049		#	93,495	93,599
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4
5.492%	02/10/2051			2,000,000	2,156,282
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4
5.349%	09/10/2047		#	795,303	819,270
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AM
5.349%	09/10/2047		#	1,000,000	1,044,050

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4
4.674%	06/11/2041			$637,760	$646,740
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A4A
5.288%	10/12/2042		#	921,000	950,018
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4
5.537%	10/12/2041			958,604	1,027,414
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A2
2.962%	11/10/2046			1,000,000	1,026,903
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A1
1.199%	03/10/2047			464,162	461,096
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4
5.322%	12/11/2049	†		1,000,000	1,069,247
COMM Mortgage Trust, Series 2013-CR11, Class B
5.332%	10/10/2046		#	500,000	548,425
COMM Mortgage Trust, Series 2013-LC13, Class A4
3.916%	08/10/2046			1,000,000	1,048,271
COMM Mortgage Trust, Series 2014-CR15, Class A4
4.074%	02/10/2047		#	500,000	528,265
COMM Mortgage Trust, Series 2014-CR16, Class A4
4.051%	04/10/2047			500,000	527,127
COMM Mortgage Trust, Series 2014-UBS2, Class A1
1.298%	03/10/2047			937,160	930,151
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM
5.290%	11/10/2045		#	750,000	782,251
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4
5.736%	12/10/2049			1,000,000	1,096,560
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.444%	03/10/2039			1,000,000	1,078,183
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4
5.553%	04/10/2038		#	800,000	834,090
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4
5.560%	11/10/2039			1,200,000	1,285,745
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A4
3.377%	05/10/2045			1,000,000	1,026,685
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4
5.794%	02/12/2051		#	500,000	546,868
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3
5.420%	01/15/2049			473,069	510,163
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4
5.882%	02/15/2051		#	1,000,000	1,090,001
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3
3.507%	05/15/2045			500,000	515,379
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4
6.066%	06/12/2046		#	493,636	524,560
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4
5.414%	07/12/2046		#	701,829	745,801
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.858%	11/15/2045			500,000	489,510
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2
3.085%	08/15/2046			700,000	724,639
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.102%	05/15/2046			800,000	789,805

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5
2.850%	12/10/2045			$500,000	$487,214
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM
5.795%	07/15/2045		#	1,000,000	1,070,782

					26,995,414

U.S. Government Agency Mortgage-Backed Securities—29.4%
Federal Home Loan Mortgage Corp.
7.500%	06/01/2027 10/01/2029	-		161,685	189,498
7.000%	02/01/2016 09/01/2036	-		254,275	278,454
6.500%	01/01/2015 01/01/2039	-		1,078,417	1,229,558
6.211%	01/01/2037		#	74,803	80,203
6.000%	11/01/2016 10/01/2038	-		2,895,203	3,275,123
5.680%	02/01/2037		#	132,996	142,186
5.500%	02/01/2018 06/01/2041	-		6,083,507	6,785,910
5.000%	08/01/2017 07/01/2041	-		9,705,874	10,697,878
4.500%	08/01/2018 04/01/2044	-		12,960,555	13,983,095
4.000%	07/01/2018 09/01/2044	-		17,885,262	18,894,899
3.500%	10/01/2025 08/01/2044	-		23,960,952	24,631,046
3.444%	06/01/2041		#	82,253	87,856
3.000%	03/01/2027 01/01/2044	-		23,734,214	23,756,323
2.689%	01/01/2042		#	229,707	241,816
2.500%	08/01/2027 07/01/2043	-		5,784,979	5,840,185
2.447%	10/01/2043		#	718,450	730,523
2.139%	08/01/2043		#	795,711	803,706
Federal Home Loan Mortgage Corp. TBA
5.000%	10/15/2044			400,000	440,562
4.500%	10/15/2044			2,900,000	3,127,922
4.000%	10/15/2044 11/15/2044	-		6,800,000	7,157,153
3.500%	10/15/2029 11/15/2044	-		1,200,000	1,225,236
3.000%	10/15/2029 10/15/2044	-		2,100,000	2,114,438
2.500%	10/15/2029			3,200,000	3,219,376
2.000%	10/15/2029			1,300,000	1,272,096
Federal National Mortgage Association
7.500%	06/01/2030 07/01/2031	-		16,812	18,055
7.000%	03/01/2030 04/01/2038	-		550,304	608,857
6.500%	02/01/2017 10/01/2039	-		1,235,499	1,411,035
6.000%	06/01/2016 11/01/2039	-		4,010,222	4,535,459
5.500%	01/01/2018 09/01/2041	-		11,038,488	12,307,091
5.000%	03/01/2018 08/01/2041	-		16,982,917	18,725,364
4.500%	03/01/2018 11/01/2041	-		18,594,953	20,098,618

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
4.000%	08/01/2018 06/01/2044	-		$22,473,599	$23,784,259
3.581%	08/01/2040		#	135,027	142,603
3.537%	05/01/2041		#	185,415	195,786
3.500%	10/01/2025 02/01/2044	-		26,279,442	27,079,499
3.480%	02/01/2041		#	106,108	111,224
3.234%	07/01/2040		#	285,740	304,572
3.153%	06/01/2040		#	103,728	111,236
3.000%	07/01/2027 11/01/2043	-		26,856,694	26,802,328
2.943%	05/01/2042		#	276,259	285,277
2.819%	01/01/2042		#	436,044	452,885
2.702%	12/01/2043		#	77,752	80,291
2.624%	01/01/2037		#	279,914	282,737
2.500%	08/01/2027 09/01/2043	-		5,485,344	5,469,148
2.454%	05/01/2035		#	169,555	181,404
2.451%	02/01/2037		#	77,767	83,799
2.250%	03/01/2037		#	1,475,886	1,580,131
2.198%	05/01/2035		#	277,819	297,523
Federal National Mortgage Association - ACES, Series 2013-M14
2.608%	04/25/2023		#	925,834	907,942
Federal National Mortgage Association - ACES, Series 2014-M3, Class AB2
3.462%	01/25/2024		#	640,000	659,197
Federal National Mortgage Association TBA
5.500%- 6.500%	10/25/2029 10/25/2044	-		100,000	111,798
4.500%- 5.000%	11/25/2029 10/25/2044	-		4,100,000	4,355,675
4.000%	10/25/2029 11/25/2044	-		21,390,000	22,543,177
3.500%	10/25/2029 11/25/2044	-		17,600,000	18,069,583
3.000%	10/25/2029 10/25/2044	-		19,900,000	19,940,706
2.500%	10/25/2029			8,700,000	8,749,617
2.000%	10/25/2029			2,000,000	1,957,187
FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2
4.186%	12/25/2020		#	900,000	985,616
FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2
3.871%	04/25/2021			1,500,000	1,616,602
FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2
2.873%	12/25/2021			575,000	583,335
FHLMC Multifamily Structured Pass Through Certificates, Series K032, Class A1
3.016%	02/25/2023			456,174	473,238
FHLMC Multifamily Structured Pass Through Certificates, Series K032, Class A2
3.310%	05/25/2023		#	865,000	893,045
FHLMC Multifamily Structured Pass Through Certificates, Series K033, Class A2
3.060%	07/25/2023		#	800,000	810,387
FHLMC Multifamily Structured Pass Through Certificates, Series K714, Class A1
2.075%	12/25/2019			632,840	642,763
Government National Mortgage Association
7.500%	12/15/2029 05/15/2032	-		250,320	304,524

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
6.500%	03/15/2026 01/15/2039	-		$738,141	$844,880
6.000%	02/15/2033 12/15/2039	-		1,877,928	2,136,522
5.500%	01/15/2024 07/20/2040	-		3,880,662	4,348,185
5.000%	03/20/2033 05/20/2044	-		12,086,551	13,380,894
4.500%	04/20/2026 05/20/2044	-		20,603,558	22,433,708
4.000%	08/15/2024 08/20/2044	-		22,423,343	23,843,854
3.500%	12/15/2025 09/20/2044	-		20,308,034	21,046,814
3.500%	12/20/2040 05/20/2041	-	#	995,881	1,052,522
3.000%	04/15/2027 08/20/2044	-		15,846,998	16,029,887
3.000%	02/20/2041 07/20/2042	-	#	1,296,077	1,350,971
2.500%	12/20/2027 07/20/2043	-		1,505,130	1,498,210
2.500%	12/20/2040 11/20/2043	-	#	643,285	667,172
2.000%	10/20/2042 06/20/2043	-	#	572,268	588,432
Government National Mortgage Association TBA
4.000%- 5.000%	10/15/2044 11/15/2044	-		2,700,000	2,803,570
3.500%	10/15/2044 11/15/2044	-		12,000,000	12,397,562
3.000%	10/15/2044			7,500,000	7,548,468
2.500%	10/15/2044			100,000	96,373

					490,826,639

TOTAL MORTGAGE-BACKED SECURITIES (Cost $509,775,849)					517,822,053

U.S. TREASURY OBLIGATIONS—34.6%
U.S. Treasury Bonds—5.0%
U.S. Treasury Bond
9.875%	11/15/2015			2,470,000	2,738,612
9.125%	05/15/2018			1,060,000	1,353,363
8.875%	02/15/2019			2,500,000	3,272,168
8.500%	02/15/2020			451,000	605,044
8.125%	05/15/2021			220,000	302,225
7.625%	11/15/2022			250,000	349,141
7.500%	11/15/2016			800,000	915,250
7.250%	05/15/2016 08/15/2022	-		3,497,000	4,313,355
7.125%	02/15/2023			2,000,000	2,730,624
6.750%	08/15/2026			290,000	412,072
6.625%	02/15/2027			385,000	545,647
6.500%	11/15/2026			920,000	1,287,569
6.375%	08/15/2027			650,000	909,594
6.250%	08/15/2023 05/15/2030	-		1,495,000	2,052,970
6.125%	11/15/2027			552,000	758,741
6.000%	02/15/2026			710,000	947,961
5.500%	08/15/2028			300,000	393,891
4.750%	02/15/2041			633,000	820,131
4.625%	02/15/2040			2,470,000	3,129,181

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
4.500%	02/15/2036 08/15/2039	-	$4,719,000	$5,837,467
4.375%	11/15/2039 05/15/2041	-	4,110,000	5,023,404
4.250%	05/15/2039 11/15/2040	-	2,903,000	3,483,065
3.875%	08/15/2040		1,730,000	1,959,090
3.750%	08/15/2041 11/15/2043	-	4,710,000	5,210,609
3.625%	08/15/2043 02/15/2044	-	6,530,000	7,059,009
3.500%	02/15/2039		749,000	797,158
3.375%	05/15/2044		4,185,000	4,321,665
3.125%	11/15/2041 08/15/2044	-	11,400,000	11,264,433
3.000%	05/15/2042		1,581,000	1,527,148
2.875%	05/15/2043		3,590,000	3,363,941
2.750%	08/15/2042 11/15/2042	-	5,573,000	5,103,290

				82,787,818

U.S. Treasury Notes—29.6%
U.S. Treasury Note
5.125%	05/15/2016		3,280,000	3,529,716
4.875%	08/15/2016		1,050,000	1,134,287
4.750%	08/15/2017		1,849,000	2,042,712
4.625%	11/15/2016 02/15/2017	-	3,220,000	3,499,085
4.500%	11/15/2015 05/15/2017	-	4,530,000	4,783,895
4.250%	11/15/2017		2,430,000	2,660,755
4.000%	08/15/2018		1,750,000	1,917,892
3.875%	05/15/2018		750,000	816,416
3.750%	11/15/2018		2,350,000	2,555,900
3.625%	08/15/2019 02/15/2021	-	12,190,000	13,289,786
3.500%	02/15/2018 05/15/2020	-	2,991,000	3,215,092
3.375%	11/15/2019		3,060,000	3,295,357
3.250%	05/31/2016 03/31/2017	-	9,912,000	10,414,902
3.125%	10/31/2016 05/15/2021	-	11,583,000	12,248,057
3.000%	08/31/2016 09/30/2016	-	2,947,000	3,085,400
2.875%	03/31/2018		1,060,000	1,115,733
2.750%	11/30/2016 02/15/2024	-	17,272,000	17,855,786
2.625%	02/29/2016 11/15/2020	-	11,882,000	12,296,065
2.500%	06/30/2017 05/15/2024	-	12,765,000	12,847,903
2.375%	03/31/2016 08/15/2024	-	11,404,000	11,504,471
2.250%	03/31/2016 07/31/2021	-	10,490,000	10,616,762
2.125%	12/31/2015 09/30/2021	-	16,850,000	16,890,027
2.000%	01/31/2016 02/15/2023	-	29,923,000	29,748,830
1.875%	08/31/2017 06/30/2020	-	7,646,000	7,758,776

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
1.750%	05/31/2016 05/15/2023	-		$16,728,000	$16,390,426
1.625%	03/31/2019 11/15/2022	-		15,874,000	15,595,333
1.625%	08/31/2019		†	2,100,000	2,085,808
1.500%	06/30/2016 05/31/2019	-		25,747,000	25,748,263
1.375%	11/30/2015 05/31/2020	-		25,596,000	25,419,879
1.250%	10/31/2015 02/29/2020	-		12,339,000	12,199,293
1.125%	05/31/2019 04/30/2020	-		9,880,000	9,490,387
1.000%	08/31/2016 11/30/2019	-		38,423,000	37,938,906
0.875%	09/15/2016 01/31/2018	-		38,752,000	38,728,081
0.750%	01/15/2017 03/31/2018	-		22,755,000	22,493,942
0.625%	07/15/2016 04/30/2018	-		38,130,000	37,813,161
0.500%	07/31/2016 08/31/2016	-	†	5,510,000	5,507,964
0.500%	06/15/2016 07/31/2017	-		12,110,000	12,061,164
0.375%	11/15/2015 05/31/2016	-		21,695,000	21,712,610
0.250%	10/15/2015 05/15/2016	-		22,399,000	22,391,226

					494,700,048

TOTAL U.S. TREASURY OBLIGATIONS (Cost $579,052,426)					577,487,866

GOVERNMENT RELATED OBLIGATIONS—9.2%
U.S. Government Agencies—3.5%
Federal Farm Credit Bank
4.875%	12/16/2015			1,245,000	1,313,608
0.540%	11/07/2016			300,000	298,405
Federal Home Loan Bank
5.500%	07/15/2036			500,000	649,439
4.875%	09/08/2017			1,250,000	1,384,683
4.750%	12/16/2016			1,000,000	1,088,256
2.125%	06/10/2016			500,000	513,484
1.625%	04/28/2017 06/14/2019	-		1,100,000	1,085,202
1.500%	02/28/2017			1,100,000	1,109,979
1.250%	02/28/2018			300,000	298,580
0.500%	11/20/2015			1,000,000	1,002,944
0.375%	06/24/2016			500,000	499,191
Federal Home Loan Bank, Series 1
1.000%	06/21/2017			1,500,000	1,501,016
0.875%	05/24/2017			260,000	259,482
Federal Home Loan Bank, Series 3823
0.500%	09/28/2016			500,000	498,782
Federal Home Loan Bank, Series 656
5.375%	05/18/2016			900,000	971,419
Federal Home Loan Mortgage Corp.
6.750%	03/15/2031			400,000	577,263
6.250%	07/15/2032			650,000	906,864
5.500%	07/18/2016		†	1,000,000	1,086,173
5.125%	11/17/2017			800,000	894,322
4.875%	06/13/2018			1,000,000	1,124,006

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
4.750%	11/17/2015			$1,000,000	$1,050,460
3.750%	03/27/2019			500,000	541,643
2.375%	01/13/2022			1,000,000	994,879
2.000%	08/25/2016			1,500,000	1,540,136
1.375%	05/01/2020			1,000,000	964,521
1.250%	05/12/2017 10/02/2019	-		2,000,000	1,979,195
1.250%	08/01/2019		†	1,000,000	971,182
1.200%	06/12/2018			200,000	198,182
1.020%	04/30/2018			825,000	811,926
1.000%	03/08/2017			1,000,000	1,003,069
0.875%	10/14/2016 02/22/2017	-		2,000,000	2,004,347
0.700%	09/27/2016			280,000	280,023
0.580%	08/26/2016			1,500,000	1,493,442
0.500%	01/28/2016			300,000	300,143
Federal National Mortgage Association
7.250%	05/15/2030			400,000	595,898
7.125%	01/15/2030			700,000	1,024,750
6.625%	11/15/2030			500,000	711,648
6.250%	05/15/2029			540,000	731,369
6.000%	04/18/2036			250,000	269,542
5.000%	03/15/2016 05/11/2017	-		1,550,000	1,677,768
4.375%	10/15/2015			1,000,000	1,043,489
2.625%	09/06/2024			2,000,000	1,971,620
1.875%	09/18/2018 02/19/2019	-		3,000,000	3,024,526
1.625%	11/27/2018			1,000,000	998,334
1.250%	09/28/2016 01/30/2017	-		1,000,000	1,010,802
1.125%	04/27/2017			1,000,000	1,005,278
1.070%	09/27/2017			500,000	500,031
1.000%	12/28/2017 02/15/2018	-		970,000	956,810
0.950%	08/23/2017			750,000	744,122
0.875%	02/08/2018 05/21/2018	-		3,000,000	2,946,122
0.500%	04/29/2016			685,000	685,060
0.375%	07/05/2016			1,000,000	998,039
0.000%	06/01/2017 10/09/2019	-		1,400,000	1,275,552
Federal National Mortgage Association, Series 1
1.000%	04/30/2018			500,000	492,751
Financing Corp. Fico
8.600%	09/26/2019			500,000	654,971
Financing Corp. Fico, Series E
9.650%	11/02/2018			500,000	657,260
Israel Government AID Bond (Israel)
5.500%	04/26/2024			350,000	426,085
Tennessee Valley Authority
5.250%	09/15/2039			500,000	609,459
3.500%	12/15/2042			500,000	467,713
1.750%	10/15/2018			500,000	500,914
Tennessee Valley Authority, Series E
6.250%	12/15/2017			1,200,000	1,386,224

					58,562,383

Non-U.S. Government Agencies—1.4%
Export Development Canada (Canada)
1.750%	08/19/2019			500,000	497,461
0.625%	12/15/2016			350,000	348,753

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date				Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Export-Import Bank of Korea (Korea, Republic of)
5.000%	04/11/2022				$400,000	$447,852
3.750%	10/20/2016				500,000	526,730
3.250%	08/12/2026				500,000	491,824
FMS Wertmanagement AoeR (Germany)
1.625%	11/20/2018				350,000	349,688
0.625%	04/18/2016				400,000	400,597
Japan Bank for International Cooperation (Japan)
2.500%	05/18/2016				400,000	412,443
1.750%	07/31/2018				500,000	501,844
Japan Bank for International Cooperation, Series DTC (Japan)
1.125%	07/19/2017				500,000	499,263
KFW (Germany)
4.875%	01/17/2017				500,000	545,385
4.500%	07/16/2018				500,000	554,546
4.000%	01/27/2020				300,000	330,355
2.625%	02/16/2016				1,000,000	1,030,023
2.125%	01/17/2023				500,000	485,957
2.000%	10/04/2022		†		500,000	483,140
1.875%	04/01/2019				500,000	502,876
1.250%	02/15/2017				400,000	403,638
0.750%	03/17/2017				2,000,000	1,992,208
0.625%	12/15/2016				350,000	348,850
0.500%	07/15/2016				750,000	748,952
KFW MTN (Germany)
4.375%	03/15/2018				500,000	549,852
2.750%	09/08/2020 10/01/2020	-			1,000,000	1,034,886
0.500%	04/19/2016				500,000	500,188
Korea Development Bank (The) (Korea, Republic of)
3.875%	05/04/2017				300,000	317,643
3.750%	01/22/2024				750,000	769,154
Korea Finance Corp. (Korea, Republic of)
2.875%	08/22/2018				350,000	358,343
Landwirtschaftliche Rentenbank (Germany)
5.125%	02/01/2017				300,000	329,165
1.750%	04/15/2019				250,000	249,666
Landwirtschaftliche Rentenbank, Series G13 (Germany)
4.875%	11/16/2015				750,000	787,930
Oesterreichische Kontrollbank AG (Austria)
2.000%	06/03/2016				300,000	307,251
1.625%	03/12/2019				350,000	348,058
Petrobras International Finance Co. (Cayman Islands)
8.375%	12/10/2018				250,000	294,181
6.750%	01/27/2041				300,000	309,600
6.125%	10/06/2016				500,000	539,355
5.375%	01/27/2021				600,000	609,492
Petroleos Mexicanos (Mexico)
8.000%	05/03/2019				1,000,000	1,219,500
6.625%	06/15/2035				500,000	582,750
5.500%	01/21/2021 06/27/2044	-			900,000	962,830
4.875%	01/18/2024			^	500,000	525,750
Svensk Exportkredit AB (Sweden)
5.125%	03/01/2017				500,000	548,305
1.875%	06/17/2019				500,000	499,344

						23,545,628

Sovereign Debt—1.5%
Brazilian Government International Bond (Brazil)
11.000%	08/17/2040				260,000	282,750
10.125%	05/15/2027				435,000	676,425

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
8.875%	04/15/2024		$400,000	$547,000
7.125%	01/20/2037		460,000	566,950
5.875%	01/15/2019		500,000	565,000
4.875%	01/22/2021		200,000	213,600
4.250%	01/07/2025		500,000	495,625
Canada Government International Bond (Canada)
1.625%	02/27/2019		750,000	748,084
Chile Government International Bond (Chile)
3.875%	08/05/2020		500,000	536,000
Colombia Government International Bond (Colombia)
11.750%	02/25/2020		200,000	285,000
8.125%	05/21/2024		200,000	266,000
7.375%	09/18/2037	†	200,000	268,500
Israel Government International Bond (Israel)
4.000%	06/30/2022		400,000	429,800
Mexico Government International Bond (Mexico)
6.050%	01/11/2040		500,000	592,500
3.625%	03/15/2022		300,000	305,700
Mexico Government International Bond MTN (Mexico)
5.950%	03/19/2019		1,000,000	1,144,000
4.750%	03/08/2044		800,000	798,000
3.500%	01/21/2021		500,000	507,953
Panama Government International Bond (Panama)
6.700%	01/26/2036		288,000	354,960
5.200%	01/30/2020		450,000	497,250
Peruvian Government International Bond (Peru)
7.350%	07/21/2025		400,000	523,000
6.550%	03/14/2037		500,000	632,500
Philippine Government International Bond (Philippines)
10.625%	03/16/2025		600,000	945,000
9.500%	02/02/2030		400,000	625,500
9.375%	01/18/2017		200,000	236,750
6.500%	01/20/2020		300,000	354,750
5.000%	01/13/2037		500,000	555,000
Poland Government International Bond (Poland)
6.375%	07/15/2019		500,000	588,750
5.125%	04/21/2021		1,300,000	1,450,735
Republic of Colombia (Colombia)
5.625%	02/26/2044		500,000	552,500
Republic of Finland (Finland)
6.950%	02/15/2026		150,000	195,499
Republic of Italy (Italy)
6.875%	09/27/2023		450,000	578,749
5.375%	06/15/2033		300,000	361,850
Republic of Korea (Korea, Republic of)
3.875%	09/11/2023		250,000	268,037
South Africa Government International Bond (South Africa)
6.875%	05/27/2019		500,000	570,060
5.375%	07/24/2044		500,000	497,188
4.665%	01/17/2024	†	400,000	405,000
State of Israel (Israel)
5.500%	11/09/2016		300,000	328,863
Turkey Government International Bond (Turkey)
8.000%	02/14/2034		600,000	771,000
7.500%	11/07/2019		500,000	575,750
7.000%	09/26/2016		200,000	219,148
5.750%	03/22/2024		350,000	373,345
4.875%	04/16/2043		1,000,000	907,000
3.250%	03/23/2023		800,000	723,000
United Mexican States MTN (Mexico)
8.300%	08/15/2031		950,000	1,403,625
Uruguay Government International Bond (Uruguay)
8.000%	11/18/2022		330,815	430,060

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
4.125%	11/20/2045			$200,000	$170,500

					25,324,256

Supranational—1.6%
African Development Bank
0.750%	10/18/2016			830,000	830,740
African Development Bank, Series GDIF
1.250%	09/02/2016			400,000	404,301
Asian Development Bank MTN
2.500%	03/15/2016			400,000	411,758
1.750%	09/11/2018			500,000	503,495
1.375%	03/23/2020		†	300,000	290,630
1.125%	03/15/2017			500,000	502,222
0.750%	01/11/2017			500,000	499,789
Corp. Andina de Fomento
3.750%	01/15/2016			300,000	310,696
Council Of Europe Development Bank MTN
1.500%	02/22/2017			400,000	405,059
European Bank for Reconstruction & Development MTN
2.500%	03/15/2016			500,000	515,072
1.750%	06/14/2019			500,000	498,178
1.000%	02/16/2017			500,000	501,349
European Investment Bank
5.125%	09/13/2016 05/30/2017	-		1,750,000	1,910,460
4.875%	02/16/2016 02/15/2036	-		1,150,000	1,289,630
2.875%	09/15/2020			500,000	520,948
2.500%	05/16/2016 04/15/2021	-		1,500,000	1,540,216
1.875%	03/15/2019			1,500,000	1,507,001
1.750%	03/15/2017			500,000	509,722
1.125%	09/15/2017			500,000	499,626
1.000%	03/15/2018 06/15/2018	-		900,000	885,688
European Investment Bank MTN
1.625%	09/01/2015 12/18/2018	-		1,700,000	1,707,170
Inter-American Development Bank
3.000%	02/21/2024		†	250,000	259,231
1.750%	08/24/2018			400,000	402,999
1.375%	10/18/2016		†	300,000	304,034
1.125%	03/15/2017			500,000	504,716
0.625%	09/12/2016			300,000	299,635
Inter-American Development Bank MTN
3.875%	02/14/2020			400,000	439,301
0.875%	11/15/2016 03/15/2018	-	†	1,500,000	1,484,155
International Bank for Reconstruction & Development
2.125%	03/15/2016			500,000	511,638
1.125%	07/18/2017		†	750,000	752,438
0.875%	04/17/2017		†	700,000	700,881
International Bank for Reconstruction & Development MTN
4.750%	02/15/2035			500,000	605,046
International Bank for Reconstruction & Development, Series GDIF
1.875%	03/15/2019		†	500,000	505,340
1.375%	04/10/2018			500,000	501,944
0.750%	12/15/2016			500,000	499,729
0.625%	10/14/2016			400,000	399,298
0.500%	05/16/2016			500,000	499,007

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
International Finance Corp.
1.750%	09/16/2019	†	$500,000	$497,603
1.250%	07/16/2018		500,000	495,963
0.625%	11/15/2016		650,000	648,232
International Finance Corp. MTN
2.125%	11/17/2017		500,000	513,196

				26,868,136

U.S. Municipal Bonds—0.9%
American Municipal Power-Ohio, Inc. Revenue Bonds, Series 2010 B (Ohio)
7.499%	02/15/2050		200,000	282,038
Bay Area Toll Authority Revenue Bonds, Series 2009 F-2 (California)
6.263%	04/01/2049		400,000	536,236
California General Obligation Bonds (California)
7.550%	04/01/2039		500,000	729,600
California State Public Works Board Revenue Bonds, Series 2009 G-2 (California)
8.361%	10/01/2034		400,000	569,496
City of Chicago Illinois Taxable Project General Obligation Bonds, Series B (Illinois)
6.314%	01/01/2044		350,000	357,459
City of Houston Texas Utility System Taxable First Lien Revenue Bonds, Series B (Texas)
3.828%	05/15/2028		400,000	416,872
City of New York General Obligation Bonds (New York)
5.846%	06/01/2040		200,000	245,714
City of New York General Obligation Bonds, Series 2010 C-1 (New York)
5.517%	10/01/2037		100,000	116,874
County of Cook Illinois General Obligation Bonds, Series 2010 D (Illinois)
6.229%	11/15/2034		400,000	451,764
Dallas Area Rapid Transit Revenue Bonds, Series 2010 B (Texas)
5.022%	12/01/2048		300,000	347,154
Dallas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009 B (Texas)
7.088%	01/01/2042		200,000	253,484
Dallas County Hospital District General Obligation Bonds, Series 2009 C (Texas)
5.621%	08/15/2044		300,000	368,556
Dallas Independent School District General Obligation Bonds, Series 2010 C (Texas)
6.450%	02/15/2035		300,000	355,071
District of Columbia Water and Sewer Authority Public Utility Taxable Senior Lien Revenue Bonds, Series 2014 A (District of Columbia)
4.814%	10/01/2114		755,000	789,639
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series 2013 A (Florida)
2.107%	07/01/2018		200,000	201,682
Illinois General Obligation Bonds (Illinois)
7.350%	07/01/2035		100,000	114,879
5.100%	06/01/2033		500,000	486,025
Los Angeles Unified School District General Obligation Bonds, Series 2009 KRY (California)
5.755%	07/01/2029		200,000	242,720
5.750%	07/01/2034		300,000	364,764

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Metropolitan Government of Nashville & Davidson County Authority General Obligation Bonds, Series 2010 B (Tennessee)
5.707%	07/01/2034	$300,000	$352,662
Metropolitan Transportation Authority Revenue Bonds, Series 2010 B-1 (New York)
6.648%	11/15/2039	300,000	398,796
6.548%	11/15/2031	200,000	256,652
Municipal Electric Authority of Georgia Revenue Bonds, Series 2010 A (Georgia)
6.637%	04/01/2057	300,000	376,542
New Jersey Economic Development Authority Revenue Bonds, Series 1997 A (New Jersey)
7.425%	02/15/2029	200,000	256,100
New Jersey State Turnpike Authority Revenue Bonds, Series 2003 B (New Jersey)
4.252%	01/01/2016	25,000	25,234
New Jersey State Turnpike Authority Revenue Bonds, Series 2010 A (New Jersey)
7.102%	01/01/2041	500,000	693,955
New York City Municipal Water Finance Authority Revenue Bonds, Series 2010 GG (New York)
5.724%	06/15/2042	300,000	371,568
New York State Dormitory Authority Revenue Bonds, Series 2010 D (New York)
5.600%	03/15/2040	200,000	246,714
North Texas Tollway Authority Revenue Bonds, Series 2010 B-2 (Texas)
8.910%	02/01/2030	200,000	239,674
Ohio State University General Obligation Bonds, Series 2010 C (Ohio)
4.910%	06/01/2040	300,000	338,334
Oregon General Obligation Bonds (Oregon)
5.762%	06/01/2023	200,000	232,842
Oregon State Department of Transportation Revenue Bonds, Series 2010 A (Oregon)
5.834%	11/15/2034	300,000	374,283
Port Authority of New York & New Jersey Revenue Bonds (New York)
6.040%	12/01/2029	255,000	314,351
4.458%	10/01/2062	200,000	199,588
San Francisco California City & County General Obligation Bonds, Series 2010 DE (California)
6.000%	11/01/2040	200,000	252,354
State of California General Obligation Bonds, Series 2010 (California)
7.625%	03/01/2040	600,000	875,484
State of Connecticut General Obligation Bonds, Series 2008 A (Connecticut)
5.850%	03/15/2032	200,000	243,916
State of Georgia General Obligation Bonds, Series 2009 H (Georgia)
4.503%	11/01/2025	300,000	332,226
State of Illinois General Obligation Bonds, Series 2011 (Illinois)
4.961%	03/01/2016	300,000	315,660
State of Texas General Obligation Bonds, Series 2010 A (Texas)
4.681%	04/01/2040	300,000	335,139
State of Utah, Series 2010 B (Utah)
3.539%	07/01/2025	300,000	313,080

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
University of California Revenue Bonds, Series 2009 (California)
5.770%	05/15/2043	$200,000	$247,872
University of California Revenue Bonds, Series 2010 H (California)
6.548%	05/15/2048	300,000	391,839
University of California Revenue Bonds, Series 2013 AH (California)
1.796%	07/01/2019	300,000	293,502

			15,508,394

Non-U.S. Regional Authority Bonds—0.3%
Hydro-Quebec, Series IO (Canada)
8.050%	07/07/2024	250,000	345,485
Province of Manitoba, Series FH (Canada)
4.900%	12/06/2016	500,000	544,359
Province of Ontario (Canada)
5.450%	04/27/2016	1,000,000	1,075,775
4.950%	11/28/2016	1,000,000	1,087,076
4.400%	04/14/2020	200,000	221,922
2.500%	09/10/2021	400,000	397,178
1.200%	02/14/2018	400,000	395,906
Province of Quebec (Canada)
2.750%	08/25/2021	300,000	302,654
Region of Lombardy (Italy)
5.804%	10/25/2032	100,000	107,472

			4,477,827

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $151,432,520)			154,286,624

ASSET-BACKED SECURITIES—0.5%
Automobiles—0.3%
Ally Auto Receivables Trust Series 2012-4, Class A3
0.590%	01/17/2017	284,596	284,834
AmeriCredit Automobile Receivables Trust Series 2013-5, Class A3
0.900%	09/10/2018	500,000	500,302
Capital Auto Receivables Asset Trust Series 2013-4, Class A3
1.090%	03/20/2018	480,000	480,919
CarMax Auto Owner Trust Series 2014-1, Class A3
0.790%	10/15/2018	250,000	249,396
CarMax Auto Owner Trust Series 2013-2, Class A4
0.840%	11/15/2018	575,000	569,934
Ford Credit Auto Owner Trust Series 2012-A, Class A4
1.150%	06/15/2017	500,000	502,708
Ford Credit Auto Owner Trust Series 2013-C, Class A4
1.250%	10/15/2018	500,000	502,254
Honda Auto Receivables Owner Trust Series 2013-4, Class A4
1.040%	02/18/2020	300,000	299,631
Nissan Auto Receivables Owner Trust Series 2012-A, Class A4
1.000%	07/16/2018	450,000	452,141

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Santander Drive Auto Receivables Trust Series 2014-1, Class A3
0.870%	01/16/2018		$500,000	$500,525
				4,342,644

Credit Card—0.2%
Capital One Multi-Asset Execution Trust Series 2007-A7, Class A7
5.750%	07/15/2020		1,500,000	1,679,340
Chase Issuance Trust Series 2012-A8, Class A8
0.540%	10/16/2017		200,000	200,017
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2
1.020%	02/22/2019		1,000,000	996,264
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1
2.880%	01/23/2023		500,000	508,389

				3,384,010

Other—0.0%
CenterPoint Energy Restoration Bond Co. LLC Series 2009-1, Class A2
3.460%	08/15/2019		400,000	419,037

TOTAL ASSET-BACKED SECURITIES (Cost $8,184,051)				8,145,691

			Shares	Value
MONEY MARKET FUNDS—8.6%
Institutional Money Market Funds—8.6%
Dreyfus Institutional Cash Advantage Fund, 0.06%		††¥	2,600,000	2,600,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%			¥127,103,469	127,103,469
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%		††¥	3,180,867	3,180,867
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.05%		††¥	2,600,000	2,600,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.06%		††¥	2,600,000	2,600,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.07%		††¥	2,600,000	2,600,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%		††¥	2,600,000	2,600,000

TOTAL MONEY MARKET FUNDS (Cost $143,284,336)				143,284,336

TOTAL INVESTMENTS—108.0% (Cost $1,781,397,015)				1,802,683,076
Other assets less liabilities—(8.0%)				(133,675,901)

NET ASSETS—100.0%				$1,669,007,175

Legend to the Schedule of Investments:

MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	Security is subject to delayed delivery.

^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $3,947,115, which represents 0.2% of Net Assets. The illiquid 144A securities represented 0.2% of Net Assets, and 100.0% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—97.5%
Aerospace & Defense—2.6%
Boeing Co. (The)		28,573	$3,639,629
General Dynamics Corp.		13,578	1,725,628
Honeywell International, Inc.		33,385	3,108,811
L-3 Communications Holdings, Inc.		3,483	414,198
Lockheed Martin Corp.		11,532	2,107,819
Northrop Grumman Corp.		8,878	1,169,765
Precision Castparts Corp.		6,147	1,456,101
Raytheon Co.		12,958	1,316,792
Rockwell Collins, Inc.		5,883	461,816
Textron, Inc.		11,726	422,019
United Technologies Corp.		36,269	3,830,007

			19,652,585

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc.		6,050	401,236
Expeditors International of Washington, Inc.		8,169	331,498
FedEx Corp.		11,130	1,796,939
United Parcel Service, Inc., Class B		30,015	2,950,174

			5,479,847

Airlines—0.3%
Delta Air Lines, Inc.		35,664	1,289,253
Southwest Airlines Co.		28,758	971,158

			2,260,411

Auto Components—0.4%
BorgWarner, Inc.		9,823	516,788
Delphi Automotive plc (United Kingdom)		12,964	795,212
Goodyear Tire & Rubber Co. (The)		12,268	277,073
Johnson Controls, Inc.		27,949	1,229,756

			2,818,829

Automobiles—0.6%
Ford Motor Co.		165,556	2,448,573
General Motors Co.		57,644	1,841,149
Harley-Davidson, Inc.		9,387	546,324

			4,836,046

Banks—5.9%
Bank of America Corp.		447,598	7,631,546
BB&T Corp.		30,899	1,149,752
Citigroup, Inc.		129,070	6,688,407
Comerica, Inc.		7,961	396,935
Fifth Third Bancorp		36,281	726,346
Huntington Bancshares, Inc./Ohio		35,378	344,228
JPMorgan Chase & Co.		160,040	9,640,810
KeyCorp		38,203	509,246
M&T Bank Corp.	†	5,716	704,726
PNC Financial Services Group, Inc. (The)		23,111	1,977,839
Regions Financial Corp.		59,272	595,091
SunTrust Banks, Inc.		22,950	872,788
U.S. Bancorp/Minnesota		76,860	3,215,054
Wells Fargo & Co.		202,116	10,483,757
Zions Bancorporation		8,850	257,181

			45,193,706

Beverages—2.1%
Brown-Forman Corp., Class B		6,549	590,851
Coca-Cola Co. (The)		168,034	7,168,330
Coca-Cola Enterprises, Inc.		9,508	421,775
Constellation Brands, Inc., Class A	*	7,227	629,905
Dr. Pepper Snapple Group, Inc.		8,479	545,284
Molson Coors Brewing Co., Class B		6,933	516,093
Monster Beverage Corp.	*	6,259	573,763

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
PepsiCo, Inc.		64,162	$5,972,841

			16,418,842

Biotechnology—2.8%
Alexion Pharmaceuticals, Inc.	*	8,321	1,379,788
Amgen, Inc.		32,366	4,546,128
Biogen Idec, Inc.	*	10,071	3,331,588
Celgene Corp.	*	34,104	3,232,377
Gilead Sciences, Inc.	*	64,352	6,850,270
Regeneron Pharmaceuticals, Inc.	*	3,099	1,117,252
Vertex Pharmaceuticals, Inc.	*	10,226	1,148,482

			21,605,885

Building Products—0.1%
Allegion plc (Ireland)		4,422	210,664
Masco Corp.		15,692	375,353

			586,017

Capital Markets—2.2%
Affiliated Managers Group, Inc.	*	2,316	464,034
Ameriprise Financial, Inc.		7,887	973,098
Bank of New York Mellon Corp. (The)		47,871	1,854,044
BlackRock, Inc.		5,398	1,772,271
Charles Schwab Corp. (The)		47,987	1,410,338
E*TRADE Financial Corp.	*	12,376	279,574
Franklin Resources, Inc.		16,695	911,714
Goldman Sachs Group, Inc. (The)		17,478	3,208,436
Invesco Ltd.		18,052	712,693
Legg Mason, Inc.		3,941	201,622
Morgan Stanley		65,428	2,261,846
Northern Trust Corp.		9,607	653,564
State Street Corp.		17,840	1,313,202
T. Rowe Price Group, Inc.		11,368	891,251

			16,907,687

Chemicals—2.5%
Air Products & Chemicals, Inc.		8,072	1,050,813
Airgas, Inc.		2,872	317,787
CF Industries Holdings, Inc.		2,167	605,070
Dow Chemical Co. (The)		47,924	2,513,135
E.I. Du Pont de Nemours & Co.		39,060	2,802,946
Eastman Chemical Co.		6,272	507,342
Ecolab, Inc.		11,374	1,306,076
FMC Corp.		5,509	315,060
International Flavors & Fragrances, Inc.		3,376	323,691
LyondellBasell Industries NV, Class A		18,179	1,975,330
Monsanto Co.		22,399	2,520,111
Mosaic Co. (The)		13,833	614,323
PPG Industries, Inc.		5,730	1,127,320
Praxair, Inc.		12,309	1,587,861
Sherwin-Williams Co. (The)		3,494	765,151
Sigma-Aldrich Corp.		5,155	701,132

			19,033,148

Commercial Services & Supplies—0.5%
ADT Corp. (The)	†	7,790	276,233
Cintas Corp.		4,211	297,254
Iron Mountain, Inc. REIT		6,801	222,053
Pitney Bowes, Inc.		8,116	202,819
Republic Services, Inc.		10,928	426,411
Stericycle, Inc.	*	3,746	436,634
Tyco International Ltd. (Switzerland)		18,600	829,002
Waste Management, Inc.		18,299	869,751

			3,560,157

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Communications Equipment—1.6%
Cisco Systems, Inc.		217,185	$5,466,547
F5 Networks, Inc.	*	3,221	382,462
Harris Corp.		4,540	301,456
Juniper Networks, Inc.		17,009	376,749
Motorola Solutions, Inc.		9,094	575,468
QUALCOMM, Inc.		71,385	5,337,456

			12,440,138

Construction & Engineering—0.1%
Fluor Corp.		6,653	444,354
Jacobs Engineering Group, Inc.	*	5,984	292,139
Quanta Services, Inc.	*	8,631	313,219

			1,049,712

Construction Materials—0.1%
Martin Marietta Materials, Inc.		2,682	345,817
Vulcan Materials Co.		5,829	351,081

			696,898

Consumer Finance—0.9%
American Express Co.		38,386	3,360,310
Capital One Financial Corp.		24,001	1,958,962
Discover Financial Services		19,320	1,244,015
Navient Corp.		18,721	331,549

			6,894,836

Containers & Packaging—0.2%
Avery Dennison Corp.		3,890	173,688
Ball Corp.		5,928	375,065
Bemis Co., Inc.		3,884	147,670
MeadWestvaco Corp.		6,883	281,790
Owens-Illinois, Inc.	*	7,505	195,505
Sealed Air Corp.		8,643	301,468

			1,475,186

Distributors—0.1%
Genuine Parts Co.		6,226	546,082

Diversified Consumer Services—0.0%
H&R Block, Inc.		11,649	361,235

Diversified Financial Services—1.9%
Berkshire Hathaway, Inc., Class B	*	77,560	10,714,138
CME Group, Inc.		13,109	1,048,130
Intercontinental Exchange, Inc.		4,864	948,723
Leucadia National Corp.		13,199	314,664
McGraw Hill Financial, Inc.		11,501	971,260
Moody’s Corp.		7,769	734,171
NASDAQ OMX Group, Inc. (The)		4,812	204,125

			14,935,211

Diversified Telecommunication Services—2.4%
AT&T, Inc.		220,727	7,778,419
CenturyLink, Inc.		23,790	972,773
Frontier Communications Corp.	†	44,666	290,776
Verizon Communications, Inc.		176,399	8,818,186
Windstream Holdings, Inc.	†	24,372	262,730

			18,122,884

Electric Utilities—1.7%
American Electric Power Co., Inc.		20,995	1,096,149
Duke Energy Corp.		30,218	2,259,400
Edison International		13,793	771,305
Entergy Corp.		7,718	596,833
Exelon Corp.		36,866	1,256,762
FirstEnergy Corp.		18,257	612,888

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
NextEra Energy, Inc.		18,314	$1,719,318
Northeast Utilities		13,730	608,239
Pepco Holdings, Inc.		10,419	278,812
Pinnacle West Capital Corp.		4,394	240,088
PPL Corp.		27,605	906,548
Southern Co. (The)		38,338	1,673,454
Xcel Energy, Inc.		21,916	666,246

			12,686,042

Electrical Equipment—0.6%
AMETEK, Inc.		10,293	516,812
Eaton Corp. plc		20,054	1,270,822
Emerson Electric Co.		29,455	1,843,294
Rockwell Automation, Inc.		5,915	649,940

			4,280,868

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp., Class A		6,563	655,381
Corning, Inc.		54,259	1,049,369
FLIR Systems, Inc.		5,744	180,017
Jabil Circuit, Inc.		7,681	154,926
TE Connectivity Ltd. (Switzerland)		17,000	939,930

			2,979,623

Energy Equipment & Services—1.8%
Baker Hughes, Inc.		18,357	1,194,306
Cameron International Corp.	*	8,810	584,808
Diamond Offshore Drilling, Inc.	†	2,523	86,463
Ensco plc, Class A (United Kingdom)		9,483	391,743
FMC Technologies, Inc.	*	10,213	554,668
Halliburton Co.		36,332	2,343,777
Helmerich & Payne, Inc.		4,684	458,423
Nabors Industries Ltd. (Bermuda)		13,042	296,836
National Oilwell Varco, Inc.		18,036	1,372,540
Noble Corp. plc (United Kingdom)		10,419	231,510
Schlumberger Ltd.		55,213	5,614,610
Transocean Ltd. (Switzerland)	†	14,275	456,372

			13,586,056

Food & Staples Retailing—2.2%
Costco Wholesale Corp.		18,720	2,345,991
CVS Health Corp.		49,366	3,929,040
Kroger Co. (The)		20,469	1,064,388
Safeway, Inc.		10,268	352,192
Sysco Corp.		25,332	961,349
Walgreen Co.		37,595	2,228,256
Wal-Mart Stores, Inc.		67,260	5,143,372
Whole Foods Market, Inc.		15,393	586,627

			16,611,215

Food Products—1.5%
Archer-Daniels-Midland Co.		27,538	1,407,192
Campbell Soup Co.		7,028	300,306
ConAgra Foods, Inc.		17,658	583,420
General Mills, Inc.		25,855	1,304,385
Hershey Co. (The)		6,253	596,724
Hormel Foods Corp.		5,329	273,857
J.M. Smucker Co. (The)		4,499	445,356
Kellogg Co.		10,894	671,070
Keurig Green Mountain, Inc.		5,256	683,963
Kraft Foods Group, Inc.		25,034	1,411,918
McCormick & Co., Inc. (Non-Voting Shares)		5,720	382,668
Mead Johnson Nutrition Co.		8,555	823,162
Mondelez International, Inc., Class A		71,987	2,466,635

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Tyson Foods, Inc., Class A		12,392	$487,873

			11,838,529

Gas Utilities—0.0%
AGL Resources, Inc.		5,126	263,169

Health Care Equipment & Supplies—2.0%
Abbott Laboratories		64,186	2,669,496
Baxter International, Inc.		22,790	1,635,638
Becton Dickinson and Co.		8,028	913,667
Boston Scientific Corp.	*	56,489	667,135
C.R. Bard, Inc.		3,189	455,102
CareFusion Corp.	*	8,194	370,778
Covidien plc (Ireland)		19,332	1,672,411
DENTSPLY International, Inc.		5,896	268,858
Edwards Lifesciences Corp.	*	4,629	472,852
Intuitive Surgical, Inc.	*	1,544	713,050
Medtronic, Inc.		41,816	2,590,501
St. Jude Medical, Inc.		12,039	723,905
Stryker Corp.		12,856	1,038,122
Varian Medical Systems, Inc.	*	4,563	365,588
Zimmer Holdings, Inc.		7,163	720,240

			15,277,343

Health Care Providers & Services—2.1%
Aetna, Inc.		14,813	1,199,853
AmerisourceBergen Corp.		8,962	692,762
Cardinal Health, Inc.		14,120	1,057,870
Cigna Corp.		11,149	1,011,103
DaVita HealthCare Partners, Inc.	*	7,163	523,902
Express Scripts Holding Co.	*	31,844	2,249,142
Humana, Inc.		6,549	853,269
Laboratory Corp. of America Holdings	*	3,605	366,809
McKesson Corp.		9,903	1,927,817
Patterson Cos., Inc.		3,274	135,642
Quest Diagnostics, Inc.		5,923	359,408
Tenet Healthcare Corp.	*	4,279	254,130
UnitedHealth Group, Inc.		41,429	3,573,251
Universal Health Services, Inc., Class B		3,990	416,955
WellPoint, Inc.		11,578	1,384,960

			16,006,873

Health Care Technology—0.1%
Cerner Corp.	*	12,526	746,174

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.		18,742	752,866
Chipotle Mexican Grill, Inc.	*	1,315	876,566
Darden Restaurants, Inc.	†	5,604	288,382
Marriott International, Inc., Class A		9,471	662,023
McDonald’s Corp.		41,855	3,968,273
Starbucks Corp.		31,582	2,383,178
Starwood Hotels & Resorts Worldwide, Inc.		8,259	687,231
Wyndham Worldwide Corp.		5,385	437,585
Wynn Resorts Ltd.		3,347	626,157
Yum! Brands, Inc.		18,575	1,337,028

			12,019,289

Household Durables—0.4%
D.R. Horton, Inc.		13,883	284,879
Garmin Ltd. (Switzerland)	†	5,087	264,473
Harman International Industries, Inc.		2,840	278,434
Leggett & Platt, Inc.		5,707	199,289
Lennar Corp., Class A		7,265	282,100
Mohawk Industries, Inc.	*	2,509	338,263

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Newell Rubbermaid, Inc.		11,315	$389,349
PulteGroup, Inc.		15,285	269,933
Whirlpool Corp.		3,169	461,565

			2,768,285

Household Products—1.9%
Clorox Co. (The)		5,378	516,503
Colgate-Palmolive Co.		36,665	2,391,291
Kimberly-Clark Corp.		15,826	1,702,403
Procter & Gamble Co. (The)		115,208	9,647,518

			14,257,715

Independent Power and Renewable Electricity Producers—0.1%
AES Corp. (The)		26,980	382,576
NRG Energy, Inc.		14,164	431,719

			814,295

Industrial Conglomerates—2.3%
3M Co.		27,620	3,913,201
Danaher Corp.		26,063	1,980,267
General Electric Co.		426,876	10,936,563
Roper Industries, Inc.		4,123	603,154

			17,433,185

Insurance—2.7%
ACE Ltd. (Switzerland)		14,200	1,489,154
Aflac, Inc.		18,827	1,096,673
Allstate Corp. (The)		18,612	1,142,218
American International Group, Inc.		60,857	3,287,495
Aon plc (United Kingdom)		12,301	1,078,429
Assurant, Inc.		2,740	176,182
Chubb Corp. (The)		10,043	914,716
Cincinnati Financial Corp.		6,537	307,566
Genworth Financial, Inc., Class A	*	22,066	289,065
Hartford Financial Services Group, Inc. (The)		19,196	715,051
Lincoln National Corp.		11,047	591,898
Loews Corp.		12,807	533,540
Marsh & McLennan Cos., Inc.		23,150	1,211,671
MetLife, Inc.		48,016	2,579,419
Principal Financial Group, Inc.		11,454	600,991
Progressive Corp. (The)		22,832	577,193
Prudential Financial, Inc.		19,402	1,706,212
Torchmark Corp.		5,373	281,384
Travelers Cos., Inc. (The)		14,190	1,333,009
Unum Group		10,658	366,422
XL Group plc (Ireland)		10,982	364,273

			20,642,561

Internet & Catalog Retail—1.3%
Amazon.com, Inc.	*	16,138	5,203,537
Expedia, Inc.		4,265	373,699
Netflix, Inc.	*	2,581	1,164,495
Priceline Group, Inc. (The)	*	2,238	2,592,902
TripAdvisor, Inc.	*	4,816	440,279

			9,774,912

Internet Software & Services—3.4%
Akamai Technologies, Inc.	*	7,154	427,809
eBay, Inc.	*	48,228	2,731,152
Facebook, Inc., Class A	*	83,025	6,562,296
Google, Inc., Class A	*	12,093	7,115,642
Google, Inc., Class C	*	12,093	6,982,014
VeriSign, Inc.	*†	5,121	282,270

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Yahoo!, Inc.	*	38,667	$1,575,680

			25,676,863

IT Services—3.2%
Accenture plc, Class A (Ireland)		26,976	2,193,689
Alliance Data Systems Corp.	*	2,322	576,483
Automatic Data Processing, Inc.		20,252	1,682,536
Cognizant Technology Solutions Corp., Class A	*	26,104	1,168,676
Computer Sciences Corp.		5,915	361,702
Fidelity National Information Services, Inc.		12,291	691,983
Fiserv, Inc.	*	10,282	664,577
International Business Machines Corp.		39,490	7,496,387
MasterCard, Inc., Class A		41,988	3,103,753
Paychex, Inc.		14,194	627,375
Teradata Corp.	*	6,750	282,960
Total System Services, Inc.		7,550	233,748
Visa, Inc., Class A		20,976	4,475,649
Western Union Co. (The)	†	21,283	341,379
Xerox Corp.		44,862	593,524

			24,494,421

Leisure Products—0.1%
Hasbro, Inc.		4,885	268,650
Mattel, Inc.		13,752	421,499

			690,149

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.		13,881	790,939
PerkinElmer, Inc.		4,587	199,993
Thermo Fisher Scientific, Inc.		17,052	2,075,229
Waters Corp.	*	3,518	348,704

			3,414,865

Machinery—1.5%
Caterpillar, Inc.		26,801	2,654,103
Cummins, Inc.		7,358	971,109
Deere & Co.	†	15,064	1,235,097
Dover Corp.		7,234	581,107
Flowserve Corp.		5,774	407,183
Illinois Tool Works, Inc.		15,289	1,290,697
Ingersoll-Rand plc		11,000	619,960
Joy Global, Inc.		4,192	228,632
PACCAR, Inc.		14,742	838,451
Pall Corp.		4,672	391,046
Parker-Hannifin Corp.		6,214	709,328
Pentair plc (United Kingdom)		8,380	548,806
Snap-on, Inc.		2,509	303,790
Stanley Black & Decker, Inc.		6,706	595,426
Xylem, Inc.		8,181	290,344

			11,665,079

Media—3.4%
Cablevision Systems Corp., Class A	†	8,537	149,483
CBS Corp. (Non-Voting Shares), Class B		20,818	1,113,763
Comcast Corp., Class A		110,207	5,926,932
DIRECTV	*	21,480	1,858,450
Discovery Communications, Inc., Class A	*	6,390	241,542
Discovery Communications, Inc., Class C	*	11,949	445,459
Gannett Co., Inc.		9,707	288,007
Interpublic Group of Cos., Inc. (The)		18,064	330,933
News Corp., Class A	*	20,611	336,990
Omnicom Group, Inc.		10,769	741,553
Scripps Networks Interactive, Inc., Class A		4,447	347,266

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Time Warner Cable, Inc.		11,703	$1,679,264
Time Warner, Inc.		36,486	2,744,112
Twenty-First Century Fox, Inc., Class A		80,393	2,756,676
Viacom, Inc., Class B		16,193	1,245,889
Walt Disney Co. (The)		67,247	5,987,000

			26,193,319

Metals & Mining—0.5%
Alcoa, Inc.		49,609	798,209
Allegheny Technologies, Inc.		4,521	167,729
Freeport-McMoRan, Inc.		43,652	1,425,238
Newmont Mining Corp.		20,248	466,716
Nucor Corp.		13,121	712,208

			3,570,100

Multiline Retail—0.7%
Dollar General Corp.	*	12,631	771,880
Dollar Tree, Inc.	*	8,418	471,997
Family Dollar Stores, Inc.		4,106	317,147
Kohl’s Corp.		8,410	513,262
Macy’s, Inc.		14,787	860,308
Nordstrom, Inc.		6,118	418,288
Target Corp.		26,620	1,668,542

			5,021,424

Multi-Utilities—1.1%
Ameren Corp.		10,020	384,066
CenterPoint Energy, Inc.		18,792	459,840
CMS Energy Corp.		11,054	327,862
Consolidated Edison, Inc.	†	12,070	683,886
Dominion Resources, Inc.		24,431	1,687,938
DTE Energy Co.		7,615	579,349
Integrys Energy Group, Inc.		3,624	234,908
NiSource, Inc.		13,589	556,877
PG&E Corp.		20,366	917,285
Public Service Enterprise Group, Inc.		21,895	815,370
SCANA Corp.		6,047	299,992
Sempra Energy		9,938	1,047,266
TECO Energy, Inc.		10,181	176,946
Wisconsin Energy Corp.		9,528	409,704

			8,581,289

Oil, Gas & Consumable Fuels—7.7%
Anadarko Petroleum Corp.		21,618	2,192,930
Apache Corp.		16,206	1,521,257
Cabot Oil & Gas Corp.		18,135	592,833
Chesapeake Energy Corp.		21,737	499,734
Chevron Corp.		80,797	9,640,698
Cimarex Energy Co.		3,633	459,684
ConocoPhillips		52,406	4,010,107
CONSOL Energy, Inc.		9,250	350,205
Denbury Resources, Inc.		14,441	217,048
Devon Energy Corp.		16,515	1,125,993
EOG Resources, Inc.		23,383	2,315,385
EQT Corp.		6,269	573,864
Exxon Mobil Corp.		181,363	17,057,190
Hess Corp.		10,949	1,032,710
Kinder Morgan, Inc.	†	27,702	1,062,095
Marathon Oil Corp.		28,618	1,075,751
Marathon Petroleum Corp.		11,777	997,159
Murphy Oil Corp.		7,329	417,093
Newfield Exploration Co.	*	6,124	227,017
Noble Energy, Inc.		15,481	1,058,281
Occidental Petroleum Corp.		33,255	3,197,468
ONEOK, Inc.		8,654	567,270

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Phillips 66		23,896	$1,942,984
Pioneer Natural Resources Co.		6,025	1,186,744
QEP Resources, Inc.		7,017	215,983
Range Resources Corp.		7,356	498,810
Southwestern Energy Co.	*	14,593	510,025
Spectra Energy Corp.		28,390	1,114,591
Tesoro Corp.		5,392	328,804
Valero Energy Corp.		22,112	1,023,122
Williams Cos., Inc. (The)		28,285	1,565,575

			58,578,410

Paper & Forest Products—0.1%
International Paper Co.		17,806	850,058

Personal Products—0.1%
Avon Products, Inc.		17,240	217,224
Estee Lauder Cos., Inc. (The), Class A		9,490	709,093

			926,317

Pharmaceuticals—6.1%
AbbVie, Inc.		67,847	3,918,843
Actavis plc	*	11,279	2,721,397
Allergan, Inc.		12,697	2,262,478
Bristol-Myers Squibb Co.		70,686	3,617,710
Eli Lilly & Co.		41,965	2,721,430
Hospira, Inc.	*	7,080	368,372
Johnson & Johnson		119,965	12,787,069
Mallinckrodt plc	*	4,559	410,994
Merck & Co., Inc.		122,787	7,278,813
Mylan, Inc.	*	15,928	724,565
Perrigo Co. plc (Ireland)		5,570	836,558
Pfizer, Inc.		269,864	7,979,879
Zoetis, Inc.		21,708	802,111

			46,430,219

Professional Services—0.2%
Dun & Bradstreet Corp. (The)		1,418	166,573
Equifax, Inc.		5,053	377,661
Nielsen NV		12,573	557,361
Robert Half International, Inc.		6,176	302,624

			1,404,219

Real Estate Investment Trusts (REITs)—2.1%
American Tower Corp. REIT		16,627	1,556,786
Apartment Investment & Management Co., Class A REIT		5,887	187,324
AvalonBay Communities, Inc. REIT		5,680	800,710
Boston Properties, Inc. REIT		6,377	738,201
Crown Castle International Corp. REIT		14,338	1,154,639
Equity Residential REIT		15,617	961,695
Essex Property Trust, Inc. REIT		2,768	494,780
General Growth Properties, Inc. REIT		27,302	642,962
HCP, Inc. REIT		19,389	769,937
Health Care REIT, Inc. REIT		14,008	873,679
Host Hotels & Resorts, Inc. REIT		31,181	665,091
Kimco Realty Corp. REIT		16,959	371,572
Macerich Co. (The) REIT		6,165	393,512
Plum Creek Timber Co., Inc. REIT		7,857	306,502
Prologis, Inc. REIT		21,644	815,979
Public Storage REIT		6,014	997,362
Simon Property Group, Inc. REIT		13,280	2,183,498
Ventas, Inc. REIT		12,458	771,773
Vornado Realty Trust REIT		7,265	726,209
Weyerhaeuser Co. REIT		22,869	728,606

			16,140,817

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Real Estate Management & Development—0.0%
CBRE Group, Inc., Class A	*	11,829	$351,794

Road & Rail—1.0%
CSX Corp.		42,279	1,355,465
Kansas City Southern		4,757	576,548
Norfolk Southern Corp.		13,261	1,479,928
Ryder System, Inc.		2,024	182,099
Union Pacific Corp.		38,249	4,146,957

			7,740,997

Semiconductors & Semiconductor Equipment—2.4%
Altera Corp.		13,485	482,493
Analog Devices, Inc.		13,424	664,354
Applied Materials, Inc.		52,330	1,130,851
Avago Technologies Ltd. (Singapore)		10,656	927,072
Broadcom Corp., Class A		23,105	933,904
First Solar, Inc.	*	2,927	192,626
Intel Corp.		210,751	7,338,350
KLA-Tencor Corp.		6,735	530,583
Lam Research Corp.		6,821	509,529
Linear Technology Corp.		10,265	455,663
Microchip Technology, Inc.	†	8,472	400,133
Micron Technology, Inc.	*	45,882	1,571,917
NVIDIA Corp.		22,217	409,904
Texas Instruments, Inc.		45,615	2,175,379
Xilinx, Inc.		11,314	479,148

			18,201,906

Software—3.7%
Adobe Systems, Inc.	*	20,255	1,401,443
Autodesk, Inc.	*	9,249	509,620
CA, Inc.		13,083	365,539
Citrix Systems, Inc.	*	6,896	491,961
Electronic Arts, Inc.	*	12,627	449,647
Intuit, Inc.		12,204	1,069,681
Microsoft Corp.		350,427	16,245,796
Oracle Corp.		138,509	5,302,125
Red Hat, Inc.	*	7,927	445,101
salesforce.com, Inc.	*	24,676	1,419,610
Symantec Corp.		28,488	669,753

			28,370,276

Specialty Retail—2.1%
AutoNation, Inc.	*	3,119	156,917
AutoZone, Inc.	*	1,386	706,389
Bed Bath & Beyond, Inc.	*	8,417	554,091
Best Buy Co., Inc.		11,695	392,835
CarMax, Inc.	*	9,229	428,687
GameStop Corp., Class A	†	4,389	180,827
Gap, Inc. (The)	†	11,995	500,072
Home Depot, Inc. (The)		57,327	5,259,179
L Brands, Inc.		10,250	686,545
Lowe’s Cos., Inc.		42,173	2,231,795
O’Reilly Automotive, Inc.	*	4,429	665,944
PetSmart, Inc.		4,454	312,181
Ross Stores, Inc.		8,784	663,895
Staples, Inc.		28,673	346,943
Tiffany & Co.		4,909	472,786
TJX Cos., Inc. (The)		29,648	1,754,272
Tractor Supply Co.		6,120	376,441
Urban Outfitters, Inc.	*	3,789	139,056

			15,828,855

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Technology Hardware, Storage & Peripherals—4.5%
Apple, Inc.		254,588	$25,649,741
EMC Corp.		86,624	2,534,618
Hewlett-Packard Co.		79,648	2,825,114
NetApp, Inc.		13,405	575,879
SanDisk Corp.		9,403	921,024
Seagate Technology plc (Ireland)		13,596	778,643
Western Digital Corp.		9,471	921,718

			34,206,737

Textiles, Apparel & Luxury Goods—0.8%
Coach, Inc.		11,573	412,114
Fossil Group, Inc.	*	1,891	177,565
Michael Kors Holdings Ltd. (Hong Kong)	*	8,520	608,243
NIKE, Inc., Class B		30,038	2,679,390
PVH Corp.		3,479	421,481
Ralph Lauren Corp.		2,483	409,024
Under Armour, Inc., Class A	*	6,780	468,498
V.F. Corp.		14,837	979,687

			6,156,002

Thrifts & Mortgage Finance—0.0%
Hudson City Bancorp, Inc.		22,107	214,880
People’s United Financial, Inc.		11,867	171,716

			386,596

Tobacco—1.5%
Altria Group, Inc.		84,554	3,884,411
Lorillard, Inc.		15,548	931,481
Philip Morris International, Inc.		66,528	5,548,435
Reynolds American, Inc.		12,972	765,348

			11,129,675

Trading Companies & Distributors—0.2%
Fastenal Co.		11,467	514,868
United Rentals, Inc.	*	4,190	465,509
W.W. Grainger, Inc.		2,516	633,152

			1,613,529

TOTAL COMMON STOCKS (Cost $443,227,296)			744,485,392

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.022%	03/12/2015	‡‡	$50,000	49,995
0.011%	12/11/2014	‡‡	825,000	824,983

				874,978

TOTAL U.S. TREASURY OBLIGATIONS (Cost $874,974)				874,978

		Shares	Value
MONEY MARKET FUNDS—4.9%
Institutional Money Market Funds—4.9%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	1,000,000	1,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%		¥31,020,021	31,020,021
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%	††¥	1,302,572	1,302,572

Vantagepoint 500 Stock Index Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.05%	††¥	1,000,000	$1,000,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.06%	††¥	1,000,000	1,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.07%	††¥	1,000,000	1,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	††¥	1,000,000	1,000,000

TOTAL MONEY MARKET FUNDS (Cost $37,322,593)			37,322,593

TOTAL INVESTMENTS—102.5% (Cost $481,424,863)			782,682,963
Other assets less liabilities—(2.5%)			(18,917,001)

NET ASSETS—100.0%			$763,765,962

Legend to the Schedule of Investments:
REIT Real Estate Investment Trust

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—98.0%
Aerospace & Defense—2.5%
AAR Corp.		1,489	$35,959
Alliant Techsystems, Inc.		1,550	197,842
American Science & Engineering, Inc.		435	24,090
B/E Aerospace, Inc.	*	4,159	349,107
Boeing Co. (The)		27,932	3,557,978
Cubic Corp.		476	22,277
Curtiss-Wright Corp.		2,112	139,223
DigitalGlobe, Inc.	*	3,780	107,730
Engility Holdings, Inc.	*	622	19,388
Esterline Technologies Corp.	*	1,049	116,722
Exelis, Inc.		4,977	82,320
GenCorp, Inc.	*†	1,629	26,015
General Dynamics Corp.		11,394	1,448,063
HEICO Corp.		3,163	147,712
Hexcel Corp.	*	4,757	188,853
Honeywell International, Inc.		29,592	2,755,607
Huntington Ingalls Industries, Inc.		1,577	164,339
Kratos Defense & Security Solutions, Inc.	*	832	5,458
L-3 Communications Holdings, Inc.		2,864	340,587
Lockheed Martin Corp.		9,739	1,780,094
Moog, Inc., Class A	*	1,446	98,906
National Presto Industries, Inc.	†	535	32,480
Northrop Grumman Corp.		7,805	1,028,387
Orbital Sciences Corp.	*	2,123	59,019
Precision Castparts Corp.		5,732	1,357,796
Raytheon Co.		12,251	1,244,947
Rockwell Collins, Inc.		5,705	447,843
Spirit AeroSystems Holdings, Inc., Class A	*	7,021	267,219
Taser International, Inc.	*†	2,292	35,389
Teledyne Technologies, Inc.	*	1,228	115,444
Textron, Inc.		12,237	440,410
TransDigm Group, Inc.		2,305	424,881
Triumph Group, Inc.		1,644	106,942
United Technologies Corp.		34,141	3,605,290
Vectrus, Inc.	*	277	5,400

			20,779,717

Air Freight & Logistics—0.7%
Atlas Air Worldwide Holdings, Inc.	*	600	19,812
C.H. Robinson Worldwide, Inc.		6,357	421,596
Expeditors International of Washington, Inc.		7,178	291,283
FedEx Corp.		11,554	1,865,393
Forward Air Corp.		1,431	64,152
Hub Group, Inc., Class A	*	2,400	97,272
United Parcel Service, Inc., Class B		27,224	2,675,847
UTi Worldwide, Inc.	*	2,208	23,471
XPO Logistics, Inc.	*†	1,665	62,721

			5,521,547

Airlines—0.5%
Alaska Air Group, Inc.		5,372	233,897
American Airlines Group, Inc.		25,921	919,677
Copa Holdings SA, Class A (Panama)		1,841	197,521
Delta Air Lines, Inc.		32,014	1,157,306
JetBlue Airways Corp.	*†	6,414	68,117
SkyWest, Inc.		2,390	18,594
Southwest Airlines Co.		26,758	903,618
Spirit Airlines, Inc.	*	3,308	228,715
United Continental Holdings, Inc.	*	13,242	619,593

			4,347,038

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Auto Components—0.4%
American Axle & Manufacturing Holdings, Inc.	*	2,113	$35,435
BorgWarner, Inc.		8,218	432,349
Cooper Tire & Rubber Co.		3,066	87,994
Dana Holding Corp.		5,645	108,215
Drew Industries, Inc.		2,207	93,113
Fuel Systems Solutions, Inc.	*	769	6,852
Gentex Corp.		6,594	176,521
Gentherm, Inc.	*	2,107	88,979
Goodyear Tire & Rubber Co. (The)		7,281	164,441
Johnson Controls, Inc.		24,673	1,085,612
Lear Corp.		3,353	289,733
Modine Manufacturing Co.	*	1,208	14,339
Motorcar Parts of America, Inc.	*	1,792	48,760
Shiloh Industries, Inc.	*	1,441	24,512
Superior Industries International, Inc.		1,102	19,318
Tenneco, Inc.	*	1,600	83,696
TRW Automotive Holdings Corp.	*	3,548	359,235
Visteon Corp.	*	2,509	244,000

			3,363,104

Automobiles—0.6%
Ford Motor Co.		148,004	2,188,979
General Motors Co.		58,382	1,864,721
Harley-Davidson, Inc.		7,622	443,600
Tesla Motors, Inc.	*	3,468	841,614
Thor Industries, Inc.		1,221	62,882
Winnebago Industries, Inc.	*	1,432	31,175

			5,432,971

Banks—5.6%
1st Source Corp.		1,180	33,606
Associated Banc-Corp		5,110	89,016
BancFirst Corp.		642	40,164
BancorpSouth, Inc.		3,611	72,726
Bank of America Corp.		399,758	6,815,874
Bank of Hawaii Corp.		1,898	107,825
Bank of the Ozarks, Inc.		1,248	39,337
BankUnited, Inc.		4,777	145,651
BB&T Corp.		26,530	987,181
BBCN Bancorp, Inc./California		7,132	104,056
BOK Financial Corp.		801	53,250
Boston Private Financial Holdings, Inc.		1,297	16,070
Bridge Bancorp, Inc.		3,091	73,102
Bryn Mawr Bank Corp.		1,058	29,973
Capital City Bank Group, Inc.		1,113	15,070
Cardinal Financial Corp.		1,142	19,494
Cascade Bancorp	*	219	1,106
Cathay General Bancorp		2,082	51,696
Catskill Litigation Trust	*‡d	582	—
Central Pacific Financial Corp.		103	1,847
Chemical Financial Corp.		1,552	41,733
CIT Group, Inc.		7,587	348,699
Citigroup, Inc.		114,505	5,933,649
Citizens & Northern Corp.		3,618	68,742
City Holding Co.		250	10,532
City National Corp./California		1,548	117,137
CNB Financial Corp./Pennsylvania		4,147	65,108
CoBiz Financial, Inc.		1,063	11,884
Comerica, Inc.		7,542	376,044
Commerce Bancshares, Inc./Missouri		3,001	133,980
Community Bank System, Inc.		1,402	47,093
Community Trust Bancorp, Inc.		731	24,584

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cullen/Frost Bankers, Inc.		2,502	$191,428
CVB Financial Corp.		4,084	58,605
East West Bancorp, Inc.		6,997	237,898
Fidelity Southern Corp.		1,592	21,810
Fifth Third Bancorp		32,850	657,657
Financial Institutions, Inc.		749	16,838
First BanCorp. (Puerto Rico)	*	322	1,529
First Bancorp/North Carolina		4,779	76,560
First Busey Corp.		2,407	13,407
First Citizens BancShares, Inc./North Carolina, Class A	†	254	55,024
First Commonwealth Financial Corp.		2,619	21,973
First Connecticut Bancorp, Inc./Farmington CT		5,036	73,022
First Financial Bancorp		1,895	29,998
First Financial Bankshares, Inc.	†	1,000	27,790
First Horizon National Corp.		8,735	107,266
First Merchants Corp.		874	17,664
First Midwest Bancorp, Inc./Illinois		2,002	32,212
First Niagara Financial Group, Inc.		10,034	83,583
First of Long Island Corp. (The)		986	33,968
First Republic Bank/California		4,803	237,172
FirstMerit Corp.		8,833	155,461
FNB Corp./Pennsylvania		4,685	56,173
Fulton Financial Corp.		6,533	72,386
Glacier Bancorp, Inc.		1,771	45,798
Guaranty Bancorp	†	1,060	14,321
Hancock Holding Co.		2,032	65,126
Hanmi Financial Corp.		900	18,144
Heritage Financial Corp./Washington		4,736	75,018
Home Bancshares, Inc./Arkansas		2,340	68,819
Huntington Bancshares, Inc./Ohio		26,837	261,124
IBERIABANK Corp.		966	60,385
Independent Bank Corp./Massachusetts		874	31,219
International Bancshares Corp.		3,248	80,112
Investors Bancorp, Inc.		6,104	61,834
JPMorgan Chase & Co.		141,848	8,544,924
KeyCorp		33,148	441,863
M&T Bank Corp.		5,079	626,190
MB Financial, Inc.		931	25,770
Merchants Bancshares, Inc.		2,994	84,401
MidSouth Bancorp, Inc.		3,675	68,722
MidWestOne Financial Group, Inc.		3,251	74,806
National Penn Bancshares, Inc.		2,758	26,780
NBT Bancorp, Inc.		1,000	22,520
Old National Bancorp/Indiana		3,552	46,069
PacWest Bancorp		3,097	127,689
Park National Corp.		728	54,906
Park Sterling Corp.		6,371	42,240
Peoples Bancorp, Inc./Ohio		814	19,332
Pinnacle Financial Partners, Inc.		1,818	65,630
PNC Financial Services Group, Inc. (The)		19,925	1,705,181
Popular, Inc. (Puerto Rico)	*	5,380	158,360
PrivateBancorp, Inc.		1,200	35,892
Prosperity Bancshares, Inc.		2,300	131,491
Regions Financial Corp.		48,889	490,846
Republic Bancorp, Inc./Kentucky, Class A		1,603	37,975
Republic First Bancorp, Inc.	*†	7,783	30,276
S&T Bancorp, Inc.		955	22,404
Sandy Spring Bancorp, Inc.		344	7,874
Signature Bank/New York	*	1,900	212,914
Simmons First National Corp., Class A		911	35,092
South State Corp.		2,017	112,791

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
State Bank Financial Corp.		4,194	$68,111
Sterling Bancorp/New York		5,533	70,767
Suffolk Bancorp		3,336	64,752
SunTrust Banks, Inc.		19,144	728,046
Susquehanna Bancshares, Inc.		15,304	153,040
SVB Financial Group	*	1,437	161,073
Synovus Financial Corp.		5,952	140,705
TCF Financial Corp.		6,104	94,795
Texas Capital Bancshares, Inc.	*	2,821	162,715
Tompkins Financial Corp.		730	32,178
TowneBank/Virginia	†	1,448	19,664
Trustmark Corp.		2,635	60,697
U.S. Bancorp/Minnesota		66,124	2,765,967
UMB Financial Corp.		1,211	66,060
Umpqua Holdings Corp.		9,721	160,105
United Bankshares, Inc./West Virginia		2,134	66,005
United Community Banks, Inc./Georgia		454	7,473
Valley National Bancorp	†	6,899	66,851
Washington Trust Bancorp, Inc.		500	16,495
Webster Financial Corp.		2,393	69,732
Wells Fargo & Co.		180,865	9,381,468
WesBanco, Inc.		1,699	51,972
Westamerica Bancorporation	†	288	13,398
Western Alliance Bancorp	*	1,400	33,460
Wintrust Financial Corp.		1,017	45,429
Zions Bancorporation		9,159	266,161

			46,957,610

Beverages—1.7%
Boston Beer Co., Inc. (The), Class A	*†	609	135,052
Brown-Forman Corp., Class B		5,077	458,047
Coca-Cola Bottling Co. Consolidated		437	32,613
Coca-Cola Co. (The)		148,143	6,319,781
Coca-Cola Enterprises, Inc.		8,850	392,586
Constellation Brands, Inc., Class A	*	6,550	570,898
Dr. Pepper Snapple Group, Inc.		7,323	470,942
Molson Coors Brewing Co., Class B		6,229	463,687
Monster Beverage Corp.	*	5,360	491,351
PepsiCo, Inc.		57,768	5,377,623

			14,712,580

Biotechnology—3.0%
ACADIA Pharmaceuticals, Inc.	*†	1,825	45,187
Achillion Pharmaceuticals, Inc.	*	5,414	54,032
Acorda Therapeutics, Inc.	*	674	22,835
Aegerion Pharmaceuticals, Inc.	*†	1,499	50,037
Alexion Pharmaceuticals, Inc.	*	7,220	1,197,220
Alkermes plc (Ireland)	*	5,289	226,739
Alnylam Pharmaceuticals, Inc.	*	2,390	186,659
AMAG Pharmaceuticals, Inc.	*	834	26,613
Amgen, Inc.		28,165	3,956,056
Anacor Pharmaceuticals, Inc.	*†	2,424	59,315
Arena Pharmaceuticals, Inc.	*†	9,689	40,597
ARIAD Pharmaceuticals, Inc.	*†	5,175	27,945
Array BioPharma, Inc.	*	4,333	15,469
Arrowhead Research Corp.	*†	2,896	42,774
BioCryst Pharmaceuticals, Inc.	*†	3,439	33,633
Biogen Idec, Inc.	*	9,025	2,985,560
BioMarin Pharmaceutical, Inc.	*	5,515	397,962
Bluebird Bio, Inc.	*	1,065	38,212
Celgene Corp.	*	30,886	2,927,375
Celldex Therapeutics, Inc.	*†	6,204	80,404
Cepheid, Inc.	*†	1,692	74,499
Clovis Oncology, Inc.	*†	1,475	66,906

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cubist Pharmaceuticals, Inc.	*	2,779	$184,359
CytRx Corp.	*†	9,490	24,105
Dendreon Corp.	*†	4,737	6,821
Dyax Corp.	*	4,812	48,697
Dynavax Technologies Corp.	*	29,475	42,149
Emergent Biosolutions, Inc.	*	1,319	28,108
Exact Sciences Corp.	*†	6,789	131,571
Exelixis, Inc.	*†	15,393	23,551
Galectin Therapeutics, Inc.	*†	2,900	14,587
Galena Biopharma, Inc.	*†	15,289	31,495
Genomic Health, Inc.	*†	1,284	36,350
Geron Corp.	*†	4,719	9,438
Gilead Sciences, Inc.	*	57,606	6,132,159
Halozyme Therapeutics, Inc.	*†	6,362	57,894
Heron Therapeutics, Inc.	*	3,218	26,806
ImmunoGen, Inc.	*†	1,323	14,011
Immunomedics, Inc.	*†	2,141	7,965
Incyte Corp.	*	4,332	212,485
Inovio Pharmaceuticals, Inc.	*†	4,267	42,030
Insmed, Inc.	*	2,696	35,183
Intercept Pharmaceuticals, Inc.	*	335	79,291
Intrexon Corp.	*†	1,662	30,880
Ironwood Pharmaceuticals, Inc.	*	7,019	90,931
Isis Pharmaceuticals, Inc.	*†	6,737	261,598
Keryx Biopharmaceuticals, Inc.	*†	5,221	71,789
Lexicon Pharmaceuticals, Inc.	*†	2,343	3,304
Ligand Pharmaceuticals, Inc.	*	815	38,297
MannKind Corp.	*†	8,369	49,461
Medivation, Inc.	*	3,462	342,288
Merrimack Pharmaceuticals, Inc.	*†	5,739	50,388
MiMedx Group, Inc.	*†	5,999	42,773
Momenta Pharmaceuticals, Inc.	*	2,618	29,688
Myriad Genetics, Inc.	*†	4,124	159,063
Neuralstem, Inc.	*†	9,512	31,199
Neurocrine Biosciences, Inc.	*	1,479	23,176
NewLink Genetics Corp.	*†	3,326	71,243
Northwest Biotherapeutics, Inc.	*†	5,699	28,666
Novavax, Inc.	*†	10,201	42,538
NPS Pharmaceuticals, Inc.	*	4,029	104,754
OPKO Health, Inc.	*†	14,466	123,106
Orexigen Therapeutics, Inc.	*†	6,895	29,373
Osiris Therapeutics, Inc.	*†	1,402	17,651
PDL BioPharma, Inc.	†	3,841	28,692
Peregrine Pharmaceuticals, Inc.	*†	20,036	27,249
Pharmacyclics, Inc.	*	2,440	286,529
Progenics Pharmaceuticals, Inc.	*†	793	4,116
Prothena Corp. plc (Ireland)	*	1,778	39,400
PTC Therapeutics, Inc.	*†	1,567	68,964
Puma Biotechnology, Inc.	*	687	163,898
Raptor Pharmaceutical Corp.	*†	3,794	36,384
Receptos, Inc.	*	1,037	64,408
Regeneron Pharmaceuticals, Inc.	*	3,165	1,141,046
Retrophin, Inc.	*†	3,586	32,346
Rigel Pharmaceuticals, Inc.	*	1,882	3,651
Sangamo BioSciences, Inc.	*†	2,626	28,321
Sarepta Therapeutics, Inc.	*†	2,129	44,922
Seattle Genetics, Inc.	*†	3,191	118,641
Synageva BioPharma Corp.	*†	1,031	70,912
Synergy Pharmaceuticals, Inc.	*†	6,708	18,682
TG Therapeutics, Inc.	*†	4,138	44,152
Threshold Pharmaceuticals, Inc.	*†	6,119	22,090
United Therapeutics Corp.	*	1,828	235,172
Vanda Pharmaceuticals, Inc.	*†	2,680	27,818

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Vertex Pharmaceuticals, Inc.	*	9,580	$1,075,930
XOMA Corp.	*†	9,130	38,437
ZIOPHARM Oncology, Inc.	*†	16,393	43,278

			25,052,288

Building Products—0.2%
A.O. Smith Corp.		4,024	190,255
Allegion plc (Ireland)		3,761	179,174
American Woodmark Corp.	*	800	29,488
Apogee Enterprises, Inc.		1,250	49,750
Armstrong World Industries, Inc.	*	720	40,320
Fortune Brands Home & Security, Inc.		5,665	232,888
Gibraltar Industries, Inc.	*	1,188	16,264
Griffon Corp.		1,288	14,670
Lennox International, Inc.		2,437	187,332
Masco Corp.		16,508	394,871
Masonite International Corp.	*	741	41,037
NCI Building Systems, Inc.	*	246	4,772
Owens Corning, Inc.		3,682	116,903
Patrick Industries, Inc.	*	974	41,259
Quanex Building Products Corp.		1,671	30,228
Simpson Manufacturing Co., Inc.		2,084	60,749
Trex Co., Inc.	*	1,462	50,541
Universal Forest Products, Inc.		1,121	47,878
USG Corp.	*†	3,348	92,037

			1,820,416

Capital Markets—2.2%
Actua Corp.	*	4,779	76,560
Affiliated Managers Group, Inc.	*	2,083	417,350
Ameriprise Financial, Inc.		7,046	869,335
Arlington Asset Investment Corp., Class A	†	304	7,725
Bank of New York Mellon Corp. (The)		41,637	1,612,601
BGC Partners, Inc., Class A		7,270	54,016
BlackRock, Inc.		5,053	1,659,001
Calamos Asset Management, Inc., Class A		1,800	20,286
Charles Schwab Corp. (The)		39,829	1,170,574
CIFC Corp.	†	4,547	41,150
Cowen Group, Inc., Class A	*	2,582	9,682
Diamond Hill Investment Group, Inc.		331	40,729
E*TRADE Financial Corp.	*	13,474	304,378
Eaton Vance Corp.		5,282	199,290
Evercore Partners, Inc., Class A		2,410	113,270
Federated Investors, Inc., Class B	†	3,745	109,953
Financial Engines, Inc.	†	1,762	60,287
Franklin Resources, Inc.		15,516	847,329
GAMCO Investors, Inc., Class A		558	39,473
GFI Group, Inc.		2,520	13,633
Goldman Sachs Group, Inc. (The)		17,015	3,123,444
Greenhill & Co., Inc.		495	23,013
INTL FCStone, Inc.	*	507	8,781
Invesco Ltd.		16,610	655,763
Investment Technology Group, Inc.	*	2,078	32,749
Janus Capital Group, Inc.	†	6,411	93,216
KCG Holdings, Inc., Class A	*	444	4,498
Ladenburg Thalmann Financial Services, Inc.	*	18,032	76,456
Lazard Ltd., Class A (Bermuda)		5,918	300,043
Legg Mason, Inc.		3,981	203,668
LPL Financial Holdings, Inc.		1,656	76,259
Morgan Stanley		57,026	1,971,389
Northern Trust Corp.		8,495	577,915
NorthStar Asset Management Group, Inc.	*	7,137	131,463
Piper Jaffray Cos.	*	963	50,307

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Pzena Investment Management, Inc., Class A		6,659	$63,593
Raymond James Financial, Inc.		3,472	186,030
Safeguard Scientifics, Inc.	*†	678	12,475
SEI Investments Co.		5,918	213,995
State Street Corp.		15,937	1,173,123
Stifel Financial Corp.	*	2,724	127,728
SWS Group, Inc.	*†	1,323	9,115
T. Rowe Price Group, Inc.		9,852	772,397
TD Ameritrade Holding Corp.		8,355	278,806
Virtus Investment Partners, Inc.		210	36,477
Waddell & Reed Financial, Inc., Class A		3,971	205,261
Walter Investment Management Corp.	*†	1,972	43,285
Westwood Holdings Group, Inc.		1,027	58,221
WisdomTree Investments, Inc.	*†	3,701	42,117

			18,218,209

Chemicals—2.6%
A. Schulman, Inc.		1,444	52,215
Air Products & Chemicals, Inc.		8,124	1,057,582
Airgas, Inc.		2,915	322,545
Albemarle Corp.		3,712	218,637
Ashland, Inc.		2,794	290,855
Axiall Corp.		2,616	93,679
Cabot Corp.		2,693	136,724
Calgon Carbon Corp.	*	3,184	61,706
Celanese Corp., Series A		5,922	346,555
CF Industries Holdings, Inc.		2,079	580,498
Chemtura Corp.	*	5,201	121,339
Cytec Industries, Inc.		3,288	155,490
Dow Chemical Co. (The)		46,290	2,427,448
E.I. Du Pont de Nemours & Co.		34,621	2,484,403
Eastman Chemical Co.		6,221	503,217
Ecolab, Inc.		9,853	1,131,420
Ferro Corp.	*	1,818	26,343
Flotek Industries, Inc.	*	1,303	33,969
FMC Corp.		5,510	315,117
H.B. Fuller Co.		2,570	102,029
Huntsman Corp.		5,470	142,165
International Flavors & Fragrances, Inc.		3,643	349,291
Intrepid Potash, Inc.	*†	1,172	18,107
Koppers Holdings, Inc.		1,582	52,459
Kronos Worldwide, Inc.		2,262	31,170
Landec Corp.	*	986	12,079
LSB Industries, Inc.	*	1,411	50,387
LyondellBasell Industries NV, Class A		15,848	1,722,044
Minerals Technologies, Inc.		1,736	107,129
Monsanto Co.		19,538	2,198,220
Mosaic Co. (The)		11,011	488,999
NewMarket Corp.		378	144,026
Olin Corp.		2,796	70,599
OM Group, Inc.		1,147	29,765
OMNOVA Solutions, Inc.	*	6,478	34,787
Platform Specialty Products Corp.	*	1,501	37,555
PolyOne Corp.		3,321	118,161
PPG Industries, Inc.		5,366	1,055,707
Praxair, Inc.		11,160	1,439,640
Quaker Chemical Corp.		483	34,626
Rayonier Advanced Materials, Inc.	†	1,668	54,894
Rentech, Inc.	*	38,127	65,197
Rockwood Holdings, Inc.		2,347	179,428
RPM International, Inc.		4,832	221,209
Scotts Miracle-Gro Co. (The), Class A		1,662	91,410
Sensient Technologies Corp.		2,027	106,113

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Sherwin-Williams Co. (The)		3,473	$760,552
Sigma-Aldrich Corp.		4,235	576,002
Stepan Co.		1,112	49,351
Tredegar Corp.		1,606	29,566
Valspar Corp. (The)		4,039	319,041
W.R. Grace & Co.	*	3,427	311,651
Westlake Chemical Corp.		2,558	221,497
Zep, Inc.		936	13,123

			21,597,721

Commercial Services & Supplies—0.6%
ABM Industries, Inc.		2,291	58,856
ACCO Brands Corp.	*	2,302	15,884
ADT Corp. (The)	†	7,488	265,525
Brady Corp., Class A		2,402	53,901
Brink’s Co. (The)		2,084	50,099
Cenveo, Inc.	*†	4,741	11,710
Cintas Corp.		3,343	235,982
Civeo Corp.		4,052	47,044
Clean Harbors, Inc.	*	2,414	130,163
Copart, Inc.	*	2,852	89,310
Covanta Holding Corp.		4,185	88,806
Deluxe Corp.		2,098	115,726
Ennis, Inc.		695	9,153
G&K Services, Inc., Class A		1,008	55,823
Healthcare Services Group, Inc.		4,963	141,991
Herman Miller, Inc.		3,155	94,177
HNI Corp.		2,512	90,407
Interface, Inc.		3,357	54,182
Iron Mountain, Inc. REIT		7,780	254,017
KAR Auction Services, Inc.		2,644	75,698
Kimball International, Inc., Class B		1,500	22,575
Knoll, Inc.		2,701	46,754
McGrath RentCorp		916	31,327
Mobile Mini, Inc.		2,000	69,940
MSA Safety, Inc.		1,444	71,334
NL Industries, Inc.		2,111	15,537
Pitney Bowes, Inc.		5,918	147,891
R.R. Donnelley & Sons Co.		10,168	167,365
Republic Services, Inc.		11,229	438,156
Rollins, Inc.		1,486	43,510
Steelcase, Inc., Class A		1,992	32,250
Stericycle, Inc.	*	3,138	365,765
Tetra Tech, Inc.		2,114	52,808
Tyco International Ltd. (Switzerland)		15,636	696,897
United Stationers, Inc.		2,556	96,029
Viad Corp.		937	19,349
Waste Connections, Inc.		3,543	171,906
Waste Management, Inc.		17,744	843,372

			5,271,219

Communications Equipment—1.6%
ADTRAN, Inc.		3,197	65,634
ARRIS Group, Inc.	*	3,613	102,447
Aruba Networks, Inc.	*	2,125	45,857
Black Box Corp.		865	20,172
Brocade Communications Systems, Inc.		14,008	152,267
CalAmp Corp.	*†	550	9,691
Ciena Corp.	*†	5,950	99,484
Cisco Systems, Inc.		195,330	4,916,456
Comtech Telecommunications Corp.		1,350	50,153
Digi International, Inc.	*	1,976	14,820
EchoStar Corp., Class A	*	1,877	91,523
Emulex Corp.	*	3,408	16,836

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Extreme Networks, Inc.	*	4,491	$21,512
F5 Networks, Inc.	*	2,664	316,323
Finisar Corp.	*†	7,171	119,254
Harmonic, Inc.	*	2,820	17,879
Harris Corp.		3,891	258,362
Infinera Corp.	*†	4,191	44,718
InterDigital, Inc.		2,803	111,615
Ixia	*	2,330	21,296
JDS Uniphase Corp.	*	7,444	95,283
Juniper Networks, Inc.		17,553	388,799
KVH Industries, Inc.	*	375	4,245
Motorola Solutions, Inc.		8,298	525,097
NETGEAR, Inc.	*	1,206	37,688
Numerex Corp., Class A	*	1,800	18,864
Oplink Communications, Inc.		758	12,750
Palo Alto Networks, Inc.	*	2,788	273,503
ParkerVision, Inc.	*†	1,052	1,199
Plantronics, Inc.		1,826	87,246
Polycom, Inc.	*	8,354	102,629
QUALCOMM, Inc.		64,314	4,808,758
Riverbed Technology, Inc.	*	3,698	68,579
Sonus Networks, Inc.	*	10,700	36,594
Ubiquiti Networks, Inc.	*†	904	33,927
ViaSat, Inc.	*†	1,190	65,593

			13,057,053

Construction & Engineering—0.3%
AECOM Technology Corp.	*	3,236	109,215
Aegion Corp.	*	1,223	27,212
Ameresco, Inc., Class A	*	5,845	40,038
Chicago Bridge & Iron Co. NV (Netherlands)		4,114	237,995
Comfort Systems USA, Inc.		2,179	29,525
Dycom Industries, Inc.	*	2,076	63,754
EMCOR Group, Inc.		2,908	116,204
Fluor Corp.		6,816	455,240
Foster Wheeler AG (Switzerland)		1,361	43,035
Furmanite Corp.	*	1,100	7,436
Granite Construction, Inc.		1,889	60,089
Jacobs Engineering Group, Inc.	*	4,968	242,538
KBR, Inc.		6,464	121,717
Layne Christensen Co.	*†	510	4,952
MasTec, Inc.	*	2,049	62,740
Quanta Services, Inc.	*	8,861	321,566
Sterling Construction Co., Inc.	*	4,506	34,561
Tutor Perini Corp.	*	960	25,344
URS Corp.		2,934	169,028

			2,172,189

Construction Materials—0.1%
Eagle Materials, Inc.		2,083	212,112
Headwaters, Inc.	*	2,095	26,271
Martin Marietta Materials, Inc.		2,213	285,344
Vulcan Materials Co.		6,242	375,956

			899,683

Consumer Finance—0.8%
Ally Financial, Inc.	*	6,883	159,273
American Express Co.		34,814	3,047,618
Capital One Financial Corp.		22,188	1,810,985
Cash America International, Inc.		685	30,003
Consumer Portfolio Services, Inc.	*	5,110	32,755
Discover Financial Services		18,027	1,160,758
Ezcorp, Inc., Class A	*†	2,031	20,127
First Cash Financial Services, Inc.	*	2,461	137,767

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Navient Corp.		18,104	$320,622
Nelnet, Inc., Class A		481	20,726
Portfolio Recovery Associates, Inc.	*	1,512	78,972
SLM Corp.		18,104	154,970
World Acceptance Corp.	*†	639	43,132

			7,017,708

Containers & Packaging—0.3%
AEP Industries, Inc.	*†	372	14,088
AptarGroup, Inc.		3,130	189,991
Avery Dennison Corp.		3,924	175,207
Ball Corp.		6,557	414,861
Bemis Co., Inc.		3,374	128,280
Berry Plastics Group, Inc.	*	1,604	40,485
Crown Holdings, Inc.	*	5,070	225,716
Graphic Packaging Holding Co.	*	5,287	65,718
Greif, Inc., Class A		852	37,326
MeadWestvaco Corp.		6,183	253,132
Myers Industries, Inc.		1,716	30,270
Owens-Illinois, Inc.	*	6,064	157,967
Packaging Corp. of America		4,339	276,915
Rock-Tenn Co., Class A		5,176	246,274
Sealed Air Corp.		7,726	269,483
Silgan Holdings, Inc.		820	38,540
Sonoco Products Co.		3,353	131,739

			2,695,992

Distributors—0.1%
Genuine Parts Co.		6,041	529,856
LKQ Corp.	*	11,438	304,137
Pool Corp.		2,434	131,241
VOXX International Corp.	*	1,218	11,327

			976,561

Diversified Consumer Services—0.2%
American Public Education, Inc.	*	698	18,839
Apollo Education Group, Inc.	*	3,118	78,418
Ascent Capital Group, Inc., Class A	*	545	32,809
Career Education Corp.	*	4,167	21,168
Chegg, Inc.	*†	5,262	32,835
DeVry Education Group, Inc.		2,980	127,574
Graham Holdings Co., Class B		258	180,494
Grand Canyon Education, Inc.	*	3,129	127,569
H&R Block, Inc.		11,402	353,576
Houghton Mifflin Harcourt Co.	*	2,131	41,427
ITT Educational Services, Inc.	*†	335	1,437
LifeLock, Inc.	*†	3,002	42,899
Matthews International Corp., Class A		1,052	46,172
Regis Corp.		1,818	29,015
Service Corp. International		10,864	229,665
Sotheby’s		2,623	93,694
Steiner Leisure Ltd. (Bahamas)	*	1,503	56,498
Strayer Education, Inc.	*†	551	32,994
Universal Technical Institute, Inc.		418	3,908
Weight Watchers International, Inc.	*†	1,826	50,105

			1,601,096

Diversified Financial Services—1.7%
Berkshire Hathaway, Inc., Class B	*	68,543	9,468,530
CBOE Holdings, Inc.		3,873	207,302
CME Group, Inc.		11,807	944,029
Interactive Brokers Group, Inc., Class A		1,570	39,171
Intercontinental Exchange, Inc.		4,413	860,756
Leucadia National Corp.		11,434	272,587
McGraw Hill Financial, Inc.		9,601	810,804

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Moody’s Corp.		8,073	$762,899
MSCI, Inc.	*	3,439	161,702
NASDAQ OMX Group, Inc. (The)		5,431	230,383
PHH Corp.	*†	2,212	49,460
PICO Holdings, Inc.	*	1,150	22,943
Resource America, Inc., Class A		1,287	11,982
Tiptree Financial, Inc., Class A	*†	4,605	38,037
Voya Financial, Inc.		4,191	163,868

			14,044,453

Diversified Telecommunication Services—2.0%
8x8, Inc.	*	3,048	20,361
AT&T, Inc.		197,073	6,944,852
CenturyLink, Inc.		22,585	923,501
Cincinnati Bell, Inc.	*	8,448	28,470
Cogent Communications Holdings, Inc.		2,886	96,998
Consolidated Communications Holdings, Inc.	†	80	2,004
Enventis Corp.		651	11,835
Frontier Communications Corp.	†	39,354	256,195
General Communication, Inc., Class A	*	2,516	27,450
Globalstar, Inc.	*†	9,926	36,329
IDT Corp., Class B		1,600	25,696
Level 3 Communications, Inc.	*	8,634	394,833
Lumos Networks Corp.		1,350	21,937
Premiere Global Services, Inc.	*	2,174	26,023
tw telecom inc.	*	4,305	179,131
Verizon Communications, Inc.		155,902	7,793,541
Vonage Holdings Corp.	*	11,167	36,628
Windstream Holdings, Inc.	†	21,003	226,412

			17,052,196

Electric Utilities—1.5%
ALLETE, Inc.		1,243	55,177
American Electric Power Co., Inc.		17,879	933,463
Cleco Corp.		2,109	101,548
Duke Energy Corp.		27,217	2,035,015
Edison International		12,222	683,454
El Paso Electric Co.		1,748	63,889
Empire District Electric Co. (The)	†	4,477	108,120
Entergy Corp.		6,604	510,687
Exelon Corp.		31,805	1,084,232
FirstEnergy Corp.		16,831	565,017
Great Plains Energy, Inc.		3,450	83,386
Hawaiian Electric Industries, Inc.	†	3,066	81,402
IDACORP, Inc.		1,515	81,219
ITC Holdings Corp.		4,617	164,504
MGE Energy, Inc.		2,338	87,114
NextEra Energy, Inc.		16,412	1,540,759
Northeast Utilities		10,939	484,598
OGE Energy Corp.		6,716	249,231
Otter Tail Corp.	†	1,095	29,204
Pepco Holdings, Inc.		7,066	189,086
Pinnacle West Capital Corp.		3,789	207,031
PNM Resources, Inc.		2,169	54,030
Portland General Electric Co.		1,100	35,332
PPL Corp.		24,605	808,028
Southern Co. (The)		33,220	1,450,053
UIL Holdings Corp.		1,496	52,958
Unitil Corp.		2,609	81,114
Westar Energy, Inc.	†	4,032	137,572
Xcel Energy, Inc.		16,552	503,181

			12,460,404

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Electrical Equipment—0.7%
Acuity Brands, Inc.		1,873	$220,471
AMETEK, Inc.		9,526	478,300
AZZ, Inc.		2,357	98,452
Babcock & Wilcox Co. (The)		5,852	162,042
Capstone Turbine Corp.	*†	34,249	36,646
Eaton Corp. plc		17,125	1,085,211
Emerson Electric Co.		27,226	1,703,803
Encore Wire Corp.		1,400	51,926
EnerSys		2,156	126,428
Enphase Energy, Inc.	*	4,495	67,380
Franklin Electric Co., Inc.		1,804	62,671
FuelCell Energy, Inc.	*†	36,395	76,066
Generac Holdings, Inc.	*†	3,020	122,431
General Cable Corp.	†	1,732	26,119
GrafTech International Ltd.	*†	3,487	15,970
Hubbell, Inc., Class B		2,078	250,461
LSI Industries, Inc.		1,083	6,574
Plug Power, Inc.	*†	9,245	42,435
Polypore International, Inc.	*	2,675	104,084
Powell Industries, Inc.		1,045	42,699
Regal-Beloit Corp.		1,272	81,726
Revolution Lighting Technologies, Inc.	*†	8,587	14,426
Rockwell Automation, Inc.		4,979	547,092
SolarCity Corp.	*†	1,455	86,718
Vicor Corp.	*	1,380	12,972

			5,523,103

Electronic Equipment, Instruments & Components—0.7%
Agilysys, Inc.	*	1,335	15,660
Amphenol Corp., Class A		5,423	541,541
Anixter International, Inc.		1,723	146,179
Arrow Electronics, Inc.	*	4,585	253,780
Avnet, Inc.		5,129	212,853
AVX Corp.		2,270	30,146
Badger Meter, Inc.		1,134	57,210
Belden, Inc.		1,894	121,254
Benchmark Electronics, Inc.	*	2,520	55,969
CDW Corp.		1,294	40,179
Checkpoint Systems, Inc.	*	1,441	17,623
Cognex Corp.	*	4,046	162,932
Coherent, Inc.	*	1,348	82,727
Corning, Inc.		52,217	1,009,877
CTS Corp.		1,580	25,106
Daktronics, Inc.		927	11,393
Dolby Laboratories, Inc., Class A	*	1,370	57,252
DTS, Inc.	*	755	19,064
Electro Rent Corp.		950	13,081
Electro Scientific Industries, Inc.		1,421	9,649
FARO Technologies, Inc.	*	453	22,990
FEI Co.		1,368	103,175
FLIR Systems, Inc.		5,608	175,755
II-VI, Inc.*		1,364	16,054
Ingram Micro, Inc., Class A	*	7,190	185,574
Insight Enterprises, Inc.	*	2,054	46,482
InvenSense Inc.	*†	1,864	36,777
IPG Photonics Corp.	*†	2,130	146,501
Itron, Inc.	*	955	37,541
Jabil Circuit, Inc.		8,287	167,149
Knowles Corp.	*†	2,880	76,320
Littelfuse, Inc.		909	77,429
Maxwell Technologies, Inc.	*	370	3,226
Mercury Systems, Inc.	*	963	10,603
Mesa Laboratories, Inc.	†	887	51,251

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Methode Electronics, Inc.		1,383	$50,991
MTS Systems Corp.		1,342	91,605
National Instruments Corp.		5,121	158,393
Newport Corp.	*	1,614	28,600
OSI Systems, Inc.	*	867	55,037
Park Electrochemical Corp.		1,086	25,575
PC Connection, Inc.		854	18,335
Plexus Corp.	*	1,884	69,576
Rofin-Sinar Technologies, Inc.	*	2,200	50,732
Rogers Corp.	*	803	43,972
Sanmina Corp.	*	3,577	74,616
ScanSource, Inc.	*	1,126	38,948
SYNNEX Corp.	*	104	6,721
Tech Data Corp.	*	2,057	121,075
Trimble Navigation Ltd.	*	8,636	263,398
TTM Technologies, Inc.	*	1,639	11,162
Universal Display Corp.	*†	1,350	44,064
Vishay Intertechnology, Inc.		6,172	88,198
Vishay Precision Group, Inc.	*	440	6,574
Zebra Technologies Corp., Class A	*	2,729	193,677

			5,481,551

Energy Equipment & Services—1.7%
Atwood Oceanics, Inc.	*	1,298	56,710
Baker Hughes, Inc.		17,431	1,134,061
Basic Energy Services, Inc.	*	1,600	34,704
Bristow Group, Inc.		982	65,990
Cameron International Corp.	*	8,658	574,718
CARBO Ceramics, Inc.	†	1,137	67,345
CHC Group Ltd. (Canada)	*†	5,011	28,062
Dawson Geophysical Co.		924	16,798
Diamond Offshore Drilling, Inc.	†	1,577	54,044
Dresser-Rand Group, Inc.	*	2,924	240,528
Dril-Quip, Inc.	*	880	78,672
Era Group, Inc.	*	713	15,508
Exterran Holdings, Inc.		2,465	109,224
FMC Technologies, Inc.	*	8,237	447,351
Geospace Technologies Corp.	*	1,100	38,665
Gulfmark Offshore, Inc., Class A		1,000	31,350
Halliburton Co.		32,724	2,111,025
Helix Energy Solutions Group, Inc.	*	3,853	84,997
Helmerich & Payne, Inc.		3,926	384,238
Hercules Offshore, Inc.	*†	5,226	11,497
Hornbeck Offshore Services, Inc.	*†	1,800	58,914
ION Geophysical Corp.	*	6,136	17,119
Key Energy Services, Inc.	*	7,257	35,124
Matrix Service Co.	*	468	11,288
McDermott International, Inc.	*†	11,704	66,947
Mitcham Industries, Inc.	*	1,100	12,155
Nabors Industries Ltd. (Bermuda)		10,988	250,087
National Oilwell Varco, Inc.		15,901	1,210,066
Newpark Resources, Inc.	*	3,484	43,341
Oceaneering International, Inc.		4,464	290,919
Oil States International, Inc.	*	2,026	125,409
Parker Drilling Co.	*	3,755	18,550
Patterson-UTI Energy, Inc.		6,712	218,341
PHI, Inc.	*	774	31,850
Pioneer Energy Services Corp.	*	2,700	37,854
Rowan Cos. plc, Class A		3,918	99,165
Schlumberger Ltd.		49,527	5,036,401
SEACOR Holdings, Inc.	*	713	53,332
Seadrill Ltd. (Bermuda)	†	15,030	402,203
Seventy Seven Energy, Inc.	*	1,461	34,684
Superior Energy Services, Inc.		7,732	254,151

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Tesco Corp.		3,185	$63,222
TETRA Technologies, Inc.	*	2,352	25,449
Tidewater, Inc.		2,250	87,818
Unit Corp.	*	1,702	99,822

			14,169,698

Food & Staples Retailing—1.9%
Andersons, Inc. (The)		1,050	66,024
Casey’s General Stores, Inc.		1,608	115,294
Costco Wholesale Corp.		16,259	2,037,578
CVS Health Corp.		44,840	3,568,816
Fresh Market, Inc. (The)	*†	1,489	52,011
Kroger Co. (The)		20,480	1,064,960
Pantry, Inc. (The)	*	1,200	24,276
PriceSmart, Inc.		1,212	103,796
Rite Aid Corp.	*	31,827	154,043
Safeway, Inc.		8,825	302,697
SpartanNash Co.		808	15,716
Sprouts Farmers Market, Inc.	*†	1,313	38,169
SUPERVALU, Inc.	*	8,154	72,897
Sysco Corp.		20,649	783,629
United Natural Foods, Inc.	*	1,912	117,511
Walgreen Co.		35,702	2,116,057
Wal-Mart Stores, Inc.		60,789	4,648,535
Weis Markets, Inc.		382	14,909
Whole Foods Market, Inc.		14,831	565,209

			15,862,127

Food Products—1.5%
Archer-Daniels-Midland Co.		23,265	1,188,841
B&G Foods, Inc.		4,432	122,102
Bunge Ltd.		5,710	480,953
Campbell Soup Co.		5,629	240,527
Chiquita Brands International, Inc.	*	2,150	30,530
ConAgra Foods, Inc.		14,190	468,838
Darling Ingredients, Inc.	*	7,139	130,786
Dean Foods Co.	†	3,140	41,605
Farmer Bros. Co.	*	930	26,924
Flowers Foods, Inc.		7,909	145,209
Fresh Del Monte Produce, Inc.		567	18,087
General Mills, Inc.		24,219	1,221,849
Hain Celestial Group, Inc. (The)	*	1,426	145,951
Hershey Co. (The)		5,148	491,274
Hormel Foods Corp.		6,390	328,382
Ingredion, Inc.		3,164	239,800
Inventure Foods, Inc.	*	5,272	68,325
J&J Snack Foods Corp.		761	71,199
J.M. Smucker Co. (The)		4,332	428,825
Kellogg Co.		10,655	656,348
Keurig Green Mountain, Inc.		5,854	761,781
Kraft Foods Group, Inc.		22,510	1,269,564
Lancaster Colony Corp.		1,389	118,454
McCormick & Co., Inc. (Non-Voting Shares)		4,101	274,357
Mead Johnson Nutrition Co.		7,038	677,196
Mondelez International, Inc., Class A		65,380	2,240,246
Post Holdings, Inc.	*	1,156	38,356
Sanderson Farms, Inc.	†	864	75,989
Seaboard Corp.	*†	18	48,150
Snyder’s-Lance, Inc.		1,370	36,305
Tootsie Roll Industries, Inc.	†	701	19,621
TreeHouse Foods, Inc.	*	1,256	101,108
Tyson Foods, Inc., Class A		10,231	402,794

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
WhiteWave Foods Co. (The)	*	4,301	$156,255

			12,766,531

Gas Utilities—0.2%
AGL Resources, Inc.		3,698	189,855
Atmos Energy Corp.		2,732	130,316
Chesapeake Utilities Corp.		1,424	59,303
Laclede Group, Inc. (The)		1,025	47,560
National Fuel Gas Co.		3,639	254,694
New Jersey Resources Corp.		1,681	84,907
Northwest Natural Gas Co.		1,183	49,982
ONE Gas, Inc.		1,954	66,925
Piedmont Natural Gas Co., Inc.	†	2,740	91,872
Questar Corp.		7,412	165,214
South Jersey Industries, Inc.		2,014	107,467
Southwest Gas Corp.		1,252	60,822
UGI Corp.		4,080	139,087
WGL Holdings, Inc.		2,315	97,508

			1,545,512

Health Care Equipment & Supplies—2.1%
Abaxis, Inc.	†	749	37,982
Abbott Laboratories		58,115	2,417,003
ABIOMED, Inc.	*†	886	21,999
Alere, Inc.	*	3,011	116,767
Align Technology, Inc.	*	2,449	126,564
Analogic Corp.		593	37,928
Baxter International, Inc.		21,536	1,545,639
Becton Dickinson and Co.		7,370	838,780
Boston Scientific Corp.	*	53,699	634,185
C.R. Bard, Inc.		2,876	410,434
CareFusion Corp.	*	9,287	420,237
Cerus Corp.	*†	1,010	4,050
CONMED Corp.		1,362	50,176
Cooper Cos., Inc. (The)		1,627	253,405
Covidien plc (Ireland)		17,848	1,544,030
CryoLife, Inc.		937	9,248
Cyberonics, Inc.	*	956	48,909
Cynosure, Inc., Class A	*	314	6,594
DENTSPLY International, Inc.		5,668	258,461
DexCom, Inc.	*	4,391	175,596
Edwards Lifesciences Corp.	*	3,593	367,025
Greatbatch, Inc.	*	942	40,139
Haemonetics Corp.	*	2,314	80,805
HeartWare International, Inc.	*	664	51,546
Hill-Rom Holdings, Inc.		1,576	65,294
Hologic, Inc.	*	9,792	238,239
ICU Medical, Inc.	*	605	38,829
IDEXX Laboratories, Inc.	*	1,985	233,893
Insulet Corp.	*	2,469	90,983
Integra LifeSciences Holdings Corp.	*	1,190	59,072
Intuitive Surgical, Inc.	*	1,385	639,621
Invacare Corp.		1,333	15,743
Masimo Corp.	*	1,500	31,920
Medtronic, Inc.		38,179	2,365,189
Meridian Bioscience, Inc.	†	1,158	20,485
Merit Medical Systems, Inc.	*	3,149	37,410
Neogen Corp.	*	3,150	124,425
NuVasive, Inc.	*	990	34,521
OraSure Technologies, Inc.	*	1,687	12,180
ResMed, Inc.	†	6,068	298,970
RTI Surgical, Inc.	*	807	3,857
Sirona Dental Systems, Inc.	*	1,664	127,595
Spectranetics Corp. (The)	*	1,045	27,766

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
St. Jude Medical, Inc.		10,767	$647,420
STAAR Surgical Co.	*	848	9,014
STERIS Corp.		2,777	149,847
Stryker Corp.		12,580	1,015,835
SurModics, Inc.	*	3,284	59,637
Teleflex, Inc.		1,322	138,863
Thoratec Corp.	*	2,306	61,639
TransEnterix, Inc.	*†	7,273	31,710
Varian Medical Systems, Inc.	*	4,761	381,451
Volcano Corp.	*	1,970	20,961
West Pharmaceutical Services, Inc.		3,408	152,542
Wright Medical Group, Inc.	*	1,309	39,663
Zimmer Holdings, Inc.		5,894	592,642

			17,264,718

Health Care Providers & Services—2.3%
Aetna, Inc.		14,039	1,137,159
Air Methods Corp.	*†	2,900	161,095
Almost Family, Inc.	*	422	11,466
Amedisys, Inc.	*	1,698	34,249
AmerisourceBergen Corp.		9,159	707,991
AMN Healthcare Services, Inc.	*	1,507	23,660
Amsurg Corp.	*	1,423	71,221
BioScrip, Inc.	*†	1,095	7,566
Brookdale Senior Living, Inc.	*	4,596	148,083
Cardinal Health, Inc.		13,757	1,030,674
Catamaran Corp.	*	7,215	304,112
Centene Corp.	*	1,972	163,104
Chemed Corp.	†	1,162	119,570
Cigna Corp.		10,828	981,991
Community Health Systems, Inc.	*	4,972	272,416
Cross Country Healthcare, Inc.	*	1,339	12,439
DaVita HealthCare Partners, Inc.	*	7,014	513,004
Envision Healthcare Holdings, Inc.	*	1,100	38,148
ExamWorks Group, Inc.	*	1,308	42,837
Express Scripts Holding Co.	*	30,046	2,122,149
Gentiva Health Services, Inc.	*	1,474	24,734
Hanger, Inc.	*	1,083	22,223
HCA Holdings, Inc.	*	10,887	767,751
Health Net, Inc.	*	3,209	147,967
HealthSouth Corp.		2,220	81,918
Healthways, Inc.	*	1,362	21,819
Henry Schein, Inc.	*	3,652	425,348
Humana, Inc.		6,153	801,674
Kindred Healthcare, Inc.		2,148	41,671
Laboratory Corp. of America Holdings	*	3,138	319,292
Landauer, Inc.		598	19,740
LifePoint Hospitals, Inc.	*	2,149	148,689
Magellan Health, Inc.	*	1,400	76,622
McKesson Corp.		8,824	1,717,768
MEDNAX, Inc.	*	4,364	239,235
MWI Veterinary Supply, Inc.	*	519	77,020
National Healthcare Corp.		431	23,925
National Research Corp., Class A	*†	3,750	48,788
Omnicare, Inc.		4,277	266,286
Owens & Minor, Inc.		2,434	79,689
Patterson Cos., Inc.		4,679	193,851
PharMerica Corp.	*	1,365	33,347
Quest Diagnostics, Inc.		6,754	409,833
Team Health Holdings, Inc.	*	3,999	231,902
Tenet Healthcare Corp.	*	4,822	286,379
U.S. Physical Therapy, Inc.		1,300	46,007
UnitedHealth Group, Inc.		37,655	3,247,744
Universal American Corp.	*	1,812	14,568

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Universal Health Services, Inc., Class B		3,504	$366,168
VCA, Inc.	*	3,442	135,374
WellCare Health Plans, Inc.	*	1,500	90,510
WellPoint, Inc.		10,501	1,256,130

			19,566,906

Health Care Technology—0.1%
Allscripts Healthcare Solutions, Inc.	*	4,515	60,569
athenahealth, Inc.	*†	1,151	151,575
Cerner Corp.	*	11,584	690,059
HMS Holdings Corp.	*	4,230	79,735
Medidata Solutions, Inc.	*	2,616	115,863
Omnicell, Inc.	*	783	21,399
Quality Systems, Inc.		1,536	21,151

			1,140,351

Hotels, Restaurants & Leisure—1.9%
Bally Technologies, Inc.	*	1,971	159,060
Biglari Holdings, Inc.	*	90	30,578
Bob Evans Farms, Inc.		1,465	69,353
Boyd Gaming Corp.	*	2,619	26,609
Brinker International, Inc.		2,003	101,732
Buffalo Wild Wings, Inc.	*	867	116,412
Burger King Worldwide, Inc.	†	1,533	45,469
Carnival Corp.		17,391	698,596
Cheesecake Factory, Inc. (The)		3,444	156,702
Chipotle Mexican Grill, Inc.	*	1,138	758,579
Choice Hotels International, Inc.		1,616	84,032
Churchill Downs, Inc.		638	62,205
Cracker Barrel Old Country Store, Inc.		919	94,832
Darden Restaurants, Inc.	†	3,930	202,238
DineEquity, Inc.		1,079	88,036
Domino’s Pizza, Inc.		1,531	117,826
Dunkin’ Brands Group, Inc.		4,613	206,755
Hilton Worldwide Holdings, Inc.	*	1,826	44,974
Hyatt Hotels Corp., Class A	*	682	41,275
International Game Technology		7,153	120,671
International Speedway Corp., Class A		1,190	37,652
Interval Leisure Group, Inc.		1,886	35,928
Isle of Capri Casinos, Inc.	*	1,250	9,375
Jack in the Box, Inc.		2,874	195,978
Krispy Kreme Doughnuts, Inc.	*	2,573	44,153
Las Vegas Sands Corp.		15,013	933,959
Life Time Fitness, Inc.	*	1,774	89,480
Marcus Corp. (The)		1,505	23,779
Marriott International, Inc., Class A		9,639	673,766
Marriott Vacations Worldwide Corp.	*	1,075	68,166
McDonald’s Corp.		37,192	3,526,173
MGM Resorts International	*	16,457	374,890
Morgans Hotel Group Co.	*	2,300	18,561
Multimedia Games Holding Co., Inc.	*	1,202	43,284
Norwegian Cruise Line Holdings Ltd.	*	1,279	46,069
Panera Bread Co., Class A	*	1,250	203,400
Papa John’s International, Inc.		2,715	108,573
Penn National Gaming, Inc.	*	2,586	28,989
Pinnacle Entertainment, Inc.	*	1,629	40,872
Red Robin Gourmet Burgers, Inc.	*	692	39,375
Royal Caribbean Cruises Ltd.		5,925	398,693
Ruby Tuesday, Inc.	*	2,816	16,586
Scientific Games Corp., Class A	*	2,517	27,108
Six Flags Entertainment Corp.		2,984	102,620
Sonic Corp.	*	3,730	83,403
Speedway Motorsports, Inc.		149	2,542
Starbucks Corp.		28,124	2,122,237

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Starwood Hotels & Resorts Worldwide, Inc.		7,446	$619,582
Texas Roadhouse, Inc.		3,070	85,469
Vail Resorts, Inc.		1,491	129,359
Wendy’s Co. (The)		11,481	94,833
Wyndham Worldwide Corp.		5,799	471,227
Wynn Resorts Ltd.		3,423	640,375
Yum! Brands, Inc.		16,971	1,221,573

			15,783,963

Household Durables—0.5%
Beazer Homes USA, Inc.	*	4,467	74,956
CSS Industries, Inc.		2,711	65,742
D.R. Horton, Inc.		8,007	164,304
Ethan Allen Interiors, Inc.		1,551	35,363
Garmin Ltd. (Switzerland)	†	4,621	240,246
Harman International Industries, Inc.		2,728	267,453
Helen of Troy Ltd. (Bermuda)	*	1,333	70,009
Hovnanian Enterprises, Inc., Class A	*†	13,407	49,204
Jarden Corp.	*	4,381	263,342
KB Home	†	3,248	48,525
La-Z-Boy, Inc.		2,404	47,575
Leggett & Platt, Inc.		5,407	188,812
Lennar Corp., Class A		5,675	220,360
M/I Homes, Inc.	*	610	12,090
MDC Holdings, Inc.	†	1,091	27,624
Meritage Homes Corp.	*	1,300	46,150
Mohawk Industries, Inc.	*	1,833	247,125
NACCO Industries, Inc., Class A		309	15,367
Newell Rubbermaid, Inc.		10,591	364,436
NVR, Inc.	*	112	126,562
PulteGroup, Inc.		13,539	239,099
Ryland Group, Inc. (The)		1,852	61,561
Standard Pacific Corp.	*	2,568	19,234
Tempur Sealy International, Inc.	*	1,346	75,605
Toll Brothers, Inc.	*	6,318	196,869
TRI Pointe Homes, Inc.	*	4,048	52,381
Tupperware Brands Corp.		2,427	167,560
Universal Electronics, Inc.	*	639	31,547
Whirlpool Corp.		2,800	407,820

			3,826,921

Household Products—1.6%
Central Garden and Pet Co., Class A	*	1,230	9,889
Church & Dwight Co., Inc.		5,138	360,482
Clorox Co. (The)		4,503	432,468
Colgate-Palmolive Co.		35,450	2,312,049
Energizer Holdings, Inc.		1,856	228,678
Kimberly-Clark Corp.		14,543	1,564,390
Procter & Gamble Co. (The)		102,605	8,592,143
WD-40 Co.		949	64,494

			13,564,593

Independent Power and Renewable Electricity Producers—0.2%
AES Corp. (The)		26,935	381,938
Calpine Corp.	*	16,000	347,200
Dynegy, Inc.	*	5,695	164,358
NRG Energy, Inc.		14,472	441,106
Pattern Energy Group, Inc.		1,263	39,052

			1,373,654

Industrial Conglomerates—1.9%
3M Co.		25,066	3,551,351
Carlisle Cos., Inc.		2,452	197,092
Danaher Corp.		23,171	1,760,533

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
General Electric Co.		379,636	$9,726,274
Roper Industries, Inc.		3,563	521,231

			15,756,481

Insurance—3.0%
ACE Ltd. (Switzerland)		12,470	1,307,729
Aflac, Inc.		18,456	1,075,062
Alleghany Corp.	*	614	256,744
Allied World Assurance Co. Holdings AG (Switzerland)		5,025	185,121
Allstate Corp. (The)		17,751	1,089,379
American Equity Investment Life Holding Co.		4,302	98,430
American Financial Group, Inc.		2,657	153,814
American International Group, Inc.		55,668	3,007,185
American National Insurance Co.		374	42,038
Aon plc (United Kingdom)		11,889	1,042,309
Arch Capital Group Ltd. (Bermuda)	*	4,284	234,420
Argo Group International Holdings Ltd. (Bermuda)		988	49,706
Arthur J. Gallagher & Co.		4,922	223,262
Aspen Insurance Holdings Ltd. (Bermuda)		3,512	150,208
Assurant, Inc.		2,563	164,801
Assured Guaranty Ltd. (Bermuda)		7,538	167,042
Axis Capital Holdings Ltd. (Bermuda)		5,691	269,355
Baldwin & Lyons, Inc., Class B		945	23,341
Brown & Brown, Inc.		5,036	161,907
Chubb Corp. (The)		9,750	888,030
Cincinnati Financial Corp.		6,036	283,994
CNA Financial Corp.		1,422	54,079
CNO Financial Group, Inc.		6,600	111,936
Crawford & Co., Class B		1,891	15,601
EMC Insurance Group, Inc.		341	9,848
Employers Holdings, Inc.		2,770	53,322
Endurance Specialty Holdings Ltd. (Bermuda)		2,698	148,876
Enstar Group Ltd. (Bermuda)	*	772	105,239
Erie Indemnity Co., Class A		1,023	77,554
Everest Re Group Ltd. (Bermuda)		2,228	360,958
FBL Financial Group, Inc., Class A		1,275	56,993
First American Financial Corp.		3,159	85,672
FNF Group		9,399	260,728
FNFV Group	*	3,132	43,096
Genworth Financial, Inc., Class A	*	16,181	211,971
Hanover Insurance Group, Inc. (The)		2,346	144,091
Hartford Financial Services Group, Inc. (The)		15,915	592,834
HCC Insurance Holdings, Inc.		3,999	193,112
Hilltop Holdings, Inc.	*†	1,180	23,659
Horace Mann Educators Corp.		2,000	57,020
Independence Holding Co.		1,056	14,034
Infinity Property & Casualty Corp.		810	51,848
Kansas City Life Insurance Co.		902	40,004
Kemper Corp.		1,906	65,090
Lincoln National Corp.		10,899	583,968
Loews Corp.		11,788	491,088
Markel Corp.	*	488	310,441
Marsh & McLennan Cos., Inc.		20,404	1,067,945
MBIA, Inc.	*	5,212	47,846
Mercury General Corp.		1,109	54,130
MetLife, Inc.		33,905	1,821,377
Montpelier Re Holdings Ltd. (Bermuda)		3,734	116,090
Navigators Group, Inc. (The)	*	938	57,687
Old Republic International Corp.		10,195	145,585

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
PartnerRe Ltd. (Bermuda)		2,300	$252,747
Phoenix Cos., Inc. (The)	*	210	11,773
Platinum Underwriters Holdings Ltd. (Bermuda)		2,206	134,279
Primerica, Inc.		870	41,951
Principal Financial Group, Inc.		10,891	571,451
ProAssurance Corp.		2,054	90,520
Progressive Corp. (The)		23,937	605,127
Protective Life Corp.		3,130	217,253
Prudential Financial, Inc.		17,092	1,503,070
Reinsurance Group of America, Inc.		2,454	196,639
RenaissanceRe Holdings Ltd. (Bermuda)		2,164	216,378
RLI Corp.		2,328	100,779
Safety Insurance Group, Inc.		850	45,824
Selective Insurance Group, Inc.		2,122	46,981
StanCorp Financial Group, Inc.		2,460	155,423
State Auto Financial Corp.		488	10,009
Stewart Information Services Corp.		1,239	36,365
Torchmark Corp.		6,045	316,577
Travelers Cos., Inc. (The)		13,074	1,228,172
United Fire Group, Inc.		1,250	34,713
Unum Group		12,054	414,417
Validus Holdings Ltd. (Bermuda)		3,553	139,064
W.R. Berkley Corp.		2,501	119,548
White Mountains Insurance Group Ltd.		300	189,021
XL Group plc (Ireland)		9,901	328,416

			25,354,096

Internet & Catalog Retail—1.2%
1-800-Flowers.com, Inc., Class A	*	793	5,702
Amazon.com, Inc.	*	13,994	4,512,225
Expedia, Inc.		3,588	314,381
FTD Cos., Inc.	*	501	17,089
Groupon, Inc.	*†	19,947	133,246
HomeAway, Inc.	*	4,242	150,591
HSN, Inc.		1,886	115,744
Lands’ End, Inc.	*†	820	33,718
Liberty Interactive Corp., Series A	*	20,728	591,163
Liberty TripAdvisor Holdings, Inc., Series A	*	3,296	111,734
Liberty Ventures, Series A	*	3,296	125,116
Netflix, Inc.	*	2,120	956,502
Orbitz Worldwide, Inc.	*	4,023	31,661
Overstock.com, Inc.	*†	770	12,982
Priceline Group, Inc. (The)	*	1,941	2,248,804
Shutterfly, Inc.	*	2,976	145,050
TripAdvisor, Inc.	*	4,347	397,403
zulily, Inc., Class A	*†	1,125	42,626

			9,945,737

Internet Software & Services—3.3%
Akamai Technologies, Inc.	*	7,479	447,244
Angie’s List, Inc.	*†	1,166	7,427
AOL, Inc.	*	3,989	179,306
Bazaarvoice, Inc.	*†	5,255	38,834
Blucora, Inc.	*	1,323	20,163
Brightcove, Inc.	*	3,636	20,289
ChannelAdvisor Corp.	*†	1,716	28,142
Conversant, Inc.	*	4,058	138,987
Cornerstone OnDemand, Inc.	*	1,310	45,077
CoStar Group, Inc.	*	1,152	179,182
Dealertrack Technologies, Inc.	*	1,800	78,138
Demandware, Inc.	*	750	38,190
Digital River, Inc.	*	1,627	23,624

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
EarthLink Holdings Corp.		5,814	$19,884
eBay, Inc.	*	49,126	2,782,005
Envestnet, Inc.	*	860	38,700
Equinix, Inc.	*	1,616	343,368
Facebook, Inc., Class A	*	73,653	5,821,533
Gogo, Inc.	*†	2,212	37,294
Google, Inc., Class A	*	10,468	6,159,476
Google, Inc., Class C	*	10,591	6,114,820
IAC/InterActiveCorp		2,481	163,498
Internap Network Services Corp.	*†	1,297	8,949
j2 Global, Inc.		1,614	79,667
LinkedIn Corp., Class A	*	3,488	724,772
LivePerson, Inc.	*	3,333	41,962
Marin Software, Inc.	*	3,014	25,920
Marketo, Inc.	*†	1,518	49,031
Millennial Media, Inc.	*†	9,318	17,332
Monster Worldwide, Inc.	*	4,681	25,746
Move, Inc.	*	1,840	38,566
NIC, Inc.		2,450	42,189
Pandora Media, Inc.	*	6,508	157,233
Rackspace Hosting, Inc.	*	6,130	199,532
RealNetworks, Inc.	*	1,461	10,154
Rocket Fuel, Inc.	*†	1,372	21,678
Shutterstock, Inc.	*†	501	35,761
Stamps.com, Inc.	*	1,050	33,348
Textura Corp.	*†	1,712	45,197
Trulia, Inc.	*†	1,934	94,573
Twitter, Inc.	*	17,160	885,113
Unwired Planet, Inc.	*	2,763	5,139
VeriSign, Inc.	*†	4,905	270,364
Vistaprint NV (Netherlands)	*†	2,666	146,070
Web.com Group, Inc.	*	2,467	49,241
WebMD Health Corp.	*†	2,106	88,052
Wix.com Ltd. (Israel)	*	2,051	33,329
XO Group, Inc.	*	2,304	25,828
Xoom Corp.	*	1,599	35,098
Yahoo!, Inc.	*	35,608	1,451,026
Yelp, Inc.	*	1,673	114,182
Zillow, Inc., Class A	*†	1,791	207,738
Zix Corp.	*	1,015	3,471

			27,691,442

IT Services—3.1%
Accenture plc, Class A (Ireland)		23,994	1,951,192
Acxiom Corp.	*	3,451	57,114
Alliance Data Systems Corp.	*	1,955	485,368
Amdocs Ltd.		6,782	311,158
Automatic Data Processing, Inc.		18,052	1,499,760
Broadridge Financial Solutions, Inc.		5,748	239,289
CACI International, Inc., Class A	*	1,198	85,381
Cardtronics, Inc.	*	3,545	124,784
Ciber, Inc.	*	2,444	8,383
Cognizant Technology Solutions Corp., Class A	*	22,254	996,312
Computer Sciences Corp.		5,963	364,637
Convergys Corp.		5,933	105,726
CoreLogic, Inc.	*	3,159	85,514
CSG Systems International, Inc.		2,153	56,581
DST Systems, Inc.		1,853	155,504
EPAM Systems, Inc.	*	938	41,075
Euronet Worldwide, Inc.	*	1,056	50,466
Fidelity National Information Services, Inc.		10,986	618,512
Fiserv, Inc.	*	10,252	662,638

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
FleetCor Technologies, Inc.	*	2,714	$385,714
Forrester Research, Inc.		963	35,496
Gartner, Inc.	*	3,107	228,271
Genpact Ltd. (Bermuda)	*	6,727	109,785
Global Payments, Inc.		3,238	226,271
Hackett Group, Inc. (The)		1,140	6,794
Heartland Payment Systems, Inc.		2,876	137,243
iGATE Corp.	*	1,397	51,298
International Business Machines Corp.		35,943	6,823,060
Jack Henry & Associates, Inc.		3,591	199,875
Leidos Holdings, Inc.		2,132	73,192
Lionbridge Technologies, Inc.	*	1,165	5,242
ManTech International Corp., Class A		1,217	32,798
MasterCard, Inc., Class A		38,715	2,861,813
MAXIMUS, Inc.		4,208	168,867
ModusLink Global Solutions, Inc.	*†	1,007	3,595
MoneyGram International, Inc.	*	468	5,869
NeuStar, Inc., Class A	*†	3,140	77,966
Paychex, Inc.		11,720	518,024
Sapient Corp.	*	4,150	58,100
Science Applications International Corp.		1,218	53,872
ServiceSource International, Inc.	*†	7,526	24,309
Sykes Enterprises, Inc.	*	1,423	28,432
Syntel, Inc.	*	1,554	136,659
TeleTech Holdings, Inc.	*	2,738	67,300
Teradata Corp.	*	5,364	224,859
Total System Services, Inc.		6,935	214,708
Unisys Corp.	*	1,371	32,095
Vantiv, Inc., Class A	*	2,220	68,598
VeriFone Systems, Inc.	*	4,239	145,737
Visa, Inc., Class A		19,176	4,091,583
Western Union Co. (The)		23,068	370,011
WEX, Inc.	*	1,750	193,060
Xerox Corp.		44,371	587,028

			26,146,918

Leisure Products—0.2%
Arctic Cat, Inc.		689	23,991
Brunswick Corp.		3,797	160,006
Callaway Golf Co.		2,881	20,858
Hasbro, Inc.		4,899	269,421
JAKKS Pacific, Inc.	*†	765	5,431
LeapFrog Enterprises, Inc.	*	1,261	7,553
Mattel, Inc.		13,029	399,339
Polaris Industries, Inc.		2,406	360,395
Sturm Ruger & Co., Inc.	†	1,052	51,222

			1,298,216

Life Sciences Tools & Services—0.6%
Accelerate Diagnostics, Inc.	*†	1,363	29,277
Affymetrix, Inc.	*†	2,525	20,149
Agilent Technologies, Inc.		13,260	755,555
Bio-Rad Laboratories, Inc., Class A*		623	70,648
Bruker Corp.	*	4,987	92,334
Cambrex Corp.	*	1,258	23,499
Charles River Laboratories International, Inc.	*	2,755	164,584
Covance, Inc.	*	2,839	223,429
Fluidigm Corp.	*	1,443	35,354
Illumina, Inc.	*	4,535	743,377
Luminex Corp.	*†	1,070	20,865
Mettler-Toledo International, Inc.	*	913	233,847
Pacific Biosciences of California, Inc.	*	6,332	31,090
PAREXEL International Corp.	*	2,306	145,486

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
PerkinElmer, Inc.		5,266	$229,598
QIAGEN NV (Netherlands)	*	6,882	156,703
Quintiles Transnational Holdings, Inc.	*	777	43,341
Sequenom, Inc.	*†	19,756	58,675
Techne Corp.		1,736	162,403
Thermo Fisher Scientific, Inc.		14,634	1,780,958
Waters Corp.	*	3,591	355,940

			5,377,112

Machinery—2.0%
Accuride Corp.	*	8,669	32,856
Actuant Corp., Class A		2,022	61,711
AGCO Corp.		3,068	139,471
Albany International Corp., Class A		1,437	48,916
Allison Transmission Holdings, Inc.		2,419	68,917
American Railcar Industries, Inc.	†	1,200	88,704
Astec Industries, Inc.		821	29,942
Barnes Group, Inc.		2,018	61,246
Blount International, Inc.	*	1,532	23,179
Briggs & Stratton Corp.		1,822	32,832
Caterpillar, Inc.		24,087	2,385,336
Chart Industries, Inc.	*†	1,070	65,409
CIRCOR International, Inc.		711	47,872
CLARCOR, Inc.		2,354	148,490
Colfax Corp.	*	3,666	208,852
Crane Co.		2,467	155,939
Cummins, Inc.		7,207	951,180
Deere & Co.	†	14,406	1,181,148
Donaldson Co., Inc.		4,058	164,877
Dover Corp.		5,761	462,781
EnPro Industries, Inc.	*	981	59,380
ESCO Technologies, Inc.		1,222	42,501
ExOne Co. (The)	*†	1,154	24,107
Federal Signal Corp.		2,159	28,585
Flowserve Corp.		5,994	422,697
FreightCar America, Inc.		900	29,970
Graco, Inc.		2,883	210,401
Harsco Corp.		3,646	78,061
Hillenbrand, Inc.		1,576	48,683
Hurco Cos., Inc.		300	11,298
Hyster-Yale Materials Handling, Inc.		618	44,261
IDEX Corp.		3,304	239,111
Illinois Tool Works, Inc.		13,130	1,108,435
Ingersoll-Rand plc		11,284	635,966
ITT Corp.		2,488	111,811
John Bean Technologies Corp.		1,164	32,743
Joy Global, Inc.		4,237	231,086
Kadant, Inc.		721	28,155
Kennametal, Inc.		3,196	132,027
Lincoln Electric Holdings, Inc.		3,754	259,533
Lindsay Corp.	†	808	60,398
Manitowoc Co., Inc. (The)		5,044	118,282
Meritor, Inc.	*	2,791	30,282
Middleby Corp. (The)	*	2,952	260,160
Mueller Industries, Inc.		3,184	90,871
Mueller Water Products, Inc., Class A		3,000	24,840
Navistar International Corp.	*†	2,436	80,169
Nordson Corp.		3,044	231,557
Oshkosh Corp.		2,868	126,622
PACCAR, Inc.		13,455	765,253
Pall Corp.		3,831	320,655
Parker-Hannifin Corp.		5,068	578,512
Pentair plc (United Kingdom)		7,818	512,001
Snap-on, Inc.		2,419	292,893

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
SPX Corp.		2,157	$202,607
Standex International Corp.		724	53,677
Stanley Black & Decker, Inc.		5,209	462,507
Tennant Co.		1,280	85,875
Terex Corp.		4,124	131,019
Timken Co. (The)		3,702	156,928
Titan International, Inc.	†	1,356	16,028
Toro Co. (The)		2,040	120,829
TriMas Corp.	*	3,917	95,301
Trinity Industries, Inc.		6,102	285,085
Valmont Industries, Inc.	†	1,162	156,789
Wabash National Corp.	*	6,441	85,794
WABCO Holdings, Inc.	*	2,354	214,096
Wabtec Corp.		3,474	281,533
Watts Water Technologies, Inc., Class A		1,225	71,356
Woodward, Inc.		2,448	116,574
Xylem, Inc.		7,149	253,718

			16,420,680

Marine—0.0%
Kirby Corp.	*	2,358	277,890
Matson, Inc.		1,466	36,694

			314,584

Media—3.4%
AMC Networks, Inc., Class A	*	2,261	132,088
Cablevision Systems Corp., Class A	†	9,044	158,360
CBS Corp. (Non-Voting Shares), Class B		21,165	1,132,328
CBS Outdoor Americas, Inc. REIT		4,516	135,209
Charter Communications, Inc., Class A	*	2,812	425,652
Cinemark Holdings, Inc.		3,727	126,867
Clear Channel Outdoor Holdings, Inc., Class A		2,500	16,850
Comcast Corp., Class A		98,672	5,306,580
Crown Media Holdings, Inc., Class A	*	5,899	18,877
Cumulus Media, Inc., Class A	*	2,174	8,761
DIRECTV	*	18,126	1,568,262
Discovery Communications, Inc., Class A	*	9,058	342,392
Discovery Communications, Inc., Class C	*	9,058	337,682
DISH Network Corp., Class A	*	9,231	596,138
DreamWorks Animation SKG, Inc., Class A	*†	1,300	35,451
Entercom Communications Corp., Class A	*	2,183	17,529
Entravision Communications Corp., Class A		2,852	11,294
EW Scripps Co. (The), Class A	*†	1,204	19,637
Gannett Co., Inc.		7,301	216,621
Harte-Hanks, Inc.		3,119	19,868
Interpublic Group of Cos., Inc. (The)		17,203	315,159
John Wiley & Sons, Inc., Class A		2,491	139,770
Journal Communications, Inc., Class A	*	3,900	32,877
Lamar Advertising Co., Class A		3,479	171,341
Liberty Media Corp., Series A	*	3,556	167,772
Liberty Media Corp., Series C	*	7,112	334,193
Lions Gate Entertainment Corp.	†	5,038	166,103
Live Nation Entertainment, Inc.	*	5,485	131,750
Madison Square Garden Co. (The), Class A	*	2,261	149,497
McClatchy Co. (The), Class A	*	2,444	8,212
Media General, Inc.	*†	2,225	29,170
Meredith Corp.		2,083	89,152
National CineMedia, Inc.		2,226	32,299
New York Times Co. (The), Class A		5,682	63,752
News Corp., Class A	*	17,563	287,155

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Nexstar Broadcasting Group, Inc., Class A	†	902	$36,459
Omnicom Group, Inc.		9,924	683,367
Radio Unica Communications Corp.	*‡d	1,900	—
Regal Entertainment Group, Class A	†	2,743	54,531
Salem Communications Corp., Class A		850	6,469
Scholastic Corp.		1,845	59,630
Scripps Networks Interactive, Inc., Class A		3,612	282,061
Sinclair Broadcast Group, Inc., Class A	†	2,049	53,458
Sirius XM Holdings, Inc.	*†	109,168	380,996
Starz, Class A	*	4,301	142,277
Thomson Reuters Corp.		13,044	474,932
Time Warner Cable, Inc.		10,867	1,559,306
Time Warner, Inc.		34,131	2,566,993
Time, Inc.	*	4,387	102,787
Twenty-First Century Fox, Inc., Class A		73,544	2,521,824
Viacom, Inc., Class B		16,933	1,302,825
Walt Disney Co. (The)		65,925	5,869,303
World Wrestling Entertainment, Inc., Class A	†	1,030	14,183

			28,856,049

Metals & Mining—0.6%
AK Steel Holding Corp.	*	5,009	40,122
Alcoa, Inc.		42,614	685,659
Allegheny Technologies, Inc.		3,760	139,496
Allied Nevada Gold Corp.	*†	3,041	10,066
Ampco-Pittsburgh Corp.		613	12,260
Carpenter Technology Corp.		1,882	84,972
Century Aluminum Co.	*	865	22,464
Cliffs Natural Resources, Inc.	†	4,448	46,170
Coeur Mining, Inc.	*	7,315	36,282
Commercial Metals Co.		4,080	69,646
Compass Minerals International, Inc.		1,915	161,396
Freeport-McMoRan, Inc.		40,638	1,326,831
Hecla Mining Co.	†	20,609	51,110
Kaiser Aluminum Corp.		1,591	121,266
Materion Corp.		1,122	34,412
Molycorp, Inc.	*†	7,253	8,631
Newmont Mining Corp.		16,854	388,485
Nucor Corp.		10,963	595,072
Reliance Steel & Aluminum Co.		2,966	202,874
Royal Gold, Inc.		2,286	148,453
RTI International Metals, Inc.	*	1,363	33,612
Schnitzer Steel Industries, Inc., Class A		693	16,667
Southern Copper Corp.	†	7,739	229,461
Steel Dynamics, Inc.		8,080	182,689
Stillwater Mining Co.	*	3,727	56,017
SunCoke Energy, Inc.	*	1,473	33,069
Tahoe Resources, Inc.	*	5,318	107,955
TimkenSteel Corp.		1,851	86,053
United States Steel Corp.	†	5,607	219,626
US Silica Holdings, Inc.		784	49,008
Walter Energy, Inc.	†	1,840	4,306
Worthington Industries, Inc.		3,575	133,061

			5,337,191

Multiline Retail—0.6%
Big Lots, Inc.		1,874	80,676
Dillard’s, Inc., Class A	†	1,535	167,284
Dollar General Corp.	*	12,040	735,764
Dollar Tree, Inc.	*	8,356	468,521
Family Dollar Stores, Inc.		3,743	289,109
Fred’s, Inc., Class A		1,781	24,934

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
J.C. Penney Co., Inc.	*†	7,928	$79,597
Kohl’s Corp.		7,696	469,687
Macy’s, Inc.		14,423	839,130
Nordstrom, Inc.		6,080	415,690
Sears Holdings Corp.	*†	2,729	68,853
Target Corp.		23,009	1,442,204
Tuesday Morning Corp.	*†	1,816	35,240

			5,116,689

Multi-Utilities—1.0%
Alliant Energy Corp.		4,491	248,846
Ameren Corp.		8,429	323,084
Avista Corp.	†	1,759	53,702
Black Hills Corp.		2,041	97,723
CenterPoint Energy, Inc.		16,026	392,156
CMS Energy Corp.		11,539	342,247
Consolidated Edison, Inc.		10,976	621,900
Dominion Resources, Inc.		21,301	1,471,686
DTE Energy Co.		5,654	430,156
Integrys Energy Group, Inc.		3,108	201,461
MDU Resources Group, Inc.		7,657	212,941
NiSource, Inc.		10,893	446,395
NorthWestern Corp.		1,449	65,727
PG&E Corp.		17,518	789,011
Public Service Enterprise Group, Inc.		17,215	641,087
SCANA Corp.		4,791	237,681
Sempra Energy		9,100	958,958
TECO Energy, Inc.		7,797	135,512
Vectren Corp.		3,706	147,869
Wisconsin Energy Corp.		9,128	392,504

			8,210,646

Oil, Gas & Consumable Fuels—7.1%
Abraxas Petroleum Corp.	*	7,391	39,025
Adams Resources & Energy, Inc.		1,006	44,556
Alpha Natural Resources, Inc.	*†	8,351	20,710
American Eagle Energy Corp.	*†	6,872	27,969
Anadarko Petroleum Corp.		18,954	1,922,694
Antero Resources Corp.	*†	707	38,807
Apache Corp.		15,202	1,427,012
Apco Oil and Gas International, Inc.	*	1,181	15,223
Arch Coal, Inc.	†	7,214	15,294
Athlon Energy, Inc.	*	925	53,863
Bill Barrett Corp.	*†	4,290	94,552
Bonanza Creek Energy, Inc.	*	2,369	134,796
BPZ Resources, Inc.	*†	4,003	7,646
Cabot Oil & Gas Corp.		16,664	544,746
Callon Petroleum Co.	*	4,584	40,385
Carrizo Oil & Gas, Inc.	*	1,800	96,876
Cheniere Energy, Inc.	*	8,492	679,615
Chesapeake Energy Corp.		20,459	470,352
Chevron Corp.		72,098	8,602,733
Cimarex Energy Co.		3,372	426,659
Clayton Williams Energy, Inc.	*	550	53,048
Cobalt International Energy, Inc.	*	13,233	179,969
Comstock Resources, Inc.		1,735	32,306
Concho Resources, Inc.	*	3,943	494,413
ConocoPhillips		46,362	3,547,620
CONSOL Energy, Inc.		7,662	290,083
Contango Oil & Gas Co.	*	400	13,296
Continental Resources, Inc.	*†	4,100	272,568
Delek US Holdings, Inc.		1,285	42,559
Denbury Resources, Inc.		16,015	240,705
Devon Energy Corp.		14,461	985,951

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Diamondback Energy, Inc.	*	848	$63,413
Emerald Oil, Inc.	*†	4,541	27,927
Energen Corp.		2,644	191,003
Energy XXI Bermuda Ltd. (Bermuda)	†	3,270	37,115
EOG Resources, Inc.		20,396	2,019,612
EQT Corp.		5,288	484,064
EXCO Resources, Inc.	†	10,900	36,406
Exxon Mobil Corp.		162,153	15,250,490
Forest Oil Corp.	*†	3,820	4,469
FX Energy, Inc.	*†	3,496	10,628
GasLog Ltd. (Monaco)		1,355	29,824
Gastar Exploration, Inc.	*†	11,611	68,157
Golar LNG Ltd. (Bermuda)	†	2,827	187,713
Goodrich Petroleum Corp.	*†	1,566	23,208
Gulfport Energy Corp.	*	3,188	170,239
Halcon Resources Corp.	*†	11,719	46,407
Harvest Natural Resources, Inc.	*	8,318	30,527
Hess Corp.		11,260	1,062,043
HollyFrontier Corp.		7,651	334,196
Kinder Morgan, Inc.	†	25,064	960,954
Kodiak Oil & Gas Corp.	*	13,664	185,420
Laredo Petroleum, Inc.	*	1,385	31,038
Magnum Hunter Resources Corp.	*	8,937	49,779
Marathon Oil Corp.		25,577	961,439
Marathon Petroleum Corp.		10,217	865,073
Matador Resources Co.	*	1,536	39,706
Miller Energy Resources, Inc.	*†	7,286	32,058
Murphy Oil Corp.		7,752	441,166
Newfield Exploration Co.	*	3,712	137,604
Noble Energy, Inc.		13,077	893,944
Oasis Petroleum, Inc.	*	3,200	133,792
Occidental Petroleum Corp.		30,195	2,903,249
ONEOK, Inc.		7,816	512,339
PBF Energy, Inc., Class A		1,307	31,368
PDC Energy, Inc.	*	1,250	62,863
Peabody Energy Corp.	†	10,624	131,525
Penn Virginia Corp.	*	6,869	87,305
PetroQuest Energy, Inc.	*	3,346	18,805
Phillips 66		22,053	1,793,129
Pioneer Natural Resources Co.		5,081	1,000,805
QEP Resources, Inc.		7,412	228,141
Quicksilver Resources, Inc.	*†	3,960	2,387
Range Resources Corp.		5,516	374,040
Resolute Energy Corp.	*†	5,042	31,613
Rosetta Resources, Inc.	*	3,400	151,504
Sanchez Energy Corp.	*†	1,138	29,884
SandRidge Energy, Inc.	*†	26,990	115,787
Scorpio Tankers, Inc. (Monaco)		12,382	102,894
SemGroup Corp., Class A		2,433	202,596
Ship Finance International Ltd. (Norway)	†	3,352	56,716
SM Energy Co.		2,262	176,436
Solazyme, Inc.	*†	3,533	26,356
Southwestern Energy Co.	*	12,344	431,423
Spectra Energy Corp.		23,691	930,109
Stone Energy Corp.	*	1,208	37,883
Swift Energy Co.	*†	1,142	10,963
Synergy Resources Corp.	*	3,171	38,655
Targa Resources Corp.		1,879	255,863
Teekay Corp. (Bermuda)		1,691	112,215
Tesoro Corp.		5,939	362,160
TransAtlantic Petroleum Ltd.	*†	3,715	33,398
Triangle Petroleum Corp.	*	3,646	40,142
Ultra Petroleum Corp.	*†	7,839	182,335

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
VAALCO Energy, Inc.	*	3,800	$32,300
Valero Energy Corp.		20,375	942,751
Warren Resources, Inc.	*	3,600	19,080
Western Refining, Inc.		2,500	104,975
Westmoreland Coal Co.	*	1,163	43,508
Whiting Petroleum Corp.	*	4,736	367,277
Williams Cos., Inc. (The)		26,127	1,446,129
World Fuel Services Corp.		1,920	76,646
WPX Energy, Inc.	*	8,069	194,140

			59,367,139

Paper & Forest Products—0.2%
Clearwater Paper Corp.	*	924	55,541
Deltic Timber Corp.		724	45,120
Domtar Corp. (Canada)		2,776	97,521
International Paper Co.		17,689	844,473
KapStone Paper and Packaging Corp.	*	5,716	159,876
Louisiana-Pacific Corp.	*†	4,396	59,742
Neenah Paper, Inc.		652	34,869
P.H. Glatfelter Co.		1,740	38,193
Schweitzer-Mauduit International, Inc.		1,448	59,817
Wausau Paper Corp.		1,903	15,091

			1,410,243

Personal Products—0.1%
Avon Products, Inc.		14,351	180,823
Elizabeth Arden, Inc.	*†	1,017	17,025
Estee Lauder Cos., Inc. (The), Class A		9,518	711,185
Herbalife Ltd.	†	3,985	174,344
Medifast, Inc.	*	734	24,097
Nu Skin Enterprises, Inc., Class A		2,249	101,272
USANA Health Sciences, Inc.	*†	593	43,680

			1,252,426

Pharmaceuticals—5.2%
AbbVie, Inc.		60,297	3,482,755
AcelRx Pharmaceuticals, Inc.	*†	3,645	20,011
Actavis plc	*	9,752	2,352,962
Alimera Sciences, Inc.	*†	6,205	33,631
Allergan, Inc.		11,483	2,046,156
AVANIR Pharmaceuticals, Inc.	*	19,069	227,302
BioDelivery Sciences International, Inc.	*	3,488	59,610
Bristol-Myers Squibb Co.		62,078	3,177,152
Depomed, Inc.	*	3,130	47,545
Eli Lilly & Co.		37,950	2,461,057
Endo International plc (Ireland)	*	5,226	357,145
Horizon Pharma plc	*†	2,686	32,984
Hospira, Inc.	*	5,415	281,742
Impax Laboratories, Inc.	*	4,794	113,666
Jazz Pharmaceuticals plc	*	1,945	312,289
Johnson & Johnson		107,030	11,408,328
Mallinckrodt plc	*	3,948	355,912
Medicines Co. (The)	*	2,018	45,042
Merck & Co., Inc.		111,047	6,582,866
Mylan, Inc.	*	14,632	665,610
Nektar Therapeutics	*	7,926	95,667
Omeros Corp.	*†	2,562	32,589
Pacira Pharmaceuticals, Inc.	*	2,084	201,981
Pernix Therapeutics Holdings, Inc.	*	4,696	36,065
Perrigo Co. plc (Ireland)		4,566	685,767
Pfizer, Inc.		242,145	7,160,228
POZEN, Inc.	*	1,014	7,443
Prestige Brands Holdings, Inc.	*	1,164	37,679
Salix Pharmaceuticals Ltd.	*	2,346	366,539
SciClone Pharmaceuticals, Inc.	*	1,700	11,713

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
TherapeuticsMD, Inc.	*†	8,137	$37,756
Theravance Biopharma, Inc. (Cayman Islands)	*†	921	21,229
Theravance, Inc.	†	3,224	55,098
VIVUS, Inc.	*†	1,630	6,292
XenoPort, Inc.	*†	1,939	10,432
Zoetis, Inc.		19,148	707,518

			43,537,761

Professional Services—0.4%
Acacia Research Corp.	†	2,593	40,140
Advisory Board Co. (The)	*	1,900	88,521
Barrett Business Services, Inc.		1,310	51,732
CDI Corp.		1,131	16,422
Corporate Executive Board Co. (The)		1,507	90,525
CRA International, Inc.	*	986	25,074
Dun & Bradstreet Corp. (The)		1,546	181,609
Equifax, Inc.		4,141	309,498
FTI Consulting, Inc.	*	1,735	60,656
Heidrick & Struggles International, Inc.		865	17,767
Huron Consulting Group, Inc.	*	988	60,238
IHS, Inc., Class A	*	2,723	340,892
Insperity, Inc.		1,143	31,250
Kelly Services, Inc., Class A		1,173	18,381
Kforce, Inc.		297	5,812
Korn/Ferry International	*	1,624	40,438
Manpowergroup, Inc.		3,593	251,869
Navigant Consulting, Inc.	*	2,313	32,174
Nielsen NV		9,396	416,525
On Assignment, Inc.	*	1,243	33,375
Resources Connection, Inc.		2,060	28,716
Robert Half International, Inc.		3,922	192,178
Towers Watson & Co., Class A		2,923	290,839
TrueBlue, Inc.	*	2,485	62,771
Verisk Analytics, Inc., Class A	*	5,615	341,897
WageWorks, Inc.	*	834	37,972

			3,067,271

Real Estate Investment Trusts (REITs)—3.3%
Acadia Realty Trust REIT		1,368	37,729
Agree Realty Corp. REIT		814	22,287
Alexander’s, Inc. REIT		78	29,165
Alexandria Real Estate Equities, Inc. REIT		3,569	263,214
Altisource Residential Corp. REIT (Virgin Islands, U.S.)		1,595	38,280
American Campus Communities, Inc. REIT		5,228	190,561
American Capital Agency Corp. REIT		11,950	253,937
American Homes 4 Rent, Class A REIT		2,292	38,712
American Realty Capital Healthcare Trust, Inc. REIT		3,791	39,730
American Realty Capital Properties, Inc. REIT		32,434	391,154
American Tower Corp. REIT		15,051	1,409,225
AmREIT, Inc. REIT	†	4,367	100,310
Annaly Capital Management, Inc. REIT		37,828	404,003
Anworth Mortgage Asset Corp. REIT		12,920	61,887
Apartment Investment & Management Co., Class A REIT		5,659	180,069
Armada Hoffler Properties, Inc. REIT		2,694	24,462
ARMOUR Residential REIT, Inc. REIT		15,586	60,006
Ashford Hospitality Prime, Inc. REIT		840	12,793
Ashford Hospitality Trust, Inc. REIT		4,200	42,924
Associated Estates Realty Corp. REIT		5,662	99,142

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
AvalonBay Communities, Inc. REIT		5,028	$708,797
BioMed Realty Trust, Inc. REIT		6,210	125,442
Boston Properties, Inc. REIT		5,462	632,281
Brandywine Realty Trust REIT		6,105	85,897
Camden Property Trust REIT		4,149	284,331
Capstead Mortgage Corp. REIT	†	2,400	29,376
CareTrust REIT, Inc. REIT	*	2,185	31,245
CatchMark Timber Trust, Inc., Class A REIT		3,104	34,020
CBL & Associates Properties, Inc. REIT		7,509	134,411
Cedar Realty Trust, Inc. REIT		10,942	64,558
Chambers Street Properties REIT		6,657	50,127
Chatham Lodging Trust REIT		3,723	85,927
Chesapeake Lodging Trust REIT		1,373	40,023
Chimera Investment Corp. REIT		42,645	129,641
Colony Financial, Inc. REIT		6,320	141,442
Columbia Property Trust, Inc. REIT		1,640	39,147
Corporate Office Properties Trust REIT		1,904	48,971
Corrections Corp. of America REIT		5,829	200,284
Cousins Properties, Inc. REIT		2,489	29,744
Crown Castle International Corp. REIT		12,722	1,024,503
CubeSmart REIT		8,821	158,602
CYS Investments, Inc. REIT		4,654	38,349
DCT Industrial Trust, Inc. REIT		6,576	49,386
DDR Corp. REIT		10,035	167,886
DiamondRock Hospitality Co. REIT		4,047	51,316
Digital Realty Trust, Inc. REIT	†	5,165	322,193
Douglas Emmett, Inc. REIT		4,212	108,122
Duke Realty Corp. REIT		14,966	257,116
DuPont Fabros Technology, Inc. REIT		4,666	126,169
EastGroup Properties, Inc. REIT		1,538	93,187
EPR Properties REIT		2,733	138,508
Equity Commonwealth REIT		2,285	58,747
Equity Lifestyle Properties, Inc. REIT		2,280	96,581
Equity One, Inc. REIT		2,619	56,649
Equity Residential REIT		14,255	877,823
Essex Property Trust, Inc. REIT		2,445	437,044
Excel Trust, Inc. REIT		6,782	79,824
Extra Space Storage, Inc. REIT		3,500	180,495
Federal Realty Investment Trust REIT		2,295	271,866
FelCor Lodging Trust, Inc. REIT		11,241	105,216
First Industrial Realty Trust, Inc. REIT		6,729	113,787
First Potomac Realty Trust REIT		1,628	19,129
Franklin Street Properties Corp. REIT		2,200	24,684
Gaming and Leisure Properties, Inc. REIT	†	3,091	95,512
General Growth Properties, Inc. REIT		21,432	504,724
Geo Group, Inc. (The) REIT		2,829	108,124
Getty Realty Corp. REIT		1,747	29,699
Glimcher Realty Trust REIT		9,231	124,988
Government Properties Income Trust REIT		3,576	78,350
Gramercy Property Trust, Inc. REIT	†	10,832	62,392
Hatteras Financial Corp. REIT		1,935	34,753
HCP, Inc. REIT		16,845	668,915
Health Care REIT, Inc. REIT		10,498	654,760
Healthcare Realty Trust, Inc. REIT		1,881	44,542
Healthcare Trust of America, Inc., Class A REIT		3,360	38,976
Hersha Hospitality Trust REIT		7,029	44,775
Highwoods Properties, Inc. REIT		2,393	93,088
Home Properties, Inc. REIT		1,390	80,954
Hospitality Properties Trust REIT		2,923	78,483
Host Hotels & Resorts, Inc. REIT		29,698	633,458

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hudson Pacific Properties, Inc. REIT		2,051	$50,578
Inland Real Estate Corp. REIT		2,302	22,813
Invesco Mortgage Capital, Inc. REIT		3,087	48,528
Investors Real Estate Trust REIT		2,989	23,015
iStar Financial, Inc. REIT	*	7,235	97,672
Kilroy Realty Corp. REIT		3,732	221,830
Kimco Realty Corp. REIT		15,341	336,121
Kite Realty Group Trust REIT		663	16,071
LaSalle Hotel Properties REIT		6,253	214,103
Lexington Realty Trust REIT		9,308	91,125
Liberty Property Trust REIT		4,451	148,040
LTC Properties, Inc. REIT		2,385	87,983
Macerich Co. (The) REIT		5,275	336,703
Mack-Cali Realty Corp. REIT		2,488	47,546
Medical Properties Trust, Inc. REIT		9,571	117,340
MFA Financial, Inc. REIT		10,801	84,032
Mid-America Apartment Communities, Inc. REIT		1,946	127,755
Monmouth Real Estate Investment Corp. REIT	†	3,275	33,143
National Health Investors, Inc. REIT		979	55,940
National Retail Properties, Inc. REIT		3,464	119,750
New York Mortgage Trust, Inc. REIT	†	8,120	58,708
NorthStar Realty Finance Corp. REIT		7,137	126,111
Omega Healthcare Investors, Inc. REIT	†	4,100	140,179
Owens Realty Mortgage, Inc. REIT	†	2,081	29,654
Parkway Properties, Inc. REIT		5,570	104,605
Pebblebrook Hotel Trust REIT		4,175	155,894
Pennsylvania Real Estate Investment Trust REIT		1,510	30,109
PennyMac Mortgage Investment Trust REIT		5,770	123,651
Physicians Realty Trust REIT		2,896	39,733
Piedmont Office Realty Trust, Inc., Class A REIT	†	3,057	53,925
Plum Creek Timber Co., Inc. REIT		6,990	272,680
Post Properties, Inc. REIT		2,078	106,685
Potlatch Corp. REIT		1,618	65,060
Prologis, Inc. REIT		18,429	694,773
PS Business Parks, Inc. REIT		599	45,608
Public Storage REIT		5,376	891,556
QTS Realty Trust, Inc., Class A REIT	†	1,447	43,916
RAIT Financial Trust REIT	†	7,882	58,563
Ramco-Gershenson Properties Trust REIT		1,275	20,719
Rayonier, Inc. REIT		5,004	155,825
Realty Income Corp. REIT	†	6,943	283,205
Redwood Trust, Inc. REIT		1,008	16,713
Regency Centers Corp. REIT		2,745	147,763
Retail Opportunity Investments Corp. REIT		7,505	110,323
Retail Properties of America, Inc., Class A REIT		3,613	52,858
Rexford Industrial Realty, Inc. REIT	†	2,874	39,776
RLJ Lodging Trust REIT		4,345	123,702
Rouse Properties, Inc. REIT	†	579	9,362
Ryman Hospitality Properties, Inc. REIT	†	2,005	94,836
Sabra Health Care REIT, Inc. REIT		694	16,878
Saul Centers, Inc. REIT		987	46,132
Senior Housing Properties Trust REIT		5,370	112,340
Silver Bay Realty Trust Corp. REIT		489	7,927
Simon Property Group, Inc. REIT		11,684	1,921,083
SL Green Realty Corp. REIT		3,603	365,056
Sovran Self Storage, Inc. REIT		1,269	94,363

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Spirit Realty Capital, Inc. REIT		14,667	$160,897
Starwood Property Trust, Inc. REIT		8,338	183,102
Starwood Waypoint Residential Trust REIT		1,667	43,359
Strategic Hotels & Resorts, Inc. REIT	*	13,392	156,017
Sun Communities, Inc. REIT		1,061	53,580
Sunstone Hotel Investors, Inc. REIT		5,275	72,901
Tanger Factory Outlet Centers, Inc. REIT		2,442	79,902
Taubman Centers, Inc. REIT		2,083	152,059
Terreno Realty Corp. REIT	†	4,464	84,057
Trade Street Residential, Inc. REIT	†	5,386	38,456
Two Harbors Investment Corp. REIT		10,028	96,971
UDR, Inc. REIT		12,278	334,576
UMH Properties, Inc. REIT		4,155	39,473
Universal Health Realty Income Trust REIT		1,333	55,559
Ventas, Inc. REIT		10,699	662,803
Vornado Realty Trust REIT		7,263	726,009
Washington Prime Group, Inc. REIT		5,842	102,118
Washington Real Estate Investment Trust REIT		1,834	46,547
Weingarten Realty Investors REIT		3,474	109,431
Weyerhaeuser Co. REIT		19,608	624,711
Whitestone REIT REIT		2,786	38,837
WP Carey, Inc. REIT		2,497	159,234

			27,789,887

Real Estate Management & Development—0.2%
Alexander & Baldwin, Inc.		1,466	52,732
Altisource Asset Management Corp. (Virgin Islands, U.S.)	*	55	37,126
Altisource Portfolio Solutions SA (Luxembourg)	*†	359	36,187
CBRE Group, Inc., Class A	*	9,507	282,738
Forest City Enterprises, Inc., Class A	*	9,240	180,734
Forestar Group, Inc.	*	1,502	26,616
Howard Hughes Corp. (The)	*	1,716	257,400
Jones Lang LaSalle, Inc.		1,311	165,632
Kennedy-Wilson Holdings, Inc.		1,568	37,569
Realogy Holdings Corp.	*	5,690	211,668
St. Joe Co. (The)	*†	3,582	71,389
Tejon Ranch Co.	*	858	24,058

			1,383,849

Road & Rail—1.1%
AMERCO		434	113,660
ArcBest Corp.		903	33,682
Avis Budget Group, Inc.	*	4,424	242,833
Con-way, Inc.		2,160	102,600
CSX Corp.		37,182	1,192,055
Genesee & Wyoming, Inc., Class A	*	1,576	150,209
Heartland Express, Inc.		4,220	101,111
Hertz Global Holdings, Inc.	*	15,313	388,797
J.B. Hunt Transport Services, Inc.		3,333	246,809
Kansas City Southern		4,402	533,522
Knight Transportation, Inc.		3,879	106,246
Landstar System, Inc.		2,256	162,861
Norfolk Southern Corp.		11,527	1,286,413
Old Dominion Freight Line, Inc.	*	3,421	241,659
Ryder System, Inc.		2,947	265,142
Saia, Inc.	*	2,493	123,553
Swift Transportation Co.	*	5,786	121,390
Union Pacific Corp.		34,728	3,765,210
Werner Enterprises, Inc.		2,915	73,458

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
YRC Worldwide, Inc.	*†	1,193	$24,242

			9,275,452

Semiconductors & Semiconductor Equipment—2.4%
Advanced Energy Industries, Inc.	*	1,428	26,832
Advanced Micro Devices, Inc.	*†	21,447	73,134
Alpha & Omega Semiconductor Ltd.	*	8,591	80,755
Altera Corp.		11,427	408,858
Ambarella, Inc.	*†	1,314	57,382
Amkor Technology, Inc.	*	7,211	60,645
Analog Devices, Inc.		11,925	590,168
Applied Materials, Inc.		43,119	931,802
Applied Micro Circuits Corp.	*	3,186	22,302
Atmel Corp.	*	18,733	151,363
Avago Technologies Ltd. (Singapore)		9,128	794,136
Axcelis Technologies, Inc.	*	4,095	8,149
Broadcom Corp., Class A		21,893	884,915
Brooks Automation, Inc.		3,103	32,613
Cabot Microelectronics Corp.	*	1,049	43,481
Cavium, Inc.	*	1,864	92,697
CEVA, Inc.	*	692	9,300
Cirrus Logic, Inc.	*	2,946	61,424
Cohu, Inc.		859	10,282
Cree, Inc.	*†	5,646	231,204
Cypress Semiconductor Corp.	*	4,876	48,151
Diodes, Inc.	*	2,400	57,408
DSP Group, Inc.	*	1,194	10,591
Entegris, Inc.	*	5,738	65,987
Entropic Communications, Inc.	*	12,340	32,824
Exar Corp.	*	1,758	15,734
Fairchild Semiconductor International, Inc.	*	4,903	76,144
First Solar, Inc.	*	2,540	167,157
FormFactor, Inc.	*	1,417	10,160
Freescale Semiconductor Ltd.	*†	1,768	34,529
GT Advanced Technologies, Inc.	*†	4,184	45,313
Integrated Device Technology, Inc.	*	8,168	130,280
Integrated Silicon Solution, Inc.		1,269	17,436
Intel Corp.		187,128	6,515,797
International Rectifier Corp.	*	2,631	103,240
Intersil Corp., Class A		5,757	81,807
IXYS Corp.		1,329	13,955
KLA-Tencor Corp.		5,600	441,168
Kopin Corp.	*	2,431	8,265
Lam Research Corp.		6,125	457,538
Lattice Semiconductor Corp.	*	4,395	32,963
Linear Technology Corp.		7,773	345,043
Marvell Technology Group Ltd. (Bermuda)		18,500	249,380
Maxim Integrated Products, Inc.		9,481	286,705
Micrel, Inc.		3,731	44,884
Microchip Technology, Inc.	†	6,639	313,560
Micron Technology, Inc.	*	38,531	1,320,072
Microsemi Corp.	*	2,474	62,864
MKS Instruments, Inc.		2,455	81,948
NVE Corp.	*	348	22,460
NVIDIA Corp.		20,184	372,395
OmniVision Technologies, Inc.	*	2,354	62,287
ON Semiconductor Corp.	*	23,913	213,782
PDF Solutions, Inc.	*	974	12,282
Pericom Semiconductor Corp.	*	1,023	9,964
Photronics, Inc.	*	1,388	11,173
PMC-Sierra, Inc.	*	7,045	52,556
Power Integrations, Inc.		1,952	105,232

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
QuickLogic Corp.	*†	8,386	$25,074
Rambus, Inc.	*	4,071	50,806
RF Micro Devices, Inc.	*	8,143	93,970
Rubicon Technology, Inc.	*†	4,910	20,868
Rudolph Technologies, Inc.	*	1,247	11,285
Semtech Corp.	*	2,970	80,636
Silicon Image, Inc.	*	2,948	14,858
Silicon Laboratories, Inc.	*	2,124	86,319
Skyworks Solutions, Inc.		5,822	337,967
SunEdison, Inc.	*	11,936	225,352
SunPower Corp.	*†	1,759	59,595
Synaptics, Inc.	*	1,586	116,095
Teradyne, Inc.		7,938	153,918
Tessera Technologies, Inc.		1,560	41,465
Texas Instruments, Inc.		40,789	1,945,227
TriQuint Semiconductor, Inc.	*	4,918	93,786
Ultra Clean Holdings, Inc.	*	4,664	41,743
Ultratech, Inc.	*	971	22,090
Veeco Instruments, Inc.	*	1,294	45,225
Vitesse Semiconductor Corp.	*	11,946	43,006
Xcerra Corp.	*	1,358	13,295
Xilinx, Inc.		8,908	377,254

			20,404,310

Software—3.8%
ACI Worldwide, Inc.	*	4,959	93,031
Activision Blizzard, Inc.		17,758	369,189
Actuate Corp.	*	2,084	8,128
Adobe Systems, Inc.	*	18,524	1,281,676
Advent Software, Inc.		2,902	91,587
American Software, Inc., Class A		1,950	17,199
ANSYS, Inc.	*	3,449	260,986
Aspen Technology, Inc.	*	3,661	138,093
Autodesk, Inc.	*	9,258	510,116
Blackbaud, Inc.		2,650	104,118
CA, Inc.		11,593	323,908
Cadence Design Systems, Inc.	*	10,745	184,921
Callidus Software, Inc.	*	172	2,067
Citrix Systems, Inc.	*	7,179	512,150
CommVault Systems, Inc.	*	1,510	76,104
Compuware Corp.		7,505	79,628
Concur Technologies, Inc.	*†	2,083	264,166
Ebix, Inc.	†	2,802	39,732
Electronic Arts, Inc.	*	12,060	429,457
Epiq Systems, Inc.		1,087	19,088
FactSet Research Systems, Inc.	†	1,490	181,080
Fair Isaac Corp.		2,628	144,803
FireEye, Inc.	*†	2,952	90,213
Fortinet, Inc.	*	5,654	142,848
Gigamon, Inc.	*†	2,114	22,134
Glu Mobile, Inc.	*†	10,871	56,203
Guidewire Software, Inc.	*	3,146	139,494
Imperva, Inc.	*†	1,888	54,242
Informatica Corp.	*	3,171	108,575
Interactive Intelligence Group, Inc.	*	950	39,710
Intuit, Inc.		11,315	991,760
Manhattan Associates, Inc.	*	4,784	159,881
Mentor Graphics Corp.		2,745	56,259
Microsoft Corp.		312,251	14,475,956
MicroStrategy, Inc., Class A	*	513	67,121
NetScout Systems, Inc.	*	1,250	57,250
NetSuite, Inc.	*	1,276	114,253
Nuance Communications, Inc.	*†	9,517	146,705
Oracle Corp.		125,148	4,790,665

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Pegasystems, Inc.		4,282	$81,829
Progress Software Corp.	*	1,983	47,413
Proofpoint, Inc.	*	1,126	41,820
PTC, Inc.	*	4,423	163,209
Qlik Technologies, Inc.	*†	5,245	141,825
Red Hat, Inc.	*	7,251	407,144
Rovi Corp.	*	3,917	77,341
salesforce.com, Inc.	*	22,484	1,293,504
SeaChange International, Inc.	*	958	6,668
ServiceNow, Inc.	*	4,208	247,346
Silver Spring Networks, Inc.	*†	2,969	28,651
SolarWinds, Inc.	*	1,876	78,886
Solera Holdings, Inc.	†	3,377	190,328
Splunk, Inc.	*	4,640	256,870
SS&C Technologies Holdings, Inc.	*	3,677	161,384
Symantec Corp.		26,135	614,434
Synopsys, Inc.	*	6,501	258,057
Tableau Software, Inc., Class A	*	632	45,915
Take-Two Interactive Software, Inc.	*	2,643	60,974
TIBCO Software, Inc.	*	4,452	105,201
TiVo, Inc.	*	2,696	34,495
Tyler Technologies, Inc.	*	1,886	166,722
Ultimate Software Group, Inc. (The)	*	1,242	175,755
VASCO Data Security International, Inc.	*	3,804	71,439
Verint Systems, Inc.	*	3,366	187,183
VirnetX Holding Corp.	*†	2,400	14,400
VMware, Inc., Class A	*	3,264	306,294
Vringo, Inc.	*†	10,252	9,690
Workday, Inc., Class A	*	3,054	251,955
Zynga, Inc., Class A	*	26,117	70,516

			32,241,744

Specialty Retail—2.3%
Aaron’s, Inc.		2,908	70,723
Abercrombie & Fitch Co., Class A		3,072	111,636
Advance Auto Parts, Inc.		3,235	421,520
Aeropostale, Inc.	*†	2,075	6,827
American Eagle Outfitters, Inc.	†	12,752	185,159
America’s Car-Mart, Inc.	*	354	14,015
ANN, Inc.	*	2,733	112,408
Asbury Automotive Group, Inc.	*	1,342	86,452
Ascena Retail Group, Inc.	*	5,194	69,080
AutoNation, Inc.	*	2,555	128,542
AutoZone, Inc.	*	1,308	666,635
Barnes & Noble, Inc.	*	828	16,345
bebe stores, Inc.		790	1,833
Bed Bath & Beyond, Inc.	*	7,504	493,988
Best Buy Co., Inc.		9,299	312,353
Big 5 Sporting Goods Corp.		1,071	10,035
Brown Shoe Co., Inc.		1,791	48,590
Buckle, Inc. (The)	†	1,236	56,102
Cabela’s, Inc.	*†	1,696	99,894
CarMax, Inc.	*	7,970	370,206
Cato Corp. (The), Class A		1,761	60,684
Chico’s FAS, Inc.		7,236	106,876
Children’s Place, Inc. (The)		1,144	54,523
Conn’s, Inc.	*†	871	26,365
CST Brands, Inc.		2,444	87,862
Destination Maternity Corp.		1,200	18,528
Destination XL Group, Inc.	*	1,930	9,110
Dick’s Sporting Goods, Inc.		2,480	108,822
DSW, Inc., Class A		1,192	35,891
Express, Inc.	*	6,015	93,894
Finish Line, Inc. (The), Class A		1,917	47,983

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Five Below, Inc.	*†	1,062	$42,066
Foot Locker, Inc.		5,840	324,996
GameStop Corp., Class A	†	4,171	171,845
Gap, Inc. (The)		11,079	461,884
Genesco, Inc.	*	921	68,845
GNC Holdings, Inc., Class A		2,440	94,526
Group 1 Automotive, Inc.		1,068	77,654
Guess?, Inc.		1,639	36,009
Haverty Furniture Cos., Inc.		1,111	24,209
Hibbett Sports, Inc.	*†	1,396	59,511
Home Depot, Inc. (The)		52,250	4,793,415
Kirkland’s, Inc.	*	833	13,420
L Brands, Inc.		9,309	623,517
Lithia Motors, Inc., Class A		862	65,245
Lowe’s Cos., Inc.		39,727	2,102,353
Lumber Liquidators Holdings, Inc.	*†	769	44,125
MarineMax, Inc.	*	800	13,480
Men’s Wearhouse, Inc. (The)		2,437	115,075
Monro Muffler Brake, Inc.		1,487	72,164
Murphy USA, Inc.	*	1,451	76,990
Office Depot, Inc.	*	21,441	110,207
O’Reilly Automotive, Inc.	*	3,911	588,058
Outerwall, Inc.	*†	1,075	60,307
Penske Automotive Group, Inc.		1,654	67,136
Pep Boys-Manny, Moe & Jack (The)	*	2,200	19,602
PetSmart, Inc.		3,546	248,539
Pier 1 Imports, Inc.		3,712	44,136
Rent-A-Center, Inc.	†	1,769	53,689
Restoration Hardware Holdings, Inc.	*†	526	41,843
Ross Stores, Inc.		7,877	595,344
Sally Beauty Holdings, Inc.	*	9,008	246,549
Select Comfort Corp.	*	2,104	44,016
Signet Jewelers Ltd. (Bermuda)		3,344	380,915
Sonic Automotive, Inc., Class A		1,649	40,417
Stage Stores, Inc.		2,236	38,258
Staples, Inc.		22,960	277,816
Stein Mart, Inc.		1,261	14,565
Systemax, Inc.	*	1,358	16,934
Tiffany & Co.		4,057	390,730
TJX Cos., Inc. (The)		26,596	1,573,685
Tractor Supply Co.		5,080	312,471
Ulta Salon Cosmetics & Fragrance, Inc.	*	2,434	287,626
Urban Outfitters, Inc.	*	5,012	183,940
Vitamin Shoppe, Inc.	*	2,795	124,070
West Marine, Inc.	*	803	7,227
Williams-Sonoma, Inc.		3,877	258,092

			19,240,382

Technology Hardware, Storage & Peripherals—3.7%
3D Systems Corp.	*†	4,215	195,450
Apple, Inc.		227,508	22,921,431
Cray, Inc.	*†	714	18,735
Diebold, Inc.		3,079	108,750
Electronics For Imaging, Inc.	*	2,638	116,520
EMC Corp.		79,499	2,326,141
Hewlett-Packard Co.		71,885	2,549,761
Lexmark International, Inc., Class A		1,492	63,410
NCR Corp.	*	6,904	230,663
NetApp, Inc.		11,382	488,971
QLogic Corp.	*	3,731	34,176
Quantum Corp.	*	6,681	7,750
SanDisk Corp.		8,969	878,513
Silicon Graphics International Corp.	*†	1,843	17,011
Stratasys Ltd.	*	1,440	173,923

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Violin Memory, Inc.	*†	9,447	$46,007
Western Digital Corp.		8,356	813,206

			30,990,418

Textiles, Apparel & Luxury Goods—0.8%
Carter’s, Inc.		1,476	114,419
Coach, Inc.		10,479	373,157
Columbia Sportswear Co.		1,304	46,657
Crocs, Inc.	*	3,600	45,288
Culp, Inc.		888	16,117
Deckers Outdoor Corp.	*	1,935	188,043
Fossil Group, Inc.	*	1,614	151,555
Hanesbrands, Inc.		4,099	440,397
Iconix Brand Group, Inc.	*	2,737	101,105
Kate Spade & Co.	*	4,930	129,314
Michael Kors Holdings Ltd. (Hong Kong)	*	7,314	522,146
Movado Group, Inc.		1,678	55,475
NIKE, Inc., Class B		26,185	2,335,702
Oxford Industries, Inc.		936	57,087
PVH Corp.		2,525	305,904
Quiksilver, Inc.	*†	4,288	7,375
Ralph Lauren Corp.		2,261	372,454
Sequential Brands Group, Inc.	*	3,524	44,050
Skechers U.S.A., Inc., Class A	*	1,935	103,155
Steven Madden Ltd.	*	2,533	81,639
Under Armour, Inc., Class A	*	7,748	535,387
Unifi, Inc.	*	876	22,688
V.F. Corp.		12,436	821,149
Wolverine World Wide, Inc.	†	5,178	129,761

			7,000,024

Thrifts & Mortgage Finance—0.2%
Astoria Financial Corp.		3,465	42,931
Bank Mutual Corp.		3,756	24,076
BBX Capital Corp., Class A	*	2,244	39,113
Beneficial Mutual Bancorp, Inc.	*	969	12,384
Brookline Bancorp, Inc.		3,765	32,191
Capitol Federal Financial, Inc.		4,787	56,582
Dime Community Bancshares, Inc.		1,638	23,587
ESB Financial Corp.	†	5,450	63,656
EverBank Financial Corp.		6,660	117,616
Home Loan Servicing Solutions Ltd. (Cayman Islands)		6,384	135,277
Hudson City Bancorp, Inc.		26,577	258,329
MGIC Investment Corp.	*	16,751	130,825
New York Community Bancorp, Inc.	†	12,640	200,597
Northwest Bancshares, Inc.		4,608	55,757
Ocwen Financial Corp.	*	3,358	87,913
People’s United Financial, Inc.		15,654	226,513
Provident Financial Services, Inc.		943	15,437
Radian Group, Inc.		8,446	120,440
Territorial Bancorp, Inc.		2,649	53,748
TFS Financial Corp.		3,398	48,659
Tree.com, Inc.	*	314	11,270
TrustCo Bank Corp. NY		3,435	22,121
Washington Federal, Inc.		3,379	68,796

			1,847,818

Tobacco—1.2%
Alliance One International, Inc.	*	2,000	3,940
Altria Group, Inc.		76,646	3,521,117
Lorillard, Inc.		14,892	892,180
Philip Morris International, Inc.		59,888	4,994,659
Reynolds American, Inc.		11,115	655,785
Universal Corp.	†	1,078	47,852

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Vector Group Ltd.	†	3,357	$74,455

			10,189,988

Trading Companies & Distributors—0.3%
Air Lease Corp.		2,229	72,442
Aircastle Ltd.		6,140	100,450
Applied Industrial Technologies, Inc.		2,056	93,856
Beacon Roofing Supply, Inc.	*	2,570	65,484
Fastenal Co.		11,276	506,292
GATX Corp.		1,766	103,081
H&E Equipment Services, Inc.		1,600	64,448
HD Supply Holdings, Inc.	*	1,476	40,236
MRC Global, Inc.	*	1,447	33,744
MSC Industrial Direct Co., Inc., Class A		1,782	152,290
NOW, Inc.	*†	3,975	120,880
TAL International Group, Inc.	*†	2,773	114,386
United Rentals, Inc.	*	3,667	407,404
Veritiv Corp.	*†	338	16,920
W.W. Grainger, Inc.		2,301	579,047
Watsco, Inc.		553	47,658
WESCO International, Inc.	*	1,550	121,303

			2,639,921

Water Utilities—0.1%
American States Water Co.		2,522	76,719
American Water Works Co., Inc.		8,019	386,756
Aqua America, Inc.		5,411	127,321
California Water Service Group		1,930	43,309
Connecticut Water Service, Inc.		2,808	91,260
SJW Corp.		1,010	27,139

			752,504

Wireless Telecommunication Services—0.1%
NTELOS Holdings Corp.	†	1,350	14,364
SBA Communications Corp., Class A	*	5,704	632,574
Shenandoah Telecommunications Co.		1,200	29,772
Sprint Corp.	*†	33,577	212,878
Telephone & Data Systems, Inc.		3,217	77,079
T-Mobile US, Inc.	*	9,242	266,817
United States Cellular Corp.	*	680	24,126

			1,257,610

TOTAL COMMON STOCKS (Cost $445,390,401)			822,395,971

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.018%	12/11/2014 - 03/12/2015	‡‡	$785,000	784,981

				784,981

TOTAL U.S. TREASURY OBLIGATIONS (Cost $784,971)				784,981

			Shares	Value
RIGHTS—0.0%
Electronic Equipment, Instruments & Components—0.0%
Gerber Scientific, Inc. CVR		*†‡d	1,608	—

Pharmaceuticals—0.0%
Furiex Pharmaceuticals, Inc. CVR		*‡d	1,998	—
Furiex Pharmaceuticals, Inc. CVR		*‡	394	3,794

Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc. CVR		*‡d	2,806	—

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund
			Shares	Value
RIGHTS—(Continued)
Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc. CVR	*	‡	3,300	$8,349

TOTAL RIGHTS (Cost $–)				12,143

WARRANTS—0.0%
Communications Equipment—0.0%
Pegasus Wireless Corp., Strike $1.00	*	‡d	540	—

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., Expires 04/15/2016, Strike $1.00	*	†‡	893	929

TOTAL WARRANTS (Cost $–)				929

MONEY MARKET FUNDS—4.3%
Institutional Money Market Funds—4.3%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥		3,400,000	3,400,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%	¥		15,597,194	15,597,194
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%	††¥		3,992,472	3,992,472
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.05%	††¥		3,400,000	3,400,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.06%	††¥		3,400,000	3,400,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.07%	††¥		3,400,000	3,400,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	††¥		3,400,000	3,400,000

TOTAL MONEY MARKET FUNDS (Cost $36,589,666)				36,589,666

TOTAL INVESTMENTS—102.4% (Cost $482,765,038)				859,783,690
Other assets less liabilities—(2.4%)				(20,460,640)

NET ASSETS—100.0%				$839,323,050

Legend to the Schedule of Investments:

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at September 30, 2014.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $13,072)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—97.2%
Aerospace & Defense—1.3%
AAR Corp.		7,916	$191,171
Aerovironment, Inc.	*	3,832	115,228
Alliant Techsystems, Inc.		5,900	753,076
American Science & Engineering, Inc.		1,394	77,200
Astronics Corp.	*	3,054	145,615
Cubic Corp.		3,920	183,456
Curtiss-Wright Corp.		9,067	597,697
DigitalGlobe, Inc.	*	13,689	390,137
Ducommun, Inc.	*	1,702	46,652
Engility Holdings, Inc.	*	2,873	89,551
Erickson, Inc.	*†	603	7,833
Esterline Technologies Corp.	*	5,740	638,690
Exelis, Inc.		35,218	582,506
GenCorp, Inc.	*†	11,785	188,206
HEICO Corp.		12,091	564,650
Hexcel Corp.	*	18,133	719,880
Huntington Ingalls Industries, Inc.		8,825	919,653
KEYW Holding Corp. (The)	*†	5,318	58,870
Kratos Defense & Security Solutions, Inc.	*	9,324	61,165
LMI Aerospace, Inc.	*	1,056	13,517
Moog, Inc., Class A	*	8,013	548,089
National Presto Industries, Inc.	†	975	59,192
Orbital Sciences Corp.	*	11,370	316,086
SIFCO Industries, Inc.		420	12,642
Sparton Corp.	*	1,633	40,253
Spirit AeroSystems Holdings, Inc., Class A	*	21,936	834,884
Taser International, Inc.	*†	9,624	148,595
Teledyne Technologies, Inc.	*	6,808	640,020
Triumph Group, Inc.		9,630	626,432
Vectrus, Inc.	*	1,957	38,212

			9,609,158

Air Freight & Logistics—0.2%
Air Transport Services Group, Inc.	*	10,717	78,020
Atlas Air Worldwide Holdings, Inc.	*	4,497	148,491
Echo Global Logistics, Inc.	*	5,030	118,456
Forward Air Corp.		5,836	261,628
Hub Group, Inc., Class A	*	6,527	264,539
Park-Ohio Holdings Corp.		1,449	69,349
UTi Worldwide, Inc.	*	16,303	173,301
XPO Logistics, Inc.	*†	9,058	341,215

			1,454,999

Airlines—0.5%
Alaska Air Group, Inc.		24,668	1,074,045
Allegiant Travel Co.		2,648	327,452
Copa Holdings SA, Class A (Panama)		6,094	653,825
Hawaiian Holdings, Inc.	*	8,734	117,472
JetBlue Airways Corp.	*	45,430	482,466
Republic Airways Holdings, Inc.	*	9,724	108,034
SkyWest, Inc.		8,900	69,242
Spirit Airlines, Inc.	*	13,557	937,331

			3,769,867

Auto Components—1.3%
American Axle & Manufacturing Holdings, Inc.	*	11,657	195,488
Cooper Tire & Rubber Co.		11,202	321,497
Cooper-Standard Holding, Inc.	*†	2,203	137,467
Dana Holding Corp.		28,257	541,687
Dorman Products, Inc.	*†	4,696	188,122
Drew Industries, Inc.		4,435	187,113
Federal-Mogul Holdings Corp.	*	4,327	64,343

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Fox Factory Holding Corp.	*	1,589	$24,630
Fuel Systems Solutions, Inc.	*	2,164	19,281
Gentex Corp.		26,752	716,151
Gentherm, Inc.	*	6,384	269,596
Goodyear Tire & Rubber Co. (The)		49,475	1,117,393
Lear Corp.		15,051	1,300,557
Modine Manufacturing Co.	*	7,889	93,642
Motorcar Parts of America, Inc.	*	2,428	66,066
Remy International, Inc.		2,247	46,131
Shiloh Industries, Inc.	*	1,469	24,988
Spartan Motors, Inc.		7,093	33,124
Standard Motor Products, Inc.		3,701	127,425
Stoneridge, Inc.	*	4,564	51,436
Strattec Security Corp.		558	45,393
Superior Industries International, Inc.		3,960	69,419
Tenneco, Inc.	*	11,180	584,826
Tower International, Inc.	*	3,444	86,754
TRW Automotive Holdings Corp.	*	20,436	2,069,145
Visteon Corp.	*	8,169	794,435

			9,176,109

Automobiles—0.1%
Thor Industries, Inc.		8,746	450,419
Winnebago Industries, Inc.	*	5,233	113,922

			564,341

Banks—5.1%
1st Source Corp.		3,248	92,503
1st United Bancorp, Inc./Boca Raton		6,773	57,706
American National Bankshares, Inc.		1,246	28,347
Ameris Bancorp		4,403	96,646
Ames National Corp.	†	1,475	32,966
Arrow Financial Corp.		2,172	54,442
Associated Banc-Corp		28,681	499,623
BancFirst Corp.		1,092	68,316
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)		5,927	181,840
Bancorp, Inc. (The)/Delaware	*	6,092	52,330
BancorpSouth, Inc.		16,961	341,595
Bank of Hawaii Corp.		8,019	455,559
Bank of Kentucky Financial Corp. (The)		972	44,936
Bank of Marin Bancorp		862	39,557
Bank of the Ozarks, Inc.		13,962	440,082
BankUnited, Inc.		19,168	584,432
Banner Corp.		3,350	128,875
BBCN Bancorp, Inc./California		14,858	216,778
Blue Hills Bancorp, Inc.	*	4,663	61,179
BNC Bancorp		2,917	45,680
BOK Financial Corp.		4,915	326,749
Boston Private Financial Holdings, Inc.		15,034	186,271
Bridge Bancorp, Inc.		2,704	63,950
Bridge Capital Holdings	*	1,525	34,679
Bryn Mawr Bank Corp.		2,581	73,120
C1 Financial, Inc.	*	533	9,663
Camden National Corp.		1,411	49,385
Capital Bank Financial Corp., Class A	*	3,865	92,296
Capital City Bank Group, Inc.		1,724	23,343
Cardinal Financial Corp.		5,568	95,046
Cascade Bancorp	*	4,328	21,856
Cathay General Bancorp		14,388	357,254
Catskill Litigation Trust	*‡d	583	—
Centerstate Banks, Inc.		8,967	92,808
Central Pacific Financial Corp.		3,221	57,753

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Century Bancorp, Inc./Massachussetts, Class A		582	$20,149
Chemical Financial Corp.		5,880	158,113
Citizens & Northern Corp.		1,953	37,107
City Holding Co.		2,691	113,372
City National Corp./California		8,945	676,868
CNB Financial Corp./Pennsylvania		3,476	54,573
CoBiz Financial, Inc.		6,918	77,343
Columbia Banking System, Inc.		9,330	231,477
Commerce Bancshares, Inc./Missouri		14,835	662,309
Community Bank System, Inc.		7,504	252,059
Community Trust Bancorp, Inc.		3,220	108,289
CommunityOne Bancorp	*	1,764	15,558
ConnectOne Bancorp, Inc.		3,151	60,030
CU Bancorp	*	1,509	28,369
Cullen/Frost Bankers, Inc.		9,913	758,444
Customers Bancorp, Inc.	*	6,056	108,766
CVB Financial Corp.		20,541	294,763
Eagle Bancorp, Inc.	*	4,554	144,908
East West Bancorp, Inc.		26,747	909,398
Enterprise Bancorp, Inc./Massachussetts		1,147	21,609
Enterprise Financial Services Corp.		4,434	74,136
FCB Financial Holdings, Inc., Class A	*	1,350	30,658
Fidelity Southern Corp.		2,407	32,976
Financial Institutions, Inc.		2,448	55,031
First Bancorp, Inc./Maine		1,513	25,222
First BanCorp. (Puerto Rico)	*	22,611	107,402
First Bancorp/North Carolina		2,954	47,323
First Busey Corp.		14,438	80,420
First Business Financial Services, Inc.		635	27,876
First Citizens BancShares, Inc./North Carolina, Class A		1,324	286,818
First Commonwealth Financial Corp.		18,567	155,777
First Community Bancshares, Inc./Virginia		2,951	42,170
First Connecticut Bancorp, Inc./Farmington CT		2,809	40,730
First Financial Bancorp		9,796	155,071
First Financial Bankshares, Inc.	†	11,100	308,469
First Financial Corp./Indiana		1,835	56,793
First Horizon National Corp.		42,621	523,386
First Interstate BancSystem, Inc.		4,291	114,012
First Merchants Corp.		7,037	142,218
First Midwest Bancorp, Inc./Illinois		14,625	235,316
First NBC Bank Holding Co.	*	2,471	80,925
First Niagara Financial Group, Inc.		63,646	530,171
First of Long Island Corp. (The)		1,432	49,332
First Republic Bank/California		25,535	1,260,918
FirstMerit Corp.		30,125	530,200
Flushing Financial Corp.		5,182	94,675
FNB Corp./Pennsylvania		31,928	382,817
Fulton Financial Corp.		35,157	389,540
German American Bancorp, Inc.		2,006	51,775
Glacier Bancorp, Inc.		13,371	345,774
Great Southern Bancorp, Inc.		1,938	58,799
Green Bancorp, Inc.	*	768	13,171
Guaranty Bancorp		3,103	41,922
Hampton Roads Bankshares, Inc.	*†	5,516	8,439
Hancock Holding Co.		14,839	475,590
Hanmi Financial Corp.		5,822	117,372
Heartland Financial USA, Inc.		2,967	70,852
Heritage Commerce Corp.		4,197	34,457
Heritage Financial Corp./Washington		5,246	83,097

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Heritage Oaks Bancorp		3,455	$24,185
Home Bancshares, Inc./Arkansas		9,580	281,748
HomeTrust Bancshares, Inc.	*	3,407	49,776
Horizon Bancorp/Indiana		1,400	32,256
Hudson Valley Holding Corp.		2,708	49,150
Huntington Bancshares, Inc./Ohio		153,194	1,490,578
IBERIABANK Corp.		6,028	376,810
Independent Bank Corp./Massachusetts		4,722	168,670
Independent Bank Corp./Michigan		3,690	43,985
Independent Bank Group, Inc.		1,534	72,788
International Bancshares Corp.		10,389	256,245
Investors Bancorp, Inc.		67,212	680,858
Lakeland Bancorp, Inc.		8,284	80,852
Lakeland Financial Corp.		3,085	115,687
Macatawa Bank Corp.		3,843	18,446
MainSource Financial Group, Inc.		4,454	76,831
MB Financial, Inc.		12,213	338,056
Mercantile Bank Corp.		2,847	54,235
Merchants Bancshares, Inc.		1,246	35,125
Metro Bancorp, Inc.	*	2,334	56,599
MidSouth Bancorp, Inc.		1,585	29,639
MidWestOne Financial Group, Inc.		1,528	35,159
National Bank Holdings Corp., Class A		8,123	155,312
National Bankshares, Inc.	†	1,101	30,564
National Penn Bancshares, Inc.		22,622	219,660
NBT Bancorp, Inc.		8,605	193,785
NewBridge Bancorp	*	9,310	70,663
Northrim BanCorp, Inc.		1,031	27,249
OFG Bancorp (Puerto Rico)		8,948	134,041
Old Line Bancshares, Inc.		1,400	21,672
Old National Bancorp/Indiana		19,139	248,233
OmniAmerican Bancorp, Inc.		1,885	48,991
Opus Bank	*	850	26,036
Pacific Continental Corp.		2,833	36,404
Pacific Premier Bancorp, Inc.	*	2,487	34,942
PacWest Bancorp		19,071	786,297
Palmetto Bancshares, Inc.	†	743	10,506
Park National Corp.		2,577	194,357
Park Sterling Corp.		7,082	46,954
Peapack Gladstone Financial Corp.		3,579	62,633
Penns Woods Bancorp, Inc.	†	1,191	50,320
Peoples Bancorp, Inc./Ohio		2,337	55,504
Peoples Financial Services Corp.	†	1,215	55,878
Pinnacle Financial Partners, Inc.		6,075	219,308
Popular, Inc. (Puerto Rico)	*	18,597	547,403
Preferred Bank/California	*	2,248	50,625
PrivateBancorp, Inc.		13,724	410,485
Prosperity Bancshares, Inc.		13,056	746,412
Renasant Corp.		6,084	164,572
Republic Bancorp, Inc./Kentucky, Class A		2,055	48,683
Republic First Bancorp, Inc.	*†	4,979	19,368
S&T Bancorp, Inc.		5,786	135,740
Sandy Spring Bancorp, Inc.		4,178	95,634
Seacoast Banking Corp of Florida	*	3,385	36,998
ServisFirst Bancshares, Inc.		307	8,842
Sierra Bancorp		2,504	41,967
Signature Bank/New York	*	9,353	1,048,097
Simmons First National Corp., Class A		2,738	105,468
South State Corp.		4,489	251,025
Southside Bancshares, Inc.	†	3,162	105,137
Southwest Bancorp, Inc./Oklahoma		4,075	66,830
Square 1 Financial, Inc., Class A	*	1,000	19,230
State Bank Financial Corp.		5,308	86,202

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Sterling Bancorp/New York		14,148	$180,953
Stock Yards Bancorp, Inc.		2,661	80,096
Stonegate Bank		1,602	41,252
Suffolk Bancorp		2,229	43,265
Sun Bancorp, Inc./New Jersey	*†	1,281	23,199
Susquehanna Bancshares, Inc.		35,211	352,110
SVB Financial Group	*	9,104	1,020,467
Synovus Financial Corp.		24,991	590,787
Talmer Bancorp, Inc., Class A		3,339	46,178
TCF Financial Corp.		30,121	467,779
Texas Capital Bancshares, Inc.	*	7,710	444,713
Tompkins Financial Corp.		2,487	109,627
TowneBank/Virginia	†	4,995	67,832
Trico Bancshares		2,628	59,445
TriState Capital Holdings, Inc.	*	3,661	33,205
Trustmark Corp.		12,758	293,881
UMB Financial Corp.		7,216	393,633
Umpqua Holdings Corp.		30,251	498,234
Union Bankshares Corp.		7,839	181,081
United Bankshares, Inc./West Virginia		13,188	407,905
United Community Banks, Inc./Georgia		8,268	136,091
Univest Corp of Pennsylvania		2,741	51,394
Valley National Bancorp	†	36,283	351,582
ViewPoint Financial Group, Inc.		7,553	180,819
Washington Trust Bancorp, Inc.		3,111	102,632
Webster Financial Corp.		16,333	475,944
WesBanco, Inc.		4,384	134,107
West Bancorporation, Inc.		2,473	34,943
Westamerica Bancorporation	†	4,848	225,529
Western Alliance Bancorp	*	13,905	332,330
Wilshire Bancorp, Inc.		11,523	106,357
Wintrust Financial Corp.		8,906	397,831
Yadkin Financial Corp.	*	2,908	52,809
Zions Bancorporation		36,331	1,055,779

			36,962,193

Beverages—0.1%
Boston Beer Co., Inc. (The), Class A	*	1,496	331,753
Coca-Cola Bottling Co. Consolidated		798	59,555
Craft Brew Alliance, Inc.	*	1,788	25,747
National Beverage Corp.	*	1,873	36,523

			453,578

Biotechnology—3.3%
ACADIA Pharmaceuticals, Inc.	*†	15,241	377,367
Acceleron Pharma, Inc.	*†	2,755	83,311
Achillion Pharmaceuticals, Inc.	*	15,783	157,514
Acorda Therapeutics, Inc.	*	7,049	238,820
Actinium Pharmaceuticals, Inc.	*†	3,188	21,360
Adamas Pharmaceuticals, Inc.	*	478	8,900
Aegerion Pharmaceuticals, Inc.	*†	5,288	176,513
Agenus, Inc.	*	10,018	31,156
Agios Pharmaceuticals, Inc.	*†	2,295	140,798
Akebia Therapeutics, Inc.	*†	1,261	27,906
Alder Biopharmaceuticals, Inc.	*†	1,350	17,118
Alkermes plc (Ireland)	*	26,845	1,150,845
Alnylam Pharmaceuticals, Inc.	*	12,426	970,471
AMAG Pharmaceuticals, Inc.	*	3,480	111,047
Anacor Pharmaceuticals, Inc.	*†	5,694	139,332
Applied Genetic Technologies Corp.	*†	800	14,888
Ardelyx, Inc.	*	808	11,482
Arena Pharmaceuticals, Inc.	*†	39,027	163,523
ARIAD Pharmaceuticals, Inc.	*†	32,103	173,356
Array BioPharma, Inc.	*	23,016	82,167

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Arrowhead Research Corp.	*†	8,351	$123,344
Auspex Pharmaceuticals, Inc.	*	1,502	38,556
Avalanche Biotechnologies, Inc.	*	1,130	38,635
BioCryst Pharmaceuticals, Inc.	*	11,282	110,338
BioSpecifics Technologies Corp.	*	600	21,180
BioTime, Inc.	*†	5,653	17,750
Bluebird Bio, Inc.	*†	4,499	161,424
Cara Therapeutics, Inc.	*	979	8,214
Celldex Therapeutics, Inc.	*†	17,381	225,258
Cellular Dynamics International, Inc.	*†	620	4,359
Cepheid, Inc.	*	12,602	554,866
ChemoCentryx, Inc.	*†	4,080	18,360
Chimerix, Inc.	*	4,475	123,600
Clovis Oncology, Inc.	*	4,327	196,273
CTI BioPharma Corp.	*†	27,606	66,807
Cubist Pharmaceuticals, Inc.	*	14,050	932,077
Cytokinetics, Inc.	*†	7,327	25,791
Cytori Therapeutics, Inc.	*†	10,004	6,763
CytRx Corp.	*†	8,979	22,807
Dendreon Corp.	*†	30,192	43,476
Dicerna Pharmaceuticals, Inc.	*	642	8,173
Durata Therapeutics, Inc.	*†	2,219	28,137
Dyax Corp.	*	26,755	270,761
Dynavax Technologies Corp.	*	57,988	82,923
Eleven Biotherapeutics, Inc.	*†	819	9,124
Emergent Biosolutions, Inc.	*	4,839	103,119
Enanta Pharmaceuticals, Inc.	*†	1,722	68,140
Epizyme, Inc.	*	2,156	58,449
Esperion Therapeutics, Inc.	*†	738	18,051
Exact Sciences Corp.	*†	14,175	274,711
Exelixis, Inc.	*†	35,337	54,066
Five Prime Therapeutics, Inc.	*	2,870	33,665
Flexion Therapeutics, Inc.	*	811	14,809
Foundation Medicine, Inc.	*†	2,363	44,802
Galectin Therapeutics, Inc.	*†	2,900	14,587
Galena Biopharma, Inc.	*†	22,766	46,898
Genocea Biosciences, Inc.	*†	695	6,290
Genomic Health, Inc.	*†	3,336	94,442
Geron Corp.	*†	35,629	71,258
Halozyme Therapeutics, Inc.	*†	17,334	157,739
Heron Therapeutics, Inc.	*	3,128	26,056
Hyperion Therapeutics, Inc.	*†	3,564	89,884
Idera Pharmaceuticals, Inc.	*†	9,693	22,197
Immune Design Corp.	*	998	17,625
ImmunoGen, Inc.	*†	16,516	174,904
Immunomedics, Inc.	*†	12,320	45,830
Incyte Corp.	*	26,805	1,314,785
Infinity Pharmaceuticals, Inc.	*	7,990	107,226
Inovio Pharmaceuticals, Inc.	*†	9,684	95,387
Insmed, Inc.	*	7,258	94,717
Insys Therapeutics, Inc.	*†	2,365	91,715
Intercept Pharmaceuticals, Inc.	*	2,345	555,038
Intrexon Corp.	*†	5,923	110,049
Ironwood Pharmaceuticals, Inc.	*	21,176	274,335
Isis Pharmaceuticals, Inc.	*†	20,945	813,294
Karyopharm Therapeutics, Inc.	*†	2,125	74,247
Keryx Biopharmaceuticals, Inc.	*†	16,251	223,451
Kindred Biosciences, Inc.	*†	1,598	14,781
Kite Pharma, Inc.	*	1,413	40,271
KYTHERA Biopharmaceuticals, Inc.	*†	3,717	121,769
Lexicon Pharmaceuticals, Inc.	*	45,225	63,767
Ligand Pharmaceuticals, Inc.	*	3,489	163,948
Loxo Oncology, Inc.	*	592	7,773

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
MacroGenics, Inc.	*	3,313	$69,242
MannKind Corp.	*†	39,287	232,186
Medivation, Inc.	*	13,821	1,366,482
Merrimack Pharmaceuticals, Inc.	*†	15,971	140,225
MiMedx Group, Inc.	*†	18,816	134,158
Mirati Therapeutics, Inc.	*†	1,155	20,224
Momenta Pharmaceuticals, Inc.	*	9,022	102,309
Myriad Genetics, Inc.	*†	13,575	523,588
NanoViricides, Inc.	*†	6,452	19,356
Navidea Biopharmaceuticals, Inc.	*†	24,451	32,275
NeoStem, Inc.	*†	3,810	21,069
Neuralstem, Inc.	*†	11,067	36,300
Neurocrine Biosciences, Inc.	*	13,331	208,897
NewLink Genetics Corp.	*†	4,393	94,098
Northwest Biotherapeutics, Inc.	*†	5,720	28,772
Novavax, Inc.	*†	47,629	198,613
NPS Pharmaceuticals, Inc.	*	20,122	523,172
Ohr Pharmaceutical, Inc.	*†	3,386	24,549
OncoMed Pharmaceuticals, Inc.	*†	2,110	39,942
Oncothyreon, Inc.	*†	11,389	21,867
Ophthotech Corp.	*†	2,382	92,731
OPKO Health, Inc.	*†	35,792	304,590
Orexigen Therapeutics, Inc.	*†	20,793	88,578
Organovo Holdings, Inc.	*†	10,060	64,082
Osiris Therapeutics, Inc.	*†	2,675	33,678
Otonomy, Inc.	*	1,177	28,248
OvaScience, Inc.	*	5,115	84,909
PDL BioPharma, Inc.	†	31,234	233,318
Peregrine Pharmaceuticals, Inc.	*†	37,221	50,621
Pharmacyclics, Inc.	*	11,283	1,324,963
Portola Pharmaceuticals, Inc.	*	6,092	154,006
Progenics Pharmaceuticals, Inc.	*†	12,608	65,436
Prothena Corp. plc (Ireland)	*	5,739	127,176
PTC Therapeutics, Inc.	*†	3,827	168,426
Puma Biotechnology, Inc.	*	4,322	1,031,100
Radius Health, Inc.	*	1,148	24,108
Raptor Pharmaceutical Corp.	*†	12,085	115,895
Receptos, Inc.	*	3,785	235,086
Regado Biosciences, Inc.	*†	2,700	3,051
Regulus Therapeutics, Inc.	*†	3,193	21,808
Repligen Corp.	*	5,004	99,630
Retrophin, Inc.	*†	3,563	32,138
Rigel Pharmaceuticals, Inc.	*	19,833	38,476
Sage Therapeutics, Inc.	*	941	29,642
Sangamo BioSciences, Inc.	*†	12,064	130,110
Sarepta Therapeutics, Inc.	*†	6,608	139,429
Seattle Genetics, Inc.	*†	18,114	673,479
Spectrum Pharmaceuticals, Inc.	*†	11,842	96,394
Stemline Therapeutics, Inc.	*†	1,454	18,117
Sunesis Pharmaceuticals, Inc.	*	8,964	64,003
Synageva BioPharma Corp.	*†	3,761	258,682
Synergy Pharmaceuticals, Inc.	*†	13,464	37,497
Synta Pharmaceuticals Corp.	*†	9,125	27,466
T2 Biosystems, Inc.	*	979	17,710
TESARO, Inc.	*†	3,116	83,883
TG Therapeutics, Inc.	*†	7,472	79,726
Threshold Pharmaceuticals, Inc.	*†	7,764	28,028
Ultragenyx Pharmaceutical, Inc.	*†	1,241	70,241
United Therapeutics Corp.	*	8,570	1,102,531
Vanda Pharmaceuticals, Inc.	*†	6,002	62,301
Verastem, Inc.	*†	2,285	19,468
Versartis, Inc.	*†	1,116	21,193
Vital Therapies, Inc.	*†	850	17,349

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Xencor, Inc.	*	2,711	$25,239
XOMA Corp.	*†	13,497	56,822
Zafgen, Inc.	*	1,130	22,205
ZIOPHARM Oncology, Inc.	*†	18,619	49,154

			24,230,992

Building Products—1.0%
A.O. Smith Corp.		13,959	659,982
AAON, Inc.		8,449	143,717
Advanced Drainage Systems, Inc.	*	2,498	52,333
Allegion plc (Ireland)		17,999	857,472
American Woodmark Corp.	*	1,937	71,398
Apogee Enterprises, Inc.		5,631	224,114
Armstrong World Industries, Inc.	*	8,602	481,712
Builders FirstSource, Inc.	*	9,415	51,312
Continental Building Products, Inc.	*	2,525	36,865
Fortune Brands Home & Security, Inc.		30,782	1,265,448
Gibraltar Industries, Inc.	*	5,228	71,571
Griffon Corp.		8,735	99,492
Insteel Industries, Inc.		2,829	58,164
Lennox International, Inc.		8,824	678,301
Masonite International Corp.	*	5,704	315,888
NCI Building Systems, Inc.	*	4,108	79,695
Norcraft Cos., Inc.	*	1,233	19,666
Nortek, Inc.	*	1,493	111,229
Owens Corning, Inc.		21,543	683,990
Patrick Industries, Inc.	*	2,103	89,083
PGT, Inc.	*	11,101	103,461
Ply Gem Holdings, Inc.	*†	2,526	27,382
Quanex Building Products Corp.		7,593	137,357
Simpson Manufacturing Co., Inc.		7,310	213,087
Trex Co., Inc.	*	6,728	232,587
Universal Forest Products, Inc.		3,904	166,740
USG Corp.	*†	16,443	452,018

			7,384,064

Capital Markets—1.9%
Actua Corp.	*	7,645	122,473
Arlington Asset Investment Corp., Class A	†	3,155	80,169
Artisan Partners Asset Management, Inc., Class A		4,674	243,282
BGC Partners, Inc., Class A		30,212	224,475
Calamos Asset Management, Inc., Class A		3,748	42,240
CIFC Corp.	†	2,540	22,987
Cohen & Steers, Inc.	†	3,785	145,495
CorEnergy Infrastructure Trust, Inc. REIT	†	5,092	38,088
Cowen Group, Inc., Class A	*	18,898	70,868
Diamond Hill Investment Group, Inc.		582	71,615
E*TRADE Financial Corp.	*	53,577	1,210,304
Eaton Vance Corp.		21,722	819,571
Evercore Partners, Inc., Class A		5,811	273,117
FBR & Co.	*	2,642	72,708
Federated Investors, Inc., Class B	†	16,765	492,220
Financial Engines, Inc.	†	9,169	313,717
FXCM, Inc., Class A	†	7,654	121,316
GAMCO Investors, Inc., Class A		1,052	74,419
GFI Group, Inc.		14,329	77,520
Greenhill & Co., Inc.		5,109	237,517
HFF, Inc., Class A		5,692	164,783
INTL FCStone, Inc.	*	2,698	46,729
Investment Technology Group, Inc.	*	6,129	96,593
Janus Capital Group, Inc.		26,387	383,667
KCG Holdings, Inc., Class A	*	9,765	98,920

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ladenburg Thalmann Financial Services, Inc.	*	14,490	$61,438
Lazard Ltd., Class A (Bermuda)		22,249	1,128,024
Legg Mason, Inc.		19,086	976,440
LPL Financial Holdings, Inc.		16,364	753,562
Manning & Napier, Inc.		2,151	36,115
Marcus & Millichap, Inc.	*	2,013	60,913
Moelis & Co.	†	1,186	40,502
NorthStar Asset Management Group, Inc.	*	33,156	610,734
Oppenheimer Holdings, Inc., Class A		2,362	47,831
Piper Jaffray Cos.	*	2,965	154,892
Pzena Investment Management, Inc., Class A		1,908	18,221
Raymond James Financial, Inc.		22,574	1,209,515
RCS Capital Corp., Class A		2,593	58,394
Safeguard Scientifics, Inc.	*	3,658	67,307
SEI Investments Co.		24,043	869,395
Silvercrest Asset Management Group, Inc., Class A		887	12,081
Stifel Financial Corp.	*	11,527	540,501
SWS Group, Inc.	*†	6,080	41,891
Virtus Investment Partners, Inc.		1,297	225,289
Waddell & Reed Financial, Inc., Class A		15,605	806,623
Walter Investment Management Corp.	*†	7,174	157,469
Westwood Holdings Group, Inc.		1,390	78,799
WisdomTree Investments, Inc.	*†	18,871	214,752

			13,715,481

Chemicals—2.6%
A. Schulman, Inc.		5,791	209,403
Advanced Emissions Solutions, Inc.	*	4,696	99,884
Albemarle Corp.		14,311	842,918
American Vanguard Corp.	†	5,182	58,038
Ashland, Inc.		14,418	1,500,914
Axiall Corp.		13,090	468,753
Balchem Corp.		5,542	313,511
Cabot Corp.		11,436	580,606
Calgon Carbon Corp.	*	10,032	194,420
Chase Corp.		1,020	31,742
Chemtura Corp.	*	17,319	404,052
Cytec Industries, Inc.		12,886	609,379
Ferro Corp.	*	13,500	195,615
Flotek Industries, Inc.	*	9,529	248,421
FutureFuel Corp.		3,443	40,937
H.B. Fuller Co.		8,990	356,903
Hawkins, Inc.		2,654	95,438
Huntsman Corp.		37,536	975,561
Innophos Holdings, Inc.		3,811	209,948
Innospec, Inc.		4,218	151,426
International Flavors & Fragrances, Inc.		14,757	1,414,901
Intrepid Potash, Inc.	*†	10,243	158,254
KMG Chemicals, Inc.		1,157	18,836
Koppers Holdings, Inc.		4,084	135,426
Kraton Performance Polymers, Inc.	*	6,464	115,124
Kronos Worldwide, Inc.		3,735	51,468
Landec Corp.	*	4,989	61,115
LSB Industries, Inc.	*	3,576	127,699
Marrone Bio Innovations, Inc.	*†	880	2,341
Minerals Technologies, Inc.		6,508	401,609
NewMarket Corp.		1,622	618,014
Olin Corp.		14,705	371,301
OM Group, Inc.		5,836	151,444
OMNOVA Solutions, Inc.	*	9,679	51,976
Platform Specialty Products Corp.	*	16,264	406,925

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
PolyOne Corp.		17,296	$615,392
Quaker Chemical Corp.		2,250	161,303
Rayonier Advanced Materials, Inc.	†	7,632	251,169
Rentech, Inc.	*	43,798	74,895
Rockwood Holdings, Inc.		13,034	996,449
RPM International, Inc.		24,070	1,101,925
Scotts Miracle-Gro Co. (The), Class A		7,921	435,655
Senomyx, Inc.	*†	6,845	56,129
Sensient Technologies Corp.		8,971	469,632
Stepan Co.		3,691	163,807
Taminco Corp.	*	4,842	126,376
Trecora Resources	*	3,148	38,972
Tredegar Corp.		4,146	76,328
Trinseo SA	*	1,884	29,635
Tronox Ltd., Class A		11,855	308,823
Valspar Corp. (The)		15,286	1,207,441
W.R. Grace & Co.	*	13,735	1,249,061
Zep, Inc.		4,143	58,085

			19,095,379

Commercial Services & Supplies—2.1%
ABM Industries, Inc.		9,582	246,162
ACCO Brands Corp.	*	19,480	134,412
ADT Corp. (The)		32,350	1,147,131
ARC Document Solutions, Inc.	*	7,490	60,669
Brady Corp., Class A		8,619	193,410
Brink’s Co. (The)		9,284	223,187
Casella Waste Systems, Inc., Class A	*	5,820	22,407
Ceco Environmental Corp.	†	3,330	44,622
Cenveo, Inc.	*†	10,269	25,364
Cintas Corp.		18,103	1,277,891
Civeo Corp.		17,148	199,088
Clean Harbors, Inc.	*	11,311	609,889
Copart, Inc.	*	20,565	643,993
Covanta Holding Corp.		19,254	408,570
Deluxe Corp.		9,388	517,842
Ennis, Inc.		4,365	57,487
G&K Services, Inc., Class A		3,785	209,613
Healthcare Services Group, Inc.		12,994	371,758
Heritage-Crystal Clean, Inc.	*	1,400	20,804
Herman Miller, Inc.		10,455	312,082
HNI Corp.		7,967	286,732
InnerWorkings, Inc.	*	7,289	58,968
Interface, Inc.		11,468	185,094
Iron Mountain, Inc. REIT		31,839	1,039,543
KAR Auction Services, Inc.		26,172	749,304
Kimball International, Inc., Class B		6,806	102,430
Knoll, Inc.		8,621	149,230
McGrath RentCorp		4,288	146,650
Mobile Mini, Inc.		8,255	288,677
MSA Safety, Inc.		5,239	258,807
Multi-Color Corp.		2,526	114,883
NL Industries, Inc.		412	3,032
Performant Financial Corp.	*	8,071	65,214
Pitney Bowes, Inc.		36,566	913,784
Quad/Graphics, Inc.	†	4,134	79,580
Quest Resource Holding Corp.	*	2,276	3,915
R.R. Donnelley & Sons Co.		37,556	618,172
Rollins, Inc.		11,788	345,153
SP Plus Corp.	*	3,417	64,786
Steelcase, Inc., Class A		15,256	246,995
Team, Inc.	*	4,053	153,649
Tetra Tech, Inc.		12,362	308,803
Unifirst Corp.		2,548	246,111

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
United Stationers, Inc.		7,455	$280,084
US Ecology, Inc.		3,710	173,480
Viad Corp.		3,417	70,561
Waste Connections, Inc.		22,238	1,078,988
West Corp.		6,535	192,521

			14,951,527

Communications Equipment—1.2%
ADTRAN, Inc.		10,673	219,117
Alliance Fiber Optic Products, Inc.	†	1,860	23,120
Applied Optoelectronics, Inc.	*	2,449	39,429
Arista Networks, Inc.	*	989	87,358
ARRIS Group, Inc.	*	22,350	633,734
Aruba Networks, Inc.	*	19,352	417,616
Bel Fuse, Inc., Class B		1,562	38,644
Black Box Corp.		2,697	62,894
Brocade Communications Systems, Inc.		78,353	851,697
CalAmp Corp.	*†	6,551	115,429
Calix, Inc.	*	6,802	65,095
Ciena Corp.	*	18,562	310,357
Clearfield, Inc.	*†	1,835	23,360
CommScope Holding Co., Inc.	*	10,752	257,080
Comtech Telecommunications Corp.		3,106	115,388
Digi International, Inc.	*	4,346	32,595
EchoStar Corp., Class A	*	7,521	366,724
Emulex Corp.	*	15,840	78,250
Extreme Networks, Inc.	*	15,723	75,313
Finisar Corp.	*†	17,651	293,536
Harmonic, Inc.	*	19,391	122,939
Infinera Corp.	*	22,813	243,415
InterDigital, Inc.		7,655	304,822
Ixia	*	9,680	88,475
JDS Uniphase Corp.	*	41,984	537,395
KVH Industries, Inc.	*	3,755	42,507
NETGEAR, Inc.	*	6,435	201,094
Numerex Corp., Class A	*	1,800	18,864
Oclaro, Inc.	*	15,068	21,547
Oplink Communications, Inc.		3,197	53,774
Palo Alto Networks, Inc.	*	9,717	953,238
ParkerVision, Inc.	*†	17,722	20,203
Plantronics, Inc.		7,737	369,674
Polycom, Inc.	*	26,215	322,051
Procera Networks, Inc.	*†	3,968	38,013
Riverbed Technology, Inc.	*	29,215	541,792
Ruckus Wireless, Inc.	*	13,194	176,272
ShoreTel, Inc.	*	9,728	64,691
Sonus Networks, Inc.	*	42,706	146,054
Tessco Technologies, Inc.		867	25,134
Ubiquiti Networks, Inc.	*†	5,050	189,526
ViaSat, Inc.	*†	7,890	434,897

			9,023,113

Construction & Engineering—1.0%
AECOM Technology Corp.	*	17,870	603,113
Aegion Corp.	*	6,676	148,541
Ameresco, Inc., Class A	*	5,077	34,777
Argan, Inc.		2,317	77,341
Chicago Bridge & Iron Co. NV (Netherlands)		17,685	1,023,077
Comfort Systems USA, Inc.		6,272	84,986
Dycom Industries, Inc.	*	5,655	173,665
EMCOR Group, Inc.		12,187	486,993
Foster Wheeler AG (Switzerland)		18,798	594,393
Furmanite Corp.	*	7,017	47,435

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Granite Construction, Inc.		6,783	$215,767
Great Lakes Dredge & Dock Corp.	*	9,800	60,564
KBR, Inc.		27,461	517,091
Layne Christensen Co.	*†	3,389	32,907
MasTec, Inc.	*	10,983	336,299
MYR Group, Inc.	*	3,380	81,390
Northwest Pipe Co.	*	1,416	48,286
Orion Marine Group, Inc.	*	6,042	60,299
Pike Corp.	*	4,864	57,833
Primoris Services Corp.		6,986	187,504
Quanta Services, Inc.	*	39,534	1,434,689
Sterling Construction Co., Inc.	*	6,325	48,513
Tutor Perini Corp.	*	6,412	169,277
URS Corp.		12,650	728,766

			7,253,506

Construction Materials—0.4%
Eagle Materials, Inc.		8,950	911,378
Headwaters, Inc.	*	14,630	183,460
Martin Marietta Materials, Inc.		11,184	1,442,065
United States Lime & Minerals, Inc.	†	481	27,961
US Concrete, Inc.	*†	2,151	56,227

			2,621,091

Consumer Finance—0.4%
Cash America International, Inc.		5,250	229,950
Consumer Portfolio Services, Inc.	*	2,748	17,615
Credit Acceptance Corp.	*	1,300	163,891
Encore Capital Group, Inc.	*†	4,850	214,903
Ezcorp, Inc., Class A	*	8,825	87,456
First Cash Financial Services, Inc.	*	5,377	301,004
Green Dot Corp., Class A	*	6,647	140,518
JW Wentworth Co., Class A	*	1,635	20,258
Nelnet, Inc., Class A		3,802	163,828
Nicholas Financial, Inc.	*†	1,628	18,869
Portfolio Recovery Associates, Inc.	*	9,315	486,522
Regional Management Corp.	*	3,467	62,233
SLM Corp.		79,350	679,236
Springleaf Holdings, Inc.	*	4,063	129,732
World Acceptance Corp.	*†	1,607	108,472

			2,824,487

Containers & Packaging—1.7%
AEP Industries, Inc.	*	838	31,735
AptarGroup, Inc.		12,077	733,074
Avery Dennison Corp.		17,132	764,944
Ball Corp.		25,775	1,630,784
Bemis Co., Inc.		18,154	690,215
Berry Plastics Group, Inc.	*	17,191	433,901
Crown Holdings, Inc.	*	24,915	1,109,216
Graphic Packaging Holding Co.	*	61,231	761,101
Greif, Inc., Class A		5,997	262,729
Myers Industries, Inc.		4,506	79,486
Owens-Illinois, Inc.	*	29,870	778,113
Packaging Corp. of America		17,727	1,131,337
Rock-Tenn Co., Class A		26,032	1,238,602
Sealed Air Corp.		39,987	1,394,747
Silgan Holdings, Inc.		7,920	372,240
Sonoco Products Co.		18,866	741,245
UFP Technologies, Inc.	*	952	20,925

			12,174,394

Distributors—0.3%
Core-Mark Holding Co., Inc.		4,582	243,029
LKQ Corp.	*	55,859	1,485,291

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Pool Corp.		8,140	$438,909
VOXX International Corp.	*	2,945	27,389
Weyco Group, Inc.		1,031	25,888

			2,220,506

Diversified Consumer Services—0.8%
2U, Inc.	*†	1,652	25,755
American Public Education, Inc.	*	3,033	81,861
Apollo Education Group, Inc.	*	17,439	438,591
Ascent Capital Group, Inc., Class A	*	2,543	153,089
Bridgepoint Education, Inc.	*	3,328	37,140
Bright Horizons Family Solutions, Inc.	*	5,140	216,188
Capella Education Co.		2,073	129,770
Career Education Corp.	*	11,632	59,091
Carriage Services, Inc.		2,616	45,335
Chegg, Inc.	*†	12,109	75,560
Collectors Universe, Inc.	†	1,150	25,300
DeVry Education Group, Inc.		11,393	487,734
Education Management Corp.	*†	5,027	5,479
Graham Holdings Co., Class B		669	468,026
Grand Canyon Education, Inc.	*	8,434	343,854
Houghton Mifflin Harcourt Co.	*	20,914	406,568
ITT Educational Services, Inc.	*†	4,643	19,918
K12, Inc.	*	7,228	115,359
Liberty Tax, Inc.	*†	737	23,805
LifeLock, Inc.	*†	14,155	202,275
Matthews International Corp., Class A		5,531	242,756
Regis Corp.		8,692	138,724
Service Corp. International		38,265	808,922
ServiceMaster Global Holdings, Inc.	*	6,764	163,689
Sotheby’s		11,048	394,635
Steiner Leisure Ltd. (Bahamas)	*	2,781	104,538
Strayer Education, Inc.	*	1,807	108,203
Universal Technical Institute, Inc.		4,524	42,299
Weight Watchers International, Inc.	*†	5,074	139,231

			5,503,695

Diversified Financial Services—0.5%
CBOE Holdings, Inc.		15,799	845,641
Gain Capital Holdings, Inc.		8,404	53,534
MarketAxess Holdings, Inc.		6,726	416,070
Marlin Business Services Corp.		1,306	23,926
MSCI, Inc.	*	21,019	988,313
NASDAQ OMX Group, Inc. (The)		21,788	924,247
NewStar Financial, Inc.	*	5,723	64,327
PHH Corp.	*†	10,225	228,631
PICO Holdings, Inc.	*	3,754	74,892
Resource America, Inc., Class A		3,696	34,410
Tiptree Financial, Inc., Class A	*	1,283	10,598

			3,664,589

Diversified Telecommunication Services—0.8%
8x8, Inc.	*	17,637	117,815
Atlantic Tele-Network, Inc.		1,558	83,976
Cincinnati Bell, Inc.	*	38,778	130,682
Cogent Communications Holdings, Inc.		8,853	297,549
Consolidated Communications Holdings, Inc.	†	7,943	198,972
Enventis Corp.		2,808	51,049
FairPoint Communications, Inc.	*†	5,376	81,554
Frontier Communications Corp.	†	183,385	1,193,836
General Communication, Inc., Class A	*	6,831	74,526
Globalstar, Inc.	*†	54,771	200,462
Hawaiian Telcom Holdco, Inc.	*†	1,637	42,055
IDT Corp., Class B		2,274	36,520

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
inContact, Inc.	*	8,949	$77,812
Inteliquent, Inc.		6,478	80,651
Intelsat SA (Luxembourg)	*	6,025	103,269
Iridium Communications, Inc.	*†	14,059	124,422
Lumos Networks Corp.		2,601	42,266
magicJack VocalTec Ltd. (Israel)	*	3,040	29,944
ORBCOMM, Inc.	*	7,135	41,026
Premiere Global Services, Inc.	*	8,185	97,975
tw telecom inc.	*	25,301	1,052,775
Vonage Holdings Corp.	*	26,128	85,700
Windstream Holdings, Inc.	†	111,813	1,205,344

			5,450,180

Electric Utilities—1.4%
ALLETE, Inc.		7,371	327,199
Cleco Corp.		11,079	533,454
El Paso Electric Co.		7,508	274,417
Empire District Electric Co. (The)		7,796	188,273
Great Plains Energy, Inc.		27,780	671,443
Hawaiian Electric Industries, Inc.	†	18,088	480,236
IDACORP, Inc.		9,449	506,561
ITC Holdings Corp.		28,284	1,007,759
MGE Energy, Inc.		6,204	231,161
NRG Yield, Inc., Class A		3,854	181,331
OGE Energy Corp.		35,857	1,330,653
Otter Tail Corp.		6,778	180,769
Pepco Holdings, Inc.		45,761	1,224,564
Pinnacle West Capital Corp.		19,803	1,082,036
PNM Resources, Inc.		14,199	353,697
Portland General Electric Co.		13,925	447,271
Spark Energy, Inc., Class A	*	491	8,529
UIL Holdings Corp.		10,668	377,647
Unitil Corp.		2,617	81,363
Westar Energy, Inc.		23,463	800,558

			10,288,921

Electrical Equipment—0.9%
Acuity Brands, Inc.		7,919	932,146
AZZ, Inc.		4,607	192,434
Babcock & Wilcox Co. (The)		20,248	560,667
Capstone Turbine Corp.	*†	62,778	67,173
Encore Wire Corp.		4,068	150,882
EnerSys		8,747	512,924
Enphase Energy, Inc.	*	4,304	64,517
Franklin Electric Co., Inc.		8,722	303,002
FuelCell Energy, Inc.	*†	38,419	80,296
Generac Holdings, Inc.	*†	12,978	526,128
General Cable Corp.		9,667	145,778
Global Power Equipment Group, Inc.		2,804	41,780
GrafTech International Ltd.	*†	22,518	103,132
Hubbell, Inc., Class B		10,735	1,293,890
LSI Industries, Inc.		3,003	18,228
Plug Power, Inc.	*†	33,712	154,738
Polypore International, Inc.	*	8,493	330,463
Powell Industries, Inc.		1,563	63,864
Power Solutions International, Inc.	*†	752	51,888
PowerSecure International, Inc.	*	4,744	45,448
Preformed Line Products Co.		638	33,661
Regal-Beloit Corp.		8,416	540,728
Revolution Lighting Technologies, Inc.	*†	4,765	8,005
SolarCity Corp.	*†	8,026	478,350
TCP International Holdings Ltd. (Switzerland)	*	1,170	8,915
Thermon Group Holdings, Inc.	*	5,589	136,483

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Vicor Corp.	*	3,481	$32,721

			6,878,241

Electronic Equipment, Instruments & Components—2.4%
Agilysys, Inc.	*	1,636	19,190
Anixter International, Inc.		4,900	415,716
Arrow Electronics, Inc.	*	17,977	995,027
Avnet, Inc.		25,372	1,052,938
AVX Corp.		9,165	121,711
Badger Meter, Inc.		2,704	136,417
Belden, Inc.		7,845	502,237
Benchmark Electronics, Inc.	*	10,071	223,677
CDW Corp.		16,439	510,431
Checkpoint Systems, Inc.	*	8,101	99,075
Cognex Corp.	*	15,614	628,776
Coherent, Inc.	*	4,645	285,064
Control4 Corp.	*†	3,718	48,074
CTS Corp.		6,621	105,208
CUI Global, Inc.	*†	3,321	24,044
Daktronics, Inc.		7,523	92,458
Dolby Laboratories, Inc., Class A	*	8,312	347,358
DTS, Inc.	*	3,053	77,088
Electro Rent Corp.		4,267	58,757
Electro Scientific Industries, Inc.		3,685	25,021
Fabrinet (Thailand)	*	6,113	89,250
FARO Technologies, Inc.	*	3,399	172,499
FEI Co.		7,793	587,748
FLIR Systems, Inc.		25,549	800,706
GSI Group, Inc.	*	5,025	57,737
II-VI, Inc.	*	8,787	103,423
Ingram Micro, Inc., Class A	*	29,017	748,929
Insight Enterprises, Inc.	*	7,260	164,294
InvenSense Inc.	*†	12,565	247,907
IPG Photonics Corp.	*†	6,135	421,965
Itron, Inc.	*	7,053	277,253
Jabil Circuit, Inc.		36,564	737,496
Kemet Corp.	*	8,699	35,840
Knowles Corp.	*†	16,111	426,941
Littelfuse, Inc.		4,198	357,586
Maxwell Technologies, Inc.	*	5,615	48,963
Measurement Specialties, Inc.	*	3,063	262,223
Mercury Systems, Inc.	*	6,981	76,861
Mesa Laboratories, Inc.		539	31,143
Methode Electronics, Inc.		6,490	239,286
MTS Systems Corp.		2,725	186,009
Multi-Fineline Electronix, Inc.	*	1,120	10,472
National Instruments Corp.		18,032	557,730
Newport Corp.	*	6,603	117,005
OSI Systems, Inc.	*	3,445	218,689
Park Electrochemical Corp.		3,495	82,307
PC Connection, Inc.		1,452	31,174
Plexus Corp.	*	5,929	218,958
RealD, Inc.	*†	6,791	63,632
Rofin-Sinar Technologies, Inc.	*	4,789	110,434
Rogers Corp.	*	3,354	183,665
Sanmina Corp.	*	14,516	302,804
ScanSource, Inc.	*	5,403	186,890
Speed Commerce, Inc.	*†	6,434	17,694
SYNNEX Corp.	*	4,962	320,694
Tech Data Corp.	*	6,747	397,128
Trimble Navigation Ltd.	*	48,230	1,471,015
TTM Technologies, Inc.	*	9,730	66,261
Universal Display Corp.	*†	7,843	255,996
Viasystems Group, Inc.	*	848	13,314

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Vishay Intertechnology, Inc.		25,898	$370,082
Vishay Precision Group, Inc.	*	2,712	40,517
Zebra Technologies Corp., Class A	*	9,291	659,382

			17,538,169

Energy Equipment & Services—2.0%
Aspen Aerogels, Inc.	*	923	9,304
Atwood Oceanics, Inc.	*	11,387	497,498
Basic Energy Services, Inc.	*	5,491	119,100
Bristow Group, Inc.		6,407	430,550
C&J Energy Services, Inc.	*	8,503	259,767
CARBO Ceramics, Inc.	†	3,679	217,907
CHC Group Ltd. (Canada)	*†	6,642	37,195
Dawson Geophysical Co.		1,539	27,979
Dresser-Rand Group, Inc.	*	13,802	1,135,352
Dril-Quip, Inc.	*	7,344	656,554
Era Group, Inc.	*	3,470	75,472
Exterran Holdings, Inc.		10,606	469,952
Forum Energy Technologies, Inc.	*	10,356	316,997
Frank’s International NV (Netherlands)	†	6,714	125,552
Geospace Technologies Corp.	*	2,532	89,000
Glori Energy, Inc.	*	2,100	16,590
Gulf Island Fabrication, Inc.		2,377	40,884
Gulfmark Offshore, Inc., Class A		5,207	163,239
Helix Energy Solutions Group, Inc.	*	19,957	440,251
Hercules Offshore, Inc.	*†	29,491	64,880
Hornbeck Offshore Services, Inc.	*	6,789	222,204
Independence Contract Drilling, Inc.	*	1,688	19,834
ION Geophysical Corp.	*	22,870	63,807
Key Energy Services, Inc.	*	24,102	116,654
Matrix Service Co.	*	4,454	107,430
McDermott International, Inc.	*†	45,471	260,094
Mitcham Industries, Inc.	*	1,935	21,382
Nabors Industries Ltd. (Bermuda)		55,069	1,253,370
Natural Gas Services Group, Inc.	*	2,483	59,766
Newpark Resources, Inc.	*	16,681	207,512
North Atlantic Drilling Ltd. (Norway)	†	13,466	89,684
Nuverra Environmental Solutions, Inc.	*†	2,403	35,444
Oceaneering International, Inc.		19,588	1,276,550
Oil States International, Inc.	*	8,574	530,731
Parker Drilling Co.	*	23,214	114,677
Patterson-UTI Energy, Inc.		26,449	860,386
PHI, Inc.	*	2,638	108,554
Pioneer Energy Services Corp.	*	11,528	161,623
Profire Energy, Inc.	*	2,399	9,956
RigNet, Inc.	*	2,457	99,386
Rowan Cos. plc, Class A		23,107	584,838
RPC, Inc.		12,219	268,329
SEACOR Holdings, Inc.	*	3,616	270,477
Superior Energy Services, Inc.		28,138	924,896
Tesco Corp.		7,240	143,714
TETRA Technologies, Inc.	*	13,207	142,900
Tidewater, Inc.		8,857	345,689
Unit Corp.	*	9,048	530,665
Vantage Drilling Co.	*†	44,721	56,796
Willbros Group, Inc.	*	6,569	54,720

			14,136,091

Food & Staples Retailing—0.6%
Andersons, Inc. (The)		5,380	338,294
Casey’s General Stores, Inc.		7,187	515,308
Chefs’ Warehouse, Inc. (The)	*†	3,665	59,593
Fairway Group Holdings Corp.	*†	2,487	9,301
Fresh Market, Inc. (The)	*†	7,516	262,534

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ingles Markets, Inc., Class A		1,996	$47,285
Liberator Medical Holdings, Inc.	†	5,550	17,372
Natural Grocers by Vitamin Cottage, Inc.	*	1,404	22,857
Pantry, Inc. (The)	*	3,943	79,767
PriceSmart, Inc.		3,563	305,135
Rite Aid Corp.	*	181,195	876,984
Roundy’s, Inc.		3,989	11,927
SpartanNash Co.		7,304	142,063
Sprouts Farmers Market, Inc.	*	18,487	537,417
SUPERVALU, Inc.	*	35,622	318,461
United Natural Foods, Inc.	*	8,967	551,112
Village Super Market, Inc., Class A		1,280	29,158
Weis Markets, Inc.		2,120	82,744

			4,207,312

Food Products—1.3%
Alico, Inc.		494	18,821
Annie’s, Inc.	*	2,802	128,612
B&G Foods, Inc.		9,578	263,874
Boulder Brands, Inc.	*	11,006	150,012
Calavo Growers, Inc.		2,244	101,294
Cal-Maine Foods, Inc.		2,754	246,015
Chiquita Brands International, Inc.	*	7,430	105,506
Darling Ingredients, Inc.	*	30,520	559,126
Dean Foods Co.	†	17,722	234,817
Diamond Foods, Inc.	*	4,466	127,772
Farmer Bros. Co.	*	930	26,924
Flowers Foods, Inc.		30,842	566,259
Fresh Del Monte Produce, Inc.		7,228	230,573
Hain Celestial Group, Inc. (The)	*	9,353	957,280
Ingredion, Inc.		13,404	1,015,889
Inventure Foods, Inc.	*	3,145	40,759
J&J Snack Foods Corp.		2,596	242,882
John B. Sanfilippo & Son, Inc.		1,899	61,452
Lancaster Colony Corp.		3,541	301,976
Lifeway Foods, Inc.	*†	778	10,791
Limoneira Co.	†	1,586	37,572
Omega Protein Corp.	*	4,824	60,300
Pilgrim’s Pride Corp.	*	12,190	372,526
Pinnacle Foods, Inc.		9,394	306,714
Post Holdings, Inc.	*	7,943	263,549
Sanderson Farms, Inc.	†	4,060	357,077
Seaboard Corp.	*	51	136,424
Seneca Foods Corp., Class A	*	1,290	36,894
Snyder’s-Lance, Inc.		8,591	227,662
Tootsie Roll Industries, Inc.	†	3,451	96,593
TreeHouse Foods, Inc.	*	7,918	637,399
WhiteWave Foods Co. (The)	*	32,326	1,174,404

			9,097,748

Gas Utilities—1.1%
AGL Resources, Inc.		21,738	1,116,029
Atmos Energy Corp.		18,288	872,338
Chesapeake Utilities Corp.		2,729	113,669
Laclede Group, Inc. (The)		8,259	383,218
National Fuel Gas Co.		15,602	1,091,984
New Jersey Resources Corp.		7,488	378,219
Northwest Natural Gas Co.		4,674	197,476
ONE Gas, Inc.		9,999	342,466
Piedmont Natural Gas Co., Inc.		14,742	494,299
Questar Corp.		31,654	705,568
South Jersey Industries, Inc.		6,062	323,468
Southwest Gas Corp.		8,465	411,230
UGI Corp.		31,003	1,056,892

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
WGL Holdings, Inc.		9,748	$410,586

			7,897,442

Health Care Equipment & Supplies—2.4%
Abaxis, Inc.		3,781	191,734
ABIOMED, Inc.	*†	6,733	167,180
Accuray, Inc.	*†	15,070	109,408
Alere, Inc.	*	14,737	571,501
Align Technology, Inc.	*	15,261	788,688
Analogic Corp.		2,120	135,595
AngioDynamics, Inc.	*	5,314	72,908
Anika Therapeutics, Inc.	*	2,511	92,053
Antares Pharma, Inc.	*†	19,090	34,935
AtriCure, Inc.	*	5,136	75,602
Atrion Corp.		291	88,758
Cantel Medical Corp.		6,207	213,397
Cardiovascular Systems, Inc.	*	4,717	111,463
Cerus Corp.	*†	16,123	64,653
CONMED Corp.		5,352	197,168
Cooper Cos., Inc. (The)		8,862	1,380,256
CryoLife, Inc.		6,833	67,442
Cyberonics, Inc.	*	4,848	248,024
Cynosure, Inc., Class A	*	4,027	84,567
Derma Sciences, Inc.	*†	4,820	40,151
DexCom, Inc.	*	13,408	536,186
Endologix, Inc.	*	11,389	120,723
Exactech, Inc.	*	1,480	33,877
GenMark Diagnostics, Inc.	*	7,868	70,576
Globus Medical, Inc., Class A	*	11,537	226,933
Greatbatch, Inc.	*	4,100	174,701
Haemonetics Corp.	*	9,672	337,746
HeartWare International, Inc.	*	2,854	221,556
Hill-Rom Holdings, Inc.		10,313	427,268
Hologic, Inc.	*	43,581	1,060,326
ICU Medical, Inc.	*	2,188	140,426
IDEXX Laboratories, Inc.	*	9,530	1,122,920
Inogen, Inc.	*	919	18,941
Insulet Corp.	*	10,118	372,848
Integra LifeSciences Holdings Corp.	*	4,183	207,644
Invacare Corp.		6,320	74,639
K2M Group Holdings, Inc.	*†	1,500	21,645
LDR Holding Corp.	*	2,771	86,261
Masimo Corp.	*	9,466	201,436
Meridian Bioscience, Inc.	†	7,174	126,908
Merit Medical Systems, Inc.	*	7,183	85,334
Natus Medical, Inc.	*	6,365	187,831
Neogen Corp.	*	6,836	270,022
NuVasive, Inc.	*	8,592	299,603
NxStage Medical, Inc.	*	11,835	155,393
Ocular Therapeutix, Inc.	*	942	14,102
OraSure Technologies, Inc.	*	12,739	91,976
Orthofix International NV (Curacao)	*	3,796	117,524
Oxford Immunotec Global plc (United Kingdom)	*†	4,173	63,722
PhotoMedex, Inc.	*†	2,664	16,517
Quidel Corp.	*	5,467	146,898
ResMed, Inc.	†	26,010	1,281,513
Rockwell Medical, Inc.	*†	8,627	78,851
Roka Bioscience, Inc.	*	822	8,261
RTI Surgical, Inc.	*	13,504	64,549
Sirona Dental Systems, Inc.	*	10,768	825,690
Spectranetics Corp. (The)	*	8,240	218,937
STAAR Surgical Co.	*	7,139	75,887
STERIS Corp.		10,682	576,401

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
SurModics, Inc.	*	3,217	$58,421
Symmetry Medical, Inc.	*	5,904	59,571
Tandem Diabetes Care, Inc.	*†	1,542	20,694
Teleflex, Inc.		7,392	776,456
Thoratec Corp.	*	10,517	281,119
Tornier NV (Netherlands)	*	6,135	146,626
TransEnterix, Inc.	*†	4,614	20,117
TriVascular Technologies, Inc.	*†	1,250	18,100
Unilife Corp.	*†	22,514	51,670
Utah Medical Products, Inc.		525	25,599
Vascular Solutions, Inc.	*	2,721	67,209
Veracyte, Inc.	*†	845	8,239
Volcano Corp.	*	8,883	94,515
West Pharmaceutical Services, Inc.		12,945	579,418
Wright Medical Group, Inc.	*	8,782	266,095
Zeltiq Aesthetics, Inc.	*	4,981	112,720

			17,484,623

Health Care Providers & Services—2.6%
Acadia Healthcare Co., Inc.	*	8,185	396,973
Addus HomeCare Corp.	*	874	17,130
Adeptus Health, Inc., Class A	*	923	22,983
Air Methods Corp.	*	7,403	411,237
Alliance HealthCare Services, Inc.	*	806	18,224
Almost Family, Inc.	*	1,537	41,760
Amedisys, Inc.	*	5,275	106,397
AMN Healthcare Services, Inc.	*	7,678	120,545
Amsurg Corp.	*	8,096	405,205
Bio-Reference Laboratories, Inc.	*†	4,688	131,545
BioScrip, Inc.	*†	14,738	101,840
BioTelemetry, Inc.	*	4,248	28,504
Brookdale Senior Living, Inc.	*	29,976	965,827
Capital Senior Living Corp.	*	5,534	117,487
Centene Corp.	*	10,785	892,027
Chemed Corp.	†	3,102	319,196
Community Health Systems, Inc.	*	21,432	1,174,259
Corvel Corp.	*	2,370	80,699
Cross Country Healthcare, Inc.	*	7,318	67,984
Ensign Group, Inc. (The)		3,393	118,076
Envision Healthcare Holdings, Inc.	*	15,341	532,026
ExamWorks Group, Inc.	*	6,025	197,319
Five Star Quality Care, Inc.	*	9,106	34,330
Gentiva Health Services, Inc.	*	5,336	89,538
Hanger, Inc.	*	6,290	129,071
Health Net, Inc.	*	14,272	658,082
HealthEquity, Inc.	*	1,714	31,383
HealthSouth Corp.		15,669	578,186
Healthways, Inc.	*	5,769	92,419
IPC The Hospitalist Co., Inc.	*	3,142	140,730
Kindred Healthcare, Inc.		10,944	212,314
Landauer, Inc.		1,882	62,125
LHC Group, Inc.	*	2,770	64,264
LifePoint Hospitals, Inc.	*	8,108	560,993
Magellan Health, Inc.	*	4,963	271,625
MEDNAX, Inc.	*	17,990	986,212
Molina Healthcare, Inc.	*	5,947	251,558
MWI Veterinary Supply, Inc.	*	2,422	359,425
National Healthcare Corp.		1,812	100,584
National Research Corp., Class A	*	1,929	25,096
Omnicare, Inc.		17,775	1,106,672
Owens & Minor, Inc.		11,941	390,948
Patterson Cos., Inc.		15,461	640,549
PharMerica Corp.	*	5,445	133,021
Premier, Inc., Class A	*	5,486	180,270

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Providence Service Corp. (The)	*	2,069	$100,098
RadNet, Inc.	*	5,263	34,841
Select Medical Holdings Corp.		13,482	162,188
Skilled Healthcare Group, Inc., Class A	*	4,230	27,918
Surgical Care Affiliates, Inc.	*	1,885	50,386
Team Health Holdings, Inc.	*	12,599	730,616
Tenet Healthcare Corp.	*	17,891	1,062,546
Triple-S Management Corp., Class B (Puerto Rico)	*	4,524	90,028
Trupanion, Inc.	*	1,368	11,628
U.S. Physical Therapy, Inc.		2,234	79,061
Universal American Corp.	*	7,130	57,325
Universal Health Services, Inc., Class B		16,408	1,714,636
VCA, Inc.	*	15,870	624,167
WellCare Health Plans, Inc.	*	8,148	491,650

			18,603,726

Health Care Technology—0.4%
Allscripts Healthcare Solutions, Inc.	*	32,180	431,695
athenahealth, Inc.	*†	7,057	929,336
Castlight Health, Inc., Class B	*†	2,084	26,967
Computer Programs & Systems, Inc.		2,114	121,534
HealthStream, Inc.	*	3,356	80,578
HMS Holdings Corp.	*	16,863	317,867
Imprivata, Inc.	*	973	15,101
MedAssets, Inc.	*	11,090	229,785
Medidata Solutions, Inc.	*	9,422	417,300
Merge Healthcare, Inc.	*	9,619	21,162
Omnicell, Inc.	*	6,227	170,184
Quality Systems, Inc.		8,711	119,950
Veeva Systems, Inc., Class A	*	6,343	178,682
Vocera Communications, Inc.	*	3,339	26,946

			3,087,087

Hotels, Restaurants & Leisure—2.1%
Aramark		7,951	209,111
Bally Technologies, Inc.	*	7,417	598,552
Belmond Ltd., Class A (Bermuda)	*	18,365	214,136
Biglari Holdings, Inc.	*	413	140,321
BJ’s Restaurants, Inc.	*	4,349	156,521
Bloomin’ Brands, Inc.	*	13,449	246,655
Bob Evans Farms, Inc.		4,353	206,071
Boyd Gaming Corp.	*	15,892	161,463
Bravo Brio Restaurant Group, Inc.	*	3,101	40,220
Brinker International, Inc.		12,044	611,715
Buffalo Wild Wings, Inc.	*	3,360	451,147
Burger King Worldwide, Inc.	†	20,006	593,378
Caesars Acquisition Co., Class A	*†	7,358	69,680
Caesars Entertainment Corp.	*†	8,076	101,596
Carrols Restaurant Group, Inc.	*	10,343	73,539
Cheesecake Factory, Inc. (The)		9,090	413,595
Choice Hotels International, Inc.		6,118	318,136
Churchill Downs, Inc.		2,690	262,275
Chuy’s Holdings, Inc.	*	3,373	105,878
ClubCorp Holdings, Inc.		3,469	68,790
Cracker Barrel Old Country Store, Inc.		3,443	355,283
Del Frisco’s Restaurant Group, Inc.	*†	3,974	76,062
Denny’s Corp.	*	15,003	105,471
Diamond Resorts International, Inc.	*	5,983	136,173
DineEquity, Inc.		3,180	259,456
Domino’s Pizza, Inc.		10,168	782,529
Dunkin’ Brands Group, Inc.		19,320	865,922
Einstein Noah Restaurant Group, Inc.		1,279	25,785
El Pollo Loco Holdings, Inc.	*	1,346	48,335

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Empire Resorts, Inc.	*†	2,600	$17,446
Famous Dave’s of America, Inc.	*	800	21,536
Fiesta Restaurant Group, Inc.	*	4,707	233,844
Ignite Restaurant Group, Inc.	*†	1,280	7,680
International Game Technology		44,381	748,707
International Speedway Corp., Class A		5,069	160,383
Interval Leisure Group, Inc.		6,806	129,654
Intrawest Resorts Holdings, Inc.	*	3,352	32,414
Isle of Capri Casinos, Inc.	*	5,204	39,030
Jack in the Box, Inc.		7,547	514,630
Jamba, Inc.	*	3,273	46,542
Krispy Kreme Doughnuts, Inc.	*	12,266	210,485
La Quinta Holdings, Inc.	*	7,100	134,829
Life Time Fitness, Inc.	*	7,719	389,346
Marcus Corp. (The)		4,188	66,170
Marriott Vacations Worldwide Corp.	*	5,140	325,927
Monarch Casino & Resort, Inc.	*	2,050	24,416
Morgans Hotel Group Co.	*	5,643	45,539
Multimedia Games Holding Co., Inc.	*	4,998	179,978
Nathan’s Famous, Inc.	*†	431	29,174
Noodles & Co.	*†	1,842	35,348
Panera Bread Co., Class A	*	4,418	718,897
Papa John’s International, Inc.		5,552	222,024
Papa Murphy’s Holdings, Inc.	*	956	9,751
Penn National Gaming, Inc.	*	16,074	180,190
Pinnacle Entertainment, Inc.	*	10,729	269,191
Popeyes Louisiana Kitchen, Inc.	*	4,381	177,431
Potbelly Corp.	*†	4,843	56,469
Red Robin Gourmet Burgers, Inc.	*	2,741	155,963
Ruby Tuesday, Inc.	*	11,736	69,125
Ruth’s Hospitality Group, Inc.		7,796	86,068
Scientific Games Corp., Class A	*	8,925	96,122
SeaWorld Entertainment, Inc.		11,526	221,645
Six Flags Entertainment Corp.		12,916	444,181
Sonic Corp.	*	10,276	229,771
Speedway Motorsports, Inc.		1,680	28,661
Texas Roadhouse, Inc.		12,358	344,047
Vail Resorts, Inc.		6,756	586,151
Wendy’s Co. (The)		47,829	395,068
Zoe’s Kitchen, Inc.	*†	939	28,884

			15,410,512

Household Durables—1.8%
Beazer Homes USA, Inc.	*	4,831	81,064
Cavco Industries, Inc.	*	1,545	105,060
Century Communities, Inc.	*	655	11,364
CSS Industries, Inc.		2,720	65,960
D.R. Horton, Inc.		59,739	1,225,844
Dixie Group, Inc. (The)	*	2,409	20,886
Ethan Allen Interiors, Inc.		4,278	97,539
Flexsteel Industries, Inc.		839	28,300
GoPro, Inc., Class A	*	3,353	314,176
Harman International Industries, Inc.		12,292	1,205,108
Helen of Troy Ltd. (Bermuda)	*	5,166	271,318
Hovnanian Enterprises, Inc., Class A	*†	21,157	77,646
Installed Building Products, Inc.	*	1,567	22,016
iRobot Corp.	*†	5,589	170,185
Jarden Corp.	*	23,901	1,436,689
KB Home	†	16,227	242,432
La-Z-Boy, Inc.		9,601	190,004
Leggett & Platt, Inc.		24,913	869,962
Lennar Corp., Class A		32,995	1,281,196
LGI Homes, Inc.	*	3,906	71,714
Libbey, Inc.	*	3,551	93,249

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Lifetime Brands, Inc.		1,617	$24,756
M/I Homes, Inc.	*	4,003	79,340
MDC Holdings, Inc.		6,738	170,606
Meritage Homes Corp.	*	6,808	241,684
NACCO Industries, Inc., Class A		829	41,226
New Home Co., Inc. (The)	*†	1,400	18,900
NVR, Inc.	*	776	876,896
Ryland Group, Inc. (The)		8,217	273,133
Skullcandy, Inc.	*	3,066	23,884
Standard Pacific Corp.	*	28,766	215,457
Taylor Morrison Home Corp., Class A	*	6,556	106,338
Tempur Sealy International, Inc.	*	10,795	606,355
Toll Brothers, Inc.	*	33,000	1,028,280
TRI Pointe Homes, Inc.	*	26,209	339,145
Tupperware Brands Corp.		9,106	628,678
Turtle Beach Corp.	*	1,148	8,782
UCP, Inc., Class A	*	1,249	14,926
Universal Electronics, Inc.	*	3,125	154,281
WCI Communities, Inc.	*	3,432	63,286
William Lyon Homes, Class A	*	3,916	86,544

			12,884,209

Household Products—0.3%
Central Garden and Pet Co., Class A	*	6,906	55,524
Energizer Holdings, Inc.		11,427	1,407,921
Harbinger Group, Inc.	*	13,886	182,184
Oil-Dri Corp of America		764	19,917
Orchids Paper Products Co.		2,428	59,632
Spectrum Brands Holdings, Inc.		3,789	343,018
WD-40 Co.		2,756	187,298

			2,255,494

Independent Power and Renewable Electricity Producers—0.2%
Abengoa Yield plc (Spain)	*	4,682	166,585
Atlantic Power Corp.	†	20,459	48,692
Dynegy, Inc.	*	18,273	527,359
Ormat Technologies, Inc.	†	3,707	97,383
Pattern Energy Group, Inc.		6,662	205,989
TerraForm Power, Inc., Class A	*	3,780	109,091

			1,155,099

Industrial Conglomerates—0.2%
Carlisle Cos., Inc.		11,544	927,907
Raven Industries, Inc.		6,841	166,920

			1,094,827

Insurance—4.5%
Alleghany Corp.	*	3,053	1,276,612
Allied World Assurance Co. Holdings AG (Switzerland)		18,105	666,988
Ambac Financial Group, Inc.	*	7,905	174,701
American Equity Investment Life Holding Co.		14,372	328,831
American Financial Group, Inc.		13,115	759,227
American National Insurance Co.		1,400	157,360
AMERISAFE, Inc.		3,489	136,455
AmTrust Financial Services, Inc.	†	5,869	233,704
Arch Capital Group Ltd. (Bermuda)	*	24,844	1,359,464
Argo Group International Holdings Ltd. (Bermuda)		4,743	238,620
Arthur J. Gallagher & Co.		29,113	1,320,566
Aspen Insurance Holdings Ltd. (Bermuda)		12,135	519,014
Assurant, Inc.		12,876	827,927
Assured Guaranty Ltd. (Bermuda)		31,968	708,411
Atlas Financial Holdings, Inc.	*	1,852	25,632

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Axis Capital Holdings Ltd. (Bermuda)		19,382	$917,350
Baldwin & Lyons, Inc., Class B		1,792	44,262
Brown & Brown, Inc.		22,011	707,654
Citizens, Inc.	*†	8,606	55,595
CNO Financial Group, Inc.		39,158	664,120
Crawford & Co., Class B		7,204	59,433
Donegal Group, Inc., Class A		1,264	19,415
eHealth, Inc.	*	3,302	79,677
EMC Insurance Group, Inc.		1,041	30,064
Employers Holdings, Inc.		5,724	110,187
Endurance Specialty Holdings Ltd. (Bermuda)		8,488	468,368
Enstar Group Ltd. (Bermuda)	*	1,557	212,250
Erie Indemnity Co., Class A		4,544	344,481
Everest Re Group Ltd. (Bermuda)		8,541	1,383,727
FBL Financial Group, Inc., Class A		2,166	96,820
Federated National Holding Co.		1,822	51,180
Fidelity & Guaranty Life		2,136	45,604
First American Financial Corp.		19,230	521,518
FNF Group		50,147	1,391,078
FNFV Group	*	16,714	229,985
Genworth Financial, Inc., Class A	*	89,973	1,178,646
Global Indemnity plc (Ireland)	*	1,488	37,542
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*	5,625	182,306
Hallmark Financial Services, Inc.	*	2,249	23,187
Hanover Insurance Group, Inc. (The)		8,274	508,189
HCC Insurance Holdings, Inc.		17,951	866,854
HCI Group, Inc.		1,491	53,661
Heritage Insurance Holdings, Inc.	*†	1,150	17,319
Hilltop Holdings, Inc.	*	11,655	233,683
Horace Mann Educators Corp.		7,441	212,143
Independence Holding Co.		1,901	25,264
Infinity Property & Casualty Corp.		1,953	125,012
Kansas City Life Insurance Co.		423	18,760
Kemper Corp.		8,711	297,481
Maiden Holdings Ltd. (Bermuda)		8,262	91,543
Markel Corp.	*	2,583	1,643,175
MBIA, Inc.	*	27,028	248,117
Meadowbrook Insurance Group, Inc.		10,981	64,239
Mercury General Corp.		5,177	252,689
Montpelier Re Holdings Ltd. (Bermuda)		7,310	227,268
National General Holdings Corp.	†	5,714	96,509
National Interstate Corp.		1,051	29,323
National Western Life Insurance Co., Class A		368	90,900
Navigators Group, Inc. (The)	*	1,745	107,317
Old Republic International Corp.		46,989	671,003
OneBeacon Insurance Group Ltd., Class A		4,581	70,593
PartnerRe Ltd. (Bermuda)		9,079	997,691
Phoenix Cos., Inc. (The)	*	1,480	82,969
Platinum Underwriters Holdings Ltd. (Bermuda)		4,937	300,515
Primerica, Inc.		10,293	496,328
ProAssurance Corp.		11,196	493,408
Protective Life Corp.		14,435	1,001,933
Reinsurance Group of America, Inc.		12,437	996,577
RenaissanceRe Holdings Ltd. (Bermuda)		7,490	748,925
RLI Corp.		8,058	348,831
Safety Insurance Group, Inc.		2,194	118,279
Selective Insurance Group, Inc.		10,774	238,536
StanCorp Financial Group, Inc.		8,007	505,882
State Auto Financial Corp.		2,585	53,018

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Stewart Information Services Corp.		4,371	$128,289
Symetra Financial Corp.		13,661	318,711
Third Point Reinsurance Ltd. (Bermuda)	*	9,549	138,938
United Fire Group, Inc.		3,518	97,695
United Insurance Holdings Corp.		2,677	40,155
Universal Insurance Holdings, Inc.		7,596	98,216
Validus Holdings Ltd. (Bermuda)		16,718	654,343
W.R. Berkley Corp.		18,045	862,551
White Mountains Insurance Group Ltd.		1,114	701,898

			32,962,691

Internet & Catalog Retail—0.5%
1-800-Flowers.com, Inc., Class A	*	6,281	45,160
Blue Nile, Inc.	*	2,444	69,776
Coupons.com, Inc.	*	1,942	23,226
FTD Cos., Inc.	*	3,867	131,903
Gaiam, Inc., Class A	*	2,600	19,084
Groupon, Inc.	*†	85,059	568,194
HomeAway, Inc.	*	17,653	626,682
HSN, Inc.		5,985	367,300
Lands’ End, Inc.	*†	3,542	145,647
Liberty TripAdvisor Holdings, Inc., Series A	*	13,320	451,548
Liberty Ventures, Series A	*	13,320	505,627
Nutrisystem, Inc.		5,029	77,296
Orbitz Worldwide, Inc.	*	8,896	70,012
Overstock.com, Inc.	*	2,104	35,474
PetMed Express, Inc.	†	3,185	43,316
RetailMeNot, Inc.	*†	5,109	82,561
Shutterfly, Inc.	*	7,318	356,679
ValueVision Media, Inc., Class A	*	6,239	32,006
zulily, Inc., Class A	*†	2,690	101,924

			3,753,415

Internet Software & Services—1.8%
Aerohive Networks, Inc.	*	4,925	39,499
Amber Road, Inc.	*†	1,500	26,010
Angie’s List, Inc.	*†	7,000	44,590
AOL, Inc.	*	15,035	675,823
Bankrate, Inc.	*	11,716	133,094
Bazaarvoice, Inc.	*†	8,939	66,059
Benefitfocus, Inc.	*†	852	22,953
Blucora, Inc.	*	7,679	117,028
Borderfree, Inc.	*†	1,000	12,900
Brightcove, Inc.	*	6,369	35,539
Carbonite, Inc.	*	5,676	58,122
Care.com, Inc.	*†	1,199	9,772
ChannelAdvisor Corp.	*†	3,431	56,268
comScore, Inc.	*	6,168	224,577
Constant Contact, Inc.	*	5,890	159,855
Conversant, Inc.	*	11,874	406,685
Cornerstone OnDemand, Inc.	*	9,296	319,875
CoStar Group, Inc.	*	6,028	937,595
Cvent, Inc.	*†	2,992	75,907
Dealertrack Technologies, Inc.	*	9,430	409,356
Demand Media, Inc.	*	907	8,027
Demandware, Inc.	*	5,174	263,460
Dice Holdings, Inc.	*	6,835	57,277
Digital River, Inc.	*	5,786	84,013
E2open, Inc.	*†	3,978	37,035
EarthLink Holdings Corp.		20,557	70,305
Endurance International Group Holdings, Inc.	*†	6,877	111,889
Envestnet, Inc.	*	5,918	266,310

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Everyday Health, Inc.	*†	1,300	$18,161
Five9, Inc.	*	1,997	13,060
Global Eagle Entertainment, Inc.	*†	6,028	67,634
Gogo, Inc.	*†	9,173	154,657
GrubHub, Inc.	*†	1,437	49,203
GTT Communications, Inc.	*	2,450	29,179
IAC/InterActiveCorp		13,363	880,622
Internap Network Services Corp.	*	8,121	56,035
Intralinks Holdings, Inc.	*	8,511	68,939
j2 Global, Inc.		8,665	427,704
Limelight Networks, Inc.	*	6,937	16,198
Liquidity Services, Inc.	*†	4,692	64,515
LivePerson, Inc.	*	8,795	110,729
LogMeIn, Inc.	*	4,468	205,841
Marchex, Inc., Class B		5,699	23,651
Marin Software, Inc.	*	4,390	37,754
Marketo, Inc.	*†	4,239	136,920
Millennial Media, Inc.	*†	8,132	15,126
Monster Worldwide, Inc.	*	16,068	88,374
Move, Inc.	*	7,747	162,377
NIC, Inc.		12,220	210,428
OPOWER, Inc.	*†	1,300	24,518
Pandora Media, Inc.	*	38,232	923,685
Perficient, Inc.	*	5,746	86,133
Q2 Holdings, Inc.	*†	1,700	23,800
QuinStreet, Inc.	*	5,214	21,638
Rackspace Hosting, Inc.	*	21,994	715,905
RealNetworks, Inc.	*	4,328	30,080
Reis, Inc.		1,345	31,729
Rightside Group Ltd.	*	907	8,843
Rocket Fuel, Inc.	*†	3,037	47,985
SciQuest, Inc.	*	4,686	70,477
Shutterstock, Inc.	*†	2,575	183,803
SPS Commerce, Inc.	*	2,907	154,507
Stamps.com, Inc.	*	2,445	77,653
TechTarget, Inc.	*	2,374	20,393
Textura Corp.	*†	3,086	81,470
Travelzoo, Inc.	*	1,808	28,024
Tremor Video, Inc.	*†	15,166	35,488
TrueCar, Inc.	*†	1,300	23,335
Trulia, Inc.	*†	6,461	315,943
Unwired Planet, Inc.	*	23,320	43,375
Vistaprint NV (Netherlands)	*†	6,206	340,027
Web.com Group, Inc.	*	9,090	181,436
WebMD Health Corp.	*	6,734	281,549
Wix.com Ltd. (Israel)	*	1,393	22,636
XO Group, Inc.	*	5,737	64,312
Xoom Corp.	*	5,162	113,306
Yelp, Inc.	*	9,520	649,740
YuMe, Inc.	*†	3,100	15,500
Zillow, Inc., Class A	*†	5,809	673,786
Zix Corp.	*	9,536	32,613

			12,890,619

IT Services—2.2%
Acxiom Corp.	*	13,925	230,459
Blackhawk Network Holdings, Inc.	*	9,680	313,632
Booz Allen Hamilton Holding Corp.		14,446	338,036
Broadridge Financial Solutions, Inc.		21,826	908,616
CACI International, Inc., Class A	*	4,043	288,145
Cardtronics, Inc.	*	8,528	300,186
Cass Information Systems, Inc.		2,024	83,794
Ciber, Inc.	*	14,012	48,061
Computer Task Group, Inc.		2,532	28,105

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Convergys Corp.		18,752	$334,161
CoreLogic, Inc.	*	16,573	448,631
CSG Systems International, Inc.		5,860	154,001
Datalink Corp.	*	4,947	52,587
DST Systems, Inc.		5,646	473,812
EPAM Systems, Inc.	*	6,101	267,163
Euronet Worldwide, Inc.	*	9,421	450,230
EVERTEC, Inc. (Puerto Rico)		11,166	249,448
ExlService Holdings, Inc.	*	5,570	135,964
Forrester Research, Inc.		2,455	90,491
Gartner, Inc.	*	16,220	1,191,683
Genpact Ltd. (Bermuda)	*	30,212	493,060
Global Cash Access Holdings, Inc.	*	13,203	89,120
Global Payments, Inc.		12,954	905,226
Hackett Group, Inc. (The)		2,748	16,378
Heartland Payment Systems, Inc.		6,660	317,815
Higher One Holdings, Inc.	*	7,479	18,473
iGATE Corp.	*	6,743	247,603
Information Services Group, Inc.	*	5,257	19,977
Jack Henry & Associates, Inc.		15,202	846,143
Leidos Holdings, Inc.		11,568	397,129
Lionbridge Technologies, Inc.	*	17,520	78,840
Luxoft Holding, Inc. (Switzerland)	*	2,129	79,199
ManTech International Corp., Class A		4,079	109,929
MAXIMUS, Inc.		12,270	492,395
ModusLink Global Solutions, Inc.	*†	10,739	38,338
MoneyGram International, Inc.	*	4,578	57,408
NeuStar, Inc., Class A	*†	10,983	272,708
PRGX Global, Inc.	*	4,569	26,774
Sabre Corp.		7,277	130,367
Sapient Corp.	*	20,009	280,126
Science Applications International Corp.		7,547	333,804
ServiceSource International, Inc.	*†	9,931	32,077
Sykes Enterprises, Inc.	*	6,610	132,068
Syntel, Inc.	*	2,923	257,049
TeleTech Holdings, Inc.	*	3,175	78,042
Total System Services, Inc.		30,175	934,218
Unisys Corp.	*	8,649	202,473
Vantiv, Inc., Class A	*	23,347	721,422
VeriFone Systems, Inc.	*	19,798	680,655
Virtusa Corp.	*	4,567	162,403
WEX, Inc.	*	6,997	771,909

			15,610,333

Leisure Products—0.5%
Arctic Cat, Inc.		2,262	78,763
Black Diamond, Inc.	*	3,789	28,645
Brunswick Corp.		17,386	732,646
Callaway Golf Co.		13,092	94,786
Escalade, Inc.	†	1,595	19,236
JAKKS Pacific, Inc.	*†	3,244	23,032
Johnson Outdoors, Inc., Class A		785	20,331
LeapFrog Enterprises, Inc.	*	12,080	72,359
Malibu Boats, Inc., Class A	*	1,521	28,169
Marine Products Corp.		3,091	24,388
Nautilus, Inc.	*	4,916	58,845
Polaris Industries, Inc.		12,169	1,822,795
Smith & Wesson Holding Corp.	*†	9,907	93,522
Sturm Ruger & Co., Inc.	†	3,706	180,445

			3,277,962

Life Sciences Tools & Services—1.1%
Accelerate Diagnostics, Inc.	*†	3,846	82,612
Affymetrix, Inc.	*	13,418	107,076

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Albany Molecular Research, Inc.	*†	3,704	$81,747
Bio-Rad Laboratories, Inc., Class A	*	3,700	419,580
Bruker Corp.	*	19,703	364,801
Cambrex Corp.	*	6,259	116,918
Charles River Laboratories International, Inc.	*	9,037	539,870
Covance, Inc.	*	10,715	843,271
Enzo Biochem, Inc.	*	5,500	28,325
Fluidigm Corp.	*	5,173	126,739
Luminex Corp.	*	7,419	144,671
Mettler-Toledo International, Inc.	*	5,410	1,385,663
NanoString Technologies, Inc.	*	1,700	18,598
Pacific Biosciences of California, Inc.	*	15,712	77,146
PAREXEL International Corp.	*	10,270	647,934
PerkinElmer, Inc.		20,297	884,949
QIAGEN NV (Netherlands)	*	42,470	967,042
Quintiles Transnational Holdings, Inc.	*	10,662	594,726
Sequenom, Inc.	*†	20,997	62,361
Techne Corp.		6,895	645,027

			8,139,056

Machinery—4.4%
Accuride Corp.	*	5,687	21,554
Actuant Corp., Class A		12,806	390,839
AGCO Corp.		16,887	767,683
Alamo Group, Inc.		1,174	48,134
Albany International Corp., Class A		5,205	177,178
Allison Transmission Holdings, Inc.		25,284	720,341
Altra Industrial Motion Corp.		5,386	157,056
American Railcar Industries, Inc.		1,579	116,720
ARC Group Worldwide, Inc.	*	502	7,841
Astec Industries, Inc.		3,453	125,931
Barnes Group, Inc.		10,180	308,963
Blount International, Inc.	*	9,180	138,893
Briggs & Stratton Corp.		9,174	165,315
Chart Industries, Inc.	*	5,455	333,464
CIRCOR International, Inc.		3,375	227,239
CLARCOR, Inc.		8,916	562,421
Colfax Corp.	*	17,233	981,764
Columbus McKinnon Corp.		3,189	70,126
Commercial Vehicle Group, Inc.	*	7,743	47,852
Crane Co.		8,690	549,295
Donaldson Co., Inc.		25,690	1,043,785
Douglas Dynamics, Inc.		3,681	71,779
Dynamic Materials Corp.		3,125	59,531
Energy Recovery, Inc.	*†	6,998	24,773
EnPro Industries, Inc.	*	3,892	235,583
ESCO Technologies, Inc.		4,502	156,580
ExOne Co. (The)	*†	1,694	35,388
Federal Signal Corp.		11,860	157,026
FreightCar America, Inc.		2,798	93,173
Global Brass & Copper Holdings, Inc.		3,564	52,284
Gorman-Rupp Co. (The)		3,896	117,036
Graco, Inc.		11,092	809,494
Graham Corp.		1,617	46,489
Greenbrier Cos., Inc. (The)	†	4,868	357,214
Harsco Corp.		14,896	318,923
Hillenbrand, Inc.		11,125	343,651
Hurco Cos., Inc.		1,248	47,000
Hyster-Yale Materials Handling, Inc.		2,095	150,044
IDEX Corp.		14,502	1,049,510
ITT Corp.		17,142	770,361
John Bean Technologies Corp.		5,724	161,016
Joy Global, Inc.		18,595	1,014,171

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Kadant, Inc.		2,468	$96,375
Kennametal, Inc.		14,470	597,756
L.B. Foster Co., Class A		1,705	78,328
Lincoln Electric Holdings, Inc.		14,456	999,416
Lindsay Corp.	†	2,395	179,026
Lydall, Inc.	*	2,982	80,544
Manitex International, Inc.	*	1,949	22,004
Manitowoc Co., Inc. (The)		24,357	571,172
Meritor, Inc.	*	17,017	184,634
Middleby Corp. (The)	*	10,679	941,140
Miller Industries, Inc.		1,779	30,065
Mueller Industries, Inc.		9,973	284,629
Mueller Water Products, Inc., Class A		30,046	248,781
Navistar International Corp.	*	10,261	337,690
NN, Inc.		3,390	90,581
Nordson Corp.		11,641	885,531
Omega Flex, Inc.		488	9,496
Oshkosh Corp.		15,268	674,082
Proto Labs, Inc.	*	3,961	273,309
RBC Bearings, Inc.		4,314	244,604
Rexnord Corp.	*	14,371	408,855
Snap-on, Inc.		10,607	1,284,296
SPX Corp.		7,873	739,511
Standex International Corp.		2,170	160,884
Sun Hydraulics Corp.		4,279	160,848
Tennant Co.		3,191	214,084
Terex Corp.		20,136	639,721
Timken Co. (The)		14,628	620,081
Titan International, Inc.	†	8,071	95,399
Toro Co. (The)		10,162	601,895
TriMas Corp.	*	8,555	208,143
Trinity Industries, Inc.		28,708	1,341,238
Twin Disc, Inc.		1,926	51,925
Valmont Industries, Inc.	†	4,840	653,061
Wabash National Corp.	*	12,487	166,327
WABCO Holdings, Inc.	*	10,204	928,054
Wabtec Corp.		17,406	1,410,582
Watts Water Technologies, Inc., Class A		5,244	305,463
Woodward, Inc.		11,933	568,249
Xerium Technologies, Inc.	*	1,744	25,480
Xylem, Inc.		33,512	1,189,341

			31,636,020

Marine—0.2%
Baltic Trading Ltd.		7,920	32,789
International Shipholding Corp.	†	724	12,952
Kirby Corp.	*	10,316	1,215,741
Knightsbridge Tankers Ltd. (Bermuda)		4,827	42,719
Matson, Inc.		7,325	183,345
Navios Maritime Holdings, Inc. (Greece)		12,773	76,638
Safe Bulkers, Inc. (Greece)		6,264	41,718
Scorpio Bulkers, Inc.	*	24,958	145,255
Ultrapetrol Bahamas Ltd. (Bahamas)	*	3,567	11,129

			1,762,286

Media—1.9%
A.H. Belo Corp., Class A		2,998	31,989
AMC Entertainment Holdings, Inc., Class A		3,960	91,040
AMC Networks, Inc., Class A	*	10,726	626,613
Cablevision Systems Corp., Class A	†	35,735	625,720
Carmike Cinemas, Inc.	*	3,868	119,831
CBS Outdoor Americas, Inc. REIT		21,354	639,339

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Central European Media Enterprises Ltd., Class A (Bermuda)	*†	9,570	$21,533
Cinemark Holdings, Inc.		20,778	707,283
Clear Channel Outdoor Holdings, Inc., Class A		8,401	56,623
Crown Media Holdings, Inc., Class A	*	4,399	14,077
Cumulus Media, Inc., Class A	*	23,598	95,100
Daily Journal Corp.	*†	156	28,158
Dex Media, Inc.	*†	2,722	26,022
DreamWorks Animation SKG, Inc., Class A	*†	13,912	379,380
Entercom Communications Corp., Class A	*	3,975	31,919
Entravision Communications Corp., Class A		9,227	36,539
Eros International plc	*†	5,747	83,964
EW Scripps Co. (The), Class A	*†	5,253	85,676
Gannett Co., Inc.		41,351	1,226,884
Global Sources Ltd. (Bermuda)	*†	2,826	18,962
Gray Television, Inc.	*	10,278	80,991
Harte-Hanks, Inc.		7,272	46,323
Hemisphere Media Group, Inc.	*†	1,387	14,785
Interpublic Group of Cos., Inc. (The)		78,372	1,435,775
John Wiley & Sons, Inc., Class A		8,219	461,168
Journal Communications, Inc., Class A	*	9,165	77,261
Lamar Advertising Co., Class A		14,504	714,322
Lee Enterprises, Inc.	*†	8,627	29,159
Lions Gate Entertainment Corp.	†	14,824	488,747
Live Nation Entertainment, Inc.	*	27,273	655,097
Loral Space & Communications, Inc.	*	2,438	175,073
Madison Square Garden Co. (The), Class A	*	10,994	726,923
Martha Stewart Living Omnimedia, Inc., Class A	*	6,601	23,764
McClatchy Co. (The), Class A	*	8,865	29,786
MDC Partners, Inc., Class A		8,695	166,857
Media General, Inc.	*†	9,067	118,868
Meredith Corp.		6,486	277,601
Morningstar, Inc.		3,829	259,989
National CineMedia, Inc.		10,391	150,773
New Media Investment Group, Inc.		4,832	80,356
New York Times Co. (The), Class A		24,566	275,631
Nexstar Broadcasting Group, Inc., Class A	†	5,657	228,656
Radio One, Inc., Class D	*†	4,000	12,720
Radio Unica Communications Corp.	*‡d	1,900	—
ReachLocal, Inc.	*†	2,912	10,512
Reading International, Inc., Class A	*	2,976	24,998
Regal Entertainment Group, Class A	†	15,242	303,011
Rentrak Corp.	*	2,166	131,996
Saga Communications, Inc., Class A		1,196	40,162
Salem Communications Corp., Class A		3,266	24,854
Scholastic Corp.		4,805	155,298
SFX Entertainment, Inc.	*†	7,447	37,384
Sinclair Broadcast Group, Inc., Class A	†	12,521	326,673
Sizmek, Inc.	*	5,674	43,917
Starz, Class A	*	17,046	563,882
Time, Inc.	*	20,927	490,320
Townsquare Media, Inc.	*	1,462	17,573
World Wrestling Entertainment, Inc., Class A	†	4,743	65,311

			13,713,168

Metals & Mining—1.4%
AK Steel Holding Corp.	*	23,237	186,128
Allegheny Technologies, Inc.		19,416	720,334

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Allied Nevada Gold Corp.	*†	17,040	$56,402
AM Castle & Co.	*	3,161	26,995
Ampco-Pittsburgh Corp.		986	19,720
Carpenter Technology Corp.		9,387	423,823
Century Aluminum Co.	*	9,652	250,662
Cliffs Natural Resources, Inc.	†	27,203	282,367
Coeur Mining, Inc.	*	19,056	94,518
Commercial Metals Co.		22,078	376,871
Compass Minerals International, Inc.		6,047	509,641
Globe Specialty Metals, Inc.		11,203	203,783
Gold Resource Corp.		6,352	32,522
Handy & Harman Ltd.	*	1,465	38,471
Haynes International, Inc.		2,542	116,907
Hecla Mining Co.		57,230	141,930
Horsehead Holding Corp.	*	8,467	139,960
Kaiser Aluminum Corp.		3,267	249,011
Materion Corp.		3,982	122,128
Molycorp, Inc.	*†	29,774	35,431
Noranda Aluminum Holding Corp.		14,410	65,133
Olympic Steel, Inc.		1,772	36,450
Reliance Steel & Aluminum Co.		14,182	970,049
Royal Gold, Inc.		11,742	762,525
RTI International Metals, Inc.	*	6,083	150,007
Ryerson Holding Corp.	*	1,802	23,066
Schnitzer Steel Industries, Inc., Class A		4,380	105,339
Steel Dynamics, Inc.		43,294	978,877
Stillwater Mining Co.	*	21,089	316,968
SunCoke Energy, Inc.	*	13,564	304,512
Tahoe Resources, Inc.	*	15,705	318,812
TimkenSteel Corp.		7,314	340,028
United States Steel Corp.		26,042	1,020,065
Universal Stainless & Alloy Products, Inc.	*	947	24,963
US Silica Holdings, Inc.		10,120	632,601
Walter Energy, Inc.	†	10,993	25,724
Worthington Industries, Inc.		9,711	361,443

			10,464,166

Multiline Retail—0.3%
Big Lots, Inc.		10,482	451,250
Bon-Ton Stores, Inc. (The)	†	2,140	17,891
Burlington Stores, Inc.	*	4,870	194,118
Dillard’s, Inc., Class A		4,606	501,962
Fred’s, Inc., Class A		7,550	105,700
J.C. Penney Co., Inc.	*†	57,530	577,601
Sears Holdings Corp.	*†	5,086	128,320
Tuesday Morning Corp.	*†	8,867	172,064

			2,148,906

Multi-Utilities—1.1%
Alliant Energy Corp.		20,041	1,110,472
Avista Corp.		11,016	336,318
Black Hills Corp.		7,951	380,694
CMS Energy Corp.		49,878	1,479,381
Integrys Energy Group, Inc.		14,345	929,843
MDU Resources Group, Inc.		34,755	966,537
NorthWestern Corp.		7,207	326,910
SCANA Corp.		26,243	1,301,915
TECO Energy, Inc.		43,681	759,176
Vectren Corp.		14,819	591,278

			8,182,524

Oil, Gas & Consumable Fuels—3.4%
Abraxas Petroleum Corp.	*	16,099	85,003
Adams Resources & Energy, Inc.		479	21,215
Alon USA Energy, Inc.		3,922	56,320

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Alpha Natural Resources, Inc.	*†	42,685	$105,859
American Eagle Energy Corp.	*†	4,896	19,927
Amyris, Inc.	*†	6,091	23,085
Apco Oil and Gas International, Inc.	*	2,488	32,070
Approach Resources, Inc.	*†	6,656	96,512
Arch Coal, Inc.	†	37,708	79,941
Ardmore Shipping Corp. (Ireland)		2,905	31,665
Athlon Energy, Inc.	*	9,793	570,246
Bill Barrett Corp.	*	9,354	206,162
Bonanza Creek Energy, Inc.	*	6,309	358,982
BPZ Resources, Inc.	*†	27,149	51,855
Callon Petroleum Co.	*	8,345	73,519
Carrizo Oil & Gas, Inc.	*	8,354	449,612
Clayton Williams Energy, Inc.	*	1,014	97,800
Clean Energy Fuels Corp.	*†	11,637	90,769
Cloud Peak Energy, Inc.	*	11,802	148,941
Comstock Resources, Inc.		8,808	164,005
Contango Oil & Gas Co.	*	3,036	100,917
CVR Energy, Inc.	†	2,695	120,547
Delek US Holdings, Inc.		10,249	339,447
Denbury Resources, Inc.		65,379	982,646
DHT Holdings, Inc. (Bermuda)		11,175	68,838
Diamondback Energy, Inc.	*	7,887	589,790
Dorian LPG Ltd.	*	1,178	20,992
Eclipse Resources Corp.	*	4,964	82,502
Emerald Oil, Inc.	*†	9,095	55,934
Energen Corp.		13,272	958,769
Energy XXI Bermuda Ltd. (Bermuda)	†	16,321	185,243
EP Energy Corp., Class A	*†	6,635	115,980
Evolution Petroleum Corp.		6,187	56,797
EXCO Resources, Inc.	†	31,828	106,306
Forest Oil Corp.	*†	19,596	22,927
Frontline Ltd. (Bermuda)	*†	8,754	11,030
FX Energy, Inc.	*†	10,537	32,032
GasLog Ltd. (Monaco)		7,396	162,786
Gastar Exploration, Inc.	*†	9,755	57,262
Golar LNG Ltd. (Bermuda)		9,558	634,651
Goodrich Petroleum Corp.	*†	6,111	90,565
Green Plains, Inc.		6,440	240,792
Gulfport Energy Corp.	*	15,328	818,515
Halcon Resources Corp.	*†	45,027	178,307
Hallador Energy Co.		3,197	37,852
Harvest Natural Resources, Inc.	*	6,776	24,868
Isramco, Inc.	*†	156	19,057
Jones Energy, Inc., Class A	*	1,795	33,710
Kodiak Oil & Gas Corp.	*	47,799	648,632
Kosmos Energy Ltd. (Bermuda)	*	19,857	197,776
Laredo Petroleum, Inc.	*	14,988	335,881
Magnum Hunter Resources Corp.	*	33,259	185,253
Matador Resources Co.	*	12,970	335,274
Memorial Resource Development Corp.	*	8,238	223,332
Midstates Petroleum Co., Inc.	*†	5,381	27,174
Miller Energy Resources, Inc.	*†	4,833	21,265
Navios Maritime Acquisition Corp. (Greece)		13,236	35,870
Newfield Exploration Co.	*	25,358	940,021
Nordic American Offshore Ltd. (Norway)		2,988	52,649
Nordic American Tankers Ltd. (Norway)	†	15,457	122,883
Northern Oil and Gas, Inc.	*†	12,515	177,963
Oasis Petroleum, Inc.	*	18,156	759,102
Pacific Ethanol, Inc.	*†	3,263	45,551
Panhandle Oil and Gas, Inc., Class A		1,708	101,968
Parsley Energy, Inc., Class A	*†	8,050	171,706

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
PBF Energy, Inc., Class A		13,296	$319,104
PDC Energy, Inc.	*	6,343	318,989
Peabody Energy Corp.	†	48,924	605,679
Penn Virginia Corp.	*	11,487	146,000
PetroQuest Energy, Inc.	*	14,743	82,856
QEP Resources, Inc.		32,557	1,002,104
Quicksilver Resources, Inc.	*†	22,131	13,341
Renewable Energy Group, Inc.	*	5,827	59,144
Resolute Energy Corp.	*†	16,674	104,546
REX American Resources Corp.	*	1,034	75,358
Rex Energy Corp.	*	9,028	114,385
Rice Energy, Inc.	*	9,450	251,370
Ring Energy, Inc.	*	2,998	44,191
Rosetta Resources, Inc.	*	11,412	508,519
RSP Permian, Inc.	*	4,334	110,777
Sanchez Energy Corp.	*†	9,850	258,661
SandRidge Energy, Inc.	*†	88,853	381,179
Scorpio Tankers, Inc. (Monaco)		34,877	289,828
SemGroup Corp., Class A		7,738	644,343
Ship Finance International Ltd. (Norway)	†	10,743	181,772
SM Energy Co.		12,019	937,482
Solazyme, Inc.	*†	13,219	98,614
Stone Energy Corp.	*	10,803	338,782
Swift Energy Co.	*†	7,371	70,762
Synergy Resources Corp.	*	10,554	128,653
Targa Resources Corp.		7,034	957,820
Teekay Corp. (Bermuda)		8,007	531,345
Teekay Tankers Ltd., Class A (Bermuda)		9,900	36,927
TransAtlantic Petroleum Ltd.	*†	3,643	32,751
Triangle Petroleum Corp.	*†	15,408	169,642
Ultra Petroleum Corp.	*†	28,003	651,350
VAALCO Energy, Inc.	*	12,065	102,552
Vertex Energy, Inc.	*†	2,000	13,920
W&T Offshore, Inc.		5,802	63,822
Warren Resources, Inc.	*	17,522	92,867
Western Refining, Inc.		10,072	422,923
Westmoreland Coal Co.	*	3,181	119,001
World Fuel Services Corp.		13,211	527,383
WPX Energy, Inc.	*	36,900	887,814

			24,991,406

Paper & Forest Products—0.4%
Boise Cascade Co.	*	6,570	198,020
Clearwater Paper Corp.	*	3,863	232,205
Deltic Timber Corp.		1,869	116,476
Domtar Corp. (Canada)		11,880	417,344
KapStone Paper and Packaging Corp.	*	15,462	432,472
Louisiana-Pacific Corp.	*	25,478	346,246
Neenah Paper, Inc.		2,742	146,642
P.H. Glatfelter Co.		8,163	179,178
Resolute Forest Products, Inc. (Canada)	*	13,110	205,040
Schweitzer-Mauduit International, Inc.		5,613	231,873
Wausau Paper Corp.		7,822	62,029

			2,567,525

Personal Products—0.4%
Avon Products, Inc.		80,700	1,016,820
Coty, Inc., Class A		13,878	229,681
Elizabeth Arden, Inc.	*	4,409	73,807
Female Health Co. (The)	†	5,170	18,043
Herbalife Ltd.	†	14,670	641,813
IGI Laboratories, Inc.	*	4,628	43,133
Inter Parfums, Inc.		2,745	75,487
Medifast, Inc.	*	2,861	93,927

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Nature’s Sunshine Products, Inc.		1,727	$25,611
Nu Skin Enterprises, Inc., Class A		10,792	485,964
Nutraceutical International Corp.	*	1,355	28,333
Revlon, Inc., Class A	*	1,782	56,472
Synutra International, Inc.	*†	2,931	13,277
USANA Health Sciences, Inc.	*†	1,221	89,939

			2,892,307

Pharmaceuticals—1.5%
AcelRx Pharmaceuticals, Inc.	*†	5,622	30,865
Achaogen, Inc.	*	1,150	10,304
Aerie Pharmaceuticals, Inc.	*	1,295	26,793
Akorn, Inc.	*	11,054	400,929
Alimera Sciences, Inc.	*†	2,748	14,894
Amphastar Pharmaceuticals, Inc.	*	1,513	17,626
Ampio Pharmaceuticals, Inc.	*†	7,534	26,595
ANI Pharmaceuticals, Inc.	*	1,107	31,306
Aratana Therapeutics, Inc.	*	4,040	40,562
Auxilium Pharmaceuticals, Inc.	*†	9,100	271,635
AVANIR Pharmaceuticals, Inc.	*	28,713	342,259
BioDelivery Sciences International, Inc.	*	9,018	154,118
Bio-Path Holdings, Inc.	*†	11,813	23,744
Catalent, Inc.	*	8,006	200,390
Cempra, Inc.	*†	4,933	54,066
Corcept Therapeutics, Inc.	*†	9,895	26,519
Depomed, Inc.	*	11,672	177,298
Egalet Corp.	*	648	3,694
Endocyte, Inc.	*†	5,585	33,957
Horizon Pharma plc	*†	10,579	129,910
Impax Laboratories, Inc.	*	12,102	286,938
Intersect ENT, Inc.	*	960	14,880
Intra-Cellular Therapies, Inc.	*†	2,752	37,730
Jazz Pharmaceuticals plc	*	10,974	1,761,985
Lannett Co., Inc.	*	4,522	206,565
Mallinckrodt plc	*	20,937	1,887,470
Medicines Co. (The)	*	12,102	270,117
Nektar Therapeutics	*	21,871	263,983
Omeros Corp.	*†	8,291	105,461
Pacira Pharmaceuticals, Inc.	*	6,697	649,073
Pain Therapeutics, Inc.	*†	6,124	23,945
Pernix Therapeutics Holdings, Inc.	*	9,241	70,971
Phibro Animal Health Corp., Class A		2,360	52,888
POZEN, Inc.	*	5,088	37,346
Prestige Brands Holdings, Inc.	*	9,444	305,702
Relypsa, Inc.	*	2,823	59,537
Repros Therapeutics, Inc.	*†	4,662	46,154
Revance Therapeutics, Inc.	*	1,284	24,820
Sagent Pharmaceuticals, Inc.	*	4,122	128,194
Salix Pharmaceuticals Ltd.	*	11,708	1,829,258
SciClone Pharmaceuticals, Inc.	*	10,639	73,303
Sucampo Pharmaceuticals, Inc., Class A	*†	1,783	11,589
Supernus Pharmaceuticals, Inc.	*†	8,355	72,605
Tetraphase Pharmaceuticals, Inc.	*	3,738	74,573
TherapeuticsMD, Inc.	*†	18,397	85,362
Theravance Biopharma, Inc. (Cayman Islands)	*†	3,979	91,716
Theravance, Inc.	†	15,893	271,611
VIVUS, Inc.	*†	18,805	72,587
XenoPort, Inc.	*†	8,506	45,762
Zogenix, Inc.	*†	22,351	25,704
ZS Pharma, Inc.	*	1,120	43,938

			10,949,231

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Professional Services—1.3%
Acacia Research Corp.	†	8,726	$135,079
Advisory Board Co. (The)	*	6,712	312,712
Barrett Business Services, Inc.		1,514	59,788
CBIZ, Inc.	*	10,592	83,359
CDI Corp.		2,129	30,913
Corporate Executive Board Co. (The)		6,047	363,243
Corporate Resource Services, Inc.	*	2,873	4,310
CRA International, Inc.	*	1,427	36,289
Dun & Bradstreet Corp. (The)		6,651	781,293
Equifax, Inc.		22,543	1,684,864
Exponent, Inc.		2,633	186,627
Franklin Covey Co.	*	3,341	65,450
FTI Consulting, Inc.	*	7,311	255,593
GP Strategies Corp.	*†	2,402	68,985
Heidrick & Struggles International, Inc.		3,000	61,620
Hill International, Inc.	*	4,200	16,800
Huron Consulting Group, Inc.	*	4,091	249,428
ICF International, Inc.	*	3,982	122,606
Insperity, Inc.		3,965	108,403
Kelly Services, Inc., Class A		4,508	70,640
Kforce, Inc.		4,412	86,343
Korn/Ferry International	*	8,532	212,447
Manpowergroup, Inc.		14,286	1,001,449
Mistras Group, Inc.	*	3,345	68,238
Navigant Consulting, Inc.	*	10,052	139,823
On Assignment, Inc.	*	9,553	256,498
Paylocity Holding Corp.	*†	1,348	26,488
Pendrell Corp.	*	26,471	35,471
Resources Connection, Inc.		6,845	95,419
Robert Half International, Inc.		25,503	1,249,647
RPX Corp.	*	9,075	124,600
Towers Watson & Co., Class A		11,794	1,173,503
TriNet Group, Inc.	*	2,531	65,173
TrueBlue, Inc.	*	7,816	197,432
VSE Corp.		653	32,010
WageWorks, Inc.	*	6,123	278,780

			9,741,323

Real Estate Investment Trusts (REITs)—8.0%
Acadia Realty Trust REIT		10,332	284,957
AG Mortgage Investment Trust, Inc. REIT		4,573	81,399
Agree Realty Corp. REIT		2,737	74,939
Alexander’s, Inc. REIT		383	143,208
Alexandria Real Estate Equities, Inc. REIT		12,968	956,390
Altisource Residential Corp. REIT (Virgin Islands, U.S.)		10,276	246,624
American Assets Trust, Inc. REIT		6,527	215,195
American Campus Communities, Inc. REIT		18,821	686,025
American Capital Mortgage Investment Corp. REIT		9,452	177,887
American Homes 4 Rent, Class A REIT		26,566	448,700
American Realty Capital Healthcare Trust, Inc. REIT		32,631	341,973
American Residential Properties, Inc. REIT	*	5,398	98,999
AmREIT, Inc. REIT		4,135	94,981
Anworth Mortgage Asset Corp. REIT		27,380	131,150
Apartment Investment & Management Co., Class A REIT		26,426	840,875
Apollo Commercial Real Estate Finance, Inc. REIT		9,538	149,842
Apollo Residential Mortgage, Inc. REIT		5,862	90,451

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ares Commercial Real Estate Corp. REIT		4,696	$54,896
Armada Hoffler Properties, Inc. REIT		3,047	27,667
ARMOUR Residential REIT, Inc. REIT		66,344	255,424
Ashford Hospitality Prime, Inc. REIT		4,345	66,174
Ashford Hospitality Trust, Inc. REIT		14,414	147,311
Associated Estates Realty Corp. REIT		11,260	197,163
Aviv REIT, Inc. REIT		3,350	88,272
BioMed Realty Trust, Inc. REIT		34,285	692,557
Brandywine Realty Trust REIT		29,584	416,247
Brixmor Property Group, Inc. REIT		8,181	182,109
Camden Property Trust REIT		15,592	1,068,520
Campus Crest Communities, Inc. REIT		10,695	68,448
Capstead Mortgage Corp. REIT	†	17,141	209,806
CareTrust REIT, Inc. REIT	*	3,393	48,520
CatchMark Timber Trust, Inc., Class A REIT		5,604	61,420
CBL & Associates Properties, Inc. REIT		31,416	562,346
Cedar Realty Trust, Inc. REIT		13,395	79,031
Chambers Street Properties REIT		41,610	313,323
Chatham Lodging Trust REIT		4,254	98,182
Chesapeake Lodging Trust REIT		8,489	247,454
Chimera Investment Corp. REIT		184,876	562,023
Colony Financial, Inc. REIT		20,453	457,738
Columbia Property Trust, Inc. REIT		23,552	562,186
CoreSite Realty Corp. REIT		3,409	112,054
Corporate Office Properties Trust REIT		16,231	417,461
Corrections Corp. of America REIT		20,799	714,654
Cousins Properties, Inc. REIT		39,194	468,368
CubeSmart REIT		25,938	466,365
CyrusOne, Inc. REIT		5,326	128,037
CYS Investments, Inc. REIT		31,116	256,396
DCT Industrial Trust, Inc. REIT		62,428	468,834
DDR Corp. REIT		54,771	916,319
DiamondRock Hospitality Co. REIT		34,898	442,507
Douglas Emmett, Inc. REIT		25,769	661,490
Duke Realty Corp. REIT		59,512	1,022,416
DuPont Fabros Technology, Inc. REIT		11,161	301,793
Dynex Capital, Inc. REIT		9,171	74,102
EastGroup Properties, Inc. REIT		5,650	342,334
Education Realty Trust, Inc. REIT		27,199	279,606
Empire State Realty Trust, Inc., Class A REIT		16,194	243,234
EPR Properties REIT		9,704	491,799
Equity Commonwealth REIT		24,228	622,902
Equity Lifestyle Properties, Inc. REIT		14,934	632,604
Equity One, Inc. REIT		10,911	236,005
Excel Trust, Inc. REIT		12,589	148,173
Extra Space Storage, Inc. REIT		21,536	1,110,612
Federal Realty Investment Trust REIT		12,445	1,474,235
FelCor Lodging Trust, Inc. REIT		23,021	215,477
First Industrial Realty Trust, Inc. REIT		20,382	344,660
First Potomac Realty Trust REIT		11,442	134,443
Franklin Street Properties Corp. REIT		16,006	179,587
Gaming and Leisure Properties, Inc. REIT		15,341	474,037
Geo Group, Inc. (The) REIT		13,484	515,358
Getty Realty Corp. REIT		4,999	84,983
Gladstone Commercial Corp. REIT		4,657	79,122
Glimcher Realty Trust REIT		25,248	341,858
Government Properties Income Trust REIT		13,244	290,176
Gramercy Property Trust, Inc. REIT	†	20,083	115,678
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT		5,763	79,645

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hatteras Financial Corp. REIT		17,686	$317,641
Healthcare Realty Trust, Inc. REIT		18,090	428,371
Healthcare Trust of America, Inc., Class A REIT		44,864	520,422
Hersha Hospitality Trust REIT		37,283	237,493
Highwoods Properties, Inc. REIT		16,189	629,752
Home Properties, Inc. REIT		10,439	607,967
Hospitality Properties Trust REIT		26,883	721,809
Hudson Pacific Properties, Inc. REIT		9,712	239,498
Inland Real Estate Corp. REIT		16,167	160,215
Invesco Mortgage Capital, Inc. REIT		22,557	354,596
Investors Real Estate Trust REIT		18,364	141,403
iStar Financial, Inc. REIT	*	16,514	222,939
Kilroy Realty Corp. REIT		15,321	910,680
Kite Realty Group Trust REIT		5,903	143,089
LaSalle Hotel Properties REIT		18,697	640,185
Lexington Realty Trust REIT		36,506	357,394
Liberty Property Trust REIT		27,516	915,182
LTC Properties, Inc. REIT		6,423	236,944
Mack-Cali Realty Corp. REIT		16,724	319,596
Medical Properties Trust, Inc. REIT		30,549	374,531
MFA Financial, Inc. REIT		65,517	509,722
Mid-America Apartment Communities, Inc. REIT		13,795	905,642
Monmouth Real Estate Investment Corp. REIT	†	11,938	120,813
National Health Investors, Inc. REIT		5,858	334,726
National Retail Properties, Inc. REIT		23,010	795,456
New Residential Investment Corp. REIT		54,448	317,432
New York Mortgage Trust, Inc. REIT	†	15,834	114,480
New York REIT, Inc. REIT	†	33,954	349,047
NorthStar Realty Finance Corp. REIT		35,555	628,257
Omega Healthcare Investors, Inc. REIT	†	23,520	804,149
One Liberty Properties, Inc. REIT		1,927	38,983
Owens Realty Mortgage, Inc. REIT	†	1,733	24,695
Parkway Properties, Inc. REIT		12,535	235,407
Pebblebrook Hotel Trust REIT		12,156	453,905
Pennsylvania Real Estate Investment Trust REIT		13,304	265,282
PennyMac Mortgage Investment Trust REIT		13,445	288,126
Physicians Realty Trust REIT		5,794	79,494
Piedmont Office Realty Trust, Inc., Class A REIT		28,776	507,609
Post Properties, Inc. REIT		9,776	501,900
Potlatch Corp. REIT		7,237	291,000
PS Business Parks, Inc. REIT		3,550	270,297
QTS Realty Trust, Inc., Class A REIT		2,361	71,656
RAIT Financial Trust REIT	†	13,669	101,561
Ramco-Gershenson Properties Trust REIT		11,486	186,647
Rayonier, Inc. REIT		22,897	713,013
Redwood Trust, Inc. REIT		14,817	245,666
Regency Centers Corp. REIT		16,611	894,170
Resource Capital Corp. REIT		25,000	121,750
Retail Opportunity Investments Corp. REIT		17,655	259,528
Retail Properties of America, Inc., Class A REIT		44,414	649,777
Rexford Industrial Realty, Inc. REIT		7,687	106,388
RLJ Lodging Trust REIT		23,764	676,561
Rouse Properties, Inc. REIT	†	6,437	104,086
Ryman Hospitality Properties, Inc. REIT	†	8,002	378,495
Sabra Health Care REIT, Inc. REIT		8,455	205,626

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Saul Centers, Inc. REIT		1,580	$73,849
Select Income REIT REIT		6,360	152,958
Senior Housing Properties Trust REIT		38,027	795,525
Silver Bay Realty Trust Corp. REIT		6,492	105,235
Sovran Self Storage, Inc. REIT		5,793	430,767
Spirit Realty Capital, Inc. REIT		72,193	791,957
STAG Industrial, Inc. REIT		10,256	212,402
Starwood Property Trust, Inc. REIT		40,137	881,409
Starwood Waypoint Residential Trust REIT		7,249	188,546
Strategic Hotels & Resorts, Inc. REIT	*	46,735	544,463
Summit Hotel Properties, Inc. REIT		17,304	186,537
Sun Communities, Inc. REIT		7,842	396,021
Sunstone Hotel Investors, Inc. REIT		38,811	536,368
Tanger Factory Outlet Centers, Inc. REIT		17,012	556,633
Taubman Centers, Inc. REIT		11,557	843,661
Terreno Realty Corp. REIT		5,103	96,089
Trade Street Residential, Inc. REIT	†	3,200	22,848
Two Harbors Investment Corp. REIT		65,526	633,636
UMH Properties, Inc. REIT		3,071	29,174
Universal Health Realty Income Trust REIT		2,317	96,573
Urstadt Biddle Properties, Inc., Class A REIT		4,932	100,120
Washington Prime Group, Inc. REIT		29,335	512,776
Washington Real Estate Investment Trust REIT		12,190	309,382
Weingarten Realty Investors REIT		22,003	693,094
Western Asset Mortgage Capital Corp. REIT	†	6,991	103,327
Whitestone REIT REIT		5,035	70,188
WP Carey, Inc. REIT		18,429	1,175,217

			57,987,544

Real Estate Management & Development—0.7%
Alexander & Baldwin, Inc.		8,598	309,270
Altisource Asset Management Corp. (Virgin Islands, U.S.)	*	227	153,227
Altisource Portfolio Solutions SA (Luxembourg)	*†	2,870	289,296
AV Homes, Inc.	*	1,495	21,902
Consolidated-Tomoka Land Co.		1,195	58,639
Forest City Enterprises, Inc., Class A	*	30,967	605,714
Forestar Group, Inc.	*	6,325	112,079
Howard Hughes Corp. (The)	*	7,258	1,088,700
Jones Lang LaSalle, Inc.		8,002	1,010,973
Kennedy-Wilson Holdings, Inc.		12,702	304,340
RE/MAX Holdings, Inc., Class A		1,946	57,854
Realogy Holdings Corp.	*	27,163	1,010,463
St. Joe Co. (The)	*	11,647	232,125
Tejon Ranch Co.	*	2,591	72,652

			5,327,234

Road & Rail—1.0%
AMERCO		1,307	342,290
ArcBest Corp.		4,426	165,090
Avis Budget Group, Inc.	*	19,536	1,072,331
Celadon Group, Inc.		4,371	85,016
Con-way, Inc.		10,630	504,925
Genesee & Wyoming, Inc., Class A	*	9,708	925,269
Heartland Express, Inc.		10,722	256,899
Knight Transportation, Inc.		10,752	294,497
Landstar System, Inc.		8,364	603,797
Marten Transport Ltd.		3,709	66,057

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Old Dominion Freight Line, Inc.	*	11,411	$806,073
PAM Transportation Services, Inc.	*†	530	19,213
Patriot Transportation Holding, Inc.	*†	1,038	35,209
Quality Distribution, Inc.	*	4,707	60,155
Roadrunner Transportation Systems, Inc.	*	4,782	108,982
Ryder System, Inc.		9,570	861,013
Saia, Inc.	*	4,169	206,616
Swift Transportation Co.	*	15,398	323,050
Universal Truckload Services, Inc.		1,615	39,164
USA Truck, Inc.	*	1,050	18,407
Werner Enterprises, Inc.		8,408	211,882
YRC Worldwide, Inc.	*	4,925	100,076

			7,106,011

Semiconductors & Semiconductor Equipment—2.6%
Advanced Energy Industries, Inc.	*	7,214	135,551
Advanced Micro Devices, Inc.	*†	109,329	372,812
Alpha & Omega Semiconductor Ltd.	*	2,749	25,841
Ambarella, Inc.	*†	4,941	215,773
Amkor Technology, Inc.	*	17,448	146,738
Applied Micro Circuits Corp.	*	14,794	103,558
Atmel Corp.	*	77,240	624,099
Audience, Inc.	*	1,525	11,285
Axcelis Technologies, Inc.	*	20,883	41,557
Brooks Automation, Inc.		11,493	120,791
Cabot Microelectronics Corp.	*	4,276	177,240
Cascade Microtech, Inc.	*	2,057	20,837
Cavium, Inc.	*	9,995	497,051
CEVA, Inc.	*	3,801	51,085
Cirrus Logic, Inc.	*	11,941	248,970
Cohu, Inc.		4,103	49,113
Cree, Inc.	*	22,700	929,565
Cypress Semiconductor Corp.	*	28,584	282,267
Diodes, Inc.	*	6,143	146,941
DSP Group, Inc.	*	4,251	37,706
Entegris, Inc.	*	25,104	288,696
Entropic Communications, Inc.	*	14,187	37,737
Exar Corp.	*	7,230	64,708
Fairchild Semiconductor International, Inc.	*	22,593	350,869
First Solar, Inc.	*	13,656	898,701
FormFactor, Inc.	*	11,437	82,003
Freescale Semiconductor Ltd.	*†	20,117	392,885
GT Advanced Technologies, Inc.	*†	24,123	261,252
Inphi Corp.	*	7,441	107,002
Integrated Device Technology, Inc.	*	24,178	385,639
Integrated Silicon Solution, Inc.		4,746	65,210
International Rectifier Corp.	*	12,910	506,588
Intersil Corp., Class A		24,427	347,108
IXYS Corp.		5,795	60,848
Kopin Corp.	*	10,484	35,646
Lattice Semiconductor Corp.	*	22,371	167,783
M/A-COM Technology Solutions Holdings, Inc.	*	1,263	27,584
MaxLinear, Inc., Class A	*	7,729	53,176
Micrel, Inc.		9,918	119,314
Microsemi Corp.	*	17,114	434,867
MKS Instruments, Inc.		9,243	308,531
Monolithic Power Systems, Inc.		7,140	314,517
Nanometrics, Inc.	*	3,660	55,266
NVE Corp.	*	771	49,760
OmniVision Technologies, Inc.	*	9,688	256,344
ON Semiconductor Corp.	*	80,877	723,040
PDF Solutions, Inc.	*	4,882	61,562

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Peregrine Semiconductor Corp.	*	4,359	$53,921
Pericom Semiconductor Corp.	*	5,204	50,687
Photronics, Inc.	*	11,167	89,894
PMC-Sierra, Inc.	*	31,707	236,534
Power Integrations, Inc.		5,526	297,907
QuickLogic Corp.	*†	8,878	26,545
Rambus, Inc.	*	19,622	244,883
RF Micro Devices, Inc.	*	51,143	590,190
Rubicon Technology, Inc.	*†	5,126	21,786
Rudolph Technologies, Inc.	*	5,424	49,087
Semtech Corp.	*	12,745	346,027
Silicon Image, Inc.	*	13,062	65,832
Silicon Laboratories, Inc.	*	7,587	308,336
Skyworks Solutions, Inc.		34,992	2,031,286
Spansion, Inc., Class A	*	10,652	242,759
SunEdison, Inc.	*	48,304	911,980
SunPower Corp.	*†	8,859	300,143
Synaptics, Inc.	*	6,375	466,650
Teradyne, Inc.		35,663	691,506
Tessera Technologies, Inc.		9,124	242,516
TriQuint Semiconductor, Inc.	*	32,261	615,217
Ultra Clean Holdings, Inc.	*	7,969	71,323
Ultratech, Inc.	*	4,638	105,515
Veeco Instruments, Inc.	*	6,762	236,332
Vitesse Semiconductor Corp.	*	7,754	27,914
Xcerra Corp.	*	8,847	86,612

			19,106,798

Software—3.9%
A10 Networks, Inc.	*†	2,048	18,657
ACI Worldwide, Inc.	*	20,577	386,025
Actuate Corp.	*	9,173	35,775
Advent Software, Inc.		8,893	280,663
American Software, Inc., Class A		3,570	31,487
ANSYS, Inc.	*	16,856	1,275,494
Aspen Technology, Inc.	*	16,834	634,978
AVG Technologies NV (Netherlands)	*	5,989	99,298
Barracuda Networks, Inc.	*	698	17,904
Blackbaud, Inc.		8,708	342,137
Bottomline Technologies de, Inc.	*	7,299	201,379
BroadSoft, Inc.	*	4,735	99,624
Cadence Design Systems, Inc.	*	53,965	928,738
Callidus Software, Inc.	*	7,373	88,623
Cinedigm Corp., Class A	*†	12,318	19,093
CommVault Systems, Inc.	*	8,682	437,573
Compuware Corp.		40,292	427,498
Comverse, Inc.	*	3,789	84,608
Concur Technologies, Inc.	*†	8,900	1,128,698
Covisint Corp.	*†	1,233	5,117
Cyan, Inc.	*†	1,292	4,031
Digimarc Corp.		993	20,565
Ebix, Inc.	†	6,537	92,695
Ellie Mae, Inc.	*	5,388	175,649
EnerNOC, Inc.	*	4,402	74,658
Epiq Systems, Inc.		6,758	118,670
ePlus, Inc.	*	1,395	78,190
FactSet Research Systems, Inc.	†	7,628	927,031
Fair Isaac Corp.		6,197	341,455
FireEye, Inc.	*†	16,338	499,289
FleetMatics Group plc (Ireland)	*	6,374	194,407
Fortinet, Inc.	*	25,484	643,853
Gigamon, Inc.	*†	4,019	42,079
Globant SA (Luxembourg)	*	1,102	15,505
Glu Mobile, Inc.	*†	15,011	77,607

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Guidance Software, Inc.	*†	2,669	$17,962
Guidewire Software, Inc.	*	12,838	569,237
Imperva, Inc.	*†	3,842	110,381
Infoblox, Inc.	*	9,035	133,266
Informatica Corp.	*	19,525	668,536
Interactive Intelligence Group, Inc.	*	3,089	129,120
Jive Software, Inc.	*	6,532	38,082
Kofax Ltd.	*†	11,944	92,447
Manhattan Associates, Inc.	*	13,673	456,952
Mavenir Systems, Inc.	*	940	11,806
Mentor Graphics Corp.		17,566	360,015
MicroStrategy, Inc., Class A	*	1,565	204,765
MobileIron, Inc.	*	2,020	22,503
Model N, Inc.	*	6,264	61,763
Monotype Imaging Holdings, Inc.		7,430	210,418
NetScout Systems, Inc.	*	6,836	313,089
NetSuite, Inc.	*	7,812	699,486
Nuance Communications, Inc.	*	47,109	726,185
Park City Group, Inc.	*†	1,600	15,776
Paycom Software, Inc.	*	1,100	18,216
Pegasystems, Inc.		5,938	113,475
Progress Software Corp.	*	9,932	237,474
Proofpoint, Inc.	*	6,418	238,365
PROS Holdings, Inc.	*	3,855	97,146
PTC, Inc.	*	21,641	798,553
QAD, Inc., Class A		986	18,359
Qlik Technologies, Inc.	*	17,061	461,329
Qualys, Inc.	*	3,457	91,956
Rally Software Development Corp.	*†	4,111	49,373
RealPage, Inc.	*	10,617	164,563
Rosetta Stone, Inc.	*	2,755	22,178
Rovi Corp.	*	17,493	345,399
Rubicon Project, Inc. (The)	*	1,350	15,836
Sapiens International Corp. NV (Israel)	*	3,979	29,445
SeaChange International, Inc.	*	5,522	38,433
ServiceNow, Inc.	*	26,659	1,567,016
Silver Spring Networks, Inc.	*†	5,731	55,304
SolarWinds, Inc.	*	12,044	506,450
Solera Holdings, Inc.		12,396	698,639
Splunk, Inc.	*	22,047	1,220,522
SS&C Technologies Holdings, Inc.	*	12,033	528,128
Synchronoss Technologies, Inc.	*	6,172	282,554
Synopsys, Inc.	*	28,728	1,140,358
Tableau Software, Inc., Class A	*	7,273	528,383
Take-Two Interactive Software, Inc.	*	17,446	402,479
Tangoe, Inc.	*	6,522	88,373
TeleCommunication Systems, Inc., Class A	*	7,640	21,316
TeleNav, Inc.	*	4,267	28,589
TIBCO Software, Inc.	*	29,526	697,699
TiVo, Inc.	*	20,786	265,957
TubeMogul, Inc.	*	578	6,647
Tyler Technologies, Inc.	*	5,903	521,825
Ultimate Software Group, Inc. (The)	*	5,309	751,277
Varonis Systems, Inc.	*†	985	20,784
VASCO Data Security International, Inc.	*	4,225	79,346
Verint Systems, Inc.	*	11,301	628,449
VirnetX Holding Corp.	*†	7,740	46,440
Vringo, Inc.	*†	10,670	10,085
Zendesk, Inc.	*†	1,829	39,488
Zynga, Inc., Class A	*	127,584	344,477

			27,911,527

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Specialty Retail—3.4%
Aaron’s, Inc.		11,702	$284,593
Abercrombie & Fitch Co., Class A		13,404	487,101
Aeropostale, Inc.	*†	13,291	43,727
American Eagle Outfitters, Inc.	†	36,160	525,043
America’s Car-Mart, Inc.	*	1,569	62,117
ANN, Inc.	*	8,527	350,715
Asbury Automotive Group, Inc.	*	5,664	364,875
Ascena Retail Group, Inc.	*	24,015	319,399
AutoNation, Inc.	*	13,639	686,178
Barnes & Noble, Inc.	*	8,200	161,868
bebe stores, Inc.		8,935	20,729
Big 5 Sporting Goods Corp.		4,027	37,733
Brown Shoe Co., Inc.		8,500	230,605
Buckle, Inc. (The)	†	5,434	246,649
Build-A-Bear Workshop, Inc.	*	1,985	25,964
Cabela’s, Inc.	*†	9,438	555,898
Cato Corp. (The), Class A		4,713	162,410
Chico’s FAS, Inc.		27,602	407,682
Children’s Place, Inc. (The)		4,359	207,750
Christopher & Banks Corp.	*	5,820	57,560
Citi Trends, Inc.	*	3,282	72,532
Conn’s, Inc.	*†	4,892	148,081
Container Store Group, Inc.(The)	*†	2,409	52,444
CST Brands, Inc.		13,280	477,416
Destination Maternity Corp.		2,707	41,796
Destination XL Group, Inc.	*	8,855	41,796
Dick’s Sporting Goods, Inc.		17,338	760,791
DSW, Inc., Class A		13,331	401,396
Express, Inc.	*	16,183	252,617
Finish Line, Inc. (The), Class A		8,628	215,959
Five Below, Inc.	*†	10,388	411,469
Foot Locker, Inc.		27,007	1,502,940
Francesca’s Holdings Corp.	*†	8,927	124,353
GameStop Corp., Class A	†	20,643	850,492
Genesco, Inc.	*	4,586	342,803
GNC Holdings, Inc., Class A		16,762	649,360
Group 1 Automotive, Inc.		4,661	338,901
Guess?, Inc.		10,532	231,388
Haverty Furniture Cos., Inc.		3,359	73,193
hhgregg, Inc.	*†	2,033	12,828
Hibbett Sports, Inc.	*	4,967	211,743
Kirkland’s, Inc.	*	2,193	35,329
Lithia Motors, Inc., Class A		4,128	312,448
Lumber Liquidators Holdings, Inc.	*†	4,866	279,211
MarineMax, Inc.	*	5,242	88,328
Mattress Firm Holding Corp.	*†	2,796	167,928
Men’s Wearhouse, Inc. (The)		8,549	403,684
Michaels Cos., Inc./The	*	4,550	79,534
Monro Muffler Brake, Inc.		5,979	290,161
Murphy USA, Inc.	*	8,892	471,810
New York & Co., Inc.	*	3,724	11,284
Office Depot, Inc.	*	94,999	488,295
Outerwall, Inc.	*†	3,549	199,099
Pacific Sunwear of California, Inc.	*†	7,414	13,345
Penske Automotive Group, Inc.		7,830	317,820
Pep Boys-Manny, Moe & Jack (The)	*	10,379	92,477
PetSmart, Inc.		18,400	1,289,656
Pier 1 Imports, Inc.		16,713	198,718
Rent-A-Center, Inc.		9,393	285,078
Restoration Hardware Holdings, Inc.	*†	5,911	470,220
Sally Beauty Holdings, Inc.	*	29,138	797,507
Sears Hometown and Outlet Stores, Inc.	*†	3,457	53,583

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Select Comfort Corp.	*	10,963	$229,346
Shoe Carnival, Inc.		3,350	59,663
Signet Jewelers Ltd. (Bermuda)		14,860	1,692,703
Sonic Automotive, Inc., Class A		7,614	186,619
Sportsman’s Warehouse Holdings, Inc.	*	1,594	10,736
Stage Stores, Inc.		6,014	102,900
Stein Mart, Inc.		5,811	67,117
Systemax, Inc.	*	1,358	16,934
Tile Shop Holdings, Inc.	*†	4,808	44,474
Tilly’s, Inc., Class A	*	1,567	11,784
Ulta Salon Cosmetics & Fragrance, Inc.	*	11,778	1,391,806
Urban Outfitters, Inc.	*	19,453	713,925
Vitamin Shoppe, Inc.	*	5,873	260,702
West Marine, Inc.	*	3,373	30,357
Williams-Sonoma, Inc.		16,930	1,127,030
Winmark Corp.		356	26,166
Zumiez, Inc.	*	3,482	97,844

			24,868,515

Technology Hardware, Storage & Peripherals—0.7%
3D Systems Corp.	*†	20,467	949,055
Cray, Inc.	*	7,804	204,777
Diebold, Inc.		11,474	405,262
Dot Hill Systems Corp.	*†	9,656	36,500
Eastman Kodak Co.	*†	2,841	62,417
Electronics For Imaging, Inc.	*	8,854	391,081
Immersion Corp.	*	5,977	51,283
Intevac, Inc.	*	3,848	25,666
Lexmark International, Inc., Class A		11,222	476,935
NCR Corp.	*	30,407	1,015,898
Nimble Storage, Inc.	*†	1,724	44,772
QLogic Corp.	*	16,769	153,604
Quantum Corp.	*	33,664	39,050
Silicon Graphics International Corp.	*	6,293	58,084
Stratasys Ltd.	*	9,193	1,110,330
Super Micro Computer, Inc.	*	7,046	207,293
Violin Memory, Inc.	*†	13,217	64,367

			5,296,374

Textiles, Apparel & Luxury Goods—1.1%
Carter’s, Inc.		9,648	747,913
Columbia Sportswear Co.		5,092	182,192
Crocs, Inc.	*	15,828	199,116
Culp, Inc.		1,780	32,307
Deckers Outdoor Corp.	*	6,235	605,917
Fossil Group, Inc.	*	8,398	788,572
G-III Apparel Group Ltd.	*	3,733	309,316
Hanesbrands, Inc.		18,386	1,975,392
Iconix Brand Group, Inc.	*	8,774	324,112
Kate Spade & Co.	*	23,044	604,444
Movado Group, Inc.		2,952	97,593
Oxford Industries, Inc.		2,482	151,377
Perry Ellis International, Inc.	*	2,045	41,616
Quiksilver, Inc.	*	26,575	45,709
Sequential Brands Group, Inc.	*	2,717	33,963
Skechers U.S.A., Inc., Class A	*	7,438	396,520
Steven Madden Ltd.	*	10,610	341,960
Tumi Holdings, Inc.	*	8,914	181,400
Unifi, Inc.	*	3,223	83,476
Vera Bradley, Inc.	*	3,595	74,345
Vince Holding Corp.	*	1,928	58,341
Wolverine World Wide, Inc.	†	18,151	454,864

			7,730,445

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Thrifts & Mortgage Finance—1.1%
Astoria Financial Corp.		17,289	$214,211
Banc of California, Inc.	†	3,678	42,775
Bank Mutual Corp.		9,174	58,805
BankFinancial Corp.		3,338	34,648
BBX Capital Corp., Class A	*	1,182	20,602
Beneficial Mutual Bancorp, Inc.	*	4,861	62,124
Berkshire Hills Bancorp, Inc.		4,121	96,802
BofI Holding, Inc.	*	2,398	174,359
Brookline Bancorp, Inc.		13,692	117,067
Capitol Federal Financial, Inc.		26,562	313,963
Charter Financial Corp.		5,539	59,267
Clifton Bancorp, Inc.		4,406	55,472
Dime Community Bancshares, Inc.		5,399	77,746
ESB Financial Corp.	†	2,032	23,734
Essent Group Ltd. (Bermuda)	*	7,086	151,711
EverBank Financial Corp.		17,637	311,469
Federal Agricultural Mortgage Corp., Class C		2,090	67,173
First Defiance Financial Corp.		1,548	41,811
First Financial Northwest, Inc.		1,619	16,530
Flagstar Bancorp, Inc.	*	3,160	53,183
Fox Chase Bancorp, Inc.		2,827	46,108
Franklin Financial Corp.	*	2,537	47,214
Home Loan Servicing Solutions Ltd. (Cayman Islands)		13,537	286,849
HomeStreet, Inc.		4,137	70,701
Hudson City Bancorp, Inc.		95,873	931,886
Kearny Financial Corp.	*	3,008	40,097
Ladder Capital Corp., Class A	*†	2,849	53,846
Meridian Bancorp, Inc.	*	2,379	25,122
Meta Financial Group, Inc.		883	31,135
MGIC Investment Corp.	*	59,562	465,179
Nationstar Mortgage Holdings, Inc.	*†	4,170	142,781
NMI Holdings, Inc., Class A	*†	8,136	70,376
Northfield Bancorp, Inc.		9,809	133,599
Northwest Bancshares, Inc.		16,950	205,095
OceanFirst Financial Corp.		1,812	28,829
Ocwen Financial Corp.	*	19,245	503,834
Oritani Financial Corp.		8,540	120,329
PennyMac Financial Services, Inc., Class A	*	2,032	29,769
People’s United Financial, Inc.		55,694	805,892
Provident Financial Services, Inc.		11,086	181,478
Radian Group, Inc.		34,571	492,982
Stonegate Mortgage Corp.	*†	4,364	56,688
Territorial Bancorp, Inc.		1,756	35,629
TFS Financial Corp.		13,559	194,165
Tree.com, Inc.	*	1,518	54,481
TrustCo Bank Corp. NY		15,928	102,576
United Community Financial Corp./OH		6,335	29,648
United Financial Bancorp, Inc.		8,806	111,748
Walker & Dunlop, Inc.	*	5,142	68,337
Washington Federal, Inc.		19,186	390,627
Waterstone Financial, Inc.		5,674	65,535
WSFS Financial Corp.		1,658	118,729

			7,934,716

Tobacco—0.1%
22nd Century Group, Inc.	*†	7,200	18,144
Alliance One International, Inc.	*	16,723	32,944
Universal Corp.		4,068	180,579

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Vector Group Ltd.	†	12,941	$287,037

			518,704

Trading Companies & Distributors—0.9%
Aceto Corp.		4,950	95,634
Air Lease Corp.		19,118	621,335
Aircastle Ltd.		12,914	211,273
Applied Industrial Technologies, Inc.		7,486	341,736
Beacon Roofing Supply, Inc.	*	8,899	226,747
CAI International, Inc.	*	2,855	55,244
DXP Enterprises, Inc.	*	2,271	167,327
GATX Corp.		8,354	487,623
General Finance Corp.	*†	1,900	16,853
H&E Equipment Services, Inc.		6,185	249,132
HD Supply Holdings, Inc.	*	20,056	546,727
Houston Wire & Cable Co.		3,458	41,427
Kaman Corp.		5,326	209,312
MRC Global, Inc.	*	17,927	418,058
MSC Industrial Direct Co., Inc., Class A		8,712	744,527
NOW, Inc.	*†	20,167	613,278
Rush Enterprises, Inc., Class A	*	5,998	200,633
Stock Building Supply Holdings, Inc.	*	2,427	38,128
TAL International Group, Inc.	*†	6,450	266,062
Textainer Group Holdings Ltd. (Bermuda)		4,142	128,899
Titan Machinery, Inc.	*†	2,896	37,619
Watsco, Inc.		4,599	396,342
WESCO International, Inc.	*	7,965	623,341

			6,737,257

Transportation Infrastructure—0.0%
Wesco Aircraft Holdings, Inc.	*	9,134	158,932

Water Utilities—0.4%
American States Water Co.		7,394	224,925
American Water Works Co., Inc.		33,094	1,596,124
Aqua America, Inc.		32,739	770,349
Artesian Resources Corp., Class A	†	1,201	24,188
California Water Service Group		9,216	206,807
Connecticut Water Service, Inc.		2,093	68,022
Middlesex Water Co.		2,518	49,353
SJW Corp.		2,960	79,535
York Water Co.	†	2,142	42,840

			3,062,143

Wireless Telecommunication Services—0.1%
Boingo Wireless, Inc.	*	3,174	22,630
NTELOS Holdings Corp.		2,906	30,920
RingCentral, Inc., Class A	*†	4,655	59,165
Shenandoah Telecommunications Co.		4,906	121,718
Spok Holdings, Inc.		3,582	46,602
Telephone & Data Systems, Inc.		15,625	374,375
United States Cellular Corp.	*	2,164	76,779

			732,189

TOTAL COMMON STOCKS (Cost $536,973,307)			704,284,077

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.032%	12/11/2014	‡‡	$895,000	894,982

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
0.015%	03/12/2015	‡‡	$165,000	$164,984

				1,059,966

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,059,934)				1,059,966

			Shares	Value
RIGHTS—0.0%
Electronic Equipment, Instruments & Components—0.0%
Gerber Scientific, Inc. CVR		*†‡d	3,478	—

Pharmaceuticals—0.0%
Furiex Pharmaceuticals, Inc. CVR		*‡d	2,916	—
Furiex Pharmaceuticals, Inc. CVR		*‡	1,264	12,172

Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc. CVR		*‡d	2,807	—

Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc. CVR		*‡	10,198	25,801

TOTAL RIGHTS (Cost $–)				37,973

WARRANTS—0.0%
Communications Equipment—0.0%
Pegasus Wireless Corp., Strike $1.00		*‡d	200	—

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., Expires 04/15/2016, Strike $1.00		*†‡	2,734	2,843

TOTAL WARRANTS (Cost $–)				2,843

MONEY MARKET FUNDS—11.1%
Institutional Money Market Funds—11.1%
Dreyfus Institutional Cash Advantage Fund, 0.06%		††¥	10,000,000	10,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%			¥20,958,880	20,958,880
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%		††¥	13,073,904	13,073,904
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.05%		††¥	11,200,000	11,200,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.06%		††¥	8,800,000	8,800,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.07%		††¥	7,600,000	7,600,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%		††¥	8,800,000	8,800,000

TOTAL MONEY MARKET FUNDS (Cost $80,432,784)				80,432,784

TOTAL INVESTMENTS—108.4% (Cost $618,466,025)				785,817,643
Other assets less liabilities—(8.4%)				(61,007,461)

NET ASSETS—100.0%				$724,810,182

Legend to the Schedule of Investments:

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at September 30, 2014.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $40,816)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—98.2%
Australia—7.7%
AGL Energy Ltd.		15,808	$187,261
ALS Ltd.		9,199	42,330
Alumina Ltd.	*	66,213	98,072
Amcor Ltd.		29,236	289,587
AMP Ltd.		71,351	340,326
APA Group (STAPLED SECURITY)		19,504	126,887
Asciano Ltd.		23,187	122,570
ASX Ltd.		4,762	149,349
Aurizon Holdings Ltd.		50,888	201,575
AusNet Services (STAPLED SECURITY)		35,545	42,400
Australia & New Zealand Banking Group Ltd.		66,974	1,810,454
Bank of Queensland Ltd.		9,511	96,804
Bendigo & Adelaide Bank Ltd.		10,782	112,457
BHP Billiton Ltd.		78,330	2,308,660
BHP Billiton plc		51,584	1,426,845
Boral Ltd.		17,810	77,472
Brambles Ltd.		38,689	321,844
Caltex Australia Ltd.		3,549	86,873
CFS Retail Property Trust Group REIT		47,514	82,952
Coca-Cola Amatil Ltd.		13,631	104,643
Cochlear Ltd.		1,393	84,713
Commonwealth Bank of Australia		39,534	2,603,022
Computershare Ltd.		12,125	128,932
Crown Resorts Ltd.		9,297	112,262
CSL Ltd.		11,583	750,877
Dexus Property Group REIT		128,159	124,435
Federation Centres REIT		35,933	81,065
Flight Centre Travel Group Ltd.	†	1,536	57,453
Fortescue Metals Group Ltd.	†	38,249	116,201
Goodman Group REIT		40,239	181,850
GPT Group (The) REIT		38,412	130,084
Harvey Norman Holdings Ltd.		10,998	34,919
Iluka Resources Ltd.	†	11,171	76,837
Incitec Pivot Ltd.		36,840	87,267
Insurance Australia Group Ltd.		55,467	297,268
Leighton Holdings Ltd.		2,341	39,597
Lend Lease Group (STAPLED SECURITY)		13,810	173,396
Macquarie Group Ltd.		6,967	350,576
Metcash Ltd.		22,041	50,760
Mirvac Group REIT		91,000	136,888
National Australia Bank Ltd.		57,469	1,634,627
Newcrest Mining Ltd.	*	17,657	162,268
Orica Ltd.		9,411	155,316
Origin Energy Ltd.		26,575	347,551
Qantas Airways Ltd.	*	24,422	29,666
QBE Insurance Group Ltd.		33,198	338,082
Ramsay Health Care Ltd.		3,058	134,002
REA Group Ltd.		1,387	52,465
Santos Ltd.		23,021	275,346
Scentre Group REIT	*	131,510	378,381
Seek Ltd.		7,529	106,527
Sonic Healthcare Ltd.		8,990	137,949
Stockland REIT		56,727	195,981
Suncorp Group Ltd.		30,973	380,701
Sydney Airport (STAPLED SECURITY)		28,089	104,871
Tabcorp Holdings Ltd.		17,824	56,364
Tatts Group Ltd.		35,280	97,132

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Telstra Corp. Ltd.		107,157	$497,185
Toll Holdings Ltd.		17,276	85,215
TPG Telecom Ltd.		6,191	37,083
Transurban Group (STAPLED SECURITY)		44,674	301,621
Treasury Wine Estates Ltd.		16,519	61,065
Wesfarmers Ltd.		27,968	1,030,671
Westfield Corp. REIT		47,684	310,712
Westpac Banking Corp.		75,846	2,129,261
Woodside Petroleum Ltd.		18,198	646,168
Woolworths Ltd.		30,781	921,708
WorleyParsons Ltd.		4,768	63,874

			24,319,555

Austria—0.2%
Andritz AG		1,709	90,997
Erste Group Bank AG		6,666	152,201
IMMOFINANZ AG	*	22,198	62,802
OMV AG		3,747	126,000
Raiffeisen Bank International AG		2,730	59,143
Telekom Austria AG		4,876	43,909
Vienna Insurance Group AG Wiener Versicherung Gruppe		952	42,884
Voestalpine AG		2,547	100,579

			678,515

Belgium—1.2%
Ageas		5,589	185,299
Anheuser-Busch InBev NV		19,615	2,175,262
Belgacom SA		3,773	131,361
Colruyt SA	†	1,816	80,019
Delhaize Group SA		2,513	174,646
Groupe Bruxelles Lambert SA		1,853	169,732
Groupe Bruxelles Lambert SA STRIP VVPR	*‡d	127	—
KBC Groep NV	*	5,928	314,694
Solvay SA		1,382	212,253
Telenet Group Holding NV	*	1,140	65,485
UCB SA		2,985	270,480
Umicore SA		2,564	111,785

			3,891,016

Bermuda—0.1%
Seadrill Ltd.	†	8,866	236,885

China—0.0%
Yangzijiang Shipbuilding Holdings Ltd.		55,000	50,821

Denmark—1.5%
A.P. Moller-Maersk A/S, Class A		90	207,605
A.P. Moller-Maersk A/S, Class B		176	416,917
Carlsberg A/S, Class B		2,665	236,686
Coloplast A/S, Class B		2,772	231,817
Danske Bank A/S		15,766	427,380
DSV A/S		4,261	119,813
Novo Nordisk A/S, Class B		48,951	2,330,645
Novozymes A/S, Class B		5,677	245,676
Pandora A/S		2,756	215,179
TDC A/S		20,638	156,348
Tryg A/S		491	50,939
Vestas Wind Systems A/S	*	5,323	207,531
William Demant Holding A/S	*	638	48,903

			4,895,439

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Finland—0.9%
Elisa Oyj		3,371	$89,303
Fortum Oyj		10,766	262,496
Kone Oyj, Class B	†	7,749	310,234
Metso Oyj		3,020	106,991
Neste Oil Oyj		3,169	65,219
Nokia Oyj		91,783	779,337
Nokian Renkaat Oyj	†	2,497	74,921
Orion Oyj, Class B	†	2,366	92,382
Sampo Oyj, Class A		10,993	531,527
Stora Enso Oyj, Class R		12,667	105,093
UPM-Kymmene Oyj		13,389	190,328
Wartsila Oyj Abp		3,738	166,562

			2,774,393

France—9.6%
Accor SA		4,083	180,829
Aeroports de Paris		710	85,016
Air Liquide SA		8,420	1,026,574
Airbus Group NV		14,395	904,876
Alcatel-Lucent	*	70,442	217,264
Alstom SA	*	5,050	173,170
Arkema SA		1,435	96,158
AtoS		1,895	137,228
AXA SA		44,411	1,093,957
BNP Paribas SA		25,836	1,714,689
Bollore SA		122	69,185
Bouygues SA		4,498	145,440
Bureau Veritas SA		5,634	124,517
Cap Gemini SA		3,504	251,284
Carrefour SA		15,376	474,880
Casino Guichard Perrachon SA		1,389	149,436
Christian Dior SA		1,359	227,665
Cie de Saint-Gobain		10,661	487,117
Cie Generale des Etablissements Michelin		4,592	432,524
CNP Assurances		4,363	82,126
Credit Agricole SA		23,819	359,036
Danone SA		14,164	948,505
Dassault Systemes SA		2,924	187,834
Edenred		4,747	116,971
Electricite de France SA		5,911	193,921
Essilor International SA		4,899	537,262
Eurazeo SA		945	67,957
Eutelsat Communications SA		3,747	120,899
Fonciere Des Regions REIT		680	61,248
GDF Suez		35,455	889,228
Gecina SA REIT		662	86,806
Groupe Eurotunnel SA (Registered)		10,667	130,303
ICADE REIT		860	72,619
Iliad SA		624	131,633
Imerys SA		759	55,951
JCDecaux SA		1,650	52,038
Kering		1,824	367,754
Klepierre REIT		2,381	104,150
Lafarge SA		4,625	332,844
Lagardere SCA		2,948	78,889
Legrand SA		6,409	333,034
L’Oreal SA		6,152	975,675
LVMH Moet Hennessy Louis Vuitton SA		6,836	1,110,044
Natixis		22,417	154,227
Orange SA		45,501	678,994
Pernod Ricard SA		5,216	590,351

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Peugeot SA	*	9,317	$119,218
Publicis Groupe SA		4,494	307,967
Remy Cointreau SA	†	585	42,134
Renault SA		4,753	343,830
Rexel SA		6,531	121,965
Safran SA		6,528	423,234
Sanofi		28,911	3,268,985
Schneider Electric SE		12,757	978,748
SCOR SE		3,478	108,628
Societe BIC SA		686	88,430
Societe Generale SA		17,629	899,218
Sodexo		2,352	230,076
Suez Environnement Co.		6,532	110,484
Technip SA		2,430	203,843
Thales SA		2,297	122,251
Total SA	†	52,155	3,377,250
Unibail-Rodamco SE (Paris Exchange) REIT		2,396	616,150
Valeo SA		1,893	210,340
Vallourec SA		2,715	124,944
Veolia Environnement SA		9,853	173,739
Vinci SA		11,861	688,304
Vivendi SA	*	29,677	716,634
Wendel SA		697	78,990
Zodiac Aerospace		4,491	143,212

			30,310,682

Germany—8.1%
adidas AG		5,162	385,165
Allianz SE (Registered)		11,140	1,798,351
Axel Springer SE		977	53,637
BASF SE		22,407	2,043,907
Bayer AG (Registered)		20,161	2,805,166
Bayerische Motoren Werke AG		8,108	866,536
Beiersdorf AG		2,520	209,668
Brenntag AG		3,773	184,666
Celesio AG		1,113	36,953
Commerzbank AG	*	23,915	355,117
Continental AG		2,638	499,709
Daimler AG (Registered)		23,500	1,794,622
Deutsche Bank AG (Registered)		33,722	1,177,488
Deutsche Boerse AG		4,777	320,779
Deutsche Lufthansa AG (Registered)		5,181	81,353
Deutsche Post AG (Registered)		23,721	756,108
Deutsche Telekom AG (Registered)		76,181	1,153,118
Deutsche Wohnen AG		6,581	140,163
E.ON SE		48,993	894,694
Fraport AG Frankfurt Airport Services Worldwide		826	54,161
Fresenius Medical Care AG & Co. KGaA		5,215	363,253
Fresenius SE & Co. KGaA		9,304	459,329
GEA Group AG		4,285	186,156
Hannover Rueck SE		1,362	109,926
HeidelbergCement AG		3,342	219,973
Henkel AG & Co. KGaA		2,833	264,187
Hochtief AG		743	50,993
Hugo Boss AG		710	88,511
Infineon Technologies AG		26,656	274,368
K+S AG (Registered)	†	4,066	114,700
Kabel Deutschland Holding AG		485	65,791
Lanxess AG		2,157	118,853
Linde AG		4,546	870,147

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
MAN SE		786	$88,452
Merck KGaA		3,134	288,063
Metro AG	*	3,667	120,260
Muenchener Rueckversicherungs AG (Registered)		4,237	835,823
OSRAM Licht AG	*	2,007	74,463
ProSiebenSat.1 Media AG (Registered)		5,477	217,137
RWE AG		12,049	468,954
SAP SE		22,496	1,623,528
Siemens AG (Registered)		19,339	2,301,187
Sky Deutschland AG	*	10,233	86,499
Telefonica Deutschland Holding AG	*	14,681	76,566
ThyssenKrupp AG	*	10,714	279,717
United Internet AG (Registered)		2,900	123,129
Volkswagen AG		708	146,287

			25,527,613

Guernsey, Channel Islands—0.1%
Friends Life Group Ltd.		32,707	162,881

Hong Kong—2.8%
AIA Group Ltd.		294,200	1,518,291
ASM Pacific Technology Ltd.		5,500	54,395
Bank of East Asia Ltd.		31,120	125,855
BOC Hong Kong Holdings Ltd.		89,500	284,914
Cathay Pacific Airways Ltd.		31,000	56,955
Cheung Kong Holdings Ltd.		34,000	559,298
Cheung Kong Infrastructure Holdings Ltd.		14,000	98,113
CLP Holdings Ltd.		47,000	377,535
First Pacific Co. Ltd.		61,250	63,531
Galaxy Entertainment Group Ltd.		55,833	324,168
Hang Lung Properties Ltd.		55,000	156,332
Hang Seng Bank Ltd.		19,000	304,891
Henderson Land Development Co. Ltd.		26,290	170,197
HKT Trust and HKT Ltd. (STAPLED SECURITY)		75,100	90,511
Hong Kong & China Gas Co. Ltd.		149,265	323,504
Hong Kong Exchanges and Clearing Ltd.		27,200	585,446
Hutchison Whampoa Ltd.		52,000	628,608
Hysan Development Co. Ltd.		16,000	73,824
Kerry Properties Ltd.		15,500	51,963
Li & Fung Ltd.		137,200	155,719
Link (The) REIT		55,000	317,385
MTR Corp. Ltd.		33,500	131,364
New World Development Co. Ltd.		130,866	152,451
Noble Group Ltd.		111,309	113,163
NWS Holdings Ltd.		36,500	64,916
PCCW Ltd.		109,000	68,415
Power Assets Holdings Ltd.		34,500	304,936
Shangri-La Asia Ltd.		34,000	50,248
Sino Land Co. Ltd.		67,000	103,279
SJM Holdings Ltd.		43,000	81,867
Sun Hung Kai Properties Ltd.		40,083	568,744
Swire Pacific Ltd., Class A		15,000	193,086
Swire Properties Ltd.		28,400	88,487
Techtronic Industries Co.		30,500	87,951
Wharf Holdings Ltd. (The)		35,637	253,120
Wheelock & Co. Ltd.		23,000	109,712

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Yue Yuen Industrial Holdings Ltd.		19,500	$58,909

			8,752,083

Ireland—0.8%
Bank of Ireland	*	649,084	253,783
CRH plc		17,674	401,382
Experian plc		23,904	379,844
James Hardie Industries plc CDI		10,516	110,021
Kerry Group plc, Class A		3,751	264,226
Shire plc		14,399	1,242,369

			2,651,625

Israel—0.6%
Bank Hapoalim BM		24,913	140,471
Bank Leumi Le-Israel BM	*	33,915	137,361
Bezeq Israeli Telecommunication Corp. Ltd.		45,959	79,336
Delek Group Ltd.		125	47,309
Israel Chemicals Ltd.		11,239	80,735
Israel Corp. Ltd. (The)	*	66	37,095
Mizrahi Tefahot Bank Ltd.	*	3,712	44,372
NICE-Systems Ltd.		1,431	58,418
Teva Pharmaceutical Industries Ltd.		20,914	1,125,595

			1,750,692

Italy—2.3%
Assicurazioni Generali SpA		28,684	601,420
Atlantia SpA		10,037	246,566
Banca Monte dei Paschi di Siena SpA	*	110,895	145,165
Banco Popolare SC	*	9,001	131,085
Enel Green Power SpA		39,986	102,061
Enel SpA		161,239	852,973
Eni SpA		62,139	1,474,324
Exor SpA		2,150	83,116
Fiat SpA	*	20,459	197,178
Finmeccanica SpA	*	9,856	95,376
Intesa Sanpaolo SpA		284,863	859,923
Intesa Sanpaolo SpA RSP		20,778	55,385
Luxottica Group SpA		3,898	202,610
Mediobanca SpA	*	14,572	124,500
Pirelli & C. SpA		5,743	79,191
Prysmian SpA		4,753	87,944
Saipem SpA	*	6,108	129,529
Snam SpA		50,384	278,211
Telecom Italia SpA	*	243,842	278,901
Telecom Italia SpA RSP		139,812	123,582
Terna Rete Elettrica Nazionale SpA		35,308	177,231
UniCredit SpA		108,126	849,426
Unione di Banche Italiane SCpA		19,682	164,500
UnipolSai SpA		19,900	56,019

			7,396,216

Japan—20.7%
ABC-Mart, Inc.		600	30,645
Acom Co. Ltd.	*	8,000	26,762
Advantest Corp.	†	4,200	54,223
Aeon Co. Ltd.	†	14,500	144,471
Aeon Credit Service Co. Ltd.	†	3,100	66,339
Aeon Mall Co. Ltd.		2,640	50,432
Air Water, Inc.		4,000	59,583
Aisin Seiki Co. Ltd.		4,700	169,644
Ajinomoto Co., Inc.		14,000	232,820
Alfresa Holdings Corp.		4,800	69,101

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Amada Co. Ltd.		9,000	$85,806
ANA Holdings, Inc.		26,000	60,438
Aozora Bank Ltd.		26,000	87,917
Asahi Glass Co. Ltd.		25,000	135,620
Asahi Group Holdings Ltd.		9,400	271,906
Asahi Kasei Corp.		31,000	252,102
Asics Corp.		3,900	87,959
Astellas Pharma, Inc.		51,975	774,094
Bandai Namco Holdings, Inc.		4,450	114,482
Bank of Kyoto Ltd. (The)		8,000	66,478
Bank of Yokohama Ltd. (The)		27,000	148,468
Benesse Holdings, Inc.		1,700	55,773
Bridgestone Corp.		16,000	529,199
Brother Industries Ltd.		5,800	107,185
Calbee, Inc.		1,900	62,100
Canon, Inc.		27,800	904,499
Casio Computer Co. Ltd.	†	5,500	91,912
Central Japan Railway Co.		3,500	472,111
Chiba Bank Ltd. (The)		18,000	125,216
Chiyoda Corp.		4,000	44,234
Chubu Electric Power Co., Inc.	*	15,800	181,391
Chugai Pharmaceutical Co. Ltd.		5,200	150,518
Chugoku Bank Ltd. (The)		4,000	58,747
Chugoku Electric Power Co., Inc. (The)	†	7,100	91,047
Citizen Holdings Co. Ltd.		5,200	34,146
Credit Saison Co. Ltd.		3,800	73,225
Dai Nippon Printing Co. Ltd.		13,000	130,445
Daicel Corp.		7,000	75,756
Daido Steel Co. Ltd.		6,000	23,916
Daihatsu Motor Co. Ltd.	†	4,900	77,755
Dai-ichi Life Insurance Co. Ltd. (The)		26,300	390,678
Daiichi Sankyo Co. Ltd.		15,702	246,742
Daikin Industries Ltd.		5,700	353,589
Daito Trust Construction Co. Ltd.		1,700	201,030
Daiwa House Industry Co. Ltd.		14,000	251,509
Daiwa Securities Group, Inc.		41,000	325,158
Dena Co. Ltd.	†	2,100	26,698
Denso Corp.		11,700	539,794
Dentsu, Inc.		5,000	190,451
Don Quijote Holdings Co. Ltd.		1,500	86,081
East Japan Railway Co.		8,200	614,203
Eisai Co. Ltd.	†	6,300	254,824
Electric Power Development Co. Ltd.		2,940	96,066
FamilyMart Co. Ltd.		1,600	61,062
FANUC Corp.		4,700	850,008
Fast Retailing Co. Ltd.		1,300	435,620
Fuji Electric Co. Ltd.		14,000	67,759
Fuji Heavy Industries Ltd.		14,100	467,086
FUJIFILM Holdings Corp.		11,500	353,362
Fujitsu Ltd.		44,000	270,801
Fukuoka Financial Group, Inc.		20,000	95,404
Gree, Inc.	†	1,800	12,273
GungHo Online Entertainment, Inc.	†	10,200	48,560
Gunma Bank Ltd. (The)		8,000	46,116
Hachijuni Bank Ltd. (The)		11,000	66,107
Hakuhodo DY Holdings, Inc.		6,400	64,789
Hamamatsu Photonics KK		1,700	80,775
Hankyu Hanshin Holdings, Inc.		28,000	163,046
Hikari Tsushin, Inc.		376	26,730
Hino Motors Ltd.		6,000	83,960
Hirose Electric Co. Ltd.		730	90,126

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hiroshima Bank Ltd. (The)		14,000	$68,795
Hisamitsu Pharmaceutical Co., Inc.		1,200	43,094
Hitachi Chemical Co. Ltd.		2,300	40,853
Hitachi Construction Machinery Co. Ltd.	†	2,300	46,305
Hitachi High-Technologies Corp.		1,700	48,888
Hitachi Ltd.		118,000	901,524
Hitachi Metals Ltd.		5,000	90,123
Hokuhoku Financial Group, Inc.		32,007	62,741
Hokuriku Electric Power Co.		4,300	56,488
Honda Motor Co. Ltd.		39,800	1,365,532
HOYA Corp.		10,500	352,593
Hulic Co. Ltd.		6,400	67,787
Ibiden Co. Ltd.		3,100	60,426
Idemitsu Kosan Co. Ltd.		2,500	53,100
IHI Corp.		35,000	181,382
Iida Group Holdings Co. Ltd.		4,200	51,372
INPEX Corp.		21,200	299,727
Isetan Mitsukoshi Holdings Ltd.		7,540	98,130
Isuzu Motors Ltd.		14,000	197,993
ITOCHU Corp.		36,200	442,111
Itochu Techno-Solutions Corp.		600	25,219
Iyo Bank Ltd. (The)		5,100	51,628
J. Front Retailing Co. Ltd.		5,300	69,336
Japan Airlines Co. Ltd.		3,000	82,088
Japan Display, Inc.	*	8,000	38,558
Japan Exchange Group, Inc.		6,600	156,660
Japan Prime Realty Investment Corp. REIT		21	75,646
Japan Real Estate Investment Corp. REIT		31	159,442
Japan Retail Fund Investment Corp. REIT		57	114,895
Japan Tobacco, Inc.		26,900	874,127
JFE Holdings, Inc.		11,700	233,725
JGC Corp.		5,000	136,608
Joyo Bank Ltd. (The)		16,000	78,752
JSR Corp.		4,300	75,043
JTEKT Corp.		4,700	78,779
JX Holdings, Inc.	†	54,410	250,872
Kajima Corp.		21,000	100,521
Kakaku.com, Inc.		3,800	53,975
Kamigumi Co. Ltd.		5,000	47,348
Kaneka Corp.		6,000	33,614
Kansai Electric Power Co., Inc. (The)	*	16,600	156,855
Kansai Paint Co. Ltd.		6,000	89,707
Kao Corp.		12,700	495,588
Kawasaki Heavy Industries Ltd.		33,000	131,935
KDDI Corp.		14,300	860,234
Keikyu Corp.		11,000	91,825
Keio Corp.		13,000	96,059
Keisei Electric Railway Co. Ltd.		7,000	70,282
Keyence Corp.		1,172	508,867
Kikkoman Corp.		4,000	85,012
Kintetsu Corp.		42,000	141,292
Kirin Holdings Co. Ltd.		20,200	267,988
Kobe Steel Ltd.		73,000	118,550
Koito Manufacturing Co. Ltd.		2,600	70,729
Komatsu Ltd.		23,000	531,557
Konami Corp.		2,600	54,219
Konica Minolta, Inc.		11,900	128,645
Kubota Corp.		27,688	438,395
Kuraray Co. Ltd.		8,100	95,149

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Kurita Water Industries Ltd.		2,700	$60,228
Kyocera Corp.		7,700	359,644
Kyowa Hakko Kirin Co. Ltd.		5,000	61,502
Kyushu Electric Power Co., Inc.		10,600	114,256
Lawson, Inc.		1,500	104,945
LIXIL Group Corp.		6,600	140,804
M3, Inc.		4,900	78,578
Mabuchi Motor Co. Ltd.		700	61,073
Makita Corp.		2,900	163,826
Marubeni Corp.		41,000	280,559
Marui Group Co. Ltd.		5,400	44,469
Maruichi Steel Tube Ltd.		1,000	24,557
Mazda Motor Corp.		13,400	337,070
McDonald’s Holdings Co. Japan Ltd.	†	1,400	34,621
Medipal Holdings Corp.		2,800	34,034
MEIJI Holdings Co. Ltd.		1,502	118,779
Miraca Holdings, Inc.		1,300	53,798
Mitsubishi Chemical Holdings Corp.		32,200	158,511
Mitsubishi Corp.		34,500	706,569
Mitsubishi Electric Corp.		47,000	626,566
Mitsubishi Estate Co. Ltd.		30,411	685,382
Mitsubishi Gas Chemical Co., Inc.	†	9,000	57,382
Mitsubishi Heavy Industries Ltd.		73,000	469,962
Mitsubishi Logistics Corp.		3,000	43,103
Mitsubishi Materials Corp.		26,000	84,126
Mitsubishi Motors Corp.		15,500	188,015
Mitsubishi Tanabe Pharma Corp.		5,700	83,639
Mitsubishi UFJ Financial Group, Inc.		311,140	1,753,496
Mitsubishi UFJ Lease & Finance Co. Ltd.		11,800	61,712
Mitsui & Co. Ltd.		41,900	660,934
Mitsui Chemicals, Inc.	*	21,000	58,448
Mitsui Fudosan Co. Ltd.		23,000	705,834
Mitsui OSK Lines Ltd.	†	27,000	86,268
Mizuho Financial Group, Inc.		564,080	1,006,991
MS&AD Insurance Group Holdings, Inc.		12,574	274,266
Murata Manufacturing Co. Ltd.		4,900	556,960
Nabtesco Corp.		2,600	62,285
Nagoya Railroad Co. Ltd.	†	18,955	76,024
NEC Corp.		62,000	214,295
Nexon Co. Ltd.		3,800	31,338
NGK Insulators Ltd.		6,000	143,020
NGK Spark Plug Co. Ltd.		4,600	135,354
NH Foods Ltd.		4,000	84,931
NHK Spring Co. Ltd.		3,000	29,437
Nidec Corp.		5,400	364,917
Nikon Corp.	†	8,100	117,151
Nintendo Co. Ltd.		2,500	272,321
Nippon Building Fund, Inc. REIT		33	173,769
Nippon Electric Glass Co. Ltd.		10,500	51,045
Nippon Express Co. Ltd.		19,000	79,578
Nippon Paint Co. Ltd.	†	4,000	90,231
Nippon Prologis REIT, Inc. REIT		33	76,722
Nippon Steel & Sumitomo Metal Corp.		182,245	473,133
Nippon Telegraph & Telephone Corp.		9,000	558,129
Nippon Yusen K.K.		38,000	100,190
Nissan Motor Co. Ltd.		61,100	591,457
Nisshin Seifun Group, Inc.	†	5,081	50,265

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Nissin Foods Holdings Co. Ltd.		1,500	$77,884
Nitori Holdings Co. Ltd.		1,700	105,324
Nitto Denko Corp.		3,900	213,549
NOK Corp.		2,000	45,914
Nomura Holdings, Inc.		87,100	518,188
Nomura Real Estate Holdings, Inc.		3,500	60,192
Nomura Research Institute Ltd.		2,750	88,935
NSK Ltd.		11,000	156,894
NTT Data Corp.		3,000	108,216
NTT DOCOMO, Inc.		37,500	628,058
NTT Urban Development Corp.		2,400	25,233
Obayashi Corp.		15,000	102,655
Odakyu Electric Railway Co. Ltd.	†	15,000	137,171
Oji Holdings Corp.		18,000	68,144
Olympus Corp.	*	5,600	200,820
Omron Corp.		5,100	231,785
Ono Pharmaceutical Co. Ltd.	†	1,900	168,716
Oracle Corp. Japan		900	35,128
Oriental Land Co. Ltd.		1,200	226,772
ORIX Corp.		31,500	434,872
Osaka Gas Co. Ltd.		45,000	180,697
Otsuka Corp.		1,200	47,779
Otsuka Holdings Co. Ltd.		9,300	320,555
Panasonic Corp.		54,200	645,976
Park24 Co. Ltd.		2,000	31,915
Rakuten, Inc.		18,900	217,567
Resona Holdings, Inc.		53,500	301,814
Ricoh Co. Ltd.		16,900	181,562
Rinnai Corp.		800	66,374
Rohm Co. Ltd.		2,400	151,116
Sankyo Co. Ltd.		1,300	46,589
Sanrio Co. Ltd.	†	1,400	40,582
Santen Pharmaceutical Co. Ltd.		1,700	95,202
SBI Holdings, Inc.		4,710	52,792
Secom Co. Ltd.		5,000	297,872
Sega Sammy Holdings, Inc.		4,048	65,177
Seibu Holdings, Inc.		2,700	53,916
Seiko Epson Corp.		3,100	149,367
Sekisui Chemical Co. Ltd.		11,000	126,422
Sekisui House Ltd.		13,200	155,572
Seven & I Holdings Co. Ltd.		18,440	715,222
Seven Bank Ltd.		16,300	66,428
Sharp Corp.	*†	36,000	102,411
Shikoku Electric Power Co., Inc.	*	4,900	62,870
Shimadzu Corp.		5,000	43,317
Shimamura Co. Ltd.		500	45,966
Shimano, Inc.		1,900	231,123
Shimizu Corp.		15,000	118,366
Shin-Etsu Chemical Co. Ltd.		10,100	661,744
Shinsei Bank Ltd.		37,000	79,416
Shionogi & Co. Ltd.		7,100	162,949
Shiseido Co. Ltd.	†	8,800	145,160
Shizuoka Bank Ltd. (The)		13,000	133,853
Showa Shell Sekiyu K.K.		4,400	41,978
SMC Corp.		1,351	372,526
SoftBank Corp.		23,500	1,641,449
Sompo Japan Nipponkoa Holdings, Inc.		7,775	188,610
Sony Corp.		25,000	448,681
Sony Financial Holdings, Inc.		4,300	69,552
Stanley Electric Co. Ltd.		3,200	69,277
Sumitomo Chemical Co. Ltd.		37,000	132,153
Sumitomo Corp.	†	26,600	293,587

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Sumitomo Dainippon Pharma Co. Ltd.	†	4,000	$51,031
Sumitomo Electric Industries Ltd.		17,900	264,988
Sumitomo Heavy Industries Ltd.		12,000	67,588
Sumitomo Metal Mining Co. Ltd.		13,000	182,959
Sumitomo Mitsui Financial Group, Inc.		31,100	1,267,154
Sumitomo Mitsui Trust Holdings, Inc.		81,740	340,321
Sumitomo Realty & Development Co. Ltd.		8,500	302,834
Sumitomo Rubber Industries Ltd.		3,600	51,210
Suntory Beverage & Food Ltd.		3,200	113,317
Suruga Bank Ltd.		4,000	79,808
Suzuken Co. Ltd.		1,460	42,060
Suzuki Motor Corp.		8,800	291,854
Sysmex Corp.		3,500	140,941
T&D Holdings, Inc.		13,600	174,758
Taiheiyo Cement Corp.		27,000	101,834
Taisei Corp.		26,000	146,684
Taisho Pharmaceutical Holdings Co. Ltd.		690	47,229
Taiyo Nippon Sanso Corp.		5,000	44,141
Takashimaya Co. Ltd.		7,000	58,552
Takeda Pharmaceutical Co. Ltd.		19,320	839,887
TDK Corp.		3,000	167,821
Teijin Ltd.		26,000	62,822
Terumo Corp.		7,000	167,939
THK Co. Ltd.		2,500	62,297
Tobu Railway Co. Ltd.		25,000	125,704
Toho Co. Ltd.		2,400	54,224
Toho Gas Co. Ltd.		9,000	50,677
Tohoku Electric Power Co., Inc.		11,600	131,838
Tokio Marine Holdings, Inc.		17,000	527,469
Tokyo Electric Power Co., Inc.	*	35,800	125,347
Tokyo Electron Ltd.		4,300	280,254
Tokyo Gas Co. Ltd.		58,000	325,909
Tokyo Tatemono Co. Ltd.		10,351	83,873
Tokyu Corp.		29,000	190,061
Tokyu Fudosan Holdings Corp.		12,300	84,448
TonenGeneral Sekiyu K.K.		7,000	61,231
Toppan Printing Co. Ltd.	†	14,000	100,612
Toray Industries, Inc.		35,000	231,384
Toshiba Corp.		99,000	459,576
TOTO Ltd.		8,000	88,013
Toyo Seikan Group Holdings Ltd.		3,400	42,150
Toyo Suisan Kaisha Ltd.		2,000	66,411
Toyoda Gosei Co. Ltd.		1,200	23,426
Toyota Industries Corp.		4,100	198,348
Toyota Motor Corp.		67,200	3,953,993
Toyota Tsusho Corp.		4,900	119,359
Trend Micro, Inc.		2,700	91,485
Unicharm Corp.		9,000	205,123
United Urban Investment Corp. REIT		57	87,485
USS Co. Ltd.		5,500	84,138
West Japan Railway Co.		4,000	179,011
Yahoo! Japan Corp.		34,000	129,232
Yakult Honsha Co. Ltd.		2,200	115,548
Yamada Denki Co. Ltd.	†	21,200	61,879
Yamaguchi Financial Group, Inc.		6,000	56,753
Yamaha Corp.		3,900	50,988
Yamaha Motor Co. Ltd.		6,600	129,326
Yamato Holdings Co. Ltd.		8,900	165,728

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Yamato Kogyo Co. Ltd.		1,200	$40,055
Yamazaki Baking Co. Ltd.		3,000	38,611
Yaskawa Electric Corp.	†	5,000	67,949
Yokogawa Electric Corp.	†	5,500	72,315
Yokohama Rubber Co. Ltd. (The)		6,000	51,992

			65,665,947

Jersey, Channel Islands—0.0%
Randgold Resources Ltd.		2,236	151,583

Luxembourg—0.4%
Altice SA	*	1,944	103,128
ArcelorMittal		24,713	338,127
Millicom International Cellular SA SDR		1,633	130,794
RTL Group SA		895	76,635
SES SA FDR		7,555	261,390
Tenaris SA		11,466	261,649

			1,171,723

Macau—0.2%
MGM China Holdings Ltd.		22,800	65,701
Sands China Ltd.		58,094	303,065
Wynn Macau Ltd.		36,856	117,458

			486,224

Malta—0.0%
BGP Holdings plc	*‡d	142,647	—

Mexico—0.0%
Fresnillo plc		5,567	68,278

Netherlands—4.0%
Aegon NV		44,469	366,167
Akzo Nobel NV		5,774	395,064
ASML Holding NV		8,754	867,071
Corio NV REIT		1,559	76,412
Delta Lloyd NV		4,773	115,007
Fugro NV CVA		1,837	55,465
Gemalto NV		1,996	183,271
Heineken Holding NV		2,538	167,571
Heineken NV		5,550	414,496
ING Groep NV CVA	*	94,203	1,339,022
Koninklijke Ahold NV		22,415	362,578
Koninklijke Boskalis Westminster NV		2,224	125,076
Koninklijke DSM NV		4,220	260,199
Koninklijke KPN NV	*	77,651	248,609
Koninklijke Philips NV		23,789	756,485
Koninklijke Vopak NV		1,674	90,203
OCI	*	2,290	70,640
Qiagen NV	*	5,534	125,373
Randstad Holding NV		2,923	135,800
Royal Dutch Shell plc, Class A		95,820	3,662,279
Royal Dutch Shell plc, Class B		59,521	2,353,102
TNT Express NV		10,558	66,606
Wolters Kluwer NV		7,373	196,618
Ziggo NV	*	3,681	172,386

			12,605,500

New Zealand—0.1%
Auckland International Airport Ltd.	†	23,175	69,624
Contact Energy Ltd.		7,698	35,938
Fletcher Building Ltd.		15,897	108,962
Ryman Healthcare Ltd.		9,185	55,970
Spark New Zealand Ltd.		43,732	101,349

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Xero Ltd.	*†	1,422	$23,900

			395,743

Norway—0.7%
Aker Solutions ASA	*^	3,966	39,507
DnB ASA		23,525	440,249
Gjensidige Forsikring ASA		5,033	106,417
Norsk Hydro ASA		31,573	176,518
Orkla ASA		19,594	177,108
Statoil ASA		27,361	744,925
Telenor ASA		18,250	400,542
Yara International ASA		4,520	227,008

			2,312,274

Portugal—0.2%
Banco Comercial Portugues SA, Class R	*†	753,906	98,442
Banco Espirito Santo SA (Registered)	*‡	71,807	2,513
EDP - Energias de Portugal SA		56,297	245,492
Galp Energia SGPS SA		9,269	150,643
Jeronimo Martins SGPS SA		5,514	60,677

			557,767

Singapore—1.4%
Ascendas Real Estate Investment Trust REIT		48,786	86,056
CapitaCommercial Trust REIT		52,000	64,977
CapitaLand Ltd.		58,500	146,557
CapitaMall Trust REIT		54,000	80,814
City Developments Ltd.		10,000	75,331
ComfortDelGro Corp. Ltd.		47,000	88,286
DBS Group Holdings Ltd.		41,730	601,852
Genting Singapore plc		148,000	132,180
Global Logistic Properties Ltd.		71,779	152,359
Golden Agri-Resources Ltd.		176,320	71,237
Hutchison Port Holdings Trust		119,000	83,236
Hutchison Port Holdings Trust		23,000	16,215
Jardine Cycle & Carriage Ltd.		2,349	78,943
Keppel Corp. Ltd.		36,400	299,403
Keppel Land Ltd.		16,000	43,867
Olam International Ltd.		11,000	20,204
Oversea-Chinese Banking Corp. Ltd.		69,411	529,489
SembCorp Industries Ltd.		22,340	90,650
Sembcorp Marine Ltd.		23,000	67,350
Singapore Airlines Ltd.		12,400	95,425
Singapore Exchange Ltd.		20,000	113,235
Singapore Press Holdings Ltd.		40,500	133,285
Singapore Technologies Engineering Ltd.		35,000	100,022
Singapore Telecommunications Ltd.		196,159	583,908
StarHub Ltd.		12,730	41,087
United Overseas Bank Ltd.		31,000	543,452
UOL Group Ltd.		12,000	62,114
Wilmar International Ltd.		46,000	111,265

			4,512,799

South Africa—0.0%
Investec plc		13,127	110,222

Spain—3.5%
Abertis Infraestructuras SA		9,870	194,632

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
ACS Actividades de Construccion y Servicios SA		4,215	$161,559
Amadeus IT Holding SA, Class A		9,414	351,437
Banco Bilbao Vizcaya Argentaria SA		143,708	1,729,594
Banco de Sabadell SA		82,783	244,432
Banco Popular Espanol SA		44,254	269,919
Banco Santander SA		293,005	2,805,121
Bankia SA	*	109,984	204,612
CaixaBank SA	*‡	473	2,876
CaixaBank SA		43,126	262,228
Distribuidora Internacional de Alimentacion SA		14,991	107,429
Enagas SA		4,992	160,538
Ferrovial SA		10,033	194,104
Gas Natural SDG SA		8,319	244,717
Grifols SA		3,783	154,595
Iberdrola SA		124,352	888,855
Inditex SA		26,743	738,206
Mapfre SA		23,259	82,205
Red Electrica Corp. SA		2,637	228,252
Repsol SA		25,028	593,766
Telefonica SA		100,022	1,544,760
Zardoya Otis SA		4,145	51,374

			11,215,211

Sweden—3.0%
Alfa Laval AB		7,713	164,331
Assa Abloy AB, Class B		8,046	413,464
Atlas Copco AB, Class A		16,538	471,891
Atlas Copco AB, Class B		9,474	244,844
Boliden AB		6,549	105,742
Electrolux AB, Series B		5,561	146,478
Elekta AB, Class B	†	8,106	79,676
Getinge AB, Class B		4,736	118,909
Hennes & Mauritz AB, Class B		23,232	960,643
Hexagon AB, Class B		6,092	192,632
Husqvarna AB, Class B		10,042	70,800
Industrivarden AB, Class C		3,992	69,495
Investment AB Kinnevik, Class B		5,731	206,663
Investor AB, Class B		10,974	386,391
Lundin Petroleum AB	*	5,158	87,193
Nordea Bank AB		74,334	963,622
Sandvik AB		26,450	297,069
Securitas AB, Class B		7,931	87,844
Skandinaviska Enskilda Banken AB, Class A		37,397	497,554
Skanska AB, Class B		9,562	197,200
SKF AB, Class B		9,931	206,747
Svenska Cellulosa AB SCA, Class B		14,160	336,457
Svenska Handelsbanken AB, Class A		11,968	560,480
Swedbank AB, Class A		22,262	558,231
Swedish Match AB		5,118	165,575
Tele2 AB, Class B		7,688	92,537
Telefonaktiebolaget LM Ericsson, Class B		74,498	939,336
TeliaSonera AB		57,309	395,211
Volvo AB, Class B		36,740	397,486

			9,414,501

Switzerland—9.7%
ABB Ltd. (Registered)	*	53,756	1,202,500

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Actelion Ltd. (Registered)	*	2,536	$297,032
Adecco SA (Registered)	*	4,121	278,583
Aryzta AG	*	2,194	189,053
Baloise Holding AG (Registered)		1,095	139,975
Barry Callebaut AG (Registered)	*	53	58,845
Chocoladefabriken Lindt & Spruengli AG (Participation Certificates)		24	119,755
Chocoladefabriken Lindt & Spruengli AG (Registered)		2	118,538
Cie Financiere Richemont SA (Registered)		12,767	1,043,590
Coca-Cola HBC AG CDI	*	4,538	97,935
Credit Suisse Group AG (Registered)	*	37,101	1,026,424
EMS-Chemie Holding AG (Registered)		200	82,759
Geberit AG (Registered)		937	302,007
Givaudan SA (Registered)	*	222	353,868
Glencore plc	*	259,468	1,437,022
Holcim Ltd. (Registered)	*	5,649	410,974
Julius Baer Group Ltd.	*	5,574	249,087
Kuehne + Nagel International AG (Registered)		1,244	156,748
Lonza Group AG (Registered)	*	1,256	151,343
Nestle SA (Registered)		78,540	5,771,985
Novartis AG (Registered)		56,030	5,276,255
Pargesa Holding SA (Bearer)		689	54,763
Partners Group Holding AG		407	106,973
Roche Holding AG (Genusschein)		17,113	5,053,522
Schindler Holding AG (Participation Certificates)		1,133	153,471
Schindler Holding AG (Registered)		508	67,735
SGS SA (Registered)		136	281,378
Sika AG (Bearer)		51	176,341
Sonova Holding AG (Registered)		1,286	204,901
STMicroelectronics NV		15,057	116,250
Sulzer AG (Registered)		604	74,067
Swatch Group AG (The) (Bearer)		762	361,110
Swatch Group AG (The) (Registered)		1,205	105,272
Swiss Life Holding AG (Registered)	*	786	187,299
Swiss Prime Site AG (Registered)	*	1,302	96,602
Swiss Re AG	*	8,640	687,592
Swisscom AG (Registered)		577	327,062
Syngenta AG (Registered)		2,284	723,219
Transocean Ltd.	†	8,713	280,246
UBS AG (Registered)	*	89,168	1,549,992
Wolseley plc		6,578	344,549
Zurich Insurance Group AG	*	3,652	1,086,846

			30,803,468

United Kingdom—18.3%
3i Group plc		22,934	142,035
Aberdeen Asset Management plc		21,473	138,533
Admiral Group plc		4,536	94,071
Aggreko plc		6,270	156,930
AMEC plc		6,851	122,250
Anglo American plc		34,221	763,190
Antofagasta plc		9,365	108,974
ARM Holdings plc		34,639	504,663
ASOS plc	*	1,272	46,228
Associated British Foods plc		8,804	381,645

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
AstraZeneca plc (London Exchange)		30,797	$2,207,001
Aviva plc		72,390	612,425
Babcock International Group plc		12,566	221,737
BAE Systems plc		76,328	580,984
Barclays plc		400,532	1,473,230
BG Group plc		83,281	1,537,438
BP plc		449,347	3,287,125
British American Tobacco plc		45,675	2,573,814
British Land Co. plc (The) REIT		23,218	263,835
British Sky Broadcasting Group plc		25,053	357,335
BT Group plc		193,552	1,187,250
Bunzl plc		8,367	217,705
Burberry Group plc		10,759	262,435
Capita plc		15,613	293,921
Centrica plc		123,782	616,923
CNH Industrial NV		23,774	188,314
Cobham plc		29,128	137,129
Compass Group plc		41,234	665,072
Croda International plc		3,518	116,662
Diageo plc		61,311	1,768,340
Direct Line Insurance Group plc		37,809	179,948
Dixons Carphone plc		22,741	134,832
easyJet plc		3,729	85,811
G4S plc		35,619	144,433
GKN plc		41,089	211,591
GlaxoSmithKline plc		118,412	2,705,021
Hammerson plc REIT		16,762	155,610
Hargreaves Lansdown plc		5,780	88,212
HSBC Holdings plc (London Exchange)		464,537	4,720,294
ICAP plc		12,886	80,587
IMI plc		6,234	123,969
Imperial Tobacco Group plc		23,417	1,008,241
Inmarsat plc		10,921	123,875
InterContinental Hotels Group plc		5,578	215,095
International Consolidated Airlines Group SA	*	25,774	153,286
Intertek Group plc		3,711	157,270
Intu Properties plc REIT		20,021	104,305
ITV plc		90,839	305,008
J. Sainsbury plc		30,422	123,708
Johnson Matthey plc		4,874	229,842
Kingfisher plc		58,761	307,313
Land Securities Group plc REIT		19,040	319,687
Legal & General Group plc		145,484	538,338
Lloyds Banking Group plc	*	1,393,937	1,734,154
London Stock Exchange Group plc		5,667	171,015
Marks & Spencer Group plc		38,692	252,987
Meggitt plc		18,415	134,319
Melrose Industries plc		25,010	100,106
National Grid plc		91,267	1,311,954
Next plc		3,729	399,134
Old Mutual plc		118,000	346,125
Pearson plc		19,740	396,444
Persimmon plc	*	7,501	161,404
Petrofac Ltd.		6,704	112,333
Prudential plc		62,637	1,392,505
Reckitt Benckiser Group plc		15,892	1,373,985
Reed Elsevier NV		17,247	391,271
Reed Elsevier plc		27,923	446,406
Rexam plc		17,362	138,017
Rio Tinto Ltd.		10,709	557,683
Rio Tinto plc		31,069	1,522,377

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Rolls-Royce Holdings plc *	46,112	$717,671
Royal Bank of Scotland Group plc *	59,867	356,667
Royal Mail plc	14,826	93,928
RSA Insurance Group plc *	23,672	185,594
SABMiller plc	23,564	1,305,867
Sage Group plc (The)	25,222	148,979
Schroders plc	3,024	116,760
Segro plc REIT	18,528	108,745
Severn Trent plc	6,028	183,145
Smith & Nephew plc	21,552	362,540
Smiths Group plc	9,429	192,720
Sports Direct International plc *	6,001	59,962
SSE plc	23,950	599,717
Standard Chartered plc (London Exchange)	60,339	1,112,944
Standard Life plc	57,327	383,582
Subsea 7 SA	6,827	97,562
Tate & Lyle plc	11,052	105,346
Tesco plc	199,308	595,385
Travis Perkins plc	6,056	162,710
TUI Travel plc	12,574	79,139
Tullow Oil plc	22,677	236,432
Unilever NV CVA	39,778	1,578,596
Unilever plc	31,364	1,312,832
United Utilities Group plc	15,893	207,607
Vodafone Group plc	645,076	2,125,671
Weir Group plc (The)	5,346	215,900
Whitbread plc	4,293	288,472
William Hill plc	22,445	134,131
Wm Morrison Supermarkets plc	49,809	135,530
WPP plc	32,577	652,632

		58,042,455

United States—0.1%
Carnival plc	4,513	179,708

TOTAL COMMON STOCKS (Cost $289,425,189)		311,091,819

PREFERRED STOCKS—0.5%
Germany—0.5%
Bayerische Motoren Werke AG	1,259	102,115
Fuchs Petrolub SE	1,724	65,172
Henkel AG & Co. KGaA	4,391	437,135
Porsche Automobil Holding SE	3,795	302,737
Volkswagen AG	3,981	822,108

TOTAL PREFERRED STOCKS (Cost $1,405,916)		1,729,267

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.010% 12/11/2014
(Cost $174,996)		‡‡	$175,000	174,997

			Shares	Value
RIGHTS—0.0%
Italy—0.0%
Fiat SpA, Expires 10/06/14, Strike EUR 1.00		*‡d	20,459	—

Vantagepoint Overseas Equity Index Fund
		Shares	Value
RIGHTS—(Continued)
Spain—0.0%
Banco Bilbao Vizcaya Argentaria SA, Expires 10/13/14, Strike EUR 1.00	*	143,708	$14,339
Banco Popular Espanol SA, Expires 10/13/14, Strike EUR 1.00	*	44,254	615

			14,954

TOTAL RIGHTS (Cost $—)			14,954

MONEY MARKET FUNDS—4.5%
Institutional Money Market Funds—4.5%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	750,000	750,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%		¥9,526,474	9,526,474
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%	††¥	816,229	816,229
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.05%	††¥	750,000	750,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.06%	††¥	750,000	750,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.07%	††¥	750,000	750,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	††¥	750,000	750,000

TOTAL MONEY MARKET FUNDS (Cost $14,092,703)			14,092,703

TOTAL INVESTMENTS—103.3% (Cost $305,098,804)			327,103,740
Other assets less liabilities—(3.3%)			(10,483,323)

NET ASSETS—100.0%			$316,620,417

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Legend to the Schedule of Investments:

CDI	Chess Depository Interest
CVA	Dutch Certificate of Shares
FDR	Fiduciary Depository Receipt
REIT	Real Estate Investment Trust
RSP	Risparmio (Italian Savings Shares)
SDR	Swedish Depository Receipt
VVPR	Verlaagde Vooheffing Precompte Reduit (Belgian dividend coupon)

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at September 30, 2014.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $5,389)
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $39,507, which represents 0.0% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 100.0% of total 144A securities held.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Banks	13.7%
Pharmaceuticals	9.5%
Oil, Gas & Consumable Fuels	6.3%
Insurance	5.3%
Food Products	3.8%
Metals & Mining	3.5%
Automobiles	3.5%
Chemicals	3.2%
Diversified Telecommunication Services	3.2%
Machinery	2.5%
Beverages	2.4%
Capital Markets	1.9%
Real Estate Management & Development	1.9%
Food & Staples Retailing	1.7%
Wireless Telecommunication Services	1.7%
Electric Utilities	1.6%
Multi-Utilities	1.5%
Media	1.5%
Tobacco	1.5%
Textiles, Apparel & Luxury Goods	1.5%
Real Estate Investment Trusts (REITs)	1.5%
Industrial Conglomerates	1.5%
Electrical Equipment	1.3%
Trading Companies & Distributors	1.2%
Electronic Equipment, Instruments & Components	1.2%
Auto Components	1.2%
Hotels, Restaurants & Leisure	1.1%
Aerospace & Defense	1.1%
Road & Rail	1.0%
Specialty Retail	1.0%
Diversified Financial Services	1.0%
Technology Hardware, Storage & Peripherals	0.9%
Software	0.9%
Health Care Equipment & Supplies	0.7%
Household Products	0.7%
Household Durables	0.7%
Semiconductors & Semiconductor Equipment	0.7%
Construction & Engineering	0.7%
Personal Products	0.6%
Building Products	0.6%
Professional Services	0.6%
Construction Materials	0.6%
Energy Equipment & Services	0.5%
Commercial Services & Supplies	0.5%
Gas Utilities	0.5%
Health Care Providers & Services	0.4%
IT Services	0.4%
Air Freight & Logistics	0.4%
Transportation Infrastructure	0.4%
Communications Equipment	0.4%
Biotechnology	0.4%
Multiline Retail	0.3%
Marine	0.3%
Leisure Products	0.2%
Airlines	0.2%
Consumer Finance	0.1%
Life Sciences Tools & Services	0.1%
Paper & Forest Products	0.1%
Independent Power and Renewable Electricity Producers	0.1%
Containers & Packaging	0.1%
Internet Software & Services	0.1%
Internet & Catalog Retail	0.1%

Vantagepoint Overseas Equity Index Fund
COMMON STOCKS (continued)
Water Utilities	0.1%
Distributors	0.0%
Diversified Consumer Services	0.0%
Health Care Technology	0.0%

98.2%
PREFERRED STOCKS
Automobiles	0.4%
Household Products	0.1%
Chemicals	0.0%

0.5%
RIGHTS
Banks	0.0%
Automobiles	0.0%

0.0%
TOTAL COMMON STOCKS/PREFERRED STOCKS	98.7%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills	0.1%

MONEY MARKET FUNDS
Institutional Money Market Funds	4.5%

TOTAL INVESTMENTS	103.3%
Other assets less liabilities	(3.3)%

TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Model Portfolio Conservative Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—99.1%
Vantagepoint Aggressive Opportunities Fund Class T	712,694	$9,307,784
Vantagepoint Core Bond Index Fund Class T	10,772,334	109,877,806
Vantagepoint Discovery Fund Class T	873,176	9,238,198
Vantagepoint Diversifying Strategies Fund	5,728,183	59,859,515
Vantagepoint Equity Income Fund Class T	4,173,863	48,667,247
Vantagepoint Growth & Income Fund Class T	2,488,743	35,091,280
Vantagepoint Growth Fund Class T	2,398,674	32,262,166
Vantagepoint High Yield Fund Class T	6,626,686	64,610,188
Vantagepoint Inflation Focused Fund Class T	4,705,882	50,070,583
Vantagepoint International Fund Class T	3,809,924	42,252,062
Vantagepoint Low Duration Bond Fund Class T	18,281,056	184,821,472
Vantagepoint Select Value Fund Class T	1,273,274	16,934,539

Total Affiliated Mutual Funds (Cost $608,961,406)		662,992,840

EXCHANGE TRADED FUND—0.9%
Vanguard FTSE Emerging Markets ETF (Cost $5,744,306)	136,350	5,687,158

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $644,398)	¥644,398	644,398

TOTAL INVESTMENTS—100.1% (Cost $615,350,110)		669,324,396
Other assets less liabilities—(0.1%)		(582,582)

NET ASSETS—100.0%		$668,741,814

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Model Portfolio Traditional Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—98.4%
Vantagepoint Aggressive Opportunities Fund Class T	3,978,392	$51,957,801
Vantagepoint Core Bond Index Fund Class T	27,255,542	278,006,525
Vantagepoint Discovery Fund Class T	4,089,093	43,262,602
Vantagepoint Diversifying Strategies Fund	19,470,059	203,462,122
Vantagepoint Equity Income Fund Class T	16,157,204	188,392,998
Vantagepoint Growth & Income Fund Class T	13,764,138	194,074,341
Vantagepoint Growth Fund Class T	11,503,898	154,727,425
Vantagepoint High Yield Fund Class T	8,515,830	83,029,346
Vantagepoint Inflation Focused Fund Class T	5,440,521	57,887,147
Vantagepoint International Fund Class T	16,678,636	184,966,069
Vantagepoint Low Duration Bond Fund Class T	16,557,749	167,398,838
Vantagepoint Select Value Fund Class T	5,735,503	76,282,196

Total Affiliated Mutual Funds (Cost $1,423,457,796)		1,683,447,410

EXCHANGE TRADED FUND—1.6%
Vanguard FTSE Emerging Markets ETF (Cost $26,768,857)	633,900	26,439,969

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $1,145,942)	¥1,145,942	1,145,942

TOTAL INVESTMENTS—100.1% (Cost $1,451,372,595)		1,711,033,321
Other assets less liabilities—(0.1%)		(907,897)

NET ASSETS—100.0%		$1,710,125,424

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Model Portfolio Long-Term Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—98.0%
Vantagepoint Aggressive Opportunities Fund Class T	8,520,541	$111,278,271
Vantagepoint Core Bond Index Fund Class T	26,626,401	271,589,289
Vantagepoint Discovery Fund Class T	7,597,149	80,377,833
Vantagepoint Diversifying Strategies Fund	27,597,845	288,397,480
Vantagepoint Equity Income Fund Class T	28,234,669	329,216,241
Vantagepoint Growth & Income Fund Class T	23,253,386	327,872,740
Vantagepoint Growth Fund Class T	18,477,491	248,522,258
Vantagepoint High Yield Fund Class T	6,893,369	67,210,348
Vantagepoint International Fund Class T	27,878,929	309,177,320
Vantagepoint Select Value Fund Class T	11,423,905	151,937,942

Total Affiliated Mutual Funds (Cost $1,775,527,667)		2,185,579,722

EXCHANGE TRADED FUND—2.0%
Vanguard FTSE Emerging Markets ETF (Cost $46,015,140)	1,078,350	44,977,978

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $2,504,297)	¥2,504,297	2,504,297

TOTAL INVESTMENTS—100.1% (Cost $1,824,047,104)		2,233,061,997
Other assets less liabilities—(0.1%)		(2,000,810)

NET ASSETS—100.0%		$2,231,061,187

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Model Portfolio All- Equity Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—97.1%
Vantagepoint Aggressive Opportunities Fund Class T	6,642,997	$86,757,536
Vantagepoint Discovery Fund Class T	5,443,745	57,594,824
Vantagepoint Equity Income Fund Class T	18,553,499	216,333,804
Vantagepoint Growth & Income Fund Class T	11,563,663	163,047,649
Vantagepoint Growth Fund Class T	9,930,130	133,560,253
Vantagepoint International Fund Class T	14,293,453	158,514,394
Vantagepoint Select Value Fund Class T	7,207,324	95,857,414

Total Affiliated Mutual Funds (Cost $700,371,942)		911,665,874

EXCHANGE TRADED FUND—2.9%
Vanguard FTSE Emerging Markets ETF (Cost $27,896,030)	658,850	27,480,633

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $1,208,739)	¥1,208,739	1,208,739

TOTAL INVESTMENTS—100.1% (Cost $729,476,711)		940,355,246
Other assets less liabilities—(0.1%)		(759,098)

NET ASSETS—100.0%		$939,596,148

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Milestone Retirement Income Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—98.8%
Vantagepoint Aggressive Opportunities Fund Class T	88,973	$1,161,992
Vantagepoint Core Bond Index Fund Class T	6,827,036	69,635,767
Vantagepoint Discovery Fund Class T	108,438	1,147,277
Vantagepoint Diversifying Strategies Fund	2,229,875	23,302,189
Vantagepoint Equity Income Fund Class T	2,099,018	24,474,553
Vantagepoint Growth & Income Fund Class T	1,743,698	24,586,148
Vantagepoint Growth Fund Class T	689,225	9,270,076
Vantagepoint High Yield Fund Class T	1,920,905	18,728,824
Vantagepoint Inflation Focused Fund Class T	3,320,967	35,335,093
Vantagepoint International Fund Class T	1,878,527	20,832,860
Vantagepoint Low Duration Bond Fund Class T	8,757,256	88,535,862
Vantagepoint Mid/Small Company Index Fund Class T	648,660	12,849,953
Vantagepoint Select Value Fund Class T	87,155	1,159,168

Total Affiliated Mutual Funds (Cost $322,115,192)		331,019,762

EXCHANGE TRADED FUND—1.2%
Vanguard FTSE Emerging Markets ETF (Cost $4,071,855)	96,500	4,025,015

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $226,458)	¥226,458	226,458

TOTAL INVESTMENTS—100.1% (Cost $326,413,505)		335,271,235
Other assets less liabilities—(0.1%)		(200,397)

NET ASSETS—100.0%		$335,070,838

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Milestone 2010 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—98.7%
Vantagepoint Aggressive Opportunities Fund Class T	39,498	$515,847
Vantagepoint Core Bond Index Fund Class T	6,164,258	62,875,433
Vantagepoint Discovery Fund Class T	47,948	507,287
Vantagepoint Diversifying Strategies Fund	2,693,839	28,150,620
Vantagepoint Equity Income Fund Class T	2,121,553	24,737,311
Vantagepoint Growth & Income Fund Class T	1,448,238	20,420,152
Vantagepoint Growth Fund Class T	1,109,538	14,923,287
Vantagepoint High Yield Fund Class T	1,705,351	16,627,175
Vantagepoint Inflation Focused Fund Class T	2,673,270	28,443,590
Vantagepoint International Fund Class T	1,835,846	20,359,527
Vantagepoint Low Duration Bond Fund Class T	5,424,897	54,845,713
Vantagepoint Mid/Small Company Index Fund Class T	693,488	13,737,998
Vantagepoint Select Value Fund Class T	38,658	514,150

Total Affiliated Mutual Funds (Cost $272,181,642)		286,658,090

EXCHANGE TRADED FUND—1.3%
Vanguard FTSE Emerging Markets ETF (Cost $3,655,411)	86,800	3,620,428

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $238,976)	¥238,976	238,976

TOTAL INVESTMENTS—100.1% (Cost $276,076,029)		290,517,494
Other assets less liabilities—(0.1%)		(218,761)

NET ASSETS—100.0%		$290,298,733

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Milestone 2015 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—98.2%
Vantagepoint Aggressive Opportunities Fund Class T	211,311	$2,759,716
Vantagepoint Core Bond Index Fund Class T	10,687,480	109,012,292
Vantagepoint Discovery Fund Class T	258,048	2,730,147
Vantagepoint Diversifying Strategies Fund	6,616,070	69,137,932
Vantagepoint Equity Income Fund Class T	4,815,787	56,152,079
Vantagepoint Growth & Income Fund Class T	3,051,390	43,024,603
Vantagepoint Growth Fund Class T	2,681,739	36,069,390
Vantagepoint High Yield Fund Class T	2,744,056	26,754,545
Vantagepoint Inflation Focused Fund Class T	3,521,053	37,464,006
Vantagepoint International Fund Class T	4,421,625	49,035,824
Vantagepoint Low Duration Bond Fund Class T	9,290,491	93,926,862
Vantagepoint Mid/Small Company Index Fund Class T	1,460,538	28,933,264
Vantagepoint Select Value Fund Class T	207,251	2,756,436

Total Affiliated Mutual Funds (Cost $516,647,915)		557,757,096

EXCHANGE TRADED FUND—1.7%
Vanguard FTSE Emerging Markets ETF (Cost $9,848,986)	232,550	9,699,661

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $595,753)	¥595,753	595,753

TOTAL INVESTMENTS—100.0% (Cost $527,092,654)		568,052,510
Other assets less liabilities—(0.0%)		(226,089)

NET ASSETS—100.0%		$567,826,421

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Milestone 2020 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—98.0%
Vantagepoint Aggressive Opportunities Fund Class T	323,306	$4,222,379
Vantagepoint Core Bond Index Fund Class T	13,463,229	137,324,939
Vantagepoint Discovery Fund Class T	394,548	4,174,315
Vantagepoint Diversifying Strategies Fund	8,935,248	93,373,340
Vantagepoint Equity Income Fund Class T	7,420,991	86,528,760
Vantagepoint Growth & Income Fund Class T	4,688,914	66,113,681
Vantagepoint Growth Fund Class T	3,916,797	52,680,919
Vantagepoint High Yield Fund Class T	3,168,628	30,894,120
Vantagepoint Inflation Focused Fund Class T	2,861,652	30,447,983
Vantagepoint International Fund Class T	6,577,913	72,949,061
Vantagepoint Low Duration Bond Fund Class T	7,968,238	80,558,881
Vantagepoint Mid/Small Company Index Fund Class T	2,225,852	44,094,122
Vantagepoint Select Value Fund Class T	317,005	4,216,164

Total Affiliated Mutual Funds (Cost $639,212,359)		707,578,664

EXCHANGE TRADED FUND—2.0%
Vanguard FTSE Emerging Markets ETF (Cost $14,615,822)	346,200	14,440,002

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $665,410)	¥665,410	665,410

TOTAL INVESTMENTS—100.1% (Cost $654,493,591)		722,684,076
Other assets less liabilities—(0.1%)		(516,295)

NET ASSETS—100.0%		$722,167,781

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Milestone 2025 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—97.5%
Vantagepoint Aggressive Opportunities Fund Class T	310,470	$4,054,741
Vantagepoint Core Bond Index Fund Class T	9,531,274	97,218,997
Vantagepoint Discovery Fund Class T	379,312	4,013,123
Vantagepoint Diversifying Strategies Fund	8,369,046	87,456,526
Vantagepoint Equity Income Fund Class T	7,492,471	87,362,215
Vantagepoint Growth & Income Fund Class T	4,366,308	61,564,946
Vantagepoint Growth Fund Class T	3,900,010	52,455,133
Vantagepoint High Yield Fund Class T	2,611,587	25,462,970
Vantagepoint Inflation Focused Fund Class T	1,011,028	10,757,335
Vantagepoint International Fund Class T	6,326,299	70,158,655
Vantagepoint Low Duration Bond Fund Class T	4,662,611	47,139,001
Vantagepoint Mid/Small Company Index Fund Class T	2,115,694	41,911,903
Vantagepoint Select Value Fund Class T	304,273	4,046,827

Total Affiliated Mutual Funds (Cost $525,834,197)		593,602,372

EXCHANGE TRADED FUND—2.5%
Vanguard FTSE Emerging Markets ETF (Cost $15,160,348)	359,850	15,009,344

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $646,068)	¥646,068	646,068

TOTAL INVESTMENTS—100.1% (Cost $541,640,613)		609,257,784
Other assets less liabilities—(0.1%)		(463,370)

NET ASSETS—100.0%		$608,794,414

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Milestone 2030 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—97.1%
Vantagepoint Aggressive Opportunities Fund Class T	296,465	$3,871,829
Vantagepoint Core Bond Index Fund Class T	6,629,401	67,619,887
Vantagepoint Discovery Fund Class T	362,428	3,834,483
Vantagepoint Diversifying Strategies Fund	7,149,835	74,715,773
Vantagepoint Equity Income Fund Class T	7,012,995	81,771,525
Vantagepoint Growth & Income Fund Class T	3,694,382	52,090,789
Vantagepoint Growth Fund Class T	3,902,747	52,491,954
Vantagepoint High Yield Fund Class T	1,724,422	16,813,119
Vantagepoint Inflation Focused Fund Class T	299,974	3,191,727
Vantagepoint International Fund Class T	6,049,684	67,090,995
Vantagepoint Low Duration Bond Fund Class T	1,733,363	17,524,295
Vantagepoint Mid/Small Company Index Fund Class T	2,034,173	40,296,963
Vantagepoint Select Value Fund Class T	290,737	3,866,807

Total Affiliated Mutual Funds (Cost $423,965,193)		485,180,146

EXCHANGE TRADED FUND—2.8%
Vanguard FTSE Emerging Markets ETF (Cost $14,290,670)	339,450	14,158,459

MONEY MARKET FUND—0.2%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $847,811)	¥847,811	847,811

TOTAL INVESTMENTS—100.1% (Cost $439,103,674)		500,186,416
Other assets less liabilities—(0.1%)		(659,834)

NET ASSETS—100.0%		$499,526,582

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Milestone 2035 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—96.7%
Vantagepoint Aggressive Opportunities Fund Class T	233,078	$3,043,996
Vantagepoint Core Bond Index Fund Class T	3,200,466	32,644,756
Vantagepoint Discovery Fund Class T	284,927	3,014,533
Vantagepoint Diversifying Strategies Fund	4,983,921	52,081,975
Vantagepoint Equity Income Fund Class T	5,728,026	66,788,779
Vantagepoint Growth & Income Fund Class T	2,904,344	40,951,251
Vantagepoint Growth Fund Class T	2,977,635	40,049,196
Vantagepoint High Yield Fund Class T	761,273	7,422,414
Vantagepoint Inflation Focused Fund Class T	49,892	530,853
Vantagepoint International Fund Class T	4,805,778	53,296,072
Vantagepoint Low Duration Bond Fund Class T	200,009	2,022,087
Vantagepoint Mid/Small Company Index Fund Class T	1,603,537	31,766,075
Vantagepoint Select Value Fund Class T	228,662	3,041,200

Total Affiliated Mutual Funds (Cost $289,826,685)		336,653,187

EXCHANGE TRADED FUND—3.2%
Vanguard FTSE Emerging Markets ETF (Cost $11,188,792)	265,200	11,061,492

MONEY MARKET FUND—0.2%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $577,105)	¥577,105	577,105

TOTAL INVESTMENTS—100.1% (Cost $301,592,582)		348,291,784
Other assets less liabilities—(0.1%)		(415,642)

NET ASSETS—100.0%		$347,876,142

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Milestone 2040 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—96.5%
Vantagepoint Aggressive Opportunities Fund Class T	247,342	$3,230,292
Vantagepoint Core Bond Index Fund Class T	1,188,352	12,121,192
Vantagepoint Discovery Fund Class T	303,115	3,206,957
Vantagepoint Diversifying Strategies Fund	4,844,124	50,621,100
Vantagepoint Equity Income Fund Class T	6,410,606	74,747,667
Vantagepoint Growth & Income Fund Class T	2,979,332	42,008,582
Vantagepoint Growth Fund Class T	3,119,315	41,954,782
Vantagepoint High Yield Fund Class T	425,481	4,148,444
Vantagepoint International Fund Class T	5,126,370	56,851,446
Vantagepoint Mid/Small Company Index Fund Class T	1,705,793	33,791,751
Vantagepoint Select Value Fund Class T	242,742	3,228,467

Total Affiliated Mutual Funds (Cost $275,248,837)		325,910,680

EXCHANGE TRADED FUND—3.4%
Vanguard FTSE Emerging Markets ETF (Cost $11,710,307)	277,850	11,589,123

MONEY MARKET FUND—0.2%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $662,519)	¥662,519	662,519

TOTAL INVESTMENTS—100.1% (Cost $287,621,663)		338,162,322
Other assets less liabilities—(0.1%)		(494,933)

NET ASSETS—100.0%		$337,667,389

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Milestone 2045 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—96.3%
Vantagepoint Aggressive Opportunities Fund Class T	96,265	$1,257,218
Vantagepoint Discovery Fund Class T	118,092	1,249,417
Vantagepoint Diversifying Strategies Fund	1,807,296	18,886,242
Vantagepoint Equity Income Fund Class T	2,593,092	30,235,456
Vantagepoint Growth & Income Fund Class T	1,024,578	14,446,551
Vantagepoint Growth Fund Class T	1,314,279	17,677,049
Vantagepoint High Yield Fund Class T	130,237	1,269,807
Vantagepoint International Fund Class T	1,984,966	22,013,270
Vantagepoint Mid/Small Company Index Fund Class T	660,934	13,093,110
Vantagepoint Select Value Fund Class T	94,455	1,256,254

Total Affiliated Mutual Funds (Cost $108,760,113)		121,384,374

EXCHANGE TRADED FUND—3.7%
Vanguard FTSE Emerging Markets ETF (Cost $4,636,931)	110,950	4,627,725

MONEY MARKET FUND—0.2%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $283,131)	¥283,131	283,131

TOTAL INVESTMENTS—100.2% (Cost $113,680,175)		126,295,230
Other assets less liabilities—(0.2%)		(215,657)

NET ASSETS—100.0%		$126,079,573

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Vantagepoint Milestone 2050 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—96.4%
Vantagepoint Aggressive Opportunities Fund Class T	28,765	$375,673
Vantagepoint Discovery Fund Class T	35,409	374,630
Vantagepoint Diversifying Strategies Fund	540,067	5,643,702
Vantagepoint Equity Income Fund Class T	774,921	9,035,581
Vantagepoint Growth & Income Fund Class T	307,219	4,331,781
Vantagepoint Growth Fund Class T	390,730	5,255,325
Vantagepoint High Yield Fund Class T	38,924	379,505
Vantagepoint International Fund Class T	593,659	6,583,677
Vantagepoint Mid/Small Company Index Fund Class T	197,748	3,917,396
Vantagepoint Select Value Fund Class T	28,246	375,672

Total Affiliated Mutual Funds (Cost $34,969,374)		36,272,942

EXCHANGE TRADED FUND—3.6%
Vanguard FTSE Emerging Markets ETF (Cost $1,382,233)	33,050	1,378,515

MONEY MARKET FUND—0.3%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $105,518)	¥105,518	105,518

TOTAL INVESTMENTS—100.3% (Cost $36,457,125)		37,756,975
Other assets less liabilities—(0.3%)		(120,190)

NET ASSETS—100.0%		$37,636,785

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)

Fair Value Measurements

The Board has established procedures for valuing portfolio securities and other assets (the “Valuation Procedures”). Pursuant to the Valuation Procedures, if market quotations are not readily available (or otherwise reliable) for a particular security or other asset, a fund must use the fair value of the asset, as determined in good faith by the Board (or its appointee). The Valuation Procedures include guidelines for making fair value determinations (the “Guidelines”). The Board has appointed a pricing committee (the “Pricing Committee”) for the purpose of implementing the Guidelines. The Pricing Committee includes representatives from VIA and officers of the Company. When applicable under the Valuation Procedures, the Pricing Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available (or otherwise reliable), based on the Guidelines, and reports such determinations to the Board.

The types of securities or other assets for which such fair value pricing may be necessary include, but are not limited to: certain foreign securities, securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed income securities for which there is no current market value quotation; and securities that are restricted as to transfer or resale; and certain derivatives. The need to fair value a fund’s portfolio securities or other assets may also result from low trading volume in foreign markets or thinly traded domestic securities, such as certain small cap securities. Securities or other assets may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time a fund calculates its NAV because an event that will affect their value has occurred since the closing prices were established on the relevant domestic or foreign exchange or market but before the fund’s NAV calculation.

In making a fair value determination for a given security or asset, the Pricing Committee considers one or more of the following factors regarding the security or other asset, as appropriate: fundamental analytical data relating to the investment in the security; nature and duration of any restriction on the disposition of the security; evaluation of the forces that influence the market in which the security is purchased and sold; type of security or asset; financial statements of issuer; cost at date of purchase; size of holding; discount from market value of unrestricted securities of the same class at the time of purchase; special reports prepared by analysts; information as to any transactions or offers with respect to the security or asset; existence of merger proposals or tender offers affecting the security or asset; price and extent of public trading in similar securities or other instruments of the issuer or comparable companies and other relevant matters; most recent closing market prices; existence of shelf registration for restricted securities; existence of any undertaking to register the security; other acceptable methods of valuing securities or other assets based on: (a) earnings multiples; (b) a discount from market of a similar freely traded security or other instrument; (c) yield to maturity with respect to debt issues; or (d) a combination of these methods; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities or other instruments traded on other markets, exchanges, or among dealers; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events and factors; with respect to securities or other instruments traded on foreign markets: (a) the value of foreign securities traded on other foreign markets; (b) ADR trading; (c) closed-end fund trading; (d) foreign currency exchange activity; and (e) the trading prices of financial products that are tied to baskets of foreign securities or other assets; with respect to an emergency or other unusual situation, an evaluation of (a) the nature and duration of the event; (b) the forces influencing the operation of the financial markets; (c) the factors relating to the event that precipitated the problem; (d) whether the event is likely to recur; (e) whether the effects of the event are isolated or whether they affect entire markets, countries, or regions; quotations obtained from one or more broker-dealers of the prices at which they would be willing to buy the security or other asset; and Black-Scholes model for valuing rights, warrants and financial contracts (and similarly structured instruments).

The Pricing Committee reviews its previous fair value determinations on a monthly basis or more frequently as necessary. Fair value processes and controls, and fair value determinations, are subject to review by the Chief Compliance Officer of the Company and by the Board.

Valuing securities or other assets at fair value involves greater reliance on judgment than valuing securities that have readily available (and otherwise reliable) market quotations. There can be no assurance that the fund could obtain the fair value assigned to a security or instrument if it were to sell the security or other asset at approximately the time at which the fund determines its NAV per share. As a result, the fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

The Company adopted FASB ASC 820, Fair Value Measurements and Disclosures, effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments

Level 2—	other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

Level 3—	significant unobservable inputs (including the fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The significant unobservable inputs used in the fair value measurement of the fund’s investments include the probability of default, loss severity in the event of default, increases in market interest rates, downgrades to the issuer’s credit rating, potential for insolvency, government actions or pronouncements, and other financial and non-financial news. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the inputs used for fair valuations are accompanied by directionally similar changes in the assumption used for fair valuation determinations.

Investment Policy and Security Valuation

All equity securities that are traded on a national securities exchange (other than NASDAQ Global/Global Select and Capital Market securities traded primarily on the Nasdaq Stock Market, Inc. exchange (“NASDAQ”)) held by each fund normally will be valued at the last reported sale price or official close price (if available) on the exchange on which the security is primarily traded, and are categorized as Level 1 in the fair value hierarchy. If, on a particular day, an exchange-traded security does not trade on its primary exchange, then the price normally will be the mean between the closing bid and closing offer reported to the primary exchange and made available to quotation vendors or disseminated through an automated quotation system, or obtained by a pricing service from other quotation sources believed to be reliable and is generally categorized as Level 2 in the fair value hierarchy. NASDAQ Global/Global Select and Capital Market securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on any given day, no NOCP is available, the price of such securities normally will be the mean between the closing bid and closing offer reported on NASDAQ prior to the calculation of the net asset value (“NAV”) of a fund and are generally categorized as Level 1 in the fair value hierarchy. All equity securities not traded on a national securities exchange (“OTC Equities”) normally will be priced at the last reported sale price in the over-the-counter market and are generally categorized as Level 1 in the fair value hierarchy. If an OTC Equity does not trade in an over-the-counter market on a particular day, then the price normally will be the mean between the closing bid and closing offer obtained from a quotation service or other source believed to be reliable and is generally categorized as Level 1 in the fair value hierarchy. Prices for debt instruments and floating rate loans normally will be obtained from a pricing service. In determining prices, the pricing service may employ methodologies designed to identify the market value of debt instruments, which may include reference to actual market transactions, broker-dealer supplied quotations or valuations, matrix pricing, or other valuation techniques. These techniques generally consider such factors as securities’ prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations and are generally categorized as Level 2 in the fair value hierarchy. In the event a pricing service is unable to provide a price for a particular security, the security may be priced based on the average of two or more independent broker-dealer quotations and is generally categorized as Level 2 or Level 3 in the fair value hierarchy. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with the Guidelines and is generally categorized as Level 2 or Level 3 in the fair value hierarchy depending on the observability of market inputs. Except for certain foreign equity securities described later in this note, foreign exchange traded securities are valued in the same manner as domestic exchange traded equity securities and are generally categorized as Level 1 in the fair value hierarchy.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Shares of the underlying funds in which the Model Portfolio and Milestone Funds invest are valued by using the underlying funds’ current NAVs for purchase and/or redemption orders that day and are categorized as Level 1 in the hierarchy.

Valuation of Certain Foreign Equity Securities

For foreign equity securities that are primarily traded in markets outside North and South America, the Board has approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security, which are generally categorized as Level 2 in the fair value hierarchy. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the funds that are primarily traded in markets outside North and South America which are generally categorized as Level 2 in the fair value hierarchy. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s Valuation Procedures and are generally categorized as Level 2 or Level 3 in the fair value hierarchy.

The valuation techniques used by the funds to measure fair value during the nine month period ended September 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized fair value techniques such as a multi dimensional relational pricing model and option adjusted spread pricing to estimate prices that would have prevailed in a liquid market given information available at the time of evaluation.

The following is a summary of the inputs used as of September 30, 2014, in valuing each fund’s investments carried at value:

Low Duration Bond Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$419,565,113	$—	$419,565,113
Floating Rate Loans	—	4,995,121	—	4,995,121
Mortgage-Backed Securities	—	41,520,839	—	41,520,839
U.S. Treasury Obligations	—	181,355,093	—	181,355,093
Government Related Obligations	—	26,983,445	—	26,983,445
Asset-Backed Securities	—	110,684,083	—	110,684,083
Money Market Funds	50,403,028	—	—	50,403,028

Total Investments in Securities	$50,403,028	$785,103,694	$—	$835,506,722

Derivative Instruments:
Assets:
Futures	32,163	—	—	32,163
Forward Currency Contracts	—	18,951	—	18,951

Total Assets	$32,163	$18,951	$—	$51,114

Liabilities:
Futures	(3,999)	—	—	(3,999)

Total Liabilities	$(3,999)	$—	$—	$(3,999)

Total Derivative Instruments	$28,164	$18,951	$—	$47,115

Inflation Focused Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$12,585,931	$—	$12,585,931
Mortgage-Backed Securities	—	2,949,258	—	2,949,258
U.S. Treasury Obligations	—	477,052,016	—	477,052,016
Government Related Obligations	—	7,242,545	—	7,242,545
Asset-Backed Securities	—	2,633,314	—	2,633,314
Purchased Options	29,250	—	—	29,250
Certificates of Deposit	—	1,000,049	—	1,000,049
Money Market Funds	27,832,505	—	—	27,832,505

Total Investments in Securities	$27,861,755	$503,463,113	$—	$531,324,868

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Derivative Instruments:
Assets:
Futures	169,607	—	—	169,607
Swap Agreements	—	11,296	—	11,296

Total Assets	$169,607	$11,296	$—	$180,903

Liabilities:
Written Options	—	(21,347)	—	(21,347)
Futures	(53,514)	—	—	(53,514)
Swap Agreements	—	(1,300,147)	—	(1,300,147)

Total Liabilities	$(53,514)	$(1,321,494)	$—	$(1,375,008)

Total Derivative Instruments	$116,093	$(1,310,198)	$—	$(1,194,105)

High Yield Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Preferred Stocks	$399,150	$—	$—	$399,150
Convertible Preferred Stocks	—	185,725	—	185,725
Corporate Obligations	—	343,177,898	—	343,177,898
Floating Rate Loans	—	769,321	—	769,321
Money Market Funds	36,290,939	—	—	36,290,939

Total Investments in Securities	$36,690,089	$344,132,944	$—	$380,823,033

Derivative Instruments:
Assets:
Forward Currency Contracts	—	81,265	—	81,265

Total Assets	$—	$81,265	$—	$81,265

Liabilities:
Futures	(24,531)	—	—	(24,531)
Forward Currency Contracts	—	(16,837)	—	(16,837)

Total Liabilities	$(24,531)	$(16,837)	$—	$(41,368)

Total Derivative Instruments	$(24,531)	$64,428	$—	$39,897

Equity Income Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$2,156,941,934	$78,838,158	$—	$2,235,780,092
Money Market Funds	149,651,401	—	—	149,651,401

Total Investments in Securities	$2,306,593,335	$78,838,158	$—	$2,385,431,493

Growth & Income Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,496,722,398	$83,090,462	$—	$1,579,812,860
Money Market Funds	85,305,254	—	—	85,305,254

Total Investments in Securities	$1,582,027,652	$83,090,462	$—	$1,665,118,114

Growth Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$2,188,615,030	$—	$—	$2,188,615,030
Money Market Funds	92,143,581	—	—	92,143,581

Total Investments in Securities	$2,280,758,611	$—	$—	$2,280,758,611

Select Value Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$421,761,144	$—	$—	$421,761,144
Money Market Funds	32,239,525	—	—	32,239,525

Total Investments in Securities	$454,000,669	$—	$—	$454,000,669

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Aggressive Opportunities Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,046,483,670	$18,651,604	$—	$1,065,135,274
Money Market Funds	64,194,912	—	—	64,194,912

Total Investments in Securities	$1,110,678,582	$18,651,604	$—	$1,129,330,186

Discovery Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$124,011,532	$1,388,249	$—	$125,399,781
Corporate Obligations	—	64,399,115	—	64,399,115
Mortgage-Backed Securities	—	12,117,729	—	12,117,729
U.S. Treasury Obligations	—	37,893,949	—	37,893,949
Government Related Obligations	—	5,086,550	—	5,086,550
Asset-Backed Securities	—	10,525,553	—	10,525,553
Money Market Funds	26,070,057	—	—	26,070,057

Total Investments in Securities	$150,081,589	$131,411,145	$—	$281,492,734

Derivative Instruments:
Liabilities:
Futures	(6,493,091)	—	—	(6,493,091)

Total Liabilities	$(6,493,091)	$—	$—	$(6,493,091)

Total Derivative Instruments	$(6,493,091)	$—	$—	$(6,493,091)

International Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$161,798,379	$1,279,740,880	$—	$1,441,539,259
Preferred Stocks	—	4,699,559	—	4,699,559
Money Market Funds	59,138,733	—	—	59,138,733

Total Investments in Securities	$220,937,112	$1,284,440,439	$—	$1,505,377,551

Derivative Instruments:
Assets:
Forward Currency Contracts	—	19,207	—	19,207

Total Assets	$—	$19,207	$—	$19,207

Total Derivative Instruments	$—	$19,207	$—	$19,207

Diversifying Strategies Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$51,801,433	$—	$—	$51,801,433
Convertible Preferred Stocks	12,374,920	5,939,327	—	18,314,247
Corporate Obligations	—	350,878,951	—	350,878,951
Floating Rate Loans	—	4,153,855	—	4,153,855
Mortgage-Backed Securities	—	69,004,799	—	69,004,799
Convertible Debt Obligations	—	381,689,541	—	381,689,541
U.S. Treasury Obligations	—	94,884,676	—	94,884,676
Government Related Obligations	—	16,908,038	—	16,908,038
Asset-Backed Securities	—	44,354,779	—	44,354,779
Money Market Funds	29,734,251	—	—	29,734,251

Total Investments in Securities	$93,910,604	$967,813,966	$—	$1,061,724,570

Derivative Instruments:
Assets:
Futures	27,408	—	—	27,408
Forward Currency Contracts	—	164,251	—	164,251

Total Assets	$27,408	$164,251	$—	$191,659

Liabilities:
Futures	(15,340,731)	—	—	(15,340,731)

Total Liabilities	$(15,340,731)	$—	$—	$(15,340,731)

Total Derivative Instruments	$(15,313,323)	$164,251	$—	$(15,149,072)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Core Bond Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$401,656,506	$—	$401,656,506
Mortgage-Backed Securities	—	517,822,053	—	517,822,053
U.S. Treasury Obligations	—	577,487,866	—	577,487,866
Government Related Obligations	—	154,286,624	—	154,286,624
Asset-Backed Securities	—	8,145,691	—	8,145,691
Money Market Funds	143,284,336	—	—	143,284,336

Total Investments in Securities	$143,284,336	$1,659,398,740	$—	$1,802,683,076

500 Stock Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$744,485,392	$—	$—	$744,485,392
U.S. Treasury Obligations	—	874,978	—	874,978
Money Market Funds	37,322,593	—	—	37,322,593

Total Investments in Securities	$781,807,985	$874,978	$—	$782,682,963

Derivative Instruments:
Liabilities:
Futures	(173,981)	—	—	(173,981)

Total Liabilities	$(173,981)	$—	$—	$(173,981)

Total Derivative Instruments	$(173,981)	$—	$—	$(173,981)

Broad Market Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$822,395,971	$—	$—	$822,395,971
U.S. Treasury Obligations	—	784,981	—	784,981
Rights	—	12,143	—	12,143
Warrants	—	929	—	929
Money Market Funds	36,589,666	—	—	36,589,666

Total Investments in Securities	$858,985,637	$798,053	$—	$859,783,690

Derivative Instruments:
Liabilities:
Futures	(241,377)	—	—	(241,377)

Total Liabilities	$(241,377)	$—	$—	$(241,377)

Total Derivative Instruments	$(241,377)	$—	$—	$(241,377)

Mid/Small Company Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$704,284,077	$—	$—	$704,284,077
U.S. Treasury Obligations	—	1,059,966	—	1,059,966
Rights	—	37,973	—	37,973
Warrants	—	2,843	—	2,843
Money Market Funds	80,432,784	—	—	80,432,784

Total Investments in Securities	$784,716,861	$1,100,782	$—	$785,817,643

Derivative Instruments:
Liabilities:
Futures	(814,254)	—	—	(814,254)

Total Liabilities	$(814,254)	$—	$—	$(814,254)

Total Derivative Instruments	$(814,254)	$—	$—	$(814,254)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Overseas Equity Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$16,215	$311,075,604	$—	$311,091,819
Preferred Stocks	—	1,729,267	—	1,729,267
U.S. Treasury Obligations	—	174,997	—	174,997
Rights	—	14,954	—	14,954
Money Market Funds	14,092,703	—	—	14,092,703

Total Investments in Securities	$14,108,918	$312,994,822	$—	$327,103,740

Derivative Instruments:
Liabilities:
Futures	(75,087)	—	—	(75,087)

Total Liabilities	$(75,087)	$—	$—	$(75,087)

Total Derivative Instruments	$(75,087)	$—	$—	$(75,087)

See Schedule of Investments for identification of securities by industry classification.

As of September 30, 2014 the funds did not hold significant investments in Level 3. During the year-to-date period ended September 30, 2014, the Equity Income Fund, Growth & Income Fund, Aggressive Opportunities Fund, International Fund, Broad Market Index Fund, Mid/Small Company Index Fund, and Overseas Equity Index Fund had securities transferred between Level 1 and Level 2 with a total market value of $31,274,800, $64,854,974, $14,569,132, $13,382,015, $226,271, $905,225 and $869,932 or 1.3%, 3.9%, 1.3%, 0.9%, 0.0%, 0.1%, and 0.3% of the net assets of each respective fund. There were no transfers within other funds.

When Issued Securities

The funds may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of the securities is subject to market fluctuation beginning on the purchase commitment date. Typically, no income accrues on securities that a fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has segregated to cover these positions.

To Be Announced (“TBA”) Securities

A TBA is a forward mortgage-backed securities trade. Pass-through securities issued by Freddie Mac, Fannie Mae and Ginnie Mae trade in the TBA market. The term TBA is derived from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made. The securities are “to be announced” 48 hours prior to the established trade settlement date. The fund also relies on the seller to complete the transaction. The seller’s failure to do so may cause a fund to miss a price or yield considered advantageous to the fund, and a fund bears the risk of loss in the event of the default or bankruptcy of the seller.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies will be translated (but not actually converted) into U.S. dollars daily at the closing spot rates supplied by the WM/Reuters Intraday Spot exchange rates provided as of 4:00 pm Eastern Time. Purchases and sales of securities, income receipts and expense payments are translated (but not actually converted) into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Currency symbols utilized throughout the notes to these financial statements are defined as follows:

AUD	— Australian Dollar
EUR	— European Monetary Unit
GBP	— British Pound
USD	— U.S. Dollar

Options (other than Swaptions)

Exchange traded options normally will be priced based on the last reported sale price or official closing price (if available) on the exchange on which the option is primarily traded, as provided by a pricing service. If on a particular day, an option does not trade on its primary exchange, the fund’s custodian will calculate and use the mean between the closing bid and closing offer reported to the exchange and obtained from a pricing service and such options are generally categorized as Level 1 in the hierarchy.

Purchased options on Euro-Bund futures trade on foreign exchanges and are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value. There is no premium paid at the time of purchase. These options are generally categorized as Level 1 in the hierarchy.

Non-exchange traded (i.e., over-the-counter) options normally will be priced using an option valuation model, which incorporates relevant parameters (e.g., implied volatility; current value of underlier). Such prices will be provided by a pricing service and these options are generally categorized as Level 2 in the hierarchy.

In the event a pricing service is unable to provide a price for a particular option, the option may be priced based on the average of two or more independent broker-dealer quotations, pursuant to the Valuation Procedures, or at its fair value determined in accordance with the Valuation Procedures and is generally categorized as Level 2 in the hierarchy.

Futures

Futures contracts normally will be priced at their settlement prices established and reported each day on the exchange on which they are traded, as provided by a pricing service and are generally categorized as Level 1 in the hierarchy. In the event a pricing service is unable to provide a price for a particular futures contract, the value of the contract will be priced at its fair value in accordance with the Valuation Procedures and generally such futures are categorized as Level 2 in the hierarchy.

Futures exchange abbreviations utilized throughout the notes to these financial statements are defined as follows:

CBT	— Chicago Board of Trade Exchange
CME	— Chicago Mercantile Exchange
NYF	— New York Futures Exchange

Forward Foreign Currency Contracts

Forward foreign currency contracts normally will be priced using the WM/Reuters Intraday Forwards rates provided as of 4:00 pm Eastern Time. In the event WM/Reuters (or a designated pricing service) is unable to provide a rate for a particular contract, the fair value of the contract will be determined in accordance with the Valuation Procedures and generally such contracts are categorized as Level 2 in the hierarchy.

Interest Rate Swaps and Inflation Swaps

Interest rate and inflation swaps normally will be priced based on the applicable swap valuation model (i.e., interest rate or inflation) which incorporates a snapshot of the relevant swap curve (interest rate curve or inflation rate curve, as applicable). Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swap, the swap will be priced at its fair value in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Interest Rate Swaptions

Interest rate swaptions normally will be priced based on a snapshot taken of the relevant swap curve, deriving an implied volatility surface from actual and/or indicative broker-dealer swaption prices, and combining them in a swaption valuation model. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swaption, the swaption will be priced at its fair value in accordance with the Valuation Procedures and generally such swaptions are categorized as Level 2 in the hierarchy.

Total Return Swaps

Total return swaps are normally priced based on a valuation model that incorporates cash flow forecasts for the reference asset and a snapshot of the relevant interest rate swap curve. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular total return swap, the total return swap will be priced at its fair value in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Floating Rate Loans

Floating rate loans are debt securities or other interests issued by companies or other entities with floating interest rates that reset periodically. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower (e.g., common stock or other debt instrument types) in the event of bankruptcy. Floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Floating rate loans may be acquired from a lender or through the agent as an assignment from another lender who holds a floating rate loan, or as a participation interest in another lender’s portion of the floating rate loan or portion therof. Investments in floating rate loans have risks that are similar to those of fixed income securities. In addition, floating rate loans carry the risk of impairment of collateral. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As such, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans may also carry liquidity risk. Floating rate loans generally are subject to legal or contractual restrictions on resale. Therefore, the liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. If the credit quality of a floating rate loan suffers a significant decline, the secondary trading market for that same loan may also decline, making it more difficult to sell and to value. Difficulty in selling a floating rate loan can result in a loss.

Investments in Derivative Instruments

Some of the funds use derivative instruments in pursuing their investment objectives. The following table and discussion provides more detailed information about a fund’s derivative usage.

Futures Contracts (“Futures”)

A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date.

Certain funds may enter into futures to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing fixed income securities prices to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal in a timely manner on the instrument), stock market risk (the risk that stock prices overall will decline over short or extended periods), or foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar).

Certain funds may use futures to seek to increase portfolio value, by increasing or decreasing their exposure to changes in the market value of the specific underlying security, foreign currency, or index.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Futures may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Focused	*	*		*	*	*
High Yield	*	*		*	*	*
Equity Income			*	*	*
Growth & Income			*	*	*
Growth			*	*	*
Select Value			*	*	*
Aggressive Opportunities			*	*	*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*
Core Bond Index	*				*
500 Stock Index					*
Broad Market Index					*
Mid/Small Company Index					*
Overseas Equity Index				*	*

Upon entering into the futures contract, the fund agrees to deposit an amount equal to a certain percentage of the contract notional value (initial margin). The fund agrees to subsequently receive or pay an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Use of futures may involve risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with futures include: the risk that a particular future may be difficult to purchase or sell (liquidity risk); the risk that certain futures may be more sensitive than traditional investments to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the future, and the inability of the future to correlate perfectly, or at all, with the value of the underlying asset, reference rate, or index it is designed to closely track (valuation risk); the risk that the fund may lose substantially more than the amount invested and that the fund may be forced to liquidate portfolio positions when it may not be advantageous to do so (leverage risk).

As of September 30, 2014, the following funds had open futures contracts outstanding:

Low Duration Bond Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
108	CBT	U.S. 2 Year Treasury Note	December 2014	$23,635,125	$(3,999)

Sold
47	CBT	U.S. 5 Year Treasury Note	December 2014	$5,558,117	$32,163

					$28,164

Inflation Focused Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
128	CBT	U.S. 10 Year Treasury Note	December 2014	$15,954,000	$(22,280)
49	CBT	U.S. 5 Year Treasury Note	December 2014	5,794,633	(21,165)

					$(43,445)

Sold
81	CBT	U.S. 2 Year Treasury Note	December 2014	$17,726,344	$(10,069)
101	CBT	U.S. Long Bond	December 2014	13,928,531	48,787
67	CBT	U.S. Ultra Bond	December 2014	10,217,500	120,820

					$159,538

					$116,093

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

High Yield Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Sold
70	CBT	U.S. 10 Year Treasury Note	December 2014	$8,724,844	$(23,196)
50	CBT	U.S. 5 Year Treasury Note	December 2014	5,912,890	(1,335)

					$(24,531)

Discovery Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
1,181	NYF	E-MINI Russell 2000 Index	December 2014	$129,508,460	$(6,492,527)
30	CBT	U.S. 2 Year Treasury Note	December 2014	6,565,313	(564)

					$(6,493,091)

Diversifying Strategies Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
2,807	NYF	E-MINI Russell 2000 Index	December 2014	$307,815,620	$(15,333,456)
119	CBT	U.S. 2 Year Treasury Note	December 2014	26,042,406	(7,275)

					$(15,340,731)

Sold
40	CBT	U.S. 5 Year Treasury Note	December 2014	$4,730,312	$27,408

					$(15,313,323)

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
194	CME	E-MINI S&P 500 Index	December 2014	$19,065,350	$(173,981)

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
13	NYF	E-MINI Russell 2000 Index	December 2014	$1,425,580	$(76,525)
144	CME	E-MINI S&P 500 Index	December 2014	14,151,600	(113,664)
10	CME	E-MINI S&P MidCap 400	December 2014	1,365,400	(51,188)

					$(241,377)

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
98	NYF	E-MINI Russell 2000 Index	December 2014	$10,746,680	$(477,867)
69	CME	E-MINI S&P MidCap 400	December 2014	9,421,260	(336,387)

					$(814,254)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Overseas Equity Index Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
41	NYF	E-MINI MSCI EAFE Index	December 2014	$3,771,385	$(75,087)

Forward Currency Contracts

A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Certain funds may enter into forward currency contracts to manage foreign currency risk. Foreign currency risk is the risk that a fund’s investment in or exposure to foreign currencies or securities denominated in foreign currencies may cause the fund to experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar, or, in the case of hedged positions, the risk that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a fund denominated in those currencies.

Certain funds also may enter into forward currency contracts to obtain or adjust investment exposure to a foreign currency.

Forward currency contracts may be used by the following funds for the following purposes:

Fund	Manage Foreign Currency Risk	Obtain or Adjust Investment Exposure to Foreign Currencies
Low Duration Bond	*	*
Inflation Focused	*	*
High Yield	*	*
Equity Income	*
Growth & Income	*
Growth	*
Select Value	*
Aggressive Opportunities	*
Discovery	*	*
International	*	*
Diversifying Strategies	*	*
Overseas Equity Index	*

Risks of entering into forward currency contracts include the possibility that a fund may lose money. For example, foreign currency values may change unfavorably relative to the U.S. dollar, there may be an illiquid market or a change in the value of the contracts may not correlate with changes in the value of the underlying currency. The use of over-the-counter forward currency contracts includes counterparty risk, which is the risk that the other party to a contract may not fulfill its obligations.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Realized gain or loss is recorded upon the termination of the contract.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

As of September 30, 2014, the following funds had open forward currency contracts outstanding:

Low Duration Bond Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2014	Net Unrealized Appreciation
Sale	HSBC Bank plc	GBP	USD	10/08/2014	$1,150,454	$1,131,503	$18,951

High Yield Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2014	Net Unrealized Appreciation/ (Depreciation)
Purchase	JPMorgan Chase Bank NA	USD	EUR	10/07/2014	$738,961	$722,124	$(16,837)

Sale	JPMorgan Chase Bank NA	EUR	USD	10/07/2014	$2,231,910	$2,162,779	$69,131
Sale	JPMorgan Chase Bank NA	GBP	USD	10/07/2014	987,497	975,363	12,134

							$81,265

							$64,428

International Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2014	Net Unrealized Appreciation
Sale	JPMorgan Chase Bank NA	AUD	USD	10/31/2014	$8,237,075	$8,217,868	$19,207

Diversifying Strategies Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2014	Net Unrealized Appreciation
Sale	JPMorgan Chase Bank NA	EUR	USD	10/08/2014	$4,309,735	$4,145,484	$164,251

Option Contracts (“Options”)

An option gives the holder the right but not the obligation to enter into a transaction (e.g., the purchase or sale of a security, an index of securities or another instrument, such as a futures contract) with another party on or before a specific date at a specified price (called the strike price). The counterparty is obligated to enter into the transaction if the holder elects to exercise the option. A call option gives the holder the right to purchase the underlying security or instrument from the other party; a put option gives the holder the right to sell the underlying security or instrument to the other party.

Certain funds may enter into options to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing prices of fixed income securities to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner), stock market risk (the risk that stock prices overall will decline over short or extended periods), and foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar). Some funds also may use options, including options on Euro-Bund futures contracts, to obtain or adjust investment exposure to certain assets, asset classes, or foreign currencies.

Option contracts may be used by the following funds for the following purposes:

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Focused	*	*		*	*	*
High Yield	*	*		*	*	*
Equity Income			*		*
Growth & Income			*		*
Growth			*		*
Select Value			*		*
Aggressive Opportunities			*		*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*

Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security that the fund purchases upon exercise will be increased by the premium originally paid. When a fund writes (sells) a call or put option, an amount equal to the premium received by the fund is recorded as a liability, and the value of each option is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise. Option contract transactions may incur a commission, in addition to the premium paid or received.

Purchased options on Euro-Bund futures are recorded, accounted for and reported in the financial statements very much like futures contracts. There is no premium paid at the time of purchase and they are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value and recorded as unrealized gain or loss. At the expiration of the option, the accumulated variation margin received or paid is recorded as realized gain or loss. If the option is exercised, the transaction is recorded as a normal purchase or sale of a futures contract.

A risk in writing (selling) a call option is that the fund gives up the opportunity for profit if the market price of the security increases to or above the strike price and the option is exercised. A risk in writing (selling) a call option on a futures contract, including a Euro-Bund futures contract, is that the fund may incur a loss if the market value of the underlying futures contract increases and the option is exercised. A risk in writing a put option is that the fund may incur a loss if the market price of the security, or futures contract including a Euro-Bund futures contract, decreases and the option is exercised. A risk in buying an option, including an option on a Euro-Bund futures contract, is that the fund pays a premium whether or not the option is exercised. The use of over-the-counter option contracts may also include counterparty risk, which is the risk that the other party to the contract may not fulfill its obligations.

Written option activity for the year ended September 30, 2014 was as follows:

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

	Call Options		Put Options		Total
Diversifying Strategies	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 12/31/2013	910	$178,401	—	$—	910	$178,401

Written	780	124,898	—	—	780	124,898
Closed	(1,690)	(303,299)	—	—	(1,690)	(303,299)
Expired	—	—	—	—	—	—

Ending balance as of 09/30/2014	—	$—	—	$—	—	$—

As of September 30, 2014, the funds had no open written option contracts.

Swap Agreements (“Swaps”)

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. Bilateral swap agreements are two-party contracts entered into primarily by institutional investors. The swap counterparty is typically a brokerage firm, bank, or other financial institution. Certain standardized swaps are subject to mandatory central clearing (cleared swaps). Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouse serving as central counterparty. A Fund posts initial and variation margin to support its obligations under cleared swaps. In a cleared swap, a fund’s ultimate counterparty is the central clearinghouse. In a typical “swap” transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, such as specified interest rates, a particular foreign currency, or a “basket” of securities or commodities as represented by a particular index. The gross returns to be exchanged or “swapped” between the parties are generally calculated based on the return on or change in value of a “notional amount”, i.e. the predetermined dollar amount on which the dollar amount of gross returns are calculated.

Swap contract provisions and underlying assets are varied and may be customized to the specifications of the swap parties. Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced fixed income security in the event of a default or other agreed upon credit related event by the issuer of the debt obligation. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Inflation rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive a fixed rate in exchange for the rate of change of an inflation index with respect to a notional amount of principal.

Certain funds may enter into swaps to manage certain risks (e.g. interest rate risk, which is the risk that interest rates will rise, causing prices of fixed income securities to fall, and credit risk, which is the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaps to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaps may be used by the following funds for the following purposes:

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

	Manage Risk:			Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Foreign Currency Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*	*
Inflation Focused	*	*	*	*
High Yield	*	*	*	*
Discovery	*	*	*	*
Diversifying Strategies	*	*	*	*

The risks of entering into swaps include the possible lack of liquidity and unfavorable changes in the underlying investments or instruments. The use of swaps also include counterparty risk, which is the risk that the other party to a swap may not fulfill its obligations.

In certain types of swap transactions, the risk of loss is increased because the fund may be required to make additional or higher payments to the counterparty as a result of market volatility. In addition, swaps may not be traded on exchanges or other organized markets, and are generally illiquid.

Swap value changes, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swaps. A realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of a swap.

As of September 30, 2014 the following swaps were outstanding:

Inflation Focused Fund

Centrally Cleared Interest Rate Swaps
Rates Exchanged
Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Premium	Net Unrealized Appreciation (Depreciation)
2.75%	3 Month Libor	06/19/2043	USD 1,000,000	$117,550	$(40,029)
3.50%	3 Month Libor	12/18/2043	USD 3,800,000	245,152	(505,575)
3.50%	3 Month Libor	12/17/2044	USD 2,200,000	(88,530)	(25,301)
3.75%	3 Month Libor	06/18/2044	USD 300,000	(23,448)	(12,006)
3 Month Libor	1.25%	09/05/2018	USD 4,300,000	—	(64,239)
3 Month Libor	1.40%	09/05/2018	USD 1,300,000	—	(11,812)
3 Month Libor	1.45%	09/05/2018	USD 3,900,000	—	(27,829)
3 Month Libor	2.00%	12/18/2018	USD 1,600,000	16,315	9,481

				$267,039	$(677,310)

Inflation Linked Swaps
	Rates Exchanged
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Premium	Net Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	1.83%	CPI Urban Consumers NSA	11/29/2016	USD 1,100,000	$(245)	$(1,586)
BNP Paribas SA	2.25%	CPI Urban Consumers NSA	07/15/2017	USD 5,100,000	6,020	(148,420)
BNP Paribas SA	2.50%	CPI Urban Consumers NSA	07/15/2022	USD 2,900,000	42,218	(168,735)
Deutsche Bank AG	1.80%	CPI Urban Consumers NSA	01/17/2016	USD 1,200,000	(440)	1,815
Deutsche Bank AG	1.83%	CPI Urban Consumers NSA	11/29/2016	USD 2,400,000	(706)	(3,732)
Deutsche Bank AG	1.85%	CPI Urban Consumers NSA	11/29/2016	USD 3,600,000	—	(8,861)
Deutsche Bank AG	1.86%	CPI Urban Consumers NSA	11/05/2016	USD 2,000,000	—	(5,962)
Deutsche Bank AG	1.93%	CPI Urban Consumers NSA	02/10/2017	USD 2,900,000	—	(4,456)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Deutsche Bank AG	2.17%	CPI Urban Consumers NSA	11/01/2018	USD 1,300,000	—	(16,313)
Deutsche Bank AG	2.50%	CPI Urban Consumers NSA	07/15/2022	USD 500,000	3,650	(25,463)
Goldman Sachs Bank USA	1.73%	CPI Urban Consumers NSA	04/15/2016	USD 7,900,000	(14,005)	(5,113)
Goldman Sachs Bank USA	2.21%	CPI Urban Consumers NSA	10/11/2018	USD 5,200,000	—	(75,095)
Royal Bank of Scotland plc	1.93%	CPI Urban Consumers NSA	10/31/2016	USD 5,300,000	—	(27,392)
Royal Bank of Scotland plc	1.94%	CPI Urban Consumers NSA	10/23/2016	USD 1,100,000	(3,245)	(2,645)
Royal Bank of Scotland plc	2.25%	CPI Urban Consumers NSA	07/15/2017	USD 4,200,000	2,313	(119,583)

					$35,560	$(611,541)

Swap Options (“Swaptions”)

A swaption is a contract that gives the holder the right (but not the obligation), in return for the payment of a premium, to enter into a new swap agreement, or shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Certain funds may enter into swaptions to manage certain risks (e.g., interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaptions to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaptions may be used by the following funds for the following purposes:

	Manage Risk:		Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*
Inflation Focused	*	*	*
High Yield	*	*	*
Discovery	*	*	*
Diversifying Strategies	*	*	*

When a fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement (i.e., the fund may be required to enter into a new swap agreement, or to shorten, extend, cancel, or otherwise modify an existing swap agreement, even when there has been an unfavorable change in the value of the underlying swap). The use of swaptions includes counterparty risk, which is the risk that the other party to a swaption may not fulfill its obligations.

When a fund writes a call or put swaption, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the swaption written. Certain swaptions may be written with premiums to be determined on a future date. Premiums received from writing swaptions that expire are treated as realized gains. Premiums received from writing swaptions that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap to determine the realized gain or loss.

Funds may also purchase put and call swaptions. Purchasing put or call swaptions tends to increase the fund’s potential opportunity to benefit from favorable market value changes in the underlying swap without obligating the fund to participate in unfavorable market changes that may occur. Premiums paid for purchasing swaptions that expire are treated as realized losses. Certain swaptions may be purchased with premiums to be determined on a future date. The premiums for these swaptions are based upon implied volatility parameters at specified terms. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the swaption. When a fund exercises a put swaption, it will realize a gain or loss from the underlying swap and the proceeds will be decreased by the premium originally paid. When a fund exercises a call swaption, the cost of the swap that the fund purchases upon exercise will be increased by the premium originally paid.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Written swaption activity for the year ended September 30, 2014 was as follows:

	Call Swaptions		Put Swaptions		Total
Inflation Focused Fund	Notional Amount	Premium	Notional Amount	Premium	Notional Amount	Premium
Beginning balance as of 12/31/2013	14,200,000	$85,003	48,500,000	$167,890	62,700,000	$252,893

Written	8,000,000	17,657	16,200,000	37,523	24,200,000	55,180
Closed	(17,200,000)	(91,175)	(24,600,000)	(154,709)	(41,800,000)	(245,884)
Expired	(900,000)	(3,285)	(36,000,000)	(37,584)	(36,900,000)	(40,869)

Ending balance as of 09/30/2014	4,100,000	$8,200	4,100,000	$13,120	8,200,000	$21,320

As of September 30, 2014, the following fund had open written swaption contracts outstanding:

Inflation Focused Fund

Exchange	Counterparty	Contract	Notional Amount	Strike Rate	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
OTC	Morgan Stanley Capital Services LLC	Put—Interest Rate Swaption	$4,100,000	2.15%	12/02/2014	$(1,296)
OTC	Morgan Stanley Capital Services LLC	Call—Interest Rate Swaption	4,100,000	1.85%	12/02/2014	1,269

						$(27)

Tax Basis Unrealized Appreciation (Depreciation)

As of September 30, 2014, net unrealized appreciation (depreciation) on investments was as follows:

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Low Duration Bond	$832,591,556	$4,593,226	$1,678,060	$2,915,166
Inflation Focused	535,207,318	7,211,638	11,094,088	(3,882,450)
High Yield	389,624,173	361,194	9,162,334	(8,801,140)
Equity Income	1,975,433,538	443,109,654	33,111,699	409,997,955
Growth & Income	1,244,896,119	435,743,900	15,521,905	420,221,995
Growth	1,716,354,181	574,788,921	10,384,491	564,404,430
Select Value	387,694,559	78,733,208	12,427,098	66,306,110
Aggressive Opportunities	929,822,630	222,668,434	23,160,878	199,507,556
Discovery	271,824,486	20,664,560	10,996,312	9,668,248
International	1,370,173,544	210,191,888	74,987,881	135,204,007
Diversifying Strategies	1,056,169,938	18,868,703	13,314,071	5,554,632
Core Bond Index	1,791,637,283	26,754,662	15,708,869	11,045,793
500 Stock Index	486,073,728	302,563,123	5,953,888	296,609,235
Broad Market Index	484,573,455	401,368,002	26,157,767	375,210,235
Mid/Small Company Index	617,220,067	200,638,040	32,040,464	168,597,576
Overseas Equity Index	307,845,946	47,438,268	28,180,474	19,257,794
Model Portfolio Conservative Growth	624,636,439	49,781,777	5,093,820	44,687,957
Model Portfolio Traditional Growth	1,478,055,088	237,985,129	5,006,896	232,978,233
Model Portfolio Long-Term Growth	1,842,453,688	393,572,151	2,963,842	390,608,309
Model Portfolio All-Equity Growth	744,160,322	196,639,132	444,208	196,194,924
Milestone Retirement Income	328,688,466	10,524,243	3,941,474	6,582,769
Milestone 2010	277,902,029	15,541,562	2,926,097	12,615,465
Milestone 2015	535,778,525	35,529,238	3,255,253	32,273,985
Milestone 2020	664,806,345	61,384,584	3,506,853	57,877,731
Milestone 2025	549,735,609	61,469,523	1,947,348	59,522,175
Milestone 2030	445,706,964	55,706,064	1,226,612	54,479,452
Milestone 2035	306,188,424	42,709,758	606,398	42,103,360
Milestone 2040	292,675,162	45,968,529	481,369	45,487,160
Milestone 2045	113,730,915	12,742,136	177,821	12,564,315
Milestone 2050	36,475,056	1,413,395	131,476	1,281,919

Portfolio Securities Loaned

Certain funds lend securities to approved borrowers to seek to earn additional income. As of September 30, 2014 certain funds had loaned securities, which were collateralized by cash or other forms of collateral at least equal to the market value of the securities loaned as provided for in the Company’s Securities Lending Agency Agreement with JPMorgan Chase Bank, N.A. The funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. The fund may terminate a loan at any time and generally expects to receive the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.

The funds will be indemnified by the custodian for securities lending programs conducted through the custodian if, at the time of a default by a borrower, some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall deposit in the funds’ accounts securities of the same number, issue, type, class and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the funds’ accounts an amount equal to the market value of the unreturned loaned securities. For purposes of calculating the amount of credit to a fund’s account, the market value of U.S. securities will be determined as of the date on which the custodian posts the credit to the fund and the market value of the U.S. securities may be more or less than it was on the date the securities were due to be returned to the fund.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

For non-U.S. securities, the market value of the securities to be credited to a fund is determined as of the date the securities were due to be returned to the fund.

The market value of the securities on loan and the value of the related collateral as of September 30, 2014, were as follows:

Fund	Securities on Loan	Collateral	Collateralization
Low Duration Bond	$34,567,689	$35,268,875	102%
High Yield	19,621,446	19,976,398	102%
Equity Income	39,022,292	40,403,042	104%
Growth & Income	13,662,505	14,150,433	104%
Growth	13,283,778	13,860,915	104%
Select Value	12,031,910	12,556,319	104%
Aggressive Opportunities	36,166,052	37,722,793	104%
Discovery	17,491,001	18,416,635	105%
International	18,225,427	18,979,015	104%
Core Bond Index	15,864,116	16,180,867	102%
500 Stock Index	6,121,596	6,302,572	103%
Broad Market Index	20,138,114	20,992,472	104%
Mid/Small Company Index	56,664,204	59,473,904	105%
Overseas Equity Index	4,334,718	4,566,229	105%

Item 2 (Controls and Procedures):

Sub-item 2(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures by registrant’s management as of a date within 90 days of the filing of this report.

Sub-item 2(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 (Exhibits): The required certifications of the principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date	November 25, 2014

By:	/s/ Richard P. Whitty
Richard P. Whitty , Principal Financial Officer

Date	November 26, 2014